UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22135

Innovator ETFs Trust
(Exact name of registrant as specified in charter)

200 W. Front Street

Wheaton, Illinois 60187
(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, New Castle County, Delaware 19808
(Name and address of agent for service)

Morrison C. Warren, Esq.

Chapman and Cutler LLP

320 South Canal Street

Chicago, Illinois 60606

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2025

Date of reporting period: April 30, 2025

Item 1. Reports to Stockholders.

(a)

Innovator Buffer Step-Up Strategy ETF®
BSTP (Principal U.S. Listing Exchange: NYSE ARCA)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Buffer Step-Up Strategy ETF® for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BSTP. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Buffer Step-Up Strategy ETF®	$44	0.89%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$54,638,992
Number of Holdings	4
Net Advisory Fee	$308,093
Portfolio Turnover	0%
30-Day SEC Yield	-0.85%
30-Day SEC Yield Unsubsidized	-0.85%
Visit https://www.innovatoretfs.com/etf/?ticker=BSTP for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $5.58	98.8%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $554.57	6.8%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $656.08	-1.6%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $504.66	-4.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BSTP.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Buffer Step-Up Strategy ETF®	PAGE 1	TSR-SAR-45783Y731

Innovator Deepwater Frontier Tech ETF
LOUP (Principal U.S. Listing Exchange: NYSE ARCA)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Deepwater Frontier Tech ETF for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=LOUP. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Deepwater Frontier Tech ETF	$34	0.70%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$77,027,069
Number of Holdings	31
Net Advisory Fee	$247,296
Portfolio Turnover	66%
30-Day SEC Yield	-0.43%
30-Day SEC Yield Unsubsidized	-0.43%
Visit https://www.innovatoretfs.com/etf/?ticker=LOUP for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Sectors	(%)
Technology	51.3%
Communications	21.3%
Industrial	12.6%
Consumer, Non-cyclical	8.3%
Financial	3.1%
Basic Materials	3.1%
Cash & Other	0.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=LOUP.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Deepwater Frontier Tech ETF	PAGE 1	TSR-SAR-45782C862

Innovator Equity Managed Floor ETF®
SFLR (Principal U.S. Listing Exchange: NYSE ARCA)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Equity Managed Floor ETF® for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=SFLR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Managed Floor ETF®	$44	0.89%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$795,683,227
Number of Holdings	237
Net Advisory Fee	$2,955,307
Portfolio Turnover	8%
30-Day SEC Yield	0.51%
30-Day SEC Yield Unsubsidized	0.51%
Visit https://www.innovatoretfs.com/etf/?ticker=SFLR for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Sectors	(%)
Technology	28.3%
Communications	15.4%
Financial	14.5%
Consumer, Non-cyclical	14.7%
Consumer, Cyclical	8.1%
Industrial	6.9%
Energy	3.1%
Utilities	2.6%
Finance and Insurance	1.9%
Cash & Other	4.5%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=SFLR.
Innovator Equity Managed Floor ETF®	PAGE 1	TSR-SAR-45783Y673

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Managed Floor ETF®	PAGE 2	TSR-SAR-45783Y673

Innovator Equity Premium Income - Daily PutWrite ETF
SPUT (Principal U.S. Listing Exchange: NYSE ARCA)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Equity Premium Income - Daily PutWrite ETF for the period of March 13, 2025, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=SPUT. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Premium Income - Daily Putwrite ETF	$10	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$4,878,070
Number of Holdings	507
Net Advisory Fee	$4,380
Portfolio Turnover	27%
30-Day SEC Yield	6.99%
30-Day SEC Yield Unsubsidized	6.99%
Visit https://www.innovatoretfs.com/etf/?ticker=SPUT for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Sectors	(%)
Financial	26.4%
Technology	15.3%
Consumer, Non-cyclical	8.7%
Communications	8.1%
Consumer, Cyclical	4.4%
Industrial	3.8%
Energy	1.7%
Utilities	1.2%
Basic Materials	0.8%
Cash & Other	29.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=SPUT.
Innovator Equity Premium Income - Daily PutWrite ETF	PAGE 1	TSR-SAR-45784N403

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Premium Income - Daily PutWrite ETF	PAGE 2	TSR-SAR-45784N403

Innovator Gradient Tactical Rotation Strategy ETF
IGTR (Principal U.S. Listing Exchange: NYSE ARCA)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Gradient Tactical Rotation Strategy ETF for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IGTR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Gradient Tactical Rotation Strategy ETF	$38	0.80%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$74,137,234
Number of Holdings	101
Net Advisory Fee	$451,164
Portfolio Turnover	188%
30-Day SEC Yield	1.51%
30-Day SEC Yield Unsubsidized	1.51%
Visit https://www.innovatoretfs.com/etf/?ticker=IGTR for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Sectors	(%)
Consumer, Non-cyclical	23.2%
Financial	22.9%
Utilities	17.5%
Industrial	12.8%
Consumer, Cyclical	6.8%
Technology	6.3%
Communications	4.8%
Basic Materials	3.6%
Energy	1.7%
Cash & Other	0.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=IGTR.
Innovator Gradient Tactical Rotation Strategy ETF	PAGE 1	TSR-SAR-45783Y665

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Gradient Tactical Rotation Strategy ETF	PAGE 2	TSR-SAR-45783Y665

Innovator Hedged Nasdaq-100® ETF
QHDG (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Hedged Nasdaq-100® ETF for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=QHDG. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Hedged Nasdaq-100® ETF	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$9,602,638
Number of Holdings	105
Net Advisory Fee	$35,543
Portfolio Turnover	11%
30-Day SEC Yield	0.07%
30-Day SEC Yield Unsubsidized	0.07%
Visit https://www.innovatoretfs.com/etf/?ticker=QHDG for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Sectors	(%)
Technology	48.1%
Communications	26.4%
Consumer, Non-cyclical	10.8%
Consumer, Cyclical	9.1%
Industrial	1.8%
Utilities	1.5%
Basic Materials	1.5%
Energy	0.5%
Financial	0.2%
Cash & Other	0.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=QHDG.
Innovator Hedged Nasdaq-100® ETF	PAGE 1	TSR-SAR-45783Y152

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Hedged Nasdaq-100® ETF	PAGE 2	TSR-SAR-45783Y152

Innovator IBD® 50 ETF
FFTY (Principal U.S. Listing Exchange: NYSE ARCA)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator IBD® 50 ETF for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=FFTY. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator IBD® 50 ETF	$40	0.80%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$60,915,460
Number of Holdings	51
Net Advisory Fee	$151,890
Portfolio Turnover	721%
30-Day SEC Yield	-0.19%
30-Day SEC Yield Unsubsidized	-0.46%
Visit https://www.innovatoretfs.com/etf/?ticker=FFTY for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Sectors	(%)
Consumer, Non-cyclical	32.8%
Financial	18.9%
Technology	18.1%
Basic Materials	11.6%
Industrial	8.9%
Communications	3.6%
Energy	2.5%
Utilities	2.0%
Consumer, Cyclical	1.5%
Cash & Other	0.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=FFTY.
Innovator IBD® 50 ETF	PAGE 1	TSR-SAR-45782C102

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator IBD® 50 ETF	PAGE 2	TSR-SAR-45782C102

Innovator IBD® Breakout Opportunities ETF
BOUT (Principal U.S. Listing Exchange: NYSE ARCA)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator IBD® Breakout Opportunities ETF for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BOUT. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator IBD® Breakout Opportunities ETF	$38	0.80%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$11,760,126
Number of Holdings	102
Net Advisory Fee	$53,537
Portfolio Turnover	981%
30-Day SEC Yield	1.08%
30-Day SEC Yield Unsubsidized	1.08%
Visit https://www.innovatoretfs.com/etf/?ticker=BOUT for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Sectors	(%)
Consumer, Non-cyclical	28.8%
Financial	22.0%
Consumer, Cyclical	13.0%
Technology	10.2%
Industrial	9.9%
Communications	4.9%
Utilities	4.5%
Energy	3.5%
Basic Materials	2.0%
Cash & Other	1.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BOUT.
Innovator IBD® Breakout Opportunities ETF	PAGE 1	TSR-SAR-45782C763

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator IBD® Breakout Opportunities ETF	PAGE 2	TSR-SAR-45782C763

Innovator Laddered Allocation Buffer ETF™
BUFB (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Laddered Allocation Buffer ETF™ for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BUFB. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Laddered Allocation Buffer ETF™	$5	0.10%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$205,988,488
Number of Holdings	12
Net Advisory Fee	$97,275
Portfolio Turnover	0%
30-Day SEC Yield	-0.06%
30-Day SEC Yield Unsubsidized	-0.06%
Visit https://www.innovatoretfs.com/etf/?ticker=BUFB for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
Innovator U.S. Equity Buffer ETF - May	8.3%
Innovator U.S. Equity Buffer ETF - February	8.3%
Innovator U.S. Equity Buffer ETF - November	8.3%
Innovator U.S. Equity Buffer ETF - October	8.3%
Innovator U.S. Equity Buffer ETF - September	8.3%
Innovator U.S. Equity Buffer ETF - August	8.3%
Innovator U.S. Equity Buffer ETF -December	8.3%
Innovator U.S. Equity Buffer ETF - January	8.3%
Innovator U.S. Equity Buffer ETF - March	8.3%
Innovator U.S. Equity Buffer ETF April	8.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BUFB.
Innovator Laddered Allocation Buffer ETF™	PAGE 1	TSR-SAR-45783Y756

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Laddered Allocation Buffer ETF™	PAGE 2	TSR-SAR-45783Y756

Innovator Laddered Allocation Power Buffer ETF™
BUFF (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Laddered Allocation Power Buffer ETF™ for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BUFF. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Laddered Allocation Power Buffer ETF™	$5	0.10%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$578,030,840
Number of Holdings	13
Net Advisory Fee	$270,006
Portfolio Turnover	0%
30-Day SEC Yield	-0.05%
30-Day SEC Yield Unsubsidized	-0.05%
Visit https://www.innovatoretfs.com/etf/?ticker=BUFF for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
Innovator U.S. Equity Power Buffer ETF - May	8.4%
Innovator U.S. Equity Power Buffer ETF - January	8.3%
Innovator U.S. Equity Power Buffer ETF - November	8.3%
Innovator U.S. Equity Power Buffer ETF - February	8.3%
Innovator U.S. Equity Power Buffer ETF - April	8.3%
Innovator U.S. Equity Power Buffer ETF - March	8.3%
Innovator U.S. Equity Power Buffer ETF - August	8.3%
Innovator U.S. Equity Power Buffer ETF - October	8.3%
Innovator U.S. Equity Power Buffer ETF - September	8.3%
Innovator U.S. Equity Power Buffer ETF - December	8.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BUFF.
Innovator Laddered Allocation Power Buffer ETF™	PAGE 1	TSR-SAR-45783Y814

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Laddered Allocation Power Buffer ETF™	PAGE 2	TSR-SAR-45783Y814

Innovator Nasdaq-100 Managed Floor ETF®
QFLR (Principal U.S. Listing Exchange: NYSE ARCA)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Nasdaq-100 Managed Floor ETF® for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=QFLR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Nasdaq-100 Managed Floor ETF®	$44	0.89%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$282,808,026
Number of Holdings	54
Net Advisory Fee	$1,162,660
Portfolio Turnover	19%
30-Day SEC Yield	-0.01%
30-Day SEC Yield Unsubsidized	-0.01%
Visit https://www.innovatoretfs.com/etf/?ticker=QFLR for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
Apple, Inc.	8.8%
Microsoft Corp.	8.6%
NVIDIA Corp.	7.2%
Amazon.com, Inc.	6.0%
Broadcom, Inc.	4.9%
Meta Platforms, Inc. - Class A	3.8%
Netflix, Inc.	3.8%
Costco Wholesale Corp.	3.7%
Tesla, Inc.	3.0%
Alphabet, Inc. - Class A	2.7%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=QFLR.
Innovator Nasdaq-100 Managed Floor ETF®	PAGE 1	TSR-SAR-45783Y681

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Nasdaq-100 Managed Floor ETF®	PAGE 2	TSR-SAR-45783Y681

Innovator Power Buffer Step-Up Strategy ETF®
PSTP (Principal U.S. Listing Exchange: NYSE ARCA)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Power Buffer Step-Up Strategy ETF® for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PSTP. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Power Buffer Step-Up Strategy ETF®	$44	0.89%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$103,568,956
Number of Holdings	4
Net Advisory Fee	$461,477
Portfolio Turnover	0%
30-Day SEC Yield	-0.85%
30-Day SEC Yield Unsubsidized	-0.85%
Visit https://www.innovatoretfs.com/etf/?ticker=PSTP for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $5.67	96.1%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $573.73	6.1%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $640.14	-0.3%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $487.68	-1.9%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=PSTP.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Power Buffer Step-Up Strategy ETF®	PAGE 1	TSR-SAR-45783Y723

Innovator S&P Investment Grade Preferred ETF
EPRF (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator S&P Investment Grade Preferred ETF for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=EPRF. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator S&P Investment Grade Preferred ETF	$23	0.47%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$86,445,903
Number of Holdings	76
Portfolio Turnover	14%
Net Advisory Fee	$227,505
Average Credit Quality	AAA
Effective Duration	2 yrs
Visit https://www.innovatoretfs.com/etf/?ticker=EPRF for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
Ares Management Corp.	4.8%
Apollo Global Management, Inc.	4.7%
KKR & Co., Inc.	4.5%
Enstar Group Ltd.	4.1%
Axis Capital Holdings Ltd.	4.0%
Hartford Insurance Group, Inc.	3.9%
Voya Financial, Inc.	3.9%
Bank of New York Mellon Corp.	3.9%
Northern Trust Corp.	3.9%
Agree Realty Corp.	3.9%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=EPRF.
Innovator S&P Investment Grade Preferred ETF	PAGE 1	TSR-SAR-45783Y822

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator S&P Investment Grade Preferred ETF	PAGE 2	TSR-SAR-45783Y822

Innovator U.S. Small Cap Managed Floor ETF®
RFLR (Principal U.S. Listing Exchange: NYSE ARCA)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Small Cap Managed Floor ETF® for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=RFLR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Small Cap Managed Floor ETF®	$43	0.89%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$19,042,302
Number of Holdings	1,337
Net Advisory Fee	$52,489
Portfolio Turnover	22%
30-Day SEC Yield	0.85%
30-Day SEC Yield Unsubsidized	0.85%
Visit https://www.innovatoretfs.com/etf/?ticker=RFLR for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Sectors	(%)
Financial	23.1%
Consumer, Non-cyclical	20.4%
Industrial	12.2%
Consumer, Cyclical	11.1%
Technology	8.9%
Finance and Insurance	4.5%
Energy	4.3%
Communications	4.1%
Basic Materials	3.0%
Cash & Other	8.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=RFLR.
Innovator U.S. Small Cap Managed Floor ETF®	PAGE 1	TSR-SAR-45784N502

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Small Cap Managed Floor ETF®	PAGE 2	TSR-SAR-45784N502

Innovator Uncapped Accelerated U.S. Equity ETF™
XUSP (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Uncapped Accelerated U.S. Equity ETF™ for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XUSP. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Uncapped Accelerated U.S. Equity ETF™	$38	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$35,130,333
Number of Holdings	12
Net Advisory Fee	$186,905
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%
Visit https://www.innovatoretfs.com/etf/?ticker=XUSP for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $5.79	26.4%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $5.88	25.8%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $5.49	24.0%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $5.62	24.0%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $587.36	2.3%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $615.38	1.1%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $602.45	0.8%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $571.43	0.8%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $573.78	-1.1%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $544.24	-1.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=XUSP.
Innovator Uncapped Accelerated U.S. Equity ETF™	PAGE 1	TSR-SAR-45783Y699

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Uncapped Accelerated U.S. Equity ETF™	PAGE 2	TSR-SAR-45783Y699

Innovator 20+ Year Treasury Bond 5 Floor ETF® - Quarterly
TFJL (Principal U.S. Listing Exchange: Cboe BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator 20+ Year Treasury Bond 5 Floor ETF® - Quarterly for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=TFJL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator 20+ Year Treasury Bond 5 Floor ETF® - Quarterly	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$34,905,046
Number of Holdings	3
Net Advisory Fee	$134,859
Portfolio Turnover	0%
30-Day SEC Yield	-0.74%
30-Day SEC Yield Unsubsidized	-0.74%
Visit https://www.innovatoretfs.com/etf/?ticker=TFJL for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2025; Exercise Price: $0.23	98.6%
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2025; Exercise Price: $86.48	1.4%
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2025; Exercise Price: $114.34	0.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=TFJL.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator 20+ Year Treasury Bond 5 Floor ETF® - Quarterly	PAGE 1	TSR-SAR-45782C243

Innovator 20+ Year Treasury Bond 9 Buffer ETF™ - July
TBJL (Principal U.S. Listing Exchange: Cboe BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator 20+ Year Treasury Bond 9 Buffer ETF™ - July for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=TBJL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator 20+ Year Treasury Bond 9 Buffer ETF™ - July	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$35,056,947
Number of Holdings	4
Net Advisory Fee	$84,615
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
Visit https://www.innovatoretfs.com/etf/?ticker=TBJL for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2025; Exercise Price: $0.92	96.2%
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2025; Exercise Price: $92.12	4.4%
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2025; Exercise Price: $114.64	-0.1%
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2025; Exercise Price: $83.83	-0.7%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=TBJL.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator 20+ Year Treasury Bond 9 Buffer ETF™- July	PAGE 1	TSR-SAR-45782C235

Innovator Defined Wealth Shield ETF
BALT (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Defined Wealth Shield ETF for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BALT. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Defined Wealth Shield ETF	$35	0.69%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$1,398,533,550
Number of Holdings	4
Net Advisory Fee	$3,811,991
Portfolio Turnover	0%
30-Day SEC Yield	-0.67%
30-Day SEC Yield Unsubsidized	-0.67%
Visit https://www.innovatoretfs.com/etf/?ticker=BALT for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $1.40	98.5%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $559.39	3.6%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $447.51	-0.3%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $573.23	-1.8%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BALT.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Defined Wealth Shield ETF	PAGE 1	TSR-SAR-45783Y855

Innovator Emerging Markets 10 Buffer ETF™ - Quarterly
EBUF (Principal U.S. Listing Exchange: NYSE ARCA)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Emerging Markets 10 Buffer ETF™ - Quarterly for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=EBUF. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Emerging Markets 10 Buffer ETF - Quarterly	$45	0.89%
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$5,963,649
Number of Holdings	4
Net Advisory Fee	$34,507
Portfolio Turnover	0%
30-Day SEC Yield	-0.85%
30-Day SEC Yield Unsubsidized	-0.85%
Visit https://www.innovatoretfs.com/etf/?ticker=EBUF for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2025; Exercise Price: $0.11	99.1%
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2025; Exercise Price: $43.70	2.9%
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2025; Exercise Price: $39.33	-0.6%
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2025; Exercise Price: $45.33	-1.5%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=EBUF.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Emerging Markets 10 Buffer ETF™- Quarterly	PAGE 1	TSR-SAR-45783Y210

Innovator Emerging Markets Power Buffer ETF™ - April
EAPR (Principal U.S. Listing Exchange: NYSE ARCA)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Emerging Markets Power Buffer ETF™ - April for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=EAPR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Emerging Markets Power Buffer ETF™ - April	$44	0.89%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$72,635,194
Number of Holdings	4
Net Advisory Fee	$269,458
Portfolio Turnover	0%
30-Day SEC Yield	-0.85%
30-Day SEC Yield Unsubsidized	-0.85%
Visit https://www.innovatoretfs.com/etf/?ticker=EAPR for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
iShares MSCI Emerging Markets ETF, Expiration: 03/31/2026; Exercise Price: $0.44	97.6%
iShares MSCI Emerging Markets ETF, Expiration: 03/31/2026; Exercise Price: $43.70	6.8%
iShares MSCI Emerging Markets ETF, Expiration: 03/31/2026; Exercise Price: $50.12	-2.2%
iShares MSCI Emerging Markets ETF, Expiration: 03/31/2026; Exercise Price: $37.15	-2.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=EAPR.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Emerging Markets Power Buffer ETF™- April	PAGE 1	TSR-SAR-45782C359

Innovator Emerging Markets Power Buffer ETF™ - January
EJAN (Principal U.S. Listing Exchange: NYSE ARCA)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Emerging Markets Power Buffer ETF™ - January for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=EJAN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Emerging Markets Power Buffer ETF™ - January	$44	0.89%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$110,401,452
Number of Holdings	4
Net Advisory Fee	$523,353
Portfolio Turnover	0%
30-Day SEC Yield	-0.85%
30-Day SEC Yield Unsubsidized	-0.85%
Visit https://www.innovatoretfs.com/etf/?ticker=EJAN for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2025; Exercise Price: $0.42	99.5%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2025; Exercise Price: $41.82	4.3%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2025; Exercise Price: $35.55	-1.5%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2025; Exercise Price: $48.22	-2.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=EJAN.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Emerging Markets Power Buffer ETF™- January	PAGE 1	TSR-SAR-45782C516

Innovator Emerging Markets Power Buffer ETF™ - July
EJUL (Principal U.S. Listing Exchange: NYSE ARCA)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Emerging Markets Power Buffer ETF™ - July for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=EJUL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Emerging Markets Power Buffer ETF™ - July	$44	0.89%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$71,226,607
Number of Holdings	4
Net Advisory Fee	$338,938
Portfolio Turnover	0%
30-Day SEC Yield	-0.85%
30-Day SEC Yield Unsubsidized	-0.85%
Visit https://www.innovatoretfs.com/etf/?ticker=EJUL for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2025; Exercise Price: $0.43	98.4%
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2025; Exercise Price: $42.59	2.0%
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2025; Exercise Price: $49.15	-0.2%
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2025; Exercise Price: $36.20	-0.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=EJUL.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Emerging Markets Power Buffer ETF™- July	PAGE 1	TSR-SAR-45782C714

Innovator Emerging Markets Power Buffer ETF™ - October
EOCT (Principal U.S. Listing Exchange: NYSE ARCA)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Emerging Markets Power Buffer ETF™ - October for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=EOCT. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Emerging Markets Power Buffer ETF™ - October	$44	0.89%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$61,098,663
Number of Holdings	4
Net Advisory Fee	$282,670
Portfolio Turnover	0%
30-Day SEC Yield	-0.86%
30-Day SEC Yield Unsubsidized	-0.86%
Visit https://www.innovatoretfs.com/etf/?ticker=EOCT for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
iShares MSCI Emerging Markets ETF, Expiration: 09/30/2025; Exercise Price: $0.46	95.1%
iShares MSCI Emerging Markets ETF, Expiration: 09/30/2025; Exercise Price: $45.86	6.7%
iShares MSCI Emerging Markets ETF, Expiration: 09/30/2025; Exercise Price: $53.10	-0.3%
iShares MSCI Emerging Markets ETF, Expiration: 09/30/2025; Exercise Price: $38.98	-1.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=EOCT.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Emerging Markets Power Buffer ETF™- October	PAGE 1	TSR-SAR-45782C623

Innovator Equity Defined Protection ETF™ - 1 Yr April
ZAPR (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 1 Yr April for the period of March 31, 2025, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZAPR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF™ - 1 Yr April	$7	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$42,293,293
Number of Holdings	3
Net Advisory Fee	$17,075
Portfolio Turnover	0%
30-Day SEC Yield	0.00%
30-Day SEC Yield Unsubsidized	0.00%
Visit https://www.innovatoretfs.com/etf/?ticker=ZAPR for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $5.63	97.3%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $559.42	6.9%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $601.51	-4.5%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=ZAPR.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Defined Protection ETF™- 1 Yr April	PAGE 1	TSR-SAR-45784N726

Innovator Equity Defined Protection ETF™ - 1 Yr August
ZAUG (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 1 Yr August for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZAUG. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF™ - 1 Yr August	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$73,399,987
Number of Holdings	3
Net Advisory Fee	$287,708
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%
Visit https://www.innovatoretfs.com/etf/?ticker=ZAUG for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 07/31/2025; Exercise Price: $5.54	97.0%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2025; Exercise Price: $550.84	3.6%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2025; Exercise Price: $599.39	-1.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=ZAUG.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Defined Protection ETF™- 1 Yr August	PAGE 1	TSR-SAR-45783Y111

Innovator Equity Defined Protection ETF™ - 1 Yr December
ZDEK (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 1 Yr December for the period of November 29, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZDEK. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF™ - 1 Yr December	$32	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$168,175,133
Number of Holdings	3
Net Advisory Fee	$376,749
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%
Visit https://www.innovatoretfs.com/etf/?ticker=ZDEK for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $6.05	91.5%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $602.57	8.7%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $649.49	-0.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=ZDEK.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Defined Protection ETF™- 1 Yr December	PAGE 1	TSR-SAR-45784N858

Innovator Equity Defined Protection ETF™ - 1 Yr February
ZFEB (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 1 Yr February for the period of January 31, 2025, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZFEB. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF™ - 1 Yr February	$19	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$135,087,103
Number of Holdings	3
Net Advisory Fee	$184,979
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
Visit https://www.innovatoretfs.com/etf/?ticker=ZFEB for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $6.04	91.7%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $601.84	9.1%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $647.86	-1.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=ZFEB.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Defined Protection ETF™- 1 Yr February	PAGE 1	TSR-SAR-45784N775

Innovator Equity Defined Protection ETF™ - 1 Yr January
ZJAN (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 1 Yr January for the period of December 31, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZJAN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF™ - 1 Yr January	$26	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$53,705,093
Number of Holdings	3
Net Advisory Fee	$116,758
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%
Visit https://www.innovatoretfs.com/etf/?ticker=ZJAN for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $5.90	93.4%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $586.12	7.8%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $630.27	-1.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=ZJAN.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Defined Protection ETF™- 1 Yr January	PAGE 1	TSR-SAR-45784N817

Innovator Equity Defined Protection ETF™ - 1 Yr July
ZJUL (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 1 Yr July for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZJUL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF™ - 1 Yr July	$39	0.79%
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$112,895,089
Number of Holdings	3
Net Advisory Fee	$415,473
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%
Visit https://www.innovatoretfs.com/etf/?ticker=ZJUL for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $5.51	97.6%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $544.25	2.7%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $595.92	-0.5%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=ZJUL.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Defined Protection ETF™- 1 Yr July	PAGE 1	TSR-SAR-45783Y251

Innovator Equity Defined Protection ETF™ - 1 Yr March
ZMAR (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 1 Yr March for the period of February 28, 2025, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZMAR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF™ - 1 Yr March	$13	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$105,170,642
Number of Holdings	3
Net Advisory Fee	$114,391
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
Visit https://www.innovatoretfs.com/etf/?ticker=ZMAR for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $5.97	92.6%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $594.20	8.7%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $640.41	-1.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=ZMAR.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Defined Protection ETF™- 1 Yr March	PAGE 1	TSR-SAR-45784N742

Innovator Equity Defined Protection ETF™ - 1 Yr May
ZMAY (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 1 Yr May for the period of April 30, 2025, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZMAY. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF™ - 1 Yr May	$0	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$1,210,961
Number of Holdings	3
Net Advisory Fee	$0
Portfolio Turnover	0%
30-Day SEC Yield	0.00%
30-Day SEC Yield Unsubsidized	0.00%
Visit https://www.innovatoretfs.com/etf/?ticker=ZMAY for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $5.57	98.8%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $554.56	6.8%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $594.58	-5.7%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=ZMAY.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Defined Protection ETF™- 1 Yr May	PAGE 1	TSR-SAR-45784N650

Innovator Equity Defined Protection ETF™ - 1 Yr November
ZNOV (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 1 Yr November for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZNOV. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF™ - 1 Yr November	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$50,148,946
Number of Holdings	3
Net Advisory Fee	$179,198
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%
Visit https://www.innovatoretfs.com/etf/?ticker=ZNOV for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $5.72	95.4%
SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $568.67	6.1%
SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $611.29	-1.7%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=ZNOV.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Defined Protection ETF™- 1 Yr November	PAGE 1	TSR-SAR-45784N809

Innovator Equity Defined Protection ETF™ - 1 Yr October
ZOCT (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 1 Yr October for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZOCT. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF™ - 1 Yr October	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$73,202,170
Number of Holdings	3
Net Advisory Fee	$279,737
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%
Visit https://www.innovatoretfs.com/etf/?ticker=ZOCT for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $5.81	94.8%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $573.79	6.1%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $612.66	-1.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=ZOCT.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Defined Protection ETF™- 1 Yr October	PAGE 1	TSR-SAR-45784N700

Innovator Equity Defined Protection ETF™ - 1 Yr September
ZSEP (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 1 Yr September for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZSEP. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF™ - 1 Yr September	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$81,687,413
Number of Holdings	3
Net Advisory Fee	$355,358
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
Visit https://www.innovatoretfs.com/etf/?ticker=ZSEP for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 08/29/2025; Exercise Price: $5.67	96.0%
SPDR S&P 500 ETF Trust, Expiration: 08/29/2025; Exercise Price: $563.71	4.9%
SPDR S&P 500 ETF Trust, Expiration: 08/29/2025; Exercise Price: $606.18	-1.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=ZSEP.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Defined Protection ETF™- 1 Yr September	PAGE 1	TSR-SAR-45784N106

Innovator Equity Defined Protection ETF™ - 2 Yr to April 2026
AAPR (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 2 Yr to April 2026 for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=AAPR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF - 2 Yr to April 2026	$39	0.79%
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$60,218,808
Number of Holdings	3
Net Advisory Fee	$265,360
Portfolio Turnover	2%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%
Visit https://www.innovatoretfs.com/etf/?ticker=AAPR for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $9.42	98.1%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $523.07	4.9%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $617.22	-3.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=AAPR.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Defined Protection ETF™- 2 Yr to April 2026	PAGE 1	TSR-SAR-45783Y335

Innovator Equity Defined Protection ETF™ - 2 Yr to April 2027
TAPR (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 2 Yr to April 2027 for the period of March 31, 2025, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=TAPR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF™ - 2 Yr to April 2027	$7	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$5,491,352
Number of Holdings	3
Net Advisory Fee	$2,178
Portfolio Turnover	7%
30-Day SEC Yield	0.00%
30-Day SEC Yield Unsubsidized	0.00%
Visit https://www.innovatoretfs.com/etf/?ticker=TAPR for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $10.07	96.2%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $559.39	8.9%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $645.09	-5.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=TAPR.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Defined Protection ETF™- 2 Yr to April 2027	PAGE 1	TSR-SAR-45784N734

Innovator Equity Defined Protection ETF™ - 2 Yr to January 2026
AJAN (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 2 Yr to January 2026 for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=AJAN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF™ - 2 Yr to January 2026	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$49,264,503
Number of Holdings	3
Net Advisory Fee	$213,475
Portfolio Turnover	4%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%
Visit https://www.innovatoretfs.com/etf/?ticker=AJAN for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 12/31/2025; Exercise Price: $8.56	106.0%
SPDR S&P 500 ETF, Expiration: 12/31/2025; Exercise Price: $475.31	2.6%
SPDR S&P 500 ETF, Expiration: 12/31/2025; Exercise Price: $550.46	-8.9%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=AJAN.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Defined Protection ETF™- 2 Yr to January 2026	PAGE 1	TSR-SAR-45783Y418

Innovator Equity Defined Protection ETF™ - 2 Yr to January 2027
TJAN (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 2 Yr to January 2027 for the period of December 31, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=TJAN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF™ - 2 Yr to January 2027	$26	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$54,084,878
Number of Holdings	3
Net Advisory Fee	$106,631
Portfolio Turnover	6%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%
Visit https://www.innovatoretfs.com/etf/?ticker=TJAN for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $10.55	92.2%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $586.08	9.8%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $679.50	-2.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=TJAN.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Defined Protection ETF™- 2 Yr to January 2027	PAGE 1	TSR-SAR-45784N825

Innovator Equity Defined Protection ETF™ - 2 Yr to July 2025
TJUL (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 2 Yr to July 2025 for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=TJUL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF™ - 2 Yr to July 2025	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$158,433,430
Number of Holdings	3
Net Advisory Fee	$772,951
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%
Visit https://www.innovatoretfs.com/etf/?ticker=TJUL for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $8.12	107.3%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $450.84	0.3%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $525.81	-8.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=TJUL.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Defined Protection ETF™- 2 Yr to July 2025	PAGE 1	TSR-SAR-45783Y541

Innovator Equity Defined Protection ETF™ - 2 Yr to July 2026
AJUL (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 2 Yr to July 2026 for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=AJUL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF - 2 Yr to July 2026	$39	0.79%
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$67,632,718
Number of Holdings	3
Net Advisory Fee	$262,763
Portfolio Turnover	2%
30-Day SEC Yield	-0.74%
30-Day SEC Yield Unsubsidized	-0.74%
Visit https://www.innovatoretfs.com/etf/?ticker=AJUL for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $9.80	95.7%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $544.22	6.5%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $643.27	-2.7%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=AJUL.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Defined Protection ETF™- 2 Yr to July 2026	PAGE 1	TSR-SAR-45783Y236

Innovator Equity Defined Protection ETF™ - 2 Yr to October 2026
AOCT (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 2 Yr to October 2026 for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=AOCT. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF™ - 2 Yr to October 2026	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$84,823,327
Number of Holdings	3
Net Advisory Fee	$294,888
Portfolio Turnover	3%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%
Visit https://www.innovatoretfs.com/etf/?ticker=AOCT for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $10.33	94.2%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $573.76	8.7%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $648.12	-3.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=AOCT.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Defined Protection ETF™- 2 Yr to October 2026	PAGE 1	TSR-SAR-45784N601

Innovator Equity Defined Protection ETF™ - 6 Mo Apr/Oct
APOC (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 6 Mo Apr/Oct for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=APOC. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF™ - 6 Mo Apr/Oct	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$72,873,612
Number of Holdings	3
Net Advisory Fee	$296,312
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
Visit https://www.innovatoretfs.com/etf/?ticker=APOC for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $2.80	98.2%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $559.39	5.2%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $580.26	-3.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=APOC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Defined Protection ETF™- 6 Mo Apr/Oct	PAGE 1	TSR-SAR-45784N882

Innovator Equity Defined Protection ETF™ - 6 Mo Jan/Jul
JAJL (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 6 Mo Jan/Jul for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=JAJL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul	$40	0.79%
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$246,463,770
Number of Holdings	3
Net Advisory Fee	$738,576
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%
Visit https://www.innovatoretfs.com/etf/?ticker=JAJL for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $2.93	94.2%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $586.08	5.9%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $608.06	-0.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=JAJL.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Defined Protection ETF™- 6 Mo Jan/Jul	PAGE 1	TSR-SAR-45783Y244

Innovator Growth Accelerated ETF® - Quarterly
XDQQ (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Growth Accelerated ETF® - Quarterly for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XDQQ. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Growth Accelerated ETF-Quarterly	$39	0.79%
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$33,867,669
Number of Holdings	3
Net Advisory Fee	$149,187
Portfolio Turnover	0%
30-Day SEC Yield	-0.74%
30-Day SEC Yield Unsubsidized	-0.74%
Visit https://www.innovatoretfs.com/etf/?ticker=XDQQ for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $1.17	99.7%
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $468.92	5.3%
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $492.18	-5.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=XDQQ.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Growth Accelerated ETF® - Quarterly	PAGE 1	TSR-SAR-45783Y608

Innovator Growth Accelerated Plus ETF® - April
QTAP (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Growth Accelerated Plus ETF® - April for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=QTAP. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Growth Accelerated Plus ETF® - April	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$14,279,700
Number of Holdings	3
Net Advisory Fee	$58,532
Portfolio Turnover	0%
30-Day SEC Yield	-0.73%
30-Day SEC Yield Unsubsidized	-0.73%
Visit https://www.innovatoretfs.com/etf/?ticker=QTAP for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 03/31/2026; Exercise Price: $4.70	100.3%
Invesco QQQ Trust Series 1, Expiration: 03/31/2026; Exercise Price: $468.92	24.2%
Invesco QQQ Trust Series 1, Expiration: 03/31/2026; Exercise Price: $501.98	-24.7%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=QTAP.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Growth Accelerated Plus ETF® - April	PAGE 1	TSR-SAR-45783Y509

Innovator Growth Accelerated Plus ETF® - January
QTJA (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Growth Accelerated Plus ETF® - January for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=QTJA. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Growth Accelerated Plus ETF® - January	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$14,263,068
Number of Holdings	3
Net Advisory Fee	$74,825
Portfolio Turnover	0%
30-Day SEC Yield	-0.72%
30-Day SEC Yield Unsubsidized	-0.72%
Visit https://www.innovatoretfs.com/etf/?ticker=QTJA for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $5.13	97.4%
Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $511.23	10.9%
Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $544.36	-8.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=QTJA.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Growth Accelerated Plus ETF® - January	PAGE 1	TSR-SAR-45783Y798

Innovator Growth Accelerated Plus ETF® - July
QTJL (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Growth Accelerated Plus ETF® - July for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=QTJL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Growth Accelerated Plus ETF® - July	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$12,404,833
Number of Holdings	3
Net Advisory Fee	$62,654
Portfolio Turnover	0%
30-Day SEC Yield	-0.73%
30-Day SEC Yield Unsubsidized	-0.73%
Visit https://www.innovatoretfs.com/etf/?ticker=QTJL for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $4.81	95.5%
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $479.11	7.8%
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $510.20	-3.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=QTJL.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Growth Accelerated Plus ETF® - July	PAGE 1	TSR-SAR-45783Y871

Innovator Growth Accelerated Plus ETF® - October
QTOC (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Growth Accelerated Plus ETF® - October for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=QTOC. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Growth Accelerated Plus ETF® - October	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$13,968,642
Number of Holdings	3
Net Advisory Fee	$47,440
Portfolio Turnover	0%
30-Day SEC Yield	-0.72%
30-Day SEC Yield Unsubsidized	-0.72%
Visit https://www.innovatoretfs.com/etf/?ticker=QTOC for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 09/30/2025; Exercise Price: $4.90	96.5%
Invesco QQQ Trust Series 1, Expiration: 09/30/2025; Exercise Price: $488.07	11.5%
Invesco QQQ Trust Series 1, Expiration: 09/30/2025; Exercise Price: $520.14	-8.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=QTOC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Growth Accelerated Plus ETF® - October	PAGE 1	TSR-SAR-45782C128

Innovator Growth-100 Power Buffer ETF™ - April
NAPR (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - April for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NAPR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Growth-100 Power Buffer ETF™ - April	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$235,834,686
Number of Holdings	4
Net Advisory Fee	$750,763
Portfolio Turnover	0%
30-Day SEC Yield	-0.74%
30-Day SEC Yield Unsubsidized	-0.74%
Visit https://www.innovatoretfs.com/etf/?ticker=NAPR for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 03/31/2026; Exercise Price: $4.69	100.3%
Invesco QQQ Trust Series 1, Expiration: 03/31/2026; Exercise Price: $468.92	7.5%
Invesco QQQ Trust Series 1, Expiration: 03/31/2026; Exercise Price: $398.58	-3.3%
Invesco QQQ Trust Series 1, Expiration: 03/31/2026; Exercise Price: $541.18	-4.7%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=NAPR.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Growth-100 Power Buffer ETF™- April	PAGE 1	TSR-SAR-45782C334

Innovator Growth-100 Power Buffer ETF™ - August
NAUG (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - August for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NAUG. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Growth-100 Power Buffer ETF™ - August	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$18,790,274
Number of Holdings	4
Net Advisory Fee	$67,324
Portfolio Turnover	0%
30-Day SEC Yield	-0.73%
30-Day SEC Yield Unsubsidized	-0.73%
Visit https://www.innovatoretfs.com/etf/?ticker=NAUG for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 07/31/2025; Exercise Price: $4.71	97.1%
Invesco QQQ Trust Series 1, Expiration: 07/31/2025; Exercise Price: $471.07	4.3%
Invesco QQQ Trust Series 1, Expiration: 07/31/2025; Exercise Price: $545.31	-0.5%
Invesco QQQ Trust Series 1, Expiration: 07/31/2025; Exercise Price: $400.41	-1.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=NAUG.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Growth-100 Power Buffer ETF™- August	PAGE 1	TSR-SAR-45783Y129

Innovator Growth-100 Power Buffer ETF™ - December
NDEC (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - December for the period of November 29, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/default.aspx?ticker=NDEC. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Growth-100 Power Buffer ETF™ - December	$32	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$75,349,603
Number of Holdings	4
Net Advisory Fee	$217,846
Portfolio Turnover	0%
30-Day SEC Yield	-0.74%
30-Day SEC Yield Unsubsidized	-0.74%
Visit https://www.innovatoretfs.com/etf/default.aspx?ticker=NDEC for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 11/28/2025; Exercise Price: $5.10	94.7%
Invesco QQQ Trust Series 1, Expiration: 11/28/2025; Exercise Price: $509.74	9.5%
Invesco QQQ Trust Series 1, Expiration: 11/28/2025; Exercise Price: $583.91	-0.8%
Invesco QQQ Trust Series 1, Expiration: 11/28/2025; Exercise Price: $433.28	-3.7%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/default.aspx?ticker=NDEC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Growth-100 Power Buffer ETF™- December	PAGE 1	TSR-SAR-45784N841

Innovator Growth-100 Power Buffer ETF™ - February
NFEB (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - February for the period of January 31, 2025, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/default.aspx?ticker=NFEB. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Growth-100 Power Buffer ETF™ - February	$18	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$48,385,474
Number of Holdings	4
Net Advisory Fee	$76,590
Portfolio Turnover	0%
30-Day SEC Yield	-0.74%
30-Day SEC Yield Unsubsidized	-0.74%
Visit https://www.innovatoretfs.com/etf/default.aspx?ticker=NFEB for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 01/30/2026; Exercise Price: $5.22	94.1%
Invesco QQQ Trust Series 1, Expiration: 01/30/2026; Exercise Price: $522.29	11.3%
Invesco QQQ Trust Series 1, Expiration: 01/30/2026; Exercise Price: $599.54	-0.9%
Invesco QQQ Trust Series 1, Expiration: 01/30/2026; Exercise Price: $443.95	-4.8%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/default.aspx?ticker=NFEB.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Growth-100 Power Buffer ETF™- February	PAGE 1	TSR-SAR-45784N791

Innovator Growth-100 Power Buffer ETF™ - January
NJAN (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - January for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NJAN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Growth-100 Power Buffer ETF™ - January	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$275,681,418
Number of Holdings	4
Net Advisory Fee	$1,017,960
Portfolio Turnover	0%
30-Day SEC Yield	-0.74%
30-Day SEC Yield Unsubsidized	-0.74%
Visit https://www.innovatoretfs.com/etf/?ticker=NJAN for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $5.11	94.8%
Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $511.23	10.0%
Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $587.91	-0.9%
Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $434.55	-4.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=NJAN.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Growth-100 Power Buffer ETF™- January	PAGE 1	TSR-SAR-45782C466

Innovator Growth-100 Power Buffer ETF™ - July
NJUL (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - July for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NJUL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Growth-100 Power Buffer ETF™ - July	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$200,990,621
Number of Holdings	4
Net Advisory Fee	$915,921
Portfolio Turnover	0%
30-Day SEC Yield	-0.74%
30-Day SEC Yield Unsubsidized	-0.74%
Visit https://www.innovatoretfs.com/etf/?ticker=NJUL for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $4.79	96.6%
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $479.11	4.0%
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $556.73	-0.1%
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $407.24	-0.7%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=NJUL.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Growth-100 Power Buffer ETF™- July	PAGE 1	TSR-SAR-45782C276

Innovator Growth-100 Power Buffer ETF™ - June
NJUN (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - June for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NJUN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Growth-100 Power Buffer ETF - June	$39	0.79%
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$39,815,702
Number of Holdings	4
Net Advisory Fee	$106,554
Portfolio Turnover	0%
30-Day SEC Yield	-0.73%
30-Day SEC Yield Unsubsidized	-0.73%
Visit https://www.innovatoretfs.com/etf/?ticker=NJUN for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 05/30/2025; Exercise Price: $4.51	98.7%
Invesco QQQ Trust Series 1, Expiration: 05/30/2025; Exercise Price: $450.71	1.2%
Invesco QQQ Trust Series 1, Expiration: 05/30/2025; Exercise Price: $523.23	-0.1%
Invesco QQQ Trust Series 1, Expiration: 05/30/2025; Exercise Price: $383.10	-0.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=NJUN.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Growth-100 Power Buffer ETF™- June	PAGE 1	TSR-SAR-45783Y269

Innovator Growth-100 Power Buffer ETF™ - March
NMAR (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - March for the period of February 28, 2025, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/default.aspx?ticker=NMAR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Growth-100 Power Buffer ETF™ - March	$13	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$33,150,282
Number of Holdings	4
Net Advisory Fee	$32,724
Portfolio Turnover	0%
30-Day SEC Yield	-0.74%
30-Day SEC Yield Unsubsidized	-0.74%
Visit https://www.innovatoretfs.com/etf/default.aspx?ticker=NMAR for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 02/27/2026; Exercise Price: $5.08	95.6%
Invesco QQQ Trust Series 1, Expiration: 02/27/2026; Exercise Price: $508.17	10.2%
Invesco QQQ Trust Series 1, Expiration: 02/27/2026; Exercise Price: $585.21	-1.7%
Invesco QQQ Trust Series 1, Expiration: 02/27/2026; Exercise Price: $431.94	-4.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/default.aspx?ticker=NMAR.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Growth-100 Power Buffer ETF™- March	PAGE 1	TSR-SAR-45784N767

Innovator Growth-100 Power Buffer ETF™ - May
NMAY (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - May for the period of April 30, 2025, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/default.aspx?ticker=NMAY. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Growth-100 Power Buffer ETF™ - May	$0	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$1,226,273
Number of Holdings	4
Net Advisory Fee	$0
Portfolio Turnover	0%
30-Day SEC Yield	0.00%
30-Day SEC Yield Unsubsidized	0.00%
Visit https://www.innovatoretfs.com/etf/default.aspx?ticker=NMAY for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 04/30/2026; Exercise Price: $4.75	99.4%
Invesco QQQ Trust Series 1, Expiration: 04/30/2026; Exercise Price: $475.47	8.2%
Invesco QQQ Trust Series 1, Expiration: 04/30/2026; Exercise Price: $404.15	-3.7%
Invesco QQQ Trust Series 1, Expiration: 04/30/2026; Exercise Price: $556.30	-4.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/default.aspx?ticker=NMAY.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Growth-100 Power Buffer ETF™- May	PAGE 1	TSR-SAR-45784N676

Innovator Growth-100 Power Buffer ETF™ - November
NNOV (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - November for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NNOV. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Growth-100 Power Buffer ETF™ - November	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$25,833,521
Number of Holdings	4
Net Advisory Fee	$95,856
Portfolio Turnover	0%
30-Day SEC Yield	-0.74%
30-Day SEC Yield Unsubsidized	-0.74%
Visit https://www.innovatoretfs.com/etf/?ticker=NNOV for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 10/31/2025; Exercise Price: $4.84	96.6%
Invesco QQQ Trust Series 1, Expiration: 10/31/2025; Exercise Price: $483.85	6.8%
Invesco QQQ Trust Series 1, Expiration: 10/31/2025; Exercise Price: $560.49	-1.2%
Invesco QQQ Trust Series 1, Expiration: 10/31/2025; Exercise Price: $411.27	-2.5%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=NNOV.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Growth-100 Power Buffer ETF™- November	PAGE 1	TSR-SAR-45784N874

Innovator Growth-100 Power Buffer ETF™ - October
NOCT (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - October for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NOCT. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Growth-100 Power Buffer ETF™ - October	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$151,753,749
Number of Holdings	4
Net Advisory Fee	$623,864
Portfolio Turnover	0%
30-Day SEC Yield	-0.74%
30-Day SEC Yield Unsubsidized	-0.74%
Visit https://www.innovatoretfs.com/etf/?ticker=NOCT for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 09/30/2025; Exercise Price: $4.88	96.2%
Invesco QQQ Trust Series 1, Expiration: 09/30/2025; Exercise Price: $488.07	6.7%
Invesco QQQ Trust Series 1, Expiration: 09/30/2025; Exercise Price: $558.84	-0.8%
Invesco QQQ Trust Series 1, Expiration: 09/30/2025; Exercise Price: $414.86	-2.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=NOCT.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Growth-100 Power Buffer ETF™- October	PAGE 1	TSR-SAR-45782C615

Innovator Growth-100 Power Buffer ETF™ - September
NSEP (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - September for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NSEP. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Growth-100 Power Buffer ETF™ - September	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$28,247,516
Number of Holdings	4
Net Advisory Fee	$140,646
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%
Visit https://www.innovatoretfs.com/etf/?ticker=NSEP for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 08/29/2025; Exercise Price: $4.76	96.9%
Invesco QQQ Trust Series 1, Expiration: 08/29/2025; Exercise Price: $476.27	5.2%
Invesco QQQ Trust Series 1, Expiration: 08/29/2025; Exercise Price: $546.42	-0.9%
Invesco QQQ Trust Series 1, Expiration: 08/29/2025; Exercise Price: $404.83	-1.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=NSEP.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Growth-100 Power Buffer ETF™- September	PAGE 1	TSR-SAR-45784N205

Innovator International Developed 10 Buffer ETF™ - Quarterly
IBUF (Principal U.S. Listing Exchange: NYSE ARCA)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator International Developed 10 Buffer ETF™ - Quarterly for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IBUF. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator International Developed 10 Buffer ETF™ - Quarterly	$43	0.85%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$23,547,593
Number of Holdings	4
Net Advisory Fee	$60,526
Portfolio Turnover	0%
30-Day SEC Yield	-0.81%
30-Day SEC Yield Unsubsidized	-0.81%
Visit https://www.innovatoretfs.com/etf/?ticker=IBUF for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 06/30/2025; Exercise Price: $0.20	100.3%
iShares MSCI EAFE ETF, Expiration: 06/30/2025; Exercise Price: $81.73	1.8%
iShares MSCI EAFE ETF, Expiration: 06/30/2025; Exercise Price: $73.56	-0.5%
iShares MSCI EAFE ETF, Expiration: 06/30/2025; Exercise Price: $85.60	-1.7%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=IBUF.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator International Developed 10 Buffer ETF™- Quarterly	PAGE 1	TSR-SAR-45783Y178

Innovator International Developed Power Buffer ETF™ - April
IAPR (Principal U.S. Listing Exchange: NYSE ARCA)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - April for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IAPR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator International Developed Power Buffer ETF™ - April	$43	0.85%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$238,856,627
Number of Holdings	4
Net Advisory Fee	$808,874
Portfolio Turnover	0%
30-Day SEC Yield	-0.79%
30-Day SEC Yield Unsubsidized	-0.79%
Visit https://www.innovatoretfs.com/etf/?ticker=IAPR for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 03/31/2026; Exercise Price: $0.82	99.9%
iShares MSCI EAFE ETF, Expiration: 03/31/2026; Exercise Price: $81.73	3.9%
iShares MSCI EAFE ETF, Expiration: 03/31/2026; Exercise Price: $69.47	-1.5%
iShares MSCI EAFE ETF, Expiration: 03/31/2026; Exercise Price: $94.64	-2.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=IAPR.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator International Developed Power Buffer ETF™- April	PAGE 1	TSR-SAR-45782C367

Innovator International Developed Power Buffer ETF™ - August
IAUG (Principal U.S. Listing Exchange: NYSE ARCA)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - August for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IAUG. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator International Developed Power Buffer ETF™ - August	$44	0.85%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$16,930,977
Number of Holdings	4
Net Advisory Fee	$60,154
Portfolio Turnover	0%
30-Day SEC Yield	-0.79%
30-Day SEC Yield Unsubsidized	-0.79%
Visit https://www.innovatoretfs.com/etf/?ticker=IAUG for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 07/31/2025; Exercise Price: $0.80	98.8%
iShares MSCI EAFE ETF, Expiration: 07/31/2025; Exercise Price: $80.36	1.9%
iShares MSCI EAFE ETF, Expiration: 07/31/2025; Exercise Price: $68.31	-0.4%
iShares MSCI EAFE ETF, Expiration: 07/31/2025; Exercise Price: $93.35	-0.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=IAUG.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator International Developed Power Buffer ETF™- August	PAGE 1	TSR-SAR-45783Y145

Innovator International Developed Power Buffer ETF™ - December
IDEC (Principal U.S. Listing Exchange: NYSE ARCA)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - December for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IDEC. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator International Developed Power Buffer ETF™ - December	$43	0.85%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$22,154,838
Number of Holdings	4
Net Advisory Fee	$78,282
Portfolio Turnover	0%
30-Day SEC Yield	-0.80%
30-Day SEC Yield Unsubsidized	-0.80%
Visit https://www.innovatoretfs.com/etf/?ticker=IDEC for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 11/28/2025; Exercise Price: $0.79	99.4%
iShares MSCI EAFE ETF, Expiration: 11/28/2025; Exercise Price: $78.97	2.5%
iShares MSCI EAFE ETF, Expiration: 11/28/2025; Exercise Price: $67.12	-0.8%
iShares MSCI EAFE ETF, Expiration: 11/28/2025; Exercise Price: $93.45	-1.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=IDEC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator International Developed Power Buffer ETF™- December	PAGE 1	TSR-SAR-45783Y426

Innovator International Developed Power Buffer ETF™ - February
IFEB (Principal U.S. Listing Exchange: NYSE ARCA)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - February for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IFEB. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed Power Buffer ETF - February	$43	0.85%
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$27,914,146
Number of Holdings	4
Net Advisory Fee	$77,300
Portfolio Turnover	0%
30-Day SEC Yield	-0.80%
30-Day SEC Yield Unsubsidized	-0.80%
Visit https://www.innovatoretfs.com/etf/?ticker=IFEB for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 01/30/2026; Exercise Price: $0.79	100.1%
iShares MSCI EAFE ETF, Expiration: 01/30/2026; Exercise Price: $79.24	3.2%
iShares MSCI EAFE ETF, Expiration: 01/30/2026; Exercise Price: $67.35	-1.3%
iShares MSCI EAFE ETF, Expiration: 01/30/2026; Exercise Price: $92.69	-2.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=IFEB.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator International Developed Power Buffer ETF™- February	PAGE 1	TSR-SAR-45783Y350

Innovator International Developed Power Buffer ETF™ - January
IJAN (Principal U.S. Listing Exchange: NYSE ARCA)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - January for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IJAN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator International Developed Power Buffer ETF™ - January	$43	0.85%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$203,474,115
Number of Holdings	4
Net Advisory Fee	$754,201
Portfolio Turnover	0%
30-Day SEC Yield	-0.80%
30-Day SEC Yield Unsubsidized	-0.80%
Visit https://www.innovatoretfs.com/etf/?ticker=IJAN for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 12/31/2025; Exercise Price: $0.76	100.8%
iShares MSCI EAFE ETF, Expiration: 12/31/2025; Exercise Price: $75.61	2.3%
iShares MSCI EAFE ETF, Expiration: 12/31/2025; Exercise Price: $64.27	-1.0%
iShares MSCI EAFE ETF, Expiration: 12/31/2025; Exercise Price: $90.92	-2.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=IJAN.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator International Developed Power Buffer ETF™- January	PAGE 1	TSR-SAR-45782C524

Innovator International Developed Power Buffer ETF™ - July
IJUL (Principal U.S. Listing Exchange: NYSE ARCA)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - July for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IJUL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator International Developed Power Buffer ETF™ - July	$44	0.85%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$143,679,734
Number of Holdings	4
Net Advisory Fee	$637,686
Portfolio Turnover	0%
30-Day SEC Yield	-0.80%
30-Day SEC Yield Unsubsidized	-0.80%
Visit https://www.innovatoretfs.com/etf/?ticker=IJUL for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 06/30/2025; Exercise Price: $0.78	99.2%
iShares MSCI EAFE ETF, Expiration: 06/30/2025; Exercise Price: $78.33	1.0%
iShares MSCI EAFE ETF, Expiration: 06/30/2025; Exercise Price: $66.58	-0.2%
iShares MSCI EAFE ETF, Expiration: 06/30/2025; Exercise Price: $91.49	-0.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=IJUL.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator International Developed Power Buffer ETF™- July	PAGE 1	TSR-SAR-45782C722

Innovator International Developed Power Buffer ETF™ - June
IJUN (Principal U.S. Listing Exchange: NYSE ARCA)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - June for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IJUN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator International Developed Power Buffer ETF™ - June	$43	0.85%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$30,131,232
Number of Holdings	4
Net Advisory Fee	$98,973
Portfolio Turnover	0%
30-Day SEC Yield	-0.80%
30-Day SEC Yield Unsubsidized	-0.80%
Visit https://www.innovatoretfs.com/etf/?ticker=IJUN for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 05/30/2025; Exercise Price: $0.81	99.1%
iShares MSCI EAFE ETF, Expiration: 05/30/2025; Exercise Price: $81.18	0.7%
iShares MSCI EAFE ETF, Expiration: 05/30/2025; Exercise Price: $98.02	0.0%
iShares MSCI EAFE ETF, Expiration: 05/30/2025; Exercise Price: $69.00	0.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=IJUN.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator International Developed Power Buffer ETF™- June	PAGE 1	TSR-SAR-45783Y285

Innovator International Developed Power Buffer ETF™ - March
IMAR (Principal U.S. Listing Exchange: NYSE ARCA)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - March for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IMAR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed Power Buffer ETF - March	$43	0.85%
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$40,423,575
Number of Holdings	4
Net Advisory Fee	$132,937
Portfolio Turnover	0%
30-Day SEC Yield	-0.80%
30-Day SEC Yield Unsubsidized	-0.80%
Visit https://www.innovatoretfs.com/etf/?ticker=IMAR for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 02/27/2026; Exercise Price: $0.82	99.0%
iShares MSCI EAFE ETF, Expiration: 02/27/2026; Exercise Price: $81.58	3.7%
iShares MSCI EAFE ETF, Expiration: 02/27/2026; Exercise Price: $69.34	-1.2%
iShares MSCI EAFE ETF, Expiration: 02/27/2026; Exercise Price: $94.73	-1.7%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=IMAR.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator International Developed Power Buffer ETF™- March	PAGE 1	TSR-SAR-45783Y343

Innovator International Developed Power Buffer ETF™ - May
IMAY (Principal U.S. Listing Exchange: NYSE ARCA)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - May for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IMAY. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator International Developed Power Buffer ETF™ - May	$43	0.85%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$12,164,312
Number of Holdings	7
Net Advisory Fee	$37,868
Portfolio Turnover	0%
30-Day SEC Yield	-0.78%
30-Day SEC Yield Unsubsidized	-0.78%
Visit https://www.innovatoretfs.com/etf/?ticker=IMAY for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 04/30/2026; Exercise Price: $0.85	96.9%
iShares MSCI EAFE ETF, Expiration: 04/30/2026; Exercise Price: $84.75	6.3%
iShares MSCI EAFE ETF, Expiration: 04/30/2026; Exercise Price: $98.29	-1.1%
iShares MSCI EAFE ETF, Expiration: 04/30/2026; Exercise Price: $72.04	-2.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=IMAY.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator International Developed Power Buffer ETF™- May	PAGE 1	TSR-SAR-45783Y293

Innovator International Developed Power Buffer ETF™ - November
INOV (Principal U.S. Listing Exchange: NYSE ARCA)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - November for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=INOV. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator International Developed Power Buffer ETF™ - November	$43	0.85%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$13,816,560
Number of Holdings	4
Net Advisory Fee	$52,614
Portfolio Turnover	0%
30-Day SEC Yield	-0.80%
30-Day SEC Yield Unsubsidized	-0.80%
Visit https://www.innovatoretfs.com/etf/?ticker=INOV for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 10/31/2025; Exercise Price: $0.79	99.8%
iShares MSCI EAFE ETF, Expiration: 10/31/2025; Exercise Price: $79.22	2.4%
iShares MSCI EAFE ETF, Expiration: 10/31/2025; Exercise Price: $67.34	-0.8%
iShares MSCI EAFE ETF, Expiration: 10/31/2025; Exercise Price: $91.55	-1.5%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=INOV.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator International Developed Power Buffer ETF™- November	PAGE 1	TSR-SAR-45783Y459

Innovator International Developed Power Buffer ETF™ - October
IOCT (Principal U.S. Listing Exchange: NYSE ARCA)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - October for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IOCT. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator International Developed Power Buffer ETF™ - October	$43	0.85%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$124,050,186
Number of Holdings	4
Net Advisory Fee	$501,715
Portfolio Turnover	0%
30-Day SEC Yield	-0.80%
30-Day SEC Yield Unsubsidized	-0.80%
Visit https://www.innovatoretfs.com/etf/?ticker=IOCT for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 09/30/2025; Exercise Price: $0.84	97.6%
iShares MSCI EAFE ETF, Expiration: 09/30/2025; Exercise Price: $83.63	3.5%
iShares MSCI EAFE ETF, Expiration: 09/30/2025; Exercise Price: $95.88	-0.5%
iShares MSCI EAFE ETF, Expiration: 09/30/2025; Exercise Price: $71.09	-0.8%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=IOCT.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator International Developed Power Buffer ETF™- October	PAGE 1	TSR-SAR-45782C631

Innovator International Developed Power Buffer ETF™ - September
ISEP (Principal U.S. Listing Exchange: NYSE ARCA)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - September for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ISEP. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator International Developed Power Buffer ETF™ - September	$43	0.85%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$79,556,770
Number of Holdings	4
Net Advisory Fee	$286,200
Portfolio Turnover	0%
30-Day SEC Yield	-0.81%
30-Day SEC Yield Unsubsidized	-0.81%
Visit https://www.innovatoretfs.com/etf/?ticker=ISEP for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 08/29/2025; Exercise Price: $0.83	98.2%
iShares MSCI EAFE ETF, Expiration: 08/29/2025; Exercise Price: $82.98	2.7%
iShares MSCI EAFE ETF, Expiration: 08/29/2025; Exercise Price: $95.53	-0.5%
iShares MSCI EAFE ETF, Expiration: 08/29/2025; Exercise Price: $70.53	-0.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=ISEP.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator International Developed Power Buffer ETF™- September	PAGE 1	TSR-SAR-45783Y533

Innovator Nasdaq-100 10 Buffer ETF™ - Quarterly
QBUF (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Nasdaq-100 10 Buffer ETF™ - Quarterly for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=QBUF. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Nasdaq-100 10 Buffer ETF™ - Quarterly	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$92,287,300
Number of Holdings	4
Net Advisory Fee	$416,345
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
Visit https://www.innovatoretfs.com/etf/?ticker=QBUF for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $1.19	100.4%
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $468.92	3.4%
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $422.03	-1.1%
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $491.48	-2.7%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=QBUF.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Nasdaq-100 10 Buffer ETF™- Quarterly	PAGE 1	TSR-SAR-45783Y160

Innovator Premium Income 10 Barrier ETF™ - July
JULD (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Premium Income 10 Barrier ETF™ - July for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=JULD. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Premium Income 10 Barrier ETF™ - July	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$5,568,144
Number of Holdings	4
Net Advisory Fee	$19,860
Portfolio Turnover	0%
30-Day SEC Yield	3.65%
30-Day SEC Yield Unsubsidized	3.65%
Visit https://www.innovatoretfs.com/etf/?ticker=JULD for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
United States Treasury Bill	101.7%
S&P 500 Index, Expiration: 06/30/2025; Exercise Price: $4,860.03	6.9%
S&P 500 Mini Index, Expiration: 06/30/2025; Exercise Price: $491.46	-0.1%
S&P 500 Index, Expiration: 06/30/2025; Exercise Price: $4,914.64	-8.5%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=JULD.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Premium Income 10 Barrier ETF™- July	PAGE 1	TSR-SAR-45783Y574

Innovator Premium Income 10 Barrier ETF™ - October
OCTD (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Premium Income 10 Barrier ETF™ - October for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=OCTD. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Premium Income 10 Barrier ETF™ - October	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$5,231,545
Number of Holdings	5
Net Advisory Fee	$18,278
Portfolio Turnover	0%
30-Day SEC Yield	3.58%
30-Day SEC Yield Unsubsidized	3.58%
Visit https://www.innovatoretfs.com/etf/?ticker=OCTD for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
United States Treasury Bill	103.1%
S&P 500 Index, Expiration: 09/30/2025; Exercise Price: $5,128.54	26.2%
United States Treasury Bill	1.9%
S&P 500 Mini Index, Expiration: 09/30/2025; Exercise Price: $518.62	-0.1%
S&P 500 Index, Expiration: 09/30/2025; Exercise Price: $5,186.16	-31.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=OCTD.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Premium Income 10 Barrier ETF™- October	PAGE 1	TSR-SAR-45783Y517

Innovator Premium Income 15 Buffer ETF™ - April
LAPR (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Premium Income 15 Buffer ETF™ - April for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=LAPR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 15 Buffer ETF - April	$40	0.79%
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$5,574,660
Number of Holdings	12
Net Advisory Fee	$16,118
Portfolio Turnover	0%
30-Day SEC Yield	3.42%
30-Day SEC Yield Unsubsidized	3.42%
Visit https://www.innovatoretfs.com/etf/?ticker=LAPR for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
United States Treasury Bill	98.6%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=LAPR.
Innovator Premium Income 15 Buffer ETF™- April	PAGE 1	TSR-SAR-45783Y319

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Premium Income 15 Buffer ETF™- April	PAGE 2	TSR-SAR-45783Y319

Innovator Premium Income 15 Buffer ETF™ - January
LJAN (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Premium Income 15 Buffer ETF™ - January for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=LJAN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Premium Income 15 Buffer ETF™ - January	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$13,300,119
Number of Holdings	9
Net Advisory Fee	$43,899
Portfolio Turnover	0%
30-Day SEC Yield	3.34%
30-Day SEC Yield Unsubsidized	3.34%
Visit https://www.innovatoretfs.com/etf/?ticker=LJAN for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
United States Treasury Bill	100.2%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $499.43	-3.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=LJAN.
Innovator Premium Income 15 Buffer ETF™- January	PAGE 1	TSR-SAR-45783Y368

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Premium Income 15 Buffer ETF™- January	PAGE 2	TSR-SAR-45783Y368

Innovator Premium Income 15 Buffer ETF™ - July
LJUL (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Premium Income 15 Buffer ETF™ - July for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=LJUL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Premium Income 15 Buffer ETF™ - July	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$2,379,168
Number of Holdings	3
Net Advisory Fee	$9,365
Portfolio Turnover	0%
30-Day SEC Yield	3.78%
30-Day SEC Yield Unsubsidized	3.78%
Visit https://www.innovatoretfs.com/etf/?ticker=LJUL for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
United States Treasury Bill	100.0%
United States Treasury Bill	0.5%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $462.60	-0.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=LJUL.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Premium Income 15 Buffer ETF™- July	PAGE 1	TSR-SAR-45783Y186

Innovator Premium Income 15 Buffer ETF™ - October
LOCT (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Premium Income 15 Buffer ETF™ - October for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=LOCT. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Premium Income 15 Buffer ETF™ - October	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$19,406,645
Number of Holdings	6
Net Advisory Fee	$74,337
Portfolio Turnover	0%
30-Day SEC Yield	3.44%
30-Day SEC Yield Unsubsidized	3.44%
Visit https://www.innovatoretfs.com/etf/?ticker=LOCT for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
United States Treasury Bill	100.3%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $487.71	-1.9%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=LOCT.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Premium Income 15 Buffer ETF™- October	PAGE 1	TSR-SAR-45783Y434

Innovator Premium Income 20 Barrier ETF™ - April
APRH (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Premium Income 20 Barrier ETF™ - April for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=APRH. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Premium Income 20 Barrier ETF™ - April	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$26,739,913
Number of Holdings	7
Net Advisory Fee	$106,484
Portfolio Turnover	0%
30-Day SEC Yield	3.38%
30-Day SEC Yield Unsubsidized	3.38%
Visit https://www.innovatoretfs.com/etf/?ticker=APRH for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
United States Treasury Bill	99.9%
S&P 500 Index, Expiration: 03/31/2026; Exercise Price: $4,433.42	41.1%
United States Treasury Bill	1.6%
United States Treasury Bill	1.6%
United States Treasury Bill	1.6%
S&P 500 Mini Index, Expiration: 03/31/2026; Exercise Price: $448.95	-0.2%
S&P 500 Index, Expiration: 03/31/2026; Exercise Price: $4,489.54	-45.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=APRH.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Premium Income 20 Barrier ETF™- April	PAGE 1	TSR-SAR-45783Y624

Innovator Premium Income 20 Barrier ETF™ - January
JANH (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Premium Income 20 Barrier ETF™ - January for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=JANH. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Premium Income 20 Barrier ETF™ - January	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$12,033,137
Number of Holdings	6
Net Advisory Fee	$40,663
Portfolio Turnover	0%
30-Day SEC Yield	3.42%
30-Day SEC Yield Unsubsidized	3.42%
Visit https://www.innovatoretfs.com/etf/?ticker=JANH for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
United States Treasury Bill	101.8%
S&P 500 Index, Expiration: 12/31/2025; Exercise Price: $4,657.38	39.8%
United States Treasury Bill	1.6%
United States Treasury Bill	1.6%
S&P 500 Mini Index, Expiration: 12/31/2025; Exercise Price: $471.63	-0.1%
S&P 500 Index, Expiration: 12/31/2025; Exercise Price: $4,716.34	-44.7%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=JANH.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Premium Income 20 Barrier ETF™- January	PAGE 1	TSR-SAR-45783Y657

Innovator Premium Income 20 Barrier ETF™ - July
JULH (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Premium Income 20 Barrier ETF™ - July for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=JULH. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Premium Income 20 Barrier ETF™ - July	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$18,053,975
Number of Holdings	4
Net Advisory Fee	$78,425
Portfolio Turnover	0%
30-Day SEC Yield	3.87%
30-Day SEC Yield Unsubsidized	3.87%
Visit https://www.innovatoretfs.com/etf/?ticker=JULH for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
United States Treasury Bill	100.7%
S&P 500 Index, Expiration: 06/30/2025; Exercise Price: $4,313.96	4.5%
S&P 500 Mini Index, Expiration: 06/30/2025; Exercise Price: $436.86	0.0%
S&P 500 Index, Expiration: 06/30/2025; Exercise Price: $4,368.57	-5.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=JULH.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Premium Income 20 Barrier ETF™- July	PAGE 1	TSR-SAR-45783Y582

Innovator Premium Income 20 Barrier ETF™ - October
OCTH (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Premium Income 20 Barrier ETF™ - October for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=OCTH. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Premium Income 20 Barrier ETF™ - October	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$18,837,382
Number of Holdings	5
Net Advisory Fee	$78,338
Portfolio Turnover	0%
30-Day SEC Yield	3.52%
30-Day SEC Yield Unsubsidized	3.52%
Visit https://www.innovatoretfs.com/etf/?ticker=OCTH for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
United States Treasury Bill	101.5%
S&P 500 Index, Expiration: 09/30/2025; Exercise Price: $4,552.30	22.8%
United States Treasury Bill	1.6%
S&P 500 Mini Index, Expiration: 09/30/2025; Exercise Price: $460.99	0.0%
S&P 500 Index, Expiration: 09/30/2025; Exercise Price: $4,609.92	-25.9%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=OCTH.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Premium Income 20 Barrier ETF™- October	PAGE 1	TSR-SAR-45783Y525

Innovator Premium Income 30 Barrier ETF™ - April
APRJ (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Premium Income 30 Barrier ETF™ - April for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=APRJ. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Premium Income 30 Barrier ETF™ - April	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$37,768,140
Number of Holdings	7
Net Advisory Fee	$139,687
Portfolio Turnover	0%
30-Day SEC Yield	3.32%
30-Day SEC Yield Unsubsidized	3.32%
Visit https://www.innovatoretfs.com/etf/?ticker=APRJ for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
United States Treasury Bill	99.3%
S&P 500 Index, Expiration: 03/31/2026; Exercise Price: $3,872.23	34.4%
United States Treasury Bill	1.3%
United States Treasury Bill	1.3%
United States Treasury Bill	1.3%
S&P 500 Mini Index, Expiration: 03/31/2026; Exercise Price: $392.83	-0.1%
S&P 500 Index, Expiration: 03/31/2026; Exercise Price: $3,928.35	-37.5%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=APRJ.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Premium Income 30 Barrier ETF™- April	PAGE 1	TSR-SAR-45783Y616

Innovator Premium Income 30 Barrier ETF™ - January
JANJ (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Premium Income 30 Barrier ETF™ - January for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=JANJ. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Premium Income 30 Barrier ETF™ - January	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$17,633,790
Number of Holdings	6
Net Advisory Fee	$76,678
Portfolio Turnover	0%
30-Day SEC Yield	3.32%
30-Day SEC Yield Unsubsidized	3.32%
Visit https://www.innovatoretfs.com/etf/?ticker=JANJ for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
United States Treasury Bill	100.5%
S&P 500 Index, Expiration: 12/31/2025; Exercise Price: $4,067.84	30.1%
United States Treasury Bill	1.3%
United States Treasury Bill	1.3%
S&P 500 Mini Index, Expiration: 12/31/2025; Exercise Price: $412.68	-0.1%
S&P 500 Index, Expiration: 12/31/2025; Exercise Price: $4,126.79	-33.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=JANJ.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Premium Income 30 Barrier ETF™- January	PAGE 1	TSR-SAR-45783Y376

Innovator Premium Income 30 Barrier ETF™ - July
JULJ (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Premium Income 30 Barrier ETF™ - July for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=JULJ. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Premium Income 30 Barrier ETF™ - July	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$19,963,827
Number of Holdings	4
Net Advisory Fee	$85,426
Portfolio Turnover	0%
30-Day SEC Yield	3.85%
30-Day SEC Yield Unsubsidized	3.85%
Visit https://www.innovatoretfs.com/etf/?ticker=JULJ for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
United States Treasury Bill	100.4%
S&P 500 Index, Expiration: 06/30/2025; Exercise Price: $3,767.89	3.1%
S&P 500 Mini Index, Expiration: 06/30/2025; Exercise Price: $382.25	0.0%
S&P 500 Index, Expiration: 06/30/2025; Exercise Price: $3,822.50	-3.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=JULJ.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Premium Income 30 Barrier ETF™- July	PAGE 1	TSR-SAR-45783Y566

Innovator Premium Income 30 Barrier ETF™ - October
OCTJ (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Premium Income 30 Barrier ETF™ - October for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=OCTJ. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Premium Income 30 Barrier ETF™ - October	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$19,608,193
Number of Holdings	5
Net Advisory Fee	$87,843
Portfolio Turnover	0%
30-Day SEC Yield	3.43%
30-Day SEC Yield Unsubsidized	3.43%
Visit https://www.innovatoretfs.com/etf/?ticker=OCTJ for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
United States Treasury Bill	100.3%
S&P 500 Index, Expiration: 09/30/2025; Exercise Price: $3,976.06	16.2%
United States Treasury Bill	1.3%
S&P 500 Mini Index, Expiration: 09/30/2025; Exercise Price: $403.37	0.0%
S&P 500 Index, Expiration: 09/30/2025; Exercise Price: $4,033.68	-17.8%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=OCTJ.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Premium Income 30 Barrier ETF™- October	PAGE 1	TSR-SAR-45783Y491

Innovator Premium Income 40 Barrier ETF™ - July
JULQ (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Premium Income 40 Barrier ETF™ - July for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=JULQ. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Premium Income 40 Barrier ETF™ - July	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$7,481,959
Number of Holdings	4
Net Advisory Fee	$30,945
Portfolio Turnover	0%
30-Day SEC Yield	3.79%
30-Day SEC Yield Unsubsidized	3.79%
Visit https://www.innovatoretfs.com/etf/?ticker=JULQ for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
United States Treasury Bill	100.2%
S&P 500 Index, Expiration: 06/30/2025; Exercise Price: $3,221.82	2.3%
S&P 500 Mini Index, Expiration: 06/30/2025; Exercise Price: $327.64	0.0%
S&P 500 Index, Expiration: 06/30/2025; Exercise Price: $3,276.43	-2.5%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=JULQ.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Premium Income 40 Barrier ETF™- July	PAGE 1	TSR-SAR-45783Y558

Innovator Premium Income 40 Barrier ETF™ - October
OCTQ (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Premium Income 40 Barrier ETF™ - October for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=OCTQ. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Premium Income 40 Barrier ETF™ - October	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$15,490,453
Number of Holdings	5
Net Advisory Fee	$50,934
Portfolio Turnover	0%
30-Day SEC Yield	3.43%
30-Day SEC Yield Unsubsidized	3.43%
Visit https://www.innovatoretfs.com/etf/?ticker=OCTQ for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
United States Treasury Bill	99.8%
S&P 500 Index, Expiration: 09/30/2025; Exercise Price: $3,399.82	12.1%
United States Treasury Bill	1.1%
S&P 500 Mini Index, Expiration: 09/30/2025; Exercise Price: $345.74	0.0%
S&P 500 Index, Expiration: 09/30/2025; Exercise Price: $3,457.44	-13.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=OCTQ.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Premium Income 40 Barrier ETF™- October	PAGE 1	TSR-SAR-45783Y483

Innovator Premium Income 9 Buffer ETF™ - July
HJUL (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Premium Income 9 Buffer ETF™ - July for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=HJUL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 9 Buffer ETF - July	$40	0.79%
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$1,185,320
Number of Holdings	3
Net Advisory Fee	$4,680
Portfolio Turnover	0%
30-Day SEC Yield	3.91%
30-Day SEC Yield Unsubsidized	3.91%
Visit https://www.innovatoretfs.com/etf/?ticker=HJUL for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
United States Treasury Bill	100.4%
United States Treasury Bill	0.5%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $495.26	-0.9%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=HJUL.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Premium Income 9 Buffer ETF™- July	PAGE 1	TSR-SAR-45783Y194

Innovator Premium Income 9 Buffer ETF™ - October
HOCT (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Premium Income 9 Buffer ETF™ - October for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=HOCT. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Premium Income 9 Buffer ETF™ - October	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$12,837,809
Number of Holdings	6
Net Advisory Fee	$56,091
Portfolio Turnover	0%
30-Day SEC Yield	3.50%
30-Day SEC Yield Unsubsidized	3.50%
Visit https://www.innovatoretfs.com/etf/?ticker=HOCT for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
United States Treasury Bill	101.1%
United States Treasury Bill	0.5%
United States Treasury Bill	0.5%
United States Treasury Bill	0.5%
United States Treasury Bill	0.5%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $522.14	-3.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=HOCT.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Premium Income 9 Buffer ETF™- October	PAGE 1	TSR-SAR-45783Y467

Innovator U.S. Equity 10 Buffer ETF™ - Quarterly
ZALT (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Equity 10 Buffer ETF™ - Quarterly for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZALT. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity 10 Buffer ETF™ - Quarterly	$35	0.69%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$431,700,925
Number of Holdings	4
Net Advisory Fee	$1,222,882
Portfolio Turnover	0%
30-Day SEC Yield	-0.66%
30-Day SEC Yield Unsubsidized	-0.66%
Visit https://www.innovatoretfs.com/etf/?ticker=ZALT for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $1.39	98.7%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $559.38	3.6%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $503.45	-1.1%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $580.48	-1.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=ZALT.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity 10 Buffer ETF™- Quarterly	PAGE 1	TSR-SAR-45783Y442

Innovator U.S. Equity 5 to 15 Buffer ETF™ - Quarterly
EALT (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Equity 5 to 15 Buffer ETF™ - Quarterly for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=EALT. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity 5 to 15 Buffer ETF™ - Quarterly	$34	0.69%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$133,165,890
Number of Holdings	4
Net Advisory Fee	$394,553
Portfolio Turnover	0%
30-Day SEC Yield	-0.66%
30-Day SEC Yield Unsubsidized	-0.66%
Visit https://www.innovatoretfs.com/etf/?ticker=EALT for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $1.38	99.0%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $531.42	2.1%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $594.69	-0.5%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $475.48	-0.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=EALT.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity 5 to 15 Buffer ETF™- Quarterly	PAGE 1	TSR-SAR-45783Y475

Innovator U.S. Equity Accelerated 9 Buffer ETF™ - April
XBAP (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Accelerated 9 Buffer ETF™ - April for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XBAP. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - April	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$236,964,981
Number of Holdings	5
Net Advisory Fee	$457,286
Portfolio Turnover	0%
30-Day SEC Yield	-0.73%
30-Day SEC Yield Unsubsidized	-0.73%
Visit https://www.innovatoretfs.com/etf/?ticker=XBAP for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $5.57	98.6%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $559.37	8.6%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $559.37	6.9%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $509.02	-4.2%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $595.14	-10.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=XBAP.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Accelerated 9 Buffer ETF™- April	PAGE 1	TSR-SAR-45783Y301

Innovator U.S. Equity Accelerated 9 Buffer ETF™ - January
XBJA (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Accelerated 9 Buffer ETF™ - January for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XBJA. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - January	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$93,357,101
Number of Holdings	5
Net Advisory Fee	$381,820
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%
Visit https://www.innovatoretfs.com/etf/?ticker=XBJA for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $5.84	95.7%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $586.06	8.0%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $586.06	4.5%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $620.37	-3.9%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $533.31	-4.5%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=XBJA.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Accelerated 9 Buffer ETF™- January	PAGE 1	TSR-SAR-45783Y780

Innovator U.S. Equity Accelerated 9 Buffer ETF™ - July
XBJL (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Accelerated 9 Buffer ETF™ - July for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XBJL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Accelerated 9 Buffer ETF - July	$39	0.79%
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$107,189,433
Number of Holdings	5
Net Advisory Fee	$660,432
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%
Visit https://www.innovatoretfs.com/etf/?ticker=XBJL for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $5.41	96.1%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $544.20	4.8%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $544.20	2.6%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $495.22	-0.9%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $577.74	-2.8%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=XBJL.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Accelerated 9 Buffer ETF™- July	PAGE 1	TSR-SAR-45783Y889

Innovator U.S. Equity Accelerated 9 Buffer ETF™ - October
XBOC (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Accelerated 9 Buffer ETF™ - October for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XBOC. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - October	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$194,853,745
Number of Holdings	5
Net Advisory Fee	$365,147
Portfolio Turnover	0%
30-Day SEC Yield	-0.72%
30-Day SEC Yield Unsubsidized	-0.72%
Visit https://www.innovatoretfs.com/etf/?ticker=XBOC for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $5.70	95.8%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $573.74	6.1%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $573.74	4.0%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $605.95	-3.0%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $522.10	-3.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=XBOC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Accelerated 9 Buffer ETF™- October	PAGE 1	TSR-SAR-45783Y848

Innovator U.S. Equity Accelerated ETF® - July
XDJL (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Accelerated ETF® - July for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XDJL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Accelerated ETF® - July	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$4,204,517
Number of Holdings	3
Net Advisory Fee	$34,473
Portfolio Turnover	0%
30-Day SEC Yield	-0.72%
30-Day SEC Yield Unsubsidized	-0.72%
Visit https://www.innovatoretfs.com/etf/?ticker=XDJL for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $5.47	96.2%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $544.22	4.8%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $588.85	-1.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=XDJL.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Accelerated ETF® - July	PAGE 1	TSR-SAR-45783Y707

Innovator U.S. Equity Accelerated ETF® - October
XDOC (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Accelerated ETF® - October for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XDOC. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Accelerated ETF® - October	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$2,902,987
Number of Holdings	3
Net Advisory Fee	$20,094
Portfolio Turnover	0%
30-Day SEC Yield	-0.74%
30-Day SEC Yield Unsubsidized	-0.74%
Visit https://www.innovatoretfs.com/etf/?ticker=XDOC for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $5.77	97.9%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $573.76	4.1%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $617.71	-2.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=XDOC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Accelerated ETF® - October	PAGE 1	TSR-SAR-45782C110

Innovator U.S. Equity Accelerated ETF® - Quarterly
XDSQ (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Accelerated ETF® - Quarterly for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XDSQ. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Accelerated ETF® - Quarterly	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$51,792,072
Number of Holdings	3
Net Advisory Fee	$221,374
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%
Visit https://www.innovatoretfs.com/etf/?ticker=XDSQ for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $1.41	99.3%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $559.39	3.1%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $580.98	-2.5%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=XDSQ.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Accelerated ETF® - Quarterly	PAGE 1	TSR-SAR-45783Y103

Innovator U.S. Equity Accelerated Plus ETF® - April
XTAP (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Accelerated Plus ETF® - April for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XTAP. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Accelerated Plus ETF® - April	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$27,314,115
Number of Holdings	3
Net Advisory Fee	$54,121
Portfolio Turnover	0%
30-Day SEC Yield	-0.73%
30-Day SEC Yield Unsubsidized	-0.73%
Visit https://www.innovatoretfs.com/etf/?ticker=XTAP for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $5.56	99.0%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $559.36	17.3%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $590.44	-16.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=XTAP.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Accelerated Plus ETF® - April	PAGE 1	TSR-SAR-45783Y400

Innovator U.S. Equity Accelerated Plus ETF® - January
XTJA (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Accelerated Plus ETF® - January for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XTJA. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Accelerated Plus ETF® - January	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$16,577,917
Number of Holdings	3
Net Advisory Fee	$58,958
Portfolio Turnover	0%
30-Day SEC Yield	-0.74%
30-Day SEC Yield Unsubsidized	-0.74%
Visit https://www.innovatoretfs.com/etf/?ticker=XTJA for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $5.83	97.8%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $586.04	9.1%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $614.68	-7.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=XTJA.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Accelerated Plus ETF® - January	PAGE 1	TSR-SAR-45783Y772

Innovator U.S. Equity Accelerated Plus ETF® - July
XTJL (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Accelerated Plus ETF® - July for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XTJL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Accelerated Plus ETF - July	$39	0.79%
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$14,825,314
Number of Holdings	3
Net Advisory Fee	$45,466
Portfolio Turnover	0%
30-Day SEC Yield	-0.73%
30-Day SEC Yield Unsubsidized	-0.73%
Visit https://www.innovatoretfs.com/etf/?ticker=XTJL for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $5.39	95.9%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $544.19	9.5%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $571.92	-5.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=XTJL.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Accelerated Plus ETF® - July	PAGE 1	TSR-SAR-45783Y806

Innovator U.S. Equity Accelerated Plus ETF® - October
XTOC (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Accelerated Plus ETF® - October for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XTOC. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Accelerated Plus ETF® - October	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$13,420,014
Number of Holdings	3
Net Advisory Fee	$51,601
Portfolio Turnover	0%
30-Day SEC Yield	-0.73%
30-Day SEC Yield Unsubsidized	-0.73%
Visit https://www.innovatoretfs.com/etf/?ticker=XTOC for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $5.69	97.4%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $573.73	8.0%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $601.01	-5.5%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=XTOC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Accelerated Plus ETF® - October	PAGE 1	TSR-SAR-45783Y830

Innovator U.S. Equity Buffer ETF™ - April
BAPR (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - April for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BAPR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Buffer ETF™ - April	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$364,691,873
Number of Holdings	4
Net Advisory Fee	$992,514
Portfolio Turnover	0%
30-Day SEC Yield	-0.73%
30-Day SEC Yield Unsubsidized	-0.73%
Visit https://www.innovatoretfs.com/etf/?ticker=BAPR for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $5.61	98.6%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $559.40	6.9%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $649.62	-1.5%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $509.06	-4.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BAPR.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Buffer ETF™- April	PAGE 1	TSR-SAR-45782C888

Innovator U.S. Equity Buffer ETF™ - August
BAUG (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - August for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BAUG. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Buffer ETF™ - August	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$153,729,239
Number of Holdings	4
Net Advisory Fee	$694,730
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%
Visit https://www.innovatoretfs.com/etf/?ticker=BAUG for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 07/31/2025; Exercise Price: $5.52	97.7%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2025; Exercise Price: $550.83	3.7%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2025; Exercise Price: $639.44	-0.1%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2025; Exercise Price: $501.24	-1.5%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BAUG.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Buffer ETF™- August	PAGE 1	TSR-SAR-45782C698

Innovator U.S. Equity Buffer ETF™ - December
BDEC (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - December for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BDEC. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Buffer ETF™ - December	$38	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$191,252,566
Number of Holdings	4
Net Advisory Fee	$895,966
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%
Visit https://www.innovatoretfs.com/etf/?ticker=BDEC for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $6.04	95.7%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $602.56	9.1%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $692.72	-0.1%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $548.32	-5.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BDEC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Buffer ETF™- December	PAGE 1	TSR-SAR-45782C557

Innovator U.S. Equity Buffer ETF™ - February
BFEB (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - February for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BFEB. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Buffer ETF™ - February	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$186,508,562
Number of Holdings	4
Net Advisory Fee	$598,077
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%
Visit https://www.innovatoretfs.com/etf/?ticker=BFEB for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $6.03	95.9%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $601.83	9.6%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $693.30	-0.3%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $547.66	-5.5%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BFEB.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Buffer ETF™- February	PAGE 1	TSR-SAR-45782C433

Innovator U.S. Equity Buffer ETF™ - January
BJAN (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - January for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BJAN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Buffer ETF™ - January	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$289,476,946
Number of Holdings	4
Net Advisory Fee	$1,065,053
Portfolio Turnover	0%
30-Day SEC Yield	-0.74%
30-Day SEC Yield Unsubsidized	-0.74%
Visit https://www.innovatoretfs.com/etf/?ticker=BJAN for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $5.87	96.5%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $586.09	8.1%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $677.16	-0.3%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $533.34	-4.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BJAN.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Buffer ETF™- January	PAGE 1	TSR-SAR-45782C409

Innovator U.S. Equity Buffer ETF™ - July
BJUL (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - July for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BJUL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Buffer ETF™ - July	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$244,327,380
Number of Holdings	4
Net Advisory Fee	$929,961
Portfolio Turnover	0%
30-Day SEC Yield	-0.74%
30-Day SEC Yield Unsubsidized	-0.74%
Visit https://www.innovatoretfs.com/etf/?ticker=BJUL for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $5.46	98.1%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $544.24	2.6%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $638.97	0.0%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $495.24	-0.9%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BJUL.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Buffer ETF™- July	PAGE 1	TSR-SAR-45782C789

Innovator U.S. Equity Buffer ETF™ - June
BJUN (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - June for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BJUN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Buffer ETF™ - June	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$133,380,584
Number of Holdings	4
Net Advisory Fee	$523,895
Portfolio Turnover	0%
30-Day SEC Yield	-0.74%
30-Day SEC Yield Unsubsidized	-0.74%
Visit https://www.innovatoretfs.com/etf/?ticker=BJUN for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 05/30/2025; Exercise Price: $5.28	99.0%
SPDR S&P 500 ETF Trust, Expiration: 05/30/2025; Exercise Price: $527.38	1.0%
SPDR S&P 500 ETF Trust, Expiration: 05/30/2025; Exercise Price: $615.18	0.0%
SPDR S&P 500 ETF Trust, Expiration: 05/30/2025; Exercise Price: $479.91	-0.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BJUN.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Buffer ETF™- June	PAGE 1	TSR-SAR-45782C755

Innovator U.S. Equity Buffer ETF™ - March
BMAR (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - March for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BMAR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Buffer ETF™ - March	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$182,054,264
Number of Holdings	4
Net Advisory Fee	$696,567
Portfolio Turnover	0%
30-Day SEC Yield	-0.74%
30-Day SEC Yield Unsubsidized	-0.74%
Visit https://www.innovatoretfs.com/etf/?ticker=BMAR for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $5.95	96.4%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $594.19	9.1%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $688.42	-0.4%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $540.70	-5.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BMAR.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Buffer ETF™- March	PAGE 1	TSR-SAR-45782C391

Innovator U.S. Equity Buffer ETF™ - May
BMAY (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - May for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BMAY. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Buffer ETF™ - May	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$119,875,454
Number of Holdings	7
Net Advisory Fee	$507,488
Portfolio Turnover	0%
30-Day SEC Yield	-0.74%
30-Day SEC Yield Unsubsidized	-0.74%
Visit https://www.innovatoretfs.com/etf/?ticker=BMAY for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $5.56	98.8%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $554.55	6.8%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $655.13	-1.7%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $504.63	-4.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BMAY.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Buffer ETF™- May	PAGE 1	TSR-SAR-45782C326

Innovator U.S. Equity Buffer ETF™ - November
BNOV (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - November for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BNOV. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Buffer ETF™ - November	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$150,095,682
Number of Holdings	4
Net Advisory Fee	$614,257
Portfolio Turnover	0%
30-Day SEC Yield	-0.74%
30-Day SEC Yield Unsubsidized	-0.74%
Visit https://www.innovatoretfs.com/etf/?ticker=BNOV for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $5.70	97.1%
SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $568.66	6.2%
SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $659.11	-0.3%
SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $517.46	-3.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BNOV.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Buffer ETF™- November	PAGE 1	TSR-SAR-45782C581

Innovator U.S. Equity Buffer ETF™ - October
BOCT (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - October for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BOCT. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Buffer ETF™ - October	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$232,378,888
Number of Holdings	4
Net Advisory Fee	$970,843
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%
Visit https://www.innovatoretfs.com/etf/?ticker=BOCT for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $5.75	96.8%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $573.78	6.2%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $658.73	-0.2%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $522.12	-3.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BOCT.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Buffer ETF™- October	PAGE 1	TSR-SAR-45782C771

Innovator U.S. Equity Buffer ETF™ - September
BSEP (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - September for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BSEP. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Buffer ETF™ - September	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$157,832,249
Number of Holdings	4
Net Advisory Fee	$727,262
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%
Visit https://www.innovatoretfs.com/etf/?ticker=BSEP for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 08/29/2025; Exercise Price: $5.65	97.3%
SPDR S&P 500 ETF Trust, Expiration: 08/29/2025; Exercise Price: $563.70	4.9%
SPDR S&P 500 ETF Trust, Expiration: 08/29/2025; Exercise Price: $648.34	-0.2%
SPDR S&P 500 ETF Trust, Expiration: 08/29/2025; Exercise Price: $512.95	-2.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BSEP.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Buffer ETF™- September	PAGE 1	TSR-SAR-45782C664

Innovator U.S. Equity Power Buffer ETF™ - April
PAPR (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - April for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PAPR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Power Buffer ETF™ - April	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$772,330,268
Number of Holdings	4
Net Advisory Fee	$2,872,336
Portfolio Turnover	0%
30-Day SEC Yield	-0.74%
30-Day SEC Yield Unsubsidized	-0.74%
Visit https://www.innovatoretfs.com/etf/?ticker=PAPR for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $5.59	98.4%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $559.39	6.9%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $628.70	-2.6%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $475.48	-2.9%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=PAPR.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Power Buffer ETF™- April	PAGE 1	TSR-SAR-45782C870

Innovator U.S. Equity Power Buffer ETF™ - August
PAUG (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - August for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PAUG. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Power Buffer ETF™ - August	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$753,949,160
Number of Holdings	4
Net Advisory Fee	$3,167,125
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%
Visit https://www.innovatoretfs.com/etf/?ticker=PAUG for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 07/31/2025; Exercise Price: $5.51	97.3%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2025; Exercise Price: $550.81	3.6%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2025; Exercise Price: $621.37	-0.3%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2025; Exercise Price: $468.19	-0.8%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=PAUG.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Power Buffer ETF™- August	PAGE 1	TSR-SAR-45782C680

Innovator U.S. Equity Power Buffer ETF™ - December
PDEC (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - December for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PDEC. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Power Buffer ETF™ - December	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$979,866,636
Number of Holdings	4
Net Advisory Fee	$3,709,496
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%
Visit https://www.innovatoretfs.com/etf/?ticker=PDEC for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $6.03	94.2%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $602.55	8.9%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $674.31	-0.2%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $512.17	-3.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=PDEC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Power Buffer ETF™- December	PAGE 1	TSR-SAR-45782C540

Innovator U.S. Equity Power Buffer ETF™ - February
PFEB (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - February for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PFEB. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Power Buffer ETF™ - February	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$825,565,607
Number of Holdings	4
Net Advisory Fee	$2,717,947
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%
Visit https://www.innovatoretfs.com/etf/?ticker=PFEB for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $6.02	94.5%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $601.82	9.4%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $672.89	-0.4%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $511.55	-3.7%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=PFEB.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Power Buffer ETF™- February	PAGE 1	TSR-SAR-45782C417

Innovator U.S. Equity Power Buffer ETF™ - January
PJAN (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - January for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PJAN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Power Buffer ETF™ - January	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$1,200,913,529
Number of Holdings	4
Net Advisory Fee	$4,366,270
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%
Visit https://www.innovatoretfs.com/etf/?ticker=PJAN for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $5.86	95.4%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $586.08	7.9%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $656.64	-0.6%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $498.17	-2.9%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=PJAN.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Power Buffer ETF™- January	PAGE 1	TSR-SAR-45782C508

Innovator U.S. Equity Power Buffer ETF™ - July
PJUL (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - July for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PJUL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Power Buffer ETF™ - July	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$850,610,752
Number of Holdings	4
Net Advisory Fee	$3,572,411
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%
Visit https://www.innovatoretfs.com/etf/?ticker=PJUL for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $5.44	97.7%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $544.22	2.6%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $618.78	-0.1%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $462.59	-0.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=PJUL.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Power Buffer ETF™- July	PAGE 1	TSR-SAR-45782C813

Innovator U.S. Equity Power Buffer ETF™ - June
PJUN (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - June for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PJUN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Power Buffer ETF™ - June	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$577,089,301
Number of Holdings	4
Net Advisory Fee	$2,267,971
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%
Visit https://www.innovatoretfs.com/etf/?ticker=PJUN for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 05/30/2025; Exercise Price: $5.27	99.0%
SPDR S&P 500 ETF Trust, Expiration: 05/30/2025; Exercise Price: $527.37	1.0%
SPDR S&P 500 ETF Trust, Expiration: 05/30/2025; Exercise Price: $597.98	-0.1%
SPDR S&P 500 ETF Trust, Expiration: 05/30/2025; Exercise Price: $448.26	-0.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=PJUN.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Power Buffer ETF™- June	PAGE 1	TSR-SAR-45782C748

Innovator U.S. Equity Power Buffer ETF™ - March
PMAR (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - March for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PMAR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Power Buffer ETF™ - March	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$587,882,439
Number of Holdings	4
Net Advisory Fee	$2,127,055
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%
Visit https://www.innovatoretfs.com/etf/?ticker=PMAR for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $5.94	95.2%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $594.18	8.9%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $666.31	-0.8%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $505.05	-3.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=PMAR.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Power Buffer ETF™- March	PAGE 1	TSR-SAR-45782C383

Innovator U.S. Equity Power Buffer ETF™ - May
PMAY (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - May for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PMAY. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Power Buffer ETF™ - May	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$486,088,587
Number of Holdings	7
Net Advisory Fee	$2,027,924
Portfolio Turnover	0%
30-Day SEC Yield	-0.74%
30-Day SEC Yield Unsubsidized	-0.74%
Visit https://www.innovatoretfs.com/etf/?ticker=PMAY for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $5.55	98.8%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $554.54	6.8%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $631.51	-2.9%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $471.36	-3.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=PMAY.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Power Buffer ETF™- May	PAGE 1	TSR-SAR-45782C318

Innovator U.S. Equity Power Buffer ETF™ - November
PNOV (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - November for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PNOV. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Power Buffer ETF™ - November	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$655,089,615
Number of Holdings	4
Net Advisory Fee	$3,040,251
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%
Visit https://www.innovatoretfs.com/etf/?ticker=PNOV for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $5.69	96.4%
SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $568.64	6.0%
SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $639.44	-0.6%
SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $483.34	-2.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=PNOV.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Power Buffer ETF™- November	PAGE 1	TSR-SAR-45782C573

Innovator U.S. Equity Power Buffer ETF™ - October
POCT (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - October for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=POCT. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Power Buffer ETF™ - October	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$788,108,860
Number of Holdings	4
Net Advisory Fee	$3,317,657
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%
Visit https://www.innovatoretfs.com/etf/?ticker=POCT for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $5.74	95.9%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $573.76	6.1%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $638.94	-0.4%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $487.70	-1.9%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=POCT.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Power Buffer ETF™- October	PAGE 1	TSR-SAR-45782C797

Innovator U.S. Equity Power Buffer ETF™ - September
PSEP (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - September for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PSEP. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Power Buffer ETF™ - September	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$685,900,757
Number of Holdings	4
Net Advisory Fee	$3,274,578
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%
Visit https://www.innovatoretfs.com/etf/?ticker=PSEP for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 08/29/2025; Exercise Price: $5.64	96.6%
SPDR S&P 500 ETF Trust, Expiration: 08/29/2025; Exercise Price: $563.68	4.8%
SPDR S&P 500 ETF Trust, Expiration: 08/29/2025; Exercise Price: $630.19	-0.4%
SPDR S&P 500 ETF Trust, Expiration: 08/29/2025; Exercise Price: $479.13	-1.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=PSEP.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Power Buffer ETF™- September	PAGE 1	TSR-SAR-45782C656

Innovator U.S. Equity Ultra Buffer ETF™ - April
UAPR (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - April for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UAPR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Ultra Buffer ETF™ - April	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$148,317,599
Number of Holdings	4
Net Advisory Fee	$551,177
Portfolio Turnover	0%
30-Day SEC Yield	-0.74%
30-Day SEC Yield Unsubsidized	-0.74%
Visit https://www.innovatoretfs.com/etf/?ticker=UAPR for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $5.58	98.0%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $531.42	5.3%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $363.60	-0.9%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $627.97	-2.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=UAPR.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Ultra Buffer ETF™- April	PAGE 1	TSR-SAR-45782C805

Innovator U.S. Equity Ultra Buffer ETF™ - August
UAUG (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - August for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UAUG. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Ultra Buffer ETF™ - August	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$145,681,469
Number of Holdings	4
Net Advisory Fee	$773,581
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%
Visit https://www.innovatoretfs.com/etf/?ticker=UAUG for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 07/31/2025; Exercise Price: $5.49	97.9%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2025; Exercise Price: $523.27	2.3%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2025; Exercise Price: $358.03	-0.2%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2025; Exercise Price: $624.84	-0.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=UAUG.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Ultra Buffer ETF™- August	PAGE 1	TSR-SAR-45782C672

Innovator U.S. Equity Ultra Buffer ETF™ - December
UDEC (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - December for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UDEC. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Ultra Buffer ETF™ - December	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$398,720,394
Number of Holdings	4
Net Advisory Fee	$772,064
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%
Visit https://www.innovatoretfs.com/etf/?ticker=UDEC for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $6.01	94.2%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $572.42	6.4%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $674.55	-0.2%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $391.66	-0.7%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=UDEC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Ultra Buffer ETF™- December	PAGE 1	TSR-SAR-45782C532

Innovator U.S. Equity Ultra Buffer ETF™ - February
UFEB (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - February for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UFEB. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Ultra Buffer ETF™ - February	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$242,551,688
Number of Holdings	4
Net Advisory Fee	$414,810
Portfolio Turnover	0%
30-Day SEC Yield	-0.74%
30-Day SEC Yield Unsubsidized	-0.74%
Visit https://www.innovatoretfs.com/etf/?ticker=UFEB for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $6.01	94.2%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $571.73	7.0%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $672.35	-0.4%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $391.18	-1.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=UFEB.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Ultra Buffer ETF™- February	PAGE 1	TSR-SAR-45782C425

Innovator U.S. Equity Ultra Buffer ETF™ - January
UJAN (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - January for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UJAN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Ultra Buffer ETF™ - January	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$247,625,337
Number of Holdings	4
Net Advisory Fee	$762,519
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%
Visit https://www.innovatoretfs.com/etf/?ticker=UJAN for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $5.85	95.3%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $556.78	5.9%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $655.35	-0.6%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $380.95	-0.8%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=UJAN.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Ultra Buffer ETF™- January	PAGE 1	TSR-SAR-45782C300

Innovator U.S. Equity Ultra Buffer ETF™ - July
UJUL (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - July for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UJUL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Ultra Buffer ETF™ - July	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$135,621,294
Number of Holdings	4
Net Advisory Fee	$522,159
Portfolio Turnover	0%
30-Day SEC Yield	-0.74%
30-Day SEC Yield Unsubsidized	-0.74%
Visit https://www.innovatoretfs.com/etf/?ticker=UJUL for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $5.43	98.4%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $517.01	1.5%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $353.74	-0.1%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $622.48	-0.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=UJUL.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Ultra Buffer ETF™- July	PAGE 1	TSR-SAR-45782C839

Innovator U.S. Equity Ultra Buffer ETF™ - June
UJUN (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - June for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UJUN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Ultra Buffer ETF™ - June	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$62,388,486
Number of Holdings	4
Net Advisory Fee	$276,530
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%
Visit https://www.innovatoretfs.com/etf/?ticker=UJUN for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 05/30/2025; Exercise Price: $5.26	99.4%
SPDR S&P 500 ETF Trust, Expiration: 05/30/2025; Exercise Price: $501.00	0.5%
SPDR S&P 500 ETF Trust, Expiration: 05/30/2025; Exercise Price: $342.79	0.0%
SPDR S&P 500 ETF Trust, Expiration: 05/30/2025; Exercise Price: $602.89	-0.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=UJUN.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Ultra Buffer ETF™- June	PAGE 1	TSR-SAR-45782C730

Innovator U.S. Equity Ultra Buffer ETF™ - March
UMAR (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - March for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UMAR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Ultra Buffer ETF™ - March	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$127,922,258
Number of Holdings	4
Net Advisory Fee	$346,157
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%
Visit https://www.innovatoretfs.com/etf/?ticker=UMAR for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $5.93	94.9%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $564.47	6.7%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $663.88	-0.8%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $386.22	-1.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=UMAR.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Ultra Buffer ETF™- March	PAGE 1	TSR-SAR-45782C375

Innovator U.S. Equity Ultra Buffer ETF™ - May
UMAY (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - May for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UMAY. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Ultra Buffer ETF™ - May	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$45,040,195
Number of Holdings	7
Net Advisory Fee	$193,973
Portfolio Turnover	0%
30-Day SEC Yield	-0.74%
30-Day SEC Yield Unsubsidized	-0.74%
Visit https://www.innovatoretfs.com/etf/?ticker=UMAY for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $5.53	98.7%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $526.81	5.2%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $360.45	-1.0%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $624.36	-3.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=UMAY.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Ultra Buffer ETF™- May	PAGE 1	TSR-SAR-45782C292

Innovator U.S. Equity Ultra Buffer ETF™ - November
UNOV (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - November for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UNOV. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Ultra Buffer ETF™ - November	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$139,068,356
Number of Holdings	4
Net Advisory Fee	$402,054
Portfolio Turnover	0%
30-Day SEC Yield	-0.74%
30-Day SEC Yield Unsubsidized	-0.74%
Visit https://www.innovatoretfs.com/etf/?ticker=UNOV for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $5.67	96.7%
SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $540.21	4.3%
SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $369.62	-0.5%
SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $635.57	-0.7%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=UNOV.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Ultra Buffer ETF™- November	PAGE 1	TSR-SAR-45782C565

Innovator U.S. Equity Ultra Buffer ETF™ - October
UOCT (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - October for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UOCT. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Ultra Buffer ETF™ - October	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$206,447,159
Number of Holdings	4
Net Advisory Fee	$745,402
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%
Visit https://www.innovatoretfs.com/etf/?ticker=UOCT for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $5.72	96.4%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $545.07	4.2%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $636.54	-0.4%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $372.94	-0.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=UOCT.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Ultra Buffer ETF™- October	PAGE 1	TSR-SAR-45782C821

Innovator U.S. Equity Ultra Buffer ETF™ - September
USEP (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - September for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=USEP. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Ultra Buffer ETF™ - September	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$130,322,991
Number of Holdings	4
Net Advisory Fee	$614,563
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%
Visit https://www.innovatoretfs.com/etf/?ticker=USEP for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 08/29/2025; Exercise Price: $5.62	97.1%
SPDR S&P 500 ETF Trust, Expiration: 08/29/2025; Exercise Price: $535.50	3.3%
SPDR S&P 500 ETF Trust, Expiration: 08/29/2025; Exercise Price: $366.39	-0.3%
SPDR S&P 500 ETF Trust, Expiration: 08/29/2025; Exercise Price: $630.59	-0.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=USEP.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Ultra Buffer ETF™- September	PAGE 1	TSR-SAR-45782C649

Innovator U.S. Small Cap 10 Buffer ETF™ - Quarterly
RBUF (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Small Cap 10 Buffer ETF™ - Quarterly for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=RBUF. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Small Cap 10 Buffer ETF™ - Quarterly	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$43,454,602
Number of Holdings	4
Net Advisory Fee	$244,433
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%
Visit https://www.innovatoretfs.com/etf/?ticker=RBUF for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 06/30/2025; Exercise Price: $0.50	97.7%
iShares Russell 2000 ETF, Expiration: 06/30/2025; Exercise Price: $199.49	4.9%
iShares Russell 2000 ETF, Expiration: 06/30/2025; Exercise Price: $209.60	-1.1%
iShares Russell 2000 ETF, Expiration: 06/30/2025; Exercise Price: $179.54	-1.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=RBUF.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Small Cap 10 Buffer ETF™- Quarterly	PAGE 1	TSR-SAR-45783Y228

Innovator U.S. Small Cap Power Buffer ETF™ - April
KAPR (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - April for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KAPR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Small Cap Power Buffer ETF™ - April	$38	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$184,743,903
Number of Holdings	4
Net Advisory Fee	$676,437
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%
Visit https://www.innovatoretfs.com/etf/?ticker=KAPR for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 03/31/2026; Exercise Price: $1.99	97.3%
iShares Russell 2000 ETF, Expiration: 03/31/2026; Exercise Price: $199.49	8.9%
iShares Russell 2000 ETF, Expiration: 03/31/2026; Exercise Price: $235.20	-2.6%
iShares Russell 2000 ETF, Expiration: 03/31/2026; Exercise Price: $169.57	-3.8%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=KAPR.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Small Cap Power Buffer ETF™- April	PAGE 1	TSR-SAR-45782C342

Innovator U.S. Small Cap Power Buffer ETF™ - August
KAUG (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - August for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KAUG. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Small Cap Power Buffer ETF™ - August	$38	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$92,684,585
Number of Holdings	4
Net Advisory Fee	$405,513
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%
Visit https://www.innovatoretfs.com/etf/?ticker=KAUG for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 07/31/2025; Exercise Price: $2.24	90.0%
iShares Russell 2000 ETF, Expiration: 07/31/2025; Exercise Price: $223.86	13.2%
iShares Russell 2000 ETF, Expiration: 07/31/2025; Exercise Price: $267.78	0.0%
iShares Russell 2000 ETF, Expiration: 07/31/2025; Exercise Price: $190.28	-3.5%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=KAUG.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Small Cap Power Buffer ETF™- August	PAGE 1	TSR-SAR-45783Y137

Innovator U.S. Small Cap Power Buffer ETF™ - December
KDEC (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - December for the period of November 29, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/default.aspx?ticker=KDEC. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Small Cap Power Buffer ETF™ - December	$31	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$48,002,042
Number of Holdings	4
Net Advisory Fee	$189,135
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
Visit https://www.innovatoretfs.com/etf/default.aspx?ticker=KDEC for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 11/28/2025; Exercise Price: $2.42	87.8%
iShares Russell 2000 ETF, Expiration: 11/28/2025; Exercise Price: $241.87	20.2%
iShares Russell 2000 ETF, Expiration: 11/28/2025; Exercise Price: $283.88	-0.1%
iShares Russell 2000 ETF, Expiration: 11/28/2025; Exercise Price: $205.59	-8.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/default.aspx?ticker=KDEC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Small Cap Power Buffer ETF™- December	PAGE 1	TSR-SAR-45784N833

Innovator U.S. Small Cap Power Buffer ETF™ - February
KFEB (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - February for the period of January 31, 2025, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/default.aspx?ticker=KFEB. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Small Cap Power Buffer ETF™ - February	$18	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$24,006,642
Number of Holdings	4
Net Advisory Fee	$40,826
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%
Visit https://www.innovatoretfs.com/etf/default.aspx?ticker=KFEB for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 01/30/2026; Exercise Price: $2.26	91.2%
iShares Russell 2000 ETF, Expiration: 01/30/2026; Exercise Price: $226.48	15.4%
iShares Russell 2000 ETF, Expiration: 01/30/2026; Exercise Price: $266.34	-0.4%
iShares Russell 2000 ETF, Expiration: 01/30/2026; Exercise Price: $192.51	-6.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/default.aspx?ticker=KFEB.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Small Cap Power Buffer ETF™- February	PAGE 1	TSR-SAR-45784N783

Innovator U.S. Small Cap Power Buffer ETF™ - January
KJAN (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - January for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KJAN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Small Cap Power Buffer ETF™ - January	$38	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$297,587,302
Number of Holdings	4
Net Advisory Fee	$1,337,392
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%
Visit https://www.innovatoretfs.com/etf/?ticker=KJAN for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 12/31/2025; Exercise Price: $2.21	92.0%
iShares Russell 2000 ETF, Expiration: 12/31/2025; Exercise Price: $220.96	13.6%
iShares Russell 2000 ETF, Expiration: 12/31/2025; Exercise Price: $259.52	-0.5%
iShares Russell 2000 ETF, Expiration: 12/31/2025; Exercise Price: $187.82	-5.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=KJAN.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Small Cap Power Buffer ETF™- January	PAGE 1	TSR-SAR-45782C474

Innovator U.S. Small Cap Power Buffer ETF™ - July
KJUL (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - July for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KJUL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Small Cap Power Buffer ETF™ - July	$38	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$111,773,981
Number of Holdings	4
Net Advisory Fee	$600,842
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
Visit https://www.innovatoretfs.com/etf/?ticker=KJUL for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 06/30/2025; Exercise Price: $2.03	95.1%
iShares Russell 2000 ETF, Expiration: 06/30/2025; Exercise Price: $202.89	5.7%
iShares Russell 2000 ETF, Expiration: 06/30/2025; Exercise Price: $240.18	-0.0%
iShares Russell 2000 ETF, Expiration: 06/30/2025; Exercise Price: $172.46	-1.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=KJUL.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Small Cap Power Buffer ETF™- July	PAGE 1	TSR-SAR-45782C284

Innovator U.S. Small Cap Power Buffer ETF™ - June
KJUN (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - June for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KJUN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Small Cap Power Buffer ETF - June	$38	0.79%
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$19,465,663
Number of Holdings	4
Net Advisory Fee	$47,836
Portfolio Turnover	0%
30-Day SEC Yield	-0.74%
30-Day SEC Yield Unsubsidized	-0.74%
Visit https://www.innovatoretfs.com/etf/?ticker=KJUN for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 05/30/2025; Exercise Price: $2.06	94.4%
iShares Russell 2000 ETF, Expiration: 05/30/2025; Exercise Price: $205.77	5.8%
iShares Russell 2000 ETF, Expiration: 05/30/2025; Exercise Price: $242.85	0.0%
iShares Russell 2000 ETF, Expiration: 05/30/2025; Exercise Price: $174.90	-0.5%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=KJUN.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Small Cap Power Buffer ETF™- June	PAGE 1	TSR-SAR-45783Y277

Innovator U.S. Small Cap Power Buffer ETF™ - March
KMAR (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - March for the period of February 28, 2025, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/default.aspx?ticker=KMAR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Small Cap Power Buffer ETF™ - March	$12	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$10,998,195
Number of Holdings	4
Net Advisory Fee	$11,415
Portfolio Turnover	0%
30-Day SEC Yield	-0.74%
30-Day SEC Yield Unsubsidized	-0.74%
Visit https://www.innovatoretfs.com/etf/default.aspx?ticker=KMAR for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 02/27/2026; Exercise Price: $2.15	93.7%
iShares Russell 2000 ETF, Expiration: 02/27/2026; Exercise Price: $214.65	12.1%
iShares Russell 2000 ETF, Expiration: 02/27/2026; Exercise Price: $252.32	-1.1%
iShares Russell 2000 ETF, Expiration: 02/27/2026; Exercise Price: $182.45	-5.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/default.aspx?ticker=KMAR.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Small Cap Power Buffer ETF™- March	PAGE 1	TSR-SAR-45784N759

Innovator U.S. Small Cap Power Buffer ETF™ - May
KMAY (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - May for the period of April 30, 2025, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/default.aspx?ticker=KMAY. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Small Cap Power Buffer ETF™ - May	$0	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$1,237,092
Number of Holdings	4
Net Advisory Fee	$0
Portfolio Turnover	0%
30-Day SEC Yield	0.00%
30-Day SEC Yield Unsubsidized	0.00%
Visit https://www.innovatoretfs.com/etf/default.aspx?ticker=KMAY for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 04/30/2026; Exercise Price: $1.95	98.8%
iShares Russell 2000 ETF, Expiration: 04/30/2026; Exercise Price: $194.86	8.2%
iShares Russell 2000 ETF, Expiration: 04/30/2026; Exercise Price: $230.95	-3.6%
iShares Russell 2000 ETF, Expiration: 04/30/2026; Exercise Price: $165.63	-3.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/default.aspx?ticker=KMAY.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Small Cap Power Buffer ETF™- May	PAGE 1	TSR-SAR-45784N668

Innovator U.S. Small Cap Power Buffer ETF™ - November
KNOV (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - November for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KNOV. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Small Cap Power Buffer ETF™ - November	$38	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$17,406,220
Number of Holdings	4
Net Advisory Fee	$72,692
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%
Visit https://www.innovatoretfs.com/etf/?ticker=KNOV for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 10/31/2025; Exercise Price: $2.18	92.2%
iShares Russell 2000 ETF, Expiration: 10/31/2025; Exercise Price: $217.76	11.9%
iShares Russell 2000 ETF, Expiration: 10/31/2025; Exercise Price: $256.56	-0.3%
iShares Russell 2000 ETF, Expiration: 10/31/2025; Exercise Price: $185.10	-4.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=KNOV.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Small Cap Power Buffer ETF™- November	PAGE 1	TSR-SAR-45784N866

Innovator U.S. Small Cap Power Buffer ETF™ - October
KOCT (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - October for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KOCT. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Small Cap Power Buffer ETF™ - October	$38	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$102,501,427
Number of Holdings	4
Net Advisory Fee	$495,857
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%
Visit https://www.innovatoretfs.com/etf/?ticker=KOCT for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 09/30/2025; Exercise Price: $2.21	91.4%
iShares Russell 2000 ETF, Expiration: 09/30/2025; Exercise Price: $220.89	12.7%
iShares Russell 2000 ETF, Expiration: 09/30/2025; Exercise Price: $258.22	-0.2%
iShares Russell 2000 ETF, Expiration: 09/30/2025; Exercise Price: $187.76	-4.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=KOCT.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Small Cap Power Buffer ETF™- October	PAGE 1	TSR-SAR-45782C599

Innovator U.S. Small Cap Power Buffer ETF™ - September
KSEP (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - September for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KSEP. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Small Cap Power Buffer ETF™ - September	$38	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$12,132,717
Number of Holdings	4
Net Advisory Fee	$61,994
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%
Visit https://www.innovatoretfs.com/etf/?ticker=KSEP for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 08/29/2025; Exercise Price: $2.20	91.3%
iShares Russell 2000 ETF, Expiration: 08/29/2025; Exercise Price: $220.08	12.0%
iShares Russell 2000 ETF, Expiration: 08/29/2025; Exercise Price: $257.58	-0.1%
iShares Russell 2000 ETF, Expiration: 08/29/2025; Exercise Price: $187.07	-3.5%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=KSEP.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Small Cap Power Buffer ETF™- September	PAGE 1	TSR-SAR-45784N304

Innovator Uncapped Bitcoin 20 Floor ETF® - Quarterly
QBF (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Innovator Uncapped Bitcoin 20 Floor ETF® - Quarterly for the period of February 5, 2025, to April 30, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/default.aspx?ticker=QBF. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Uncapped Bitcoin 20 Floor ETF® - Quarterly	$18	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$9,405,708
Number of Holdings	3
Net Advisory Fee	$12,623
Portfolio Turnover	0%
30-Day SEC Yield	2.33%
30-Day SEC Yield Unsubsidized	2.33%
Visit https://www.innovatoretfs.com/etf/default.aspx?ticker=QBF for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of April 30, 2025)

Top Holdings	(%)
United States Treasury Bill	72.8%
Cboe Mini Bitcoin U.S. ETF Index, Expiration: 06/30/2025; Exercise Price: $156.06	32.1%
Cboe Mini Bitcoin U.S. ETF Index, Expiration: 06/30/2025; Exercise Price: $195.08	-4.8%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/default.aspx?ticker=QBF.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Uncapped Bitcoin 20 Floor ETF® - Quarterly	PAGE 1	TSR-SAR-45784N692

(b)	N/A

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

INNOVATOR

Traditional Core Financial Statements

INNOVATOR IBD® ETFS (FFTY & BOUT)
INNOVATOR DEEPWATER FRONTIER TECH ETF (LOUP)
INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF (EPRF)
INNOVATOR LADDERED ALLOCATION ETFS (BUFF & BUFB)
INNOVATOR STEP-UP STRATEGY ETFS (BSTP & PSTP)
INNOVATOR HEDGED NASDAQ-100 ETF (QHDG)
INNOVATOR UNCAPPED ACCELERATED U.S. EQUITY ETF (XUSP)
INNOVATOR MANAGED FLOOR ETFS (SFLR, QFLR, & RFLR)
INNOVATOR GRADIENT TACTICAL ROTATION STRATEGY ETF (IGTR)
INNOVATOR EQUITY PREMIUM INCOME - DAILY PUTWRITE ETF (SPUT)

April 30, 2025
Innovator ETFs Trust

Innovator Buffer Step-Up Strategy ETF
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 105.6%(a)
Call Options - 98.8%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $5.58(b)(c)(d)	$55,065,822	993	$53,973,522
Put Options - 6.8%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $554.57(b)(c)(d)	55,065,822	993	3,715,806
TOTAL PURCHASED OPTIONS (Cost $57,694,102)			57,689,328
TOTAL INVESTMENTS - 105.6% (Cost $57,694,102)			$57,689,328
Money Market Deposit Account - 0.1%(e)			77,910
Liabilities in Excess of Other Assets - (5.7)%			(3,128,246)
TOTAL NET ASSETS - 100.0%			$54,638,992

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

1

Innovator Buffer Step-Up Strategy ETF
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.8)%
Call Options - (1.6)%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $656.08(a)(b)	$(55,065,822)	(993)	$(869,868)
Put Options - (4.2)%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $504.66(a)(b)	(55,065,822)	(993)	(2,307,732)
TOTAL WRITTEN OPTIONS (Premiums received $3,172,738)			$(3,177,600)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$57,689,328	105.6%
Written Options	(3,177,600)	(5.8)
Money Market Deposit Account	77,910	0.1
Other Assets in Excess of Other Assets	49,354	0.1
	$54,638,992	100.0%

The accompanying notes are an integral part of these financial statements.

2

Innovator Deepwater Frontier Tech ETF
Schedule of Investments
April 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Aerospace/Defense - 3.1%
AeroVironment, Inc.(a)(b)	15,829	$2,398,410
Banks - 3.1%
NU Holdings Ltd./Cayman Islands - Class A(a)	192,156	2,388,499
Commercial Services - 8.3%
Adyen NV(a)(c)	1,338	2,149,034
Remitly Global, Inc.(a)	102,724	2,077,079
Shift4 Payments, Inc. - Class A(a)(b)	26,041	2,130,154
		6,356,267
Computers - 4.6%
CyberArk Software Ltd.(a)	10,127	3,566,324
Electronics - 3.1%
Celestica, Inc.(a)(b)	27,826	2,374,949
Internet - 15.3%
MercadoLibre, Inc.(a)	1,049	2,445,062
Reddit, Inc. - Class A(a)	35,921	4,187,311
Robinhood Markets, Inc. - Class A(a)	56,066	2,753,401
Uber Technologies, Inc.(a)	29,442	2,385,096
		11,770,870
Machinery-Construction & Mining - 3.4%
Vertiv Holdings Co. - Class A	30,458	2,600,504
Mining - 3.1%
Cameco Corp.	52,229	2,358,140
Miscellaneous Manufacturing - 3.0%
Axon Enterprise, Inc.(a)	3,801	2,331,153
Semiconductors - 25.8%(d)
ASML Holding NV	3,051	2,013,308
Astera Labs, Inc.(a)	59,449	3,882,614
Lam Research Corp.	31,797	2,278,891
Marvell Technology, Inc.	63,822	3,725,290
Micron Technology, Inc.	29,231	2,249,326
Onto Innovation, Inc.(a)	18,142	2,212,780
SK Hynix, Inc.	27,995	3,495,682
		19,857,891
Software - 20.9%
Confluent, Inc. - Class A(a)	97,347	2,317,832
Global-e Online Ltd.(a)	64,288	2,308,582
HubSpot, Inc.(a)	3,934	2,405,641
MongoDB, Inc.(a)	13,136	2,261,625
Nutanix, Inc. - Class A(a)	32,934	2,262,566

The accompanying notes are an integral part of these financial statements.

3

Innovator Deepwater Frontier Tech ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software - (Continued)
Snowflake, Inc. - Class A(a)(b)	14,350	$2,288,682
Take-Two Interactive Software, Inc.(a)	9,762	2,277,670
		16,122,598
Telecommunications - 6.0%
Arista Networks, Inc.(a)	27,565	2,267,773
Ciena Corp.(a)	35,457	2,381,292
		4,649,065
TOTAL COMMON STOCKS (Cost $72,059,628)		76,774,670

	Units
SHORT-TERM INVESTMENTS - 9.6%
Investments Purchased with Proceeds from Securities Lending - 9.6%
Mount Vernon Liquid Assets Portfolio, LLC, 4.47%(e)	7,427,373	7,427,373
TOTAL SHORT-TERM INVESTMENTS (Cost $7,427,373)		7,427,373
TOTAL INVESTMENTS - 109.3% (Cost $79,487,001)		$84,202,043
Money Market Deposit Account - 0.4%(f)		282,546
Liabilities in Excess of Other Assets - (9.7)%		(7,457,520)
TOTAL NET ASSETS - 100.0%		$77,027,069

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2025. The fair value of these securities was $7,010,307 which represented 9.1% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2025, the value of these securities total $2,149,034 or 2.8% of the Fund’s net assets.

(d)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Common Stocks	$76,774,670	99.7%
Investments Purchased with Proceeds from Securities Lending	7,427,373	9.6
Money Market Deposit Account	282,546	0.4
Liabilities in Excess of Other Assets	(7,457,520)	(9.7)
	$77,027,069	100.0%

The accompanying notes are an integral part of these financial statements.

4

Innovator Equity Managed Floor ETF
Schedule of Investments
April 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.6%
Advertising - 0.0%(a)
Trade Desk, Inc. - Class A(b)	160	$8,581
Aerospace/Defense - 1.9%
General Electric Co.	27,324	5,506,879
HEICO Corp.	6,580	1,650,001
HEICO Corp. - Class A	5,106	1,025,948
Lockheed Martin Corp.	7,596	3,628,989
TransDigm Group, Inc.	2,541	3,590,611
		15,402,428
Airlines - 0.2%
Delta Air Lines, Inc.	8,740	363,846
Southwest Airlines Co.(c)	34,600	967,416
		1,331,262
Apparel - 0.3%
Deckers Outdoor Corp.(b)	11,177	1,238,747
NIKE, Inc. - Class B	21,671	1,222,244
		2,460,991
Auto Manufacturers - 1.8%
Ford Motor Co.	117,023	1,171,400
General Motors Co.	35,473	1,604,799
Tesla, Inc.(b)	40,120	11,320,259
		14,096,458
Banks - 4.4%
Bank of America Corp.	150,895	6,017,693
Citizens Financial Group, Inc.	61,296	2,261,209
First Citizens BancShares, Inc./NC - Class A	325	578,220
Goldman Sachs Group, Inc.	9,651	5,284,405
Huntington Bancshares, Inc./OH	127,201	1,848,231
JPMorgan Chase & Co.	56,184	13,743,730
Morgan Stanley	21,256	2,453,368
Regions Financial Corp.(c)	130,293	2,659,280
		34,846,136
Beverages - 1.8%
Brown-Forman Corp. - Class A	19,196	664,373
Brown-Forman Corp. - Class B(c)	44,569	1,552,784
Coca-Cola Co.	120,323	8,729,434
Constellation Brands, Inc. - Class A(c)	16,742	3,139,795
		14,086,386
Biotechnology - 1.3%
Alnylam Pharmaceuticals, Inc.(b)	3,126	822,888
Amgen, Inc.	9,783	2,846,070
BioMarin Pharmaceutical, Inc.(b)	29,087	1,852,551
Illumina, Inc.(b)	75	5,820
Moderna, Inc.(b)(c)	23,492	670,462

The accompanying notes are an integral part of these financial statements.

5

Innovator Equity Managed Floor ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Biotechnology - (Continued)
Royalty Pharma PLC - Class A	40,119	$1,316,706
Vertex Pharmaceuticals, Inc.(b)	5,156	2,626,982
		10,141,479
Building Materials - 0.7%
CRH PLC	16,193	1,545,136
Lennox International, Inc.(c)	1,528	835,434
Trane Technologies PLC	9,146	3,505,753
		5,886,323
Chemicals - 1.4%
Dow, Inc.	86,330	2,640,835
Linde PLC	11,193	5,073,003
LyondellBasell Industries NV - Class A	255	14,844
PPG Industries, Inc.	32,127	3,497,345
Westlake Corp.	1,600	147,888
		11,373,915
Commercial Services - 1.0%
Block, Inc.(b)	10,194	596,043
Cintas Corp.	17,157	3,631,794
PayPal Holdings, Inc.(b)	18,161	1,195,720
Toast, Inc. - Class A(b)	10,339	367,861
TransUnion	4,329	359,134
United Rentals, Inc.	2,437	1,538,844
		7,689,396
Computers - 7.9%
Amdocs Ltd.	6,081	538,655
Apple, Inc.	242,955	51,627,938
Crowdstrike Holdings, Inc. - Class A(b)	5,088	2,182,091
Dell Technologies, Inc. - Class C	6,903	633,419
International Business Machines Corp.	22,791	5,511,320
Okta, Inc.(b)	4,048	454,024
Pure Storage, Inc. - Class A(b)(c)	70	3,175
Sandisk Corp./DE(b)	14,039	450,792
Super Micro Computer, Inc.(b)(c)	22,111	704,456
Zscaler, Inc.(b)	4,643	1,050,107
		63,155,977
Cosmetics/Personal Care - 1.1%
Estee Lauder Cos., Inc. - Class A	5,197	311,612
Procter & Gamble Co.	51,109	8,308,790
		8,620,402
Diversified Financial Services - 4.1%
American Express Co.	13,156	3,504,890
Apollo Global Management, Inc.	8,949	1,221,360
Ares Management Corp. - Class A	7,013	1,069,693

The accompanying notes are an integral part of these financial statements.

6

Innovator Equity Managed Floor ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Diversified Financial Services - (Continued)
Blue Owl Capital, Inc. - Class A	20,562	$381,014
Coinbase Global, Inc. - Class A(b)	1,842	373,723
Interactive Brokers Group, Inc. - Class A	7,207	1,238,523
LPL Financial Holdings, Inc.	1,599	511,344
Mastercard, Inc. - Class A	16,700	9,152,602
Nasdaq, Inc.	27,833	2,121,153
Rocket Cos., Inc. - Class A(c)	21,311	275,125
T Rowe Price Group, Inc.(c)	6,949	615,334
TPG, Inc.(c)	12,254	569,198
Tradeweb Markets, Inc. - Class A	5,620	777,246
Visa, Inc. - Class A	31,883	11,015,577
		32,826,782
Electric - 2.6%
Alliant Energy Corp.	27,837	1,699,171
Ameren Corp.	12,730	1,263,325
CenterPoint Energy, Inc.	43,580	1,690,032
CMS Energy Corp.	29,860	2,199,189
Consolidated Edison, Inc.	21,759	2,453,327
DTE Energy Co.	17,205	2,357,085
Entergy Corp.	35,438	2,947,378
Evergy, Inc.	20,286	1,401,763
Eversource Energy	40,993	2,438,264
PPL Corp.(c)	64,779	2,364,434
		20,813,968
Electrical Components & Equipment - 0.2%
AMETEK, Inc.	11,132	1,887,765
Electronics - 0.5%
Hubbell, Inc.	1,582	574,551
Jabil, Inc.	2,654	388,970
TE Connectivity PLC	16,699	2,444,399
Trimble, Inc.(b)	9,748	605,741
		4,013,661
Entertainment - 0.5%
DraftKings, Inc. - Class A(b)	44,683	1,487,497
Flutter Entertainment PLC(b)	3,959	954,079
Live Nation Entertainment, Inc.(b)(c)	10,748	1,423,573
TKO Group Holdings, Inc.	1,122	182,785
Warner Music Group Corp. - Class A(c)	5,723	174,265
		4,222,199
Environmental Control - 0.8%
Republic Services, Inc.	13,662	3,425,746
Waste Management, Inc.	14,208	3,315,579
		6,741,325

The accompanying notes are an integral part of these financial statements.

7

Innovator Equity Managed Floor ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Food - 0.6%
Conagra Brands, Inc.	57,085	$1,410,570
Hershey Co.(c)	11,642	1,946,426
Kellanova	16,744	1,385,901
		4,742,897
Healthcare-Products - 2.5%
Abbott Laboratories	41,104	5,374,348
Align Technology, Inc.(b)	5,184	898,387
Avantor, Inc.(b)	9,538	123,899
Cooper Cos., Inc.(b)	12,729	1,039,577
GE HealthCare Technologies, Inc.	20,976	1,475,242
Intuitive Surgical, Inc.(b)	8,096	4,175,917
Natera, Inc.(b)	2,366	357,100
Thermo Fisher Scientific, Inc.	6,493	2,785,497
West Pharmaceutical Services, Inc.	10,682	2,257,000
Zimmer Biomet Holdings, Inc.	11,775	1,213,414
		19,700,381
Healthcare-Services- 1.7%
Cigna Group	5,927	2,015,417
HCA Healthcare, Inc.	5,214	1,799,247
Humana, Inc.	3,725	976,844
UnitedHealth Group, Inc.	21,298	8,762,849
		13,554,357
Home Builders - 0.1%
Lennar Corp. - Class B(c)	5,079	525,016
Household Products/Wares - 0.2%
Church & Dwight Co., Inc.	16,196	1,608,911
Insurance - 3.8%
Arch Capital Group Ltd.	15,747	1,427,938
Berkshire Hathaway, Inc. - Class B(b)	24,982	13,321,651
Brown & Brown, Inc.	21,758	2,406,435
Hartford Insurance Group, Inc.	25,182	3,089,076
Loews Corp.	27,324	2,372,543
Markel Group, Inc.(b)	1,012	1,840,423
Principal Financial Group, Inc.	14,425	1,069,614
Prudential Financial, Inc.	23,368	2,400,127
W R Berkley Corp.	30,972	2,220,383
		30,148,190
Internet - 12.7%
Alphabet, Inc. - Class A	95,474	15,161,271
Alphabet, Inc. - Class C	85,665	13,782,642
Amazon.com, Inc.(b)	155,458	28,669,564
Booking Holdings, Inc.	619	3,156,454
CDW Corp./DE	60	9,634

The accompanying notes are an integral part of these financial statements.

8

Innovator Equity Managed Floor ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Internet - (Continued)
Coupang, Inc.(b)	15,201	$355,247
DoorDash, Inc. - Class A(b)	7,626	1,470,979
Expedia Group, Inc.	6,706	1,052,373
MercadoLibre, Inc.(b)	910	2,121,074
Meta Platforms, Inc. - Class A	37,265	20,458,485
Netflix, Inc.(b)	6,367	7,205,661
Pinterest, Inc. - Class A(b)	25,408	643,331
Reddit, Inc. - Class A(b)	2,111	246,079
Robinhood Markets, Inc. - Class A(b)	7,971	391,456
Snap, Inc. - Class A(b)(c)	55,541	442,106
Spotify Technology SA(b)(c)	4,048	2,485,391
Uber Technologies, Inc.(b)	38,225	3,096,607
		100,748,354
Iron/Steel - 0.2%
Nucor Corp.	8,312	992,203
Reliance, Inc.	2,799	806,756
		1,798,959
Machinery-Construction & Mining - 0.3%
GE Vernova, Inc.	4,591	1,702,435
Vertiv Holdings Co. - Class A	5,020	428,607
		2,131,042
Machinery-Diversified - 1.0%
Deere & Co.	5,597	2,594,545
Dover Corp.	13,729	2,342,854
IDEX Corp.	4,296	747,375
Westinghouse Air Brake Technologies Corp.	12,151	2,244,776
		7,929,550
Media - 0.5%
FactSet Research Systems, Inc.	1,585	685,069
Walt Disney Co.	34,089	3,100,394
		3,785,463
Mining - 0.2%
Freeport-McMoRan, Inc.	41,513	1,495,713
Southern Copper Corp.	1,574	140,905
		1,636,618
Miscellaneous Manufacturing - 0.8%
3M Co.	33,396	4,639,038
Carlisle Cos., Inc.	3,920	1,487,562
		6,126,600
Office-Business Equipment - 0.0%(a)
Zebra Technologies Corp. - Class A(b)	30	7,510

The accompanying notes are an integral part of these financial statements.

9

Innovator Equity Managed Floor ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Oil & Gas - 2.2%
Chevron Corp.	26,954	$3,667,361
ConocoPhillips	58,780	5,238,474
Exxon Mobil Corp.	69,888	7,382,269
Valero Energy Corp.	9,006	1,045,507
		17,333,611
Oil & Gas Services - 0.2%
Halliburton Co.	83,806	1,661,035
Pharmaceuticals - 4.5%
AbbVie, Inc.	34,533	6,737,388
Cencora, Inc.	8,888	2,601,251
Eli Lilly & Co.	15,273	13,729,663
Johnson & Johnson	61,232	9,571,174
Merck & Co., Inc.	33,554	2,858,801
		35,498,277
Pipelines - 0.7%
Cheniere Energy, Inc.	7,146	1,651,512
Kinder Morgan, Inc.	146,278	3,847,112
		5,498,624
Private Equity - 0.4%
Blackstone, Inc.	13,070	1,721,450
KKR & Co., Inc.	15,309	1,749,359
		3,470,809
Retail - 5.2%
Carvana Co.(b)	2,226	543,923
Costco Wholesale Corp.	9,304	9,252,828
Darden Restaurants, Inc.	6,706	1,345,492
Ferguson Enterprises, Inc.	5,202	882,571
Home Depot, Inc.	22,292	8,036,043
Lowe’s Cos., Inc.	17,218	3,849,256
McDonald’s Corp.	21,270	6,798,955
Ross Stores, Inc.	14,674	2,039,686
Target Corp.	95	9,187
Walmart, Inc.	87,843	8,542,732
		41,300,673
Semiconductors - 9.5%
Advanced Micro Devices, Inc.(b)	33,624	3,273,296
Astera Labs, Inc.(b)	40	2,612
Broadcom, Inc.	76,417	14,707,980
Entegris, Inc.(c)	13,405	1,060,604
GLOBALFOUNDRIES, Inc.(b)	3,729	130,776
Intel Corp.	75,327	1,514,073
Lam Research Corp.	48,441	3,471,766
Marvell Technology, Inc.	13,248	773,286

The accompanying notes are an integral part of these financial statements.

10

Innovator Equity Managed Floor ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Semiconductors - (Continued)
Micron Technology, Inc.	11,449	$881,001
NVIDIA Corp.	380,095	41,399,947
ON Semiconductor Corp.(b)	130	5,161
QUALCOMM, Inc.	19,341	2,871,365
Skyworks Solutions, Inc.(c)	20,880	1,342,166
Teradyne, Inc.	80	5,937
Texas Instruments, Inc.	26,937	4,311,267
		75,751,237
Software - 10.9%
AppLovin Corp. - Class A(b)	3,502	943,124
Atlassian Corp. - Class A(b)	4,402	1,005,021
Bentley Systems, Inc. - Class B	28,250	1,214,467
Broadridge Financial Solutions, Inc.	9,614	2,330,434
Cloudflare, Inc. - Class A(b)	7,617	919,981
Datadog, Inc. - Class A(b)	5,718	584,151
HubSpot, Inc.(b)	3,981	2,434,381
Intuit, Inc.	6,580	4,128,753
Microsoft Corp.	125,147	49,465,603
MicroStrategy, Inc. - Class A(b)(c)	3,693	1,403,746
MongoDB, Inc.(b)	35	6,026
Oracle Corp.	27,574	3,880,213
Palantir Technologies, Inc. - Class A(b)	43,923	5,202,240
ROBLOX Corp. - Class A(b)	18,757	1,257,657
Salesforce, Inc.	16,725	4,494,175
Samsara, Inc. - Class A(b)	8,253	327,314
Snowflake, Inc. - Class A(b)	11,683	1,863,322
SS&C Technologies Holdings, Inc.	15,686	1,185,862
Veeva Systems, Inc. - Class A(b)	4,671	1,091,566
Workday, Inc. - Class A(b)	7,152	1,752,240
Zoom Communications, Inc. - Class A(b)	16,812	1,303,602
		86,793,878
Telecommunications - 2.2%
AT&T, Inc.	231,244	6,405,459
Cisco Systems, Inc.	118,406	6,835,579
T-Mobile US, Inc.	17,494	4,320,143
		17,561,181
Transportation - 0.7%
Expeditors International of Washington, Inc.	9,689	1,064,918
FedEx Corp.	4,912	1,033,141
Union Pacific Corp.	16,698	3,601,091
		5,699,150
TOTAL COMMON STOCKS (Cost $717,295,766)		744,617,757

The accompanying notes are an integral part of these financial statements.

11

Innovator Equity Managed Floor ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 2.9%(b)
Put Options - 2.9%
SPDR S&P 500 ETF(d)(e)(f)
Expiration: 06/30/2025; Exercise Price: $490.00	$198,303,504	3,576	$1,537,680
Expiration: 09/30/2025; Exercise Price: $510.00	186,269,986	3,359	5,213,168
Expiration: 12/31/2025; Exercise Price: $530.00	197,416,240	3,560	8,900,000
Expiration: 03/31/2026; Exercise Price: $500.00	207,841,592	3,748	7,915,776
TOTAL PURCHASED OPTIONS (Cost $20,951,245)			23,566,624

	Shares
REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.8%
REITS - 1.8%
American Tower Corp.	9,979	2,249,366
BXP, Inc.(c)	21,017	1,339,413
Essex Property Trust, Inc.	6,072	1,694,999
Healthpeak Properties, Inc.	101,718	1,814,649
Invitation Homes, Inc.	69,846	2,388,035
Mid-America Apartment Communities, Inc.	11,174	1,783,929
Millrose Properties, Inc.(b)	3,238	81,080
SBA Communications Corp.	7,135	1,736,659
Sun Communities, Inc.	10,665	1,327,046
		14,415,176
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $14,132,946)		14,415,176
	Units
SHORT-TERM INVESTMENTS - 2.9%
Investments Purchased with Proceeds from Securities Lending - 2.9%
Mount Vernon Liquid Assets Portfolio, LLC, 4.47%(g)	22,775,683	22,775,683
TOTAL SHORT-TERM INVESTMENTS (Cost $22,775,683)		22,775,683
TOTAL INVESTMENTS - 101.2% (Cost $775,155,640)		$805,375,240
Money Market Deposit Account - 2.6%(h)		20,708,101
Liabilities in Excess of Other Assets - (3.8)%		(30,400,114)
TOTAL NET ASSETS - 100.0%		$795,683,227

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

12

Innovator Equity Managed Floor ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)
(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of April 30, 2025. The fair value of these securities was $22,402,119 which represented 2.8% of net assets.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(g)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
(h)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

13

Innovator Equity Managed Floor ETF
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - 1.0)%
Call Options - (1.0)%
S&P 500 IndexCounterparty:
Expiration: 05/02/2025; Exercise Price: $5,530.00(a)(b)	(315,765,702)	(567)	$(4,509,918)
Expiration: 05/07/2025; Exercise Price: $5,625.00	(229,445,272)	(412)	(1,932,280)
Expiration: 05/12/2025; Exercise Price: $5,700.00	(253,949,136)	(456)	(1,465,128)
Total Call Options			(7,907,326)
TOTAL WRITTEN OPTIONS (Premiums received $3,495,930)			$(7,907,326)

Percentages are stated as a percentof net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Common Stocks	$744,617,757	93.6%
Purchased Options	23,566,624	2.9
Real Estate Investment Trusts - Common	14,415,176	1.8
Written Options	(7,907,326)	(1.0)
Investments Purchased with Proceeds from Securities Lending	22,775,683	2.9
Money Market Deposit Account	20,708,101	2.6
Liabilities in Excess of Other Assets	(22,492,788)	(2.8)
	$795,683,227	100.0%

The accompanying notes are an integral part of these financial statements.

14

Innovator Equity Premium Income - Daily PutWrite ETF
Schedule of Investments
April 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 50.8%
Advertising - 0.0%(a)
Omnicom Group, Inc.	10	$762
Trade Desk, Inc. - Class A(b)	24	1,287
		2,049
Aerospace/Defense - 1.1%
Boeing Co.(b)	38	6,963
General Dynamics Corp.	12	3,265
General Electric Co.	57	11,488
HEICO Corp.	2	501
HEICO Corp. - Class A	4	804
Howmet Aerospace, Inc.	21	2,910
L3Harris Technologies, Inc.	10	2,200
Lockheed Martin Corp.	13	6,211
Northrop Grumman Corp.	8	3,892
RTX Corp.	71	8,955
TransDigm Group, Inc.	3	4,239
		51,428
Agriculture - 0.4%
Altria Group, Inc.	90	5,323
Archer-Daniels-Midland Co.	25	1,194
Bunge Global SA	7	551
Philip Morris International, Inc.	82	14,052
		21,120
Airlines - 0.1%
Delta Air Lines, Inc.	34	1,415
Southwest Airlines Co.	32	895
United Airlines Holdings, Inc.(b)	17	1,170
		3,480
Apparel - 0.1%
Deckers Outdoor Corp.(b)	8	886
NIKE, Inc. - Class B	62	3,497
		4,383
Auto Manufacturers - 1.0%
Cummins, Inc.	7	2,057
Ford Motor Co.	207	2,072
General Motors Co.	58	2,624
PACCAR, Inc.	27	2,435
Tesla, Inc.(b)	148	41,760
		50,948
Auto Parts & Equipment - 0.0%(a)
Aptiv PLC(b)	12	685

The accompanying notes are an integral part of these financial statements.

15

Innovator Equity Premium Income - Daily PutWrite ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Banks - 2.2%
Bank of America Corp.	353	$14,078
Bank of New York Mellon Corp.	39	3,136
Citigroup, Inc.	97	6,633
Citizens Financial Group, Inc.	23	848
Fifth Third Bancorp	35	1,258
First Citizens BancShares, Inc./NC - Class A	1	1,779
Goldman Sachs Group, Inc.	17	9,308
Huntington Bancshares, Inc./OH	77	1,119
JPMorgan Chase & Co.	149	36,448
M&T Bank Corp.	9	1,528
Morgan Stanley	65	7,502
Northern Trust Corp.	10	940
PNC Financial Services Group, Inc.	21	3,374
Regions Financial Corp.	48	980
State Street Corp.	15	1,322
Truist Financial Corp.	70	2,684
US Bancorp	80	3,227
Wells Fargo & Co.	177	12,569
		108,733
Beverages - 0.6%
Brown-Forman Corp. - Class A	3	104
Brown-Forman Corp. - Class B	16	558
Coca-Cola Co.	206	14,945
Constellation Brands, Inc. - Class A	8	1,500
Keurig Dr Pepper, Inc.	60	2,075
Monster Beverage Corp.(b)	37	2,225
PepsiCo, Inc.	73	9,897
		31,304
Biotechnology - 0.7%
Alnylam Pharmaceuticals, Inc.(b)	7	1,843
Amgen, Inc.	28	8,146
Biogen, Inc.(b)	8	968
BioMarin Pharmaceutical, Inc.(b)	10	637
Corteva, Inc.	36	2,232
Gilead Sciences, Inc.	66	7,032
Illumina, Inc.(b)	8	621
Incyte Corp.(b)	9	564
Moderna, Inc.(b)	18	514
Regeneron Pharmaceuticals, Inc.	6	3,592
Royalty Pharma PLC - Class A	20	656
Vertex Pharmaceuticals, Inc.(b)	14	7,133
		33,938

The accompanying notes are an integral part of these financial statements.

16

Innovator Equity Premium Income - Daily PutWrite ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Building Materials - 0.4%
Builders FirstSource, Inc.(b)	6	$718
Carrier Global Corp.	44	2,752
CRH PLC	36	3,435
Johnson Controls International PLC	35	2,936
Lennox International, Inc.	2	1,094
Martin Marietta Materials, Inc.	3	1,572
Trane Technologies PLC	12	4,600
Vulcan Materials Co.	7	1,836
		18,943
Chemicals - 0.6%
Air Products and Chemicals, Inc.	12	3,253
CF Industries Holdings, Inc.	9	705
Dow, Inc.	37	1,132
DuPont de Nemours, Inc.	20	1,320
Ecolab, Inc.	13	3,269
International Flavors & Fragrances, Inc.	14	1,098
Linde PLC	25	11,331
LyondellBasell Industries NV - Class A	13	757
PPG Industries, Inc.	12	1,306
Sherwin-Williams Co.	12	4,235
Westlake Corp.	2	185
		28,591
Commercial Services - 0.8%
Automatic Data Processing, Inc.	22	6,613
Block, Inc.(b)	30	1,754
Booz Allen Hamilton Holding Corp.	7	840
Cintas Corp.	18	3,810
Corpay, Inc.(b)	4	1,301
Equifax, Inc.	7	1,821
Global Payments, Inc.	13	992
Moody’s Corp.	8	3,625
PayPal Holdings, Inc.(b)	53	3,490
Quanta Services, Inc.	8	2,342
Rollins, Inc.	16	914
S&P Global, Inc.	16	8,001
Toast, Inc. - Class A(b)	22	783
TransUnion	10	830
United Rentals, Inc.	3	1,894
Verisk Analytics, Inc.	7	2,075
		41,085
Computers - 4.3%
Accenture PLC - Class A	33	9,872
Amdocs Ltd.	6	532
Apple, Inc.	780	165,750

The accompanying notes are an integral part of these financial statements.

17

Innovator Equity Premium Income - Daily PutWrite ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Computers - (Continued)
Cognizant Technology Solutions Corp. - Class A	26	$1,913
Crowdstrike Holdings, Inc. - Class A(b)	12	5,146
Dell Technologies, Inc. - Class C	16	1,468
Fortinet, Inc.(b)	33	3,424
Gartner, Inc.(b)	4	1,684
Hewlett Packard Enterprise Co.	69	1,119
HP, Inc.	50	1,279
International Business Machines Corp.	49	11,849
Leidos Holdings, Inc.	7	1,030
NetApp, Inc.	11	987
Okta, Inc.(b)	9	1,009
Pure Storage, Inc. - Class A(b)	16	726
Sandisk Corp./DE(b)	6	193
Seagate Technology Holdings PLC	10	910
Super Micro Computer, Inc.(b)	27	860
Western Digital Corp.(b)	18	790
Zscaler, Inc.(b)	5	1,131
		211,672
Cosmetics/Personal Care - 0.6%
Colgate-Palmolive Co.	43	3,964
Estee Lauder Cos., Inc. - Class A	11	660
Kenvue, Inc.	102	2,407
Procter & Gamble Co.	125	20,321
		27,352
Distribution/Wholesale - 0.2%
Copart, Inc.(b)	45	2,746
Fastenal Co.	30	2,429
Watsco, Inc.	2	920
WW Grainger, Inc.	2	2,049
		8,144
Diversified Financial Services - 2.3%
American Express Co.	29	7,726
Ameriprise Financial, Inc.	5	2,355
Apollo Global Management, Inc.	21	2,866
Ares Management Corp. - Class A	10	1,525
Blackrock, Inc.	8	7,314
Blue Owl Capital, Inc. - Class A	30	556
Capital One Financial Corp.	20	3,605
Cboe Global Markets, Inc.	6	1,331
Charles Schwab Corp.	79	6,431
CME Group, Inc.	19	5,264
Coinbase Global, Inc. - Class A(b)	11	2,232
Discover Financial Services	13	2,375
Interactive Brokers Group, Inc. - Class A	5	859

The accompanying notes are an integral part of these financial statements.

18

Innovator Equity Premium Income - Daily PutWrite ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Diversified Financial Services - (Continued)
Intercontinental Exchange, Inc.	30	$5,039
LPL Financial Holdings, Inc.	4	1,279
Mastercard, Inc. - Class A	43	23,567
Nasdaq, Inc.	22	1,677
Raymond James Financial, Inc.	10	1,370
Rocket Cos., Inc. - Class A	7	90
Synchrony Financial	21	1,091
T Rowe Price Group, Inc.	12	1,063
TPG, Inc.	5	232
Tradeweb Markets, Inc. - Class A	6	830
Visa, Inc. - Class A	92	31,786
		112,463
Electric - 1.2%
Alliant Energy Corp.	14	855
Ameren Corp.	14	1,389
American Electric Power Co., Inc.	28	3,034
CenterPoint Energy, Inc.	35	1,357
CMS Energy Corp.	16	1,178
Consolidated Edison, Inc.	18	2,029
Constellation Energy Corp.	17	3,798
Dominion Energy, Inc.	45	2,447
DTE Energy Co.	11	1,507
Duke Energy Corp.	41	5,003
Edison International	21	1,124
Entergy Corp.	23	1,913
Evergy, Inc.	12	829
Eversource Energy	19	1,130
Exelon Corp.	53	2,486
FirstEnergy Corp.	29	1,244
NextEra Energy, Inc.	109	7,290
PG&E Corp.	116	1,916
PPL Corp.	39	1,424
Public Service Enterprise Group, Inc.	26	2,078
Sempra	34	2,525
Southern Co.	58	5,330
Vistra Corp.	18	2,333
WEC Energy Group, Inc.	17	1,862
Xcel Energy, Inc.	32	2,262
		58,343
Electrical Components & Equipment - 0.2%
AMETEK, Inc.	12	2,035
Eaton Corp. PLC	21	6,182
Emerson Electric Co.	30	3,153
		11,370

The accompanying notes are an integral part of these financial statements.

19

Innovator Equity Premium Income - Daily PutWrite ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Electronics - 0.5%
Amphenol Corp. - Class A	63	$4,848
Fortive Corp.	18	1,254
Garmin Ltd.	8	1,495
Honeywell International, Inc.	34	7,157
Hubbell, Inc.	3	1,089
Jabil, Inc.	6	879
Keysight Technologies, Inc.(b)	9	1,309
Mettler-Toledo International, Inc.(b)	1	1,071
TE Connectivity PLC	16	2,342
Trimble, Inc.(b)	13	808
		22,252
Energy-Alternate Sources - 0.0%(a)
First Solar, Inc.(b)	5	629
Engineering & Construction - 0.0%(a)
EMCOR Group, Inc.	2	801
Jacobs Solutions, Inc.	7	867
		1,668
Entertainment - 0.1%
DraftKings, Inc. - Class A(b)	25	832
Flutter Entertainment PLC(b)	9	2,169
Live Nation Entertainment, Inc.(b)	8	1,059
TKO Group Holdings, Inc.	4	652
Warner Music Group Corp. - Class A	7	213
		4,925
Environmental Control - 0.2%
Republic Services, Inc.	11	2,758
Veralto Corp.	12	1,151
Waste Management, Inc.	21	4,901
		8,810
Food - 0.4%
Conagra Brands, Inc.	25	618
General Mills, Inc.	29	1,645
Hershey Co.	8	1,338
Hormel Foods Corp.	15	448
Kellanova	14	1,159
Kraft Heinz Co.	41	1,193
Kroger Co.	35	2,527
McCormick & Co., Inc./MD	13	997
Mondelez International, Inc. - Class A	71	4,837
Sysco Corp.	26	1,856
Tyson Foods, Inc. - Class A	15	919
		17,537

The accompanying notes are an integral part of these financial statements.

20

Innovator Equity Premium Income - Daily PutWrite ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Gas - 0.0%(a)
Atmos Energy Corp.	8	$1,285
Hand/Machine Tools - 0.0%(a)
Stanley Black & Decker, Inc.	8	480
Healthcare-Products - 1.6%
Abbott Laboratories	92	12,029
Agilent Technologies, Inc.	15	1,614
Align Technology, Inc.(b)	4	693
Avantor, Inc.(b)	35	455
Baxter International, Inc.	27	842
Boston Scientific Corp.(b)	78	8,024
Cooper Cos., Inc.(b)	11	898
Danaher Corp.	34	6,777
Edwards Lifesciences Corp.(b)	31	2,340
GE HealthCare Technologies, Inc.	24	1,688
Hologic, Inc.(b)	12	698
IDEXX Laboratories, Inc.(b)	4	1,731
Intuitive Surgical, Inc.(b)	19	9,800
Medtronic PLC	68	5,764
Natera, Inc.(b)	7	1,056
ResMed, Inc.	8	1,893
Revvity, Inc.	6	561
STERIS PLC	5	1,124
Stryker Corp.	17	6,357
Thermo Fisher Scientific, Inc.	20	8,580
Waters Corp.(b)	3	1,043
West Pharmaceutical Services, Inc.	4	845
Zimmer Biomet Holdings, Inc.	11	1,133
		75,945
Healthcare-Services - 0.9%
Centene Corp.(b)	27	1,616
Cigna Group	15	5,101
Elevance Health, Inc.	12	5,047
HCA Healthcare, Inc.	10	3,451
Humana, Inc.	6	1,573
IQVIA Holdings, Inc.(b)	9	1,396
Labcorp Holdings, Inc.	4	964
Molina Healthcare, Inc.(b)	3	981
Quest Diagnostics, Inc.	6	1,069
UnitedHealth Group, Inc.	49	20,160
		41,358

The accompanying notes are an integral part of these financial statements.

21

Innovator Equity Premium Income - Daily PutWrite ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Home Builders - 0.1%
DR Horton, Inc.	15	$1,895
Lennar Corp. - Class A	12	1,303
PulteGroup, Inc.	11	1,129
		4,327
Household Products/Wares - 0.1%
Avery Dennison Corp.	4	685
Church & Dwight Co., Inc.	13	1,291
Clorox Co.	7	996
Kimberly-Clark Corp.	18	2,372
		5,344
Insurance - 2.0%
Aflac, Inc.	27	2,934
Allstate Corp.	14	2,777
American International Group, Inc.	33	2,690
Aon PLC - Class A	10	3,548
Arch Capital Group Ltd.	19	1,723
Arthur J Gallagher & Co.	13	4,169
Berkshire Hathaway, Inc. - Class B(b)	70	37,327
Brown & Brown, Inc.	13	1,438
Chubb Ltd.	21	6,008
Cincinnati Financial Corp.	8	1,114
Erie Indemnity Co. - Class A	1	359
Everest Group Ltd.	2	718
Hartford Insurance Group, Inc.	15	1,840
Loews Corp.	10	868
Markel Group, Inc.(b)	1	1,819
Marsh & McLennan Cos., Inc.	26	5,862
MetLife, Inc.	31	2,336
Principal Financial Group, Inc.	12	890
Progressive Corp.	31	8,734
Prudential Financial, Inc.	19	1,951
Travelers Cos., Inc.	12	3,170
W R Berkley Corp.	16	1,147
Willis Towers Watson PLC	5	1,539
		94,961
Internet - 6.7%
Airbnb, Inc. - Class A(b)	22	2,682
Alphabet, Inc. - Class A	309	49,069
Alphabet, Inc. - Class C	274	44,084
Amazon.com, Inc.(b)	498	91,841
Booking Holdings, Inc.	2	10,198
CDW Corp./DE	7	1,124
Coupang, Inc.(b)	59	1,379
DoorDash, Inc. - Class A(b)	17	3,279

The accompanying notes are an integral part of these financial statements.

22

Innovator Equity Premium Income - Daily PutWrite ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Internet - (Continued)
eBay, Inc.	25	$1,704
Expedia Group, Inc.	6	942
GoDaddy, Inc. - Class A(b)	7	1,318
MercadoLibre, Inc.(b)	2	4,662
Meta Platforms, Inc. - Class A	115	63,135
Netflix, Inc.(b)	22	24,898
Palo Alto Networks, Inc.(b)	34	6,356
Pinterest, Inc. - Class A(b)	31	785
Reddit, Inc. - Class A(b)	5	583
Robinhood Markets, Inc. - Class A(b)	27	1,326
Snap, Inc. - Class A(b)	56	446
Spotify Technology SA(b)	8	4,912
Uber Technologies, Inc.(b)	108	8,749
VeriSign, Inc.(b)	4	1,128
		324,600
Iron/Steel - 0.1%
Nucor Corp.	12	1,432
Reliance, Inc.	3	865
Steel Dynamics, Inc.	8	1,038
		3,335
Leisure Time - 0.1%
Carnival Corp.(b)	55	1,008
Royal Caribbean Cruises Ltd.	13	2,794
		3,802
Lodging - 0.1%
Hilton Worldwide Holdings, Inc.	13	2,931
Las Vegas Sands Corp.	18	660
Marriott International, Inc./MD - Class A	12	2,863
		6,454
Machinery-Construction & Mining - 0.3%
Caterpillar, Inc.	26	8,041
GE Vernova, Inc.	15	5,562
Vertiv Holdings Co. - Class A	18	1,537
		15,140
Machinery-Diversified - 0.3%
Deere & Co.	13	6,026
Dover Corp.	7	1,195
IDEX Corp.	4	696
Ingersoll Rand, Inc.	21	1,584
Otis Worldwide Corp.	21	2,022
Rockwell Automation, Inc.	6	1,486
Westinghouse Air Brake Technologies Corp.	9	1,663
Xylem, Inc./NY	13	1,567
		16,239

The accompanying notes are an integral part of these financial statements.

23

Innovator Equity Premium Income - Daily PutWrite ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Media - 0.4%
Charter Communications, Inc. - Class A(b)	5	$1,959
Comcast Corp. - Class A	201	6,874
FactSet Research Systems, Inc.	2	864
Fox Corp. - Class A	12	598
Fox Corp. - Class B	7	324
Walt Disney Co.	96	8,731
Warner Bros Discovery, Inc.(b)	119	1,032
		20,382
Mining - 0.1%
Freeport-McMoRan, Inc.	76	2,738
Newmont Corp.	60	3,161
Southern Copper Corp.	5	448
		6,347
Miscellaneous Manufacturing - 0.3%
3M Co.	29	4,028
Axon Enterprise, Inc.(b)	4	2,453
Carlisle Cos., Inc.	2	759
Illinois Tool Works, Inc.	16	3,839
Parker-Hannifin Corp.	7	4,236
Teledyne Technologies, Inc.(b)	2	932
		16,247
Office-Business Equipment - 0.0%(a)
Zebra Technologies Corp. - Class A(b)	3	751
Oil & Gas - 1.3%
Chevron Corp.	89	12,109
ConocoPhillips	69	6,149
Coterra Energy, Inc.	39	958
Devon Energy Corp.	35	1,064
Diamondback Energy, Inc.	10	1,320
EOG Resources, Inc.	30	3,310
EQT Corp.	30	1,483
Expand Energy Corp.	11	1,143
Exxon Mobil Corp.	233	24,612
Hess Corp.	15	1,936
Marathon Petroleum Corp.	17	2,336
Occidental Petroleum Corp.	39	1,537
Phillips 66	22	2,289
Texas Pacific Land Corp.	1	1,289
Valero Energy Corp.	17	1,974
		63,509

The accompanying notes are an integral part of these financial statements.

24

Innovator Equity Premium Income - Daily PutWrite ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Oil & Gas Services - 0.1%
Baker Hughes Co.	52	$1,841
Halliburton Co.	46	911
Schlumberger NV	75	2,494
		5,246
Packaging & Containers - 0.1%
Amcor PLC	76	699
Ball Corp.	16	831
Packaging Corp. of America	5	928
Smurfit WestRock PLC	27	1,135
		3,593
Pharmaceuticals - 2.6%
AbbVie, Inc.	94	18,339
Becton Dickinson & Co.	15	3,106
Bristol-Myers Squibb Co.	108	5,422
Cardinal Health, Inc.	13	1,837
Cencora, Inc.	9	2,634
CVS Health Corp.	67	4,470
Dexcom, Inc.(b)	21	1,499
Eli Lilly & Co.	45	40,453
Johnson & Johnson	128	20,008
McKesson Corp.	7	4,989
Merck & Co., Inc.	134	11,417
Pfizer, Inc.	301	7,347
Viatris, Inc.	63	530
Zoetis, Inc.	24	3,754
		125,805
Pipelines - 0.3%
Cheniere Energy, Inc.	12	2,773
Kinder Morgan, Inc.	103	2,709
ONEOK, Inc.	31	2,547
Targa Resources Corp.	11	1,880
Williams Cos., Inc.	65	3,807
		13,716
Private Equity - 0.2%
Blackstone, Inc.	38	5,005
KKR & Co., Inc.	36	4,114
		9,119
Real Estate - 0.1%
CBRE Group, Inc. - Class A(b)	16	1,955
CoStar Group, Inc.(b)	22	1,632
		3,587

The accompanying notes are an integral part of these financial statements.

25

Innovator Equity Premium Income - Daily PutWrite ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Retail - 2.6%
AutoZone, Inc.(b)	1	$3,763
Best Buy Co., Inc.	10	667
Carvana Co.(b)	6	1,466
Chipotle Mexican Grill, Inc.(b)	72	3,637
Costco Wholesale Corp.	24	23,868
Darden Restaurants, Inc.	6	1,204
Dollar General Corp.	12	1,124
Dollar Tree, Inc.(b)	11	899
Ferguson Enterprises, Inc.	10	1,696
Genuine Parts Co.	7	823
Home Depot, Inc.	53	19,106
Lowe’s Cos., Inc.	30	6,707
Lululemon Athletica, Inc.(b)	6	1,625
McDonald’s Corp.	38	12,147
O’Reilly Automotive, Inc.(b)	3	4,245
Ross Stores, Inc.	17	2,363
Starbucks Corp.	59	4,723
Target Corp.	24	2,321
TJX Cos., Inc.	60	7,721
Tractor Supply Co.	28	1,417
Ulta Beauty, Inc.(b)	2	791
Walmart, Inc.	232	22,562
Williams-Sonoma, Inc.	6	927
Yum! Brands, Inc.	15	2,257
		128,059
Semiconductors - 5.1%
Advanced Micro Devices, Inc.(b)	85	8,275
Analog Devices, Inc.	26	5,068
Applied Materials, Inc.	43	6,481
Astera Labs, Inc.(b)	6	392
Broadcom, Inc.	244	46,963
Entegris, Inc.	8	633
GLOBALFOUNDRIES, Inc.(b)	4	140
Intel Corp.	229	4,603
KLA Corp.	7	4,919
Lam Research Corp.	68	4,874
Marvell Technology, Inc.	46	2,685
Microchip Technology, Inc.	28	1,290
Micron Technology, Inc.	59	4,540
Monolithic Power Systems, Inc.	2	1,186
NVIDIA Corp.	1,248	135,932
ON Semiconductor Corp.(b)	23	913
QUALCOMM, Inc.	59	8,759

The accompanying notes are an integral part of these financial statements.

26

Innovator Equity Premium Income - Daily PutWrite ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Semiconductors - (Continued)
Skyworks Solutions, Inc.	8	$514
Teradyne, Inc.	9	668
Texas Instruments, Inc.	48	7,682
		246,517
Software - 5.9%
Adobe, Inc.(b)	23	8,625
Akamai Technologies, Inc.(b)	8	645
ANSYS, Inc.(b)	5	1,609
AppLovin Corp. - Class A(b)	12	3,232
Atlassian Corp. - Class A(b)	9	2,055
Autodesk, Inc.(b)	11	3,017
Bentley Systems, Inc. - Class B	9	387
Broadridge Financial Solutions, Inc.	6	1,454
Cadence Design Systems, Inc.(b)	14	4,168
Cloudflare, Inc. - Class A(b)	16	1,932
Datadog, Inc. - Class A(b)	16	1,635
Electronic Arts, Inc.	13	1,886
Fair Isaac Corp.(b)	1	1,990
Fidelity National Information Services, Inc.	29	2,288
Fiserv, Inc.(b)	30	5,537
HubSpot, Inc.(b)	3	1,834
Intuit, Inc.	14	8,785
Microsoft Corp.	389	153,756
MicroStrategy, Inc. - Class A(b)	12	4,561
MongoDB, Inc.(b)	4	689
MSCI, Inc.	4	2,180
Oracle Corp.	86	12,102
Palantir Technologies, Inc. - Class A(b)	107	12,673
Paychex, Inc.	17	2,501
PTC, Inc.(b)	6	930
ROBLOX Corp. - Class A(b)	27	1,810
Roper Technologies, Inc.	6	3,360
Salesforce, Inc.	49	13,167
Samsara, Inc. - Class A(b)	14	555
ServiceNow, Inc.(b)	11	10,505
Snowflake, Inc. - Class A(b)	17	2,711
SS&C Technologies Holdings, Inc.	11	832
Synopsys, Inc.(b)	8	3,672
Take-Two Interactive Software, Inc.(b)	9	2,100
Tyler Technologies, Inc.(b)	2	1,087
Veeva Systems, Inc. - Class A(b)	8	1,869
Workday, Inc. - Class A(b)	11	2,695
Zoom Communications, Inc.(b)	14	1,086
		285,920

The accompanying notes are an integral part of these financial statements.

27

Innovator Equity Premium Income - Daily PutWrite ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Telecommunications - 1.0%
Arista Networks, Inc.(b)	55	$4,525
AT&T, Inc.	380	10,526
Cisco Systems, Inc.	211	12,181
Corning, Inc.	41	1,820
Motorola Solutions, Inc.	9	3,963
T-Mobile US, Inc.	26	6,421
Verizon Communications, Inc.	223	9,825
		49,261
Transportation - 0.4%
CSX Corp.	102	2,863
Expeditors International of Washington, Inc.	7	769
FedEx Corp.	12	2,524
JB Hunt Transport Services, Inc.	4	522
Norfolk Southern Corp.	12	2,689
Old Dominion Freight Line, Inc.	10	1,533
Union Pacific Corp.	32	6,901
United Parcel Service, Inc. - Class B	39	3,717
		21,518
Water - 0.0%(a)
American Water Works Co., Inc.	10	1,470
TOTAL COMMON STOCKS (Cost $2,511,070)		2,476,169

	Par
CORPORATE BONDS - 18.6%
Diversified Financial Services - 18.6%
GS Finance Corp., 0.00%, 04/16/2026(b)(c)(d)	$1,000,000	905,600
TOTAL CORPORATE BONDS (Cost $894,529)		905,600

	Shares
REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.0%
REITS - 1.0%
Alexandria Real Estate Equities, Inc.	8	581
American Tower Corp.	25	5,635
AvalonBay Communities, Inc.	8	1,680
BXP, Inc.	8	510
Crown Castle, Inc.	23	2,433
Digital Realty Trust, Inc.	18	2,890
Equinix, Inc.	5	4,304
Equity Residential	18	1,265
Essex Property Trust, Inc.	3	837
Extra Space Storage, Inc.	11	1,612

The accompanying notes are an integral part of these financial statements.

28

Innovator Equity Premium Income - Daily PutWrite ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - COMMON - (Continued)
REITS - (Continued)
Healthpeak Properties, Inc.	37	$660
Invitation Homes, Inc.	30	1,026
Iron Mountain, Inc.	15	1,345
Mid-America Apartment Communities, Inc.	6	958
Millrose Properties, Inc.(b)	6	150
Prologis, Inc.	49	5,008
Public Storage	8	2,403
Realty Income Corp.	46	2,662
SBA Communications Corp.	6	1,460
Simon Property Group, Inc.	17	2,675
Sun Communities, Inc.	7	871
Ventas, Inc.	22	1,542
VICI Properties, Inc.	56	1,793
Welltower, Inc.	33	5,035
Weyerhaeuser Co.	38	985
		50,320
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $50,237)		50,320

	Par
SHORT-TERM INVESTMENTS - 29.3%
U.S. Treasury Bills - 29.3%
0.00%, 05/27/2025(b)(d)	$1,437,000	1,432,619
TOTAL SHORT-TERM INVESTMENTS (Cost $1,432,618)		1,432,619
TOTAL INVESTMENTS - 99.7% (Cost $4,888,454)		$4,864,708
Money Market Deposit Account - 4.4%(e)		212,838
Liabilities in Excess of Other Assets - (4.1)%		(199,476)
TOTAL NET ASSETS - 100.0%		$4,878,070

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $905,600 or 18.6% of net assets as of April 30, 2025.

(d)	Zero coupon bonds make no periodic interest payments.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

29

Innovator Equity Premium Income - Daily PutWrite ETF
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.0)%
Put Options - (0.0)%(a)
S&P 500 Mini IndexCounterparty; Expiration: 05/01/2025; Exercise Price: $536.00	$(1,113,820)	(20)	$(140)
TOTAL WRITTEN OPTIONS (Premiums received $421)			$(140)

Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Common Stocks	$2,476,169	50.8%
Corporate Bonds	905,600	18.6
Real Estate Investment Trusts - Common	50,320	1.0
Written Options	(140)	0.0
U.S. Treasury Bills	1,432,619	29.3
Money Market Deposit Account	212,838	4.4
Liabilities in Excess of Other Assets	(199,336)	(4.1)
	$4,878,070	100.0%

The accompanying notes are an integral part of these financial statements.

30

Innovator Gradient Tactical Rotation Strategy ETF
Schedule of Investments
April 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.0%
Aerospace/Defense - 5.0%
General Dynamics Corp.	2,893	$787,243
L3Harris Technologies, Inc.	3,318	730,026
Lockheed Martin Corp.	1,510	721,402
Northrop Grumman Corp.	1,559	758,454
RTX Corp.	5,659	713,770
		3,710,895
Agriculture - 1.0%
Altria Group, Inc.	12,883	762,029
Banks - 0.9%
Bank of New York Mellon Corp.	7,938	638,295
Beverages - 3.4%
Coca-Cola Co.	13,944	1,011,637
Keurig Dr Pepper, Inc.	23,314	806,432
PepsiCo, Inc.	5,252	712,066
		2,530,135
Chemicals - 3.6%
Ecolab, Inc.	2,573	646,929
Linde PLC	1,918	869,295
LyondellBasell Industries NV - Class A(a)	8,901	518,127
PPG Industries, Inc.	5,889	641,077
		2,675,428
Commercial Services - 3.0%
Automatic Data Processing, Inc.	2,745	825,147
S&P Global, Inc.	1,495	747,575
Verisk Analytics, Inc.	2,282	676,453
		2,249,175
Computers - 0.7%
Cognizant Technology Solutions Corp. - Class A(a)	7,405	544,786
Cosmetics/Personal Care - 2.3%
Colgate-Palmolive Co.	9,244	852,204
Procter & Gamble Co.	5,072	824,555
		1,676,759
Diversified Financial Services - 6.1%
Blackrock, Inc.	711	650,039
CME Group, Inc.	3,160	875,573
Intercontinental Exchange, Inc.	4,662	783,076
Mastercard, Inc. - Class A	1,382	757,419
Nasdaq, Inc.	8,781	669,200
Visa, Inc. - Class A(a)	2,178	752,499
		4,487,806

The accompanying notes are an integral part of these financial statements.

31

Innovator Gradient Tactical Rotation Strategy ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Electric - 15.2%
Alliant Energy Corp.	11,847	$723,141
Ameren Corp.	7,535	747,773
American Electric Power Co., Inc.	6,782	734,762
CMS Energy Corp.	11,420	841,083
Consolidated Edison, Inc.	7,885	889,034
DTE Energy Co.	5,676	777,612
Duke Energy Corp.	6,761	824,977
Evergy, Inc.	12,561	867,965
Exelon Corp.	16,448	771,411
FirstEnergy Corp.	20,567	881,913
Pinnacle West Capital Corp.	8,120	772,862
PPL Corp.(a)	22,947	837,565
Southern Co.	8,419	773,622
WEC Energy Group, Inc.(a)	7,390	809,353
		11,253,073
Electronics - 1.0%
Honeywell International, Inc.	3,527	742,433
Environmental Control - 3.1%
Republic Services, Inc.	3,876	971,907
Veralto Corp.	6,891	660,847
Waste Management, Inc.	2,983	696,113
		2,328,867
Food - 2.9%
General Mills, Inc.	11,612	658,865
Mondelez International, Inc. - Class A	11,995	817,219
Sysco Corp.	9,742	695,579
		2,171,663
Gas - 2.3%
Atmos Energy Corp.(a)	5,745	922,819
NiSource, Inc.(a)	20,532	803,007
		1,725,826
Healthcare-Products - 4.6%
Abbott Laboratories	5,232	684,084
Boston Scientific Corp.(b)	7,127	733,155
Hologic, Inc.(b)	11,526	670,813
Medtronic PLC	7,671	650,194
Stryker Corp.	1,750	654,360
		3,392,606
Household Products/Wares - 2.9%
Avery Dennison Corp.	3,833	655,865
Church & Dwight Co., Inc.	7,268	722,003
Kimberly-Clark Corp.	5,548	731,115
		2,108,983

The accompanying notes are an integral part of these financial statements.

32

Innovator Gradient Tactical Rotation Strategy ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Insurance - 9.3%
Aon PLC - Class A	1,732	$614,496
Arthur J Gallagher & Co.	2,295	735,984
Assurant, Inc.	3,156	608,287
Berkshire Hathaway, Inc. - Class B(b)	1,873	998,777
Brown & Brown, Inc.	6,902	763,361
Chubb Ltd.	2,721	778,424
Loews Corp.	9,028	783,901
Marsh & McLennan Cos., Inc.	4,135	932,319
Willis Towers Watson PLC	2,295	706,401
		6,921,950
Internet - 1.1%
VeriSign, Inc.(b)	3,005	847,771
Lodging - 0.8%
Hilton Worldwide Holdings, Inc.	2,547	574,297
Machinery-Diversified - 1.0%
Otis Worldwide Corp.	7,326	705,274
Miscellaneous Manufacturing - 1.0%
Illinois Tool Works, Inc.(a)	3,227	774,190
Oil & Gas - 1.7%
Chevron Corp.(a)	4,375	595,263
Exxon Mobil Corp.	6,332	668,849
		1,264,112
Pharmaceuticals - 3.1%
Becton Dickinson & Co.	3,243	671,593
Cencora, Inc.	2,914	852,840
Johnson & Johnson	5,152	805,309
		2,329,742
Retail - 6.0%
Costco Wholesale Corp.	651	647,419
McDonald’s Corp.	2,379	760,447
O’Reilly Automotive, Inc.(b)	524	741,565
TJX Cos., Inc.	6,169	793,827
Walmart, Inc.	7,068	687,363
Yum! Brands, Inc.	5,359	806,208
		4,436,829
Software - 5.6%
Broadridge Financial Solutions, Inc.	2,928	709,747
Fidelity National Information Services, Inc.	8,988	708,974
Fiserv, Inc.(b)	3,142	579,919

The accompanying notes are an integral part of these financial statements.

33

Innovator Gradient Tactical Rotation Strategy ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software - (Continued)
Jack Henry & Associates, Inc.	4,361	$756,328
Paychex, Inc.	4,714	693,524
Roper Technologies, Inc.	1,242	695,619
		4,144,111
Telecommunications - 3.7%
Cisco Systems, Inc.	11,172	644,960
Motorola Solutions, Inc.	1,597	703,303
T-Mobile US, Inc.	2,725	672,939
Verizon Communications, Inc.	16,195	713,552
		2,734,754
Transportation - 1.7%
Expeditors International of Washington, Inc.	5,981	657,372
Union Pacific Corp.	2,649	571,283
		1,228,655
TOTAL COMMON STOCKS (Cost $69,633,285)		68,960,444
REAL ESTATE INVESTMENT TRUSTS - COMMON - 6.6%
REITS - 6.6%
AvalonBay Communities, Inc.	3,230	678,235
Federal Realty Investment Trust	6,413	602,950
Realty Income Corp.(a)	13,647	789,616
Regency Centers Corp.	9,990	721,078
UDR, Inc.	15,817	662,416
VICI Properties, Inc.	22,540	721,731
Welltower, Inc.	4,673	713,053
		4,889,079
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $5,096,308)		4,889,079
	Units
SHORT-TERM INVESTMENTS - 8.0%
Investments Purchased with Proceeds from Securities Lending - 8.0%
Mount Vernon Liquid Assets Portfolio, LLC, 4.47%(c)	5,876,581	5,876,581
TOTAL SHORT-TERM INVESTMENTS (Cost $5,876,581)		5,876,581
TOTAL INVESTMENTS - 107.6% (Cost $80,606,174)		$79,726,104
Money Market Deposit Account - 0.2%(d)		167,702
Liabilities in Excess of Other Assets - (7.8)%		(5,756,572)
TOTAL NET ASSETS - 100.0%		$74,137,234

The accompanying notes are an integral part of these financial statements.

34

Innovator Gradient Tactical Rotation Strategy ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	All or a portion of this security is on loan as of April 30, 2025. The fair value of these securities was $5,737,794 which represented 7.7% of net assets.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Common Stocks	$68,960,444	93.0%
Real Estate Investment Trusts - Common	4,889,079	6.6
Investments Purchased with Proceeds from Securities Lending	5,876,581	8.0
Money Market Deposit Account	167,702	0.2
Liabilities in Excess of Other Assets	(5,756,572)	(7.8)
	$74,137,234	100.0%

The accompanying notes are an integral part of these financial statements.

35

Innovator Hedged Nasdaq-100 ETF
Schedule of Investments
April 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Advertising - 0.2%
Trade Desk, Inc. - Class A(a)	296	$15,875
Auto Manufacturers - 3.2%
PACCAR, Inc.	344	31,032
Tesla, Inc.(a)	967	272,849
		303,881
Beverages - 2.3%
Coca-Cola Europacific Partners PLC	302	27,404
Keurig Dr Pepper, Inc.	888	30,716
Monster Beverage Corp.(a)	637	38,296
PepsiCo, Inc.	898	121,751
		218,167
Biotechnology - 3.4%
Amgen, Inc.	352	102,404
Biogen, Inc.(a)	96	11,624
Gilead Sciences, Inc.	816	86,936
Regeneron Pharmaceuticals, Inc.	70	41,913
Vertex Pharmaceuticals, Inc.(a)	168	85,596
		328,473
Chemicals - 1.5%
Linde PLC	310	140,501
Commercial Services - 2.1%
Automatic Data Processing, Inc.	266	79,960
Cintas Corp.	264	55,883
PayPal Holdings, Inc.(a)	648	42,664
Verisk Analytics, Inc.	92	27,272
		205,779
Computers - 10.6%
Apple, Inc.	3,999	849,787
Cognizant Technology Solutions Corp. - Class A(b)	324	23,837
Crowdstrike Holdings, Inc. - Class A(a)	153	65,617
Fortinet, Inc.(a)(b)	504	52,295
Zscaler, Inc.(a)	100	22,617
		1,014,153
Distribution/Wholesale - 0.7%
Copart, Inc.(a)	633	38,632
Fastenal Co.	376	30,445
		69,077
Electric - 1.5%
American Electric Power Co., Inc.	349	37,811
Constellation Energy Corp.	205	45,805

The accompanying notes are an integral part of these financial statements.

36

Innovator Hedged Nasdaq-100 ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Eletric - (Continued)
Exelon Corp.	658	$30,860
Xcel Energy, Inc.(b)	376	26,583
		141,059
Electronics - 0.9%
Honeywell International, Inc.	426	89,673
Food - 0.8%
Kraft Heinz Co.	783	22,786
Mondelez International, Inc. - Class A	847	57,706
		80,492
Healthcare-Products - 1.7%
GE HealthCare Technologies, Inc.	299	21,029
IDEXX Laboratories, Inc.(a)(b)	53	22,930
Intuitive Surgical, Inc.(a)	234	120,697
		164,656
Internet - 21.3%
Airbnb, Inc. - Class A(a)	283	34,503
Alphabet, Inc. - Class A	1,553	246,616
Alphabet, Inc. - Class C	1,463	235,382
Amazon.com, Inc.(a)	2,821	520,249
Booking Holdings, Inc.	21	107,085
CDW Corp./DE	87	13,969
DoorDash, Inc. - Class A(a)	258	49,766
MercadoLibre, Inc.(a)	33	76,918
Meta Platforms, Inc. - Class A(b)	583	320,067
Netflix, Inc.(a)	280	316,881
Palo Alto Networks, Inc.(a)(b)	434	81,128
PDD Holdings, Inc. - ADR(a)(b)	437	46,134
		2,048,698
Lodging - 0.5%
Marriott International, Inc./MD - Class A	181	43,183
Media - 1.4%
Charter Communications, Inc. - Class A(a)	93	36,443
Comcast Corp. - Class A	2,470	84,474
Warner Bros Discovery, Inc.(a)	1,608	13,941
		134,858
Miscellaneous Manufacturing - 0.3%
Axon Enterprise, Inc.(a)	50	30,665
Oil & Gas - 0.3%
Diamondback Energy, Inc.	190	25,082
Oil & Gas Services - 0.2%
Baker Hughes Co.	648	22,939

The accompanying notes are an integral part of these financial statements.

37

Innovator Hedged Nasdaq-100 ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Pharmaceuticals - 0.5%
AstraZeneca PLC - ADR(b)	381	$27,352
Dexcom, Inc.(a)	256	18,273
		45,625
Real Estate - 0.2%
CoStar Group, Inc.(a)	269	19,952
Retail - 4.7%
Costco Wholesale Corp.	291	289,399
Lululemon Athletica, Inc.(a)	76	20,579
O’Reilly Automotive, Inc.(a)	38	53,778
Ross Stores, Inc.	216	30,024
Starbucks Corp.	744	59,557
		453,337
Semiconductors - 20.2%
Advanced Micro Devices, Inc.(a)	1,061	103,288
Analog Devices, Inc.	325	63,349
Applied Materials, Inc.	532	80,178
ARM Holdings PLC - ADR(a)(b)	86	9,808
ASML Holding NV(b)	59	39,417
Broadcom, Inc.	2,064	397,258
GLOBALFOUNDRIES, Inc.(a)(b)	362	12,695
Intel Corp.	2,836	57,004
KLA Corp.	87	61,134
Lam Research Corp.	841	60,275
Marvell Technology, Inc.	567	33,096
Microchip Technology, Inc.	352	16,220
Micron Technology, Inc.	730	56,174
NVIDIA Corp.	6,495	707,435
NXP Semiconductors NV	166	30,595
ON Semiconductor Corp.(a)(b)	276	10,957
QUALCOMM, Inc.	724	107,485
Texas Instruments, Inc.	596	95,390
		1,941,758
Software - 17.3%
Adobe, Inc.(a)	285	106,869
ANSYS, Inc.(a)	57	18,347
AppLovin Corp. - Class A(a)	203	54,670
Atlassian Corp. - Class A(a)	107	24,429
Autodesk, Inc.(a)(b)	141	38,669
Cadence Design Systems, Inc.(a)(b)	180	53,593
Datadog, Inc. - Class A(a)	208	21,249
Electronic Arts, Inc.	171	24,811
Intuit, Inc.(b)	183	114,827
Microsoft Corp.	1,979	782,220
MicroStrategy, Inc. - Class A(a)	156	59,297

The accompanying notes are an integral part of these financial statements.

38

Innovator Hedged Nasdaq-100 ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software - (Continued)
MongoDB, Inc.(a)	49	$8,437
Palantir Technologies, Inc. - Class A(a)	1,473	174,462
Paychex, Inc.	236	34,720
Roper Technologies, Inc.	70	39,206
Synopsys, Inc.(a)	101	46,360
Take-Two Interactive Software, Inc.(a)	116	27,065
Workday, Inc. - Class A(a)	140	34,300
		1,663,531
Telecommunications - 3.5%
Cisco Systems, Inc.	2,605	150,387
T-Mobile US, Inc.	748	184,718
		335,105
Transportation - 0.6%
CSX Corp.	1,241	34,835
Old Dominion Freight Line, Inc.	139	21,306
		56,141
TOTAL COMMON STOCKS (Cost $9,951,974)		9,592,660

	Notional Amount	Contracts
PURCHASED OPTIONS - 2.0%(a)
Put Options - 2.0%
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $445.47(c)(d)(e)	$9,604,494	202	187,119
TOTAL PURCHASED OPTIONS (Cost $273,376)			187,119

	Units
SHORT-TERM INVESTMENTS - 6.5%
Investments Purchased with Proceeds from Securities Lending - 6.5%
Mount Vernon Liquid Assets Portfolio, LLC, 4.47%(f)	623,106	623,106
TOTAL SHORT-TERM INVESTMENTS (Cost $623,106)		623,106
TOTAL INVESTMENTS - 108.4% (Cost $10,848,456)		$10,402,885
Money Market Deposit Account - 0.1%(g)		13,967
Liabilities in Excess of Other Assets - (8.5)%		(814,214)
TOTAL NET ASSETS - 100.0%		$9,602,638

The accompanying notes are an integral part of these financial statements.

39

Innovator Hedged Nasdaq-100 ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2025. The fair value of these securities was $607,948 which represented 6.3% of net assets.
(c)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

40

INNOVATOR HEDGED NASDAQ-100 ETF
SCHEDULE OF WRITTEN OPTIONS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.0)%
Call Options - (1.4)%
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $506.53(a)(b)	$(9,604,494)	(202)	$(134,730)
Put Options - (0.6)%
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $398.58(a)(b)	(9,604,494)	(202)	(60,420)
TOTAL WRITTEN OPTIONS (Premiums received $247,231)			$(195,150)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Common Stocks	$9,592,660	99.9%
Purchased Options	187,119	2.0
Written Options	(195,150)	(2.0)
Money Market Deposit Account	13,967	0.1
Investments Purchased with Proceeds from Securities Lending	623,106	6.5
Liabilities in Excess of Other Assets	(619,064)	(6.5)
	$9,602,638	100.0%

The accompanying notes are an integral part of these financial statements.

41

Innovator IBD 50 ETF
Schedule of Investments
April 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Aerospace/Defense - 1.6%
Karman Holdings, Inc.(a)(b)	8,769	$313,492
Loar Holdings, Inc.(a)(b)	6,881	650,805
		964,297
Banks - 1.0%
ICICI Bank Ltd. - ADR	17,759	595,992
Biotechnology - 17.4%
ADMA Biologics, Inc.(a)(b)	95,164	2,264,903
ANI Pharmaceuticals, Inc.(a)	4,321	306,013
BeiGene Ltd. - ADR(a)(b)	7,115	1,848,548
Exelixis, Inc.(a)	32,128	1,257,811
Guardant Health, Inc.(a)	25,908	1,223,635
TG Therapeutics, Inc.(a)	44,885	2,042,717
Zai Lab Ltd. - ADR(a)	52,722	1,670,760
		10,614,387
Commercial Services - 3.5%
Stride, Inc.(a)(b)	14,758	2,099,326
Computers - 5.3%
Crowdstrike Holdings, Inc. - Class A(a)	3,064	1,314,058
Rubrik, Inc. - Class A(a)	18,027	1,271,444
Zscaler, Inc.(a)	2,945	666,071
		3,251,573
Distribution/Wholesale - 0.5%
Copart, Inc.(a)	4,835	295,080
Diversified Financial Services - 5.9%
Marex Group PLC	52,766	2,340,172
StoneX Group, Inc.(a)	14,103	1,249,032
		3,589,204
Food - 5.5%
Cal-Maine Foods, Inc.(b)	12,665	1,182,531
Sprouts Farmers Market, Inc.(a)	12,556	2,147,076
		3,329,607
Healthcare-Products - 1.0%
Boston Scientific Corp.(a)	5,976	614,751
Healthcare-Services - 1.2%
GeneDx Holdings Corp.(a)(b)	11,180	747,383
Insurance - 11.5%
Arthur J Gallagher & Co.	1,781	571,149
Brown & Brown, Inc.	4,999	552,889
Kinsale Capital Group, Inc.(b)	1,202	523,183
Palomar Holdings, Inc.(a)	11,661	1,691,078

The accompanying notes are an integral part of these financial statements.

42

Innovator IBD 50 ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Insurance - (Continued)
Root, Inc./OH - Class A(a)	14,010	$1,956,777
Skyward Specialty Insurance Group, Inc.(a)	32,309	1,715,285
		7,010,361
Internet - 3.6%
MakeMyTrip Ltd.(a)(b)	2,865	300,309
Netflix, Inc.(a)	1,690	1,912,607
		2,212,916
Leisure Time - 1.0%
Planet Fitness, Inc. - Class A(a)	6,092	576,242
Machinery-Construction & Mining - 3.7%
Argan, Inc.	14,629	2,240,139
Mining - 11.6%
Agnico Eagle Mines Ltd.	14,988	1,762,289
Alamos Gold, Inc. - Class A	63,622	1,814,499
Eldorado Gold Corp.(a)	62,030	1,168,645
Harmony Gold Mining Co. Ltd. - ADR	129,003	2,052,438
Newmont Corp.	5,564	293,111
		7,090,982
Miscellaneous Manufacturing - 3.6%
Axon Enterprise, Inc.(a)	3,585	2,198,680
Oil & Gas - 2.0%
Landbridge Co. LLC - Class A(b)	16,886	1,223,391
Pharmaceuticals - 4.2%
BellRing Brands, Inc.(a)	7,997	616,889
Rhythm Pharmaceuticals, Inc.(a)	29,621	1,930,993
		2,547,882
Pipelines - 0.5%
Transportadora de Gas del Sur SA - ADR(a)	11,068	281,459
Real Estate - 0.5%
KE Holdings, Inc. - ADR	14,001	284,220
Software - 12.8%
Alignment Healthcare, Inc.(a)	96,858	1,716,324
Clear Secure, Inc. - Class A(b)	11,472	283,129
Duolingo, Inc.(a)	5,589	2,176,804
Palantir Technologies, Inc. - Class A(a)	20,515	2,429,797
Paycom Software, Inc.	1,348	305,174
ROBLOX Corp. - Class A(a)	9,307	624,034
ServiceTitan, Inc. - Class A(a)(b)	2,445	282,666
		7,817,928

The accompanying notes are an integral part of these financial statements.

43

Innovator IBD 50 ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Water - 2.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR(a)(b)	59,831	$1,216,364
TOTAL COMMON STOCKS (Cost $55,864,195)		60,802,164
	Units
SHORT-TERM INVESTMENTS - 18.2%
Investments Purchased with Proceeds from Securities Lending - 18.2%
Mount Vernon Liquid Assets Portfolio, LLC, 4.47%(c)	11,101,038	11,101,038
TOTAL SHORT-TERM INVESTMENTS (Cost $11,101,038)		11,101,038
TOTAL INVESTMENTS - 118.1% (Cost $66,965,233)		$71,903,202
Money Market Deposit Account - 0.2%(d)		131,318
Liabilities in Excess of Other Assets - (18.3)%		(11,119,060)
TOTAL NET ASSETS - 100.0%		$60,915,460

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2025. The fair value of these securities was $10,254,251 which represented 16.8% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Common Stocks	$60,802,164	99.9%
Investments Purchased with Proceeds from Securities Lending	11,101,038	18.2
Money Market Deposit Account	131,318	0.2
Liabilities in Excess of Other Assets	(11,119,060)	(18.3)
	$60,915,460	100.0%

The accompanying notes are an integral part of these financial statements.

44

Innovator IBD Breakout Opportunities ETF
Schedule of Investments
April 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.2%
Aerospace/Defense - 3.9%
Howmet Aerospace, Inc.	203	$28,132
Kratos Defense & Security Solutions, Inc.(a)	5,145	173,824
Leonardo DRS, Inc.	1,540	56,918
Loar Holdings, Inc.(a)(b)	287	27,144
TransDigm Group, Inc.	126	178,047
		464,065
Agriculture - 0.5%
Fresh Del Monte Produce, Inc.	1,666	56,661
Auto Manufacturers - 1.5%
Ferrari NV	378	174,553
Banks - 9.7%
Banco Bilbao Vizcaya Argentaria SA - ADR	12,152	166,482
Credicorp Ltd.	588	118,888
Grupo Financiero Galicia SA - ADR	903	54,541
HDFC Bank Ltd. - ADR	2,394	174,020
HSBC Holdings PLC - ADR	3,087	173,119
ICICI Bank Ltd. - ADR	826	27,721
NatWest Group PLC - ADR(a)	4,473	57,791
Northpointe Bancshares, Inc.	14,371	197,601
Pathward Financial, Inc.	735	58,337
Stock Yards Bancorp, Inc.	1,540	112,097
		1,140,597
Beverages - 1.5%
Keurig Dr Pepper, Inc.	5,019	173,607
Biotechnology - 4.2%
ANI Pharmaceuticals, Inc.(a)	819	58,002
Exelixis, Inc.(a)	728	28,501
Guardant Health, Inc.(a)	4,179	197,374
Tarsus Pharmaceuticals, Inc.(a)	4,032	209,301
		493,178
Commercial Services - 6.4%
Adtalem Global Education, Inc.(a)	259	27,506
API Group Corp.(a)	3,073	116,252
Cintas Corp.	553	117,059
H&R Block, Inc.(b)	3,374	203,688
Laureate Education, Inc.(a)	5,838	117,169
RB Global, Inc.	1,162	117,013
Stride, Inc.(a)(b)	196	27,881
Universal Technical Institute, Inc.(a)	980	27,499
		754,067

The accompanying notes are an integral part of these financial statements.

45

Innovator IBD Breakout Opportunities ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Computers - 2.0%
Crowdstrike Holdings, Inc. - Class A(a)	63	$27,019
Fortinet, Inc.(a)	273	28,326
Rubrik, Inc. - Class A(a)	2,478	174,773
		230,118
Cosmetics/Personal Care - 1.7%
Unilever PLC - ADR	3,220	204,631
Distribution/Wholesale - 0.5%
Copart, Inc.(a)	945	57,673
Diversified Financial Services - 6.2%
Capital One Financial Corp.	630	113,564
Charles Schwab Corp.	2,527	205,698
Federated Hermes, Inc.	5,026	204,106
Mastercard, Inc. - Class A	217	118,929
Sprott, Inc.	1,099	57,708
Virtu Financial, Inc. - Class A	714	27,953
		727,958
Electric - 2.5%
Ameren Corp.	1,169	116,011
NRG Energy, Inc.	1,596	174,890
		290,901
Electronics - 4.0%
Allegion PLC	847	117,902
Badger Meter, Inc.	532	117,476
Itron, Inc.(a)	1,827	203,327
OSI Systems, Inc.(a)	140	28,664
		467,369
Entertainment - 3.2%
Liberty Media Corp.-Liberty Live - Class C(a)	2,786	199,227
TKO Group Holdings, Inc.	1,106	180,178
		379,405
Food - 1.0%
Cal-Maine Foods, Inc.(b)	287	26,797
Natural Grocers by Vitamin Cottage, Inc.	1,183	59,340
Sprouts Farmers Market, Inc.(a)	161	27,531
		113,668
Gas - 1.5%
NiSource, Inc.	4,375	171,106
Healthcare-Products - 6.1%
Boston Scientific Corp.(a)	273	28,083
Edwards Lifesciences Corp.(a)	2,653	200,275
Kestra Medical Technologies Ltd.(a)	8,323	200,251

The accompanying notes are an integral part of these financial statements.

46

Innovator IBD Breakout Opportunities ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Healthcare-Products - (Continued)
Lantheus Holdings, Inc.(a)	1,134	$118,322
ResMed, Inc.	735	173,894
		720,825
Healthcare-Services - 1.0%
Cigna Group	343	116,634
Home Furnishings - 1.7%
Somnigroup International, Inc.	3,318	202,597
Insurance - 1.7%
MGIC Investment Corp.	7,133	177,683
Skyward Specialty Insurance Group, Inc.(a)	525	27,872
		205,555
Internet - 4.9%
Booking Holdings, Inc.	14	71,390
Chewy, Inc. - Class A(a)	1,554	58,275
DoorDash, Inc. - Class A(a)	616	118,820
eBay, Inc.	1,701	115,940
MakeMyTrip Ltd.(a)	259	27,149
MercadoLibre, Inc.(a)	14	32,632
Spotify Technology SA(a)	42	25,787
Uber Technologies, Inc.(a)	1,484	120,219
		570,212
Iron/Steel - 0.5%
Carpenter Technology Corp.	294	57,509
Leisure Time - 1.4%
Life Time Group Holdings, Inc.(a)	5,544	169,979
Machinery-Diversified - 1.7%
Mueller Water Products, Inc. - Class A	7,700	202,048
Mining - 1.5%
Agnico Eagle Mines Ltd.(b)	973	114,405
Wheaton Precious Metals Corp.(b)	707	59,049
		173,454
Miscellaneous Manufacturing - 0.3%
Axon Enterprise, Inc.(a)	49	30,052
Multi-National - 0.5%
Banco Latinoamericano de Comercio Exterior SA	1,477	56,569
Pharmaceuticals - 4.7%
BellRing Brands, Inc.(a)	2,303	177,654
Eli Lilly & Co.	63	56,634

The accompanying notes are an integral part of these financial statements.

47

Innovator IBD Breakout Opportunities ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Pharmaceuticals - (Continued)
Novartis AG - ADR	1,029	$116,781
Rhythm Pharmaceuticals, Inc.(a)	3,164	206,261
		557,330
Pipelines - 3.5%
Cheniere Energy, Inc.	868	200,603
Golar LNG Ltd.	4,998	212,440
		413,043
Retail - 4.7%
Cheesecake Factory, Inc.	1,148	57,825
FirstCash Holdings, Inc.	875	117,215
PriceSmart, Inc.(b)	1,729	175,476
Walmart, Inc.	2,121	206,267
		556,783
Software - 8.2%
Duolingo, Inc.(a)	154	59,980
Fidelity National Information Services, Inc.	2,184	172,274
Guidewire Software, Inc.(a)	1,022	209,275
Intuit, Inc.	280	175,691
NetEase, Inc. - ADR	546	58,455
Paycom Software, Inc.	119	26,940
ROBLOX Corp. - Class A(a)	2,597	174,129
SAP SE - ADR	210	61,360
Veeva Systems, Inc. - Class A(a)	119	27,809
		965,913
Water - 0.5%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR(a)(b)	2,835	57,636
TOTAL COMMON STOCKS (Cost $10,801,494)		10,955,696
REAL ESTATE INVESTMENT TRUSTS - COMMON - 6.1%
Commercial Services - 1.7%
GEO Group, Inc.(a)	6,594	206,261
REITS - 4.4%
CareTrust REIT, Inc.	4,095	119,861
Invitation Homes, Inc.	5,117	174,950
SBA Communications Corp.	910	221,494
		516,305
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $702,561)		722,566

The accompanying notes are an integral part of these financial statements.

48

Innovator IBD Breakout Opportunities ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Units	Value
SHORT-TERM INVESTMENTS - 5.3%
Investments Purchased with Proceeds from Securities Lending - 5.3%
Mount Vernon Liquid Assets Portfolio, LLC, 4.47%(c)	618,156	$618,156
TOTAL SHORT-TERM INVESTMENTS (Cost $618,156)		618,156
TOTAL INVESTMENTS - 104.6% (Cost $12,122,211)		$12,296,418
Money Market Deposit Account - 0.6%(d)		75,665
Liabilities in Excess of Other Assets - (5.2)%		(611,957)
TOTAL NET ASSETS - 100.0%		$11,760,126

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2025. The fair value of these securities was $604,982 which represented 5.1% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Common Stocks	$10,955,696	93.2%
Real Estate Investment Trusts - Common	722,566	6.1
Investments Purchased with Proceeds from Securities Lending	618,156	5.3
Money Market Deposit Account	75,665	0.6
Liabilities in Excess of Other Assets	(611,957)	(5.2)
	$11,760,126	100.0%

The accompanying notes are an integral part of these financial statements.

49

Innovator Laddered Allocation Buffer ETF
Schedule of Investments
April 30, 2025 (Unaudited)

	Shares	Value
AFFILIATED EXCHANGE TRADED FUNDS - 99.8%
Innovator U.S. Equity Buffer ETF - January(a)(b)	369,781	$17,128,256
Innovator U.S. Equity Buffer ETF - February(a)(b)	415,615	17,160,660
Innovator U.S. Equity Buffer ETF - March(a)(b)	378,795	17,125,322
Innovator U.S. Equity Buffer ETF - April(a)(b)	405,497	17,116,028
Innovator U.S. Equity Buffer ETF - May(a)(b)	435,671	17,182,821
Innovator U.S. Equity Buffer ETF - June(a)(b)	425,192	17,062,955
Innovator U.S. Equity Buffer ETF - July(a)(b)	398,538	17,112,743
Innovator U.S. Equity Buffer ETF - August(a)(b)	406,037	17,132,366
Innovator U.S. Equity Buffer ETF - September(a)(b)	412,100	17,138,168
Innovator U.S. Equity Buffer ETF - October(a)(b)	409,566	17,138,576
Innovator U.S. Equity Buffer ETF - November(a)(b)	450,595	17,149,781
Innovator U.S. Equity Buffer ETF - December(a)(b)	411,863	17,129,382
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $191,461,648)		205,577,058
TOTAL INVESTMENTS - 99.8% (Cost $191,461,648)		$205,577,058
Money Market Deposit Account - 0.2%(c)		422,249
Liabilities in Excess of Other Assets - (0.0)%(d)		(10,819)
TOTAL NET ASSETS - 100.0%		$205,988,488

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Affiliated security as defined by the Investment Company Act of 1940.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

(d)	Represents less than 0.05% of net assets.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Affiliated Exchange Traded Funds	$205,577,058	99.8%
Money Market Deposit Account	422,249	0.2
Liabilities in Excess of Other Assets	(10,819)	0.0(a)
	$205,988,488	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

50

Innovator Laddered Allocation Power Buffer ETF
Schedule of Investments
April 30, 2025 (Unaudited)

	Shares	Value
AFFILIATED EXCHANGE TRADED FUNDS - 99.8%
Innovator U.S. Equity Power Buffer ETF - January(a)(b)(c)	1,166,112	$48,183,748
Innovator U.S. Equity Power Buffer ETF - February(a)(c)	1,347,819	48,103,660
Innovator U.S. Equity Power Buffer ETF - March(a)(c)	1,210,653	48,062,924
Innovator U.S. Equity Power Buffer ETF - April(a)(b)(c)	1,355,944	48,068,215
Innovator U.S. Equity Power Buffer ETF - May(a)(b)(c)	1,350,903	48,456,891
Innovator U.S. Equity Power Buffer ETF - June(a)(c)	1,304,988	47,932,209
Innovator U.S. Equity Power Buffer ETF - July(a)(b)(c)	1,197,757	47,970,168
Innovator U.S. Equity Power Buffer ETF - August(a)(b)(c)	1,273,666	48,061,787
Innovator U.S. Equity Power Buffer ETF - September(a)(c)	1,252,721	47,979,214
Innovator U.S. Equity Power Buffer ETF - October(a)(c)	1,240,871	48,058,934
Innovator U.S. Equity Power Buffer ETF - November(a)(c)	1,296,036	48,108,856
Innovator U.S. Equity Power Buffer ETF - December(a)(c)	1,280,921	47,970,491
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $535,881,972)		576,957,097
	Units
SHORT-TERM INVESTMENTS - 1.0%
Investments Purchased with Proceeds from Securities Lending - 1.0%
Mount Vernon Liquid Assets Portfolio, LLC, 4.47%(d)	5,913,425	5,913,425
TOTAL SHORT-TERM INVESTMENTS (Cost $5,913,425)		5,913,425
TOTAL INVESTMENTS - 100.8% (Cost $541,795,397)		$582,870,522
Money Market Deposit Account - 0.2%(e)		1,097,201
Liabilities in Excess of Other Assets - (1.0)%		(5,936,883)
TOTAL NET ASSETS - 100.0%		$578,030,840

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2025. The fair value of these securities was $5,785,397 which represented 1.0% of net assets.
(c)	Affiliated security as defined by the Investment Company Act of 1940.
(d)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Affiliated Exchange Traded Funds	$576,957,097	99.8%
Investments Purchased with Proceeds from Securities Lending	5,913,425	1.0
Money Market Deposit Account	1,097,201	0.2
Liabilities in Excess of Other Assets	(5,936,883)	(1.0)
	$578,030,840	100.0%

The accompanying notes are an integral part of these financial statements.

51

Innovator Nasdaq-100 Managed Floor ETF
Schedule of Investments
April 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.8%
Auto Manufacturers - 3.0%
Tesla, Inc.(a)	30,166	$8,511,639
Beverages - 2.4%
Coca-Cola Europacific Partners PLC	39,820	3,613,267
Keurig Dr Pepper, Inc.	89,711	3,103,103
		6,716,370
Biotechnology - 3.9%
Amgen, Inc.	18,106	5,267,398
Gilead Sciences, Inc.	54,717	5,829,549
		11,096,947
Commercial Services - 2.1%
PayPal Holdings, Inc.(a)	35,937	2,366,092
Verisk Analytics, Inc.	12,542	3,717,825
		6,083,917
Computers - 8.8%
Apple, Inc.	117,775	25,027,188
Distribution/Wholesale - 2.7%
Copart, Inc.(a)	68,406	4,174,818
Fastenal Co.	41,934	3,395,396
		7,570,214
Electric - 1.6%
Xcel Energy, Inc.(b)	62,571	4,423,770
Food - 0.6%
Kraft Heinz Co.	64,421	1,874,651
Healthcare-Products - 1.6%
GE HealthCare Technologies, Inc.	29,796	2,095,553
IDEXX Laboratories, Inc.(a)(b)	5,450	2,357,942
		4,453,495
Internet - 20.2%
Alphabet, Inc. - Class A	47,464	7,537,283
Alphabet, Inc. - Class C	44,369	7,138,528
Amazon.com, Inc.(a)	91,994	16,965,534
CDW Corp./DE	9,522	1,528,852
Meta Platforms, Inc. - Class A	19,716	10,824,084
Netflix, Inc.(a)	9,554	10,812,453
PDD Holdings, Inc. - ADR(a)(b)	21,198	2,237,873
		57,044,607
Lodging - 1.4%
Marriott International, Inc./MD - Class A	16,246	3,875,971
Oil & Gas - 0.8%
Diamondback Energy, Inc.	17,330	2,287,733

The accompanying notes are an integral part of these financial statements.

52

Innovator Nasdaq-100 Managed Floor ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Retail - 4.9%
Costco Wholesale Corp.	10,634	$10,575,513
Ross Stores, Inc.	23,951	3,329,189
		13,904,702
Semiconductors - 20.0%
Advanced Micro Devices, Inc.(a)	45,008	4,381,529
ARM Holdings PLC - ADR(a)(b)	7,501	855,489
ASML Holding NV	4,260	2,846,021
Broadcom, Inc.	71,831	13,825,312
Intel Corp.	183,610	3,690,561
Lam Research Corp.	60,982	4,370,580
Marvell Technology, Inc.	22,670	1,323,248
Microchip Technology, Inc.	19,503	898,698
NVIDIA Corp.	187,764	20,451,255
NXP Semiconductors NV	9,424	1,736,937
ON Semiconductor Corp.(a)(b)	53,408	2,120,298
		56,499,928
Software - 17.2%
AppLovin Corp. - Class A(a)	7,084	1,907,792
Autodesk, Inc.(a)(b)	13,736	3,767,098
Datadog, Inc. - Class A(a)	18,458	1,885,669
Electronic Arts, Inc.	19,422	2,817,938
Microsoft Corp.	61,429	24,280,426
MongoDB, Inc.(a)	4,739	815,914
Palantir Technologies, Inc. - Class A(a)	44,690	5,293,084
Take-Two Interactive Software, Inc.(a)	18,785	4,382,916
Workday, Inc. - Class A(a)	14,198	3,478,510
		48,629,347
Telecommunications - 2.6%
T-Mobile US, Inc.	29,937	7,392,942
TOTAL COMMON STOCKS (Cost $253,056,595)		265,393,421

The accompanying notes are an integral part of these financial statements.

53

Innovator Nasdaq-100 Managed Floor ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 4.0%(a)
Put Options - 4.0%
Invesco QQQ Trust Series 1(c)(d)(e)
Expiration: 06/30/2025; Exercise Price: $430.00	$68,800,509	1,447	$866,753
Expiration: 09/30/2025; Exercise Price: $435.00	67,516,740	1,420	2,431,040
Expiration: 12/31/2025; Exercise Price: $460.00	72,889,551	1,533	4,599,000
Expiration: 03/31/2026; Exercise Price: $420.00	72,271,440	1,520	3,304,480
TOTAL PURCHASED OPTIONS (Cost $10,382,772)			11,201,273

	Units	Value
SHORT-TERM INVESTMENTS - 2.6%
Investments Purchased with Proceeds from Securities Lending - 2.6%
Mount Vernon Liquid Assets Portfolio, LLC, 4.47%(f)	7,411,345	7,411,345
TOTAL SHORT-TERM INVESTMENTS (Cost $7,411,345)		7,411,345
TOTAL INVESTMENTS - 100.4% (Cost $270,850,712)		$284,006,039
Money Market Deposit Account - 3.4%(g)		9,482,522
Liabilities in Excess of Other Assets - (3.8)%		(10,680,535)
TOTAL NET ASSETS - 100.0%		$282,808,026

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2025. The fair value of these securities was $7,278,859 which represented 2.6% of net assets.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(f)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

54

Innovator Nasdaq-100 Managed Floor ETF
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.2)%
Call Options - (1.2)%
NASDAQ 100 Index
Expiration: 05/02/2025; Exercise Price: $19,300.00(a)(b)	$(101,769,304)	(52)	$(1,414,920)
Expiration: 05/07/2025; Exercise Price: $19,700.00	(91,983,794)	(47)	(1,316,940)
Expiration: 05/12/2025; Exercise Price: $20,200.00	(90,026,692)	(46)	(598,460)
Total Call Options			(3,330,320)
TOTAL WRITTEN OPTIONS (Premiums received $1,518,499)			$(3,330,320)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Common Stocks	$265,393,421	93.8%
Purchased Options	11,201,273	4.0
Written Options	(3,330,320)	(1.2)
Money Market Deposit Account	9,482,522	3.4
Investments Purchased with Proceeds from Securities Lending	7,411,345	2.6
Liabilities in Excess of Other Assets	(7,350,215)	(2.6)
	$282,808,026	100.0%

The accompanying notes are an integral part of these financial statements.

55

Innovator Power Buffer Step-Up Strategy ETF
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.2%(a)
Call Options - 96.1%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $5.67(b)(c)(d)	$100,926,280	1,820	$99,486,587
Put Options - 6.1%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $573.73(b)(c)(d)	100,926,280	1,820	6,352,801
TOTAL PURCHASED OPTIONS (Cost $119,143,088)			105,839,388
TOTAL INVESTMENTS - 102.2% (Cost $119,143,088)			$105,839,388
Money Market Deposit Account - 0.1%(e)			121,717
Liabilities in Excess of Other Assets - (2.3)%			(2,392,149)
TOTAL NET ASSETS - 100.0%			$103,568,956

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

56

Innovator Power Buffer Step-Up Strategy ETF
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.2)%
Call Options - (0.3)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $640.14(a)(b)	$(100,926,280)	(1,820)	$(368,168)
Put Options - (1.9)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $487.68(a)(b)	(100,926,280)	(1,820)	(1,948,037)
TOTAL WRITTEN OPTIONS (Premiums received $1,391,359)			$(2,316,205)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$105,839,388	102.2%
Written Options	(2,316,205)	(2.2)
Money Market Deposit Account	121,717	0.1
Liabilities in Excess of Other Assets	(75,944)	(0.1)
	$103,568,956	100.0%

The accompanying notes are an integral part of these financial statements.

57

Innovator S&P Investment Grade Preferred ETF
Schedule of Investments
April 30, 2025 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 74.1%
Banks - 34.8%(a)
Bank of America Corp.
Series 02, 5.22% (3 mo. Term SOFR + 0.91%), Perpetual	13,412	$287,017
Series 4, 5.32% (3 mo. Term SOFR + 1.01%), Perpetual	12,515	281,462
Series 5, 5.09% (3 mo. Term SOFR + 0.76%), Perpetual	12,972	285,643
Series E, 4.93% (3 mo. Term SOFR + 0.61%), Perpetual	13,160	288,730
Series GG, 6.00%, Perpetual	11,316	280,863
Series HH, 5.88%, Perpetual	11,563	276,471
Series KK, 5.38%, Perpetual	12,538	274,958
Series LL, 5.00%, Perpetual	13,470	273,576
Series NN, 4.38%, Perpetual	15,389	270,385
Series PP, 4.13%, Perpetual	16,329	272,204
Series QQ, 4.25%, Perpetual	15,778	271,382
Series SS, 4.75%, Perpetual(b)	14,127	274,064
Bank of New York Mellon Corp., Series K, 6.15% to 03/20/2030 then 5 yr. CMT Rate + 2.16%, Perpetual	134,809	3,386,402
Cullen/Frost Bankers, Inc., Series B, 4.45%, Perpetual	195,602	3,284,158
JPMorgan Chase & Co.
Series DD, 5.75%, Perpetual(b)	22,890	561,721
Series EE, 6.00%, Perpetual	22,477	562,599
Series GG, 4.75%, Perpetual	27,534	552,883
Series JJ, 4.55%, Perpetual	28,747	550,218
Series LL, 4.63%, Perpetual	28,369	553,195
Series MM, 4.20%, Perpetual	30,744	547,243
Morgan Stanley
Series A, 5.22% (3 mo. Term SOFR + 0.96%), Perpetual	17,022	381,293
Series E, 7.13% (3 mo. LIBOR US + 4.32%), Perpetual(c)	14,883	375,052
Series F, 6.88% (3 mo. LIBOR US + 3.94%), Perpetual(c)	14,955	375,371
Series I, 6.38% (3 mo. LIBOR US + 3.71%), Perpetual(c)	15,148	367,793
Series K, 5.85% (3 mo. LIBOR US + 3.49%), Perpetual(c)	15,793	358,501
Series L, 4.88%, Perpetual	18,602	364,041
Series O, 4.25%, Perpetual(b)	21,169	362,837
Series P, 6.50%, Perpetual	14,877	373,264
Series Q, 6.63%, Perpetual	14,790	371,821
Northern Trust Corp., Series E, 4.70%, Perpetual	171,513	3,382,236
State Street Corp., Series G, 5.35% (3 mo. LIBOR US + 3.71%), Perpetual(c)	150,726	3,335,566
Truist Financial Corp.
Series O, 5.25%, Perpetual	80,206	1,685,128
Series R, 4.75%, Perpetual	87,357	1,668,519
US Bancorp
Series B*, 5.12% (3 mo. Term SOFR + 0.86%), Perpetual	31,735	680,398
Series K, 5.50%, Perpetual	29,629	659,838
Series L, 3.75%, Perpetual	43,714	667,950
Series M, 4.00%, Perpetual(b)	41,000	667,480
Series O, 4.50%, Perpetual(b)	35,532	659,474
		30,071,736

The accompanying notes are an integral part of these financial statements.

58

Innovator S&P Investment Grade Preferred ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
PREFERRED STOCKS - (Continued)
Diversified Financial Services - 7.9%
Charles Schwab Corp.
Series D, 5.95%, Perpetual	68,223	$1,702,164
Series J, 4.45%, Perpetual	87,950	1,706,230
Voya Financial, Inc., Series B, 5.35% to 09/15/2029 then 5 yr. CMT Rate + 3.21%, Perpetual	139,728	3,391,198
		6,799,592
Insurance - 31.4%(a)
Arch Capital Group Ltd.
Series F, 5.45%, Perpetual	82,081	1,686,764
Series G, 4.55%, Perpetual	97,688	1,659,719
Athene Holding Ltd.
Series A, 6.35% to 6/30/2029 then 3 mo. LIBOR US + 4.25%, Perpetual(c)	28,298	663,305
Series B, 5.63%, Perpetual	34,979	667,049
Series C, 6.38% to 9/30/2025 then 5 yr. CMT Rate + 5.97%, Perpetual	27,092	678,655
Series D, 4.88%, Perpetual	40,411	674,460
Series E, 7.75% (5 yr. CMT Rate + 3.96%), Perpetual	26,485	665,038
Axis Capital Holdings Ltd., Series E, 5.50%, Perpetual	167,756	3,415,512
Enstar Group Ltd., Series D, 7.00% to 09/01/2028 then 3 mo. LIBOR US + 4.02%, Perpetual(c)	167,009	3,560,632
Equitable Holdings, Inc.
Series A, 5.25%, Perpetual	83,339	1,666,780
Series C, 4.30%, Perpetual	101,574	1,669,877
Hartford Insurance Group, Inc., Series G, 6.00%, Perpetual	136,171	3,409,722
MetLife, Inc.
Series A, 5.56% (3 mo. Term SOFR + 1.26%), Perpetual	49,207	1,174,571
Series E, 5.63%, Perpetual(b)	47,968	1,122,931
Series F, 4.75%, Perpetual	57,258	1,121,112
RenaissanceRe Holdings Ltd.
Series F, 5.75%, Perpetual	78,817	1,686,684
Series G, 4.20%, Perpetual	106,049	1,657,546
		27,180,357
TOTAL PREFERRED STOCKS (Cost $75,655,208)		64,051,685
CONVERTIBLE PREFERRED STOCKS - 14.0%
Diversified Financial Services - 9.5%
Apollo Global Management, Inc., 6.75%, 07/31/2026	55,901	4,031,580
Ares Management Corp., Series B, 6.75%, 10/01/2027	84,256	4,159,719
		8,191,299
Private Equity - 4.5%
KKR & Co., Inc., Series D, 6.25%, 03/01/2028	80,512	3,858,940
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $12,101,210)		12,050,239

The accompanying notes are an integral part of these financial statements.

59

Innovator S&P Investment Grade Preferred ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - PREFERRED - 11.7%
REITS - 11.7%
Agree Realty Corp., Series A, 4.25%, Perpetual	194,026	$3,346,948
Kimco Realty Corp.
Series L, 5.13%, Perpetual	85,366	1,711,588
Series M, 5.25%, Perpetual	83,463	1,726,015
Public Storage
Series F, 5.15%, Perpetual	14,604	304,493
Series G, 5.05%, Perpetual	14,852	308,922
Series H, 5.60%, Perpetual	13,497	307,192
Series I, 4.88%, Perpetual	15,388	302,066
Series J, 4.70%, Perpetual	15,990	301,891
Series L, 4.63%, Perpetual	16,160	305,262
Series N, 3.88%, Perpetual	19,269	304,836
Series O, 3.90%, Perpetual	19,210	307,552
Series P, 4.00%, Perpetual	18,797	302,256
Series R, 4.00%, Perpetual	18,786	303,770
Series S, 4.10%, Perpetual	18,368	304,909
TOTAL REAL ESTATE INVESTMENT TRUSTS - PREFERRED (Cost $12,718,404)		10,137,700
	Units
SHORT-TERM INVESTMENTS - 3.8%
Investments Purchased with Proceeds from Securities Lending - 3.8%
Mount Vernon Liquid Assets Portfolio, LLC, 4.47%(d)	3,277,525	3,277,525
TOTAL SHORT-TERM INVESTMENTS (Cost $3,277,525)		3,277,525
TOTAL INVESTMENTS - 103.6% (Cost $103,752,347)		$89,517,149
Money Market Deposit Account - 0.7%(e)		648,713
Liabilities in Excess of Other Assets - (4.3)%		(3,719,959)
TOTAL NET ASSETS - 100.0%		$86,445,903

Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	All or a portion of this security is on loan as of April 30, 2025. The fair value of these securities was $3,165,843 which represented 3.7% of net assets.
(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

60

Innovator S&P Investment Grade Preferred ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Preferred Stocks	$64,051,685	74.1%
Convertible Preferred Stocks	12,050,239	14.0
Real Estate Investment Trusts - Preferred	10,137,700	11.7
Investments Purchased with Proceeds from Securities Lending	3,277,525	3.8
Money Market Deposit Account	648,713	0.7
Liabilities in Excess of Other Assets	(3,719,959)	(4.3)
	$86,445,903	100.0%

The accompanying notes are an integral part of these financial statements.

61

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
April 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 82.9%
Advertising - 0.1%
Boston Omaha Corp. - Class A(a)	528	$8,200
Clear Channel Outdoor Holdings, Inc.(a)	1,392	1,370
National CineMedia, Inc.	576	3,300
Taboola.com Ltd.(a)	1,905	5,620
TechTarget, Inc.(a)	885	7,053
		25,543
Aerospace/Defense - 1.1%
AAR Corp.(a)	386	20,636
AeroVironment, Inc.(a)	164	24,849
Amprius Technologies, Inc.(a)	1,044	2,255
Archer Aviation, Inc. - Class A(a)	2,216	18,459
Ducommun, Inc.(a)	144	8,254
Eve Holding, Inc.(a)	1,211	4,311
Intuitive Machines, Inc.(a)	249	2,042
Kratos Defense & Security Solutions, Inc.(a)	886	29,934
Mercury Systems, Inc.(a)	672	33,600
National Presto Industries, Inc.	129	10,881
Red Cat Holdings, Inc.(a)	513	2,575
Redwire Corp.(a)	404	4,355
Spirit AeroSystems Holdings, Inc. - Class A(a)	1,136	40,896
Triumph Group, Inc.(a)	490	12,446
Vertical Aerospace Ltd.(a)	752	2,783
		218,276
Agriculture - 0.3%
Dole PLC	577	8,765
Fresh Del Monte Produce, Inc.	320	10,883
Tejon Ranch Co.(a)	577	9,769
Turning Point Brands, Inc.	208	12,767
Universal Corp./VA	52	3,030
Vital Farms, Inc.(a)	188	6,437
		51,651
Airlines - 0.4%
Allegiant Travel Co.	84	3,942
Copa Holdings SA - Class A	257	23,582
Frontier Group Holdings, Inc.(a)(b)	1,195	3,561
JetBlue Airways Corp.(a)(b)	1,771	7,722
SkyWest, Inc.(a)	336	29,961
Sun Country Airlines Holdings, Inc.(a)	625	6,125
Wheels Up Experience, Inc.(a)	1,241	1,427
		76,320
Apparel - 0.6%
Capri Holdings Ltd.(a)	812	12,212
Carter’s, Inc.	386	12,757
Hanesbrands, Inc.(a)	906	4,158

The accompanying notes are an integral part of these financial statements.

62

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Apparel - (Continued)
Kontoor Brands, Inc.	291	$17,504
Levi Strauss & Co. - Class A	2,466	39,481
Oxford Industries, Inc.	144	6,998
Steven Madden Ltd.	54	1,134
Under Armour, Inc. - Class A(a)	1,626	9,301
Under Armour, Inc. - Class C(a)	1,490	8,106
Wolverine World Wide, Inc.	241	3,145
		114,796
Auto Manufacturers - 0.1%
Blue Bird Corp.(a)(b)	183	6,381
REV Group, Inc.	560	18,312
		24,693
Auto Parts & Equipment - 1.1%
Adient PLC(a)	519	6,565
Aeva Technologies, Inc.(a)	448	3,185
American Axle & Manufacturing Holdings, Inc.(a)	2,107	8,049
Cooper-Standard Holdings, Inc.(a)	384	5,633
Dana, Inc.	1,460	20,060
Dorman Products, Inc.(a)	192	21,754
Douglas Dynamics, Inc.	289	6,930
Fox Factory Holding Corp.(a)	308	6,255
Garrett Motion, Inc.	1,073	9,893
Goodyear Tire & Rubber Co.(a)(b)	2,496	27,157
indie Semiconductor, Inc. - Class A(a)(b)	444	884
Luminar Technologies, Inc.(a)	643	2,514
Methode Electronics, Inc.	139	872
Microvast Holdings, Inc.(a)	1,368	2,640
Miller Industries, Inc./TN	60	2,449
Phinia, Inc.	384	15,418
QuantumScape Corp.(a)	4,407	17,231
SES AI Corp.(a)	2,065	1,856
Shyft Group, Inc.	279	2,360
Solid Power, Inc.(a)	2,325	2,534
Standard Motor Products, Inc.	290	7,859
Titan International, Inc.(a)	1,137	8,357
Visteon Corp.(a)	256	20,273
XPEL, Inc.(a)	155	4,439
		205,167
Banks - 7.9%
Alerus Financial Corp.	480	9,542
Amerant Bancorp, Inc.	369	6,214
Ameris Bancorp	545	31,937
Arrow Financial Corp.	272	6,672
Associated Banc-Corp.(b)	1,648	36,355

The accompanying notes are an integral part of these financial statements.

63

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Banks - (Continued)
Atlantic Union Bankshares Corp.	514	$14,238
BancFirst Corp.	208	24,507
Bancorp, Inc.(a)	316	15,266
Bank of Hawaii Corp.	368	24,329
Bank of Marin Bancorp	496	10,178
Bank of NT Butterfield & Son Ltd.	560	22,501
BankUnited, Inc.	688	22,504
BayCom Corp.	432	11,236
BCB Bancorp, Inc.	592	4,866
Bridgewater Bancshares, Inc.(a)	721	11,096
Camden National Corp.	273	10,516
Capital Bancorp, Inc.	400	12,636
Capital City Bank Group, Inc.	304	11,108
Carter Bankshares, Inc.(a)	448	6,859
Cathay General Bancorp	96	4,002
ChoiceOne Financial Services, Inc.	193	5,487
Citizens & Northern Corp.	512	9,856
Civista Bancshares, Inc.	576	12,966
Colony Bankcorp, Inc.	641	9,948
Community Trust Bancorp, Inc.	240	11,750
ConnectOne Bancorp, Inc.	465	10,476
Customers Bancorp, Inc.(a)	320	16,000
CVB Financial Corp.	1,312	24,324
Dime Community Bancshares, Inc.	337	8,658
Eagle Bancorp, Inc.	384	6,893
Eastern Bankshares, Inc.	1,841	27,468
Enterprise Bancorp, Inc./MA	320	11,904
First Bancorp, Inc.	369	9,015
First BanCorp/Puerto Rico	2,880	56,563
First Bancorp/Southern Pines NC	480	19,421
First Bank/Hamilton NJ	672	9,663
First Busey Corp.	610	12,682
First Business Financial Services, Inc.	225	10,832
First Community Bankshares, Inc.	256	9,646
First Financial Bancorp	656	15,186
First Foundation, Inc.	784	3,936
First Hawaiian, Inc.	1,488	34,016
First Interstate BancSystem, Inc. - Class A	1,158	30,334
Firstsun Capital Bancorp(a)	177	6,193
Fulton Financial Corp.	1,504	25,087
Great Southern Bancorp, Inc.	177	9,735
Guaranty Bancshares, Inc./TX	289	11,404
Hancock Whitney Corp.	704	36,671
Heritage Commerce Corp.	1,089	9,845
Heritage Financial Corp./WA	513	11,707

The accompanying notes are an integral part of these financial statements.

64

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Banks - (Continued)
Hope Bancorp, Inc.	1,173	$11,695
Independent Bank Corp.	400	23,636
International Bancshares Corp.	432	26,369
Kearny Financial Corp./MD	1,168	7,312
Lakeland Financial Corp.	304	16,924
LINKBANCORP, Inc.	1,169	8,206
Live Oak Bancshares, Inc.	518	13,541
Mercantile Bank Corp.	256	10,831
Merchants Bancorp/IN	192	5,775
Metrocity Bankshares, Inc.	352	9,705
Metropolitan Bank Holding Corp.(a)	80	4,954
Midland States Bancorp, Inc.	331	5,389
MidWestOne Financial Group, Inc.	353	9,792
NBT Bancorp, Inc.	496	21,001
Nicolet Bankshares, Inc.	128	14,952
Northeast Bank	112	9,276
OFG Bancorp	864	33,998
Origin Bancorp, Inc.	353	11,310
Park National Corp.	144	21,614
Pathward Financial, Inc.(b)	160	12,699
PCB Bancorp	528	10,354
Peoples Financial Services Corp.	224	9,681
RBB Bancorp	342	5,328
Renasant Corp.	544	17,446
Republic Bancorp, Inc./KY - Class A	161	10,924
S&T Bancorp, Inc.	337	12,280
Seacoast Banking Corp. of Florida	848	20,106
ServisFirst Bancshares, Inc.	496	35,325
Shore Bancshares, Inc.	752	10,400
Simmons First National Corp. - Class A	1,168	21,795
SmartFinancial, Inc.	352	10,708
South Plains Financial, Inc.	305	10,282
Southern First Bancshares, Inc.(a)	224	7,954
Southside Bancshares, Inc.	352	9,923
Stellar Bancorp, Inc.	480	11,981
Stock Yards Bancorp, Inc.	336	24,457
Texas Capital Bancshares, Inc.(a)	384	26,170
Tompkins Financial Corp.	192	11,443
TriCo Bancshares	304	11,728
Triumph Financial, Inc.(a)	277	14,797
TrustCo Bank Corp. NY	321	9,774
Trustmark Corp.	336	11,273
United Community Banks, Inc./GA	1,057	29,184
Unity Bancorp, Inc.	304	12,586
USCB Financial Holdings, Inc.	496	8,412

The accompanying notes are an integral part of these financial statements.

65

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Banks - (Continued)
Walker & Dunlop, Inc.	305	$23,345
Washington Trust Bancorp, Inc.	336	9,274
WesBanco, Inc.	1,265	37,672
West BanCorp, Inc.	513	9,955
Westamerica BanCorp	256	12,398
		1,510,162
Beverages - 0.3%
Boston Beer Co., Inc. - Class A(a)	80	19,664
BRC, Inc. - Class A(a)	477	1,087
MGP Ingredients, Inc.	104	3,065
National Beverage Corp.	193	8,569
Vita Coco Co., Inc.(a)	432	14,278
Westrock Coffee Co.(a)	1,280	7,424
		54,087
Biotechnology - 6.5%
2seventy bio, Inc.(a)	785	3,917
4D Molecular Therapeutics, Inc.(a)	1,334	4,496
89bio, Inc.(a)	1,076	8,630
Absci Corp.(a)	1,120	3,438
ACADIA Pharmaceuticals, Inc.(a)	1,489	21,739
ADMA Biologics, Inc.(a)(b)	1,499	35,676
Akero Therapeutics, Inc.(a)	624	28,461
Allogene Therapeutics, Inc.(a)	611	1,026
Altimmune, Inc.(a)	1,269	6,662
Alto Neuroscience, Inc.(a)	1,195	2,976
Alumis, Inc.(a)	244	1,010
Alvotech SA(a)(b)	992	7,777
Amicus Therapeutics, Inc.(a)	2,577	19,791
AnaptysBio, Inc.(a)	274	6,088
Anavex Life Sciences Corp.(a)(b)	1,922	18,259
ANI Pharmaceuticals, Inc.(a)	162	11,473
Annexon, Inc.(a)	2,196	4,085
Apellis Pharmaceuticals, Inc.(a)	595	11,430
Apogee Therapeutics, Inc.(a)	252	9,891
Arcellx, Inc.(a)(b)	313	20,329
Arcturus Therapeutics Holdings, Inc.(a)	472	6,046
Arcus Biosciences, Inc.(a)	153	1,339
Arcutis Biotherapeutics, Inc.(a)	757	11,287
Ardelyx, Inc.(a)	2,882	15,865
ArriVent Biopharma, Inc.(a)	96	2,041
Arrowhead Pharmaceuticals, Inc.(a)	204	2,834
ARS Pharmaceuticals, Inc.(a)	672	9,388
Aura Biosciences, Inc.(a)	808	4,711
Avidity Biosciences, Inc.(a)	953	31,115
Axsome Therapeutics, Inc.(a)	386	43,344

The accompanying notes are an integral part of these financial statements.

66

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Biotechnology - (Continued)
Beam Therapeutics, Inc.(a)	941	$18,754
BioCryst Pharmaceuticals, Inc.(a)	2,352	20,815
Biohaven Ltd.(a)	104	2,300
Biomea Fusion, Inc.(a)	1,524	3,200
Candel Therapeutics, Inc.(a)	317	1,556
Capricor Therapeutics, Inc.(a)	233	2,959
Cardiff Oncology, Inc.(a)	915	2,507
Celcuity, Inc.(a)	604	6,729
Celldex Therapeutics, Inc.(a)	1,017	21,184
Certara, Inc.(a)	1,104	15,301
CG oncology, Inc.(a)	153	4,122
Cogent Biosciences, Inc.(a)	201	1,047
Compass Therapeutics, Inc.(a)	1,577	2,933
Crinetics Pharmaceuticals, Inc.(a)	216	7,212
Cullinan Therapeutics, Inc.(a)	117	969
Cytek Biosciences, Inc.(a)	631	2,341
Day One Biopharmaceuticals, Inc.(a)	120	934
Denali Therapeutics, Inc.(a)	267	4,446
Design Therapeutics, Inc.(a)	252	1,225
Dianthus Therapeutics, Inc.(a)	112	2,447
Disc Medicine, Inc.(a)	91	4,497
Dynavax Technologies Corp.(a)	1,424	16,732
Dyne Therapeutics, Inc.(a)	228	2,688
Edgewise Therapeutics, Inc.(a)	70	1,148
Emergent BioSolutions, Inc.(a)	179	956
Esperion Therapeutics, Inc.(a)(b)	1,793	1,792
Evolus, Inc.(a)	624	7,114
Genelux Corp.(a)	1,257	3,381
Gossamer Bio, Inc.(a)	2,369	2,416
GRAIL, Inc.(a)	305	10,521
Greenwich Lifesciences, Inc.(a)	304	3,070
Guardant Health, Inc.(a)(b)	932	44,018
Ideaya Biosciences, Inc.(a)	1,350	27,176
ImmunityBio, Inc.(a)	2,010	5,045
Immunome, Inc.(a)	1,160	10,196
Immunovant, Inc.(a)	257	4,151
Innoviva, Inc.(a)	480	8,971
Intellia Therapeutics, Inc.(a)	182	1,614
Iovance Biotherapeutics, Inc.(a)	262	941
iTeos Therapeutics, Inc.(a)	962	6,975
Janux Therapeutics, Inc.(a)	130	4,316
Jasper Therapeutics, Inc.(a)	849	4,661
Karyopharm Therapeutics, Inc.(a)	746	5,036
Keros Therapeutics, Inc.(a)	443	6,397
Kodiak Sciences, Inc.(a)	1,421	6,196

The accompanying notes are an integral part of these financial statements.

67

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Biotechnology - (Continued)
Krystal Biotech, Inc.(a)	192	$32,617
Kura Oncology, Inc.(a)	938	6,153
Kymera Therapeutics, Inc.(a)	57	1,953
Larimar Therapeutics, Inc.(a)	1,637	4,338
LENZ Therapeutics, Inc.(a)	107	3,051
Lexeo Therapeutics, Inc.(a)	1,506	5,919
Ligand Pharmaceuticals, Inc.(a)	160	17,578
Liquidia Corp.(a)	544	7,600
Mind Medicine MindMed, Inc.(a)	768	4,908
Monte Rosa Therapeutics, Inc.(a)	794	3,899
MoonLake Immunotherapeutics(a)	305	12,834
Myriad Genetics, Inc.(a)	170	1,260
NeoGenomics, Inc.(a)	141	902
Niagen Bioscience, Inc.(a)	1,280	10,048
Novavax, Inc.(a)	1,641	10,945
Nurix Therapeutics, Inc.(a)	231	2,663
Nuvalent, Inc. - Class A(a)	305	23,409
Nuvation Bio, Inc.(a)	2,155	4,849
Omeros Corp.(a)	821	6,034
Perspective Therapeutics, Inc.(a)	1,715	4,202
Precigen, Inc.(a)	5,553	8,663
Prothena Corp. PLC(a)	852	7,838
PTC Therapeutics, Inc.(a)	738	36,782
RAPT Therapeutics, Inc.(a)	1,010	936
Recursion Pharmaceuticals, Inc. - Class A(a)(b)	1,191	6,658
REGENXBIO, Inc.(a)	733	7,044
Relay Therapeutics, Inc.(a)	4,226	14,073
Replimune Group, Inc.(a)	196	1,917
Rigel Pharmaceuticals, Inc.(a)	177	3,462
Rocket Pharmaceuticals, Inc.(a)	152	1,160
Sage Therapeutics, Inc.(a)	945	6,889
Sana Biotechnology, Inc.(a)	2,714	5,157
Scholar Rock Holding Corp.(a)	416	13,691
Shattuck Labs, Inc.(a)	2,433	2,406
Soleno Therapeutics, Inc.(a)	260	19,464
Solid Biosciences, Inc.(a)	1,050	3,475
SpringWorks Therapeutics, Inc.(a)	576	26,669
Stoke Therapeutics, Inc.(a)	531	5,183
Syndax Pharmaceuticals, Inc.(a)	1,056	14,942
Tarsus Pharmaceuticals, Inc.(a)	304	15,781
Taysha Gene Therapies, Inc.(a)	1,345	2,609
Tectonic Therapeutic, Inc.(a)	234	4,881
Terns Pharmaceuticals, Inc.(a)	1,770	5,841
TG Therapeutics, Inc.(a)	1,120	50,971
Travere Therapeutics, Inc.(a)	768	15,982

The accompanying notes are an integral part of these financial statements.

68

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Biotechnology - (Continued)
Tyra Biosciences, Inc.(a)	107	$1,102
Ultragenyx Pharmaceutical, Inc.(a)	748	29,157
UroGen Pharma Ltd.(a)	337	3,923
Vera Therapeutics, Inc.(a)	104	2,430
Veracyte, Inc.(a)	849	25,894
Vericel Corp.(a)	528	20,075
Veru, Inc.(a)	4,001	2,167
Verve Therapeutics, Inc.(a)	251	1,423
Vigil Neuroscience, Inc.(a)	1,960	4,116
Vir Biotechnology, Inc.(a)	535	3,274
Viridian Therapeutics, Inc.(a)	262	3,550
Vor BioPharma, Inc.(a)	2,675	1,817
XOMA Royalty Corp.(a)	176	4,231
Zymeworks, Inc.(a)	704	9,159
		1,228,067
Building Materials - 0.9%
American Woodmark Corp.(a)	64	3,776
Apogee Enterprises, Inc.	121	4,800
Aspen Aerogels, Inc.(a)	465	2,511
Boise Cascade Co.	177	16,511
Gibraltar Industries, Inc.(a)	167	8,843
Griffon Corp.	169	11,511
Hayward Holdings, Inc.(a)	1,462	19,488
JELD-WEN Holding, Inc.(a)	1,129	6,232
Knife River Corp.(a)	496	46,316
LSI Industries, Inc.	401	6,051
Masterbrand, Inc.(a)	1,072	13,025
Modine Manufacturing Co.(a)	251	20,492
Tecnoglass, Inc.	182	12,971
		172,527
Chemicals - 2.1%
AdvanSix, Inc.	107	2,292
American Vanguard Corp.	1,002	4,228
Ashland, Inc.	440	23,932
Avient Corp.	596	19,853
Balchem Corp.	257	40,233
Cabot Corp.	545	42,804
Chemours Co.	530	6,561
Codexis, Inc.(a)	503	1,157
Ecovyst, Inc.(a)	1,264	7,559
Hawkins, Inc.	96	11,691
HB Fuller Co.	384	20,751
Huntsman Corp.	1,565	20,830
Ingevity Corp.(a)	561	18,502
Innospec, Inc.	224	20,044

The accompanying notes are an integral part of these financial statements.

69

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Chemicals - (Continued)
Koppers Holdings, Inc.	225	$5,639
Mativ Holdings, Inc.	2,208	11,283
Minerals Technologies, Inc.	320	16,509
Oil-Dri Corp. of America	162	6,819
Olin Corp.	1,778	38,440
Orion SA	836	10,066
Perimeter Solutions, Inc.(a)	1,424	14,425
Quaker Chemical Corp.	102	10,806
Rayonier Advanced Materials, Inc.(a)	385	1,640
Rogers Corp.(a)	90	5,563
Sensient Technologies Corp.	352	33,070
Stepan Co.	93	4,702
Trinseo PLC	785	3,124
Tronox Holdings PLC	184	995
		403,518
Coal - 0.3%
Alpha Metallurgical Resources, Inc.(a)	12	1,456
Core Natural Resources, Inc.	321	23,179
Hallador Energy Co.(a)	432	6,076
Peabody Energy Corp.	134	1,654
Ramaco Resources, Inc. – Class A(b)	251	2,530
Ramaco Resources, Inc. - Class B	7	64
SunCoke Energy, Inc.	1,041	9,432
Warrior Met Coal, Inc.	407	19,463
		63,854
Commercial Services - 4.6%
ABM Industries, Inc.	512	24,955
Acacia Research Corp.(a)	1,664	5,142
Adtalem Global Education, Inc.(a)	210	22,302
AirSculpt Technologies, Inc.(a)	1,784	3,871
Alarm.com Holdings, Inc.(a)	352	18,867
Alight, Inc. - Class A	3,833	19,587
AMN Healthcare Services, Inc.(a)	363	7,416
Arlo Technologies, Inc.(a)	1,178	11,580
Avis Budget Group, Inc.(a)	209	19,360
BrightView Holdings, Inc.(a)	577	7,916
Brink’s Co.	181	16,152
Cadiz, Inc.(a)	683	1,940
CBIZ, Inc.(a)	417	28,398
Cimpress PLC(a)	68	2,857
Clarivate PLC(a)	5,153	22,209
Coursera, Inc.(a)	1,985	16,714
CPI Card Group, Inc.(a)	209	5,463
CRA International, Inc.	49	7,948
Deluxe Corp.	309	4,511

The accompanying notes are an integral part of these financial statements.

70

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Commercial Services - (Continued)
Driven Brands Holdings, Inc.(a)	609	$10,061
Emerald Holding, Inc.	2,624	10,312
European Wax Center, Inc. - Class A(a)	1,174	3,663
EVERTEC, Inc.	672	22,808
First Advantage Corp.(a)	1,376	19,402
Forrester Research, Inc.(a)	102	954
Franklin Covey Co.(a)	321	6,520
Graham Holdings Co. - Class B	17	15,641
Grand Canyon Education, Inc.(a)	272	48,517
Green Dot Corp. - Class A(a)	329	2,754
Heidrick & Struggles International, Inc.	224	8,740
Hertz Global Holdings, Inc.(a)	2,065	14,083
Huron Consulting Group, Inc.(a)	192	25,880
ICF International, Inc.	52	4,418
Insperity, Inc.	244	15,862
John Wiley & Sons, Inc. - Class A	368	16,060
Kforce, Inc.	514	19,635
KinderCare Learning Cos., Inc.(a)	780	9,563
Korn Ferry	833	51,396
Laureate Education, Inc.(a)	1,713	34,380
Legalzoom.com, Inc.(a)	817	5,980
ManpowerGroup, Inc.	361	15,548
Marqeta, Inc. - Class A(a)	3,536	14,780
Mister Car Wash, Inc.(a)	1,008	6,915
Monro, Inc.	153	2,133
National Research Corp.	160	1,818
Paymentus Holdings, Inc. - Class A(a)	288	9,348
Payoneer Global, Inc.(a)	3,075	21,617
Paysafe Ltd.(a)	240	3,655
Perdoceo Education Corp.	688	17,283
Performant Healthcare, Inc.(a)	1,744	4,116
Priority Technology Holdings, Inc.(a)	674	4,893
Progyny, Inc.(a)	546	12,471
Remitly Global, Inc.(a)	1,120	22,646
Repay Holdings Corp.(a)	498	1,992
Resources Connection, Inc.	274	1,571
Sezzle, Inc.(a)	122	6,338
Spire Global, Inc.(a)(b)	198	1,859
Strategic Education, Inc.	192	15,663
Stride, Inc.(a)	370	52,632
Transcat, Inc.(a)	53	4,204
Udemy, Inc.(a)	918	6,307
UL Solutions, Inc. – Class A	352	20,131
Universal Technical Institute, Inc.(a)	259	7,268
Verra Mobility Corp.(a)	889	19,380

The accompanying notes are an integral part of these financial statements.

71

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Commercial Services - (Continued)
Vestis Corp.	260	$2,278
Willdan Group, Inc.(a)	161	6,311
ZipRecruiter, Inc. - Class A(a)	355	1,832
		878,806
Computers - 1.3%
3D Systems Corp.(a)	566	1,042
Cantaloupe, Inc.(a)	1,233	9,864
Corsair Gaming, Inc.(a)	802	5,678
Crane NXT Co.	352	16,516
Cricut, Inc. - Class A	784	3,904
Diebold Nixdorf, Inc.(a)	304	13,476
D-Wave Quantum, Inc.(a)(b)	2,098	14,497
Grid Dynamics Holdings, Inc.(a)	360	5,098
Integral Ad Science Holding Corp.(a)	968	6,844
Lumentum Holdings, Inc.(a)(b)	325	19,188
Mitek Systems, Inc.(a)	736	6,094
NCR Atleos Corp.(a)	264	7,371
NCR Voyix Corp.(a)	1,604	13,746
NetScout Systems, Inc.(a)	513	10,783
NextNav, Inc.(a)	400	4,968
OneSpan, Inc.	394	5,859
PAR Technology Corp.(a)	256	14,950
PlayAGS, Inc.(a)	545	6,605
Rapid7, Inc.(a)	192	4,535
Rigetti Computing, Inc.(a)(b)	1,910	16,942
Rubrik, Inc. - Class A(a)	746	52,615
Telos Corp.(a)	1,559	4,256
V2X, Inc.(a)	160	7,962
Vuzix Corp.(a)	1,584	3,374
		256,167
Cosmetics/Personal Care - 0.5%
Edgewell Personal Care Co.	416	12,709
Honest Co., Inc.(a)	852	4,081
Interparfums, Inc.	162	17,690
Perrigo Co. PLC	834	21,451
Prestige Consumer Healthcare, Inc.(a)	449	36,472
		92,403
Distribution/Wholesale - 0.7%
G-III Apparel Group Ltd.(a)	512	12,913
H&E Equipment Services, Inc.	273	24,518
MRC Global, Inc.(a)	592	6,897
OPENLANE, Inc.(a)	1,264	23,397
Resideo Technologies, Inc.(a)	1,130	18,961
Rush Enterprises, Inc. - Class A	592	30,186

The accompanying notes are an integral part of these financial statements.

72

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Distribution/Wholesale - (Continued)
ScanSource, Inc.(a)	97	$3,200
VSE Corp.	176	20,155
		140,227
Diversified Financial Services - 3.4%
Acadian Asset Management, Inc.	353	9,510
Artisan Partners Asset Management, Inc. - Class A	592	21,892
B Riley Financial, Inc.	776	2,274
BGC Group, Inc. - Class A	3,328	30,152
Bread Financial Holdings, Inc.	672	31,886
Cohen & Steers, Inc.	256	19,538
Dave, Inc.(a)	66	6,258
Enact Holdings, Inc.	353	12,634
Encore Capital Group, Inc.(a)	54	1,858
Enova International, Inc.(a)	224	20,561
EZCORP, Inc. - Class A(a)(b)	736	12,048
Federal Agricultural Mortgage Corp. - Class C	112	19,637
Federated Hermes, Inc.	720	29,239
Guild Holdings Co. - Class A	208	2,696
International Money Express, Inc.(a)	74	919
LendingClub Corp.(a)	343	3,351
LendingTree, Inc.(a)	134	6,913
Moelis & Co. - Class A	896	48,008
Navient Corp.	640	7,923
Nelnet, Inc. - Class A	192	20,369
NerdWallet, Inc. - Class A(a)	114	1,021
Oppenheimer Holdings, Inc. - Class A	193	11,389
Paysign, Inc.(a)	531	1,274
Perella Weinberg Partners	376	6,456
Piper Sandler Cos.	165	39,785
PJT Partners, Inc. - Class A	224	31,743
Radian Group, Inc.	1,490	47,591
Regional Management Corp.	272	8,957
Rocket Cos., Inc. - Class A	1,037	13,388
StepStone Group, Inc. - Class A(b)	647	32,357
StoneX Group, Inc.(a)	336	29,758
Upstart Holdings, Inc.(a)	465	22,227
UWM Holdings Corp.	1,222	5,743
Velocity Financial, Inc.(a)	400	7,148
Victory Capital Holdings, Inc. - Class A	384	21,999
Virtu Financial, Inc. - Class A	768	30,067
Western Union Co.(b)	2,257	22,367
WisdomTree, Inc.	976	8,491
World Acceptance Corp.(a)	49	6,327
		655,754

The accompanying notes are an integral part of these financial statements.

73

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Electric - 1.6%
ALLETE, Inc.	657	$43,027
Avista Corp.	737	30,563
Black Hills Corp.	721	43,909
Clearway Energy, Inc. - Class A	848	23,193
Clearway Energy, Inc. - Class C	390	11,443
Hawaiian Electric Industries, Inc.(a)	1,530	16,065
MGE Energy, Inc.	305	27,578
Northwestern Energy Group, Inc.	338	19,682
Oklo, Inc.(a)	458	10,873
Otter Tail Corp.	384	30,482
TXNM Energy, Inc.	768	40,857
		297,672
Electrical Components & Equipment - 0.6%
American Superconductor Corp.(a)	274	5,439
Belden, Inc.	384	39,594
Energizer Holdings, Inc.	736	19,901
EnerSys	386	33,428
ESS Tech, Inc.(a)	1,434	3,212
nLight, Inc.(a)	770	5,937
Powell Industries, Inc.	87	15,931
		123,442
Electronics - 2.6%
Advanced Energy Industries, Inc.	586	57,082
Applied Optoelectronics, Inc.(a)	115	1,471
Atkore, Inc.	362	23,121
Atmus Filtration Technologies, Inc.	720	24,962
Avnet, Inc.	736	34,585
Badger Meter, Inc.	163	35,994
Bel Fuse, Inc. - Class B	64	4,209
Benchmark Electronics, Inc.	465	15,126
CTS Corp.	208	7,921
Enovix Corp.(a)	2,682	17,969
ESCO Technologies, Inc.	224	35,045
Evolv Technologies Holdings, Inc.(a)	1,161	5,097
Itron, Inc.(a)	297	33,053
Kimball Electronics, Inc.(a)	432	6,195
Knowles Corp.(a)	1,137	17,896
Kopin Corp.(a)	2,825	3,616
MicroVision, Inc.(a)	4,161	4,702
Mirion Technologies, Inc.(a)	1,330	20,987
Napco Security Technologies, Inc.	132	3,016
NVE Corp.	115	6,683
OSI Systems, Inc.(a)	52	10,646
Plexus Corp.(a)	225	27,547
Sanmina Corp.(a)	497	38,165

The accompanying notes are an integral part of these financial statements.

74

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Electronics - (Continued)
Stoneridge, Inc.(a)	362	$1,397
TTM Technologies, Inc.(a)(b)	868	17,377
Vicor Corp.(a)	246	9,817
Vishay Intertechnology, Inc.	2,251	29,241
		492,920
Energy-Alternate Sources - 0.6%
Array Technologies, Inc.(a)	1,940	9,273
ASP Isotopes, Inc.(a)	573	3,025
Eos Energy Enterprises, Inc.(a)	1,708	8,916
Fluence Energy, Inc.(a)	1,740	7,117
Gevo, Inc.(a)	2,116	2,328
Green Plains, Inc.(a)	2,028	7,260
Montauk Renewables, Inc.(a)	2,139	4,492
Plug Power, Inc.(a)(b)	5,945	5,188
REX American Resources Corp.(a)	384	15,252
Shoals Technologies Group, Inc. - Class A(a)	1,562	5,639
SolarEdge Technologies, Inc.(a)	853	10,436
Sunrun, Inc.(a)	2,180	15,020
T1 Energy, Inc.(a)	2,136	2,585
XPLR Infrastructure LP	1,042	8,586
		105,117
Engineering & Construction - 1.8%
Arcosa, Inc.	401	32,108
Centuri Holdings, Inc.(a)	385	6,915
Construction Partners, Inc. - Class A(a)	352	28,913
Dycom Industries, Inc.(a)	272	45,574
Everus Construction Group, Inc.(a)	461	18,551
Frontdoor, Inc.(a)	656	26,968
Granite Construction, Inc.	432	35,117
Great Lakes Dredge & Dock Corp.(a)	672	6,108
IES Holdings, Inc.(a)	151	29,699
Latham Group, Inc.(a)	673	3,678
Limbach Holdings, Inc.(a)	98	9,382
MYR Group, Inc.(a)	145	17,736
NV5 Global, Inc.(a)(b)	448	8,310
Orion Group Holdings, Inc.(a)	545	3,483
Primoris Services Corp.	429	25,727
Sterling Infrastructure, Inc.(a)	186	27,794
Tutor Perini Corp.(a)	482	10,344
		336,407
Entertainment - 1.4%
AMC Entertainment Holdings, Inc. – Class A(a)	1,993	5,321
Atlanta Braves Holdings, Inc. - Class C(a)	449	17,897
Cinemark Holdings, Inc.	896	26,799

The accompanying notes are an integral part of these financial statements.

75

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Entertainment - (Continued)
Everi Holdings, Inc.(a)	578	$8,121
Genius Sports Ltd.(a)	1,664	17,955
Golden Entertainment, Inc.	256	6,579
Lions Gate Entertainment Corp. - Class A(a)	705	6,260
Lions Gate Entertainment Corp. - Class B(a)	1,954	15,593
Madison Square Garden Entertainment Corp.(a)	385	12,489
Madison Square Garden Sports Corp.(a)	128	24,649
Marriott Vacations Worldwide Corp.	146	8,002
Penn Entertainment, Inc.(a)	1,552	23,622
Pursuit Attractions and Hospitality, Inc.(a)	241	7,059
Red Rock Resorts, Inc. - Class A	625	26,688
Rush Street Interactive, Inc.(a)	369	4,476
Six Flags Entertainment Corp.	880	30,281
United Parks & Resorts, Inc.(a)	320	13,968
Webtoon Entertainment, Inc.(a)(b)	115	1,035
		256,794
Environmental Control - 0.2%
CECO Environmental Corp.(a)	365	8,683
Energy Recovery, Inc.(a)	480	7,416
Enviri Corp.(a)	358	2,459
Montrose Environmental Group, Inc.(a)	68	995
Pure Cycle Corp.(a)	721	7,138
PureCycle Technologies, Inc.(a)(b)	812	5,449
		32,140
Food - 1.2%
B&G Foods, Inc.	1,088	7,496
Beyond Meat, Inc.(a)	1,459	3,618
Calavo Growers, Inc.	209	5,773
Cal-Maine Foods, Inc.(b)	320	29,878
Chefs’ Warehouse, Inc.(a)	246	14,015
Grocery Outlet Holding Corp.(a)	992	16,656
Ingles Markets, Inc. - Class A	288	17,767
J & J Snack Foods Corp.	144	18,661
John B Sanfilippo & Son, Inc.	112	7,422
Krispy Kreme, Inc.	2,424	9,938
Lifeway Foods, Inc.(a)	144	3,410
Mission Produce, Inc.(a)	609	6,379
Simply Good Foods Co.(a)	961	34,702
SpartanNash Co.	384	7,619
SunOpta, Inc.(a)	1,123	4,851
United Natural Foods, Inc.(a)	529	14,130
Utz Brands, Inc.	528	7,017
Weis Markets, Inc.	128	11,007
WK Kellogg Co.(b)	752	13,483
		233,822

The accompanying notes are an integral part of these financial statements.

76

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Forest Products & Paper - 0.1%
Magnera Corp.(a)	241	$3,536
Sylvamo Corp.	339	20,211
		23,747
Gas - 0.7%
Chesapeake Utilities Corp.	34	4,477
MDU Resources Group, Inc.	155	2,657
Northwest Natural Holding Co.	273	11,766
ONE Gas, Inc.	624	48,990
Spire, Inc.	736	56,333
		124,223
Hand/Machine Tools - 0.3%
Cadre Holdings, Inc.	160	4,664
Enerpac Tool Group Corp.	560	22,607
Franklin Electric Co., Inc.	224	19,031
Kennametal, Inc.	930	18,117
		64,419
Healthcare-Products - 2.9%
10X Genomics, Inc. - Class A(a)	209	1,728
Accuray, Inc.(a)	2,657	4,118
Adaptive Biotechnologies Corp.(a)	658	4,843
Alphatec Holdings, Inc.(a)(b)	423	4,645
AngioDynamics, Inc.(a)	1,009	9,374
Artivion, Inc.(a)	385	9,121
AtriCure, Inc.(a)	561	16,780
Avanos Medical, Inc.(a)	257	3,225
Avita Medical, Inc.(a)	203	1,967
Axogen, Inc.(a)	736	11,975
Azenta, Inc.(a)	231	6,085
BioLife Solutions, Inc.(a)	706	17,022
Bioventus, Inc. - Class A(a)	305	2,230
Butterfly Network, Inc.(a)	1,132	2,649
CareDx, Inc.(a)	440	7,427
Castle Biosciences, Inc.(a)	169	3,388
ClearPoint Neuro, Inc.(a)	81	1,166
Enovis Corp.(a)	770	26,634
Envista Holdings Corp.(a)	2,368	38,077
Haemonetics Corp.(a)	506	31,888
ICU Medical, Inc.(a)	256	34,967
Integer Holdings Corp.(a)	433	54,692
Integra LifeSciences Holdings Corp.(a)	896	14,685
iRadimed Corp.	240	12,578
iRhythm Technologies, Inc.(a)	197	21,057
MaxCyte, Inc.(a)	1,749	4,967
MiMedx Group, Inc.(a)	1,088	7,485

The accompanying notes are an integral part of these financial statements.

77

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Healthcare-Products - (Continued)
Neogen Corp.(a)	1,622	$8,191
NeuroPace, Inc.(a)	310	3,624
Novocure Ltd.(a)	194	3,519
OmniAb, Inc.(a)	1,177	2,001
Omnicell, Inc.(a)	528	16,505
OraSure Technologies, Inc.(a)	1,537	4,596
Orthofix Medical, Inc.(a)	385	5,355
Pacific Biosciences of California, Inc.(a)	2,528	2,806
PROCEPT BioRobotics Corp.(a)	218	11,768
Quanterix Corp.(a)	821	4,729
Quantum-Si, Inc.(a)	4,857	5,537
QuidelOrtho Corp.(a)(b)	466	12,950
Sanara Medtech, Inc.(a)	193	6,164
STAAR Surgical Co.(a)	396	7,231
Stereotaxis, Inc.(a)(b)	2,464	4,928
Surmodics, Inc.(a)	129	3,613
Tactile Systems Technology, Inc.(a)	929	13,118
Tandem Diabetes Care, Inc.(a)	50	843
TransMedics Group, Inc.(a)(b)	308	28,339
Treace Medical Concepts, Inc.(a)	1,776	12,574
Twist Bioscience Corp.(a)	566	21,689
UFP Technologies, Inc.(a)	49	10,219
		545,072
Healthcare-Services - 1.8%
Addus HomeCare Corp.(a)	176	18,401
Amedisys, Inc.(a)	305	28,945
Astrana Health, Inc.(a)	120	3,740
Auna SA - Class A(a)	689	4,761
Blade Air Mobility, Inc.(a)	1,194	3,164
BrightSpring Health Services, Inc.(a)	481	8,432
Brookdale Senior Living, Inc.(a)	2,016	13,225
Clover Health Investments Corp.(a)	3,506	11,920
Concentra Group Holdings Parent, Inc.	898	19,532
CorVel Corp.(a)	240	26,102
DocGo, Inc.(a)	554	1,235
Fortrea Holdings, Inc.(a)	125	779
Fulgent Genetics, Inc.(a)	352	6,107
GeneDx Holdings Corp.(a)(b)	102	6,819
Ginkgo Bioworks Holdings, Inc.(a)	192	1,415
Innovage Holding Corp.(a)	356	1,114
LifeStance Health Group, Inc.(a)	800	5,256
National HealthCare Corp.	160	15,118
Oscar Health, Inc. - Class A(a)	1,473	19,164
PACS Group, Inc.(a)	956	9,206
Pediatrix Medical Group, Inc.(a)	641	8,256

The accompanying notes are an integral part of these financial statements.

78

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Healthcare-Services - (Continued)
Pennant Group, Inc.(a)	432	$11,068
Personalis, Inc.(a)	324	1,225
RadNet, Inc.(a)	593	31,061
Select Medical Holdings Corp.	1,120	20,429
Sonida Senior Living, Inc.(a)	144	3,344
Sotera Health Co.(a)	1,248	14,352
Surgery Partners, Inc.(a)	646	14,180
Teladoc Health, Inc.(a)	2,033	14,617
US Physical Therapy, Inc.	177	12,587
		335,554
Home Builders - 1.2%
Beazer Homes USA, Inc.(a)	128	2,504
Cavco Industries, Inc.(a)	64	31,606
Century Communities, Inc.	385	20,998
Champion Homes, Inc.(a)	378	32,697
Dream Finders Homes, Inc. - Class A(a)	418	9,472
Forestar Group, Inc.(a)	208	4,006
Green Brick Partners, Inc.(a)	416	24,540
LCI Industries	272	20,966
LGI Homes, Inc.(a)	103	5,625
M/I Homes, Inc.(a)	290	30,937
Tri Pointe Homes, Inc.(a)	912	28,044
Winnebago Industries, Inc.	364	11,582
		222,977
Home Furnishings - 0.3%
Arhaus, Inc.(a)	580	4,559
Daktronics, Inc.(a)	417	5,292
Ethan Allen Interiors, Inc.	289	8,216
Leggett & Platt, Inc.	1,745	16,787
MillerKnoll, Inc.	521	8,544
Sleep Number Corp.(a)	596	4,643
Sonos, Inc.(a)	500	4,605
Traeger, Inc.(a)	528	771
		53,417
Household Products/Wares - 0.3%
ACCO Brands Corp.	1,211	4,674
Helen of Troy Ltd.(a)	216	6,018
Quanex Building Products Corp.	448	7,365
Spectrum Brands Holdings, Inc.	289	18,236
WD-40 Co.	113	25,805
		62,098

The accompanying notes are an integral part of these financial statements.

79

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Housewares - 0.1%
Newell Brands, Inc.	1,495	$7,146
Scotts Miracle-Gro Co.	322	16,222
		23,368
Insurance - 2.8%
American Coastal Insurance Corp.	337	3,852
Assured Guaranty Ltd.	449	39,391
Baldwin Insurance Group, Inc. - Class A(a)(b)	608	25,305
Bowhead Specialty Holdings, Inc.(a)	352	14,147
Brighthouse Financial, Inc.(a)	576	33,535
CNO Financial Group, Inc.	1,009	38,281
Donegal Group, Inc. - Class A	641	12,403
Enstar Group Ltd.(a)	112	37,454
Genworth Financial, Inc.(a)	2,018	13,843
Global Indemnity Group LLC - Class A	96	2,771
Goosehead Insurance, Inc. - Class A	192	18,664
Hagerty, Inc. - Class A(a)	784	6,907
Hamilton Insurance Group Ltd. - Class B(a)	257	4,755
HCI Group, Inc.	64	9,363
Hippo Holdings, Inc.(a)	256	5,919
Horace Mann Educators Corp.	369	15,328
Kemper Corp.	576	34,053
Kingsway Financial Services, Inc.(a)	369	3,192
Lemonade, Inc.(a)	661	19,314
Mercury General Corp.	272	15,074
NMI Holdings, Inc. - Class A(a)	897	32,444
Palomar Holdings, Inc.(a)	144	20,883
ProAssurance Corp.(a)	512	11,884
Root, Inc./OH – Class A(a)	64	8,939
Safety Insurance Group, Inc.	145	11,093
Selectquote, Inc.(a)	1,105	3,503
SiriusPoint Ltd.(a)	689	11,575
Stewart Information Services Corp.	401	26,257
Trupanion, Inc.(a)	336	12,298
United Fire Group, Inc.	384	10,625
Universal Insurance Holdings, Inc.	337	8,169
White Mountains Insurance Group Ltd.	17	30,047
		541,268
Internet - 1.9%
Angi, Inc.(a)(b)	774	8,870
Backblaze, Inc. - Class A(a)	556	2,446
Beyond, Inc.(a)(b)	1,222	4,974
Bumble, Inc. - Class A(a)	218	920
Cargurus, Inc.(a)	624	17,447
Cars.com, Inc.(a)	674	7,845
Chewy, Inc. - Class A(a)	1,141	42,788

The accompanying notes are an integral part of these financial statements.

80

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Internet - (Continued)
Cogent Communications Holdings, Inc.	480	$26,088
Couchbase, Inc.(a)	353	6,227
ePlus, Inc.(a)	237	14,779
EverQuote, Inc. - Class A(a)	187	4,439
Figs, Inc. - Class A(a)	1,202	4,844
fuboTV, Inc.(a)	2,770	8,310
Groupon, Inc.(a)	177	3,223
HealthStream, Inc.	529	17,790
IAC, Inc.(a)(b)	372	12,998
LifeMD, Inc.(a)	784	5,770
Magnite, Inc.(a)	497	5,909
MediaAlpha, Inc. - Class A(a)	465	3,906
OptimizeRx Corp.(a)	912	8,318
Q2 Holdings, Inc.(a)	544	43,112
QuinStreet, Inc.(a)	305	5,344
RealReal, Inc.(a)	596	3,457
Revolve Group, Inc.(a)	276	5,487
Rumble, Inc.(a)	1,402	10,823
RumbleON, Inc. - Class B(a)	1,473	3,727
Shutterstock, Inc.	183	2,921
Sprinklr, Inc. - Class A(a)	1,296	9,966
Stitch Fix, Inc. - Class A(a)	1,288	4,212
TripAdvisor, Inc.(a)	1,024	12,749
Upwork, Inc.(a)	1,041	13,689
Vivid Seats, Inc. - Class A(a)	1,083	3,043
Yelp, Inc.(a)	433	15,190
Ziff Davis, Inc.(a)	434	12,816
		354,427
Investment Companies - 0.5%
Bit Digital, Inc.(a)	521	1,011
Bitdeer Technologies Group – Class A(a)(b)	484	4,632
Cannae Holdings, Inc.	465	8,235
Cipher Mining, Inc.(a)	450	1,283
Cleanspark, Inc.(a)(b)	1,636	13,366
Core Scientific, Inc.(a)(b)	995	8,060
FTAI Infrastructure, Inc.	1,483	6,407
MARA Holdings, Inc.(a)(b)	2,012	26,900
Riot Platforms, Inc.(a)	3,360	24,326
Terawulf, Inc.(a)(b)	2,262	6,288
		100,508
Iron/Steel - 0.0%(c)
Radius Recycling, Inc.	304	8,916

The accompanying notes are an integral part of these financial statements.

81

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Leisure Time - 0.8%
Acushnet Holdings Corp.	320	$21,190
Global Business Travel Group I(a)	609	4,086
Harley-Davidson, Inc.	804	18,026
Life Time Group Holdings, Inc.(a)	458	14,042
Lindblad Expeditions Holdings, Inc.(a)	512	4,526
Lucky Strike Entertainment Corp.	449	4,221
Malibu Boats, Inc. - Class A(a)	114	3,256
OneSpaWorld Holdings Ltd.	625	10,438
Peloton Interactive, Inc. - Class A(a)	2,296	15,819
Polaris, Inc.	900	30,564
Sabre Corp.(a)	960	2,275
Topgolf Callaway Brands Corp.(a)	1,428	9,439
YETI Holdings, Inc.(a)	496	14,161
		152,043
Lodging - 0.2%
Century Casinos, Inc.(a)	3,210	4,205
Travel + Leisure Co.	672	29,521
		33,726
Machinery-Construction & Mining - 0.5%
Argan, Inc.	97	14,854
Astec Industries, Inc.	257	9,311
Bloom Energy Corp. - Class A(a)	1,803	33,031
Hyster-Yale, Inc.	51	1,960
NANO Nuclear Energy, Inc.(a)	192	4,368
NuScale Power Corp.(a)	502	8,318
Terex Corp.	489	17,213
		89,055
Machinery-Diversified - 1.2%
Alamo Group, Inc.	144	24,045
Albany International Corp. - Class A	164	10,785
Cactus, Inc. - Class A	237	8,992
Columbus McKinnon Corp./NY	1,463	21,725
Gates Industrial Corp. PLC(a)	1,968	37,235
Ichor Holdings Ltd.(a)	658	13,015
Kadant, Inc.(b)	160	47,200
Lindsay Corp.	80	10,325
Mueller Water Products, Inc. - Class A	1,040	27,290
Symbotic, Inc.(a)(b)	613	13,228
Thermon Group Holdings, Inc.(a)	561	14,715
		228,555
Media - 0.4%
Altice USA, Inc. - Class A(a)	2,081	5,161
AMC Networks, Inc. - Class A(a)	347	2,221
Cable One, Inc.	37	9,889

The accompanying notes are an integral part of these financial statements.

82

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Media - (Continued)
Gannett Co., Inc.(a)	293	$938
Gray Media, Inc.	1,264	4,234
iHeartMedia, Inc. - Class A(a)	696	717
Liberty Latin America Ltd. - Class A(a)	225	1,219
Liberty Latin America Ltd. - Class C(a)	833	4,581
Scholastic Corp.	218	3,931
Sinclair, Inc.	384	5,530
Sphere Entertainment Co.(a)	211	5,750
TEGNA, Inc.	1,648	26,747
Thryv Holdings, Inc.(a)	516	7,069
		77,987
Metal Fabricate/Hardware - 0.5%
AZZ, Inc.	152	13,187
Helios Technologies, Inc.	77	2,099
Hillman Solutions Corp.(a)	2,160	15,098
Janus International Group, Inc.(a)	1,568	10,788
Mayville Engineering Co., Inc.(a)	224	2,863
Omega Flex, Inc.	197	5,902
Proto Labs, Inc.(a)	288	10,126
Ryerson Holding Corp.	336	7,856
Standex International Corp.	81	11,455
Worthington Steel, Inc.	194	4,978
Xometry, Inc. - Class A(a)	345	8,846
		93,198
Mining - 0.8%
Centrus Energy Corp. - Class A(a)	160	11,086
Century Aluminum Co.(a)	674	11,060
Coeur Mining, Inc.(a)	3,442	19,103
Dakota Gold Corp.(a)	2,672	7,214
Hecla Mining Co.	6,274	35,887
Ivanhoe Electric, Inc. / US(a)	371	2,337
Kaiser Aluminum Corp.	150	9,669
McEwen Mining, Inc.(a)	545	4,251
MP Materials Corp.(a)	1,008	24,656
Perpetua Resources Corp.(a)	928	13,670
Piedmont Lithium, Inc.(a)	634	4,742
United States Lime & Minerals, Inc.	68	6,359
Uranium Energy Corp.(a)	1,686	8,852
		158,886
Miscellaneous Manufacturing - 0.7%
Byrna Technologies, Inc.(a)	210	4,702
Enpro, Inc.	131	19,571
Federal Signal Corp.	320	26,058
Hillenbrand, Inc.	578	11,693

The accompanying notes are an integral part of these financial statements.

83

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Miscellaneous Manufacturing - (Continued)
JBT Marel Corp.	388	$40,841
Materion Corp.	138	11,455
Sight Sciences, Inc.(a)	418	1,275
Smith & Wesson Brands, Inc.	624	5,947
Trinity Industries, Inc.	608	15,261
		136,803
Multi-National - 0.1%
Banco Latinoamericano de Comercio Exterior SA – Class E	273	10,456
Office Furnishings - 0.2%
HNI Corp.	354	14,974
Interface, Inc.	480	9,024
Steelcase, Inc. - Class A	769	7,629
		31,627
Office-Business Equipment - 0.1%
Pitney Bowes, Inc.	2,018	17,516
Xerox Holdings Corp.(b)	212	935
		18,451
Oil & Gas - 2.1%
Amplify Energy Corp.(a)	1,880	4,888
Berry Corp.	2,628	6,517
California Resources Corp.	690	23,812
CNX Resources Corp.(a)(b)	1,712	50,384
Comstock Resources, Inc.(a)	1,282	23,422
Crescent Energy Co. - Class A	360	2,981
CVR Energy, Inc.	738	13,919
Delek US Holdings, Inc.	647	8,424
Gulfport Energy Corp.(a)	208	35,880
Helmerich & Payne, Inc.	524	9,898
Kosmos Energy Ltd.(a)	610	939
Landbridge Co. LLC - Class A	176	12,751
Nabors Industries Ltd.(a)	25	671
Northern Oil & Gas, Inc.	218	5,297
Par Pacific Holdings, Inc.(a)	1,280	18,330
Patterson-UTI Energy, Inc.	5,740	32,374
PBF Energy, Inc. - Class A	1,443	24,791
Sable Offshore Corp.(a)	624	11,644
SandRidge Energy, Inc.	960	8,746
Seadrill Ltd.(a)	105	2,157
Sitio Royalties Corp. - Class A	960	16,282
Talos Energy, Inc.(a)	924	6,357
Tamboran Resources Corp.(a)	289	5,872
Valaris Ltd.(a)	908	29,337

The accompanying notes are an integral part of these financial statements.

84

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Oil & Gas - (Continued)
Viper Energy, Inc.	849	$34,240
Vital Energy, Inc.(a)	55	780
		390,693
Oil & Gas Services - 1.0%
Archrock, Inc.	816	19,201
Aris Water Solutions, Inc. - Class A	418	10,433
Atlas Energy Solutions, Inc.(b)	787	10,648
Bristow Group, Inc.(a)	193	5,605
Civeo Corp.	272	5,165
Core Laboratories, Inc.	248	2,820
DMC Global, Inc.(a)	578	3,751
DNOW, Inc.(a)	1,248	19,806
Expro Group Holdings NV(a)	1,578	13,050
Forum Energy Technologies, Inc.(a)	464	6,798
Helix Energy Solutions Group, Inc.(a)	376	2,290
Innovex International, Inc.(a)	544	8,214
Kodiak Gas Services, Inc.	529	17,991
Liberty Energy, Inc.	316	3,634
Matrix Service Co.(a)	450	5,220
Oceaneering International, Inc.(a)	893	15,851
ProFrac Holding Corp. - Class A(a)	444	1,843
ProPetro Holding Corp.(a)	649	3,232
RPC, Inc.	930	4,399
Select Water Solutions, Inc.	872	7,429
Solaris Energy Infrastructure, Inc.	377	7,970
TETRA Technologies, Inc.(a)	1,031	2,938
Tidewater, Inc.(a)(b)	537	19,434
		197,722
Packaging & Containers - 0.2%
Ardagh Metal Packaging SA	2,224	8,251
O-I Glass, Inc.(a)	722	9,141
Ranpak Holdings Corp.(a)	300	1,233
TriMas Corp.	465	11,183
		29,808
Pharmaceuticals - 1.7%
ACELYRIN, Inc.(a)	1,644	4,061
AdaptHealth Corp.(a)	1,152	9,804
Agios Pharmaceuticals, Inc.(a)	309	9,174
Akebia Therapeutics, Inc.(a)	2,593	6,249
Amneal Pharmaceuticals, Inc.(a)	1,408	10,785
Amphastar Pharmaceuticals, Inc.(a)	144	3,515
Amylyx Pharmaceuticals, Inc.(a)	1,050	5,366
Aquestive Therapeutics, Inc.(a)	705	2,062
Arvinas, Inc.(a)	124	1,193

The accompanying notes are an integral part of these financial statements.

85

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Pharmaceuticals - (Continued)
Assertio Holdings, Inc.(a)	3,744	$2,432
Catalyst Pharmaceuticals, Inc.(a)	960	23,318
Corbus Pharmaceuticals Holdings, Inc.(a)	585	4,370
CorMedix, Inc.(a)	320	2,941
Enanta Pharmaceuticals, Inc.(a)	759	4,622
Enliven Therapeutics, Inc.(a)	161	3,049
Fulcrum Therapeutics, Inc.(a)	1,008	3,881
Gyre Therapeutics, Inc.(a)	147	1,435
Harmony Biosciences Holdings, Inc.(a)	233	6,867
Harrow, Inc.(a)	147	3,641
Herbalife Ltd.(a)	992	7,142
Heron Therapeutics, Inc.(a)	1,200	2,904
KalVista Pharmaceuticals, Inc.(a)	449	6,183
MannKind Corp.(a)	3,264	16,451
Mirum Pharmaceuticals, Inc.(a)(b)	513	22,290
Ocular Therapeutix, Inc.(a)	1,003	8,325
ORIC Pharmaceuticals, Inc.(a)	794	4,534
Owens & Minor, Inc.(a)	1,020	7,201
Pacira BioSciences, Inc.(a)	496	13,342
Premier, Inc. - Class A	48	977
Protagonist Therapeutics, Inc.(a)	593	27,171
Rhythm Pharmaceuticals, Inc.(a)	578	37,680
scPharmaceuticals, Inc.(a)	448	1,142
Senseonics Holdings, Inc.(a)	11,792	8,781
SIGA Technologies, Inc.	914	5,045
Spyre Therapeutics, Inc.(a)	96	1,462
Supernus Pharmaceuticals, Inc.(a)	528	17,149
Vanda Pharmaceuticals, Inc.(a)	1,344	6,061
Voyager Therapeutics, Inc.(a)	1,637	5,828
Xeris Biopharma Holdings, Inc.(a)	1,808	8,263
Y-mAbs Therapeutics, Inc.(a)	838	3,562
		320,258
Pipelines - 0.3%
Excelerate Energy, Inc. - Class A	338	8,646
Golar LNG Ltd.	820	34,854
New Fortress Energy, Inc.	138	749
NextDecade Corp.(a)	1,825	13,651
Summit Midstream Corp.(a)	144	4,009
		61,909
Private Equity - 0.1%
Bridge Investment Group Holdings, Inc. - Class A	849	8,142
Patria Investments Ltd. - Class A	374	3,919
		12,061

The accompanying notes are an integral part of these financial statements.

86

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Real Estate - 0.5%
Belpointe Prep LLC(a)	81	$5,042
Compass, Inc. - Class A(a)	3,177	24,526
eXp World Holdings, Inc.	660	6,046
Five Point Holdings LLC - Class A(a)	706	3,714
Kennedy-Wilson Holdings, Inc.	816	5,222
McGrath RentCorp	240	25,601
Newmark Group, Inc. - Class A	1,810	19,892
Redfin Corp.(a)(b)	692	6,581
		96,624
Retail - 3.9%
Academy Sports & Outdoors, Inc.	616	23,211
Advance Auto Parts, Inc.(b)	528	17,276
American Eagle Outfitters, Inc.	548	5,770
America’s Car-Mart, Inc./TX(a)	288	13,657
Arko Corp.	212	853
Asbury Automotive Group, Inc.(a)	139	30,322
Biglari Holdings, Inc. - Class B(a)	33	7,686
BJ’s Restaurants, Inc.(a)	257	8,556
Bloomin’ Brands, Inc.	122	978
BlueLinx Holdings, Inc.(a)	93	6,058
Boot Barn Holdings, Inc.(a)	289	30,154
Buckle, Inc.	449	15,607
Build-A-Bear Workshop, Inc.	162	5,715
Caleres, Inc.	385	5,867
Camping World Holdings, Inc. - Class A	914	11,023
Cato Corp. - Class A	546	1,289
Cheesecake Factory, Inc.(b)	529	26,646
Clean Energy Fuels Corp.(a)	1,099	1,594
Cracker Barrel Old Country Store, Inc.	179	7,643
Denny’s Corp.(a)	1,852	6,834
Designer Brands, Inc. - Class A	314	876
Dine Brands Global, Inc.	331	6,590
EVgo, Inc.(a)	369	1,018
First Watch Restaurant Group, Inc.(a)	528	9,325
FirstCash Holdings, Inc.	417	55,861
Foot Locker, Inc.(a)	107	1,313
Genesco, Inc.(a)	264	5,122
GMS, Inc.(a)	434	31,795
Group 1 Automotive, Inc.	100	40,363
Guess?, Inc.	438	4,928
Haverty Furniture Cos., Inc.	322	5,848
J Jill, Inc.	304	4,627
Jack in the Box, Inc.	54	1,406
Kohl’s Corp.(b)	212	1,420
Kura Sushi USA, Inc. - Class A(a)	18	1,060

The accompanying notes are an integral part of these financial statements.

87

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Retail - (Continued)
La-Z-Boy, Inc.	449	$17,736
National Vision Holdings, Inc.(a)	1,377	17,006
Noodles & Co.(a)	2,449	2,400
Nordstrom, Inc.(b)	1,008	24,333
ODP Corp.(a)	80	1,094
Ollie’s Bargain Outlet Holdings, Inc.(a)	625	66,319
OneWater Marine, Inc. - Class A(a)	153	2,297
Papa John’s International, Inc.	401	13,847
Patrick Industries, Inc.	192	14,780
PC Connection, Inc.	128	7,941
Portillo’s, Inc. - Class A(a)	513	5,304
PriceSmart, Inc.	256	25,981
Sally Beauty Holdings, Inc.(a)	1,353	11,013
Shake Shack, Inc. - Class A(a)	228	20,005
Signet Jewelers Ltd.	448	26,566
Sonic Automotive, Inc. - Class A	145	8,804
Sweetgreen, Inc. - Class A(a)	554	10,792
Urban Outfitters, Inc.(a)	455	24,015
Vera Bradley, Inc.(a)	2,278	4,442
Victoria’s Secret & Co.(a)	275	5,170
Warby Parker, Inc. - Class A(a)	665	10,979
Wendy’s Co.	818	10,225
Winmark Corp.	49	17,641
Zumiez, Inc.(a)	128	1,498
		748,479
Savings & Loans - 1.2%
Axos Financial, Inc.(a)	528	33,517
Banc of California, Inc.	1,504	20,274
Capitol Federal Financial, Inc.	1,441	8,170
Flagstar Financial, Inc.	3,040	35,598
Flushing Financial Corp.	397	4,752
Home Bancorp, Inc.	225	11,327
Northwest Bancshares, Inc.	612	7,558
Pacific Premier Bancorp, Inc.	960	19,526
Provident Financial Services, Inc.	1,264	20,692
Timberland Bancorp, Inc./WA	321	9,868
WaFd, Inc.	704	20,085
WSFS Financial Corp.	561	28,920
		220,287
Semiconductors - 1.4%
ACM Research, Inc. - Class A(a)	386	7,515
Alpha & Omega Semiconductor Ltd.(a)	90	1,695
Ambarella, Inc.(a)	199	9,550
Arteris, Inc.(a)	711	4,735

The accompanying notes are an integral part of these financial statements.

88

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Semiconductors - (Continued)
Atomera, Inc.(a)(b)	713	$3,130
Axcelis Technologies, Inc.(a)	640	31,347
Blaize Holdings, Inc.(a)	1,264	3,059
CEVA, Inc.(a)	276	7,234
Cohu, Inc.(a)	77	1,232
Diodes, Inc.(a)	205	7,872
FormFactor, Inc.(a)	178	5,009
Impinj, Inc.(a)	12	1,106
IPG Photonics Corp.(a)	256	15,332
Kulicke & Soffa Industries, Inc.	410	13,214
MaxLinear, Inc.(a)	568	5,674
Navitas Semiconductor Corp.(a)	4,178	8,064
Ouster, Inc.(a)	496	3,685
Penguin Solutions, Inc.(a)	397	6,777
Photronics, Inc.(a)	656	11,985
Power Integrations, Inc.	727	35,710
SEALSQ Corp.(a)	1,013	2,462
Semtech Corp.(a)	322	10,062
Silicon Laboratories, Inc.(a)	354	36,023
SiTime Corp.(a)	92	13,511
SkyWater Technology, Inc.(a)	562	3,985
Synaptics, Inc.(a)	235	13,080
Ultra Clean Holdings, Inc.(a)	71	1,328
Veeco Instruments, Inc.(a)	450	8,415
		272,791
Software - 6.1%
8x8, Inc.(a)	1,361	2,409
ACI Worldwide, Inc.(a)	610	32,550
ACV Auctions, Inc. - Class A(a)	1,517	22,285
Adeia, Inc.	1,008	12,408
Agilysys, Inc.(a)	97	7,212
Alignment Healthcare, Inc.(a)	662	11,731
Alkami Technology, Inc.(a)	181	4,831
Amplitude, Inc. - Class A(a)	929	8,538
Appfolio, Inc. - Class A(a)	241	49,771
Appian Corp. - Class A(a)	418	12,979
Asana, Inc. - Class A(a)	632	10,200
AvePoint, Inc.(a)	881	14,404
AvidXchange Holdings, Inc.(a)	1,376	11,187
Bandwidth, Inc. - Class A(a)	289	3,589
BigBear.ai Holdings, Inc.(a)	602	2,053
BigCommerce Holdings, Inc.(a)	1,089	5,641
Blackbaud, Inc.(a)	384	23,247
BlackLine, Inc.(a)	480	22,670
Blend Labs, Inc. - Class A(a)	1,920	6,432

The accompanying notes are an integral part of these financial statements.

89

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software - (Continued)
Box, Inc. - Class A(a)	1,472	$45,956
Braze, Inc. - Class A(a)	928	28,889
C3.ai, Inc. - Class A(a)	640	14,086
Cerence, Inc.(a)	377	3,416
Clear Secure, Inc. - Class A	849	20,953
Clearwater Analytics Holdings, Inc. - Class A(a)(b)	1,806	41,068
Concentrix Corp.(b)	464	23,692
Consensus Cloud Solutions, Inc.(a)	225	4,469
CSG Systems International, Inc.	130	7,817
Digi International, Inc.(a)(b)	257	6,990
Digital Turbine, Inc.(a)	913	2,739
DigitalOcean Holdings, Inc.(a)	667	20,610
Donnelley Financial Solutions, Inc.(a)	195	9,399
DoubleVerify Holdings, Inc.(a)	595	7,890
E2open Parent Holdings, Inc. - Class A(a)	2,756	5,429
Evolent Health, Inc. - Class A(a)	994	9,801
Exodus Movement, Inc. - Class A(a)	88	3,436
Expensify, Inc. - Class A(a)	2,288	6,773
Fastly, Inc. - Class A(a)	822	4,727
Five9, Inc.(a)	284	7,140
Freshworks, Inc. - Class A(a)(b)	2,291	33,838
GigaCloud Technology, Inc. - Class A(a)	339	4,251
Ibotta, Inc. - Class A(a)	184	8,979
Innodata, Inc.(a)	241	9,115
Intapp, Inc.(a)	576	31,254
Jamf Holding Corp.(a)	731	8,458
JFrog Ltd.(a)	881	29,751
Klaviyo, Inc. - Class A(a)	562	17,107
Life360, Inc.(a)	619	26,555
LiveRamp Holdings, Inc.(a)	640	16,742
Meridianlink, Inc.(a)	385	6,510
N-able, Inc./US(a)	392	2,768
nCino, Inc.(a)(b)	548	12,714
Olo, Inc. - Class A(a)	1,665	10,323
ON24, Inc.(a)	1,217	5,696
Onestream, Inc.(a)	598	12,797
Pagaya Technologies Ltd. - Class A(a)	722	7,913
PagerDuty, Inc.(a)	928	14,393
PDF Solutions, Inc.(a)	68	1,248
Phreesia, Inc.(a)	242	6,040
Planet Labs PBC(a)	2,432	8,001
Playtika Holding Corp.	512	2,698
Porch Group, Inc.(a)	1,954	11,333
Privia Health Group, Inc.(a)	1,057	24,818
Progress Software Corp.	386	23,145

The accompanying notes are an integral part of these financial statements.

90

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software - (Continued)
PROS Holdings, Inc.(a)	274	$4,680
PubMatic, Inc. - Class A(a)	101	987
Quantum Computing, Inc.(a)(b)	920	6,201
QXO, Inc.(b)	3,329	44,409
RingCentral, Inc. - Class A(a)	480	12,240
Sapiens International Corp. NV	359	9,833
Schrodinger, Inc./United States(a)	522	13,379
SEMrush Holdings, Inc. - Class A(a)	488	5,017
Silvaco Group, Inc.(a)	988	5,256
Simulations Plus, Inc.	241	8,278
SoundHound AI, Inc. - Class A(a)	2,115	19,648
Sprout Social, Inc. - Class A(a)	481	10,058
Teradata Corp.(a)	561	12,062
Verint Systems, Inc.(a)	832	14,677
Veritone, Inc.(a)	486	991
Vertex, Inc. - Class A(a)	400	16,012
Vimeo, Inc.(a)	2,160	10,886
Weave Communications, Inc.(a)	317	3,360
Workiva, Inc.(a)	412	31,011
Yext, Inc.(a)	848	5,766
Zeta Global Holdings Corp. - Class A(a)	1,293	16,887
ZoomInfo Technologies, Inc.(a)	3,098	26,519
		1,154,021
Telecommunications - 1.7%
A10 Networks, Inc.	657	10,827
ADTRAN Holdings, Inc.(a)	1,152	8,824
Applied Digital Corp.(a)(b)	1,031	4,681
AST SpaceMobile, Inc.(a)(b)	1,339	31,078
BlackSky Technology, Inc.(a)	585	4,891
Calix, Inc.(a)	736	30,110
Clearfield, Inc.(a)	160	4,587
CommScope Holding Co., Inc.(a)	1,889	7,065
DigitalBridge Group, Inc.	535	4,494
EchoStar Corp. - Class A(a)	950	21,356
Extreme Networks, Inc.(a)	1,080	14,213
Globalstar, Inc.(a)	434	8,338
Gogo, Inc.(a)	2,016	15,261
Harmonic, Inc.(a)	636	5,711
IDT Corp. - Class B	209	10,502
InterDigital, Inc.(b)	209	42,009
Iridium Communications, Inc.	614	14,816
Powerfleet, Inc. NJ(a)	1,812	9,132
Ribbon Communications, Inc.(a)	2,065	6,629
Spok Holdings, Inc.	304	4,359
Telephone and Data Systems, Inc.	848	31,792

The accompanying notes are an integral part of these financial statements.

91

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Telecommunications - (Continued)
United States Cellular Corp.(a)	96	$6,591
Viasat, Inc.(a)	1,040	9,641
Viavi Solutions, Inc.(a)	2,048	21,668
		328,575
Textiles - 0.1%
UniFirst Corp./MA	128	22,844
Transportation - 1.4%
ArcBest Corp.	119	6,964
Costamare, Inc.	644	6,008
CryoPort, Inc.(a)	679	3,789
DHT Holdings, Inc.	761	8,135
Euroseas Ltd.	144	4,483
Frontline PLC	1,241	20,861
Global Ship Lease, Inc. - Class A	178	3,830
Golden Ocean Group Ltd.	768	5,929
Hub Group, Inc. - Class A	573	18,101
International Seaways, Inc.	229	7,777
Marten Transport Ltd.	1,233	15,832
Matson, Inc.	386	42,109
Navigator Holdings Ltd.	1,568	19,898
Nordic American Tankers Ltd.	1,329	3,402
Radiant Logistics, Inc.(a)	705	4,124
RXO, Inc.(a)(b)	288	4,058
Safe Bulkers, Inc.	1,840	6,238
Schneider National, Inc. - Class B	432	9,284
Scorpio Tankers, Inc.	368	13,870
SFL Corp. Ltd.	3,554	29,214
Star Bulk Carriers Corp.(b)	682	10,053
StealthGas, Inc.(a)	2,001	10,765
Teekay Tankers Ltd. – Class A	185	7,875
Universal Logistics Holdings, Inc.	32	696
Werner Enterprises, Inc.	481	11,861
		275,156
Trucking & Leasing - 0.2%
GATX Corp.	192	28,024
Greenbrier Cos., Inc.	320	13,575
		41,599
Water - 0.4%
American States Water Co.	320	25,955
California Water Service Group	480	24,312
Global Water Resources, Inc.	560	5,841

The accompanying notes are an integral part of these financial statements.

92

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Water - (Continued)
Middlesex Water Co.	145	$9,152
SJW Group	177	10,043
		75,303
TOTAL COMMON STOCKS (Cost $16,672,745)		15,789,243
REAL ESTATE INVESTMENT TRUSTS - COMMON - 7.0%
Commercial Services - 0.3%
CoreCivic, Inc.(a)	1,200	27,168
GEO Group, Inc.(a)	1,013	31,687
		58,855
Investment Companies - 0.1%
HA Sustainable Infrastructure Capital, Inc.	1,168	29,176
REITS - 6.6%
Acadia Realty Trust	1,024	19,558
Alexander & Baldwin, Inc.	705	12,112
Alexander’s, Inc.	33	6,811
Alpine Income Property Trust, Inc.	544	8,405
American Healthcare REIT, Inc.	1,106	35,702
Apartment Investment and Management Co. - Class A	2,177	17,220
Apollo Commercial Real Estate Finance, Inc.	3,281	30,743
Apple Hospitality REIT, Inc.	1,667	19,621
Arbor Realty Trust, Inc.	2,033	23,440
Armada Hoffler Properties, Inc.	567	3,839
ARMOUR Residential REIT, Inc.	432	7,115
Blackstone Mortgage Trust, Inc. - Class A	1,185	22,574
BrightSpire Capital, Inc.	1,440	7,214
Broadstone Net Lease, Inc.	1,665	26,940
CareTrust REIT, Inc.	1,584	46,364
CBL & Associates Properties, Inc.	432	10,139
Centerspace	113	6,821
Chimera Investment Corp.	960	11,846
Claros Mortgage Trust, Inc.	1,437	3,535
Community Healthcare Trust, Inc.	449	7,669
COPT Defense Properties	912	23,812
CTO Realty Growth, Inc.	544	9,939
Curbline Properties Corp.	832	19,044
DiamondRock Hospitality Co.	2,496	18,321
Diversified Healthcare Trust	1,483	3,352
Douglas Emmett, Inc.	1,472	20,358
Dynex Capital, Inc.	689	8,495
Easterly Government Properties, Inc.	154	3,102
Ellington Financial, Inc.(b)	993	12,939
Elme Communities	1,120	17,438

The accompanying notes are an integral part of these financial statements.

93

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - COMMON (Continued)
REITS - (Continued)
Empire State Realty Trust, Inc. - Class A	1,920	$13,670
EPR Properties	592	29,298
Essential Properties Realty Trust, Inc.	2,176	70,002
Farmland Partners, Inc.	736	7,404
Four Corners Property Trust, Inc.	978	27,335
Gladstone Land Corp.	720	7,150
Highwoods Properties, Inc.	848	24,117
Hudson Pacific Properties, Inc.	1,844	3,780
Innovative Industrial Properties, Inc.	128	6,952
InvenTrust Properties Corp.	384	10,698
KKR Real Estate Finance Trust, Inc.	688	6,364
Ladder Capital Corp.	1,153	12,037
LXP Industrial Trust(b)	4,530	35,742
Macerich Co.	2,242	32,868
Medical Properties Trust, Inc.	4,165	22,991
National Health Investors, Inc.	183	13,848
National Storage Affiliates Trust	324	12,053
NET Lease Office Properties(a)	176	5,320
NETSTREIT Corp.(b)	832	13,537
NexPoint Residential Trust, Inc.	273	10,177
One Liberty Properties, Inc.	368	8,979
Orchid Island Capital, Inc.	977	6,986
Outfront Media, Inc.(b)	1,606	24,299
Paramount Group, Inc.	1,713	7,349
Park Hotels & Resorts, Inc.	1,703	16,928
Pebblebrook Hotel Trust	946	8,561
Phillips Edison & Co., Inc.(b)	1,265	43,895
Piedmont Office Realty Trust, Inc. - Class A	945	5,585
Postal Realty Trust, Inc. - Class A	689	9,122
PotlatchDeltic Corp.	608	23,341
Ready Capital Corp.	2,522	11,223
RLJ Lodging Trust	1,122	7,865
Sabra Health Care REIT, Inc.	2,161	38,574
Saul Centers, Inc.	257	8,404
Service Properties Trust	5,802	10,444
Sila Realty Trust, Inc.	307	7,908
SL Green Realty Corp.	657	34,565
Summit Hotel Properties, Inc.	1,737	7,070
Sunstone Hotel Investors, Inc.	2,481	20,692
Tanger, Inc.(b)	1,280	40,333
TPG RE Finance Trust, Inc.	720	5,501
UMH Properties, Inc.	1,136	20,073
Uniti Group, Inc.	2,544	12,516
Urban Edge Properties	1,536	27,755

The accompanying notes are an integral part of these financial statements.

94

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - COMMON (Continued)
REITS - (Continued)
Veris Residential, Inc.	544	$8,443
Xenia Hotels & Resorts, Inc.	597	6,376
		1,252,598
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $1,444,518)		1,340,629

	Notional Amount	Contracts
PURCHASED OPTIONS - 6.3%(a)
Put Options - 6.3%
iShares Russell 2000 ETF(d)(e)(f)
Expiration: 06/30/2025; Exercise Price: $195.00	$4,520,752	232	194,184
Expiration: 09/30/2025; Exercise Price: $200.00	4,579,210	235	368,715
Expiration: 12/31/2025; Exercise Price: $200.00	4,657,154	239	392,916
Expiration: 03/31/2026; Exercise Price: $180.00	4,988,416	256	238,592
TOTAL PURCHASED OPTIONS (Cost $787,088)			1,194,407

	Shares
RIGHTS - 0.0%(c)
Internet - 0.0%(c)
Gen Digital, Inc., Expires 04/17/2026, Exercise Price $23.00(a)	33	173
TOTAL RIGHTS (Cost $138)		173
	Units
SHORT-TERM INVESTMENTS - 4.4%
Investments Purchased with Proceeds from Securities Lending - 4.4%
Mount Vernon Liquid Assets Portfolio, LLC, 4.47%(g)	835,388	835,388
TOTAL SHORT-TERM INVESTMENTS (Cost $835,388)		835,388
TOTAL INVESTMENTS - 100.6% (Cost $19,739,877)		$19,159,840
Money Market Deposit Account - 4.0%(h)		764,677
Liabilities in Excess of Other Assets - (4.6)%		(882,215)
TOTAL NET ASSETS - 100.0%		$19,042,302

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

95

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2025. The fair value of these securities was $794,059 which represented 4.2% of net assets.
(c)	Represents less than 0.05% of net assets.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(g)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
(h)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

96

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.5)%
Call Options - (0.5)%
Russell 2000 IndexCounterparty:
Expiration: 05/02/2025; Exercise Price: $1,980.00(a)(b)	$(7,070,828)	(36)	$(49,248)
Expiration: 05/07/2025; Exercise Price: $2,015.00	(5,892,357)	(30)	(30,300)
Expiration: 05/12/2025; Exercise Price: $2,045.00	(6,088,769)	(31)	(19,065)
Total Call Options			(98,613)
TOTAL WRITTEN OPTIONS (Premiums received $100,349)			$(98,613)

Percentages are stated as a percentof net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Common Stocks	$15,789,243	82.9%
Real Estate Investment Trusts - Common	1,340,629	7.0
Purchased Options	1,194,407	6.3
Written Options	(98,613)	(0.5)
Rights	173	0.0
Money Market Deposit Account	764,677	4.0
Investments Purchased with Proceeds from Securities Lending	835,388	4.4
Liabilities in Excess of Other Assets	(783,602)	(4.1)
	$19,042,302	100.0%

The accompanying notes are an integral part of these financial statements.

97

Innovator Uncapped Accelerated U.S. Equity ETF
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 105.2%(a)
Call Options - 105.2%
SPDR S&P 500 ETF Trust(b)(c)(d)
Expiration: 06/30/2025; Exercise Price: $5.49	$8,539,916	154	$8,422,439
Expiration: 06/30/2025; Exercise Price: $571.43	14,695,310	265	286,332
Expiration: 09/30/2025; Exercise Price: $5.79	9,427,180	170	9,291,187
Expiration: 09/30/2025; Exercise Price: $602.45	16,303,476	294	290,049
Expiration: 12/31/2025; Exercise Price: $5.88	9,260,818	167	9,080,635
Expiration: 12/31/2025; Exercise Price: $615.38	16,137,114	291	371,959
Expiration: 03/31/2026; Exercise Price: $5.62	8,595,370	155	8,418,685
Expiration: 03/31/2026; Exercise Price: $587.36	13,863,500	250	797,028
TOTAL PURCHASED OPTIONS (Cost $42,160,343)			36,958,314
TOTAL INVESTMENTS - 105.2% (Cost $42,160,343)			$36,958,314
Money Market Deposit Account - 0.5%(e)			158,823
Liabilities in Excess of Other Assets - (5.7)%			(1,986,804)
TOTAL NET ASSETS - 100.0%			$35,130,333

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

98

Innovator Uncapped Accelerated U.S. Equity ETF
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.6)%
Call Options - (5.6)%
SPDR S&P 500 ETF Trust(a)(b)
Expiration: 06/30/2025; Exercise Price: $544.24	$(8,539,916)	(154)	$(415,921)
Expiration: 09/30/2025; Exercise Price: $573.78	(9,427,180)	(170)	(383,233)
Expiration: 12/31/2025; Exercise Price: $586.10	(9,260,818)	(167)	(422,091)
Expiration: 03/31/2026; Exercise Price: $559.41	(8,595,370)	(155)	(736,681)
Total Call Options			(1,957,926)
TOTAL WRITTEN OPTIONS (Premiums received $3,069,663)			$(1,957,926)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$36,958,314	105.2%
Written Options	(1,957,926)	(5.6)
Money Market Deposit Account	158,823	0.5
Liabilities in Excess of Other Assets	(28,878)	(0.1)
	$35,130,333	100.0%

The accompanying notes are an integral part of these financial statements.

99

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
April 30, 2025 (Unaudited)

	Innovator Buffer Step-Up Strategy ETF	Innovator Deepwater Frontier Tech ETF	Innovator Equity Managed Floor ETF	Innovator Equity Premium Income - Daily PutWrite ETF	Innovator Gradient Tactical Rotation Strategy ETF
ASSETS:
Investments, at value	$57,689,328	$84,202,043	$805,375,240	$4,864,708	$79,726,104
Receivable for investments sold	59,575,545	—	—	151	—
Cash - interest bearing deposit account	77,910	282,546	20,708,101	212,838	167,702
Interest receivable	336	901	54,738	328	696
Deposit at broker for other investments	199	—	—	—	—
Cash	—	—	306,658	1,283,000	—
Dividends receivable	—	8,763	467,699	1,386	59,715
Dividend tax reclaims receivable	—	—	1,978	13	93,821
Security lending income receivable	—	903	2,655	—	664
Prepaid expenses and other assets	—	—	—	—	17,406
Total assets	117,343,318	84,495,156	826,917,069	6,362,424	80,066,108
LIABILITIES:
Written option contracts, at value	3,177,600	—	7,907,326	140	—
Payable for investments purchased	59,475,591	—	—	1,432,617	—
Payable to adviser	48,042	40,714	542,874	3,227	52,293
Broker Commissions on in-kind transactions payable	3,093	—	—	—	—
Distributions payable	—	—	—	39,037	—
Payable upon return of securities loaned	—	7,427,373	22,775,683	—	5,876,581
Due to broker	—	—	7,959	9,333	—
Total liabilities	62,704,326	7,468,087	31,233,842	1,484,354	5,928,874
NET ASSETS	$54,638,992	$77,027,069	$795,683,227	$4,878,070	$74,137,234
Net Assets Consists of:
Paid-in capital	$57,054,634	$103,037,865	$771,364,910	$5,047,880	$113,033,269
Total distributable earnings/ (accumulated losses)	(2,415,642)	(26,010,796)	24,318,317	(169,810)	(38,896,035)
Total net assets	$54,638,992	$77,027,069	$795,683,227	$4,878,070	$74,137,234
Net assets	$54,638,992	$77,027,069	$795,683,227	$4,878,070	$74,137,234
Shares issued and outstanding(a)	1,700,000	1,600,001	25,300,000	200,000	3,100,000
Net asset value per share	$32.14	$48.14	$31.45	$24.39	$23.92
Cost:
Investments, at cost	$57,694,102	$79,487,001	$775,155,640	$4,888,454	$80,606,174
PROCEEDS:
Written options premium received	$3,172,738	$—	$3,495,930	$421	$—
Loaned Securities:
at value (included in investments)	$—	$7,010,307	$22,402,119	$—	$5,737,794

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

100

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
April 30, 2025 (Unaudited)(Continued)

	Innovator Hedged Nasdaq-100 ETF	Innovator IBD 50 ETF	Innovator IBD Breakout Opportunities ETF	Innovator Laddered Allocation Buffer ETF	Innovator Laddered Allocation Power Buffer ETF
ASSETS:
Investments, at value	$10,402,885	$71,903,202	$12,296,418	$—	$5,913,425
Investments in affiliates, at value	—	—	—	205,577,058	576,957,097
Cash - interest bearing deposit account	13,967	131,318	75,665	422,249	1,097,201
Cash	8,454	—	—	—	—
Dividends receivable	1,125	43,770	10,276	—	—
Deposit at broker for other investments	259	—	—	—	—
Security lending income receivable	76	2,777	752	4,713	19,332
Interest receivable	37	1,709	184	1,092	3,322
Dividend tax reclaims receivable	—	7,548	2,566	—	—
Prepaid expenses and other assets	—	63	—	—	—
Total assets	10,426,803	72,090,387	12,385,861	206,005,112	583,990,377
LIABILITIES:
Written option contracts, at value	195,150	—	—	—	—
Payable upon return of securities loaned	623,106	11,101,038	618,156	—	5,913,425
Payable to adviser	5,909	20,185	7,579	16,624	46,112
Payable for expense and other liabilities	—	53,704	—	—	—
Total liabilities	824,165	11,174,927	625,735	16,624	5,959,537
NET ASSETS	$9,602,638	$60,915,460	$11,760,126	$205,988,488	$578,030,840
Net Assets Consists of:
Paid-in capital	$9,621,559	$375,484,265	$22,870,437	$190,203,866	$561,704,066
Total distributable earnings/ (accumulated losses)	(18,921)	(314,568,805)	(11,110,311)	15,784,622	16,326,774
Total net assets	$9,602,638	$60,915,460	$11,760,126	$205,988,488	$578,030,840
Net assets	$9,602,638	$60,915,460	$11,760,126	$205,988,488	$578,030,840
Shares issued and outstanding(a)	375,000	2,250,000	350,000	6,600,000	13,150,000
Net asset value per share	$25.61	$27.07	$33.60	$31.21	$43.96
Cost:
Investments, at cost	$10,848,456	$66,965,233	$12,122,211	$—	$5,913,425
Investments in affiliates, at cost	$—	$—	$—	$191,461,648	$535,881,972
PROCEEDS:
Written options premium received	$247,231	$—	$—	$—	$—
Loaned Securities:
at value (included in investments)	$607,948	$10,254,251	$604,982	$—	$5,785,397

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

101

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
April 30, 2025 (Unaudited)(Continued)

	Innovator Nasdaq-100 Managed Floor ETF	Innovator Power Buffer Step-Up Strategy ETF	Innovator S&P Investment Grade Preferred ETF	Innovator U.S. Small Cap Managed Floor ETF	Innovator Uncapped Accelerated U.S. Equity ETF
ASSETS:
Investments, at value	$284,006,039	$105,839,388	$89,517,149	$19,159,840	$36,958,314
Cash - interest bearing deposit account	9,482,522	121,717	648,713	764,677	158,823
Cash	197,768	—	—	52,389	—
Dividends receivable	29,002	—	30,448	5,770	—
Interest receivable	27,353	354	1,048	5,515	439
Security lending income receivable	1,437	—	4,760	600	—
Deposit at broker for other investments	302	200	—	—	199
Dividend tax reclaims receivable	—	—	—	46	–
Total assets	293,744,423	105,961,659	90,202,118	19,988,837	37,117,775
LIABILITIES:
Written option contracts, at value	3,330,320	2,316,205	—	98,613	1,957,926
Payable upon return of securities loaned	7,411,345	—	3,277,525	835,388	—
Payable to adviser	194,732	76,498	33,190	12,499	25,099
Distributions payable	—	—	445,500	—	—
Broker Commissions on in-kind transactions payable	—	—	—	—	4,417
Due to broker	—	—	—	35	—
Total liabilities	10,936,397	2,392,703	3,756,215	946,535	1,987,442
NET ASSETS	$ 282,808,026	$103,568,956	$86,445,903	$19,042,302	$35,130,333
Net Assets Consists of:
Paid-in capital	$279,646,048	$105,139,989	$136,276,459	$20,339,128	$43,992,630
Total distributable earnings/ (accumulated losses)	3,161,978	(1,571,033)	(49,830,556)	(1,296,826)	(8,862,297)
Total net assets	$ 282,808,026	$103,568,956	$86,445,903	$19,042,302	$35,130,333
Net assets	$282,808,026	$103,568,956	$86,445,903	$19,042,302	$35,130,333
Shares issued and outstanding(a)	10,250,000	3,300,000	4,950,000	800,000	950,000
Net asset value per share	$27.59	$31.38	$17.46	$23.80	$36.98
Cost:
Investments, at cost	$270,850,712	$119,143,088	$103,752,347	$19,739,877	$42,160,343
PROCEEDS:
Written options premium received	$1,518,499	$1,391,359	$—	$100,349	$3,069,663
Loaned Securities:
at value (included in investments)	$7,278,859	$—	$3,165,843	$794,059	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

102

INNOVATOR ETFs TRUST
STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2025 (Unaudited)

	Innovator Buffer Step-Up Strategy ETF	Innovator Deepwater Frontier Tech ETF	Innovator Equity Managed Floor ETF	Innovator Equity Premium Income - Daily PutWrite ETF(a)	Innovator Gradient Tactical Rotation Strategy ETF
INVESTMENT INCOME:
Dividend income	$—	$129,652	$4,208,842	$3,051	$800,231
Less: Dividend withholding taxes	—	(9,801)	—	—	(25,239)
Less: Issuance fees	—	—	(92)	—	(2,216)
Interest income	2,117	4,859	233,204	41,039	13,398
Securities lending income	—	6,557	27,379	—	3,446
Total investment income	2,117	131,267	4,469,333	44,090	789,620
EXPENSES:
Investment advisory fee	308,093	247,296	2,955,307	4,380	451,164
Total expenses	308,093	247,296	2,955,307	4,380	451,164
NET INVESTMENT INCOME/(LOSS)	(305,976)	(116,029)	1,514,026	39,710	338,456
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(7,929,744)	1,663,841	(22,375,050)	(100,480)	(16,560,814)
In-kind redemptions	8,775,959	—	12,782,437	764	(731,760)
Written option contracts expired or closed	(876,860)	—	16,448,664	(35,953)	—
Foreign currency translation	—	(6,711)	—	—	(220,582)
Net realized gain (loss)	(30,645)	1,657,130	6,856,051	(135,669)	(17,513,156)
Net change in unrealized appreciation (depreciation) on:
Investments	364,348	(6,837,516)	(15,394,770)	(23,746)	8,549,371
Written option contracts	(57,555)	—	(5,643,558)	281	—
Foreign currency translation	—	135	—	—	11,126
Net change in unrealized appreciation (depreciation)	306,793	(6,837,381)	(21,038,328)	(23,465)	8,560,497
Net realized and unrealized gain (loss)	276,148	(5,180,251)	(14,182,277)	(159,134)	(8,952,659)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(29,828)	$(5,296,280)	$(12,668,251)	$(119,424)	$(8,614,203)

(a)	Inception Date of the Fund was March 13, 2025.
The accompanying notes are an integral part of these financial statements.

103

INNOVATOR ETFs TRUST
STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2025 (Unaudited)(Continued)

	Innovator Hedged Nasdaq-100 ETF	Innovator IBD 50 ETF	Innovator IBD Breakout Opportunities ETF	Innovator Laddered Allocation Buffer ETF	Innovator Laddered Allocation Power Buffer ETF
INVESTMENT INCOME:
Dividend income	$35,204	$109,511	$61,357	$—	$—
Less: Dividend withholding taxes	(76)	(3,708)	(1,961)	—	—
Less: Issuance fees	(15)	(13)	(7)	—	—
Interest income	169	6,244	1,181	4,796	17,706
Securities lending income	194	23,656	3,736	43,126	138,683
Total investment income	35,476	135,690	64,306	47,922	156,389
EXPENSES:
Investment advisory fee	35,543	244,680	53,537	97,275	270,006
Fund administration and accounting fees	—	31,441	—	—	—
Compliance fees	—	454	—	—	—
Custodian fees	—	7,083	—	—	—
Legal fees	—	13,308	—	—	—
Audit fees	—	7,421	—	—	—
Reports to shareholders	—	8,683	—	—	—
Trustees’ fees	—	1,721	—	—	—
Other expenses and fees	—	57,633	—	—	—
Total expenses	35,543	372,424	53,537	97,275	270,006
Expense reimbursement by Adviser	—	(92,790)	—	—	—
Net expenses	35,543	279,634	53,537	97,275	270,006
NET INVESTMENT INCOME/(LOSS)	(67)	(143,944)	10,769	(49,353)	(113,617)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(136,224)	(2,296,373)	(468,245)	—	—
Investments in affiliates	—	—	—	(93,189)	(150,435)
In-kind redemptions	435,926	1,435,736	—	1,881,455(a)	14,386,012(a)
Written option contracts expired or closed	147,625	—	—	—	—
Foreign currency translation	—	(193)	—	—	—
Net realized gain (loss)	447,327	(860,830)	(468,245)	1,788,266	14,235,577
Net change in unrealized appreciation (depreciation) on:
Investments	(437,083)	872,119	(493,893)	—	—
Investments in affiliates	—	—	—	(5,581,846)	(16,613,537)
Written option contracts	12,511	—	—	—	—
Foreign currency translation	—	84	—	—	—
Net change in unrealized appreciation (depreciation)	(424,572)	872,203	(493,893)	(5,581,846)	(16,613,537)
Net realized and unrealized gain (loss)	22,755	11,373	(962,138)	(3,793,580)	(2,377,960)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$22,688	$(132,571)	$(951,369)	$(3,842,933)	$(2,491,577)

(a)	Includes realized gain from affiliates.
The accompanying notes are an integral part of these financial statements.

104

INNOVATOR ETFs TRUST
STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2025 (Unaudited)(Continued)

	Innovator Nasdaq-100 Managed Floor ETF	Innovator Power Buffer Step-Up Strategy ETF	Innovator S&P Investment Grade Preferred ETF	Innovator U.S. Small Cap Managed Floor ETF	Innovator Uncapped Accelerated U.S. Equity ETF
INVESTMENT INCOME:
Dividend income	$954,973	$—	$2,912,605	$93,475	$—
Less: Dividend withholding taxes	(6,717)	—	—	(234)	—
Less: Issuance fees	—	—	—	(1)	—
Interest income	149,509	2,358	6,040	7,363	3,207
Securities lending income	4,366	—	60,211	1,848	—
Total investment income	1,102,131	2,358	2,978,856	102,451	3,207
EXPENSES:
Investment advisory fee	1,162,660	461,477	227,505	52,489	186,905
Total expenses	1,162,660	461,477	227,505	52,489	186,905
NET INVESTMENT INCOME/(LOSS)	(60,529)	(459,119)	2,751,351	49,962	(183,698)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(15,254,386)	(23,512)	(2,500,561)	(1,147,639)	(4,509,038)
In-kind redemptions	6,298,073	15,912,486	140,216	—	2,479,164
Written option contracts expired or closed	8,075,189	(1,129)	—	467,117	58,255
Net realized gain (loss)	(881,124)	15,887,845	(2,360,345)	(680,522)	(1,971,619)
Net change in unrealized appreciation (depreciation) on:
Investments	901,799	(12,704,789)	(7,151,188)	(671,959)	(4,797,153)
Written option contracts	(2,452,533)	(1,100,872)	—	(10,521)	1,788,134
Net change in unrealized appreciation (depreciation)	(1,550,734)	(13,805,661)	(7,151,188)	(682,480)	(3,009,019)
Net realized and unrealized gain (loss)	(2,431,858)	2,082,184	(9,511,533)	(1,363,002)	(4,980,638)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,492,387)	$1,623,065	$(6,760,182)	$(1,313,040)	$(5,164,336)

The accompanying notes are an integral part of these financial statements.

105

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Innovator Buffer Step-Up Strategy ETF		Innovator Deepwater Frontier Tech ETF
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(305,976)	$(486,346)	$(116,029)	$(186,751)
Net realized gain (loss)	(30,645)	11,977,064	1,657,130	4,281,347
Net change in unrealized appreciation (depreciation)	306,793	(308,098)	(6,837,381)	13,007,017
Net increase (decrease) in net assets from operations	(29,828)	11,182,620	(5,296,280)	17,101,613
CAPITAL TRANSACTIONS:
Subscriptions	169,451,780	146,080,603	25,206,830	11,186,415
Redemptions	(178,954,990)	(133,370,530)	—	(4,835,240)
ETF transaction fees (See Note 5)	2,847	9,527	3,157	9,681
Net increase (decrease) in net assets from capital transactions	(9,500,363)	12,719,600	25,209,987	6,360,856
Net increase (decrease) in net assets	(9,530,191)	23,902,220	19,913,707	23,462,469
NET ASSETS:
Beginning of the period	64,169,183	40,266,963	57,113,362	33,650,893
End of the period	$54,638,992	$64,169,183	$77,027,069	$57,113,362
SHARES TRANSACTIONS
Subscriptions	5,225,000	4,825,000	450,000	250,000
Redemptions	(5,500,000)	(4,400,000)	—	(100,000)
Total increase (decrease) in shares outstanding	(275,000)	425,000	450,000	150,000

The accompanying notes are an integral part of these financial statements.

106

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Equity Managed Floor ETF		Innovator Equity Premium Income - Daily PutWrite ETF
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025(a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$1,514,026	$1,391,890	$39,710
Net realized gain (loss)	6,856,051	(8,427,266)	(135,669)
Net change in unrealized appreciation (depreciation)	(21,038,328)	50,554,970	(23,465)
Net increase (decrease) in net assets from operations	(12,668,251)	43,519,594	(119,424)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,335,948)	(1,729,090)	(50,386)
Total distributions to shareholders	(1,335,948)	(1,729,090)	(50,386)
CAPITAL TRANSACTIONS:
Subscriptions	345,869,385	439,056,235	9,691,820
Redemptions	(49,450,730)	(64,570,675)	(4,643,940)
ETF transaction fees (See Note 5)	8	—	—
Net increase (decrease) in net assets from capital transactions	296,418,663	374,485,560	5,047,880
NET INCREASE (DECREASE) IN NET ASSETS	282,414,464	416,276,064	4,878,070
NET ASSETS:
Beginning of the period	513,268,763	96,992,699	—
End of the period	$ 795,683,227	$513,268,763	$4,878,070
SHARES TRANSACTIONS
Subscriptions	10,650,000	14,650,000	400,000
Redemptions	(1,550,000)	(2,300,000)	(200,000)
Total increase (decrease) in shares outstanding	9,100,000	12,350,000	200,000

(a)	Inception date of the Fund was March 13, 2025.
The accompanying notes are an integral part of these financial statements.

107

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Gradient Tactical Rotation Strategy ETF		Innovator Hedged Nasdaq-100 ETF
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Period Ended October 31, 2024(a)
OPERATIONS:
Net investment income (loss)	$338,456	$2,794,827	$(67)	$(1,147)
Net realized gain (loss)	(17,513,156)	47,126,167	447,327	28,736
Net change in unrealized appreciation (depreciation)	8,560,497	(6,777,455)	(424,572)	31,082
Net increase (decrease) in net assets from operations	(8,614,203)	43,143,539	22,688	58,671
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(3,057,771)	(1,616,420)	(1,906)	—
Total distributions to shareholders	(3,057,771)	(1,616,420)	(1,906)	—
CAPITAL TRANSACTIONS:
Subscriptions	—	62,202,250	5,176,575	7,534,083
Redemptions	(65,977,200)	(135,275,345)	(1,307,195)	(1,880,723)
ETF transaction fees (See Note 5)	13,019	3,619	—	445
Net increase (decrease) in net assets from capital transactions	(65,964,181)	(73,069,476)	3,869,380	5,653,805
Net increase (decrease) in net assets	(77,636,155)	(31,542,357)	3,890,162	5,712,476
NET ASSETS:
Beginning of the period	151,773,389	183,315,746	5,712,476	—
End of the period	$74,137,234	$151,773,389	$9,602,638	$5,712,476
SHARES TRANSACTIONS
Subscriptions	—	2,500,000	200,000	300,000
Redemptions	(2,650,000)	(5,350,000)	(50,000)	(75,000)
Total increase (decrease) in shares outstanding	(2,650,000)	(2,850,000)	150,000	225,000

(a)	Inception date of the Fund was August 19, 2024.
The accompanying notes are an integral part of these financial statements.

108

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator IBD 50 ETF		Innovator IBD Breakout Opportunities ETF
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(143,944)	$(226,059)	$10,769	$98,332
Net realized gain (loss)	(860,830)	18,085,495	(468,245)	2,378,646
Net change in unrealized appreciation (depreciation)	872,203	3,678,394	(493,893)	616,091
Net increase (decrease) in net assets from operations	(132,571)	21,537,830	(951,369)	3,093,069
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(647,701)	(551,275)	(79,635)	(176,880)
Total distributions to shareholders	(647,701)	(551,275)	(79,635)	(176,880)
CAPITAL TRANSACTIONS:
Subscriptions	15,652,005	15,702,010	—	—
Redemptions	(16,688,780)	(47,893,855)		(1,744,825)
ETF transaction fees (See Note 5)	—	40	—	—
Net increase (decrease) in net assets from capital transactions	(1,036,775)	(32,191,805)	—	(1,744,825)
NET INCREASE (DECREASE) IN NET ASSETS	(1,817,047)	(11,205,250)	(1,031,004)	1,171,364
NET ASSETS:
Beginning of the period	62,732,507	73,937,757	12,791,130	11,619,766
End of the period	$60,915,460	$62,732,507	$11,760,126	$12,791,130
SHARES TRANSACTIONS
Subscriptions	500,000	600,000	—	—
Redemptions	(600,000)	(1,800,000)	—	(50,000)
Total increase (decrease) in shares outstanding	(100,000)	(1,200,000)	—	(50,000)

The accompanying notes are an integral part of these financial statements.

109

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Laddered Allocation Buffer ETF		Innovator Laddered Allocation Power Buffer ETF
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(49,353)	$(43,359)	$(113,617)	$(234,760)
Net realized gain (loss)	1,788,266	2,108,387	14,235,577	21,753,111
Net change in unrealized appreciation (depreciation)	(5,581,846)	19,113,963	(16,613,537)	45,244,884
Net increase (decrease) in net assets from operations	(3,842,933)	21,178,991	(2,491,577)	66,763,235
CAPITAL TRANSACTIONS:
Subscriptions	52,764,255	95,560,050	161,057,005	231,466,895
Redemptions	(7,130,150)	(10,690,818)	(63,031,780)	(107,448,445)
Net increase (decrease) in net assets from capital transactions	45,634,105	84,869,232	98,025,225	124,018,450
Net increase (decrease) in net assets	41,791,172	106,048,223	95,533,648	190,781,685
NET ASSETS:
Beginning of the period	164,197,316	58,149,093	482,497,192	291,715,507
End of the period	$ 205,988,488	$164,197,316	$578,030,840	$482,497,192
SHARES TRANSACTIONS
Subscriptions	1,625,000	3,250,000	3,600,000	5,600,000
Redemptions	(225,000)	(375,000)	(1,400,000)	(2,550,000)
Total increase (decrease) in shares outstanding	1,400,000	2,875,000	2,200,000	3,050,000

The accompanying notes are an integral part of these financial statements.

110

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Nasdaq-100 Managed Floor ETF		Innovator Power Buffer Step-Up Strategy ETF
	Period Ended April 30, 2025 (Unaudited)	Period Ended October 31, 2024(a)	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(60,529)	$(116,895)	$(459,119)	$(755,579)
Net realized gain (loss)	(881,124)	(5,033,439)	15,887,845	15,846,030
Net change in unrealized appreciation (depreciation)	(1,550,734)	12,894,239	(13,805,661)	(406,669)
Net increase (decrease) in net assets from operations	(2,492,387)	7,743,905	1,623,065	14,683,782
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(75,430)	—	—	—
From return of capital	—	(28,037)	—	—
Total distributions to shareholders	(75,430)	(28,037)	—	—
CAPITAL TRANSACTIONS:
Subscriptions	114,800,520	209,727,440	256,908,292	101,054,980
Redemptions	(37,185,550)	(9,682,435)	(251,455,720)	(97,629,010)
ETF transaction fees (See Note 5)	—	—	1,212	4,447
Net increase (decrease) in net assets from capital transactions	77,614,970	200,045,005	5,453,784	3,430,417
Net increase (decrease) in net assets	75,047,153	207,760,873	7,076,849	18,114,199
NET ASSETS:
Beginning of the period	207,760,873	—	96,492,107	78,377,908
End of the period	$ 282,808,026	$207,760,873	$103,568,956	$96,492,107
SHARES TRANSACTIONS
Subscriptions	4,050,000	7,900,000	8,200,000	3,325,000
Redemptions	(1,350,000)	(350,000)	(7,975,000)	(3,225,000)
Total increase (decrease) in shares outstanding	2,700,000	7,550,000	225,000	100,000

(a)	Inception date of the Fund was January 24, 2024.
The accompanying notes are an integral part of these financial statements.

111

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator S&P Investment Grade Preferred ETF		Innovator U.S. Small Cap Managed Floor ETF
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Period Ended October 31, 2024(a)
OPERATIONS:
Net investment income (loss)	$2,751,351	$6,345,772	$49,962	$2,069
Net realized gain (loss)	(2,360,345)	(4,802,254)	(680,522)	(45,861)
Net change in unrealized appreciation (depreciation)	(7,151,188)	19,522,911	(682,480)	104,179
Net increase (decrease) in net assets from operations	(6,760,182)	21,066,429	(1,313,040)	60,387
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,903,484)	(6,351,047)	(44,173)	—
Total distributions to shareholders	(2,903,484)	(6,351,047)	(44,173)	—
CAPITAL TRANSACTIONS:
Subscriptions	2,777,250	10,552,465	16,577,600	3,761,525
Redemptions	(13,824,770)	(15,998,100)	—	—
ETF transaction fees (See Note 5)	—	—	3	—
Net increase (decrease) in net assets from capital transactions	(11,047,520)	(5,445,635)	16,577,603	3,761,525
NET INCREASE (DECREASE) IN NET ASSETS	(20,711,186)	9,269,747	15,220,390	3,821,912
NET ASSETS:
Beginning of the period	107,157,089	97,887,342	3,821,912	—
End of the period	$86,445,903	$107,157,089	$19,042,302	$3,821,912
SHARES TRANSACTIONS
Subscriptions	150,000	550,000	650,000	150,000
Redemptions	(750,000)	(850,000)	—	—
Total increase (decrease) in shares outstanding	(600,000)	(300,000)	650,000	150,000

(a)	Inception date of the Fund was September 16, 2024.
The accompanying notes are an integral part of these financial statements.

112

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Uncapped Accelerated U.S. Equity ETF
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(183,698)	$(185,406)
Net realized gain (loss)	(1,971,619)	8,529,515
Net change in unrealized appreciation (depreciation)	(3,009,019)	(379,225)
Net increase (decrease) in net assets from operations	(5,164,336)	7,964,884
CAPITAL TRANSACTIONS:
Subscriptions	70,498,790	89,154,948
Redemptions	(64,299,165)	(78,614,138)
ETF transaction fees (See Note 5)	9,810	9,397
Net increase (decrease) in net assets from capital transactions	6,209,435	10,550,207
NET INCREASE (DECREASE) IN NET ASSETS	1,045,099	18,515,091
NET ASSETS:
Beginning of the period	34,085,234	15,570,143
End of the period	$35,130,333	$34,085,234
SHARES TRANSACTIONS
Subscriptions	1,675,000	2,525,000
Redemptions	(1,600,000)	(2,250,000)
Total increase (decrease) in shares outstanding	75,000	275,000

The accompanying notes are an integral part of these financial statements.

113

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS

		INVESTMENT OPERATIONS			LESS Distributions FROM
For the Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions
Innovator Buffer Step-Up Strategy ETF
4/30/2025(f)	$32.49	(0.15)	(0.20)	(0.35)	—	—	—	—
10/31/2024	$25.98	(0.27)	6.77	6.50	—	—	—	—
10/31/2023	$24.04	(0.23)	2.16	1.93	—	—	—	—
10/31/2022(h)	$25.48	(0.14)	(1.32)	(1.46)	—	—	—	—
Innovator Deepwater Frontier Tech ETF
4/30/2025(f)	$49.66	(0.09)	(1.43)	(1.52)	—	—	—	—
10/31/2024	$33.65	(0.17)	16.17	16.00	—	—	—	—
10/31/2023	$29.35	(0.08)	4.38	4.30	—	—	—	—
10/31/2022	$56.02	(0.04)	(26.64)	(26.68)	—	—	—	—
10/31/2021	$37.34	(0.14)	18.81	18.67	—	—	—	—
10/31/2020	$23.70	(0.09)	13.73	13.64	—	—	—	—
Innovator Equity Managed Floor ETF
4/30/2025(f)	$31.68	0.07	(0.24)	(0.17)	(0.06)	—	—	(0.06)
10/31/2024	$25.19	0.17	6.60	6.77	(0.21)	(0.07)	—	(0.28)
10/31/2023(j)	$22.80	0.16	2.39	0.55	(0.16)	—	—	(0.16)
Innovator Equity Premium Income - Daily PutWrite ETF
4/30/2025(f)(k)	$25.00	0.23	(0.59)	(0.36)	(0.25)	—	—	(0.25)
Innovator Gradient Tactical Rotation Strategy ETF
4/30/2025(f)	$26.40	0.07	(1.96)	(1.89)	(0.59)	—	—	(0.59)
10/31/2024	$21.32	0.41	4.88	5.29	(0.21)	—	—	(0.21)
10/31/2023(l)	$25.00	0.20	(3.81)	(3.61)	(0.07)	—	—	(0.07)
Innovator Hedged Nasdaq-100 ETF
4/30/2025(f)	$25.39	—(g)	0.23	0.23	(0.01)	—	—	(0.01)
10/31/2024(m)	$25.03	(0.01)	0.37	0.36	—	—	—	—
Innovator IBD 50 ETF
4/30/2025(f)	$26.69	(0.06)	0.70	0.64	(0.26)	—	—	(0.26)
10/31/2024	$20.83	(0.07)	6.09	6.02	(0.16)	—	—	(0.16)
10/31/2023	$26.16	—(g)	(4.73)	(4.73)	(0.60)	—	—	(0.60)
10/31/2022	$50.34	0.46	(24.54)	(24.08)	(0.10)	—	—	(0.10)
10/31/2021	$35.97	0.10	14.27	14.37	—	—	—	—
10/31/2020	$33.17	0.04	2.76	2.80	—	—	—	—
Innovator IBD Breakout Opportunities ETF
4/30/2025(f)	$36.55	0.03	(2.75)	(2.72)	(0.23)	—	—	(0.23)
10/31/2024	$29.05	0.26	7.68	7.94	(0.44)	—	—	(0.44)
10/31/2023	$30.68	0.24	(1.47)	(1.23)	(0.40)	—	—	(0.40)
10/31/2022	$36.52	0.32	(6.16)	(5.84)	—	—	—	—
10/31/2021	$23.53	(0.02)	13.01	12.99	—	—	—	—
10/31/2020	$19.44	(0.03)	4.12	4.09	—	—	—	—

See footnote definitions on page 116-117.
The accompanying notes are an integral part of these financial statements.

114

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			SUPPLEMENTAL DATA AND RATIOS
ETF Transaction Fees Per Share	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets Before Expense Reimbursement/ Recoupment(d)	Ratio of Expenses to Average Net Assets After Expense Reimbursement/ Recoupment(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)(e)

0.00(g)	$32.14	−1.08%	$54,639	0.89%	0.89%	(0.88)%	—%
0.01	$32.49	25.01%	$64,169	0.89%	0.89%	(0.88)%	—%
0.01	$25.98	8.09%	$40,267	0.89%	0.89%	(0.88)%	—%
0.02	$24.04	−5.64%	$28,853	0.89%	0.89%	(0.89)%	—%

0.00(g)	$48.14	−3.06%	$77,027	0.70%	0.70%	(0.33)%	66%
0.01	$49.66	47.59%	$57,113	0.70%	0.70%	(0.37)%	165%
0.00(g)	$33.65	14.64%	$33,651	0.70%	0.70%	(0.23)%	153%
0.01	$29.35	−47.60%	$32,288	0.70%	0.70%	(0.10)%	138%
0.01	$56.02	50.01%	$78,428	0.70%	0.70%	(0.27)%	134%
0.00(g)	$37.34	57.59%	$16,805	0.70%	0.70%	(0.32)%	97%

0.00(g)	$31.45	−0.54%	$795,683	0.89%	0.89%	0.46%	8%
—	$31.68	26.97%	$513,269	0.89%	0.89%	0.55%	9%
—	$25.19	11.20%	$96,993	0.89%	0.89%	0.64%	7%

—	$24.39	−1.43%	$4,878	0.79%	0.79%	7.16%	27%

0.00(g)	$23.92	−7.23%	$74,137	0.80%	0.80%	0.60%	188%
0.00(g)	$26.40	24.91%	$151,773	0.80%	0.80%	1.57%	458%
—	$21.32	−14.48%	$183,316	0.80%	0.80%	0.94%	306%

—	$25.61	0.88%	$9,603	0.79%	0.79%	0.00%(i)	11%
0.00(g)	$25.39	1.43%	$5,712	0.79%	0.79%	(0.15)%	13%

—	$27.07	2.34%	$60,915	1.07%	0.80%	(0.41)%	721%
0.00(g)	$26.69	28.98%	$62,733	1.00%	0.80%	(0.27)%	1304%
0.00(g)	$20.83	−18.21%	$73,938	1.08%	0.80%	0.02%	1425%
—	$26.16	−47.90%	$102,043	0.97%	0.80%	1.29%	1961%
0.00(g)	$50.34	39.95%	$274,365	0.93%	0.80%	0.22%	1133%
—	$35.97	8.42%	$181,624	0.90%	0.80%	0.12%	974%

—	$33.60	−7.53%	$11,760	0.80%	0.80%	0.16%	981%
—	$36.55	27.45%	$12,791	0.80%	0.80%	0.76%	1448%
—	$29.05	−4.03%	$11,620	0.80%	0.80%	0.77%	1945%
—	$30.68	−15.98%	$13,806	0.80%	0.80%	0.92%	1980%
—	$36.52	55.18%	$14,607	0.80%	0.80%	(0.07)%	1846%
—	$23.53	21.04%	$5,883	0.80%	0.80%	(0.12)%	1637%

The accompanying notes are an integral part of these financial statements.

115

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

		INVESTMENT OPERATIONS			LESS Distributions FROM
For the Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions
Innovator Laddered Allocation Buffer ETF
4/30/2025(f)	$31.58	(0.01)	(0.36)	(0.37)	—	—	—	—
10/31/2024	$25.01	(0.01)	6.58	6.57	—	—	—	—
10/31/2023	$22.97	(0.02)	2.06	2.04	—	—	—	—
10/31/2022(n)	$24.89	(0.02)	(1.90)	(1.92)	—	—	—	—
Innovator Laddered Allocation Power Buffer ETF
4/30/2025(f)	$44.06	(0.01)	(0.09)	(0.10)	—	—	—	—
10/31/2024	$36.93	(0.02)	7.15	7.13	—	—	—	—
10/31/2023	$34.09	(0.01)	2.85	2.84	—	—	—	—
10/31/2022	$35.56	(0.02)	(1.45)	(1.47)	—	—	—	—
10/31/2021	$31.49	(0.05)	4.12	4.07	—	—	—	—
10/31/2020	$36.66	0.81	(5.26)	(4.45)	(0.72)	—	—	(0.72)
Innovator Nasdaq-100 Managed Floor ETF
4/30/2025(f)	$27.52	(0.01)	0.09	0.08	(0.01)	—	—	(0.01)
10/31/2024(o)	$25.00	(0.03)	2.56	2.53	—	—	(0.01)	(0.01)
Innovator Power Buffer Step-Up Strategy ETF
4/30/2025(f)	$31.38	(0.14)	0.14	—(g)	—	—	—	—
10/31/2024	$26.35	(0.26)	5.29	5.03	—	—	—	—
10/31/2023	$24.62	(0.23)	1.95	1.72	—	—	—	—
10/31/2022(h)	$25.67	(0.14)	(0.93)	(1.07)	—	—	—	—
Innovator S&P Investment Grade Preferred ETF
4/30/2025(f)	$19.31	0.52	(1.82)	(1.30)	(0.55)	—	—	(0.55)
10/31/2024	$16.73	1.11	2.58	3.69	(1.11)	—	—	(1.11)
10/31/2023	$17.90	0.99	(1.17)	(0.18)	(0.99)	—	—	(0.99)
10/31/2022	$24.22	1.00	(6.28)	(5.28)	(1.02)	—	(0.02)	(1.04)
10/31/2021	$24.02	1.14	0.27	1.41	(1.14)	—	(0.07)	(1.21)
10/31/2020	$24.11	1.23	(0.07)	1.16	(1.25)	—	—	(1.25)
Innovator U.S. Small Cap Managed Floor ETF
4/30/2025(f)	$25.48	0.11	(1.69)	(1.58)	(0.10)	—	—	(0.10)
10/31/2024(p)	$25.00	0.02	0.46	0.48	—	—	—	—
Innovator Uncapped Accelerated U.S. Equity ETF
4/30/2025(f)	$38.95	(0.15)	(1.83)	(1.98)	—	—	—	—
10/31/2024	$25.95	(0.27)	13.26	12.99	—	—	—	—
10/31/2023	$24.52	(0.21)	1.62	1.41	—	—	—	—
10/31/2022(q)	$26.88	(0.04)	(2.32)	(2.36)	—	—	—	—

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

116

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			SUPPLEMENTAL DATA AND RATIOS
ETF Transaction Fees Per Share	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets Before Expense Reimbursement/ Recoupment(d)	Ratio of Expenses to Average Net Assets After Expense Reimbursement/ Recoupment(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)(e)

—	$31.21	−1.16%	$205,988	0.10%	0.10%	(0.05)%	—%
—	$31.58	26.25%	$164,197	0.13%	0.10%	(0.04)%	2%
—	$25.01	8.89%	$58,149	0.20%	0.10%	(0.10)%	1%
—	$22.97	−7.72%	$26,414	0.20%	0.10%	(0.10)%	1%

—	$43.96	−0.24%	$578,031	0.10%	0.10%	(0.04)%	—%
—	$44.06	19.33%	$482,497	0.14%	0.10%	(0.06)%	1%
—	$36.93	8.31%	$291,716	0.20%	0.10%	(0.03)%	1%
—	$34.09	−4.11%	$150,015	0.20%	0.12%	(0.07)%	2%
—	$35.56	12.93%	$69,337	0.20%	0.20%	(0.14)%	1%
—	$31.49	−11.93%	$28,338	0.47%	0.47%	2.47%	750%

—	$27.59	0.29%	$282,808	0.89%	0.89%	(0.05)%	19%
—	$27.52	10.11%	$207,761	0.89%	0.89%	(0.13)%	20%

0.00(g)	$31.38	0.02%	$103,569	0.89%	0.89%	(0.89)%	—%
0.00(g)	$31.38	19.06%	$96,492	0.89%	0.89%	(0.88)%	—%
0.01	$26.35	7.04%	$78,378	0.89%	0.89%	(0.88)%	—%
0.02	$24.62	−4.08%	$33,856	0.89%	0.89%	(0.89)%	—%

—	$17.46	−6.78%	$86,446	0.47%	0.47%	5.68%	14%
—	$19.31	22.36%	$107,157	0.47%	0.47%	5.86%	33%
—	$16.73	−1.32%	$97,887	0.47%	0.47%	5.37%	28%
—	$17.90	−22.27%	$119,057	0.47%	0.47%	4.70%	46%
—	$24.22	5.97%	$222,794	0.47%	0.47%	4.70%	68%
0.00(g)	$24.02	5.04%	$127,315	0.47%	0.47%	5.15%	58%

0.00(g)	$23.80	−6.22%	$19,042	0.89%	0.89%	0.85%	22%
—	$25.48	1.92%	$3,822	0.89%	0.91%	0.55%	24%

0.01	$36.98	−5.07%	$35,130	0.79%	0.79%	(0.78)%	—%
0.01	$38.95	50.11%	$34,085	0.79%	0.79%	(0.78)%	—%
0.02	$25.95	5.85%	$15,570	0.79%	0.79%	(0.77)%	—%
0.00(g)	$24.52	−8.79%	$5,516	0.79%	0.79%	(0.78)%	—%

(f)	Unaudited.
(g)	Amount represents less than $0.005 per share.
(h)	Inception date of the Fund was March 7, 2022.
(i)	Amount represents less than 0.005%.
(j)	Inception date of the Fund was November 8, 2022.
(k)	Inception date of the Fund was March 13, 2025.
(l)	Inception date of the Fund was November 16, 2022.
(m)	Inception date of the Fund was August 19, 2024.
(n)	Inception date of the Fund was February 8, 2022.
(o)	Inception date of the Fund was January 24, 2024.
(p)	Inception date of the Fund was September 16, 2024.
(q)	Inception date of the Fund was August 10, 2022.
The accompanying notes are an integral part of these financial statements.

117

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)
1. ORGANIZATION
Innovator ETFs Trust (the “Trust”) was organized under Delaware law as a Delaware statutory trust on October 17, 2007, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust currently consists of multiple operational series, of which fifteen are covered in this report, collectively the (“Funds”):

Name	Ticker	Commencement of Operations	Tracking Index/Fund(a)
Innovator Buffer Step-Up Strategy ETF	BSTP	March 7, 2022	SPDR S&P 500® ETF Trust
Innovator Deepwater Frontier Tech ETF	LOUP	July 24, 2018	Loup Frontier Tech Index
Innovator Equity Managed Floor ETF	SFLR	November 8, 2022	SPDR S&P 500® ETF Trust
Innovator Equity Premium Income - Daily PutWrite ETF	SPUT	March 13, 2025	SPDR S&P 500® ETF Trust
Innovator Gradient Tactical Rotation Strategy ETF	IGTR	November 16, 2022	S&P Global Broad Market Index
Innovator Hedged Nasdaq-100 ETF	QHDG	August 19, 2024	Nasdaq-100 Index
Innovator IBD® 50 ETF	FFTY	April 8, 2015	IBD® 50 Index
Innovator IBD® Breakout Opportunities ETF	BOUT	September 12, 2018	IBD® Breakout Stocks Index
Innovator Laddered Allocation Buffer ETF(b)	BUFB	February 8, 2022	MerQube U.S. Large Cap Equity Buffer Laddered Index
Innovator Laddered Allocation Power Buffer ETF(c)	BUFF	October 19, 2016	Refinitiv Laddered Power Buffer Strategy Index
Innovator Nasdaq-100 Managed Floor ETF	QFLR	January 24, 2024	Nasdaq-100 Index
Innovator Power Buffer Step-Up Strategy ETF	PSTP	March 7, 2022	SPDR S&P 500® ETF Trust
Innovator S&P Investment Grade Preferred ETF	EPRF	May 23, 2016	S&P U.S. High Quality Preferred Stock Index
Innovator U.S. Small Cap Managed Floor ETF	RFLR	September 16, 2024	Russell 2000 Index
Innovator Uncapped Accelerated U.S. Equity ETF	XUSP	August 10, 2022	SPDR S&P 500® ETF Trust

(a)	Each Fund individually seeks to track their respective index or Fund, before fees and expenses.
(b)
BUFB seeks to achieve its investment objective by investing primarily in other Innovator ETFs (Affiliated Fund of Fund structure) that themselves seek investment results corresponding to their own respective underlying indexes. In addition to its own fees and expenses, BUFB will pay indirectly a proportional share of the fees and expenses of the underlying Innovator ETFs in which it invests, including advisory and administration fees (Acquired Fund Fees and Expenses).

(c)
BUFF seeks to achieve its investment objective by investing primarily in other Innovator ETFs (Affiliated Fund of Fund structure) that themselves seek investment results corresponding to their own respective underlying indexes. In addition to its own fees and expenses, BUFF will pay indirectly a proportional share of the fees and expenses of the underlying Innovator ETFs in which it invests, including advisory and administration fees (Acquired Fund Fees and Expenses). Prior to August 11, 2020, BUFF sought investment results that generally corresponded, before fees and expenses, to the Lunt Capital U.S. Large Cap Equity Rotation Index.

The operational series of the Trust covered outside of this report consist of:

Name	Ticker	Commencement of Operations	Tracking Fund
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly	TFJL	August 17, 2020	iShares 20+ Year Treasury Bond ETF
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July	TBJL	August 17, 2020	iShares 20+ Year Treasury Bond ETF
Innovator Defined Wealth Shield ETF	BALT	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator Emerging Markets 10 Buffer ETF - Quarterly	EBUF	June 28, 2024	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - April	EAPR	March 31, 2021	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - January	EJAN	December 31, 2019	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - July	EJUL	June 28, 2019	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - October	EOCT	September 30, 2021	iShares MSCI Emerging Markets ETF
Innovator Equity Defined Protection ETF - 1 Yr April	ZAPR	March 31, 2025	S&P 500® Index
Innovator Equity Defined Protection ETF - 1 Yr August	ZAUG	July 31, 2024	S&P 500® Index
Innovator Equity Defined Protection ETF - 1 Yr December	ZDEK	November 29, 2024	S&P 500® Index
Innovator Equity Defined Protection ETF - 1 Yr February	ZFEB	January 31, 2025	S&P 500® Index
Innovator Equity Defined Protection ETF - 1 Yr January	ZJAN	December 31, 2024	S&P 500® Index

118

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)

Name	Ticker	Commencement of Operations	Tracking Fund
Innovator Equity Defined Protection ETF - 1 Yr July	ZJUL	June 28, 2024	S&P 500® Index
Innovator Equity Defined Protection ETF - 1 Yr March	ZMAR	February 28, 2025	S&P 500® Index
Innovator Equity Defined Protection ETF - 1 Yr May	ZMAY	April 30, 2025	S&P 500® Index
Innovator Equity Defined Protection ETF - 1 Yr November	ZNOV	October 31, 2024	S&P 500® Index
Innovator Equity Defined Protection ETF - 1 Yr October	ZOCT	September 30, 2024	S&P 500® Index
Innovator Equity Defined Protection ETF - 1 Yr September	ZSEP	August 30, 2024	S&P 500® Index
Innovator Equity Defined Protection ETF - 2 Yr to April 2026	AAPR	March 28, 2024	S&P 500® Index
Innovator Equity Defined Protection ETF - 2 Yr to April 2027	TAPR	March 31, 2025	S&P 500® Index
Innovator Equity Defined Protection ETF - 2 Yr to January 2026	AJAN	December 29, 2023	S&P 500® Index
Innovator Equity Defined Protection ETF - 2 Yr to January 2027	TJAN	December 31, 2024	S&P 500® Index
Innovator Equity Defined Protection ETF - 2 Yr to July 2025	TJUL	July 17, 2023	S&P 500® Index
Innovator Equity Defined Protection ETF - 2 Yr to July 2026	AJUL	June 28, 2024	S&P 500® Index
Innovator Equity Defined Protection ETF - 2 Yr to October 2026	AOCT	September 30, 2024	S&P 500® Index
Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct	APOC	September 30, 2024	S&P 500® Index
Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul	JAJL	June 28, 2024	S&P 500® Index
Innovator Growth Accelerated ETF - Quarterly	XDQQ	March 31, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - April	QTAP	March 31, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - January	QTJA	December 31, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - July	QTJL	June 30, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - October	QTOC	September 30, 2021	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - April	NAPR	March 31, 2020	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - August	NAUG	July 31, 2024	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - December	NDEC	November 29, 2024	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - February	NFEB	January 31, 2025	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - January	NJAN	December 31, 2019	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - July	NJUL	June 30, 2020	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - June	NJUN	May 31, 2024	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - March	NMAR	February 28, 2025	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - May	NMAY	April 30, 2025	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - November	NNOV	October 31, 2024	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - October	NOCT	September 30, 2019	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - September	NSEP	August 30, 2024	Invesco QQQ Trust
Innovator International Developed 10 Buffer ETF - Quarterly	IBUF	June 28, 2024	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - April	IAPR	March 31, 2021	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - August	IAUG	July 31, 2024	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - December	IDEC	November 30, 2023	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - February	IFEB	January 31, 2024	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - January	IJAN	December 31, 2019	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - July	IJUL	June 28, 2019	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - June	IJUN	May 31, 2024	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - March	IMAR	February 29, 2024	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - May	IMAY	April 30, 2024	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - November	INOV	October 31, 2023	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - October	IOCT	September 30, 2021	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - September	ISEP	August 31, 2023	iShares MSCI EAFE ETF
Innovator Nasdaq-100 10 Buffer ETF - Quarterly	QBUF	June 28, 2024	Nasdaq-100 Index
Innovator Premium Income 10 Barrier ETF - July	JULD	June 30, 2023	S&P 500® Index

119

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)

Name	Ticker	Commencement of Operations	Tracking Fund
Innovator Premium Income 10 Barrier ETF - October	OCTD	September 29, 2023	S&P 500® Index
Innovator Premium Income 15 Buffer ETF - April	LAPR	March 28, 2024	SPDR S&P 500® ETF Trust
Innovator Premium Income 15 Buffer ETF - January	LJAN	December 29, 2023	SPDR S&P 500® ETF Trust
Innovator Premium Income 15 Buffer ETF - July	LJUL	June 28, 2024	SPDR S&P 500® ETF Trust
Innovator Premium Income 15 Buffer ETF - October	LOCT	September 29, 2023	SPDR S&P 500® ETF Trust
Innovator Premium Income 20 Barrier ETF - April	APRH	March 31, 2023	S&P 500® Index
Innovator Premium Income 20 Barrier ETF - January	JANH	December 29, 2023	S&P 500® Index
Innovator Premium Income 20 Barrier ETF - July	JULH	June 30, 2023	S&P 500® Index
Innovator Premium Income 20 Barrier ETF - October	OCTH	September 29, 2023	S&P 500® Index
Innovator Premium Income 30 Barrier ETF - April	APRJ	March 31, 2023	S&P 500® Index
Innovator Premium Income 30 Barrier ETF - January	JANJ	December 29, 2023	S&P 500® Index
Innovator Premium Income 30 Barrier ETF - July	JULJ	June 30, 2023	S&P 500® Index
Innovator Premium Income 30 Barrier ETF - October	OCTJ	September 29, 2023	S&P 500® Index
Innovator Premium Income 40 Barrier ETF - July	JULQ	June 30, 2023	S&P 500® Index
Innovator Premium Income 40 Barrier ETF - October	OCTQ	September 29, 2023	S&P 500® Index
Innovator Premium Income 9 Buffer ETF - July	HJUL	June 28, 2024	SPDR S&P 500® ETF Trust
Innovator Premium Income 9 Buffer ETF - October	HOCT	September 29, 2023	SPDR S&P 500® ETF Trust
Innovator U.S. Equity 10 Buffer ETF - Quarterly	ZALT	September 29, 2023	SPDR S&P 500® ETF Trust
Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly	EALT	September 29, 2023	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - April	XBAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - January	XBJA	December 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - July	XBJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - October	XBOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF - July	XDJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF - October	XDOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF - Quarterly	XDSQ	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - April	XTAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - January	XTJA	December 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - July	XTJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - October	XTOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - April	BAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - August	BAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - December	BDEC	November 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - February	BFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - January	BJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - July	BJUL	August 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - June	BJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - March	BMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - May	BMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - November	BNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - October	BOCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - September	BSEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - April	PAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - July	PJUL	August 7, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - June	PJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - October	POCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - August	PAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - December	PDEC	November 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - February	PFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - January	PJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - March	PMAR	February 28, 2020	SPDR S&P 500® ETF Trust

120

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)

Name	Ticker	Commencement of Operations	Tracking Fund
Innovator U.S. Equity Power Buffer ETF - May	PMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - November	PNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - September	PSEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - April	UAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - August	UAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - December	UDEC	November 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - February	UFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - January	UJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - July	UJUL	August 7, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - June	UJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - March	UMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - May	UMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - November	UNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - October	UOCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - September	USEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Small Cap 10 Buffer ETF - Quarterly	RBUF	June 28, 2024	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - April	KAPR	March 31, 2020	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - August	KAUG	July 31, 2024	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - December	KDEC	November 29, 2024	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - February	KFEB	January 31, 2025	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - January	KJAN	December 31, 2019	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - July	KJUL	June 30, 2020	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - June	KJUN	May 31, 2024	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - March	KMAR	February 28, 2025	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - May	KMAY	April 30, 2025	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - November	KNOV	October 31, 2024	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - October	KOCT	September 30, 2019	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - September	KSEP	August 30, 2024	iShares Russell 2000 ETF
Innovator Uncapped Bitcoin 20 Floor ETF - Quarterly	QBF	February 5, 2025	CBOE Bitcoin U.S. ETF Index

The Funds are exchange traded funds that offer one class of shares, do not charge a sales load, do not have a redemption fee and currently do not charge a 12b-1 fee to their shareholders. FFTY, LOUP, BOUT, BSTP, PSTP, SFLR, IGTR, QFLR, RFLR and SPUT list and principally trade their shares on NYSE Arca, Inc. (“NYSE”), EPRF, BUFF, BUFB and XUSP list and principally trade their shares on Cboe BZX Exchange, Inc. (“Cboe BZX”). QHDG lists and principally trades its shares on Nasdaq Global Market (“Nasdaq”).
BSTP and PSTP employ a “step-up strategy” in which the sub-adviser will seek to opportunistically manage the respective Fund’s investment exposure by periodically terminating its FLEX Options investments earlier than its one-year expiration date and immediately reset the respective Fund’s options portfolio for a new one-year period. The “step-up strategy” seeks to help a Fund’s shareholder offset the timing risks inherent in owning an options package for one year. BSTP, PSTP and XUSP do not pursue a “defined outcome strategy” or seek to achieve the full one-year investment outcomes of the options portfolio held. Unlike other Innovator ETFs that utilize a defined outcome investment strategy, they do not seek to provide shareholders with a set buffer percentage and maximum upside potential over any specified time period.
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services – Investment Companies”.

121

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Valuation: The net asset values (“NAV”) of the Funds are determined as of the close of regular trading on the NYSE (normally 4:00 p.m. ET). If the NYSE closes early on a valuation day, the Funds shall determine NAV as of that time.
Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Adviser, as the Trust’s Valuation Designee (“Valuation Designee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Funds in accordance with the Trust’s valuation procedures.
Common stocks, preferred stocks, exchange traded funds and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are valued at the investment company’s net asset value per share as provided by the underlying fund’s administrator. Fixed income securities, swaps, currency–, credit- and commodity-linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Valuation Designee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Deposit accounts are valued at acquisition cost. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Valuation Designee.
Exchange-traded option contracts (other than FLEX Option contracts) will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. OTC options are fair valued at the mean of the most recent bid and asked price, if available, and otherwise at their closing bid price. FLEX Options will be valued at a model-based price provided by the exchange on which the option is traded at the official close of that exchange’s trading date. If the exchange on which the option is traded is unable to provide a model price, FLEX Options prices will be provided by backup provider Super Derivatives. Otherwise, the value of a FLEX Option will be determined by the Valuation Designee in accordance with the Trust’s valuation procedures.
If no quotation can be obtained from a pricing service, then the Valuation Designee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Valuation Designee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Funds for which reliable market quotations are not readily available will be determined by the Valuation Designee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

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April 30, 2025 (Unaudited)(Continued)
Fair Valuation Measurement: FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under ASC Topic 820, “Fair Value Measurement” (“ASC 820”), various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following table summarizes valuation of the Funds’ investments under the fair value hierarchy as of April 30, 2025:
Innovator Buffer Step-Up Strategy ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$57,689,328	$—	$57,689,328
Total Investments	$—	$57,689,328	$—	$57,689,328
Liabilities:
Investments:
Written Options	$—	$(3,177,600)	$—	$(3,177,600)
Total Investments	$—	$(3,177,600)	$—	$(3,177,600)

Innovator Deepwater Fronti er Tech ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$76,774,670	$—	$—	$76,774,670
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	7,427,373
Total Investments	$76,774,670	$—	$—	$84,202,043

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Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
Innovator Equity Managed Floor ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$744,617,757	$—	$—	$744,617,757
Purchased Options	23,566,624	—	—	23,566,624
Real Estate Investment Trusts - Common	14,415,176	—	—	14,415,176
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	22,775,683
Total Investments	$782,599,557	$—	$—	$805,375,240
Liabilities:
Investments:
Written Options	$(7,907,326)	$—	$—	$(7,907,326)
Total Investments	$(7,907,326)	$—	$—	$(7,907,326)

Innovator Equity Premium Income - Daily PutWrite ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$2,476,169	$—	$—	$2,476,169
Corporate Bonds	—	—	905,600	905,600
Real Estate Investment Trusts - Common	50,320	—	—	50,320
U.S. Treasury Bills	—	1,432,619	—	1,432,619
Total Investments	$2,526,489	$1,432,619	$905,600	$4,864,708
Liabilities:
Investments:
Written Options	$—	$(140)	$—	$(140)
Total Investments	$—	$(140)	$—	$(140)

Innovator Gradient Tactical Rotation Strategy ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$68,960,444	$—	$—	$68,960,444
Real Estate Investment Trusts - Common	4,889,079	—	—	4,889,079
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	5,876,581
Total Investments	$73,849,523	$—	$—	$79,726,104

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Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
Innovator Hedged Nasdaq-100 ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$9,592,660	$—	$—	$9,592,660
Purchased Options	—	187,119	—	187,119
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	623,106
Total Investments	$9,592,660	$187,119	$—	$10,402,885
Liabilities:
Investments:
Written Options	$—	$(195,150)	$—	$(195,150)
Total Investments	$—	$(195,150)	$—	$(195,150)

Innovator IBD 50 ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$60,802,164	$—	$—	$60,802,164
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	11,101,038
Total Investments	$60,802,164	$—	$—	$71,903,202

Innovator IBD Breakout Opportunities ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$10,955,696	$—	$—	$10,955,696
Real Estate Investment Trusts - Common	722,566	—	—	722,566
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	618,156
Total Investments	$11,678,262	$—	$—	$12,296,418

Innovator Laddered Allocation Buffer ETF

	Level 1	Level 2	Level 3	Total
Investments:
Affiliated Exchange Traded Funds	$205,577,058	$—	$—	$205,577,058
Total Investments	$205,577,058	$—	$—	$205,577,058

Innovator Laddered Allocation Power Buffer ETF

	Level 1	Level 2	Level 3	Total
Investments:
Affiliated Exchange Traded Funds	$576,957,097	$—	$—	$576,957,097
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	5,913,425
Total Investments	$576,957,097	$—	$—	$582,870,522

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Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
Innovator Nasdaq-100 Managed Floor ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$265,393,421	$—	$—	$265,393,421
Purchased Options	11,201,273	—	—	11,201,273
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	7,411,345
Total Investments	$276,594,694	$—	$—	$284,006,039
Liabilities:
Investments:
Written Options	$(3,330,320)	$—	$—	$(3,330,320)
Total Investments	$(3,330,320)	$—	$—	$(3,330,320)

Innovator Power Buffer Step-Up Strategy ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$105,839,388	$—	$105,839,388
Total Investments	$—	$105,839,388	$—	$105,839,388
Liabilities:
Investments:
Written Options	$—	$(2,316,205)	$—	$(2,316,205)
Total Investments	$—	$(2,316,205)	$—	$(2,316,205)

Innovator S&P Investment Grade Preferred ETF

	Level 1	Level 2	Level 3	Total
Investments:
Preferred Stocks	$64,051,685	$—	$—	$64,051,685
Convertible Preferred Stocks	12,050,239	—	—	12,050,239
Real Estate Investment Trusts - Preferred	10,137,700	—	—	10,137,700
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	3,277,525
Total Investments	$86,239,624	$—	$—	$89,517,149

Innovator U.S. Small Cap Managed Floor ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$15,789,243	$—	$—	$15,789,243
Real Estate Investment Trusts - Common	1,340,629	—	—	1,340,629
Purchased Options	1,194,407	—	—	1,194,407
Rights	173	—	—	173
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	835,388
Total Investments	$18,324,452	$—	$—	$19,159,840

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Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
Innovator U.S. Small Cap Managed Floor ETF (Continued)

	Level 1	Level 2	Level 3	Total
Liabilities:
Investments:
Written Options	$(98,613)	$—	$—	$(98,613)
Total Investments	$(98,613)	$—	$—	$(98,613)

Innovator Uncapped Accelerated U.S. Equity ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$36,958,314	$—	$36,958,314
Total Investments	$—	$36,958,314	$—	$36,958,314
Liabilities:
Investments:
Written Options	$—	$(1,957,926)	$—	$(1,957,926)
Total Investments	$—	$(1,957,926)	$—	$(1,957,926)

(a)
In accordance with ASC 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedules of Investments.

See the Schedules of Investments for the investments detailed by industry classification.
The following is a reconciliation of Level 3 assets in SPUT for which significant unobservable inputs were used to determine fair value:
SPUT

Corporate Bonds
Balance as of October 31, 2024(a)	$—
Accrued Accretion/Amortization	6,823
Realized Gain/(Loss)	(98,093)
Change in Unrealized Appreciation/(Depreciation)	11,070
Purchases	1,881,700
Sales	(895,900)
Transfer into and/or out of Level 3	—
Balance as of April 30, 2025	$905,600
Change in unrealized appreciation/(depreciation) during the period for Level 3 investments held at April 30, 2025:	$11,070

(a)	Inception Date of the Fund was March 13, 2025.
No further disclosure is required due to the immaterial amount of Level 3 securities.
Option Contracts: In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”).
BSTP, PSTP and XUSP invest primarily in FLEX Option contracts. FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and

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Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options in which the Funds will invest are all European style options (options that are exercisable only on the expiration date). The FLEX Options are listed on the Chicago Board Options Exchange.
BSTP, PSTP and XUSP will purchase and sell call and put FLEX Options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.
When BSTP, PSTP and XUSP purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.
When BSTP, PSTP and XUSP write an option, an amount equal to the premium received by the Funds are recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. BSTP, PSTP and XUSP, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.
All of the FLEX Option contracts held by BSTP, PSTP and XUSP are fully funded and cash settled, therefore balance sheet offsetting under U.S. GAAP does not apply.
BSTP, PSTP and XUSP bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Funds could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The Funds may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time to until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the Index (although they generally move in the same direction). However, as a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Index.

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Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
The value of derivative instruments on the Statements of Assets and Liabilities for the Funds as of April 30, 2025 are as follows:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Asset Derivatives	Liability Derivatives
	Investments, at value	Options written, at value
BSTP	$57,689,328	$3,177,600
SFLR	23,566,624	7,907,326
SPUT	—	140
QHDG	187,119	195,150
QFLR	11,201,273	3,330,320
PSTP	105,839,388	2,316,205
RFLR	1,194,407	98,613
XUSP	36,958,314	1,957,926

The effect of derivative instruments on the Statements of Operations for the period ended April 30, 2025:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
	Purchased options(a)	Purchased options in-kind(b)	Options written	Options written in-kind(b)
BSTP	$(7,929,744)	$6,577,865	$(876,860)	$2,198,094
SFLR	(3,800,702)	—	16,448,664	—
SPUT	—	—	(35,953)	—
QHDG	(3,103)	(2,041)	147,625	185,713
QFLR	(2,201,406)	—	8,075,189	—
PSTP	(23,512)	12,670,619	(1,129)	3,241,867
RFLR	(54,689)	—	467,117	—
XUSP	(4,509,038)	1,161,662	58,255	1,317,502

(a)	Amount is included in realized gain/(loss) on investments on the Statement of Operations.
(b)	Amount is included in realized gain/(loss) in-kind on the Statements of Operations.

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Purchased options (c)	Options written
BSTP	$364,348	$(57,555)
SFLR	5,075,835	(5,643,558)
SPUT	—	281
QHDG	(85,477)	12,511
QFLR	2,111,280	(2,452,533)
PSTP	(12,704,789)	(1,100,872)
RFLR	419,558	(10,521)
XUSP	(4,797,153)	1,788,134

(c)	Amount is included in the change in unrealized appreciation/(depreciation) on investments on the Statements of Operations.

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Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
The average volume of derivative activity during the period ended April 30, 2025, is as follows:

	Purchased Options	Options Written
	Average Monthly Market Value	Average Monthly Market Value
BSTP	$68,767,336	$(2,226,342)
SFLR	11,348,216	(2,068,456)
SPUT	—	(312)
QHDG	131,139	(134,195)
QFLR	6,312,410	(865,872)
PSTP	107,055,949	(3,189,468)
RFLR	494,369	(42,808)
XUSP	51,756,560	(4,543,191)

Use of Estimates: In preparing financial statements in conformity with U.S. GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Guarantees and Indemnifications: In the normal course of business, the Trust may enter into a contract with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims against the Trust that have not yet occurred. Based on experience, the Trust expects the risk of loss to be remote.
Tax Information: The Funds are treated as separate entities for federal income tax purposes. The Funds intend to qualify as regulated investment companies (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Funds must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Funds will not be subject to federal income tax to the extent the Funds distribute all of their net investment income and capital gains to shareholders.
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Tax benefits associated with an uncertain tax position can be recognized only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as tax expense in the Statements of Operations. During the period ended April 30, 2025, the Funds did not incur any interest or penalties. The Funds’ federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of April 30, 2025, the Funds did not have a liability for any unrecognized tax benefits. As of April 30, 2025, the Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

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Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
U.S. GAAP requires that certain components of net assets be reclassified between distributable earnings/(accumulated deficit) and additional paid-in capital. These reclassifications have no effect on net assets or net asset value per share. For the year or period ended October 31, 2024, the Funds made the following permanent book-to-tax reclassifications primarily related to net operating loss forfeitures and redemptions in kind:

	Distributable Earnings/ (Accumulated Deficit)	Paid-In Capital
BSTP	$(9,772,189)	$9,772,189
LOUP	(886,949)	886,949
SFLR	(10,435,007)	10,435,007
IGTR	(14,780,080)	14,780,080
QHDG	(98,374)	98,374
FFTY	(3,573,455)	3,573,455
BOUT	(91,559)	91,559
BUFB	(2,085,992)	2,085,992
BUFF	(21,634,185)	21,634,185
QFLR	(2,014,111)	2,014,111
PSTP	(7,341,937)	7,341,937
EPRF	(770,846)	770,846
RFLR	—	—
XUSP	(10,048,927)	10,048,927

Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. FFTY, BUFF, LOUP, BOUT, BUFB, BSTP, PSTP, XUSP and IGTR intend to pay out dividends from their net investment income, if any, annually. EPRF, SPUT, SFLR, QFLR, RFLR and QHDG intend to pay out dividends from its net investment income, if any, monthly and quarterly, respectively. Distributions of net realized capital gains, if any, will be declared and paid at least annually by the Funds. The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. Distributions that exceed earnings and profits for tax purposes are reported as a return of capital.
Investment Transactions and Investment Income: Investment transactions are recorded on the trade date. The Trust determines the gain or loss realized from investment transactions on the basis of identified cost. Dividend income, if any, is recognized on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums is recognized on an accrual basis using the effective yield method.
Distributions received from investments in master limited partnerships (“MLPs”), closed-end funds, real estate investment trusts (“REITs”) and royalty trusts are comprised of ordinary income, capital gains and return of capital. For financial statement purposes, estimates are used to characterize these distributions received as return of capital, capital gains or ordinary income. Such estimates are based on historical information available from each MLP, closed-end fund, REIT or royalty trust and other industry sources. These estimates may subsequently be revised and reflected on the Form 1099 received by shareholders based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end. The distributions received from MLPs, REITs, closed-end funds, and royalty trust securities that have been classified as income and capital gains are included in dividend income and net realized gain/(loss) on investments, respectively, on the Statements of Operations. The distributions received that are classified as return of capital reduce the cost of investments on the Statements of Assets and Liabilities.
Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rates of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with

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Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
those of domestic origin. Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Funds report certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.
3. INVESTMENT ADVISOR AND OTHER AFFILIATES
Innovator Capital Management, LLC (the “Adviser”) acts as investment adviser to the Funds pursuant to investment advisory agreements between the Trust and the Adviser with respect to the Funds (“Advisory Agreements”) and, pursuant to the Advisory Agreements, is responsible for the day-to-day management of the Funds.
Pursuant to an investment advisory agreement between the Trust and the Adviser with respect to FFTY, FFTY pays monthly the Adviser a management fee calculated daily based on the average daily net assets of the Fund.
Pursuant to an investment advisory agreement between the Trust and the Adviser with respect to the Funds, excluding FFTY, each respective Fund pays monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund. During the term of the Advisory Agreement, the Adviser pays all expenses of the respective Funds, including the cost of transfer agency, custody, fund administration, legal, audit, and other services and license fees, except for the fees paid under the Advisory Agreement, interest, taxes, brokerage commissions and other expenses connected with the Execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
Penserra Capital Management, LLC (“Penserra”), Milliman Financial Risk Management, LLC (“Milliman”), Parametric Portfolio Associates (“Parametric”), and Gradient Investments, LLC (“Gradient”)(collectively the “Sub-Advisers”) act as sub-adviser to the Funds pursuant to sub-advisory agreements between the Adviser and respective Sub-Adviser with respect to the Funds (“Sub-Advisory Agreements”) and, pursuant to the Sub-Advisory Agreements, are responsible for execution of the Sub-Adviser’s strategy for each of the Funds. The Sub-Advisers are responsible for the day-to-day management of the Fund’s portfolios. Pursuant to the Sub-Advisory Agreements between the Adviser and the respective Sub-Adviser, the Adviser pays the Sub-Advisers a fee, based on the Funds’ average daily net assets, for the services and facilities they provide payable on a monthly basis.

	Management/ Unitary Fee Rate	Sub-Adviser
BSTP	0.89%	Milliman
LOUP	0.70%	Penserra
SFLR	0.89%	Parametric
SPUT	0.79%	Milliman
IGTR	0.80%	Penserra/Gradient
QHDG	0.79%	Milliman
FFTY	0.70%	Penserra
BOUT	0.80%	Penserra
BUFB	0.10%	Penserra
BUFF	0.10%	Penserra
QFLR	0.89%	Parametric
PSTP	0.89%	Milliman
EPRF	0.47%	Penserra
RFLR	0.89%	Parametric
XUSP	0.79%	Milliman

Certain trustees and officers of the Trust are affiliated with the Adviser. Excluding FFTY, Trustee compensation is paid for by the Adviser.
The Trust entered into an Expense Limitation Agreement on behalf of FFTY with the Adviser. Under the terms of the Expense Limitation Agreement with FFTY, the Adviser contractually agreed to waive their advisory fees and/or assume as their own expense, certain expenses otherwise payable by the Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any Rule 12b-1 fees, taxes, interest, brokerage fees, acquired fund fees and

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Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
expenses, expenses incurred in connection with any merger, reorganization or proxy solicitation, litigation, and other extraordinary expenses) do not exceed 0.80% of average daily net assets of FFTY until August 31, 2025. Pursuant to the terms of the Expense Limitation Agreement, Innovator is entitled to recoup any fees that it waived and/or Fund expenses that it paid for a period of three years following such fee waivers and/or expense payments. The Fund may only make such repayment to the Adviser if, after the recoupment payment has been taken into account, it does not cause the Fund’s expense ratio to exceed either the expense cap in place at the time the expenses were waived or the Fund’s current expense cap. For the period ended April 30, 2025, the Adviser waived $92,790 of their advisory fees for FFTY without recouping any of their previously waived fees. The table below indicates the amount of fees that the Adviser may recoup:

	Recovery Expiring in*:
	FYE 10/31/2025	FYE 10/31/2026	FYE 10/31/2027	FYE 10/31/2028	Total
FFTY	$149,790	$256,501	$168,974	$92,790	$668,055

*	Recoupment expires on a rolling monthly basis three years following the respective fee waivers.
4. INVESTMENT TRANSACTIONS
For the period ended April 30, 2025, the cost of purchases and proceeds from sales of investment securities, other than in-kind purchases and sales and short-term investments were as follows:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
BSTP	$ —	$—	$ —	$—
LOUP	—	48,010,951	—	46,589,767
SFLR	—	53,622,650	—	52,550,586
SPUT	—	1,927,327	—	920,173
IGTR	—	211,280,841	—	218,153,869
QHDG	—	1,570,186	—	946,056
FFTY	—	494,273,058	—	494,423,856
BOUT	—	129,680,883	—	129,814,985
BUFB	—	696,794	—	915,966
BUFF	—	1,887,175	—	2,166,581
QFLR	—	46,162,159	—	47,337,853
PSTP	—	—	—	—
EPRF	—	13,854,470	—	14,080,619
RFLR	—	2,465,842	—	2,428,028
XUSP	—	—	—	—

For the period ended April 30, 2025, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Creations	In-Kind Redemptions
BSTP	$875,657	$191,760,385
LOUP	23,456,055	—
SFLR	332,539,520	47,175,240
SPUT	4,829,402	2,287,830
IGTR	—	60,792,751
QHDG	4,610,166	1,239,494
FFTY	15,599,839	16,605,362

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Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)

	In-Kind Creations	In-Kind Redemptions
BOUT	—	—
BUFB	52,693,262	7,118,121
BUFF	160,807,426	62,936,861
QFLR	108,631,480	34,375,641
PSTP	4,925,336	272,704,789
EPRF	2,759,832	13,762,221
RFLR	15,651,106	—
XUSP	995,734	78,661,274

Net capital gains or losses resulting from in-kind redemptions are excluded for the Funds’ taxable gains and are not distributed to shareholders.
5. CREATION AND REDEMPTION TRANSACTIONS
There are an unlimited number of shares of beneficial interest (without par value) authorized by the Trust. Individual shares of the Funds may only be purchased and sold at market prices on the applicable Exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for the Funds’ shares may be at, above or below its NAV depending on the premium or discount at which the Funds’ shares trade.
The Funds issue and redeem shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” Creation Units are issued and redeemed for cash or in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. A transaction fee is applicable to each transaction regardless of the number of units purchased or sold in the transaction. Each Fund, subject to approval by the Board of Trustees, may adjust transaction fees from time to time based upon actual experience. Additional charges received by the Funds, if any, are disclosed as Transaction Fees on the Statements of Changes in Net Assets. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
6. SECURITIES LENDING
The Funds, excluding BSTP, PSTP and XUSP, may lend up to 33 1∕3% of the value of the securities in their respective portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the securities lending agent. The Trust has entered into a Securities Lending Agreement (“SLA”) with U.S. Bank, N.A., the Funds’ custodian (the “Agent”). Under the terms of the SLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC (“Mount Vernon”), as noted in the Funds’ Schedules of Investments. Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00. Mount Vernon has an overnight and continuous maturity. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income

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Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
or value if the borrower fails to return them. In the event of a borrower’s material default, the Agent shall take all actions the Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Agents’ expense, or pay the Funds an amount equal to the market value of the loaned securities, subject to certain limitations.
As of April 30, 2025, the values of the securities on loan, cash collateral received, and fees and interest were as follows:

	Value of Securities on Loan	Cash Collateral Received	Fees and Interest Earned
LOUP	$7,010,307	$7,427,373	$6,557
SFLR	22,402,119	22,775,683	27,379
IGTR	5,737,794	5,876,581	3,446
QHDG	607,948	623,106	194
FFTY	10,254,251	11,101,038	23,656
BOUT	604,982	618,156	3,736
BUFB	—	—	43,126
BUFF	5,785,397	5,913,425	138,683
QFLR	7,278,859	7,411,345	4,366
EPRF	3,165,843	3,277,525	60,211
RFLR	794,059	835,388	1,848

Due to the absence of a master netting agreement related to the applicable Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.
7. FEDERAL INCOME TAX INFORMATION
At October 31, 2024, the cost of investments including options written and net unrealized appreciation/ (depreciation) for federal income tax purposes were as follows:

	Cost of Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
BSTP	$64,409,700	$151,485	$(467,914)	$(316,429)
LOUP	51,521,548	13,159,449	(1,982,308)	11,177,141
SFLR	481,145,681	52,978,949	(7,171,394)	45,807,555
IGTR	166,780,742	2,029,485	(11,356,245)	(9,326,760)
QHDG	5,691,707	156,551	(141,537)	15,014
FFTY	78,959,913	5,942,522	(2,357,523)	3,584,999
BOUT	16,013,968	928,924	(193,748)	735,176
BUFB	144,613,022	19,823,782	(76,161)	19,747,621
BUFF	427,215,934	58,001,362	(149,122)	57,852,240
QFLR	192,128,885	18,692,914	(6,602,003)	12,090,911
PSTP	96,861,140	418,576	(841,461)	(422,885)
EPRF	123,782,108	2,705,715	(9,770,117)	(7,064,402)
RFLR	3,634,032	182,136	(90,923)	91,213
XUSP	35,375,103	41,279	(1,404,416)	(1,363,137)

The differences between book basis and tax basis cost on investments and net unrealized appreciation/
(depreciation) are primarily attributable to wash sale loss deferrals, investments in PFICs, tax treatment of derivatives and partnership investments.

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Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
As of October 31, 2024, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

	Accumulated Capital and Other Losses	Distributions Payable	Undistributed Net Ordinary Income	Unrealized Appreciation/ (Depreciation) on Investments	Total Distributable Earnings/ (Accumulated Deficit)
BSTP	$(2,069,385)	$—	$—	$(316,429)	$(2,385,814)
LOUP	(31,891,657)	—	—	11,177,141	(20,714,516)
SFLR	(17,920,046)	—	—	45,807,555	27,887,509
IGTR	(20,795,819)	—	2,898,518	(9,326,760)	(27,224,061)
QHDG	(54,717)	—	—	15,014	(39,703)
FFTY	(317,591,462)	—	217,930	3,584,999	(313,788,533)
BOUT	(10,814,483)	—	—	735,176	(10,079,307)
BUFB	(120,066)	—	—	19,747,621	19,627,555
BUFF	(39,033,889)	—	—	57,852,240	18,818,351
QFLR	(6,361,116)	—	—	12,090,911	5,729,795
PSTP	(2,771,213)	—	—	(422,885)	(3,194,098)
EPRF	(32,547,488)	(555,000)	—	(7,064,402)	(40,166,890)
RFLR	(33,231)	—	2,405	91,213	60,387
XUSP	(2,334,824)	—	—	(1,363,137)	(3,697,961)

Certain qualified late year ordinary losses incurred after December 31, and within the current taxable year, are deemed to arise on the first business day of the next taxable year.
At October 31, 2024, the Funds deferred the following qualified late year ordinary losses:

Late Year Ordinary Losses
BSTP	$ 421,616
LOUP	611,546
SFLR	—
IGTR	—
QHDG	1,147
FFTY	—
BOUT	22,901
BUFB	120,066
BUFF	446,603
QFLR	116,895
PSTP	637,218
EPRF	—
RFLR	—
XUSP	163,588

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INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
At October 31, 2024, for federal income tax purposes, the Funds had capital loss carryforwards available to offset future capital gains for an unlimited period as indicated below:

	Indefinite Short-Term	Indefinite Long-Term
BSTP	$1,647,769	$—
LOUP	21,516,977	9,762,972
SFLR	11,115,732	6,804,314
IGTR	20,789,728	—
QHDG	53,570	—
FFTY	316,891,661	—
BOUT	10,788,024	—
BUFB	—	—
BUFF	38,587,286	—
QFLR	4,384,954	1,859,267
PSTP	2,133,995	—
EPRF	9,021,698	23,493,315
RFLR	28,536	—
XUSP	2,171,236	—

To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders. During the current tax year ended October 31, 2024, the following capital loss carryforwards available were utilized:

Capital Loss Carryforwards Utilized
BSTP	$1,872,458
LOUP	2,762,071
IGTR	21,700,841
FFTY	10,232,843
BOUT	2,285,064
BUFB	1
BUFF	1,252
PSTP	7,892,514

All other Funds did not utilize capital loss carryforwards during the current tax year ended October 31, 2024.
The tax character of the distributions paid by the Funds during the fiscal years or period ended October 31, 2024 and October 31, 2023 were as follows:

	2024 Distributions paid from:
	Net Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
SFLR	$ 1,280,701	$ 448,389	$—	$ 1,729,090
IGTR	1,616,420	—	—	1,616,420
FFTY	551,275	—	—	551,275
BOUT	176,880	—	—	176,880
QFLR	—	—	28,037	28,037
EPRF	6,351,047	—	—	6,351,047

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Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)

	2023 Distributions paid from:
	Net Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
SFLR	$182,955	$ —	$ —	$182,955
IGTR	995,295	—	—	995,295
FFTY	2,139,291	—	—	2,139,291
BOUT	179,202	—	—	179,202
EPRF	6,171,173	—	—	6,171,173

All other Funds did not pay any distributions during the fiscal years ended October 31, 2024 and October 31, 2023.
8. TRANSACTIONS WITH AFFILITATES
BUFF and BUFB had the following transactions during the period ended April 30, 2025 with affiliated companies:
BUFF

					Period Ended April 30, 2025
Security Name	Value as of November 1, 2024	Purchases	Sales	Value as of April 30, 2025	Share Balance	Dividend Income	Net Realized Gain (Loss) on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)
Innovator U.S. Equity Power Buffer ETF - January	$40,342,291	$13,414,631	$5,413,765	$48,183,748	1,166,112	$ —	$1,284,889	$(1,444,298)
Innovator U.S. Equity Power Buffer ETF - February	40,276,143	13,610,107	5,227,024	48,103,660	1,347,819	—	1,166,037	(1,721,603)
Innovator U.S. Equity Power Buffer ETF - March	40,111,318	13,476,251	5,971,833	48,062,924	1,210,653	—	1,153,842	(706,654)
Innovator U.S. Equity Power Buffer ETF - April	39,997,046	13,948,194	5,258,040	48,068,215	1,355,944	—	1,155,644	(1,774,629)
Innovator U.S. Equity Power Buffer ETF - May	40,222,127	13,438,666	5,922,477	48,456,891	1,350,903	—	1,008,669	(290,094)
Innovator U.S. Equity Power Buffer ETF - June	40,109,672	13,407,786	5,395,935	47,932,209	1,304,988	—	963,589	(1,152,903)
Innovator U.S. Equity Power Buffer ETF - July	39,931,091	13,608,260	5,242,135	47,970,168	1,197,757	—	1,419,772	(1,746,820)
Innovator U.S. Equity Power Buffer ETF - August	39,953,058	13,400,969	5,236,227	48,061,787	1,273,666	—	1,280,861	(1,336,874)
Innovator U.S. Equity Power Buffer ETF - September	39,959,973	13,377,040	5,233,986	47,979,214	1,252,721	—	1,312,544	(1,436,357)
Innovator U.S. Equity Power Buffer ETF - October	39,841,715	13,513,271	5,229,607	48,058,934	1,240,871	—	1,339,744	(1,406,189)
Innovator U.S. Equity Power Buffer ETF - November	40,485,708	13,548,549	5,790,982	48,108,856	1,296,036	—	1,052,259	(1,186,678)
Innovator U.S. Equity Power Buffer ETF - December	40,513,758	13,950,876	5,181,432	47,970,491	1,280,921	—	1,097,727	(2,410,438)
Total				$576,957,097		$—	$14,235,577	$(16,613,537)

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Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
BUFB

					Period Ended April 30, 2025
Security Name	Value as of November 1, 2024	Purchases	Sales	Value as of April 30, 2025	Share Balance	Dividend Income	Net Realized Gain (Loss) on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)
Innovator U.S. Equity Buffer ETF - January	$13,724,292	$4,414,758	$743,028	$17,128,256	369,781	$ —	$152,022	$(419,788)
Innovator U.S. Equity Buffer ETF - February	13,714,929	4,446,509	592,521	17,160,660	415,615	—	166,133	(574,390)
Innovator U.S. Equity Buffer ETF - March	13,638,121	4,410,784	894,442	17,125,322	378,795	—	145,938	(175,079)
Innovator U.S. Equity Buffer ETF - April	13,618,427	4,617,003	592,315	17,116,028	405,497	—	163,995	(691,082)
Innovator U.S. Equity Buffer ETF - May	13,675,997	4,392,329	778,787	17,182,821	435,671	—	132,935	(239,653)
Innovator U.S. Equity Buffer ETF - June	13,642,207	4,386,227	653,400	17,062,955	425,192	—	133,301	(445,380)
Innovator U.S. Equity Buffer ETF - July	13,592,854	4,446,565	592,221	17,112,743	398,538	—	168,518	(502,973)
Innovator U.S. Equity Buffer ETF - August	13,619,704	4,390,184	592,490	17,132,366	406,037	—	170,971	(456,003)
Innovator U.S. Equity Buffer ETF - September	13,616,760	4,383,095	594,399	17,138,168	412,100	—	160,020	(427,308)
Innovator U.S. Equity Buffer ETF - October	13,601,877	4,405,695	592,327	17,138,576	409,566	—	146,647	(423,316)
Innovator U.S. Equity Buffer ETF - November	13,797,068	4,443,714	820,766	17,149,781	450,595	—	106,855	(377,090)
Innovator U.S. Equity Buffer ETF - December	13,772,432	4,653,194	587,391	17,129,382	411,863	—	140,931	(849,784)
Total				$205,577,058		$—	$1,788,266	$(5,581,846)

9. ACCOUNTING PRONOUNCEMENTS
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund(s). Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
10. SUBSEQUENT EVENT
Management has evaluated the impact of all subsequent events of the Funds through the date of the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)
BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE FOLLOWING INNOVATOR FUND:
Innovator Equity Premium Income - Daily PutWrite ETF
At a quarterly Board meeting held on March 21, 2024, the Trust’s Board considered approval of the Advisory Agreement with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator Equity Premium Income - Daily PutWrite ETF (the “Fund”), and the Sub-Advisory Agreement among the Trust, on behalf of the Fund, the Adviser, Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”), for an initial two-year term. The Board determined that the agreements were in the best interests of the Fund in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Adviser in advance of the meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Adviser and the Sub-Adviser to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by the Fund as compared to fees charged to the peer group of the Fund and as compared to fees charged to other clients of the Adviser and the Sub-Adviser, including other ETFs managed by the Adviser and the Sub-Adviser; the estimated expenses of the Fund as compared to the expense ratios of the funds in the Fund’s peer group; the nature of the expenses to be incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Adviser and the Sub-Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub-Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub-Adviser are reasonable business arrangements from the Fund’s perspective as well as from the perspective of the Fund’s shareholders.
In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services to be provided by the Adviser and Milliman pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Adviser to the Fund, including oversight of the Sub-Adviser, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser will oversee the Sub-Adviser’s day-to-day management of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Sub-Adviser’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective and policies. With respect to the sub-advisory agreement, the Board reviewed the materials provided by the Sub-Adviser and noted the background and experience of the Sub-Adviser’s portfolio management team and the Sub-Adviser’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Adviser and Sub-Adviser under the agreements were expected to be satisfactory.
Since the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund.
The Board considered the proposed unitary fee rate payable by the Fund under the investment management agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay

140

INNOVATOR ETFs TRUST
Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)(Continued)
the Adviser a unitary fee equal to an annual rate of 0.79% of its average daily net assets. The Board considered that, from the unitary fee of the Fund, the Adviser would pay Milliman an annual sub-advisory fee based on the Fund’s assets under management at a maximum rate of 0.12%.
The Board noted that the Adviser would be responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and reviewed information for the Fund showing the advisory fee rates and expense ratios of the funds comprising of the Fund’s peer group, as well as advisory fee rates charged by the Adviser and Milliman to other funds (including ETFs) and non-fund clients, as applicable. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the agreements, the Board determined that the proposed unitary fee for the Fund, including the fee rate to be paid by the Adviser to Milliman from the unitary fee, was fair.
The Board noted that the proposed unitary fee for the Fund was structured to pass the benefits of any economies of scale on to shareholders as the Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Adviser and Milliman, but that the unitary fee structure provides a level of certainty in expenses for the Fund. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.
Because the Fund has not yet commenced operations and the actual asset base of the Fund has not yet been determined, the Board noted that there was no historical profitability information with respect to the Fund to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the agreements.
The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser and Milliman. The Board concluded that the character and amount of potential fall-out benefits to the Adviser and Milliman were consistent with the types of benefits generally derived by investment managers and sub-advisers to funds.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Fund. No single factor was determinative in the Board’s analysis, and individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

141

INNOVATOR ETFs TRUST
Additional Information (Unaudited)
1. INFORMATION ABOUT PROSPECTUS
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the respective Fund. Please read the Prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, or by calling toll free at 1-800-208-5212 or visiting www.innovatoretfs.com.
2. PROXY VOTING POLICIES AND PROCEDURES
The Trust’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1-877-386-3890 and on the SEC’s website at www.sec.gov. Information relating to how each Fund voted proxies relating to portfolio securities held during each year ended June 30 is also available on the SEC’S website at www.sec.gov.
3. INFORMATION ABOUT PORTFOLIO SECURITIES
Each Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Trust’s Form N-Q or Part F of Form N-PORT is available without charge, upon request, by calling 1-877-386-3890, or on the SEC’s website at www.sec.gov. The Trust’s Form N-Q or Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
4. HOUSEHOLD DELIVERY OF SHAREHOLDER DOCUMENTS
In order to reduce expenses, the Trust delivers one copy of an annual/semi-annual report, prospectus and/or proxy statement on behalf of two or more shareholders at a shared address (householding). If you do not wish to participate in householding, please indicate this preference on your new account application (if you are opening a new account) or call 1-877-FUND890 (877-386-3890) to change the status of your existing account. You may change your status at any time.
5. ELECTRONIC DELIVERY OF SHAREHOLDER DOCUMENTS
You may choose to receive a Fund’s prospectus and annual and semi–annual reports electronically. To sign up for electronic delivery, visit www.icsdelivery.com and select the first letter of your brokerage firm’s name. Then, select your brokerage institution from the list that follows, fill out the appropriate information and provide an e-mail address where you would like your information sent. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.
6. TAX NOTICE
For the fiscal year or period ended October 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The following table lists the percentages of dividend income distributed for the year or period ended October 31, 2024, that were designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003 and qualify for the corporate dividends received deduction, respectively:

	% of Dividend Income Distributed
Fund	Qualified Dividend Income	Corporate Dividends Received Deduction
BSTP	0.00%	0.00%
LOUP	0.00	0.00
SFLR	100.00	100.00
IGTR	100.00	81.06
QHDG	0.00	0.00
FFTY	18.09	16.70
BOUT	15.39	16.14

142

INNOVATOR ETFs TRUST
Additional Information (Unaudited)(Continued)

	% of Dividend Income Distributed
Fund	Qualified Dividend Income	Corporate Dividends Received Deduction
BUFB	0.00%	0.00%
BUFF	0.00	0.00
QFLR	0.00	0.00
PSTP	0.00	0.00
EPRF	71.67	70.13
RFLR	0.00	0.00
XUSP	0.00	0.00

For the taxable year ended October 31, 2024, the Funds didn’t pay any ordinary income distributions that were designated as short-term capital gain distributions under Internal Revenue Section 871(k)2(c).

143

The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to information provided within financial statements.

144

INVESTMENT ADVISOR
Innovator Capital Management, LLC
200 West Front Street
Wheaton, IL 60187
INVESTMENT SUB-ADVISORS

Penserra Capital Management, LLC 4 Orinda Way, Suite 100-A Orinda, CA 94563	Milliman Financial Risk Management, LLC 71 South Wacker Drive, 31st Floor Chicago, IL 60606
Gradient Investments, LLC 4105 Lexington Avenue North Arden Hills, MN 55126	Parametric Portfolio Associates 3600 Minnesota Drive, Unit 325 Minneapolis, MN 55435

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
CUSTODIAN
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street, 27th Floor
Chicago, IL 60606
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

INNOVATOR

Defined Outcome and Premium Income Core Financial Statements

INNOVATOR U.S. EQUITY DEFINED OUTCOME ETFS
INNOVATOR INTERNATIONAL DEVELOPED DEFINED OUTCOME ETFS
INNOVATOR EMERGING MARKETS DEFINED OUTCOME ETFS
INNOVATOR GROWTH-100 DEFINED OUTCOME ETFS
INNOVATOR U.S. SMALL CAP DEFINED OUTCOME ETFS
INNOVATOR TREASURY BOND DEFINED OUTCOME ETFS
INNOVATOR ACCELERATED DEFINED OUTCOME ETFS
INNOVATOR BITCOIN ETF

April 30, 2025
Innovator ETFs Trust

Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 100.0%(a)
Call Options - 98.6%
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2025; Exercise Price: $0.23(b)(c)(d)	$34,768,042	3,886	$34,415,543
Put Options - 1.4%
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2025; Exercise Price: $86.48(b)(c)(d)	34,768,042	3,886	492,861
TOTAL PURCHASED OPTIONS (Cost $35,617,785)			34,908,404
TOTAL INVESTMENTS - 100.0% (Cost $35,617,785)			$34,908,404
Money Market Deposit Account - 0.1%(e)			37,025
Liabilities in Excess of Other Assets - (0.1)%			(40,383)
TOTAL NET ASSETS - 100.0%			$34,905,046

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

1

Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.0)%
Call Options - (0.0)%(a)
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2025; Exercise Price: $114.34(b)(c)	$(34,768,042)	(3,886)	$(17,098)
TOTAL WRITTEN OPTIONS (Premiums received $19,916)			$(17,098)

Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$34,908,404	100.0%
Written Options	(17,098)	0.0
Money Market Deposit Account	37,025	0.1
Liabilities in Excess of Other Assets	(23,285)	(0.1)
	$34,905,046	100.0%

The accompanying notes are an integral part of these financial statements.

2

Innovator 20+ Year Treasury Bond 9 Buffer ETF - July
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 100.6%(a)
Call Options - 96.2%
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2025; Exercise Price: $0.92(b)(c)(d)	$34,347,533	3,839	$33,736,441
Put Options - 4.4%
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2025; Exercise Price: $92.12(b)(c)(d)	34,347,533	3,839	1,540,744
TOTAL PURCHASED OPTIONS (Cost $35,662,929)			35,277,185
TOTAL INVESTMENTS - 100.6% (Cost $35,662,929)			$35,277,185
Money Market Deposit Account - 0.2%(e)			72,775
Liabilities in Excess of Other Assets - (0.8)%			(293,013)
TOTAL NET ASSETS - 100.0%			$35,056,947

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

3

Innovator 20+ Year Treasury Bond 9 Buffer ETF - July
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.8)%
Call Options - (0.1)%
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2025; Exercise Price: $114.64(a)(b)	$(34,347,533)	(3,839)	$(16,584)
Put Options - (0.7)%
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2025; Exercise Price: $83.83(a)(b)	(34,347,533)	(3,839)	(254,334)
TOTAL WRITTEN OPTIONS (Premiums received $553,212)			$(270,918)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$35,277,185	100.6%
Written Options	(270,918)	(0.8)
Money Market Deposit Account	72,775	0.2
Liabilities in Excess of Other Assets	(22,095)	0.0
	$35,056,947	100.0%

The accompanying notes are an integral part of these financial statements.

4

Innovator Defined Wealth Shield ETF
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.1%(a)
Call Options - 98.5%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $1.40(b)(c)(d)	$1,385,462,736	24,984	$1,377,617,760
Put Options - 3.6%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $559.39(b)(c)(d)	1,385,462,736	24,984	49,218,480
TOTAL PURCHASED OPTIONS (Cost $1,435,738,964)			1,426,836,240
TOTAL INVESTMENTS - 102.1% (Cost $1,435,738,964)			$1,426,836,240
Money Market Deposit Account - 0.1%(e)			1,769,372
Liabilities in Excess of Other Assets - (2.2)%			(30,072,062)
TOTAL NET ASSETS - 100.0%			$1,398,533,550

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

5

Innovator Defined Wealth Shield ETF
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.1)%
Call Options - (1.8)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $573.23(a)(b)	$(1,385,462,736)	(24,984)	$(25,183,872)
Put Options - (0.3)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $447.51(a)(b)	(1,385,462,736)	(24,984)	(4,147,344)
TOTAL WRITTEN OPTIONS (Premiums received $39,736,467)			$(29,331,216)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$1,426,836,240	102.1%
Written Options	(29,331,216)	(2.1)
Money Market Deposit Account	1,769,372	0.1
Liabilities in Excess of Other Assets	(740,846)	(0.1)
	$1,398,533,550	100.0%

The accompanying notes are an integral part of these financial statements.

6

Innovator Emerging Markets 10 Buffer ETF - Quarterly
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.0%(a)
Call Options - 99.1%
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2025; Exercise Price: $0.11(b)(c)(d)	$5,977,616	1,366	$5,910,682
Put Options - 2.9%
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2025; Exercise Price: $43.70(b)(c)(d)	5,977,616	1,366	174,821
TOTAL PURCHASED OPTIONS (Cost $6,108,515)			6,085,503
TOTAL INVESTMENTS - 102.0% (Cost $6,108,515)			$6,085,503
Money Market Deposit Account - 0.1%(e)			5,088
Liabilities in Excess of Other Assets - (2.1)%			(126,942)
TOTAL NET ASSETS - 100.0%			$5,963,649

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

7

Innovator Emerging Markets 10 Buffer ETF - Quarterly
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.1)%
Call Options - (1.5)%
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2025; Exercise Price: $45.33(a)(b)	$(5,977,616)	(1,366)	$(85,812)
Put Options - (0.6)%
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2025; Exercise Price: $39.33(a)(b)	(5,977,616)	(1,366)	(37,073)
TOTAL WRITTEN OPTIONS (Premiums received $154,591)			$(122,885)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$6,085,503	102.0%
Written Options	(122,885)	(2.1)
Money Market Deposit Account	5,088	0.1
Liabilities in Excess of Other Assets	(4,057)	0.0
	$5,963,649	100.0%

The accompanying notes are an integral part of these financial statements.

8

Innovator Emerging Markets Power Buffer ETF - April
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 104.4%(a)
Call Options - 97.6%
iShares MSCI Emerging Markets ETF, Expiration: 03/31/2026; Exercise Price: $0.44(b)(c)(d)	$73,674,336	16,836	$70,930,235
Put Options - 6.8%
iShares MSCI Emerging Markets ETF, Expiration: 03/31/2026; Exercise Price: $43.70(b)(c)(d)	73,674,336	16,836	4,953,688
TOTAL PURCHASED OPTIONS (Cost $75,633,450)			75,883,923
TOTAL INVESTMENTS - 104.4% (Cost $75,633,450)			$75,883,923
Money Market Deposit Account - 0.2%(e)			124,204
Liabilities in Excess of Other Assets - (4.6)%			(3,372,933)
TOTAL NET ASSETS - 100.0%			$72,635,194

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

9

Innovator Emerging Markets Power Buffer ETF - April
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.6)%
Call Options - (2.2)%
iShares MSCI Emerging Markets ETF, Expiration: 03/31/2026; Exercise Price: $50.12(a)(b)	$(73,674,336)	(16,836)	$(1,617,256)
Put Options - (2.4)%
iShares MSCI Emerging Markets ETF, Expiration: 03/31/2026; Exercise Price: $37.15(a)(b)	(73,674,336)	(16,836)	(1,710,559)
TOTAL WRITTEN OPTIONS (Premiums received $3,143,026)			$(3,327,815)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$75,883,923	104.4%
Written Options	(3,327,815)	(4.6)
Money Market Deposit Account	124,204	0.2
Liabilities in Excess of Other Assets	(45,118)	0.0
	$72,635,194	100.0%

The accompanying notes are an integral part of these financial statements.

10

Innovator Emerging Markets Power Buffer ETF - January
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.8%(a)
Call Options - 99.5%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2025; Exercise Price: $0.42(b)(c)(d)	$113,250,880	25,880	$109,884,668
Put Options - 4.3%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2025; Exercise Price: $41.82(b)(c)(d)	113,250,880	25,880	4,677,034
TOTAL PURCHASED OPTIONS (Cost $111,870,989)			114,561,702
TOTAL INVESTMENTS - 103.8% (Cost $111,870,989)			$114,561,702
Money Market Deposit Account - 0.2%(e)			222,950
Liabilities in Excess of Other Assets - (4.0)%			(4,383,200)
TOTAL NET ASSETS - 100.0%			$110,401,452

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

11

Innovator Emerging Markets Power Buffer ETF - January
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.9)%
Call Options - (2.4)%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2025; Exercise Price: $48.22(a)(b)	$(113,250,880)	(25,880)	$(2,636,913)
Put Options - (1.5)%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2025; Exercise Price: $35.55(a)(b)	(113,250,880)	(25,880)	(1,663,825)
TOTAL WRITTEN OPTIONS (Premiums received $4,546,691)			$(4,300,738)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$114,561,702	103.8%
Written Options	(4,300,738)	(3.9)
Money Market Deposit Account	222,950	0.2
Liabilities in Excess of Other Assets	(82,462)	(0.1)
	$110,401,452	100.0%

The accompanying notes are an integral part of these financial statements.

12

Innovator Emerging Markets Power Buffer ETF - July
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 100.4%(a)
Call Options - 98.4%
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2025; Exercise Price: $0.43(b)(c)(d)	$71,425,072	16,322	$70,108,050
Put Options - 2.0%
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2025; Exercise Price: $42.59(b)(c)(d)	71,425,072	16,322	1,386,064
TOTAL PURCHASED OPTIONS (Cost $71,173,132)			71,494,114
TOTAL INVESTMENTS - 100.4% (Cost $71,173,132)			$71,494,114
Money Market Deposit Account - 0.2%(e)			138,768
Liabilities in Excess of Other Assets - (0.6)%			(406,275)
TOTAL NET ASSETS - 100.0%			$71,226,607

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

13

Innovator Emerging Markets Power Buffer ETF - July
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.5)%
Call Options - (0.2)%
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2025; Exercise Price: $49.15(a)(b)	$(71,425,072)	(16,322)	$(172,360)
Put Options - (0.3)%
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2025; Exercise Price: $36.20(a)(b)	(71,425,072)	(16,322)	(181,501)
TOTAL WRITTEN OPTIONS (Premiums received $2,282,496)			$(353,861)

Percentages are stated as a percentof net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$71,494,114	100.4%
Written Options	(353,861)	(0.5)
Money Market Deposit Account	138,768	0.2
Liabilities in Excess of Other Assets	(52,414)	(0.1)
	$71,226,607	100.0%

The accompanying notes are an integral part of these financial statements.

14

Innovator Emerging Markets Power Buffer ETF - October
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 101.8%(a)
Call Options - 95.1%
iShares MSCI Emerging Markets ETF, Expiration: 09/30/2025; Exercise Price: $0.46(b)(c)(d)	$59,251,040	13,540	$58,079,965
Put Options - 6.7%
iShares MSCI Emerging Markets ETF, Expiration: 09/30/2025; Exercise Price: $45.86(b)(c)(d)	59,251,040	13,540	4,081,091
TOTAL PURCHASED OPTIONS (Cost $64,504,516)			62,161,056
TOTAL INVESTMENTS - 101.8% (Cost $64,504,516)			$62,161,056
Money Market Deposit Account - 0.2%(e)			136,435
Liabilities in Excess of Other Assets - (2.0)%			(1,198,828)
TOTAL NET ASSETS - 100.0%			$61,098,663

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

15

Innovator Emerging Markets Power Buffer ETF - October
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.9)%
Call Options - (0.3)%
iShares MSCI Emerging Markets ETF, Expiration: 09/30/2025; Exercise Price: $53.10(a)(b)	$(59,251,040)	(13,540)	$(169,250)
Put Options - (1.6)%
iShares MSCI Emerging Markets ETF, Expiration: 09/30/2025; Exercise Price: $38.98(a)(b)	(59,251,040)	(13,540)	(976,911)
TOTAL WRITTEN OPTIONS (Premiums received $2,296,881)			$(1,146,161)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$62,161,056	101.8%
Written Options	(1,146,161)	(1.9)
Money Market Deposit Account	136,435	0.2
Liabilities in Excess of Other Assets	(52,667)	(0.1)
	$61,098,663	100.0%

The accompanying notes are an integral part of these financial statements.

16

Innovator Equity Defined Protection ETF - 1 Yr April
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 104.2%(a)
Call Options - 97.3%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $5.63(b)(c)(d)	$42,034,132	758	$41,163,948
Put Options - 6.9%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $559.42(b)(c)(d)	42,034,132	758	2,891,770
TOTAL PURCHASED OPTIONS (Cost $42,824,127)			44,055,718
TOTAL INVESTMENTS - 104.2% (Cost $42,824,127)			$44,055,718
Money Market Deposit Account - 0.2%(e)			86,319
Liabilities in Excess of Other Assets - (4.4)%			(1,848,744)
TOTAL NET ASSETS - 100.0%			$42,293,293

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

17

Innovator Equity Defined Protection ETF - 1 Yr April
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.5)%
Call Options - (4.5)%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $601.51(a)(b)	$(42,034,132)	(758)	$(1,887,420)
TOTAL WRITTEN OPTIONS (Premiums received $1,174,952)			$(1,887,420)

Percentages are stated as a percentof net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$44,055,718	104.2%
Written Options	(1,887,420)	(4.5)
Money Market Deposit Account	86,319	0.2
Other Assets in Excess of Other Assets	38,676	0.1
	$42,293,293	100.0%

The accompanying notes are an integral part of these financial statements.

18

Innovator Equity Defined Protection ETF - 1 Yr August
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 100.6%(a)
Call Options - 97.0%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2025; Exercise Price: $5.54(b)(c)(d)	$72,145,654	1,301	$71,220,643
Put Options - 3.6%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2025; Exercise Price: $550.84(b)(c)(d)	72,145,654	1,301	2,639,729
TOTAL PURCHASED OPTIONS (Cost $72,762,456)			73,860,372
TOTAL INVESTMENTS - 100.6% (Cost $72,762,456)			$73,860,372
Money Market Deposit Account - 0.3%(e)			228,241
Liabilities in Excess of Other Assets - (0.9)%			(688,626)
TOTAL NET ASSETS - 100.0%			$73,399,987

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

19

Innovator Equity Defined Protection ETF - 1 Yr August
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.0)%
Call Options - (1.0)%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2025; Exercise Price: $599.39(a)(b)	$(72,145,654)	(1,301)	$(698,637)
TOTAL WRITTEN OPTIONS (Premiums received $1,658,780)			$(698,637)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$73,860,372	100.6%
Written Options	(698,637)	(1.0)
Money Market Deposit Account	228,241	0.3
Other Assets in Excess of Other Assets	10,011	0.1(a)
	$73,399,987	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

20

Innovator Equity Defined Protection ETF - 1 Yr December
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 100.2%(a)
Call Options - 91.5%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $6.05(b)(c)(d)	$156,435,734	2,821	$153,992,748
Put Options - 8.7%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $602.57(b)(c)(d)	156,435,734	2,821	14,578,928
TOTAL PURCHASED OPTIONS (Cost $172,111,240)			168,571,676
TOTAL INVESTMENTS - 100.2% (Cost $172,111,240)			$168,571,676
Money Market Deposit Account - 0.4%(e)			598,805
Liabilities in Excess of Other Assets - (0.6)%			(995,348)
TOTAL NET ASSETS - 100.0%			$168,175,133

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

21

Innovator Equity Defined Protection ETF - 1 Yr December
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.6)%
Call Options - (0.6)%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $649.49(a)(b)	$(156,435,734)	(2,821)	$(950,677)
TOTAL WRITTEN OPTIONS (Premiums received $3,804,631)			$(950,677)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$168,571,676	100.2%
Written Options	(950,677)	(0.6)
Money Market Deposit Account	598,805	0.4
Liabilities in Excess of Other Assets	(44,671)	0.0(a)
	$168,175,133	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

22

Innovator Equity Defined Protection ETF - 1 Yr February
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 100.8%(a)
Call Options - 91.7%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $6.04(b)(c)(d)	$126,213,304	2,276	$123,799,128
Put Options - 9.1%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $601.84(b)(c)(d)	126,213,304	2,276	12,334,213
TOTAL PURCHASED OPTIONS (Cost $138,999,904)			136,133,341
TOTAL INVESTMENTS - 100.8% (Cost $138,999,904)			$136,133,341
Money Market Deposit Account - 0.2%(e)			333,860
Liabilities in Excess of Other Assets - (1.0)%			(1,380,098)
TOTAL NET ASSETS - 100.0%			$135,087,103

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

23

Innovator Equity Defined Protection ETF - 1 Yr February
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.0)%
Call Options - (1.0)%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $647.86(a)(b)	$(126,213,304)	(2,276)	$(1,354,834)
TOTAL WRITTEN OPTIONS (Premiums received $3,762,395)			$(1,354,834)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$136,133,341	100.8%
Written Options	(1,354,834)	(1.0)
Money Market Deposit Account	333,860	0.2
Liabilities in Excess of Other Assets	(25,264)	0.0(a)
	$135,087,103	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

24

Innovator Equity Defined Protection ETF - 1 Yr January
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 101.2%(a)
Call Options - 93.4%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $5.90(b)(c)(d)	$51,128,588	922	$50,132,017
Put Options - 7.8%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $586.12(b)(c)(d)	51,128,588	922	4,207,482
TOTAL PURCHASED OPTIONS (Cost $55,759,264)			54,339,499
TOTAL INVESTMENTS - 101.2% (Cost $55,759,264)			$54,339,499
Money Market Deposit Account - 0.3%(e)			160,647
Liabilities in Excess of Other Assets - (1.5)%			(795,053)
TOTAL NET ASSETS - 100.0%			$53,705,093

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

25

Innovator Equity Defined Protection ETF - 1 Yr January
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.4)%
Call Options - (1.4)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $630.27(a)(b)	$(51,128,588)	(922)	$(761,231)
TOTAL WRITTEN OPTIONS (Premiums received $2,133,435)			$(761,231)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$54,339,499	101.2%
Written Options	(761,231)	(1.4)
Money Market Deposit Account	160,647	0.3
Liabilities in Excess of Other Assets	(33,822)	(0.1)
	$53,705,093	100.0%

The accompanying notes are an integral part of these financial statements.

26

Innovator Equity Defined Protection ETF - 1 Yr July
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 100.3%(a)
Call Options - 97.6%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $5.51(b)(c)(d)	$111,739,810	2,015	$110,198,677
Put Options - 2.7%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $544.25(b)(c)(d)	111,739,810	2,015	2,964,025
TOTAL PURCHASED OPTIONS (Cost $113,337,749)			113,162,702
TOTAL INVESTMENTS - 100.3% (Cost $113,337,749)			$113,162,702
Money Market Deposit Account - 0.3%(e)			366,417
Liabilities in Excess of Other Assets - (0.6)%			(634,030)
TOTAL NET ASSETS - 100.0%			$112,895,089

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

27

Innovator Equity Defined Protection ETF - 1 Yr July
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.5)%
Call Options - (0.5)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $595.92(a)(b)	$(111,739,810)	(2,015)	$(567,263)
TOTAL WRITTEN OPTIONS (Premiums received $3,141,338)			$(567,263)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$113,162,702	100.3%
Written Options	(567,263)	(0.5)
Money Market Deposit Account	366,417	0.3
Liabilities in Excess of Other Assets	(66,767)	(0.1)
	$112,895,089	100.0%

The accompanying notes are an integral part of these financial statements.

28

Innovator Equity Defined Protection ETF - 1 Yr March
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 101.3%(a)
Call Options - 92.6%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $5.97(b)(c)(d)	$99,318,114	1,791	$97,463,551
Put Options - 8.7%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $594.20(b)(c)(d)	99,318,114	1,791	9,138,918
TOTAL PURCHASED OPTIONS (Cost $107,432,092)			106,602,469
TOTAL INVESTMENTS - 101.3% (Cost $107,432,092)			$106,602,469
Money Market Deposit Account - 0.3%(e)			278,871
Liabilities in Excess of Other Assets - (1.6)%			(1,710,698)
TOTAL NET ASSETS - 100.0%			$105,170,642

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

29

Innovator Equity Defined Protection ETF - 1 Yr March
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.6)%
Call Options - (1.6)%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $640.41(a)(b)	$(99,318,114)	(1,791)	$(1,642,437)
TOTAL WRITTEN OPTIONS (Premiums received $2,579,369)			$(1,642,437)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$106,602,469	101.3%
Written Options	(1,642,437)	(1.6)
Money Market Deposit Account	278,871	0.3
Liabilities in Excess of Other Assets	(68,261)	0.0
	$105,170,642	100.0%

The accompanying notes are an integral part of these financial statements.

30

Innovator Equity Defined Protection ETF - 1 Yr May
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 105.6%(a)
Call Options - 98.8%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $5.57(b)(c)(d)	$1,219,988	22	$1,195,194
Put Options - 6.8%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $554.56(b)(c)(d)	1,219,988	22	82,654
TOTAL PURCHASED OPTIONS (Cost $1,277,943)			1,277,848
TOTAL INVESTMENTS - 105.6% (Cost $1,277,943)			$1,277,848
Liabilities in Excess of Other Assets - (5.6)%			(66,887)
TOTAL NET ASSETS - 100.0%			$1,210,961

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

31

Innovator Equity Defined Protection ETF - 1 Yr May
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.7)%
Call Options - (5.7)%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $594.58(a)(b)	$(1,219,988)	(22)	$(68,530)
TOTAL WRITTEN OPTIONS (Premiums received $68,481)			$(68,530)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$1,277,848	105.6%
Written Options	(68,530)	(5.7)
Other Assets in Excess of Other Assets	1,643	0.1
	$1,210,961	100.0%

The accompanying notes are an integral part of these financial statements.

32

Innovator Equity Defined Protection ETF - 1 Yr NOVEMBER
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 101.5%(a)
Call Options - 95.4%
SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $5.72(b)(c)(d)	$48,633,158	877	$47,853,970
Put Options - 6.1%
SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $568.67(b)(c)(d)	48,633,158	877	3,025,395
TOTAL PURCHASED OPTIONS (Cost $52,806,699)			50,879,365
TOTAL INVESTMENTS - 101.5% (Cost $52,806,699)			$50,879,365
Money Market Deposit Account - 0.3%(e)			163,840
Liabilities in Excess of Other Assets - (1.8)%			(894,259)
TOTAL NET ASSETS - 100.0%			$50,148,946

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

33

Innovator Equity Defined Protection ETF - 1 Yr NOVEMBER
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.7)%
Call Options - (1.7)%
SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $611.29(a)(b)	$(48,633,158)	(877)	$(865,634)
TOTAL WRITTEN OPTIONS (Premiums received $2,056,207)			$(865,634)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$50,879,365	101.5%
Written Options	(865,634)	(1.7)
Money Market Deposit Account	163,840	0.3
Liabilities in Excess of Other Assets	(28,625)	(0.1)
	$50,148,946	100.0%

The accompanying notes are an integral part of these financial statements.

34

Innovator Equity Defined Protection ETF - 1 Yr October
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 100.9%(a)
Call Options - 94.8%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $5.81(b)(c)(d)	$70,426,580	1,270	$69,408,751
Put Options - 6.1%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $573.79(b)(c)(d)	70,426,580	1,270	4,436,466
TOTAL PURCHASED OPTIONS (Cost $74,797,633)			73,845,217
TOTAL INVESTMENTS - 100.9% (Cost $74,797,633)			$73,845,217
Money Market Deposit Account - 0.3%(e)			255,661
Liabilities in Excess of Other Assets - (1.2)%			(898,708)
TOTAL NET ASSETS - 100.0%			$73,202,170

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

35

Innovator Equity Defined Protection ETF - 1 Yr October
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.2)%
Call Options - (1.2)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $612.66(a)(b)	$(70,426,580)	(1,270)	$(853,199)
TOTAL WRITTEN OPTIONS (Premiums received $2,786,810)			$(853,199)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$73,845,217	100.9%
Written Options	(853,199)	(1.2)
Money Market Deposit Account	255,661	0.3
Liabilities in Excess of Other Assets	(45,509)	0.0
	$73,202,170	100.0%

The accompanying notes are an integral part of these financial statements.

36

Innovator Equity Defined Protection ETF - 1 Yr September
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 100.9%(a)
Call Options - 96.0%
SPDR S&P 500 ETF Trust, Expiration: 08/29/2025; Exercise Price: $5.67(b)(c)(d)	$79,521,036	1,434	$78,432,085
Put Options - 4.9%
SPDR S&P 500 ETF Trust, Expiration: 08/29/2025; Exercise Price: $563.71(b)(c)(d)	79,521,036	1,434	3,977,887
TOTAL PURCHASED OPTIONS (Cost $82,533,389)			82,409,972
TOTAL INVESTMENTS - 100.9% (Cost $82,533,389)			$82,409,972
Money Market Deposit Account - 0.3%(e)			239,004
Liabilities in Excess of Other Assets - (1.2)%			(961,563)
TOTAL NET ASSETS - 100.0%			$81,687,413

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

37

Innovator Equity Defined Protection ETF - 1 Yr September
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.1)%
Call Options - (1.1)%
SPDR S&P 500 ETF Trust, Expiration: 08/29/2025; Exercise Price: $606.18(a)(b)	$(79,521,036)	(1,434)	$(909,773)
TOTAL WRITTEN OPTIONS (Premiums received $2,199,496)			$(909,773)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$82,409,972	100.9%
Written Options	(909,773)	(1.1)
Money Market Deposit Account	239,004	0.3
Liabilities in Excess of Other Assets	(51,790)	(0.1)
	$81,687,413	100.0%

The accompanying notes are an integral part of these financial statements.

38

Innovator Equity Defined Protection ETF - 2 Yr to April 2026
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.0%(a)
Call Options - 98.1%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $9.42(b)(c)(d)	$60,722,130	1,095	$59,076,093
Put Options - 4.9%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $523.07(b)(c)(d)	60,722,130	1,095	2,936,133
TOTAL PURCHASED OPTIONS (Cost $59,614,166)			62,012,226
TOTAL INVESTMENTS - 103.0% (Cost $59,614,166)			$62,012,226
Money Market Deposit Account - 0.4%(e)			251,780
Liabilities in Excess of Other Assets - (3.4)%			(2,045,198)
TOTAL NET ASSETS - 100.0%			$60,218,808

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

39

Innovator Equity Defined Protection ETF - 2 Yr to April 2026
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.3)%
Call Options - (3.3)%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $617.22(a)(b)	$(60,722,130)	(1,095)	$(2,005,142)
TOTAL WRITTEN OPTIONS (Premiums received $2,242,065)			$(2,005,142)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$62,012,226	103.0%
Written Options	(2,005,142)	(3.3)
Money Market Deposit Account	251,780	0.4
Liabilities in Excess of Other Assets	(40,056)	(0.1)
	$60,218,808	100.0%

The accompanying notes are an integral part of these financial statements.

40

Innovator Equity Defined Protection ETF - 2 Yr to April 2027
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 105.1%(a)
Call Options - 96.2%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $10.07(b)(c)(d)	$5,489,946	99	$5,285,603
Put Options - 8.9%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $559.39(b)(c)(d)	5,489,946	99	486,310
TOTAL PURCHASED OPTIONS (Cost $5,664,157)			5,771,913
TOTAL INVESTMENTS - 105.1% (Cost $5,664,157)			$5,771,913
Money Market Deposit Account - 0.2%(e)			11,611
Liabilities in Excess of Other Assets - (5.3)%			(292,172)
TOTAL NET ASSETS - 100.0%			$5,491,352

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

41

Innovator Equity Defined Protection ETF - 2 Yr to April 2027
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.3)%
Call Options - (5.3)%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $645.09(a)(b)	$(5,489,946)	(99)	$(289,421)
TOTAL WRITTEN OPTIONS (Premiums received $245,891)			$(289,421)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$5,771,913	105.1%
Written Options	(289,421)	(5.3)
Money Market Deposit Account	11,611	0.2
Liabilities in Excess of Other Assets	(2,751)	0.0
	$5,491,352	100.0%

The accompanying notes are an integral part of these financial statements.

42

Innovator Equity Defined Protection ETF - 2 Yr to January 2026
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 108.6%(a)
Call Options - 106.0%
SPDR S&P 500 ETF, Expiration: 12/31/2025; Exercise Price: $8.56(b)(c)(d)	$53,513,110	965	$52,220,589
Put Options - 2.6%
SPDR S&P 500 ETF, Expiration: 12/31/2025; Exercise Price: $475.31(b)(c)(d)	53,513,110	965	1,271,330
TOTAL PURCHASED OPTIONS (Cost $49,473,118)			53,491,919
TOTAL INVESTMENTS - 108.6% (Cost $49,473,118)			$53,491,919
Money Market Deposit Account - 0.4%(e)			192,430
Liabilities in Excess of Other Assets - (9.0)%			(4,419,846)
TOTAL NET ASSETS - 100.0%			$49,264,503

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

43

Innovator Equity Defined Protection ETF - 2 Yr to January 2026
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (8.9)%
Call Options - (8.9)%
SPDR S&P 500 ETF, Expiration: 12/31/2025; Exercise Price: $550.46(a)(b)	$(53,513,110)	(965)	$(4,388,135)
TOTAL WRITTEN OPTIONS (Premiums received $1,940,012)			$(4,388,135)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$53,491,919	108.6%
Written Options	(4,388,135)	(8.9)
Money Market Deposit Account	192,430	0.4
Liabilities in Excess of Other Assets	(31,711)	(0.1)
	$49,264,503	100.0%

The accompanying notes are an integral part of these financial statements.

44

Innovator Equity Defined Protection ETF - 2 Yr to January 2027
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.0%(a)
Call Options - 92.2%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $10.55(b)(c)(d)	$51,738,582	933	$49,880,130
Put Options - 9.8%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $586.08(b)(c)(d)	51,738,582	933	5,326,721
TOTAL PURCHASED OPTIONS (Cost $56,650,013)			55,206,851
TOTAL INVESTMENTS - 102.0% (Cost $56,650,013)			$55,206,851
Money Market Deposit Account - 0.4%(e)			198,810
Liabilities in Excess of Other Assets - (2.4)%			(1,320,783)
TOTAL NET ASSETS - 100.0%			$54,084,878

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

45

Innovator Equity Defined Protection ETF - 2 Yr to January 2027
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.4)%
Call Options - (2.4)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $679.50(a)(b)	$(51,738,582)	(933)	$(1,298,083)
TOTAL WRITTEN OPTIONS (Premiums received $2,697,837)			$(1,298,083)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$55,206,851	102.0%
Written Options	(1,298,083)	(2.4)
Money Market Deposit Account	198,810	0.4
Liabilities in Excess of Other Assets	(22,700)	0.0(a)
	$54,084,878	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

46

Innovator Equity Defined Protection ETF - 2 Yr to July 2025
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 107.6%(a)
Call Options - 107.3%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $8.12(b)(c)(d)	$173,016,480	3,120	$169,927,680
Put Options - 0.3%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $450.84(b)(c)(d)	173,016,480	3,120	558,480
TOTAL PURCHASED OPTIONS (Cost $156,434,865)			170,486,160
TOTAL INVESTMENTS - 107.6% (Cost $156,434,865)			$170,486,160
Money Market Deposit Account - 0.5%(e)			780,750
Liabilities in Excess of Other Assets - (8.1)%			(12,833,480)
TOTAL NET ASSETS - 100.0%			$158,433,430

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

47

Innovator Equity Defined Protection ETF - 2 Yr to July 2025
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (8.0)%
Call Options - (8.0)%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $525.81(a)(b)	$(173,016,480)	(3,120)	$(12,682,800)
TOTAL WRITTEN OPTIONS (Premiums received $5,097,933)			$(12,682,800)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$170,486,160	107.6%
Written Options	(12,682,800)	(8.0)
Money Market Deposit Account	780,750	0.5
Liabilities in Excess of Other Assets	(150,680)	(0.1)
	$158,433,430	100.0%

The accompanying notes are an integral part of these financial statements.

48

Innovator Equity Defined Protection ETF - 2 Yr to July 2026
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.2%(a)
Call Options - 95.7%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $9.80(b)(c)(d)	$66,766,616	1,204	$64,770,396
Put Options - 6.5%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $544.22(b)(c)(d)	66,766,616	1,204	4,377,359
TOTAL PURCHASED OPTIONS (Cost $67,796,726)			69,147,755
TOTAL INVESTMENTS - 102.2% (Cost $67,796,726)			$69,147,755
Money Market Deposit Account - 0.5%(e)			325,829
Liabilities in Excess of Other Assets - (2.7)%			(1,840,866)
TOTAL NET ASSETS - 100.0%			$67,632,718

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

49

Innovator Equity Defined Protection ETF - 2 Yr to July 2026
Schedule of Written Options
April 30, 2025 (Uaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.7)%
Call Options - (2.7)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $643.27(a)(b)	$(66,766,616)	(1,204)	$(1,799,390)
TOTAL WRITTEN OPTIONS (Premiums received $2,532,542)			$(1,799,390)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$69,147,755	102.2%
Written Options	(1,799,390)	(2.7)
Money Market Deposit Account	325,829	0.5
Liabilities in Excess of Other Assets	(41,476)	0.0
	$67,632,718	100.0%

The accompanying notes are an integral part of these financial statements.

50

Innovator Equity Defined Protection ETF - 2 Yr to October 2026
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.9%(a)
Call Options - 94.2%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $10.33(b)(c)(d)	$82,571,006	1,489	$79,856,723
Put Options - 8.7%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $573.76(b)(c)(d)	82,571,006	1,489	7,405,839
TOTAL PURCHASED OPTIONS (Cost $88,742,811)			87,262,562
TOTAL INVESTMENTS - 102.9% (Cost $88,742,811)			$87,262,562
Money Market Deposit Account - 0.4%(e)			360,134
Liabilities in Excess of Other Assets - (3.3)%			(2,799,369)
TOTAL NET ASSETS - 100.0%			$84,823,327

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

51

Innovator Equity Defined Protection ETF - 2 Yr to October 2026
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.2)%
Call Options - (3.2)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $648.12(a)(b)	$(82,571,006)	(1,489)	$(2,746,803)
TOTAL WRITTEN OPTIONS (Premiums received $4,977,195)			$(2,746,803)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$87,262,562	102.9%
Written Options	(2,746,803)	(3.2)
Money Market Deposit Account	360,134	0.4
Liabilities in Excess of Other Assets	(52,566)	(0.1)
	$84,823,327	100.0%

The accompanying notes are an integral part of these financial statements.

52

Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.4%(a)
Call Options - 98.2%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $2.80(b)(c)(d)	$72,312,016	1,304	$71,557,730
Put Options - 5.2%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $559.39(b)(c)(d)	72,312,016	1,304	3,771,455
TOTAL PURCHASED OPTIONS (Cost $74,683,932)			75,329,185
TOTAL INVESTMENTS - 103.4% (Cost $74,683,932)			$75,329,185
Money Market Deposit Account - 0.1%(e)			97,895
Liabilities in Excess of Other Assets - (3.5)%			(2,553,468)
TOTAL NET ASSETS - 100.0%			$72,873,612

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

53

Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.4)%
Call Options - (3.4)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $580.26(a)(b)	$(72,312,016)	(1,304)	$(2,509,444)
TOTAL WRITTEN OPTIONS (Premiums received $2,297,194)			$(2,509,444)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$75,329,185	103.4%
Written Options	(2,509,444)	(3.4)
Money Market Deposit Account	97,895	0.1
Liabilities in Excess of Other Assets	(44,024)	(0.1)
	$72,873,612	100.0%

The accompanying notes are an integral part of these financial statements.

54

Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 100.1%(a)
Call Options - 94.2%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $2.93(b)(c)(d)	$234,293,150	4,225	$232,143,132
Put Options - 5.9%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $586.08(b)(c)(d)	234,293,150	4,225	14,535,310
TOTAL PURCHASED OPTIONS (Cost $254,508,020)			246,678,442
TOTAL INVESTMENTS - 100.1% (Cost $254,508,020)			$246,678,442
Money Market Deposit Account - 0.2%(e)			470,245
Liabilities in Excess of Other Assets - (0.3)%			(684,917)
TOTAL NET ASSETS - 100.0%			$246,463,770

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

55

Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.2)%
Call Options - (0.2)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $608.06(a)(b)	$(234,293,150)	(4,225)	$(518,830)
TOTAL WRITTEN OPTIONS (Premiums received $7,560,732)			$(518,830)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$246,678,442	100.1%
Written Options	(518,830)	(0.2)
Money Market Deposit Account	470,245	0.2
Liabilities in Excess of Other Assets	(166,087)	(0.1)
	$246,463,770	100.0%

The accompanying notes are an integral part of these financial statements.

56

Innovator Growth Accelerated ETF - Quarterly
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 105.0%(a)
Call Options - 105.0%
Invesco QQQ Trust Series 1(b)(c)(d)
Expiration: 06/30/2025; Exercise Price: $1.17	$33,901,011	713	$33,774,517
Expiration: 06/30/2025; Exercise Price: $468.92	33,901,011	713	1,803,719
TOTAL PURCHASED OPTIONS (Cost $35,028,582)			35,578,236
TOTAL INVESTMENTS - 105.0% (Cost $35,028,582)			$35,578,236
Money Market Deposit Account - 0.2%(e)			58,023
Liabilities in Excess of Other Assets - (5.2)%			(1,768,590)
TOTAL NET ASSETS - 100.0%			$33,867,669

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

57

Innovator Growth Accelerated ETF - Quarterly
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.2)%
Call Options - (5.2)%
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $492.18(a)(b)	$(67,802,022)	(1,426)	$(1,745,025)
TOTAL WRITTEN OPTIONS (Premiums received $1,648,656)			$(1,745,025)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$35,578,236	105.0%
Written Options	(1,745,025)	(5.2)
Money Market Deposit Account	58,023	0.2
Liabilities in Excess of Other Assets	(23,565)	0.0
	$33,867,669	100.0%

The accompanying notes are an integral part of these financial statements.

58

Innovator Growth Accelerated Plus ETF - April
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 124.5%(a)
Call Options - 124.5%
Invesco QQQ Trust Series 1(b)(c)(d)
Expiration: 03/31/2026; Exercise Price: $4.70	$14,501,835	305	$14,313,610
Expiration: 03/31/2026; Exercise Price: $468.92	29,003,670	610	3,454,821
TOTAL PURCHASED OPTIONS (Cost $16,987,686)			17,768,431
TOTAL INVESTMENTS - 124.5% (Cost $16,987,686)			$17,768,431
Money Market Deposit Account - 0.3%(e)			49,574
Liabilities in Excess of Other Assets - (24.8)%			(3,538,305)
TOTAL NET ASSETS - 100.0%			$14,279,700

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

59

Innovator Growth Accelerated Plus ETF - April
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (24.7)%
Call Options - (24.7)%
Invesco QQQ Trust Series 1, Expiration: 03/31/2026; Exercise Price: $501.98(a)(b)	$(43,505,505)	(915)	$(3,527,893)
TOTAL WRITTEN OPTIONS (Premiums received $2,961,246)			$(3,527,893)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$17,768,431	124.5%
Written Options	(3,527,893)	(24.7)
Money Market Deposit Account	49,574	0.3
Liabilities in Excess of Other Assets	(10,412)	(0.1)
	$14,279,700	100.0%

The accompanying notes are an integral part of these financial statements.

60

Innovator Growth Accelerated Plus ETF - January
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 108.3%(a)
Call Options - 108.3%
Invesco QQQ Trust Series 1(b)(c)(d)
Expiration: 12/31/2025; Exercise Price: $5.13	$14,073,912	296	$13,881,334
Expiration: 12/31/2025; Exercise Price: $511.23	28,147,824	592	1,559,405
TOTAL PURCHASED OPTIONS (Cost $17,955,268)			15,440,739
TOTAL INVESTMENTS - 108.3% (Cost $17,955,268)			$15,440,739
Money Market Deposit Account - 0.4%(e)			59,083
Liabilities in Excess of Other Assets - (8.7)%			(1,236,754)
TOTAL NET ASSETS - 100.0%			$14,263,068

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

61

Innovator Growth Accelerated Plus ETF - January
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (8.6)%
Call Options - (8.6)%
Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $544.36(a)(b)	$(42,221,736)	(888)	$(1,227,803)
TOTAL WRITTEN OPTIONS (Premiums received $3,027,774)			$(1,227,803)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$15,440,739	108.3%
Written Options	(1,227,803)	(8.6)
Money Market Deposit Account	59,083	0.4
Liabilities in Excess of Other Assets	(8,951)	(0.1)
	$14,263,068	100.0%

The accompanying notes are an integral part of these financial statements.

62

Innovator Growth Accelerated Plus ETF - July
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.3%(a)
Call Options - 103.3%
Invesco QQQ Trust Series 1(b)(c)(d)
Expiration: 06/30/2025; Exercise Price: $4.81	$11,981,844	252	$11,846,124
Expiration: 06/30/2025; Exercise Price: $479.11	23,963,688	504	959,934
TOTAL PURCHASED OPTIONS (Cost $14,534,996)			12,806,058
TOTAL INVESTMENTS - 103.3% (Cost $14,534,996)			$12,806,058
Money Market Deposit Account - 0.2%(e)			29,813
Liabilities in Excess of Other Assets - (3.5)%			(431,038)
TOTAL NET ASSETS - 100.0%			$12,404,833

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

63

Innovator Growth Accelerated Plus ETF - July
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.4)%
Call Options - (3.4)%
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $510.20(a)(b)	$(35,945,532)	(756)	$(422,241)
TOTAL WRITTEN OPTIONS (Premiums received $2,201,613)			$(422,241)

Percentages are stated as a percentof net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$12,806,058	103.3%
Written Options	(422,241)	(3.4)
Money Market Deposit Account	29,813	0.2
Liabilities in Excess of Other Assets	(8,797)	(0.1)
	$12,404,833	100.0%

The accompanying notes are an integral part of these financial statements.

64

Innovator Growth Accelerated Plus ETF - October
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 108.0%(a)
Call Options - 108.0%
Invesco QQQ Trust Series 1(b)(c)(d)
Expiration: 09/30/2025; Exercise Price: $4.90	$13,645,989	287	$13,473,571
Expiration: 09/30/2025; Exercise Price: $488.07	27,291,978	574	1,605,891
TOTAL PURCHASED OPTIONS (Cost $17,070,541)			15,079,462
TOTAL INVESTMENTS - 108.0% (Cost $17,070,541)			$15,079,462
Money Market Deposit Account - 0.4%(e)			57,270
Liabilities in Excess of Other Assets - (8.4)%			(1,168,090)
TOTAL NET ASSETS - 100.0%			$13,968,642

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

65

Innovator Growth Accelerated Plus ETF - October
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (8.3)%
Call Options - (8.3)%
Invesco QQQ Trust Series 1, Expiration: 09/30/2025; Exercise Price: $520.14(a)(b)	$(40,937,967)	(861)	$(1,159,896)
TOTAL WRITTEN OPTIONS (Premiums received $2,978,022)			$(1,159,896)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$15,079,462	108.0%
Written Options	(1,159,896)	(8.3)
Money Market Deposit Account	57,270	0.4
Liabilities in Excess of Other Assets	(8,194)	(0.1)
	$13,968,642	100.0%

The accompanying notes are an integral part of these financial statements.

66

Innovator Growth-100 Power Buffer ETF - April
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 107.8%(a)
Call Options - 100.3%
Invesco QQQ Trust Series 1, Expiration: 03/31/2026; Exercise Price: $4.69(b)(c)(d)	$239,684,427	5,041	$236,578,314
Put Options - 7.5%
Invesco QQQ Trust Series 1, Expiration: 03/31/2026; Exercise Price: $468.92(b)(c)(d)	239,684,427	5,041	17,544,847
TOTAL PURCHASED OPTIONS (Cost $248,766,286)			254,123,161
TOTAL INVESTMENTS - 107.8% (Cost $248,766,286)			$254,123,161
Money Market Deposit Account - 0.3%(e)			713,538
Liabilities in Excess of Other Assets - (8.1)%			(19,002,013)
TOTAL NET ASSETS - 100.0%			$235,834,686

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

67

Innovator Growth-100 Power Buffer ETF - April
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (8.0)%
Call Options - (4.7)%
Invesco QQQ Trust Series 1, Expiration: 03/31/2026; Exercise Price: $541.18(a)(b)	$(239,684,427)	(5,041)	$(11,001,680)
Put Options - (3.3)%
Invesco QQQ Trust Series 1, Expiration: 03/31/2026; Exercise Price: $398.58(a)(b)	(239,684,427)	(5,041)	(7,871,169)
TOTAL WRITTEN OPTIONS (Premiums received $16,673,929)			$(18,872,849)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$254,123,161	107.8%
Written Options	(18,872,849)	(8.0)
Money Market Deposit Account	713,538	0.3
Liabilities in Excess of Other Assets	(129,164)	(0.1)
	$235,834,686	100.0%

The accompanying notes are an integral part of these financial statements.

68

Innovator Growth-100 Power Buffer ETF - August
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 101.4%(a)
Call Options - 97.1%
Invesco QQQ Trust Series 1, Expiration: 07/31/2025; Exercise Price: $4.71(b)(c)(d)	$18,448,236	388	$18,246,980
Put Options - 4.3%
Invesco QQQ Trust Series 1, Expiration: 07/31/2025; Exercise Price: $471.07(b)(c)(d)	18,448,236	388	795,245
TOTAL PURCHASED OPTIONS (Cost $19,235,947)			19,042,225
TOTAL INVESTMENTS - 101.4% (Cost $19,235,947)			$19,042,225
Money Market Deposit Account - 0.3%(e)			59,242
Liabilities in Excess of Other Assets - (1.7)%			(311,193)
TOTAL NET ASSETS - 100.0%			$18,790,274

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

69

Innovator Growth-100 Power Buffer ETF - August
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.6)%
Call Options - (0.5)%
Invesco QQQ Trust Series 1, Expiration: 07/31/2025; Exercise Price: $545.31(a)(b)	$(18,448,236)	(388)	$(89,756)
Put Options - (1.1)%
Invesco QQQ Trust Series 1, Expiration: 07/31/2025; Exercise Price: $400.41(a)(b)	(18,448,236)	(388)	(210,005)
TOTAL WRITTEN OPTIONS (Premiums received $883,617)			$(299,761)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$19,042,225	101.4%
Written Options	(299,761)	(1.6)
Money Market Deposit Account	59,242	0.3
Liabilities in Excess of Other Assets	(11,432)	(0.1)
	$18,790,274	100.0%

The accompanying notes are an integral part of these financial statements.

70

INNOVATOR GROWTH-100 POWER BUFFER ETF - DECEMBER
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 104.2%(a)
Call Options - 94.7%
Invesco QQQ Trust Series 1, Expiration: 11/28/2025; Exercise Price: $5.10(b)(c)(d)	$72,223,893	1,519	$71,335,734
Put Options - 9.5%
Invesco QQQ Trust Series 1, Expiration: 11/28/2025; Exercise Price: $509.74(b)(c)(d)	72,223,893	1,519	7,128,849
TOTAL PURCHASED OPTIONS (Cost $81,957,979)			78,464,583
TOTAL INVESTMENTS - 104.2% (Cost $81,957,979)			$78,464,583
Money Market Deposit Account - 0.4%(e)			316,485
Liabilities in Excess of Other Assets - (4.6)%			(3,431,465)
TOTAL NET ASSETS - 100.0%			$75,349,603

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

71

INNOVATOR GROWTH-100 POWER BUFFER ETF - DECEMBER
SCHEDULE OF WRITTEN OPTIONS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.5)%
Call Options - (0.8)%
Invesco QQQ Trust Series 1, Expiration: 11/28/2025; Exercise Price: $583.91(a)(b)	$(72,223,893)	(1,519)	$(597,514)
Put Options - (3.7)%
Invesco QQQ Trust Series 1, Expiration: 11/28/2025; Exercise Price: $433.28(a)(b)	(72,223,893)	(1,519)	(2,789,036)
TOTAL WRITTEN OPTIONS (Premiums received $4,969,072)			$(3,386,550)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$78,464,583	104.2%
Written Options	(3,386,550)	(4.5)
Money Market Deposit Account	316,485	0.4
Liabilities in Excess of Other Assets	(44,915)	(0.1)
	$75,349,603	100.0%

The accompanying notes are an integral part of these financial statements.

72

INNOVATOR GROWTH-100 POWER BUFFER ETF - FEBRUARY
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 105.4%(a)
Call Options - 94.1%
Invesco QQQ Trust Series 1, Expiration: 01/30/2026; Exercise Price: $5.22(b)(c)(d)	$46,120,590	970	$45,515,650
Put Options - 11.3%
Invesco QQQ Trust Series 1, Expiration: 01/30/2026; Exercise Price: $522.29(b)(c)(d)	46,120,590	970	5,471,401
TOTAL PURCHASED OPTIONS (Cost $53,004,566)			50,987,051
TOTAL INVESTMENTS - 105.4% (Cost $53,004,566)			$50,987,051
Money Market Deposit Account - 0.4%(e)			201,705
Liabilities in Excess of Other Assets - (5.8)%			(2,803,282)
TOTAL NET ASSETS - 100.0%			$48,385,474

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

73

innovator growth-100 power buffer etf - february
SCHEDULE OF WRITTEN OPTIONS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.7)%
Call Options - (0.9)%
Invesco QQQ Trust Series 1, Expiration: 01/30/2026; Exercise Price: $599.54(a)(b)	$(46,120,590)	(970)	$(444,629)
Put Options - (4.8)%
Invesco QQQ Trust Series 1, Expiration: 01/30/2026; Exercise Price: $443.95(a)(b)	(46,120,590)	(970)	(2,328,222)
TOTAL WRITTEN OPTIONS (Premiums received $2,942,727)			$(2,772,851)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$50,987,051	105.4%
Written Options	(2,772,851)	(5.7)
Money Market Deposit Account	201,705	0.4
Liabilities in Excess of Other Assets	(30,431)	(0.1)
	$48,385,474	100.0%

The accompanying notes are an integral part of these financial statements.

74

INNOVATOR GROWTH-100 POWER BUFFER ETF - JANUARY
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 104.8%(a)
Call Options - 94.8%
Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $5.11(b)(c)(d)	$264,931,884	5,572	$261,317,550
Put Options - 10.0%
Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $511.23(b)(c)(d)	264,931,884	5,572	27,545,238
TOTAL PURCHASED OPTIONS (Cost $300,768,811)			288,862,788
TOTAL INVESTMENTS - 104.8% (Cost $300,768,811)			$288,862,788
Money Market Deposit Account - 0.3%(e)			900,981
Liabilities in Excess of Other Assets - (5.1)%			(14,082,351)
TOTAL NET ASSETS - 100.0%			$275,681,418

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

75

INNOVATOR GROWTH-100 POWER BUFFER ETF - JANUARY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.0)%
Call Options - (0.9)%
Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $587.91(a)(b)	$(264,931,884)	(5,572)	$(2,612,320)
Put Options - (4.1)%
Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $434.55(a)(b)	(264,931,884)	(5,572)	(11,279,957)
TOTAL WRITTEN OPTIONS (Premiums received $16,915,388)			$(13,892,277)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$288,862,788	104.8%
Written Options	(13,892,277)	(5.0)
Money Market Deposit Account	900,981	0.3
Liabilities in Excess of Other Assets	(190,074)	(0.1)
	$275,681,418	100.0%

The accompanying notes are an integral part of these financial statements.

76

INNOVATOR GROWTH-100 POWER BUFFER ETF - JULY
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 100.6%(a)
Call Options - 96.6%
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $4.79(b)(c)(d)	$196,274,016	4,128	$194,059,014
Put Options - 4.0%
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $479.11(b)(c)(d)	196,274,016	4,128	8,097,939
TOTAL PURCHASED OPTIONS (Cost $207,240,618)			202,156,953
TOTAL INVESTMENTS - 100.6% (Cost $207,240,618)			$202,156,953
Money Market Deposit Account - 0.3%(e)			658,875
Liabilities in Excess of Other Assets - (0.9)%			(1,825,207)
TOTAL NET ASSETS - 100.0%			$200,990,621

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

77

INNOVATOR GROWTH-100 POWER BUFFER ETF - JULY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.8)%
Call Options - (0.1)%
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $556.73(a)(b)	$(196,274,016)	(4,128)	$(173,335)
Put Options - (0.7)%
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $407.24(a)(b)	(196,274,016)	(4,128)	(1,522,778)
TOTAL WRITTEN OPTIONS (Premiums received $9,395,296)			$(1,696,113)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$202,156,953	100.6%
Written Options	(1,696,113)	(0.8)
Money Market Deposit Account	658,875	0.3
Liabilities in Excess of Other Assets	(129,094)	(0.1)
	$200,990,621	100.0%

The accompanying notes are an integral part of these financial statements.

78

INNOVATOR GROWTH-100 POWER BUFFER ETF - JUNE
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 99.9%(a)
Call Options - 98.7%
Invesco QQQ Trust Series 1, Expiration: 05/30/2025; Exercise Price: $4.51(b)(c)(d)	$39,654,198	834	$39,284,319
Put Options - 1.2%
Invesco QQQ Trust Series 1, Expiration: 05/30/2025; Exercise Price: $450.71(b)(c)(d)	39,654,198	834	502,143
TOTAL PURCHASED OPTIONS (Cost $39,675,948)			39,786,462
TOTAL INVESTMENTS - 99.9% (Cost $39,675,948)			$39,786,462
Money Market Deposit Account - 0.4%(e)			163,475
Liabilities in Excess of Other Assets - (0.3)%			(134,235)
TOTAL NET ASSETS - 100.0%			$39,815,702

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

79

INNOVATOR GROWTH-100 POWER BUFFER ETF - JUNE
SCHEDULE OF WRITTEN OPTIONS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.3)%
Call Options - (0.1)%
Invesco QQQ Trust Series 1, Expiration: 05/30/2025; Exercise Price: $523.23(a)(b)	$(39,654,198)	(834)	$(55,269)
Put Options - (0.2)%
Invesco QQQ Trust Series 1, Expiration: 05/30/2025; Exercise Price: $383.10(a)(b)	(39,654,198)	(834)	(56,846)
TOTAL WRITTEN OPTIONS (Premiums received $1,349,605)			$(112,115)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$39,786,462	99.9%
Written Options	(112,115)	(0.3)
Money Market Deposit Account	163,475	0.4
Liabilities in Excess of Other Assets	(22,120)	0.0
	$39,815,702	100.0%

The accompanying notes are an integral part of these financial statements.

80

INNOVATOR GROWTH-100 POWER BUFFER ETF - MARCH
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 105.8%(a)
Call Options - 95.6%
Invesco QQQ Trust Series 1, Expiration: 02/27/2026; Exercise Price: $5.08(b)(c)(d)	$32,094,225	675	$31,676,400
Put Options - 10.2%
Invesco QQQ Trust Series 1, Expiration: 02/27/2026; Exercise Price: $508.17(b)(c)(d)	32,094,225	675	3,396,600
TOTAL PURCHASED OPTIONS (Cost $35,267,669)			35,073,000
TOTAL INVESTMENTS - 105.8% (Cost $35,267,669)			$35,073,000
Money Market Deposit Account - 0.3%(e)			84,252
Liabilities in Excess of Other Assets - (6.1)%			(2,006,970)
TOTAL NET ASSETS - 100.0%			$33,150,282

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

81

INNOVATOR GROWTH-100 POWER BUFFER ETF - MARCH
SCHEDULE OF WRITTEN OPTIONS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (6.1)%
Call Options - (1.7)%
Invesco QQQ Trust Series 1, Expiration: 02/27/2026; Exercise Price: $585.21(a)(b)	$(32,094,225)	(675)	$(554,850)
Put Options - (4.4)%
Invesco QQQ Trust Series 1, Expiration: 02/27/2026; Exercise Price: $431.94(a)(b)	(32,094,225)	(675)	(1,479,600)
TOTAL WRITTEN OPTIONS (Premiums received $1,984,364)			$(2,034,450)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$35,073,000	105.8%
Written Options	(2,034,450)	(6.1)
Money Market Deposit Account	84,252	0.3
Other Assets in Excess of Other Assets	27,480	0.0
	$33,150,282	100.0%

The accompanying notes are an integral part of these financial statements.

82

INNOVATOR GROWTH-100 POWER BUFFER ETF - MAY
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 107.6%(a)
Call Options - 99.4%
Invesco QQQ Trust Series 1, Expiration: 04/30/2026; Exercise Price: $4.75(b)(c)(d)	$1,236,222	26	$1,219,062
Put Options - 8.2%
Invesco QQQ Trust Series 1, Expiration: 04/30/2026; Exercise Price: $475.47(b)(c)(d)	1,236,222	26	100,074
TOTAL PURCHASED OPTIONS (Cost $1,319,248)			1,319,136
TOTAL INVESTMENTS - 107.6% (Cost $1,319,248)			$1,319,136
Liabilities in Excess of Other Assets - (7.6)%			(92,863)
TOTAL NET ASSETS - 100.0%			$1,226,273

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

83

INNOVATOR GROWTH-100 POWER BUFFER ETF - MAY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (7.8)%
Call Options - (4.1)%
Invesco QQQ Trust Series 1, Expiration: 04/30/2026; Exercise Price: $556.30(a)(b)	$(1,236,222)	(26)	$(50,362)
Put Options - (3.7)%
Invesco QQQ Trust Series 1, Expiration: 04/30/2026; Exercise Price: $404.15(a)(b)	(1,236,222)	(26)	(45,396)
TOTAL WRITTEN OPTIONS (Premiums received $95,643)			$(95,758)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$1,319,136	107.6%
Written Options	(95,758)	(7.8)
Other Assets in Excess of Other Assets	2,895	0.2
	$1,226,273	100.0%

The accompanying notes are an integral part of these financial statements.

84

INNOVATOR GROWTH-100 POWER BUFFER ETF - NOVEMBER
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.4%(a)
Call Options - 96.6%
Invesco QQQ Trust Series 1, Expiration: 10/31/2025; Exercise Price: $4.84(b)(c)(d)	$25,247,457	531	$24,940,263
Put Options - 6.8%
Invesco QQQ Trust Series 1, Expiration: 10/31/2025; Exercise Price: $483.85(b)(c)(d)	25,247,457	531	1,757,408
TOTAL PURCHASED OPTIONS (Cost $27,748,988)			26,697,671
TOTAL INVESTMENTS - 103.4% (Cost $27,748,988)			$26,697,671
Money Market Deposit Account - 0.4%(e)			108,100
Liabilities in Excess of Other Assets - (3.8)%			(972,250)
TOTAL NET ASSETS - 100.0%			$25,833,521

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

85

INNOVATOR GROWTH-100 POWER BUFFER ETF - NOVEMBER
SCHEDULE OF WRITTEN OPTIONS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.7)%
Call Options - (1.2)%
Invesco QQQ Trust Series 1, Expiration: 10/31/2025; Exercise Price: $560.49(a)(b)	$(25,247,457)	(531)	$(305,012)
Put Options - (2.5)%
Invesco QQQ Trust Series 1, Expiration: 10/31/2025; Exercise Price: $411.27(a)(b)	(25,247,457)	(531)	(650,034)
TOTAL WRITTEN OPTIONS (Premiums received $1,519,054)			$(955,046)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$26,697,671	103.4%
Written Options	(955,046)	(3.7)
Money Market Deposit Account	108,100	0.4
Liabilities in Excess of Other Assets	(17,204)	(0.1)
	$25,833,521	100.0%

The accompanying notes are an integral part of these financial statements.

86

INNOVATOR GROWTH-100 POWER BUFFER ETF - OCTOBER
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.9%(a)
Call Options - 96.2%
Invesco QQQ Trust Series 1, Expiration: 09/30/2025; Exercise Price: $4.88(b)(c)(d)	$147,776,076	3,108	$145,915,005
Put Options - 6.7%
Invesco QQQ Trust Series 1, Expiration: 09/30/2025; Exercise Price: $488.07(b)(c)(d)	147,776,076	3,108	10,195,390
TOTAL PURCHASED OPTIONS (Cost $160,023,155)			156,110,395
TOTAL INVESTMENTS - 102.9% (Cost $160,023,155)			$156,110,395
Money Market Deposit Account - 0.3%(e)			470,705
Liabilities in Excess of Other Assets - (3.2)%			(4,827,351)
TOTAL NET ASSETS - 100.0%			$151,753,749

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

87

INNOVATOR GROWTH-100 POWER BUFFER ETF - OCTOBER
SCHEDULE OF WRITTEN OPTIONS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.1)%
Call Options - (0.8)%
Invesco QQQ Trust Series 1, Expiration: 09/30/2025; Exercise Price: $558.84(a)(b)	$(147,776,076)	(3,108)	$(1,247,551)
Put Options - (2.3)%
Invesco QQQ Trust Series 1, Expiration: 09/30/2025; Exercise Price: $414.86(a)(b)	(147,776,076)	(3,108)	(3,482,048)
TOTAL WRITTEN OPTIONS (Premiums received $9,122,794)			$(4,729,599)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$156,110,395	102.9%
Written Options	(4,729,599)	(3.1)
Money Market Deposit Account	470,705	0.3
Liabilities in Excess of Other Assets	(97,752)	(0.1)
	$151,753,749	100.0%

The accompanying notes are an integral part of these financial statements.

88

INNOVATOR GROWTH-100 POWER BUFFER ETF - SEPTEMBER
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.1%(a)
Call Options - 96.9%
Invesco QQQ Trust Series 1, Expiration: 08/29/2025; Exercise Price: $4.76(b)(c)(d)	$27,672,354	582	$27,375,738
Put Options - 5.2%
Invesco QQQ Trust Series 1, Expiration: 08/29/2025; Exercise Price: $476.27(b)(c)(d)	27,672,354	582	1,466,564
TOTAL PURCHASED OPTIONS (Cost $29,345,822)			28,842,302
TOTAL INVESTMENTS - 102.1% (Cost $29,345,822)			$28,842,302
Money Market Deposit Account - 0.4%(e)			118,240
Liabilities in Excess of Other Assets - (2.5)%			(713,026)
TOTAL NET ASSETS - 100.0%			$28,247,516

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

89

INNOVATOR GROWTH-100 POWER BUFFER ETF - SEPTEMBER
SCHEDULE OF WRITTEN OPTIONS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.5)%
Call Options - (0.9)%
Invesco QQQ Trust Series 1, Expiration: 08/29/2025; Exercise Price: $546.42(a)(b)	$(27,672,354)	(582)	$(239,784)
Put Options - (1.6)%
Invesco QQQ Trust Series 1, Expiration: 08/29/2025; Exercise Price: $404.83(a)(b)	(27,672,354)	(582)	(452,633)
TOTAL WRITTEN OPTIONS (Premiums received $1,419,754)			$(692,417)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$28,842,302	102.1%
Written Options	(692,417)	(2.5)
Money Market Deposit Account	118,240	0.4
Liabilities in Excess of Other Assets	(20,609)	0.0
	$28,247,516	100.0%

The accompanying notes are an integral part of these financial statements.

90

INNOVATOR INTERNATIONAL DEVELOPED 10 BUFFER ETF - QUARTERLY
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.1%(a)
Call Options - 100.3%
iShares MSCI EAFE ETF, Expiration: 06/30/2025; Exercise Price: $0.20(b)(c)(d)	$24,085,950	2,842	$23,626,797
Put Options - 1.8%
iShares MSCI EAFE ETF, Expiration: 06/30/2025; Exercise Price: $81.73(b)(c)(d)	24,085,950	2,842	427,067
TOTAL PURCHASED OPTIONS (Cost $23,597,487)			24,053,864
TOTAL INVESTMENTS - 102.1% (Cost $23,597,487)			$24,053,864
Money Market Deposit Account - 0.1%(e)			22,980
Liabilities in Excess of Other Assets - (2.2)%			(529,251)
TOTAL NET ASSETS - 100.0%			$23,547,593

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

91

INNOVATOR INTERNATIONAL DEVELOPED 10 BUFFER ETF - QUARTERLY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.2)%
Call Options - (1.7)%
iShares MSCI EAFE ETF, Expiration: 06/30/2025; Exercise Price: $85.60(a)(b)	$(24,085,950)	(2,842)	$(406,008)
Put Options - (0.5)%
iShares MSCI EAFE ETF, Expiration: 06/30/2025; Exercise Price: $73.56(a)(b)	(24,085,950)	(2,842)	(107,854)
TOTAL WRITTEN OPTIONS (Premiums received $419,051)			$(513,862)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$24,053,864	102.1%
Written Options	(513,862)	(2.2)
Money Market Deposit Account	22,980	0.1
Liabilities in Excess of Other Assets	(15,389)	0.0
	$23,547,593	100.0%

The accompanying notes are an integral part of these financial statements.

92

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - APRIL
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.8%(a)
Call Options - 99.9%
iShares MSCI EAFE ETF, Expiration: 03/31/2026; Exercise Price: $0.82(b)(c)(d)	$243,724,050	28,758	$238,432,236
Put Options - 3.9%
iShares MSCI EAFE ETF, Expiration: 03/31/2026; Exercise Price: $81.73(b)(c)(d)	243,724,050	28,758	9,367,467
TOTAL PURCHASED OPTIONS (Cost $238,787,363)			247,799,703
TOTAL INVESTMENTS - 103.8% (Cost $238,787,363)			$247,799,703
Money Market Deposit Account - 0.2%(e)			523,432
Liabilities in Excess of Other Assets - (4.0)%			(9,466,508)
TOTAL NET ASSETS - 100.0%			$238,856,627

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

93

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - APRIL
SCHEDULE OF WRITTEN OPTIONS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.9)%
Call Options - (2.4)%
iShares MSCI EAFE ETF, Expiration: 03/31/2026; Exercise Price: $94.64(a)(b)	$(243,724,050)	(28,758)	$(5,845,115)
Put Options - (1.5)%
iShares MSCI EAFE ETF, Expiration: 03/31/2026; Exercise Price: $69.47(a)(b)	(243,724,050)	(28,758)	(3,471,853)
TOTAL WRITTEN OPTIONS (Premiums received $7,778,965)			$(9,316,968)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$247,799,703	103.8%
Written Options	(9,316,968)	(3.9)
Money Market Deposit Account	523,432	0.2
Liabilities in Excess of Other Assets	(149,540)	(0.1)
	$238,856,627	100.0%

The accompanying notes are an integral part of these financial statements.

94

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - AUGUST
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 100.7%(a)
Call Options - 98.8%
iShares MSCI EAFE ETF, Expiration: 07/31/2025; Exercise Price: $0.80(b)(c)(d)	$17,094,075	2,017	$16,720,842
Put Options - 1.9%
iShares MSCI EAFE ETF, Expiration: 07/31/2025; Exercise Price: $80.36(b)(c)(d)	17,094,075	2,017	320,941
TOTAL PURCHASED OPTIONS (Cost $16,561,549)			17,041,783
TOTAL INVESTMENTS - 100.7% (Cost $16,561,549)			$17,041,783
Money Market Deposit Account - 0.2%(e)			40,587
Liabilities in Excess of Other Assets - (0.9)%			(151,393)
TOTAL NET ASSETS - 100.0%			$16,930,977

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

95

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - AUGUST
SCHEDULE OF WRITTEN OPTIONS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.8)%
Call Options - (0.4)%
iShares MSCI EAFE ETF, Expiration: 07/31/2025; Exercise Price: $93.35(a)(b)	$(17,094,075)	(2,017)	$(76,651)
Put Options - (0.4)%
iShares MSCI EAFE ETF, Expiration: 07/31/2025; Exercise Price: $68.31(a)(b)	(17,094,075)	(2,017)	(64,245)
TOTAL WRITTEN OPTIONS (Premiums received $404,226)			$(140,896)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$17,041,783	100.7%
Written Options	(140,896)	(0.8)
Money Market Deposit Account	40,587	0.2
Liabilities in Excess of Other Assets	(10,497)	(0.1)
	$16,930,977	100.0%

The accompanying notes are an integral part of these financial statements.

96

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - DECEMBER
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 101.9%(a)
Call Options - 99.4%
iShares MSCI EAFE ETF, Expiration: 11/28/2025; Exercise Price: $0.79(b)(c)(d)	$22,628,250	2,670	$22,020,144
Put Options - 2.5%
iShares MSCI EAFE ETF, Expiration: 11/28/2025; Exercise Price: $78.97(b)(c)(d)	22,628,250	2,670	566,830
TOTAL PURCHASED OPTIONS (Cost $21,517,083)			22,586,974
TOTAL INVESTMENTS - 101.9% (Cost $21,517,083)			$22,586,974
Money Market Deposit Account - 0.2%(e)			39,487
Liabilities in Excess of Other Assets - (2.1)%			(471,623)
TOTAL NET ASSETS - 100.0%			$22,154,838

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

97

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - DECEMBER
SCHEDULE OF WRITTEN OPTIONS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.1)%
Call Options - (1.3)%
iShares MSCI EAFE ETF, Expiration: 11/28/2025; Exercise Price: $93.45(a)(b)	$(22,628,250)	(2,670)	$(285,901)
Put Options - (0.8)%
iShares MSCI EAFE ETF, Expiration: 11/28/2025; Exercise Price: $67.12(a)(b)	(22,628,250)	(2,670)	(170,496)
TOTAL WRITTEN OPTIONS (Premiums received $513,855)			$(456,397)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$22,586,974	101.9%
Written Options	(456,397)	(2.1)
Money Market Deposit Account	39,487	0.2
Liabilities in Excess of Other Assets	(15,226)	0.0
	$22,154,838	100.0%

The accompanying notes are an integral part of these financial statements.

98

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - FEBRUARY
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.3%(a)
Call Options - 100.1%
iShares MSCI EAFE ETF, Expiration: 01/30/2026; Exercise Price: $0.79(b)(c)(d)	$28,925,175	3,413	$27,932,060
Put Options - 3.2%
iShares MSCI EAFE ETF, Expiration: 01/30/2026; Exercise Price: $79.24(b)(c)(d)	28,925,175	3,413	900,008
TOTAL PURCHASED OPTIONS (Cost $27,822,397)			28,832,068
TOTAL INVESTMENTS - 103.3% (Cost $27,822,397)			$28,832,068
Money Market Deposit Account - 0.3%(e)			73,696
Liabilities in Excess of Other Assets - (3.6)%			(991,618)
TOTAL NET ASSETS - 100.0%			$27,914,146

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

99

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - FEBRUARY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.5)%
Call Options - (2.2)%
iShares MSCI EAFE ETF, Expiration: 01/30/2026; Exercise Price: $92.69(a)(b)	$(28,925,175)	(3,413)	$(605,330)
Put Options - (1.3)%
iShares MSCI EAFE ETF, Expiration: 01/30/2026; Exercise Price: $67.35(a)(b)	(28,925,175)	(3,413)	(366,351)
TOTAL WRITTEN OPTIONS (Premiums received $709,174)			$(971,681)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$28,832,068	103.3%
Written Options	(971,681)	(3.5)
Money Market Deposit Account	73,696	0.3
Liabilities in Excess of Other Assets	(19,937)	(0.1)
	$27,914,146	100.0%

The accompanying notes are an integral part of these financial statements.

100

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - JANUARY
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.1%(a)
Call Options - 100.8%
iShares MSCI EAFE ETF, Expiration: 12/31/2025; Exercise Price: $0.76(b)(c)(d)	$212,925,900	25,124	$205,031,185
Put Options - 2.3%
iShares MSCI EAFE ETF, Expiration: 12/31/2025; Exercise Price: $75.61(b)(c)(d)	212,925,900	25,124	4,651,206
TOTAL PURCHASED OPTIONS (Cost $194,541,439)			209,682,391
TOTAL INVESTMENTS - 103.1% (Cost $194,541,439)			$209,682,391
Money Market Deposit Account - 0.2%(e)			461,211
Liabilities in Excess of Other Assets - (3.3)%			(6,669,487)
TOTAL NET ASSETS - 100.0%			$203,474,115

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

101

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - JANUARY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.2)%
Call Options - (2.2)%
iShares MSCI EAFE ETF, Expiration: 12/31/2025; Exercise Price: $90.92(a)(b)	$(212,925,900)	(25,124)	$(4,550,961)
Put Options - (1.0)%
iShares MSCI EAFE ETF, Expiration: 12/31/2025; Exercise Price: $64.27(a)(b)	(212,925,900)	(25,124)	(1,987,812)
TOTAL WRITTEN OPTIONS (Premiums received $5,575,271)			$(6,538,773)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$209,682,391	103.1%
Written Options	(6,538,773)	(3.2)
Money Market Deposit Account	461,211	0.2
Liabilities in Excess of Other Assets	(130,714)	(0.1)
	$203,474,115	100.0%

The accompanying notes are an integral part of these financial statements.

102

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - JULY
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 100.2%(a)
Call Options - 99.2%
iShares MSCI EAFE ETF, Expiration: 06/30/2025; Exercise Price: $0.78(b)(c)(d)	$146,278,500	17,260	$142,496,488
Put Options - 1.0%
iShares MSCI EAFE ETF, Expiration: 06/30/2025; Exercise Price: $78.33(b)(c)(d)	146,278,500	17,260	1,427,057
TOTAL PURCHASED OPTIONS (Cost $137,392,162)			143,923,545
TOTAL INVESTMENTS - 100.2% (Cost $137,392,162)			$143,923,545
Money Market Deposit Account - 0.2%(e)			325,523
Liabilities in Excess of Other Assets - (0.4)%			(569,334)
TOTAL NET ASSETS - 100.0%			$143,679,734

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

103

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - JULY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.3)%
Call Options - (0.2)%
iShares MSCI EAFE ETF, Expiration: 06/30/2025; Exercise Price: $91.49(a)(b)	$(146,278,500)	(17,260)	$(236,980)
Put Options - (0.1)%
iShares MSCI EAFE ETF, Expiration: 06/30/2025; Exercise Price: $66.58(a)(b)	(146,278,500)	(17,260)	(234,045)
TOTAL WRITTEN OPTIONS (Premiums received $3,306,303)			$(471,025)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$143,923,545	100.2%
Written Options	(471,025)	(0.3)
Money Market Deposit Account	325,523	0.2
Liabilities in Excess of Other Assets	(98,309)	(0.1)
	$143,679,734	100.0%

The accompanying notes are an integral part of these financial statements.

104

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - JUNE
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 99.8%(a)
Call Options - 99.1%
iShares MSCI EAFE ETF, Expiration: 05/30/2025; Exercise Price: $0.81(b)(c)(d)	$30,187,950	3,562	$29,874,174
Put Options - 0.7%
iShares MSCI EAFE ETF, Expiration: 05/30/2025; Exercise Price: $81.18(b)(c)(d)	30,187,950	3,562	203,283
TOTAL PURCHASED OPTIONS (Cost $29,342,049)			30,077,457
TOTAL INVESTMENTS - 99.8% (Cost $29,342,049)			$30,077,457
Money Market Deposit Account - 0.3%(e)			89,085
Liabilities in Excess of Other Assets - (0.1)%			(35,310)
TOTAL NET ASSETS - 100.0%			$30,131,232

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

105

Innovator International Developed Power Buffer ETF - June
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.1)%
Call Options - (0.0)%(a)
iShares MSCI EAFE ETF, Expiration: 05/30/2025; Exercise Price: $98.02(b)(c)	$(30,187,950)	(3,562)	$(962)
Put Options - (0.1)%
iShares MSCI EAFE ETF, Expiration: 05/30/2025; Exercise Price: $69.00(b)(c)	(30,187,950)	(3,562)	(14,960)
TOTAL WRITTEN OPTIONS (Premiums received $395,413)			$(15,922)

Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$30,077,457	99.8%
Written Options	(15,922)	(0.1)
Money Market Deposit Account	89,085	0.3
Liabilities in Excess of Other Assets	(19,388)	0.0
	$30,131,232	100.0%

The accompanying notes are an integral part of these financial statements.

106

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - MARCH
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.7%(a)
Call Options - 99.0%
iShares MSCI EAFE ETF, Expiration: 02/27/2026; Exercise Price: $0.82(b)(c)(d)	$41,332,575	4,877	$40,024,485
Put Options - 3.7%
iShares MSCI EAFE ETF, Expiration: 02/27/2026; Exercise Price: $81.58(b)(c)(d)	41,332,575	4,877	1,499,104
TOTAL PURCHASED OPTIONS (Cost $40,972,846)			41,523,589
TOTAL INVESTMENTS - 102.7% (Cost $40,972,846)			$41,523,589
Money Market Deposit Account - 0.3%(e)			116,954
Liabilities in Excess of Other Assets - (3.0)%			(1,216,968)
TOTAL NET ASSETS - 100.0%			$40,423,575

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

107

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - MARCH
SCHEDULE OF WRITTEN OPTIONS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.9)%
Call Options - (1.7)%
iShares MSCI EAFE ETF, Expiration: 02/27/2026; Exercise Price: $94.73(a)(b)	$(41,332,575)	(4,877)	$(707,518)
Put Options - (1.2)%
iShares MSCI EAFE ETF, Expiration: 02/27/2026; Exercise Price: $69.34(a)(b)	(41,332,575)	(4,877)	(471,994)
TOTAL WRITTEN OPTIONS (Premiums received $1,148,226)			$(1,179,512)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$41,523,589	102.7%
Written Options	(1,179,512)	(2.9)
Money Market Deposit Account	116,954	0.3
Liabilities in Excess of Other Assets	(37,456)	(0.1)
	$40,423,575	100.0%

The accompanying notes are an integral part of these financial statements.

108

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - MAY
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.2%(a)
Call Options - 96.9%
iShares MSCI EAFE ETF, Expiration: 04/30/2026; Exercise Price: $0.85(b)(c)(d)	$12,263,325	1,447	$11,794,497
Put Options - 6.3%
iShares MSCI EAFE ETF, Expiration: 04/30/2026; Exercise Price: $84.75(b)(c)(d)	12,263,325	1,447	762,569
TOTAL PURCHASED OPTIONS (Cost $12,558,611)			12,557,066
TOTAL INVESTMENTS - 103.2% (Cost $12,558,611)			$12,557,066
Money Market Deposit Account - 0.2%(e)			23,111
Liabilities in Excess of Other Assets - (3.4)%			(415,865)
TOTAL NET ASSETS - 100.0%			$12,164,312

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

109

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - MAY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.5)%
Call Options - (1.1)%
iShares MSCI EAFE ETF, Expiration: 04/30/2026; Exercise Price: $98.29(a)(b)	$(12,263,325)	(1,447)	$(133,124)
Put Options - (2.4)%
iShares MSCI EAFE ETF, Expiration: 04/30/2026; Exercise Price: $72.04(a)(b)	(12,263,325)	(1,447)	(289,400)
TOTAL WRITTEN OPTIONS (Premiums received $420,968)			$(422,524)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$12,557,066	103.2%
Written Options	(422,524)	(3.5)
Money Market Deposit Account	23,111	0.2
Other Assets in Excess of Other Assets	6,659	0.1
	$12,164,312	100.0%

The accompanying notes are an integral part of these financial statements.

110

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - NOVEMBER
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.2%(a)
Call Options - 99.8%
iShares MSCI EAFE ETF, Expiration: 10/31/2025; Exercise Price: $0.79(b)(c)(d)	$14,187,150	1,674	$13,785,809
Put Options - 2.4%
iShares MSCI EAFE ETF, Expiration: 10/31/2025; Exercise Price: $79.22(b)(c)(d)	14,187,150	1,674	329,192
TOTAL PURCHASED OPTIONS (Cost $13,638,522)			14,115,001
TOTAL INVESTMENTS - 102.2% (Cost $13,638,522)			$14,115,001
Money Market Deposit Account - 0.2%(e)			27,671
Liabilities in Excess of Other Assets - (2.4)%			(326,112)
TOTAL NET ASSETS - 100.0%			$13,816,560

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA” is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

111

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - NOVEMBER
SCHEDULE OF WRITTEN OPTIONS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.3)%
Call Options - (1.5)%
iShares MSCI EAFE ETF, Expiration: 10/31/2025; Exercise Price: $91.55(a)(b)	$(14,187,150)	(1,674)	$(212,916)
Put Options - (0.8)%
iShares MSCI EAFE ETF, Expiration: 10/31/2025; Exercise Price: $67.34(a)(b)	(14,187,150)	(1,674)	(104,290)
TOTAL WRITTEN OPTIONS (Premiums received $357,587)			$(317,206)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$14,115,001	102.2%
Written Options	(317,206)	(2.3)
Money Market Deposit Account	27,671	0.2
Liabilities in Excess of Other Assets	(8,906)	(0.1)
	$13,816,560	100.0%

The accompanying notes are an integral part of these financial statements.

112

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - OCTOBER
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 101.1%(a)
Call Options - 97.6%
iShares MSCI EAFE ETF, Expiration: 09/30/2025; Exercise Price: $0.84(b)(c)(d)	$124,472,325	14,687	$121,044,967
Put Options - 3.5%
iShares MSCI EAFE ETF, Expiration: 09/30/2025; Exercise Price: $83.63(b)(c)(d)	124,472,325	14,687	4,401,987
TOTAL PURCHASED OPTIONS (Cost $125,907,460)			125,446,954
TOTAL INVESTMENTS - 101.1% (Cost $125,907,460)			$125,446,954
Money Market Deposit Account - 0.3%(e)			336,047
Liabilities in Excess of Other Assets - (1.4)%			(1,732,815)
TOTAL NET ASSETS - 100.0%			$124,050,186

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

113

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - OCTOBER
SCHEDULE OF WRITTEN OPTIONS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.3)%
Call Options - (0.5)%
iShares MSCI EAFE ETF, Expiration: 09/30/2025; Exercise Price: $95.88(a)(b)	$(124,472,325)	(14,687)	$(596,439)
Put Options - (0.8)%
iShares MSCI EAFE ETF, Expiration: 09/30/2025; Exercise Price: $71.09(a)(b)	(124,472,325)	(14,687)	(1,033,084)
TOTAL WRITTEN OPTIONS (Premiums received $2,441,895)			$(1,629,523)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$125,446,954	101.1%
Written Options	(1,629,523)	(1.3)
Money Market Deposit Account	336,047	0.3
Liabilities in Excess of Other Assets	(103,292)	(0.1)
	$124,050,186	100.0%

The accompanying notes are an integral part of these financial statements.

114

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - SEPTEMBER
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 100.9%(a)
Call Options - 98.2%
iShares MSCI EAFE ETF, Expiration: 08/29/2025; Exercise Price: $0.83(b)(c)(d)	$79,588,725	9,391	$78,153,501
Put Options - 2.7%
iShares MSCI EAFE ETF, Expiration: 08/29/2025; Exercise Price: $82.98(b)(c)(d)	79,588,725	9,391	2,157,806
TOTAL PURCHASED OPTIONS (Cost $79,151,936)			80,311,307
TOTAL INVESTMENTS - 100.9% (Cost $79,151,936)			$80,311,307
Money Market Deposit Account - 0.3%(e)			203,577
Liabilities in Excess of Other Assets - (1.2)%			(958,114)
TOTAL NET ASSETS - 100.0%			$79,556,770

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

115

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - SEPTEMBER
SCHEDULE OF WRITTEN OPTIONS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.1)%
Call Options - (0.5)%
iShares MSCI EAFE ETF, Expiration: 08/29/2025; Exercise Price: $95.53(a)(b)	$(79,588,725)	(9,391)	$(424,098)
Put Options - (0.6)%
iShares MSCI EAFE ETF, Expiration: 08/29/2025; Exercise Price: $70.53(a)(b)	(79,588,725)	(9,391)	(469,633)
TOTAL WRITTEN OPTIONS (Premiums received $948,190)			$(893,731)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$80,311,307	100.9%
Written Options	(893,731)	(1.1)
Money Market Deposit Account	203,577	0.3
Liabilities in Excess of Other Assets	(64,383)	(0.1)
	$79,556,770	100.0%

The accompanying notes are an integral part of these financial statements.

116

INNOVATOR NASDAQ-100 10 BUFFER ETF - QUARTERLY
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.8%(a)
Call Options - 100.4%
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $1.19(b)(c)(d)	$93,001,932	1,956	$92,651,025
Put Options - 3.4%
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $468.92(b)(c)(d)	93,001,932	1,956	3,081,991
TOTAL PURCHASED OPTIONS (Cost $95,173,043)			95,733,016
TOTAL INVESTMENTS - 103.8% (Cost $95,173,043)			$95,733,016
Money Market Deposit Account - 0.1%(e)			129,594
Liabilities in Excess of Other Assets - (3.9)%			(3,575,310)
TOTAL NET ASSETS - 100.0%			$92,287,300

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

117

INNOVATOR NASDAQ-100 10 BUFFER ETF - QUARTERLY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.8)%
Call Options - (2.7)%
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $491.48(a)(b)	$(93,001,932)	(1,956)	$(2,457,206)
Put Options - (1.1)%
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $422.03(a)(b)	(93,001,932)	(1,956)	(1,033,961)
TOTAL WRITTEN OPTIONS (Premiums received $3,636,486)			$(3,491,167)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$95,733,016	103.8%
Written Options	(3,491,167)	(3.8)
Money Market Deposit Account	129,594	0.1
Liabilities in Excess of Other Assets	(84,143)	(0.1)
	$92,287,300	100.0%

The accompanying notes are an integral part of these financial statements.

118

INNOVATOR PREMIUM INCOME 10 BARRIER ETF - JULY
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 6.9%(a)
Put Options - 6.9%
S&P 500 Index, Expiration: 06/30/2025; Exercise Price: $4,860.03(b)(c)(d)	$56,804,412	102	$383,766
TOTAL PURCHASED OPTIONS (Cost $1,339,202)			383,766
		Par
SHORT-TERM INVESTMENTS - 101.7%
U.S. Treasury Bills - 101.7%
4.54%, 06/12/2025(e)(f)		$5,692,000	5,663,930
TOTAL SHORT-TERM INVESTMENTS (Cost $5,662,891)			5,663,930
TOTAL INVESTMENTS - 108.6% (Cost $7,002,093)			$6,047,696
Money Market Deposit Account - 0.1%(g)			3,077
Liabilities in Excess of Other Assets - (8.7)%			(482,629)
TOTAL NET ASSETS - 100.0%			$5,568,144

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown is the annualized effective yield as of April 30, 2025.
(f)	All or a portion of security has been pledged as collateral for written options.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

119

INNOVATOR PREMIUM INCOME 10 BARRIER ETF - JULY
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (8.6)%
Put Options - (8.6)%(a)(b)
S&P 500 Index, Expiration: 06/30/2025; Exercise Price: $4,914.64	$(61,816,566)	(111)	$(474,344)
S&P 500 Mini Index, Expiration: 06/30/2025; Exercise Price: $491.46	(668,292)	(12)	(5,130)
Total Put Options			(479,474)
TOTAL WRITTEN OPTIONS (Premiums received $1,384,717)			$(479,474)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$383,766	6.9%
Written Options	(479,474)	(8.6)
U.S. Treasury Bills	5,663,930	101.7
Money Market Deposit Account	3,077	0.1
Liabilities in Excess of Other Assets	(3,155)	(0.1)
	$5,568,144	100.0%

The accompanying notes are an integral part of these financial statements.

120

INNOVATOR PREMIUM INCOME 10 BARRIER ETF - OCTOBER
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 26.2%(a)
Put Options - 26.2%
S&P 500 Index, Expiration: 09/30/2025; Exercise Price: $5,128.54(b)(c)(d)	$51,792,258	93	$1,368,934
TOTAL PURCHASED OPTIONS (Cost $1,720,394)			1,368,934
		Par
SHORT-TERM INVESTMENTS - 105.0%
U.S. Treasury Bills - 105.0%
4.04%, 06/12/2025(e)		$101,800	101,298
4.01%, 10/02/2025(e)(f)		5,488,800	5,393,012
TOTAL SHORT-TERM INVESTMENTS (Cost $5,498,954)			5,494,310
TOTAL INVESTMENTS - 131.2% (Cost $7,219,348)			$6,863,244
Money Market Deposit Account - 0.1%(g)			5,675
Liabilities in Excess of Other Assets - (31.3)%			(1,637,374)
TOTAL NET ASSETS - 100.0%			$5,231,545

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown is the annualized effective yield as of April 30, 2025.
(f)	All or a portion of security has been pledged as collateral for written options.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

121

INNOVATOR PREMIUM INCOME 10 BARRIER ETF - OCTOBER
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (31.2)%
Put Options - (31.2)%(a)(b)
S&P 500 Index, Expiration: 09/30/2025; Exercise Price: $5,186.16	$(56,804,412)	(102)	$(1,629,184)
S&P 500 Mini Index, Expiration: 09/30/2025; Exercise Price: $518.62	(167,073)	(3)	(4,801)
Total Put Options			(1,633,985)
TOTAL WRITTEN OPTIONS (Premiums received $2,012,126)			$(1,633,985)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$1,368,934	26.2%
Written Options	(1,633,985)	(31.2)
U.S. Treasury Bills	5,494,310	105.0
Money Market Deposit Account	5,675	0.1
Liabilities in Excess of Other Assets	(3,389)	(0.1)
	$5,231,545	100.0%

The accompanying notes are an integral part of these financial statements.

122

INNOVATOR PREMIUM INCOME 15 BUFFER ETF - APRIL
Schedule of Investments
April 30, 2025 (Unaudited)

	Par	Value
SHORT-TERM INVESTMENTS - 103.0%
U.S. Treasury Bills - 103.0%
4.26%, 05/29/2025(a)	$24,900	$24,818
4.23%, 06/26/2025(a)	24,900	24,736
4.23%, 07/31/2025(a)	25,000	24,736
4.17%, 08/28/2025(a)	25,000	24,657
4.16%, 09/25/2025(a)	25,000	24,583
4.04%, 10/30/2025(a)	25,000	24,491
3.98%, 11/28/2025(a)	25,000	24,429
3.98%, 12/26/2025(a)	25,000	24,364
3.99%, 01/22/2026(a)	25,000	24,299
4.02%, 02/19/2026(a)	25,100	24,328
3.98%, 03/19/2026(a)(b)	5,687,400	5,497,039
TOTAL SHORT-TERM INVESTMENTS (Cost $5,737,679)		5,742,480
TOTAL INVESTMENTS - 103.0% (Cost $5,737,679)		$5,742,480
Money Market Deposit Account - 0.5%(c)		26,634
Liabilities in Excess of Other Assets - (3.5)%		(194,454)
TOTAL NET ASSETS - 100.0%		$5,574,660

Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized effective yield as of April 30, 2025.
(b)	All or a portion of security has been pledged as collateral for written options.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

123

INNOVATOR PREMIUM INCOME 15 BUFFER ETF - APRIL
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.0)%
Put Options - (3.0)%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $475.49(a)(b)	$(5,600,854)	(101)	$(165,454)
TOTAL WRITTEN OPTIONS (Premiums received $142,970)			$(165,454)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Written Options	$(165,454)	(3.0)%
U.S. Treasury Bills	5,742,480	103.0
Money Market Deposit Account	26,634	0.5
Liabilities in Excess of Other Assets	(29,000)	(0.5)
	$5,574,660	100.0%

The accompanying notes are an integral part of these financial statements.

124

INNOVATOR PREMIUM INCOME 15 BUFFER ETF - JANUARY
Schedule of Investments
April 30, 2025 (Unaudited)

	Par	Value
SHORT-TERM INVESTMENTS - 103.0%
U.S. Treasury Bills - 103.0%
4.21%, 05/29/2025(a)	$57,300	$57,112
4.21%, 06/26/2025(a)	57,300	56,923
4.19%, 07/10/2025(a)	57,400	56,933
4.19%, 08/07/2025(a)	57,400	56,747
4.16%, 09/04/2025(a)	57,500	56,669
4.12%, 10/30/2025(a)	57,500	56,329
4.09%, 11/28/2025(a)	57,600	56,283
4.11%, 12/26/2025(a)(b)	13,657,300	13,309,749
TOTAL SHORT-TERM INVESTMENTS (Cost $13,695,529)		13,706,745
TOTAL INVESTMENTS - 103.0% (Cost $13,695,529)		$13,706,745
Money Market Deposit Account - 0.5%(c)		63,086
Liabilities in Excess of Other Assets - (3.5)%		(469,712)
TOTAL NET ASSETS - 100.0%		$13,300,119

Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized effective yield as of April 30, 2025.
(b)	All or a portion of security has been pledged as collateral for written options.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

125

INNOVATOR PREMIUM INCOME 15 BUFFER ETF - JANUARY
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.0)%
Put Options - (3.0)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $499.43(a)(b)	$(12,809,874)	(231)	$(403,631)
TOTAL WRITTEN OPTIONS (Premiums received $289,763)			$(403,631)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Written Options	$(403,631)	(3.0%)
U.S. Treasury Bills	13,706,745	103.0
Money Market Deposit Account	63,086	0.5
Liabilities in Excess of Other Assets	(66,081)	(0.5)
	$13,300,119	100.0%

The accompanying notes are an integral part of these financial statements.

126

INNOVATOR PREMIUM INCOME 15 BUFFER ETF - JULY
Schedule of Investments
April 30, 2025 (Unaudited)

	Par	Value
SHORT-TERM INVESTMENTS - 100.5%
U.S. Treasury Bills - 100.5%
4.92%, 05/15/2025(a)(b)	$10,800	$10,782
4.90%, 06/12/2025(a)(b)	2,391,000	2,379,209
TOTAL SHORT-TERM INVESTMENTS (Cost $2,388,705)		2,389,991
TOTAL INVESTMENTS - 100.5% (Cost $2,388,705)		$2,389,991
Money Market Deposit Account - 0.5%(c)		11,961
Liabilities in Excess of Other Assets - (1.0)%		(22,784)
TOTAL NET ASSETS - 100.0%		$2,379,168

Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized effective yield as of April 30, 2025.
(b)	All or a portion of security has been pledged as collateral for written options.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

127

INNOVATOR PREMIUM INCOME 15 BUFFER ETF - JULY
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.4)%
Put Options - (0.4)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $462.60(a)(b)	$(2,439,976)	(44)	$(10,401)
TOTAL WRITTEN OPTIONS (Premiums received $40,703)			$(10,401)

Percentages are stated as a percentof net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Written Options	$(10,401)	(0.4%)
U.S. Treasury Bills	2,389,991	100.5
Money Market Deposit Account	11,961	0.5
Liabilities in Excess of Other Assets	(12,383)	(0.6)
	$2,379,168	100.0%

The accompanying notes are an integral part of these financial statements.

128

INNOVATOR PREMIUM INCOME 15 BUFFER ETF - OCTOBER
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Par	Value
SHORT-TERM INVESTMENTS - 101.9%
U.S. Treasury Bills - 101.9%
4.03%, 05/15/2025(a)	$85,100	$84,960
3.97%, 06/12/2025(a)	85,200	84,780
4.00%, 07/10/2025(a)	85,300	84,606
4.00%, 08/07/2025(a)	85,300	84,330
3.97%, 10/02/2025(a)(b)	19,774,400	19,429,305
TOTAL SHORT-TERM INVESTMENTS (Cost $19,790,245)		19,767,981
TOTAL INVESTMENTS - 101.9% (Cost $19,790,245)		$19,767,981
Money Market Deposit Account - 0.5%(c)		102,129
Liabilities in Excess of Other Assets - (2.4)%		(463,465)
TOTAL NET ASSETS - 100.0%		$19,406,645

Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized effective yield as of April 30, 2025.
(b)	All or a portion of security has been pledged as collateral for written options.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

129

INNOVATOR PREMIUM INCOME 15 BUFFER ETF - OCTOBER
SCHEDULE OF WRITTEN OPTIONS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.9)%
Put Options - (1.9)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $487.71(a)(b)	$(19,020,722)	(343)	$(367,291)
TOTAL WRITTEN OPTIONS (Premiums received $393,613)			$(367,291)

Percentages are stated as a percentof net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Written Options	$(367,291)	(1.9)%
U.S. Treasury Bills	19,767,981	101.9
Money Market Deposit Account	102,129	0.5
Liabilities in Excess of Other Assets	(96,174)	(0.5)
	$19,406,645	100.0%

The accompanying notes are an integral part of these financial statements.

130

INNOVATOR PREMIUM INCOME 20 BARRIER ETF - APRIL
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 41.1%(a)
Put Options - 41.1%
S&P 500 Index, Expiration: 03/31/2026; Exercise Price: $4,433.42(b)(c)(d)	$539,085,008	968	$10,981,157
TOTAL PURCHASED OPTIONS (Cost $8,625,111)			10,981,157
		Par
SHORT-TERM INVESTMENTS - 104.7%
U.S. Treasury Bills - 104.7%
4.24%, 06/26/2025(e)		$443,800	440,878
4.17%, 09/25/2025(e)		444,600	437,191
3.99%, 12/26/2025(e)		445,500	434,163
4.00%, 03/19/2026(e)(f)		27,618,200	26,693,800
TOTAL SHORT-TERM INVESTMENTS (Cost $27,979,631)			28,006,032
TOTAL INVESTMENTS - 145.8% (Cost $36,604,742)			$38,987,189
Money Market Deposit Account - 0.0%(g)			7,663
Liabilities in Excess of Other Assets - (45.8)%			(12,254,939)
TOTAL NET ASSETS - 100.0%			$26,739,913

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown is the annualized effective yield as of April 30, 2025.
(f)	All or a portion of security has been pledged as collateral for written options.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

131

INNOVATOR PREMIUM INCOME 20 BARRIER ETF - APRIL
SCHEDULE OF WRITTEN OPTIONS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (45.8)%
Put Options - (45.8)%(a)(b)
S&P 500 Index, Expiration: 03/31/2026; Exercise Price: $4,489.54	$(563,588,872)	(1,012)	$(12,185,755)
S&P 500 Mini Index, Expiration: 03/31/2026; Exercise Price: $448.95	(2,450,404)	(44)	(52,888)
Total Put Options			(12,238,643)
TOTAL WRITTEN OPTIONS (Premiums received $9,595,381)			$(12,238,643)

Percentages are stated as a percentof net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$10,981,157	41.1%
Written Options	(12,238,643)	(45.8)
U.S. Treasury Bills	28,006,032	104.7
Money Market Deposit Account	7,663	0.0
Liabilities in Excess of Other Assets	(16,296)	0.0
	$26,739,913	100.0%

The accompanying notes are an integral part of these financial statements.

132

INNOVATOR PREMIUM INCOME 20 BARRIER ETF - JANUARY
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 39.8%(a)
Put Options - 39.8%
S&P 500 Index, Expiration: 12/31/2025; Exercise Price: $4,657.38(b)(c)(d)	$233,900,520	420	$4,788,681
TOTAL PURCHASED OPTIONS (Cost $4,383,893)			4,788,681
		Par
SHORT-TERM INVESTMENTS - 105.0%
U.S. Treasury Bills - 105.0%
4.20%, 06/26/2025(e)		$191,300	190,040
4.15%, 09/04/2025(e)		191,600	188,830
4.07%, 12/26/2025(e)(f)		12,577,100	12,257,038
TOTAL SHORT-TERM INVESTMENTS (Cost $12,628,485)			12,635,908
TOTAL INVESTMENTS - 144.8% (Cost $17,012,378)			$17,424,589
Money Market Deposit Account - 0.0%(g)			4,237
Liabilities in Excess of Other Assets - (44.8)%			(5,395,689)
TOTAL NET ASSETS - 100.0%			$12,033,137

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown is the annualized effective yield as of April 30, 2025.
(f)	All or a portion of security has been pledged as collateral for written options.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

133

INNOVATOR PREMIUM INCOME 20 BARRIER ETF - JANUARY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (44.8)%
Put Options - (44.8)%(a)(b)
S&P 500 Index, Expiration: 12/31/2025; Exercise Price: $4,716.34	$(245,038,640)	(440)	$(5,376,316)
S&P 500 Mini Index, Expiration: 12/31/2025; Exercise Price: $471.63	(556,910)	(10)	(12,216)
Total Put Options			(5,388,532)
TOTAL WRITTEN OPTIONS (Premiums received $4,813,916)			$(5,388,532)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$4,788,681	39.8%
Written Options	(5,388,532)	(44.8)
U.S. Treasury Bills	12,635,908	105.0
Money Market Deposit Account	4,237	0.0
Liabilities in Excess of Other Assets	(7,157)	0.0
	$12,033,137	100.0%

The accompanying notes are an integral part of these financial statements.

134

INNOVATOR PREMIUM INCOME 20 BARRIER ETF - JULY
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 4.5%(a)
Put Options - 4.5%
S&P 500 Index, Expiration: 06/30/2025; Exercise Price: $4,313.96(b)(c)(d)	$367,001,054	659	$812,554
TOTAL PURCHASED OPTIONS (Cost $3,665,296)			812,554
		Par
SHORT-TERM INVESTMENTS - 100.7%
U.S. Treasury Bills - 100.7%
5.08%, 06/12/2025(e)(f)		$18,276,400	18,186,272
TOTAL SHORT-TERM INVESTMENTS (Cost $18,173,190)			18,186,272
TOTAL INVESTMENTS - 105.2% (Cost $21,838,486)			$18,998,826
Money Market Deposit Account - 0.0%(g)			79
Liabilities in Excess of Other Assets - (5.2)%			(944,930)
TOTAL NET ASSETS - 100.0%			$18,053,975

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown is the annualized effective yield as of April 30, 2025.
(f)	All or a portion of security has been pledged as collateral for written options.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

135

INNOVATOR PREMIUM INCOME 20 BARRIER ETF - JULY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.2)%
Put Options - (5.2)%(a)(b)
S&P 500 Index, Expiration: 06/30/2025; Exercise Price: $4,368.57	$(383,151,328)	(688)	$(931,256)
S&P 500 Mini Index, Expiration: 06/30/2025; Exercise Price: $436.86	(2,227,640)	(40)	(5,470)
Total Put Options			(936,726)
TOTAL WRITTEN OPTIONS (Premiums received $3,968,299)			$(936,726)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$812,554	4.5%
Written Options	(936,726)	(5.2)
U.S. Treasury Bills	18,186,272	100.7
Money Market Deposit Account	79	0.0
Liabilities in Excess of Other Assets	(8,204)	0.0(a)
	$18,053,975	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

136

INNOVATOR PREMIUM INCOME 20 BARRIER ETF - OCTOBER
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 22.8%(a)
Put Options - 22.8%
S&P 500 Index, Expiration: 09/30/2025; Exercise Price: $4,552.30(b)(c)(d)	$370,342,490	665	$4,281,948
TOTAL PURCHASED OPTIONS (Cost $5,529,411)			4,281,948
		Par
SHORT-TERM INVESTMENTS - 103.1%
U.S. Treasury Bills - 103.1%
3.96%, 06/12/2025(e)		$305,200	303,695
3.95%, 10/02/2025(e)(f)		19,459,400	19,119,802
TOTAL SHORT-TERM INVESTMENTS (Cost $19,446,388)			19,423,497
TOTAL INVESTMENTS - 125.9% (Cost $24,975,799)			$23,705,445
Money Market Deposit Account - 0.1%(g)			20,885
Liabilities in Excess of Other Assets - (26.0)%			(4,888,948)
TOTAL NET ASSETS - 100.0%			$18,837,382

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown is the annualized effective yield as of April 30, 2025.
(f)	All or a portion of security has been pledged as collateral for written options.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

137

INNOVATOR PREMIUM INCOME 20 BARRIER ETF - OCTOBER
SCHEDULE OF WRITTEN OPTIONS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (25.9)%
Put Options - (25.9)%(a)(b)
S&P 500 Index, Expiration: 09/30/2025; Exercise Price: $4,609.92	$(388,163,482)	(697)	$(4,868,294)
S&P 500 Mini Index, Expiration: 09/30/2025; Exercise Price: $460.99	(668,292)	(12)	(8,406)
Total Put Options			(4,876,700)
TOTAL WRITTEN OPTIONS (Premiums received $5,901,899)			$(4,876,700)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$4,281,948	22.8%
Written Options	(4,876,700)	(25.9)
U.S. Treasury Bills	19,423,497	103.1
Money Market Deposit Account	20,885	0.1
Liabilities in Excess of Other Assets	(12,248)	(0.1)
	$18,837,382	100.0%

The accompanying notes are an integral part of these financial statements.

138

INNOVATOR PREMIUM INCOME 30 BARRIER ETF - APRIL
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 34.4%(a)
Put Options - 34.4%
S&P 500 Index, Expiration: 03/31/2026; Exercise Price: $3,872.23(b)(c)(d)	$1,139,986,582	2,047	$12,980,498
TOTAL PURCHASED OPTIONS (Cost $11,436,277)			12,980,498
		Par
SHORT-TERM INVESTMENTS - 103.2%
U.S. Treasury Bills - 103.2%
4.24%, 06/26/2025(e)		$501,000	497,701
4.16%, 09/25/2025(e)		502,000	493,634
3.98%, 12/26/2025(e)		503,000	490,200
3.99%, 03/19/2026(e)(f)		38,799,800	37,501,145
TOTAL SHORT-TERM INVESTMENTS (Cost $38,947,780)			38,982,680
TOTAL INVESTMENTS - 137.6% (Cost $50,384,057)			$51,963,178
Money Market Deposit Account - 0.0%(g)			15,432
Liabilities in Excess of Other Assets - (37.6)%			(14,210,470)
TOTAL NET ASSETS - 100.0%			$37,768,140

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown is the annualized effective yield as of April 30, 2025.
(f)	All or a portion of security has been pledged as collateral for written options.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

139

INNOVATOR PREMIUM INCOME 30 BARRIER ETF - APRIL
SCHEDULE OF WRITTEN OPTIONS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (37.6)%
Put Options - (37.6)%(a)(b)
S&P 500 Index, Expiration: 03/31/2026; Exercise Price: $3,928.35	$(1,174,514,754)	(2,109)	$(14,145,232)
S&P 500 Mini Index, Expiration: 03/31/2026; Exercise Price: $392.83	(3,452,842)	(62)	(41,710)
Total Put Options			(14,186,942)
TOTAL WRITTEN OPTIONS (Premiums received $12,409,758)			$(14,186,942)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$12,980,498	34.4%
Written Options	(14,186,942)	(37.6)
U.S. Treasury Bills	38,982,680	103.2
Money Market Deposit Account	15,432	0.0
Liabilities in Excess of Other Assets	(23,528)	0.0
	$37,768,140	100.0%

The accompanying notes are an integral part of these financial statements.

140

INNOVATOR PREMIUM INCOME 30 BARRIER ETF - JANUARY
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 30.1%(a)
Put Options - 30.1%
S&P 500 Index, Expiration: 12/31/2025; Exercise Price: $4,067.84(b)(c)(d)	$509,568,990	915	$5,308,565
TOTAL PURCHASED OPTIONS (Cost $4,118,849)			5,308,565
		Par
SHORT-TERM INVESTMENTS - 103.1%
U.S. Treasury Bills - 103.1%
4.20%, 06/26/2025(e)		$227,000	225,505
4.16%, 09/04/2025(e)		227,400	224,112
4.12%, 12/26/2025(e)(f)		18,194,200	17,731,195
TOTAL SHORT-TERM INVESTMENTS (Cost $18,165,519)			18,180,812
TOTAL INVESTMENTS - 133.2% (Cost $22,284,368)			$23,489,377
Money Market Deposit Account - 0.1%(g)			10,393
Liabilities in Excess of Other Assets - (33.3)%			(5,865,980)
TOTAL NET ASSETS - 100.0%			$17,633,790

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown is the annualized effective yield as of April 30, 2025.
(f)	All or a portion of security has been pledged as collateral for written options.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

141

INNOVATOR PREMIUM INCOME 30 BARRIER ETF - JANUARY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (33.2)%
Put Options - (33.2)%(a)(b)
S&P 500 Index, Expiration: 12/31/2025; Exercise Price: $4,126.79	$(525,719,264)	(944)	$(5,844,927)
S&P 500 Mini Index, Expiration: 12/31/2025; Exercise Price: $412.68	(835,365)	(15)	(9,324)
Total Put Options			(5,854,251)
TOTAL WRITTEN OPTIONS (Premiums received $4,456,411)			$(5,854,251)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$5,308,565	30.1%
Written Options	(5,854,251)	(33.2)
U.S. Treasury Bills	18,180,812	103.1
Money Market Deposit Account	10,393	0.1
Liabilities in Excess of Other Assets	(11,729)	(0.1)
	$17,633,790	100.0%

The accompanying notes are an integral part of these financial statements.

142

INNOVATOR PREMIUM INCOME 30 BARRIER ETF - JULY
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 3.1%(a)
Put Options - 3.1%
S&P 500 Index, Expiration: 06/30/2025; Exercise Price: $3,767.89(b)(c)(d)	$608,141,352	1,092	$617,144
TOTAL PURCHASED OPTIONS (Cost $3,254,618)			617,144
		Par
SHORT-TERM INVESTMENTS - 100.4%
U.S. Treasury Bills - 100.4%
5.09%, 06/12/2025(e)(f)		$20,140,000	20,040,682
TOTAL SHORT-TERM INVESTMENTS (Cost $20,025,888)			20,040,682
TOTAL INVESTMENTS - 103.5% (Cost $23,280,506)			$20,657,826
Money Market Deposit Account - 0.0%(g)			2,755
Liabilities in Excess of Other Assets - (3.5)%			(696,754)
TOTAL NET ASSETS - 100.0%			$19,963,827

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown is the annualized effective yield as of April 30, 2025.
(f)	All or a portion of security has been pledged as collateral for written options.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

143

INNOVATOR PREMIUM INCOME 30 BARRIER ETF - JULY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.4)%
Put Options - (3.4)%(a)(b)
S&P 500 Index, Expiration: 06/30/2025; Exercise Price: $3,822.50	$(625,962,344)	(1,124)	$(680,324)
S&P 500 Mini Index, Expiration: 06/30/2025; Exercise Price: $382.25	(2,450,404)	(44)	(2,790)
Total Put Options			(683,114)
TOTAL WRITTEN OPTIONS (Premiums received $3,515,488)			$(683,114)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$617,144	3.1%
Written Options	(683,114)	(3.4)
U.S. Treasury Bills	20,040,682	100.4
Money Market Deposit Account	2,755	0.0
Liabilities in Excess of Other Assets	(13,640)	(0.1)
	$19,963,827	100.0%

The accompanying notes are an integral part of these financial statements.

144

INNOVATOR PREMIUM INCOME 30 BARRIER ETF - OCTOBER
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 16.2%(a)
Put Options - 16.2%
S&P 500 Index, Expiration: 09/30/2025; Exercise Price: $3,976.06(b)(c)(d)	$572,499,368	1,028	$3,169,653
TOTAL PURCHASED OPTIONS (Cost $4,691,379)			3,169,653
		Par
SHORT-TERM INVESTMENTS - 101.6%
U.S. Treasury Bills - 101.6%
3.94%, 06/12/2025(e)		$261,000	259,713
3.94%, 10/02/2025(e)(f)		20,012,700	19,663,446
TOTAL SHORT-TERM INVESTMENTS (Cost $19,947,899)			19,923,159
TOTAL INVESTMENTS - 117.8% (Cost $24,639,278)			$23,092,812
Money Market Deposit Account - 0.1%(g)			26,417
Liabilities in Excess of Other Assets - (17.9)%			(3,511,036)
TOTAL NET ASSETS - 100.0%			$19,608,193

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown is the annualized effective yield as of April 30, 2025.
(f)	All or a portion of security has been pledged as collateral for written options.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

145

INNOVATOR PREMIUM INCOME 30 BARRIER ETF - OCTOBER
SCHEDULE OF WRITTEN OPTIONS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (17.8)%
Put Options - (17.8)%(a)(b)
S&P 500 Index, Expiration: 09/30/2025; Exercise Price: $4,033.68	$(590,877,266)	(1,061)	$(3,492,855)
S&P 500 Mini Index, Expiration: 09/30/2025; Exercise Price: $403.37	(723,983)	(13)	(4,315)
Total Put Options			(3,497,170)
TOTAL WRITTEN OPTIONS (Premiums received $4,968,072)			$(3,497,170)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$3,169,653	16.2%
Written Options	(3,497,170)	(17.8)
U.S. Treasury Bills	19,923,159	101.6
Money Market Deposit Account	26,417	0.1
Liabilities in Excess of Other Assets	(13,866)	(0.1)
	$19,608,193	100.0%

The accompanying notes are an integral part of these financial statements.

146

INNOVATOR PREMIUM INCOME 40 BARRIER ETF - JULY
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 2.3%(a)
Put Options - 2.3%
S&P 500 Index, Expiration: 06/30/2025; Exercise Price: $3,221.82(b)(c)(d)	$304,070,676	546	$170,751
TOTAL PURCHASED OPTIONS (Cost $1,075,112)			170,751
		Par
SHORT-TERM INVESTMENTS - 100.2%
U.S. Treasury Bills - 100.2%
4.99%, 06/12/2025(e)(f)		$7,537,400	7,500,230
TOTAL SHORT-TERM INVESTMENTS (Cost $7,495,523)			7,500,230
TOTAL INVESTMENTS - 102.5% (Cost $8,570,635)			$7,670,981
Money Market Deposit Account - 0.0%(g)			89
Liabilities in Excess of Other Assets - (2.5)%			(189,111)
TOTAL NET ASSETS - 100.0%			$7,481,959

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown is the annualized effective yield as of April 30, 2025.
(f)	All or a portion of security has been pledged as collateral for written options.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

147

INNOVATOR PREMIUM INCOME 40 BARRIER ETF - JULY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.5)%
Put Options - (2.5)%(a)(b)
S&P 500 Index, Expiration: 06/30/2025; Exercise Price: $3,276.43	$(310,753,548)	(558)	$(183,950)
S&P 500 Mini Index, Expiration: 06/30/2025; Exercise Price: $327.64	(891,056)	(16)	(539)
Total Put Options			(184,489)
TOTAL WRITTEN OPTIONS (Premiums received $1,007,663)			$(184,489)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$170,751	2.3%
Written Options	(184,489)	(2.5)
U.S. Treasury Bills	7,500,230	100.2
Money Market Deposit Account	89	0.0
Liabilities in Excess of Other Assets	(4,622)	0.0
	$7,481,959	100.0%

The accompanying notes are an integral part of these financial statements.

148

INNOVATOR PREMIUM INCOME 40 BARRIER ETF - OCTOBER
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 12.1%(a)
Put Options - 12.1%
S&P 500 Index, Expiration: 09/30/2025; Exercise Price: $3,399.82(b)(c)(d)	$601,458,480	1,080	$1,869,599
TOTAL PURCHASED OPTIONS (Cost $2,886,997)			1,869,599
		Par
SHORT-TERM INVESTMENTS - 100.9%
U.S. Treasury Bills - 100.9%
4.03%, 06/12/2025(e)		$174,300	173,441
4.00%, 10/02/2025(e)(f)		15,736,800	15,462,167
TOTAL SHORT-TERM INVESTMENTS (Cost $15,649,455)			15,635,608
TOTAL INVESTMENTS - 113.0% (Cost $18,536,452)			$17,505,207
Money Market Deposit Account - 0.1%(g)			20,021
Liabilities in Excess of Other Assets - (13.1)%			(2,034,775)
TOTAL NET ASSETS - 100.0%			$15,490,453

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown is the annualized effective yield as of April 30, 2025.
(f)	All or a portion of security has been pledged as collateral for written options.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

149

INNOVATOR PREMIUM INCOME 40 BARRIER ETF - OCTOBER
SCHEDULE OF WRITTEN OPTIONS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (13.1)%
Put Options - (13.1)%(a)(b)
S&P 500 Index, Expiration: 09/30/2025; Exercise Price: $3,457.44	$(615,938,036)	(1,106)	$(2,021,082)
S&P 500 Mini Index, Expiration: 09/30/2025; Exercise Price: $345.74	(556,910)	(10)	(1,804)
Total Put Options			(2,022,886)
TOTAL WRITTEN OPTIONS (Premiums received $2,976,464)			$(2,022,886)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$1,869,599	12.1%
Written Options	(2,022,886)	(13.1)
U.S. Treasury Bills	15,635,608	100.9
Money Market Deposit Account	20,021	0.1
Liabilities in Excess of Other Assets	(11,889)	0.0
	$15,490,453	100.0%

The accompanying notes are an integral part of these financial statements.

150

INNOVATOR PREMIUM INCOME 9 BUFFER ETF - JULY
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Par	Value
SHORT-TERM INVESTMENTS - 100.9%
U.S. Treasury Bills - 100.9%
5.12%, 05/15/2025(a)(b)	$6,200	$6,190
5.09%, 06/12/2025(a)(b)	1,196,200	1,190,301
TOTAL SHORT-TERM INVESTMENTS (Cost $1,195,610)		1,196,491
TOTAL INVESTMENTS - 100.9% (Cost $1,195,610)		$1,196,491
Money Market Deposit Account - 0.6%(c)		6,622
Liabilities in Excess of Other Assets - (1.5)%		(17,793)
TOTAL NET ASSETS - 100.0%		$1,185,320

Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized effective yield as of April 30, 2025.
(b)	All or a portion of security has been pledged as collateral for written options.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

151

INNOVATOR PREMIUM INCOME 9 BUFFER ETF - JULY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.9)%
Put Options - (0.9)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $495.26(a)(b)	$(1,219,988)	(22)	$(10,945)
TOTAL WRITTEN OPTIONS (Premiums received $26,368)			$(10,945)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Written Options	$(10,945)	(0.9)%
U.S. Treasury Bills	1,196,491	100.9
Money Market Deposit Account	6,622	0.6
Liabilities in Excess of Other Assets	(6,848)	(0.6)
	$1,185,320	100.0%

The accompanying notes are an integral part of these financial statements.

152

INNOVATOR PREMIUM INCOME 9 BUFFER ETF - OCTOBER
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Par	Value
SHORT-TERM INVESTMENTS - 103.1%
U.S. Treasury Bills - 103.1%
4.02%, 05/15/2025(a)	$67,000	$66,890
3.96%, 06/12/2025(a)	67,000	66,670
3.99%, 07/10/2025(a)	67,000	66,455
3.99%, 08/07/2025(a)	67,100	66,337
3.95%, 10/02/2025(a)(b)	13,198,900	12,968,558
TOTAL SHORT-TERM INVESTMENTS (Cost $13,250,619)		13,234,910
TOTAL INVESTMENTS - 103.1% (Cost $13,250,619)		$13,234,910
Money Market Deposit Account - 0.6%(c)		79,445
Liabilities in Excess of Other Assets - (3.7)%		(476,546)
TOTAL NET ASSETS - 100.0%		$12,837,809

Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized effective yield as of April 30, 2025.
(b)	All or a portion of security has been pledged as collateral for written options.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

153

INNOVATOR PREMIUM INCOME 9 BUFFER ETF - OCTOBER
SCHEDULE OF WRITTEN OPTION
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.1)%
Put Options - (3.1)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $522.14(a)(b)	$(12,698,966)	(229)	$(401,661)
TOTAL WRITTEN OPTIONS (Premiums received $379,856)			$(401,661)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Written Options	$(401,661)	(3.1)%
U.S. Treasury Bills	13,234,910	103.1
Money Market Deposit Account	79,445	0.6
Liabilities in Excess of Other Assets	(74,885)	(0.6)
	$12,837,809	100.0%

The accompanying notes are an integral part of these financial statements.

154

INNOVATOR U.S. EQUITY 10 BUFFER ETF - QUARTERLY
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.3%(a)
Call Options - 98.7%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $1.39(b)(c)(d)	$428,770,328	7,732	$426,016,963
Put Options - 3.6%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $559.38(b)(c)(d)	428,770,328	7,732	15,454,025
TOTAL PURCHASED OPTIONS (Cost $443,782,644)			441,470,988
TOTAL INVESTMENTS - 102.3% (Cost $443,782,644)			$441,470,988
Money Market Deposit Account - 0.1%(e)			578,546
Liabilities in Excess of Other Assets - (2.4)%			(10,348,609)
TOTAL NET ASSETS - 100.0%			$431,700,925

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

155

INNOVATOR U.S. EQUITY 10 BUFFER ETF - QUARTERLY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.3)%
Call Options - (1.2)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $580.48(a)(b)	$(428,770,328)	(7,732)	$(5,434,900)
Put Options - (1.1)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $503.45(a)(b)	(428,770,328)	(7,732)	(4,652,267)
TOTAL WRITTEN OPTIONS (Premiums received $12,575,070)			$(10,087,167)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$441,470,988	102.3%
Written Options	(10,087,167)	(2.3)
Money Market Deposit Account	578,546	0.1
Liabilities in Excess of Other Assets	(261,442)	(0.1)
	$431,700,925	100.0%

The accompanying notes are an integral part of these financial statements.

156

INNOVATOR U.S. EQUITY 5 TO 15 BUFFER ETF - QUARTERLY
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 101.1%(a)
Call Options - 99.0%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $1.38(b)(c)(d)	$132,701,422	2,393	$131,851,644
Put Options - 2.1%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $531.42(b)(c)(d)	132,701,422	2,393	2,688,296
TOTAL PURCHASED OPTIONS (Cost $135,281,764)			134,539,940
TOTAL INVESTMENTS - 101.1% (Cost $135,281,764)			$134,539,940
Money Market Deposit Account - 0.1%(e)			184,385
Liabilities in Excess of Other Assets - (1.2)%			(1,558,435)
TOTAL NET ASSETS - 100.0%			$133,165,890

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

157

INNOVATOR U.S. EQUITY 5 TO 15 BUFFER ETF - QUARTERLY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.1)%
Call Options - (0.5)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $594.69(a)(b)	$(132,701,422)	(2,393)	$(730,655)
Put Options - (0.6)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $475.48(a)(b)	(132,701,422)	(2,393)	(752,431)
TOTAL WRITTEN OPTIONS (Premiums received $2,114,928)			$(1,483,086)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$134,539,940	101.1%
Written Options	(1,483,086)	(1.1)
Money Market Deposit Account	184,385	0.1
Liabilities in Excess of Other Assets	(75,349)	(0.1)
	$133,165,890	100.0%

The accompanying notes are an integral part of these financial statements.

158

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF - APRIL
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 114.1%(a)
Call Options - 107.2%
SPDR S&P 500 ETF Trust(b)(c)(d)
Expiration: 03/31/2026; Exercise Price: $5.57	$238,452,200	4,300	$233,571,141
Expiration: 03/31/2026; Exercise Price: $559.37	238,452,200	4,300	20,447,317
Put Options - 6.9%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $559.37(b)(c)(d)	238,452,200	4,300	16,434,514
TOTAL PURCHASED OPTIONS (Cost $272,106,851)			270,452,972
TOTAL INVESTMENTS - 114.1% (Cost $272,106,851)			$270,452,972
Money Market Deposit Account - 0.4%(e)			832,555
Liabilities in Excess of Other Assets - (14.5)%			(34,320,546)
TOTAL NET ASSETS - 100.0%			$236,964,981

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

159

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF - APRIL
SCHEDULE OF WRITTEN OPTIONS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (14.4)%
Call Options - (10.2)%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $595.14(a)(b)	$(476,904,400)	(8,600)	$(24,074,152)
Put Options - (4.2)%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $509.02(a)(b)	(238,452,200)	(4,300)	(9,996,683)
TOTAL WRITTEN OPTIONS (Premiums received $22,846,502)			$(34,070,835)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$270,452,972	114.1%
Written Options	(34,070,835)	(14.4)
Money Market Deposit Account	832,555	0.4
Liabilities in Excess of Other Assets	(249,711)	(0.1)
	$236,964,981	100.0%

The accompanying notes are an integral part of these financial statements.

160

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF - JANUARY
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 108.2%(a)
Call Options - 100.2%
SPDR S&P 500 ETF Trust(b)(c)(d)
Expiration: 12/31/2025; Exercise Price: $5.84	$91,110,922	1,643	$89,344,615
Expiration: 12/31/2025; Exercise Price: $586.06	91,110,922	1,643	4,155,935
Put Options - 8.0%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $586.06(b)(c)(d)	91,110,922	1,643	7,493,033
TOTAL PURCHASED OPTIONS (Cost $104,442,794)			100,993,583
TOTAL INVESTMENTS - 108.2% (Cost $104,442,794)			$100,993,583
Money Market Deposit Account - 0.4%(e)			413,615
Liabilities in Excess of Other Assets - (8.6)%			(8,050,097)
TOTAL NET ASSETS - 100.0%			$93,357,101

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

161

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF - JANUARY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (8.4)%
Call Options - (3.9)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $620.37(a)(b)	$(182,221,844)	(3,286)	$(3,652,948)
Put Options - (4.5)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $533.31(a)(b)	(91,110,922)	(1,643)	(4,232,598)
TOTAL WRITTEN OPTIONS (Premiums received $6,370,915)			$(7,885,546)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$100,993,583	108.2%
Written Options	(7,885,546)	(8.4)
Money Market Deposit Account	413,615	0.4
Liabilities in Excess of Other Assets	(164,551)	(0.2)
	$93,357,101	100.0%

The accompanying notes are an integral part of these financial statements.

162

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF - JULY
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.5%(a)
Call Options - 100.9%
SPDR S&P 500 ETF Trust(b)(c)(d)
Expiration: 06/30/2025; Exercise Price: $5.41	$104,475,336	1,884	$103,053,105
Expiration: 06/30/2025; Exercise Price: $544.20	104,475,336	1,884	5,093,469
Put Options - 2.6%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $544.20(b)(c)(d)	104,475,336	1,884	2,768,462
TOTAL PURCHASED OPTIONS (Cost $120,588,111)			110,915,036
TOTAL INVESTMENTS - 103.5% (Cost $120,588,111)			$110,915,036
Money Market Deposit Account - 0.3%(e)			355,125
Liabilities in Excess of Other Assets - (3.8)%			(4,080,728)
TOTAL NET ASSETS - 100.0%			$107,189,433

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

163

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF - JULY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.7)%
Call Options - (2.8)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $577.74(a)(b)	$(208,950,672)	(3,768)	$(3,039,533)
Put Options - (0.9)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $495.22(a)(b)	(104,475,336)	(1,884)	(936,442)
TOTAL WRITTEN OPTIONS (Premiums received $11,655,046)			$(3,975,975)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$110,915,036	103.5%
Written Options	(3,975,975)	(3.7)
Money Market Deposit Account	355,125	0.3
Liabilities in Excess of Other Assets	(104,753)	(0.1)
	$107,189,433	100.0%

The accompanying notes are an integral part of these financial statements.

164

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF - OCTOBER
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 105.9%(a)
Call Options - 99.8%
SPDR S&P 500 ETF Trust(b)(c)(d)
Expiration: 09/30/2025; Exercise Price: $5.70	$189,375,410	3,415	$186,666,393
Expiration: 09/30/2025; Exercise Price: $573.74	189,375,410	3,415	7,705,674
Put Options - 6.1%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $573.74(b)(c)(d)	$189,375,410	3,415	11,921,765
TOTAL PURCHASED OPTIONS (Cost $210,804,763)			206,293,832
TOTAL INVESTMENTS - 105.9% (Cost $210,804,763)			$206,293,832
Money Market Deposit Account - 0.3%(e)			555,150
Liabilities in Excess of Other Assets - (6.2)%			(11,995,237)
TOTAL NET ASSETS - 100.0%			$194,853,745

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

165

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF - OCTOBER
SCHEDULE OF WRITTEN OPTIONS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (6.1)%
Call Options - (3.0)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $605.95(a)(b)	$(378,750,820)	(6,830)	$(5,939,027)
Put Options - (3.1)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $522.10(a)(b)	(189,375,410)	(3,415)	(5,986,529)
TOTAL WRITTEN OPTIONS (Premiums received $15,285,207)			$(11,925,556)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$206,293,832	105.9%
Written Options	(11,925,556)	(6.1)
Money Market Deposit Account	555,150	0.3
Liabilities in Excess of Other Assets	(69,681)	(0.1)(a)
	$194,853,745	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

166

INNOVATOR U.S. EQUITY ACCELERATED ETF - JULY
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 101.0%(a)
Call Options - 101.0%
SPDR S&P 500 ETF Trust(b)(c)(d)
Expiration: 06/30/2025; Exercise Price: $5.47	$4,103,596	74	$4,047,292
Expiration: 06/30/2025; Exercise Price: $544.22	4,103,596	74	199,960
TOTAL PURCHASED OPTIONS (Cost $4,278,634)			4,247,252
TOTAL INVESTMENTS - 101.0% (Cost $4,278,634)			$4,247,252
Money Market Deposit Account - 0.6%(e)			25,863
Liabilities in Excess of Other Assets - (1.6)%			(68,598)
TOTAL NET ASSETS - 100.0%			$4,204,517

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

167

INNOVATOR U.S. EQUITY ACCELERATED ETF - JULY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.6)%
Call Options - (1.6)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $588.85(a)(b)	$(8,207,192)	(148)	$(65,249)
TOTAL WRITTEN OPTIONS (Premiums received $285,789)			$(65,249)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$4,247,252	101.0%
Written Options	(65,249)	(1.6)
Money Market Deposit Account	25,863	0.6
Liabilities in Excess of Other Assets	(3,349)	0.0
	$4,204,517	100.0%

The accompanying notes are an integral part of these financial statements.

168

INNOVATOR U.S. EQUITY ACCELERATED ETF - OCTOBER
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.0%(a)
Call Options - 102.0%
SPDR S&P 500 ETF Trust(b)(c)(d)
Expiration: 09/30/2025; Exercise Price: $5.77	$2,883,608	52	$2,842,088
Expiration: 09/30/2025; Exercise Price: $573.76	2,883,608	52	117,279
TOTAL PURCHASED OPTIONS (Cost $3,172,094)			2,959,367
TOTAL INVESTMENTS - 102.0% (Cost $3,172,094)			$2,959,367
Money Market Deposit Account - 0.1%(e)			3,473
Liabilities in Excess of Other Assets - (2.1)%			(59,853)
TOTAL NET ASSETS - 100.0%			$2,902,987

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

169

INNOVATOR U.S. EQUITY ACCELERATED ETF - OCTOBER
SCHEDULE OF WRITTEN OPTIONS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.0)%
Call Options - (2.0)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $617.71(a)(b)	$(5,767,216)	(104)	$(56,810)
TOTAL WRITTEN OPTIONS (Premiums received $218,976)			$(56,810)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$2,959,367	102.0%
Written Options	(56,810)	(2.0)
Money Market Deposit Account	3,473	0.1
Liabilities in Excess of Other Assets	(3,043)	(0.1)
	$2,902,987	100.0%

The accompanying notes are an integral part of these financial statements.

170

INNOVATOR U.S. EQUITY ACCELERATED ETF - QUARTERLY
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.4%(a)
Call Options - 102.4%
SPDR S&P 500 ETF Trust(b)(c)(d)
Expiration: 06/30/2025; Exercise Price: $1.41	$51,794,036	934	$51,459,589
Expiration: 06/30/2025; Exercise Price: $559.39	51,794,036	934	1,611,953
TOTAL PURCHASED OPTIONS (Cost $54,061,607)			53,071,542
TOTAL INVESTMENTS - 102.4% (Cost $54,061,607)			$53,071,542
Money Market Deposit Account - 0.1%(e)			35,084
Liabilities in Excess of Other Assets - (2.5)%			(1,314,554)
TOTAL NET ASSETS - 100.0%			$51,792,072

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

171

INNOVATOR U.S. EQUITY ACCELERATED ETF - QUARTERLY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.5)%
Call Options - (2.5)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $580.98(a)(b)	$(103,588,072)	(1,868)	$(1,279,505)
TOTAL WRITTEN OPTIONS (Premiums received $1,943,781)			$(1,279,505)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$53,071,542	102.4%
Written Options	(1,279,505)	(2.5)
Money Market Deposit Account	35,084	0.1
Liabilities in Excess of Other Assets	(35,049)	0.0
	$51,792,072	100.0%

The accompanying notes are an integral part of these financial statements.

172

Innovator U.S. Equity Accelerated Plus ETF - April
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 116.3%(a)
Call Options - 116.3%
SPDR S&P 500 ETF Trust(b)(c)(d)
Expiration: 03/31/2026; Exercise Price: $5.56	$27,616,092	498	$27,051,275
Expiration: 03/31/2026; Exercise Price: $559.36	55,232,184	996	4,736,767
TOTAL PURCHASED OPTIONS (Cost $30,188,014)			31,788,042
TOTAL INVESTMENTS - 116.3% (Cost $30,188,014)			$31,788,042
Money Market Deposit Account - 0.3%(e)			70,880
Liabilities in Excess of Other Assets - (16.6)%			(4,544,807)
TOTAL NET ASSETS - 100.0%			$27,314,115

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

173

Innovator U.S. Equity Accelerated Plus ETF - April
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (16.6)%
Call Options - (16.6)%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $590.44(a)(b)	$(82,848,276)	(1,494)	$(4,529,046)
TOTAL WRITTEN OPTIONS (Premiums received $3,660,829)			$(4,529,046)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$31,788,042	116.3%
Written Options	(4,529,046)	(16.6)
Money Market Deposit Account	70,880	0.3
Liabilities in Excess of Other Assets	(15,761)	0.0
	$27,314,115	100.0%

The accompanying notes are an integral part of these financial statements.

174

Innovator U.S. Equity Accelerated Plus ETF - January
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 106.9%(a)
Call Options - 106.9%
SPDR S&P 500 ETF Trust(b)(c)(d)
Expiration: 12/31/2025; Exercise Price: $5.83	$16,525,292	298	$16,205,216
Expiration: 12/31/2025; Exercise Price: $586.04	33,050,584	596	1,508,160
TOTAL PURCHASED OPTIONS (Cost $19,718,065)			17,713,376
TOTAL INVESTMENTS - 106.9% (Cost $19,718,065)			$17,713,376
Money Market Deposit Account - 0.2%(e)			39,601
Liabilities in Excess of Other Assets - (7.1)%			(1,175,060)
TOTAL NET ASSETS - 100.0%			$16,577,917

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

175

Innovator U.S. Equity Accelerated Plus ETF - January
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (7.0)%
Call Options - (7.0)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $614.68(a)(b)	$(49,575,876)	(894)	$(1,164,641)
TOTAL WRITTEN OPTIONS (Premiums received $2,509,244)			$(1,164,641)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$17,713,376	106.9%
Written Options	(1,164,641)	(7.0)
Money Market Deposit Account	39,601	0.2
Liabilities in Excess of Other Assets	(10,419)	(0.1)
	$16,577,917	100.0%

The accompanying notes are an integral part of these financial statements.

176

Innovator U.S. Equity Accelerated Plus ETF - July
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 105.4%(a)
Call Options - 105.4%
SPDR S&P 500 ETF Trust(b)(c)(d)
Expiration: 06/30/2025; Exercise Price: $5.39	$14,418,040	260	$14,222,281
Expiration: 06/30/2025; Exercise Price: $544.19	28,836,080	520	1,406,199
TOTAL PURCHASED OPTIONS (Cost $16,384,678)			15,628,480
TOTAL INVESTMENTS - 105.4% (Cost $16,384,678)			$15,628,480
Money Market Deposit Account - 0.2%(e)			30,189
Liabilities in Excess of Other Assets - (5.6)%			(833,355)
TOTAL NET ASSETS - 100.0%			$14,825,314

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

177

Innovator U.S. Equity Accelerated Plus ETF - July
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.6)%
Call Options - (5.6)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $571.92(a)(b)	$(43,254,120)	(780)	$(824,850)
TOTAL WRITTEN OPTIONS (Premiums received $1,850,953)			$(824,850)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$15,628,480	105.4%
Written Options	(824,850)	(5.6)
Money Market Deposit Account	30,189	0.2
Liabilities in Excess of Other Assets	(8,505)	0.0
	$14,825,314	100.0%

The accompanying notes are an integral part of these financial statements.

178

Innovator U.S. Equity Accelerated Plus ETF - October
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 105.4%(a)
Call Options - 105.4%
SPDR S&P 500 ETF Trust(b)(c)(d)
Expiration: 09/30/2025; Exercise Price: $5.69	$13,253,506	239	$13,064,091
Expiration: 09/30/2025; Exercise Price: $573.73	26,507,012	478	1,078,822
TOTAL PURCHASED OPTIONS (Cost $15,699,878)			14,142,913
TOTAL INVESTMENTS - 105.4% (Cost $15,699,878)			$14,142,913
Money Market Deposit Account - 0.2%(e)			29,464
Liabilities in Excess of Other Assets - (5.6)%			(752,363)
TOTAL NET ASSETS - 100.0%			$13,420,014

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

179

Innovator U.S. Equity Accelerated Plus ETF - October
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.5)%
Call Options - (5.5)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $601.01(a)(b)	$(39,760,518)	(717)	$(743,780)
TOTAL WRITTEN OPTIONS (Premiums received $1,969,079)			$(743,780)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$14,142,913	105.4%
Written Options	(743,780)	(5.5)
Money Market Deposit Account	29,464	0.2
Liabilities in Excess of Other Assets	(8,583)	(0.1)
	$13,420,014	100.0%

The accompanying notes are an integral part of these financial statements.

180

Innovator U.S. Equity Buffer ETF - April
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 105.5%(a)
Call Options - 98.6%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $5.61(b)(c)(d)	$366,939,118	6,617	$359,362,653
Put Options - 6.9%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $559.40(b)(c)(d)	366,939,118	6,617	25,250,472
TOTAL PURCHASED OPTIONS (Cost $379,094,213)			384,613,125
TOTAL INVESTMENTS - 105.5% (Cost $379,094,213)			$384,613,125
Money Market Deposit Account - 0.3%(e)			1,220,474
Liabilities in Excess of Other Assets - (5.8)%			(21,141,726)
TOTAL NET ASSETS - 100.0%			$364,691,873

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

181

Innovator U.S. Equity Buffer ETF - April
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.7)%
Call Options - (1.5)%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $649.62(a)(b)	$(366,939,118)	(6,617)	$(5,531,812)
Put Options - (4.2)%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $509.06(a)(b)	(366,939,118)	(6,617)	(15,371,291)
TOTAL WRITTEN OPTIONS (Premiums received $21,709,325)			$(20,903,103)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$384,613,125	105.5%
Written Options	(20,903,103)	(5.7)
Money Market Deposit Account	1,220,474	0.3
Liabilities in Excess of Other Assets	(238,623)	(0.1)
	$364,691,873	100.0%

The accompanying notes are an integral part of these financial statements.

182

Innovator U.S. Equity Buffer ETF - August
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 101.4%(a)
Call Options - 97.7%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2025; Exercise Price: $5.52(b)(c)(d)	$152,332,138	2,747	$150,270,762
Put Options - 3.7%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2025; Exercise Price: $550.83(b)(c)(d)	152,332,138	2,747	5,629,097
TOTAL PURCHASED OPTIONS (Cost $159,543,338)			155,899,859
TOTAL INVESTMENTS - 101.4% (Cost $159,543,338)			$155,899,859
Money Market Deposit Account - 0.3%(e)			514,328
Liabilities in Excess of Other Assets - (1.7)%			(2,684,948)
TOTAL NET ASSETS - 100.0%			$153,729,239

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

183

Innovator U.S. Equity Buffer ETF - August
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.6)%
Call Options - (0.1)%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2025; Exercise Price: $639.44(a)(b)	$(152,332,138)	(2,747)	$(173,171)
Put Options - (1.5)%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2025; Exercise Price: $501.24(a)(b)	(152,332,138)	(2,747)	(2,357,613)
TOTAL WRITTEN OPTIONS (Premiums received $4,259,819)			$(2,530,784)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$155,899,859	101.4%
Written Options	(2,530,784)	(1.6)
Money Market Deposit Account	514,328	0.3
Liabilities in Excess of Other Assets	(154,164)	(0.1)
	$153,729,239	100.0%

The accompanying notes are an integral part of these financial statements.

184

Innovator U.S. Equity Buffer ETF - December
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 104.8%(a)
Call Options - 95.7%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $6.04(b)(c)(d)	$186,048,170	3,355	$182,974,856
Put Options - 9.1%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $602.56(b)(c)(d)	186,048,170	3,355	17,458,682
TOTAL PURCHASED OPTIONS (Cost $208,902,581)			200,433,538
TOTAL INVESTMENTS - 104.8% (Cost $208,902,581)			$200,433,538
Money Market Deposit Account - 0.4%(e)			738,603
Liabilities in Excess of Other Assets - (5.2)%			(9,919,575)
TOTAL NET ASSETS - 100.0%			$191,252,566

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

185

Innovator U.S. Equity Buffer ETF - December
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.1)%
Call Options - (0.1)%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $692.72(a)(b)	$(186,048,170)	(3,355)	$(251,893)
Put Options - (5.0)%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $548.32(a)(b)	(186,048,170)	(3,355)	(9,511,761)
TOTAL WRITTEN OPTIONS (Premiums received $6,103,608)			$(9,763,654)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$200,433,538	104.8%
Written Options	(9,763,654)	(5.1)
Money Market Deposit Account	738,603	0.4
Liabilities in Excess of Other Assets	(155,921)	(0.1)
	$191,252,566	100.0%

The accompanying notes are an integral part of these financial statements.

186

Innovator U.S. Equity Buffer ETF - February
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 105.5%(a)
Call Options - 95.9%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $6.03(b)(c)(d)	$182,443,660	3,290	$178,957,082
Put Options - 9.6%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $601.83(b)(c)(d)	182,443,660	3,290	17,827,589
TOTAL PURCHASED OPTIONS (Cost $204,399,910)			196,784,671
TOTAL INVESTMENTS - 105.5% (Cost $204,399,910)			$196,784,671
Money Market Deposit Account - 0.3%(e)			584,212
Liabilities in Excess of Other Assets - (5.8)%			(10,860,321)
TOTAL NET ASSETS - 100.0%			$186,508,562

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

187

Innovator U.S. Equity Buffer ETF - February
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.8)%
Call Options - (0.3)%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $693.30(a)(b)	$(182,443,660)	(3,290)	$(440,695)
Put Options - (5.5)%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $547.66(a)(b)	(182,443,660)	(3,290)	(10,315,927)
TOTAL WRITTEN OPTIONS (Premiums received $7,646,098)			$(10,756,622)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$196,784,671	105.5%
Written Options	(10,756,622)	(5.8)
Money Market Deposit Account	584,212	0.3
Liabilities in Excess of Other Assets	(103,699)	0.0
	$186,508,562	100.0%

The accompanying notes are an integral part of these financial statements.

188

Innovator U.S. Equity Buffer ETF - January
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 104.6%(a)
Call Options - 96.5%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $5.87(b)(c)(d)	$284,867,198	5,137	$279,329,666
Put Options - 8.1%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $586.09(b)(c)(d)	284,867,198	5,137	23,435,046
TOTAL PURCHASED OPTIONS (Cost $310,809,987)			302,764,712
TOTAL INVESTMENTS - 104.6% (Cost $310,809,987)			$302,764,712
Money Market Deposit Account - 0.3%(e)			959,969
Liabilities in Excess of Other Assets - (4.9)%			(14,247,735)
TOTAL NET ASSETS - 100.0%			$289,476,946

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

189

Innovator U.S. Equity Buffer ETF - January
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.9)%
Call Options - (0.3)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $677.16(a)(b)	$(284,867,198)	(5,137)	$(826,800)
Put Options - (4.6)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $533.34(a)(b)	(284,867,198)	(5,137)	(13,238,100)
TOTAL WRITTEN OPTIONS (Premiums received $12,053,038)			$(14,064,900)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$302,764,712	104.6%
Written Options	(14,064,900)	(4.9)
Money Market Deposit Account	959,969	0.3
Liabilities in Excess of Other Assets	(182,835)	0.0
	$289,476,946	100.0%

The accompanying notes are an integral part of these financial statements.

190

Innovator U.S. Equity Buffer ETF - July
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 100.7%(a)
Call Options - 98.1%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $5.46(b)(c)(d)	$242,888,520	4,380	$239,560,290
Put Options - 2.6%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $544.24(b)(c)(d)	242,888,520	4,380	6,441,578
TOTAL PURCHASED OPTIONS (Cost $244,658,109)			246,001,868
TOTAL INVESTMENTS - 100.7% (Cost $244,658,109)			$246,001,868
Money Market Deposit Account - 0.3%(e)			758,103
Liabilities in Excess of Other Assets - (1.0)%			(2,432,591)
TOTAL NET ASSETS - 100.0%			$244,327,380

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

191

Innovator U.S. Equity Buffer ETF - July
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.9)%
Call Options - (0.0)%(a)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $638.97(b)(c)	$(242,888,520)	(4,380)	$(100,696)
Put Options - (0.9)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $495.24(b)(c)	(242,888,520)	(4,380)	(2,178,086)
TOTAL WRITTEN OPTIONS (Premiums received $7,120,684)			$(2,278,782)

Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$246,001,868	100.7%
Written Options	(2,278,782)	(0.9)
Money Market Deposit Account	758,103	0.3
Liabilities in Excess of Other Assets	(153,809)	(0.1)
	$244,327,380	100.0%

The accompanying notes are an integral part of these financial statements.

192

Innovator U.S. Equity Buffer ETF - June
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 100.0%(a)
Call Options - 99.0%
SPDR S&P 500 ETF Trust, Expiration: 05/30/2025; Exercise Price: $5.28(b)(c)(d)	$133,422,324	2,406	$132,051,674
Put Options - 1.0%
SPDR S&P 500 ETF Trust, Expiration: 05/30/2025; Exercise Price: $527.38(b)(c)(d)	133,422,324	2,406	1,373,417
TOTAL PURCHASED OPTIONS (Cost $131,250,703)			133,425,091
TOTAL INVESTMENTS - 100.0% (Cost $131,250,703)			$133,425,091
Money Market Deposit Account - 0.3%(e)			398,137
Liabilities in Excess of Other Assets - (0.3)%			(442,644)
TOTAL NET ASSETS - 100.0%			$133,380,584

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

193

Innovator U.S. Equity Buffer ETF - June
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.3)%
Call Options - (0.0)%(a)
SPDR S&P 500 ETF Trust, Expiration: 05/30/2025; Exercise Price: $615.18(b)(c)	$(133,422,324)	(2,406)	$(41,792)
Put Options - (0.3)%
SPDR S&P 500 ETF Trust, Expiration: 05/30/2025; Exercise Price: $479.91(b)(c)	(133,422,324)	(2,406)	(319,685)
TOTAL WRITTEN OPTIONS (Premiums received $3,768,804)			$(361,477)

Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$133,425,091	100.0%
Written Options	(361,477)	(0.3)
Money Market Deposit Account	398,137	0.3
Liabilities in Excess of Other Assets	(81,167)	0.0
	$133,380,584	100.0%

The accompanying notes are an integral part of these financial statements.

194

Innovator U.S. Equity Buffer ETF - March
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 105.5%(a)
Call Options - 96.4%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $5.95(b)(c)(d)	$178,894,604	3,226	$175,560,339
Put Options - 9.1%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $594.19(b)(c)(d)	178,894,604	3,226	16,459,730
TOTAL PURCHASED OPTIONS (Cost $197,564,718)			192,020,069
TOTAL INVESTMENTS - 105.5% (Cost $197,564,718)			$192,020,069
Money Market Deposit Account - 0.3%(e)			579,714
Liabilities in Excess of Other Assets - (5.8)%			(10,545,519)
TOTAL NET ASSETS - 100.0%			$182,054,264

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

195

Innovator U.S. Equity Buffer ETF - March
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.7)%
Call Options - (0.4)%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $688.42(a)(b)	$(178,894,604)	(3,226)	$(683,170)
Put Options - (5.3)%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $540.70(a)(b)	(178,894,604)	(3,226)	(9,747,101)
TOTAL WRITTEN OPTIONS (Premiums received $8,159,508)			$(10,430,271)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$192,020,069	105.5%
Written Options	(10,430,271)	(5.7)
Money Market Deposit Account	579,714	0.3
Liabilities in Excess of Other Assets	(115,248)	(0.1)
	$182,054,264	100.0%

The accompanying notes are an integral part of these financial statements.

196

Innovator U.S. Equity Buffer ETF - May
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 105.6%(a)
Call Options - 98.8%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $5.56(b)(c)(d)	$120,834,266	2,179	$118,441,724
Put Options - 6.8%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $554.55(b)(c)(d)	120,834,266	2,179	8,151,639
TOTAL PURCHASED OPTIONS (Cost $126,602,749)			126,593,363
TOTAL INVESTMENTS - 105.6% (Cost $126,602,749)			$126,593,363
Money Market Deposit Account - 0.3%(e)			347,967
Liabilities in Excess of Other Assets - (5.9)%			(7,065,876)
TOTAL NET ASSETS - 100.0%			$119,875,454

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

197

Innovator U.S. Equity Buffer ETF - May
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.9)%
Call Options - (1.7)%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $655.13(a)(b)	$(120,834,266)	(2,179)	$(1,954,563)
Put Options - (4.2)%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $504.63(a)(b)	(120,834,266)	(2,179)	(5,061,817)
TOTAL WRITTEN OPTIONS (Premiums received $7,006,799)			$(7,016,380)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$126,593,363	105.6%
Written Options	(7,016,380)	(5.9)
Money Market Deposit Account	347,967	0.3
Liabilities in Excess of Other Assets	(49,496)	0.0(a)
	$119,875,454	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

198

Innovator U.S. Equity Buffer ETF - November
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.3%(a)
Call Options - 97.1%
SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $5.70(b)(c)(d)	$148,117,634	2,671	$145,749,606
Put Options - 6.2%
SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $568.66(b)(c)(d)	148,117,634	2,671	9,213,080
TOTAL PURCHASED OPTIONS (Cost $158,766,243)			154,962,686
TOTAL INVESTMENTS - 103.3% (Cost $158,766,243)			$154,962,686
Money Market Deposit Account - 0.3%(e)			511,631
Liabilities in Excess of Other Assets - (3.6)%			(5,378,635)
TOTAL NET ASSETS - 100.0%			$150,095,682

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

199

Innovator U.S. Equity Buffer ETF - November
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.5)%
Call Options - (0.3)%
SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $659.11(a)(b)	$(148,117,634)	(2,671)	$(416,569)
Put Options - (3.2)%
SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $517.46(a)(b)	(148,117,634)	(2,671)	(4,866,776)
TOTAL WRITTEN OPTIONS (Premiums received $6,433,622)			$(5,283,345)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$154,962,686	103.3%
Written Options	(5,283,345)	(3.5)
Money Market Deposit Account	511,631	0.3
Liabilities in Excess of Other Assets	(95,290)	(0.1)
	$150,095,682	100.0%

The accompanying notes are an integral part of these financial statements.

200

Innovator U.S. Equity Buffer ETF - October
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.0%(a)
Call Options - 96.8%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $5.75(b)(c)(d)	$228,248,664	4,116	$224,968,294
Put Options - 6.2%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $573.78(b)(c)(d)	228,248,664	4,116	14,376,447
TOTAL PURCHASED OPTIONS (Cost $244,544,936)			239,344,741
TOTAL INVESTMENTS - 103.0% (Cost $244,544,936)			$239,344,741
Money Market Deposit Account - 0.4%(e)			825,114
Liabilities in Excess of Other Assets - (3.4)%			(7,790,967)
TOTAL NET ASSETS - 100.0%			$232,378,888

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

201

Innovator U.S. Equity Buffer ETF - October
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.3)%
Call Options - (0.2)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $658.73(a)(b)	$(228,248,664)	(4,116)	$(373,033)
Put Options - (3.1)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $522.12(a)(b)	(228,248,664)	(4,116)	(7,217,365)
TOTAL WRITTEN OPTIONS (Premiums received $8,546,644)			$(7,590,398)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$239,344,741	103.0%
Written Options	(7,590,398)	(3.3)
Money Market Deposit Account	825,114	0.4
Liabilities in Excess of Other Assets	(200,569)	(0.1)
	$232,378,888	100.0%

The accompanying notes are an integral part of these financial statements.

202

Innovator U.S. Equity Buffer ETF - September
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.2%(a)
Call Options - 97.3%
SPDR S&P 500 ETF Trust, Expiration: 08/29/2025; Exercise Price: $5.65(b)(c)(d)	$155,548,470	2,805	$153,576,555
Put Options - 4.9%
SPDR S&P 500 ETF Trust, Expiration: 08/29/2025; Exercise Price: $563.70(b)(c)(d)	155,548,470	2,805	7,716,555
TOTAL PURCHASED OPTIONS (Cost $163,256,587)			161,293,110
TOTAL INVESTMENTS - 102.2% (Cost $163,256,587)			$161,293,110
Money Market Deposit Account - 0.3%(e)			513,023
Liabilities in Excess of Other Assets - (2.5)%			(3,973,884)
TOTAL NET ASSETS - 100.0%			$157,832,249

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

203

Innovator U.S. Equity Buffer ETF - September
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.5)%
Call Options - (0.2)%
SPDR S&P 500 ETF Trust, Expiration: 08/29/2025; Exercise Price: $648.34(a)(b)	$(155,548,470)	(2,805)	$(260,865)
Put Options - (2.3)%
SPDR S&P 500 ETF Trust, Expiration: 08/29/2025; Exercise Price: $512.95(a)(b)	(155,548,470)	(2,805)	(3,610,035)
TOTAL WRITTEN OPTIONS (Premiums received $5,766,567)			$(3,870,900)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$161,293,110	102.2%
Written Options	(3,870,900)	(2.5)
Money Market Deposit Account	513,023	0.3
Liabilities in Excess of Other Assets	(102,984)	0.0
	$157,832,249	100.0%

The accompanying notes are an integral part of these financial statements.

204

Innovator U.S. Equity Power Buffer ETF - April
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 105.3%(a)
Call Options - 98.4%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $5.59(b)(c)(d)	$775,690,552	13,988	$759,702,268
Put Options - 6.9%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $559.39(b)(c)(d)	775,690,552	13,988	53,364,220
TOTAL PURCHASED OPTIONS (Cost $810,227,337)			813,066,488
TOTAL INVESTMENTS - 105.3% (Cost $810,227,337)			$813,066,488
Money Market Deposit Account - 0.3%(e)			2,352,347
Liabilities in Excess of Other Assets - (5.6)%			(43,088,567)
TOTAL NET ASSETS - 100.0%			$772,330,268

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

205

Innovator U.S. Equity Power Buffer ETF - April
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.5)%
Call Options - (2.6)%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $628.70(a)(b)	$(775,690,552)	(13,988)	$(19,793,020)
Put Options - (2.9)%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $475.48(a)(b)	(775,690,552)	(13,988)	(22,842,404)
TOTAL WRITTEN OPTIONS (Premiums received $37,477,922)			$(42,635,424)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$813,066,488	105.3%
Written Options	(42,635,424)	(5.5)
Money Market Deposit Account	2,352,347	0.3
Liabilities in Excess of Other Assets	(453,143)	(0.1)
	$772,330,268	100.0%

The accompanying notes are an integral part of these financial statements.

206

Innovator U.S. Equity Power Buffer ETF - August
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 100.9%(a)
Call Options - 97.3%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2025; Exercise Price: $5.51(b)(c)(d)	$742,639,968	13,392	$733,238,784
Put Options - 3.6%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2025; Exercise Price: $550.81(b)(c)(d)	742,639,968	13,392	27,346,464
TOTAL PURCHASED OPTIONS (Cost $757,998,460)			760,585,248
TOTAL INVESTMENTS - 100.9% (Cost $757,998,460)			$760,585,248
Money Market Deposit Account - 0.3%(e)			2,266,242
Liabilities in Excess of Other Assets - (1.2)%			(8,902,330)
TOTAL NET ASSETS - 100.0%			$753,949,160

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

207

Innovator U.S. Equity Power Buffer ETF - August
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.1)%
Call Options - (0.3)%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2025; Exercise Price: $621.37(a)(b)	$(742,639,968)	(13,392)	$(2,303,424)
Put Options - (0.8)%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2025; Exercise Price: $468.19(a)(b)	(742,639,968)	(13,392)	(6,160,320)
TOTAL WRITTEN OPTIONS (Premiums received $25,605,268)			$(8,463,744)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$760,585,248	100.9%
Written Options	(8,463,744)	(1.1)
Money Market Deposit Account	2,266,242	0.3
Liabilities in Excess of Other Assets	(438,586)	(0.1)
	$753,949,160	100.0%

The accompanying notes are an integral part of these financial statements.

208

Innovator U.S. Equity Power Buffer ETF - December
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.1%(a)
Call Options - 94.2%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $6.03(b)(c)(d)	$937,283,508	16,902	$922,375,944
Put Options - 8.9%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $602.55(b)(c)(d)	937,283,508	16,902	87,315,732
TOTAL PURCHASED OPTIONS (Cost $1,047,332,391)			1,009,691,676
TOTAL INVESTMENTS - 103.1% (Cost $1,047,332,391)			$1,009,691,676
Money Market Deposit Account - 0.3%(e)			3,157,710
Liabilities in Excess of Other Assets - (3.4)%			(32,982,750)
TOTAL NET ASSETS - 100.0%			$979,866,636

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

209

Innovator U.S. Equity Power Buffer ETF - December
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.3)%
Call Options - (0.2)%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $674.31(a)(b)	$(937,283,508)	(16,902)	$(1,960,632)
Put Options - (3.1)%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $512.17(a)(b)	(937,283,508)	(16,902)	(30,423,600)
TOTAL WRITTEN OPTIONS (Premiums received $36,997,156)			$(32,384,232)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$1,009,691,676	103.1%
Written Options	(32,384,232)	(3.3)
Money Market Deposit Account	3,157,710	0.3
Liabilities in Excess of Other Assets	(598,518)	(0.1)
	$979,866,636	100.0%

The accompanying notes are an integral part of these financial statements.

210

Innovator U.S. Equity Power Buffer ETF - February
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.9%(a)
Call Options - 94.5%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $6.02(b)(c)(d)	$795,043,998	14,337	$779,864,269
Put Options - 9.4%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $601.82(b)(c)(d)	795,043,998	14,337	77,680,734
TOTAL PURCHASED OPTIONS (Cost $888,877,697)			857,545,003
TOTAL INVESTMENTS - 103.9% (Cost $888,877,697)			$857,545,003
Money Market Deposit Account - 0.3%(e)			2,647,681
Liabilities in Excess of Other Assets - (4.2)%			(34,627,077)
TOTAL NET ASSETS - 100.0%			$825,565,607

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

211

Innovator U.S. Equity Power Buffer ETF - February
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.1)%
Call Options - (0.4)%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $672.89(a)(b)	$(795,043,998)	(14,337)	$(3,722,602)
Put Options - (3.7)%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $511.55(a)(b)	(795,043,998)	(14,337)	(30,431,716)
TOTAL WRITTEN OPTIONS (Premiums received $33,429,932)			$(34,154,318)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$857,545,003	103.9%
Written Options	(34,154,318)	(4.1)
Money Market Deposit Account	2,647,681	0.3
Liabilities in Excess of Other Assets	(472,759)	(0.1)
	$825,565,607	100.0%

The accompanying notes are an integral part of these financial statements.

212

Innovator U.S. Equity Power Buffer ETF - January
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.3%(a)
Call Options - 95.4%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $5.86(b)(c)(d)	$1,166,641,252	21,038	$1,145,729,480
Put Options - 7.9%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $586.08(b)(c)(d)	1,166,641,252	21,038	94,502,696
TOTAL PURCHASED OPTIONS (Cost $1,273,129,333)			1,240,232,176
TOTAL INVESTMENTS - 103.3% (Cost $1,273,129,333)			$1,240,232,176
Money Market Deposit Account - 0.3%(e)			3,782,591
Liabilities in Excess of Other Assets - (3.6)%			(43,101,238)
TOTAL NET ASSETS - 100.0%			$1,200,913,529

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

213

Innovator U.S. Equity Power Buffer ETF - January
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.5)%
Call Options - (0.6)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $656.64(a)(b)	$(1,166,641,252)	(21,038)	$(7,110,844)
Put Options - (2.9)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $498.17(a)(b)	(1,166,641,252)	(21,038)	(35,259,688)
TOTAL WRITTEN OPTIONS (Premiums received $49,581,949)			$(42,370,532)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$1,240,232,176	103.3%
Written Options	(42,370,532)	(3.5)
Money Market Deposit Account	3,782,591	0.3
Liabilities in Excess of Other Assets	(730,706)	(0.1)
	$1,200,913,529	100.0%

The accompanying notes are an integral part of these financial statements.

214

Innovator U.S. Equity Power Buffer ETF - July
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 100.3%(a)
Call Options - 97.7%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $5.44(b)(c)(d)	$842,290,806	15,189	$830,779,367
Put Options - 2.6%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $544.22(b)(c)(d)	842,290,806	15,189	22,328,893
TOTAL PURCHASED OPTIONS (Cost $847,790,131)			853,108,260
TOTAL INVESTMENTS - 100.3% (Cost $847,790,131)			$853,108,260
Money Market Deposit Account - 0.3%(e)			2,582,185
Liabilities in Excess of Other Assets - (0.6)%			(5,079,693)
TOTAL NET ASSETS - 100.0%			$850,610,752

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

215

Innovator U.S. Equity Power Buffer ETF - July
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.5)%
Call Options - (0.1)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $618.78(a)(b)	$(842,290,806)	(15,189)	$(947,794)
Put Options - (0.4)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $462.59(a)(b)	(842,290,806)	(15,189)	(3,589,768)
TOTAL WRITTEN OPTIONS (Premiums received $25,664,705)			$(4,537,562)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$853,108,260	100.3%
Written Options	(4,537,562)	(0.5)
Money Market Deposit Account	2,582,185	0.3
Liabilities in Excess of Other Assets	(542,131)	(0.1)
	$850,610,752	100.0%

The accompanying notes are an integral part of these financial statements.

216

INNOVATOR U.S. EQUITY POWER BUFFER ETF - JUNE
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 100.0%(a)
Call Options - 99.0%
SPDR S&P 500 ETF Trust, Expiration: 05/30/2025; Exercise Price: $5.27(b)(c)(d)	$576,943,416	10,404	$571,026,765
Put Options - 1.0%
SPDR S&P 500 ETF Trust, Expiration: 05/30/2025; Exercise Price: $527.37(b)(c)(d)	576,943,416	10,404	5,937,043
TOTAL PURCHASED OPTIONS (Cost $565,295,654)			576,963,808
TOTAL INVESTMENTS - 100.0% (Cost $565,295,654)			$576,963,808
Money Market Deposit Account - 0.3%(e)			1,821,543
Liabilities in Excess of Other Assets - (0.3)%			(1,696,050)
TOTAL NET ASSETS - 100.0%			$577,089,301

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

217

INNOVATOR U.S. EQUITY POWER BUFFER ETF - JUNE
SCHEDULE OF WRITTEN OPTIONS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.2)%
Call Options - (0.1)%
SPDR S&P 500 ETF Trust, Expiration: 05/30/2025; Exercise Price: $597.98(a)(b)	$(576,943,416)	(10,404)	$(622,783)
Put Options - (0.1)%
SPDR S&P 500 ETF Trust, Expiration: 05/30/2025; Exercise Price: $448.26(a)(b)	(576,943,416)	(10,404)	(678,445)
TOTAL WRITTEN OPTIONS (Premiums received $15,645,670)			$(1,301,228)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$576,963,808	100.0%
Written Options	(1,301,228)	(0.2)
Money Market Deposit Account	1,821,543	0.3
Liabilities in Excess of Other Assets	(394,822)	(0.1)
	$577,089,301	100.0%

The accompanying notes are an integral part of these financial statements.

218

INNOVATOR U.S. EQUITY POWER BUFFER ETF - MARCH
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 104.1%(a)
Call Options - 95.2%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $5.94(b)(c)(d)	$570,288,936	10,284	$559,669,781
Put Options - 8.9%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $594.18(b)(c)(d)	570,288,936	10,284	52,466,191
TOTAL PURCHASED OPTIONS (Cost $628,834,016)			612,135,972
TOTAL INVESTMENTS - 104.1% (Cost $628,834,016)			$612,135,972
Money Market Deposit Account - 0.3%(e)			1,866,911
Liabilities in Excess of Other Assets - (4.4)%			(26,120,444)
TOTAL NET ASSETS - 100.0%			$587,882,439

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

219

INNOVATOR U.S. EQUITY POWER BUFFER ETF - MARCH
SCHEDULE OF WRITTEN OPTIONS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.4)%
Call Options - (0.8)%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $666.31(a)(b)	$(570,288,936)	(10,284)	$(4,354,451)
Put Options - (3.6)%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $505.05(a)(b)	(570,288,936)	(10,284)	(21,391,029)
TOTAL WRITTEN OPTIONS (Premiums received $25,522,203)			$(25,745,480)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$612,135,972	104.1%
Written Options	(25,745,480)	(4.4)
Money Market Deposit Account	1,866,911	0.3
Liabilities in Excess of Other Assets	(374,964)	0.0
	$587,882,439	100.0%

The accompanying notes are an integral part of these financial statements.

220

INNOVATOR U.S. EQUITY POWER BUFFER ETF - MAY
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 105.6%(a)
Call Options - 98.8%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $5.55(b)(c)(d)	$489,991,544	8,836	$480,298,452
Put Options - 6.8%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $554.54(b)(c)(d)	489,991,544	8,836	33,055,476
TOTAL PURCHASED OPTIONS (Cost $513,391,989)			513,353,928
TOTAL INVESTMENTS - 105.6% (Cost $513,391,989)			$513,353,928
Money Market Deposit Account - 0.3%(e)			1,304,953
Liabilities in Excess of Other Assets - (5.9)%			(28,570,294)
TOTAL NET ASSETS - 100.0%			$486,088,587

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

221

INNOVATOR U.S. EQUITY POWER BUFFER ETF - MAY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.9)%
Call Options - (2.9)%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $631.51(a)(b)	$(489,991,544)	(8,836)	$(13,846,012)
Put Options - (3.0)%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $471.36(a)(b)	(489,991,544)	(8,836)	(14,605,908)
TOTAL WRITTEN OPTIONS (Premiums received $28,413,068)			$(28,451,920)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$513,353,928	105.6%
Written Options	(28,451,920)	(5.9)
Money Market Deposit Account	1,304,953	0.3
Liabilities in Excess of Other Assets	(118,374)	0.0(a)
	$486,088,587	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

222

INNOVATOR U.S. EQUITY POWER BUFFER ETF - NOVEMBER
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.4%(a)
Call Options - 96.4%
SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $5.69(b)(c)(d)	$641,159,148	11,562	$631,296,762
Put Options - 6.0%
SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $568.64(b)(c)(d)	641,159,148	11,562	39,542,040
TOTAL PURCHASED OPTIONS (Cost $682,769,598)			670,838,802
TOTAL INVESTMENTS - 102.4% (Cost $682,769,598)			$670,838,802
Money Market Deposit Account - 0.3%(e)			2,092,559
Liabilities in Excess of Other Assets - (2.7)%			(17,841,746)
TOTAL NET ASSETS - 100.0%			$655,089,615

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

223

INNOVATOR U.S. EQUITY POWER BUFFER ETF - NOVEMBER
SCHEDULE OF WRITTEN OPTIONS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.7)%
Call Options - (0.6)%
SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $639.44(a)(b)	$(641,159,148)	(11,562)	$(4,069,824)
Put Options - (2.1)%
SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $483.34(a)(b)	(641,159,148)	(11,562)	(13,296,300)
TOTAL WRITTEN OPTIONS (Premiums received $28,507,599)			$(17,366,124)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$670,838,802	102.4%
Written Options	(17,366,124)	(2.7)
Money Market Deposit Account	2,092,559	0.3
Liabilities in Excess of Other Assets	(475,622)	0.0
	$655,089,615	100.0%

The accompanying notes are an integral part of these financial statements.

224

INNOVATOR U.S. EQUITY POWER BUFFER ETF - OCTOBER
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.0%(a)
Call Options - 95.9%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $5.74(b)(c)(d)	$766,596,096	13,824	$755,588,874
Put Options - 6.1%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $573.76(b)(c)(d)	766,596,096	13,824	48,272,164
TOTAL PURCHASED OPTIONS (Cost $820,352,052)			803,861,038
TOTAL INVESTMENTS - 102.0% (Cost $820,352,052)			$803,861,038
Money Market Deposit Account - 0.3%(e)			2,505,005
Liabilities in Excess of Other Assets - (2.3)%			(18,257,183)
TOTAL NET ASSETS - 100.0%			$788,108,860

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

225

INNOVATOR U.S. EQUITY POWER BUFFER ETF - OCTOBER
SCHEDULE OF WRITTEN OPTIONS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.3)%
Call Options - (0.4)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $638.94(a)(b)	$(766,596,096)	(13,824)	$(2,951,700)
Put Options - (1.9)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $487.70(a)(b)	(766,596,096)	(13,824)	(14,800,942)
TOTAL WRITTEN OPTIONS (Premiums received $32,841,017)			$(17,752,642)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$803,861,038	102.0%
Written Options	(17,752,642)	(2.3)
Money Market Deposit Account	2,505,005	0.3
Liabilities in Excess of Other Assets	(504,541)	0.0
	788,108,860	100.0%

The accompanying notes are an integral part of these financial statements.

226

INNOVATOR U.S. EQUITY POWER BUFFER ETF - SEPTEMBER
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 101.4%(a)
Call Options - 96.6%
SPDR S&P 500 ETF Trust, Expiration: 08/29/2025; Exercise Price: $5.64(b)(c)(d)	$670,993,400	12,100	$662,499,200
Put Options - 4.8%
SPDR S&P 500 ETF Trust, Expiration: 08/29/2025; Exercise Price: $563.68(b)(c)(d)	670,993,400	12,100	33,275,000
TOTAL PURCHASED OPTIONS (Cost $703,607,032)			695,774,200
TOTAL INVESTMENTS - 101.4% (Cost $703,607,032)			$ 695,774,200
Money Market Deposit Account - 0.3%(e)			2,103,783
Liabilities in Excess of Other Assets - (1.7)%			(11,977,226)
TOTAL NET ASSETS - 100.0%			$685,900,757

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

227

INNOVATOR U.S. EQUITY POWER BUFFER ETF - SEPTEMBER
SCHEDULE OF WRITTEN OPTIONS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.7)%
Call Options - (0.4)%
SPDR S&P 500 ETF Trust, Expiration: 08/29/2025; Exercise Price: $630.19(a)(b)	$(670,993,400)	(12,100)	$(2,577,300)
Put Options - (1.3)%
SPDR S&P 500 ETF Trust, Expiration: 08/29/2025; Exercise Price: $479.13(a)(b)	(670,993,400)	(12,100)	(9,002,400)
TOTAL WRITTEN OPTIONS (Premiums received $24,595,809)			$(11,579,700)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$695,774,200	101.4%
Written Options	(11,579,700)	(1.7)
Money Market Deposit Account	2,103,783	0.3
Liabilities in Excess of Other Assets	(397,526)	0.0
	$685,900,757	100.0%

The accompanying notes are an integral part of these financial statements.

228

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - APRIL
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.3%(a)
Call Options - 98.0%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $5.58(b)(c)(d)	$148,450,358	2,677	$145,409,072
Put Options - 5.3%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $531.42(b)(c)(d)	148,450,358	2,677	7,802,625
TOTAL PURCHASED OPTIONS (Cost $152,282,477)			153,211,697
TOTAL INVESTMENTS - 103.3% (Cost $152,282,477)			$153,211,697
Money Market Deposit Account - 0.3%(e)			431,695
Liabilities in Excess of Other Assets - (3.6)%			(5,325,793)
TOTAL NET ASSETS - 100.0%			$148,317,599

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

229

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - APRIL
SCHEDULE OF WRITTEN OPTIONS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.5)%
Call Options - (2.6)%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $627.97(a)(b)	$(148,450,358)	(2,677)	$(3,861,733)
Put Options - (0.9)%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $363.60(a)(b)	(148,450,358)	(2,677)	(1,375,175)
TOTAL WRITTEN OPTIONS (Premiums received $4,772,856)			$(5,236,908)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$153,211,697	103.3%
Written Options	(5,236,908)	(3.5)
Money Market Deposit Account	431,695	0.3
Liabilities in Excess of Other Assets	(88,885)	(0.1)
	$148,317,599	100.0%

The accompanying notes are an integral part of these financial statements.

230

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - AUGUST
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 100.2%(a)
Call Options - 97.9%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2025; Exercise Price: $5.49(b)(c)(d)	$144,568,578	2,607	$142,619,976
Put Options - 2.3%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2025; Exercise Price: $523.27(b)(c)(d)	144,568,578	2,607	3,326,975
TOTAL PURCHASED OPTIONS (Cost $147,812,428)			145,946,951
TOTAL INVESTMENTS - 100.2% (Cost $147,812,428)			$145,946,951
Money Market Deposit Account - 0.3%(e)			444,102
Liabilities in Excess of Other Assets - (0.5)%			(709,584)
TOTAL NET ASSETS - 100.0%			$145,681,469

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

231

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - AUGUST
SCHEDULE OF WRITTEN OPTIONS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.4)%
Call Options - (0.2)%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2025; Exercise Price: $624.84(a)(b)	$(144,568,578)	(2,607)	$(346,783)
Put Options - (0.2)%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2025; Exercise Price: $358.03(a)(b)	(144,568,578)	(2,607)	(267,140)
TOTAL WRITTEN OPTIONS (Premiums received $2,808,623)			$(613,923)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$145,946,951	100.2%
Written Options	(613,923)	(0.4)
Money Market Deposit Account	444,102	0.3
Liabilities in Excess of Other Assets	(95,661)	(0.1)
	$145,681,469	100.0%

The accompanying notes are an integral part of these financial statements.

232

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - DECEMBER
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 100.6%(a)
Call Options - 94.2%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $6.01(b)(c)(d)	$381,856,244	6,886	$375,672,616
Put Options - 6.4%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $572.42(b)(c)(d)	381,856,244	6,886	25,636,578
TOTAL PURCHASED OPTIONS (Cost $409,738,055)			401,309,194
TOTAL INVESTMENTS - 100.6% (Cost $409,738,055)			$401,309,194
Money Market Deposit Account - 0.4%(e)			1,470,186
Liabilities in Excess of Other Assets - (1.0)%			(4,058,986)
TOTAL NET ASSETS - 100.0%			$398,720,394

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

233

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - DECEMBER
SCHEDULE OF WRITTEN OPTIONS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.9)%
Call Options - (0.2)%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $674.55(a)(b)	$(381,856,244)	(6,886)	$(915,838)
Put Options - (0.7)%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $391.66(a)(b)	(381,856,244)	(6,886)	(2,871,462)
TOTAL WRITTEN OPTIONS (Premiums received $6,648,016)			$(3,787,300)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$401,309,194	100.6%
Written Options	(3,787,300)	(0.9)
Money Market Deposit Account	1,470,186	0.4
Liabilities in Excess of Other Assets	(271,686)	(0.1)
	$398,720,394	100.0%

The accompanying notes are an integral part of these financial statements.

234

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - FEBRUARY
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 101.2%(a)
Call Options - 94.2%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $6.01(b)(c)(d)	$232,906,800	4,200	$228,463,998
Put Options - 7.0%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $571.73(b)(c)(d)	232,906,800	4,200	16,886,688
TOTAL PURCHASED OPTIONS (Cost $250,917,378)			245,350,686
TOTAL INVESTMENTS - 101.2% (Cost $250,917,378)			$245,350,686
Money Market Deposit Account - 0.3%(e)			818,666
Liabilities in Excess of Other Assets - (1.5)%			(3,617,664)
TOTAL NET ASSETS - 100.0%			$242,551,688

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

235

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - FEBRUARY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.4)%
Call Options - (0.4)%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $672.35(a)(b)	$(232,906,800)	(4,200)	$(1,110,522)
Put Options - (1.0)%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $391.18(a)(b)	(232,906,800)	(4,200)	(2,350,530)
TOTAL WRITTEN OPTIONS (Premiums received $5,596,367)			$(3,461,052)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$245,350,686	101.2%
Written Options	(3,461,052)	(1.4)
Money Market Deposit Account	818,666	0.3
Liabilities in Excess of Other Assets	(156,612)	(0.1)
	$242,551,688	100.0%

The accompanying notes are an integral part of these financial statements.

236

Innovator U.S. Equity Ultra Buffer ETF - January
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 101.2%(a)
Call Options - 95.3%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $5.85(b)(c)(d)	$240,670,360	4,340	$236,000,433
Put Options - 5.9%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $556.78(b)(c)(d)	240,670,360	4,340	14,497,206
TOTAL PURCHASED OPTIONS (Cost $259,373,394)			250,497,639
TOTAL INVESTMENTS - 101.2% (Cost $259,373,394)			$250,497,639
Money Market Deposit Account - 0.3%(e)			775,166
Liabilities in Excess of Other Assets - (1.5)%			(3,647,468)
TOTAL NET ASSETS - 100.0%			$247,625,337

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

237

Innovator U.S. Equity Ultra Buffer ETF - January
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.4)%
Call Options - (0.6)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $655.35(a)(b)	$(240,670,360)	(4,340)	$(1,525,814)
Put Options - (0.8)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $380.95(a)(b)	(240,670,360)	(4,340)	(1,967,105)
TOTAL WRITTEN OPTIONS (Premiums received $7,205,441)			$(3,492,919)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$250,497,639	101.2%
Written Options	(3,492,919)	(1.4)
Money Market Deposit Account	775,166	0.3
Liabilities in Excess of Other Assets	(154,549)	(0.1)
	$247,625,337	100.0%

The accompanying notes are an integral part of these financial statements.

238

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - JULY
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 99.9%(a)
Call Options - 98.4%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $5.43(b)(c)(d)	$135,363,214	2,441	$133,515,646
Put Options - 1.5%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $517.01(b)(c)(d)	135,363,214	2,441	1,999,740
TOTAL PURCHASED OPTIONS (Cost $135,517,853)			135,515,386
TOTAL INVESTMENTS - 99.9% (Cost $135,517,853)			$135,515,386
Money Market Deposit Account - 0.3%(e)			427,080
Liabilities in Excess of Other Assets - (0.2)%			(321,172)
TOTAL NET ASSETS - 100.0%			$135,621,294

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

239

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - JULY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.2)%
Call Options - (0.1)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $622.48(a)(b)	$(135,363,214)	(2,441)	$(123,807)
Put Options - (0.1)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $353.74(a)(b)	(135,363,214)	(2,441)	(115,557)
TOTAL WRITTEN OPTIONS (Premiums received $2,379,692)			$(239,364)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$135,515,386	99.9%
Written Options	(239,364)	(0.2)
Money Market Deposit Account	427,080	0.3
Liabilities in Excess of Other Assets	(81,808)	0.0
	$135,621,294	100.0%

The accompanying notes are an integral part of these financial statements.

240

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - JUNE
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 99.9%(a)
Call Options - 99.4%
SPDR S&P 500 ETF Trust, Expiration: 05/30/2025; Exercise Price: $5.26(b)(c)(d)	$62,663,020	1,130	$62,021,530
Put Options - 0.5%
SPDR S&P 500 ETF Trust, Expiration: 05/30/2025; Exercise Price: $501.00(b)(c)(d)	62,663,020	1,130	282,737
TOTAL PURCHASED OPTIONS (Cost $60,945,937)			62,304,267
TOTAL INVESTMENTS - 99.9% (Cost $60,945,937)			$62,304,267
Money Market Deposit Account - 0.3%(e)			181,611
Liabilities in Excess of Other Assets - (0.2)%			(97,392)
TOTAL NET ASSETS - 100.0%			$62,388,486

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

241

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - JUNE
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.1)%
Call Options - (0.1)%
SPDR S&P 500 ETF Trust, Expiration: 05/30/2025; Exercise Price: $602.89(a)(b)	$(62,663,020)	(1,130)	$(44,906)
Put Options - (0.0)%(c)
SPDR S&P 500 ETF Trust, Expiration: 05/30/2025; Exercise Price: $342.79(a)(b)	(62,663,020)	(1,130)	(12,825)
TOTAL WRITTEN OPTIONS (Premiums received $1,211,208)			$(57,731)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Represents less than 0.05% of net assets.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$62,304,267	99.9%
Written Options	(57,731)	(0.1)
Money Market Deposit Account	181,611	0.3
Liabilities in Excess of Other Assets	(39,661)	(0.1)
	$62,388,486	100.0%

The accompanying notes are an integral part of these financial statements.

242

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - MARCH
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 101.6%(a)
Call Options - 94.9%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $5.93(b)(c)(d)	$123,662,420	2,230	$121,361,885
Put Options - 6.7%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $564.47(b)(c)(d)	123,662,420	2,230	8,550,645
TOTAL PURCHASED OPTIONS (Cost $132,177,602)			129,912,530
TOTAL INVESTMENTS - 101.6% (Cost $132,177,602)			$129,912,530
Money Market Deposit Account - 0.3%(e)			397,828
Liabilities in Excess of Other Assets - (1.9)%			(2,388,100)
TOTAL NET ASSETS - 100.0%			$127,922,258

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

243

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - MARCH
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.8)%
Call Options - (0.8)%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $663.88(a)(b)	$(123,662,420)	(2,230)	$(1,018,731)
Put Options - (1.0)%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $386.22(a)(b)	(123,662,420)	(2,230)	(1,293,467)
TOTAL WRITTEN OPTIONS (Premiums received $3,394,762)			$(2,312,198)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$129,912,530	101.6%
Written Options	(2,312,198)	(1.8)
Money Market Deposit Account	397,828	0.3
Liabilities in Excess of Other Assets	(75,902)	(0.1)
	$127,922,258	100.0%

The accompanying notes are an integral part of these financial statements.

244

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - MAY
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.9%(a)
Call Options - 98.7%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $5.53(b)(c)(d)	$45,361,372	818	$44,464,844
Put Options - 5.2%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $526.81(b)(c)(d)	45,361,372	818	2,352,568
TOTAL PURCHASED OPTIONS (Cost $46,820,936)			46,817,412
TOTAL INVESTMENTS - 103.9% (Cost $46,820,936)			$46,817,412
Money Market Deposit Account - 0.3%(e)			125,213
Liabilities in Excess of Other Assets - (4.2)%			(1,902,430)
TOTAL NET ASSETS - 100.0%			$45,040,195

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

245

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - MAY
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.3)%
Call Options - (3.3)%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $624.36(a)(b)	$(45,361,372)	(818)	$(1,488,760)
Put Options - (1.0)%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $360.45(a)(b)	(45,361,372)	(818)	(438,448)
TOTAL WRITTEN OPTIONS (Premiums received $1,923,631)			$(1,927,208)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$46,817,412	103.9%
Written Options	(1,927,208)	(4.3)
Money Market Deposit Account	125,213	0.3
Other Assets in Excess of Other Assets	24,778	0.1
	$45,040,195	100.0%

The accompanying notes are an integral part of these financial statements.

246

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - NOVEMBER
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 101.0%(a)
Call Options - 96.7%
SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $5.67(b)(c)(d)	$136,583,202	2,463	$134,406,600
Put Options - 4.3%
SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $540.21(b)(c)(d)	136,583,202	2,463	6,001,124
TOTAL PURCHASED OPTIONS (Cost $143,713,083)			140,407,724
TOTAL INVESTMENTS - 101.0% (Cost $143,713,083)			$140,407,724
Money Market Deposit Account - 0.3%(e)			465,174
Liabilities in Excess of Other Assets - (1.3)%			(1,804,542)
TOTAL NET ASSETS - 100.0%			$139,068,356

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

247

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - NOVEMBER
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.2)%
Call Options - (0.7)%
SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $635.57(a)(b)	$(136,583,202)	(2,463)	$(984,683)
Put Options - (0.5)%
SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $369.62(a)(b)	(136,583,202)	(2,463)	(735,402)
TOTAL WRITTEN OPTIONS (Premiums received $4,553,035)			$(1,720,085)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$140,407,724	101.0%
Written Options	(1,720,085)	(1.2)
Money Market Deposit Account	465,174	0.3
Liabilities in Excess of Other Assets	(84,457)	(0.1)
	$139,068,356	100.0%

The accompanying notes are an integral part of these financial statements.

248

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - OCTOBER
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 100.6%(a)
Call Options - 96.4%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $5.72(b)(c)(d)	$201,852,560	3,640	$198,959,633
Put Options - 4.2%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $545.07(b)(c)(d)	201,852,560	3,640	8,706,953
TOTAL PURCHASED OPTIONS (Cost $212,975,143)			207,666,586
TOTAL INVESTMENTS - 100.6% (Cost $212,975,143)			$207,666,586
Money Market Deposit Account - 0.3%(e)			656,090
Liabilities in Excess of Other Assets - (0.9)%			(1,875,517)
TOTAL NET ASSETS - 100.0%			$206,447,159

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

249

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - OCTOBER
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.8)%
Call Options - (0.4)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $636.54(a)(b)	$(201,852,560)	(3,640)	$(866,065)
Put Options - (0.4)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $372.94(a)(b)	(201,852,560)	(3,640)	(880,807)
TOTAL WRITTEN OPTIONS (Premiums received $6,063,488)			$(1,746,872)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$207,666,586	100.6%
Written Options	(1,746,872)	(0.8)
Money Market Deposit Account	656,090	0.3
Liabilities in Excess of Other Assets	(128,645)	(0.1)
	$206,447,159	100.0%

The accompanying notes are an integral part of these financial statements.

250

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - SEPTEMBER
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 100.4%(a)
Call Options - 97.1%
SPDR S&P 500 ETF Trust, Expiration: 08/29/2025; Exercise Price: $5.62(b)(c)(d)	$128,320,556	2,314	$126,574,736
Put Options - 3.3%
SPDR S&P 500 ETF Trust, Expiration: 08/29/2025; Exercise Price: $535.50(b)(c)(d)	128,320,556	2,314	4,228,372
TOTAL PURCHASED OPTIONS (Cost $134,259,599)			130,803,108
TOTAL INVESTMENTS - 100.4% (Cost $134,259,599)			$130,803,108
Money Market Deposit Account - 0.3%(e)			447,091
Liabilities in Excess of Other Assets - (0.7)%			(927,208)
TOTAL NET ASSETS - 100.0%			$130,322,991

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

251

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - SEPTEMBER
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.6)%
Call Options - (0.3)%
SPDR S&P 500 ETF Trust, Expiration: 08/29/2025; Exercise Price: $630.59(a)(b)	$(128,320,556)	(2,314)	$(463,124)
Put Options - (0.3)%
SPDR S&P 500 ETF Trust, Expiration: 08/29/2025; Exercise Price: $366.39(a)(b)	(128,320,556)	(2,314)	(381,787)
TOTAL WRITTEN OPTIONS (Premiums received $3,007,348)			$(844,911)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$130,803,108	100.4%
Written Options	(844,911)	(0.6)
Money Market Deposit Account	447,091	0.3
Liabilities in Excess of Other Assets	(82,297)	(0.1)
	$130,322,991	100.0%

The accompanying notes are an integral part of these financial statements.

252

INNOVATOR U.S. SMALL CAP 10 BUFFER ETF - QUARTERLY
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.6%(a)
Call Options - 97.7%
iShares Russell 2000 ETF, Expiration: 06/30/2025; Exercise Price: $0.50(b)(c)(d)	$42,693,826	2,191	$42,464,801
Put Options - 4.9%
iShares Russell 2000 ETF, Expiration: 06/30/2025; Exercise Price: $199.49(b)(c)(d)	42,693,826	2,191	2,132,303
TOTAL PURCHASED OPTIONS (Cost $45,192,227)			44,597,104
TOTAL INVESTMENTS - 102.6% (Cost $45,192,227)			$44,597,104
Money Market Deposit Account - 0.1%(e)			46,899
Liabilities in Excess of Other Assets - (2.7)%			(1,189,401)
TOTAL NET ASSETS - 100.0%			$43,454,602

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

253

INNOVATOR U.S. SMALL CAP 10 BUFFER ETF - QUARTERLY
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.7)%
Call Options - (1.1)%
iShares Russell 2000 ETF, Expiration: 06/30/2025; Exercise Price: $209.60(a)(b)	$(42,693,826)	(2,191)	$(489,403)
Put Options - (1.6)%
iShares Russell 2000 ETF, Expiration: 06/30/2025; Exercise Price: $179.54(a)(b)	(42,693,826)	(2,191)	(672,440)
TOTAL WRITTEN OPTIONS (Premiums received $1,777,295)			$(1,161,843)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$44,597,104	102.6%
Written Options	(1,161,843)	(2.7)
Money Market Deposit Account	46,899	0.1
Liabilities in Excess of Other Assets	(27,558)	0.0
	$43,454,602	100.0%

The accompanying notes are an integral part of these financial statements.

254

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - APRIL
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 106.2%(a)
Call Options - 97.3%
iShares Russell 2000 ETF, Expiration: 03/31/2026; Exercise Price: $1.99(b)(c)(d)	$183,558,120	9,420	$179,788,048
Put Options - 8.9%
iShares Russell 2000 ETF, Expiration: 03/31/2026; Exercise Price: $199.49(b)(c)(d)	183,558,120	9,420	16,309,034
TOTAL PURCHASED OPTIONS (Cost $197,395,448)			196,097,082
TOTAL INVESTMENTS - 106.2% (Cost $197,395,448)			$196,097,082
Money Market Deposit Account - 0.3%(e)			563,709
Liabilities in Excess of Other Assets - (6.5)%			(11,916,888)
TOTAL NET ASSETS - 100.0%			$184,743,903

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

255

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - APRIL
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (6.4)%
Call Options - (2.6)%
iShares Russell 2000 ETF, Expiration: 03/31/2026; Exercise Price: $235.20(a)(b)	$(183,558,120)	(9,420)	$(4,820,685)
Put Options - (3.8)%
iShares Russell 2000 ETF, Expiration: 03/31/2026; Exercise Price: $169.57(a)(b)	(183,558,120)	(9,420)	(6,967,032)
TOTAL WRITTEN OPTIONS (Premiums received $11,671,666)			$(11,787,717)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$196,097,082	106.2%
Written Options	(11,787,717)	(6.4)
Money Market Deposit Account	563,709	0.3
Liabilities in Excess of Other Assets	(129,171)	(0.1)
	$184,743,903	100.0%

The accompanying notes are an integral part of these financial statements.

256

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - AUGUST
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.2%(a)
Call Options - 90.0%
iShares Russell 2000 ETF, Expiration: 07/31/2025; Exercise Price: $2.24(b)(c)(d)	$84,627,698	4,343	$83,391,593
Put Options - 13.2%
iShares Russell 2000 ETF, Expiration: 07/31/2025; Exercise Price: $223.86(b)(c)(d)	84,627,698	4,343	12,257,944
TOTAL PURCHASED OPTIONS (Cost $106,314,220)			95,649,537
TOTAL INVESTMENTS - 103.2% (Cost $106,314,220)			$95,649,537
Money Market Deposit Account - 0.4%(e)			358,457
Liabilities in Excess of Other Assets - (3.6)%			(3,323,409)
TOTAL NET ASSETS - 100.0%			$92,684,585

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

257

Innovator U.S. Small Cap Power Buffer ETF - August
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.5)%
Call Options - (0.0)%(a)
iShares Russell 2000 ETF, Expiration: 07/31/2025; Exercise Price: $267.78(b)(c)	$(84,627,698)	(4,343)	$(38,609)
Put Options - (3.5)%
iShares Russell 2000 ETF, Expiration: 07/31/2025; Exercise Price: $190.28(b)(c)	(84,627,698)	(4,343)	(3,222,680)
TOTAL WRITTEN OPTIONS (Premiums received $3,326,698)			$(3,261,289)

Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$95,649,537	103.2%
Written Options	(3,261,289)	(3.5)
Money Market Deposit Account	358,457	0.4
Liabilities in Excess of Other Assets	(62,120)	(0.1)
	$92,684,585	100.0%

The accompanying notes are an integral part of these financial statements.

258

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - DECEMBER
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 108.0%(a)
Call Options - 87.8%
iShares Russell 2000 ETF, Expiration: 11/28/2025; Exercise Price: $2.42(b)(c)(d)	$42,927,658	2,203	$42,161,410
Put Options - 20.2%
iShares Russell 2000 ETF, Expiration: 11/28/2025; Exercise Price: $241.87(b)(c)(d)	42,927,658	2,203	9,687,032
TOTAL PURCHASED OPTIONS (Cost $55,641,716)			51,848,442
TOTAL INVESTMENTS - 108.0% (Cost $55,641,716)			$51,848,442
Money Market Deposit Account - 0.4%(e)			199,363
Liabilities in Excess of Other Assets - (8.4)%			(4,045,763)
TOTAL NET ASSETS - 100.0%			$48,002,042

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

259

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - DECEMBER
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (8.3)%
Call Options - (0.1)%
iShares Russell 2000 ETF, Expiration: 11/28/2025; Exercise Price: $283.88(a)(b)	$(42,927,658)	(2,203)	$(55,494)
Put Options - (8.2)%
iShares Russell 2000 ETF, Expiration: 11/28/2025; Exercise Price: $205.59(a)(b)	(42,927,658)	(2,203)	(3,952,600)
TOTAL WRITTEN OPTIONS (Premiums received $2,448,151)			$(4,008,094)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$51,848,442	108.0%
Written Options	(4,008,094)	(8.3)
Money Market Deposit Account	199,363	0.4
Liabilities in Excess of Other Assets	(37,669)	(0.1)
	$48,002,042	100.0%

The accompanying notes are an integral part of these financial statements.

260

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - FEBRUARY
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 106.6%(a)
Call Options - 91.2%
iShares Russell 2000 ETF, Expiration: 01/30/2026; Exercise Price: $2.26(b)(c)(d)	$22,330,956	1,146	$21,883,318
Put Options - 15.4%
iShares Russell 2000 ETF, Expiration: 01/30/2026; Exercise Price: $226.48(b)(c)(d)	22,330,956	1,146	3,695,517
TOTAL PURCHASED OPTIONS (Cost $27,072,823)			25,578,835
TOTAL INVESTMENTS - 106.6% (Cost $27,072,823)			$25,578,835
Money Market Deposit Account - 0.3%(e)			82,450
Liabilities in Excess of Other Assets - (6.9)%			(1,654,643)
TOTAL NET ASSETS - 100.0%			$24,006,642

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

261

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - FEBRUARY
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (6.8)%
Call Options - (0.4)%
iShares Russell 2000 ETF, Expiration: 01/30/2026; Exercise Price: $266.34(a)(b)	$(22,330,956)	(1,146)	$(105,294)
Put Options - (6.4)%
iShares Russell 2000 ETF, Expiration: 01/30/2026; Exercise Price: $192.51(a)(b)	(22,330,956)	(1,146)	(1,533,841)
TOTAL WRITTEN OPTIONS (Premiums received $1,340,054)			$(1,639,135)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$25,578,835	106.6%
Written Options	(1,639,135)	(6.8)
Money Market Deposit Account	82,450	0.3
Liabilities in Excess of Other Assets	(15,508)	(0.1)
	$24,006,642	100.0%

The accompanying notes are an integral part of these financial statements.

262

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - JANUARY
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 105.6%(a)
Call Options - 92.0%
iShares Russell 2000 ETF, Expiration: 12/31/2025; Exercise Price: $2.21(b)(c)(d)	$279,507,184	14,344	$273,884,336
Put Options - 13.6%
iShares Russell 2000 ETF, Expiration: 12/31/2025; Exercise Price: $220.96(b)(c)(d)	279,507,184	14,344	40,435,736
TOTAL PURCHASED OPTIONS (Cost $332,458,582)			314,320,072
TOTAL INVESTMENTS - 105.6% (Cost $332,458,582)			$314,320,072
Money Market Deposit Account - 0.3%(e)			927,164
Liabilities in Excess of Other Assets - (5.9)%			(17,659,934)
TOTAL NET ASSETS - 100.0%			$297,587,302

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

263

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - JANUARY
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.9)%
Call Options - (0.5)%
iShares Russell 2000 ETF, Expiration: 12/31/2025; Exercise Price: $259.52(a)(b)	$(279,507,184)	(14,344)	$(1,405,712)
Put Options - (5.4)%
iShares Russell 2000 ETF, Expiration: 12/31/2025; Exercise Price: $187.82(a)(b)	(279,507,184)	(14,344)	(16,079,624)
TOTAL WRITTEN OPTIONS (Premiums received $18,713,866)			$(17,485,336)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$314,320,072	105.6%
Written Options	(17,485,336)	(5.9)
Money Market Deposit Account	927,164	0.3
Liabilities in Excess of Other Assets	(174,598)	0.0
	$297,587,302	100.0%

The accompanying notes are an integral part of these financial statements.

264

Innovator U.S. Small Cap Power Buffer ETF - July
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 100.8%(a)
Call Options - 95.1%
iShares Russell 2000 ETF, Expiration: 06/30/2025; Exercise Price: $2.03(b)(c)(d)	$107,523,748	5,518	$106,270,500
Put Options - 5.7%
iShares Russell 2000 ETF, Expiration: 06/30/2025; Exercise Price: $202.89(b)(c)(d)	107,523,748	5,518	6,397,293
TOTAL PURCHASED OPTIONS (Cost $117,651,466)			112,667,793
TOTAL INVESTMENTS - 100.8% (Cost $117,651,466)			$112,667,793
Money Market Deposit Account - 0.3%(e)			355,567
Liabilities in Excess of Other Assets - (1.1)%			(1,249,379)
TOTAL NET ASSETS - 100.0%			$111,773,981

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

265

Innovator U.S. Small Cap Power Buffer ETF - July
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.0)%
Call Options - (0.0)%(a)
iShares Russell 2000 ETF, Expiration: 06/30/2025; Exercise Price: $240.18(b)(c)	$(107,523,748)	(5,518)	$(71,293)
Put Options - (1.0)%
iShares Russell 2000 ETF, Expiration: 06/30/2025; Exercise Price: $172.46(b)(c)	(107,523,748)	(5,518)	(1,083,128)
TOTAL WRITTEN OPTIONS (Premiums received $4,771,673)			$(1,154,421)

Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$112,667,793	100.8%
Written Options	(1,154,421)	(1.0)
Money Market Deposit Account	355,567	0.3
Liabilities in Excess of Other Assets	(94,958)	(0.1)
	$111,773,981	100.0%

The accompanying notes are an integral part of these financial statements.

266

Innovator U.S. Small Cap Power Buffer ETF - June
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 100.2%(a)
Call Options - 94.4%
iShares Russell 2000 ETF, Expiration: 05/30/2025; Exercise Price: $2.06(b)(c)(d)	$18,589,644	954	$18,383,828
Put Options - 5.8%
iShares Russell 2000 ETF, Expiration: 05/30/2025; Exercise Price: $205.77(b)(c)(d)	18,589,644	954	1,119,987
TOTAL PURCHASED OPTIONS (Cost $20,120,208)			19,503,815
TOTAL INVESTMENTS - 100.2% (Cost $20,120,208)			$19,503,815
Money Market Deposit Account - 0.4%(e)			78,576
Liabilities in Excess of Other Assets - (0.6)%			(116,728)
TOTAL NET ASSETS - 100.0%			$19,465,663

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

267

Innovator U.S. Small Cap Power Buffer ETF - June
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.5)%
Call Options - (0.0)%(a)
iShares Russell 2000 ETF, Expiration: 05/30/2025; Exercise Price: $242.85(b)(c)	$(18,589,644)	(954)	$(3,911)
Put Options - (0.5)%
iShares Russell 2000 ETF, Expiration: 05/30/2025; Exercise Price: $174.90(b)(c)	(18,589,644)	(954)	(100,056)
TOTAL WRITTEN OPTIONS (Premiums received $483,332)			$(103,967)

Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$19,503,815	100.2%
Written Options	(103,967)	(0.5)
Money Market Deposit Account	78,576	0.4
Liabilities in Excess of Other Assets	(12,761)	(0.1)
	$19,465,663	100.0%

The accompanying notes are an integral part of these financial statements.

268

Innovator U.S. Small Cap Power Buffer ETF - March
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 105.8%(a)
Call Options - 93.7%
iShares Russell 2000 ETF, Expiration: 02/27/2026; Exercise Price: $2.15(b)(c)(d)	$10,502,954	539	$10,300,856
Put Options - 12.1%
iShares Russell 2000 ETF, Expiration: 02/27/2026; Exercise Price: $214.65(b)(c)(d)	10,502,954	539	1,330,473
TOTAL PURCHASED OPTIONS (Cost $11,848,719)			11,631,329
TOTAL INVESTMENTS - 105.8% (Cost $11,848,719)			$11,631,329
Money Market Deposit Account - 0.4%(e)			44,389
Liabilities in Excess of Other Assets - (6.2)%			(677,523)
TOTAL NET ASSETS - 100.0%			$10,998,195

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

269

Innovator U.S. Small Cap Power Buffer ETF - March
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (6.1)%
Call Options - (1.1)%
iShares Russell 2000 ETF, Expiration: 02/27/2026; Exercise Price: $252.32(a)(b)	$(10,502,954)	(539)	$(115,368)
Put Options - (5.0)%
iShares Russell 2000 ETF, Expiration: 02/27/2026; Exercise Price: $182.45(a)(b)	(10,502,954)	(539)	(555,121)
TOTAL WRITTEN OPTIONS (Premiums received $669,520)			$(670,489)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$11,631,329	105.8%
Written Options	(670,489)	(6.1)
Money Market Deposit Account	44,389	0.4
Liabilities in Excess of Other Assets	(7,034)	(0.1)
	$10,998,195	100.0%

The accompanying notes are an integral part of these financial statements.

270

Innovator U.S. Small Cap Power Buffer ETF - May
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 107.0%(a)
Call Options - 98.8%
iShares Russell 2000 ETF, Expiration: 04/30/2026; Exercise Price: $1.95(b)(c)(d)	$1,247,104	64	$1,222,144
Put Options - 8.2%
iShares Russell 2000 ETF, Expiration: 04/30/2026; Exercise Price: $194.86(b)(c)(d)	1,247,104	64	101,376
TOTAL PURCHASED OPTIONS (Cost $1,323,723)			1,323,520
TOTAL INVESTMENTS - 107.0% (Cost $1,323,723)			$1,323,520
Liabilities in Excess of Other Assets - (7.0)%			(86,428)
TOTAL NET ASSETS - 100.0%			$1,237,092

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

271

Innovator U.S. Small Cap Power Buffer ETF - May
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (7.2)%
Call Options - (3.6)%
iShares Russell 2000 ETF, Expiration: 04/30/2026; Exercise Price: $230.95(a)(b)	$(1,247,104)	(64)	$(44,416)
Put Options - (3.6)%
iShares Russell 2000 ETF, Expiration: 04/30/2026; Exercise Price: $165.63(a)(b)	(1,247,104)	(64)	(45,056)
TOTAL WRITTEN OPTIONS (Premiums received $89,267)			$(89,472)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$1,323,520	107.0%
Written Options	(89,472)	(7.2)
Other Assets in Excess of Other Assets	3,044	0.2
	$1,237,092	100.0%

The accompanying notes are an integral part of these financial statements.

272

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - NOVEMBER
Schedule of Investments
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 104.1%(a)
Call Options - 92.2%
iShares Russell 2000 ETF, Expiration: 10/31/2025; Exercise Price: $2.18(b)(c)(d)	$16,329,268	838	$16,053,658
Put Options - 11.9%
iShares Russell 2000 ETF, Expiration: 10/31/2025; Exercise Price: $217.76(b)(c)(d)	16,329,268	838	2,077,570
TOTAL PURCHASED OPTIONS (Cost $20,307,570)			18,131,228
TOTAL INVESTMENTS - 104.1% (Cost $20,307,570)			$18,131,228
Money Market Deposit Account - 0.4%(e)			64,038
Liabilities in Excess of Other Assets - (4.5)%			(789,046)
TOTAL NET ASSETS - 100.0%			$17,406,220

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

273

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - NOVEMBER
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.5)%
Call Options - (0.3)%
iShares Russell 2000 ETF, Expiration: 10/31/2025; Exercise Price: $256.56(a)(b)	$(16,329,268)	(838)	$(46,668)
Put Options - (4.2)%
iShares Russell 2000 ETF, Expiration: 10/31/2025; Exercise Price: $185.10(a)(b)	(16,329,268)	(838)	(730,920)
TOTAL WRITTEN OPTIONS (Premiums received $1,180,819)			$(777,588)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$18,131,228	104.1%
Written Options	(777,588)	(4.5)
Money Market Deposit Account	64,038	0.4
Liabilities in Excess of Other Assets	(11,458)	0.0
	$17,406,220	100.0%

The accompanying notes are an integral part of these financial statements.

274

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - OCTOBER
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 104.1%(a)
Call Options - 91.4%
iShares Russell 2000 ETF, Expiration: 09/30/2025; Exercise Price: $2.21(b)(c)(d)	$95,325,512	4,892	$93,659,590
Put Options - 12.7%
iShares Russell 2000 ETF, Expiration: 09/30/2025; Exercise Price: $220.89(b)(c)(d)	95,325,512	4,892	13,050,731
TOTAL PURCHASED OPTIONS (Cost $113,753,504)			$106,710,321
TOTAL INVESTMENTS - 104.1% (Cost $113,753,504)			$106,710,321
Money Market Deposit Account - 0.3%(e)			324,051
Liabilities in Excess of Other Assets - (4.4)%			(4,532,945)
TOTAL NET ASSETS - 100.0%			$102,501,427

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

275

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - OCTOBER
SCHEDULE OF WRITTEN OPTIONS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.4)%
Call Options - (0.2)%
iShares Russell 2000 ETF, Expiration: 09/30/2025; Exercise Price: $258.22(a)(b)	$(95,325,512)	(4,892)	$(153,756)
Put Options - (4.2)%
iShares Russell 2000 ETF, Expiration: 09/30/2025; Exercise Price: $187.76(a)(b)	(95,325,512)	(4,892)	(4,313,130)
TOTAL WRITTEN OPTIONS (Premiums received $6,170,233)			$(4,466,886)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$106,710,321	104.1%
Written Options	(4,466,886)	(4.4)
Money Market Deposit Account	324,051	0.3
Liabilities in Excess of Other Assets	(66,059)	0.0
	$102,501,427	100.0%

The accompanying notes are an integral part of these financial statements.

276

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - SEPTEMBER
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.3%(a)
Call Options - 91.3%
iShares Russell 2000 ETF, Expiration: 08/29/2025; Exercise Price: $2.20(b)(c)(d)	$11,243,422	577	$11,082,791
Put Options - 12.0%
iShares Russell 2000 ETF, Expiration: 08/29/2025; Exercise Price: $220.08(b)(c)(d)	11,243,422	577	1,451,040
TOTAL PURCHASED OPTIONS (Cost $13,427,165)			12,533,831
TOTAL INVESTMENTS - 103.3% (Cost $13,427,165)			$12,533,831
Money Market Deposit Account - 0.4%(e)			45,398
Liabilities in Excess of Other Assets - (3.7)%			(446,512)
TOTAL NET ASSETS - 100.0%			$12,132,717

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

277

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - SEPTEMBER
SCHEDULE OF WRITTEN OPTIONS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.6)%
Call Options - (0.1)%
iShares Russell 2000 ETF, Expiration: 08/29/2025; Exercise Price: $257.58(a)(b)	$(11,243,422)	(577)	$(11,990)
Put Options - (3.5)%
iShares Russell 2000 ETF, Expiration: 08/29/2025; Exercise Price: $187.07(a)(b)	(11,243,422)	(577)	(426,599)
TOTAL WRITTEN OPTIONS (Premiums received $635,632)			$(438,589)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$12,533,831	103.3%
Written Options	(438,589)	(3.6)
Money Market Deposit Account	45,398	0.4
Liabilities in Excess of Other Assets	(7,923)	(0.1)
	$12,132,717	100.0%

The accompanying notes are an integral part of these financial statements.

278

INNOVATOR UNCAPPED BITCOIN 20 FLOOR ETF - QUARTERLY
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 32.1%(a)
Call Options - 32.1%
Cboe Mini Bitcoin U.S. ETF Index, Expiration: 06/30/2025; Exercise Price: $156.06(b)(c)(d)	$9,828,126	441	$3,020,599
TOTAL PURCHASED OPTIONS (Cost $2,050,298)			3,020,599
		Par
SHORT-TERM INVESTMENTS - 72.8%
U.S. Treasury Bills - 72.8%
4.24%, 06/26/2025(e)		$6,885,300	6,839,964
TOTAL SHORT-TERM INVESTMENTS (Cost $6,840,370)			6,839,964
TOTAL INVESTMENTS - 104.9% (Cost $8,890,668)			$9,860,563
Money Market Deposit Account - 0.0%(f)			4,001
Liabilities in Excess of Other Assets - (4.9)%			(458,856)
TOTAL NET ASSETS - 100.0%			$9,405,708

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown is the annualized effective yield as of April 30, 2025.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

279

INNOVATOR UNCAPPED BITCOIN 20 FLOOR ETF - QUARTERLY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS – (4.8)%
Call Options - (4.8)%
Cboe Mini Bitcoin U.S. ETF Index, Expiration: 06/30/2025; Exercise Price: $195.08(a)(b)	$(2,941,752)	(132)	$(453,151)
TOTAL WRITTEN OPTIONS (Premiums received $278,625)			$(453,151)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2025
(% of Net Assets)

Purchased Options	$3,020,599	32.1%
Written Options	(453,151)	(4.8)
U.S. Treasury Bills	6,839,964	72.8
Money Market Deposit Account	4,001	0.0
Liabilities in Excess of Other Assets	(5,705)	(0.1)
	$9,405,708	100.0%

The accompanying notes are an integral part of these financial statements.

280

INNOVATOR ETFs TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)

	Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly	Innovator 20+ Year Treasury Bond 9 Buffer ETF - July	Innovator Defined Wealth Shield ETF	Innovator Emerging Markets 10 Buffer ETF - Quarterly	Innovator Emerging Markets Power Buffer ETF - April
ASSETS:
Investments, at value	$ 34,908,404	$ 35,277,185	$ 1,426,836,240	$ 6,085,503	$ 75,883,923
Cash - interest bearing deposit account	37,025	72,775	1,769,372	5,088	124,204
Deposit at broker for other investments	200	197	463	199	199
Interest receivable	100	258	5,860	24	374
Receivable for investments sold	—	—	57,104	—	—
Total assets	34,945,729	35,350,415	1,428,669,039	6,090,814	76,008,700
LIABILITIES:
Written option contracts, at value	17,098	270,918	29,331,216	122,885	3,327,815
Payable to adviser	20,650	22,249	768,074	4,280	45,285
Broker Commissions on in-kind transactions payable	2,935	301	35,020	—	406
Payable for investments purchased	—	—	1,179	—	—
Total liabilities	40,683	293,468	30,135,489	127,165	3,373,506
NET ASSETS	$ 34,905,046	$ 35,056,947	$ 1,398,533,550	$ 5,963,649	$ 72,635,194
Net Assets Consists of:
Paid-in capital	$ 42,878,245	$ 40,272,084	$ 1,399,548,395	$ 5,971,596	$ 79,000,844
Total accumulated losses	(7,973,199)	(5,215,137)	(1,014,845)	(7,947)	(6,365,650)
Total net assets	$ 34,905,046	$ 35,056,947	$ 1,398,533,550	$ 5,963,649	$ 72,635,194
Net assets	$ 34,905,046	$ 35,056,947	$ 1,398,533,550	$ 5,963,649	$ 72,635,194
Shares issued and outstanding(a)	1,700,000	1,750,000	44,525,000	225,000	2,750,000
Net asset value per share	$20.53	$20.03	$31.41	$26.51	$26.41
Cost:
Investments, at cost	$ 35,617,785	$ 35,662,929	$ 1,435,738,964	$ 6,108,515	$ 75,633,450
Proceeds:
Written options premium received	$19,916	$553,212	$39,736,467	$154,591	$3,143,026

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

281

INNOVATOR ETFs TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)(Continued)

	Innovator Emerging Markets Power Buffer ETF - January	Innovator Emerging Markets Power Buffer ETF - July	Innovator Emerging Markets Power Buffer ETF - October	Innovator Equity Defined Protection ETF - 1 Yr April	Innovator Equity Defined Protection ETF - 1 Yr August
ASSETS:
Investments, at value	$ 114,561,702	$71,494,114	$ 62,161,056	$ 44,055,718	$ 73,860,372
Cash - interest bearing deposit account	222,950	138,768	136,435	86,319	228,241
Interest receivable	769	474	491	57	804
Deposit at broker for other investments	195	199	199	458	200
Receivable for investments sold	—	—	—	24,878	56,766
Receivable for fund shares sold	—	—	—	612,943	—
Receivable for transaction fee	—	—	—	306	—
Total assets	114,785,616	71,633,555	62,298,181	44,780,679	74,146,383
LIABILITIES:
Written option contracts, at value	4,300,738	353,861	1,146,161	1,887,420	698,637
Payable to adviser	78,958	51,757	49,644	17,075	44,274
Broker Commissions on in-kind transactions payable	4,468	1,330	3,713	1,638	2,946
Payable for investments purchased	—	—	—	581,253	539
Total liabilities	4,384,164	406,948	1,199,518	2,487,386	746,396
NET ASSETS	$ 110,401,452	$ 71,226,607	$ 61,098,663	$ 42,293,293	$ 73,399,987
Net Assets Consists of:
Paid-in capital	$ 115,339,724	$ 78,395,023	$62,119,487	$ 41,791,216	$ 71,298,522
Total distributable earnings/ (accumulated losses)	(4,938,272)	(7,168,416)	(1,020,824)	502,077	2,101,465
Total net assets	$ 110,401,452	$ 71,226,607	$ 61,098,663	$ 42,293,293	$ 73,399,987
Net assets	$ 110,401,452	$ 71,226,607	$ 61,098,663	$ 42,293,293	$ 73,399,987
Shares issued and outstanding(a)	3,650,000	2,825,000	2,300,000	1,725,000	2,975,000
Net asset value per share	$30.25	$25.21	$26.56	$24.52	$24.67
Cost:
Investments, at cost	$111,870,989	$ 71,173,132	$ 64,504,516	$ 42,824,127	$ 72,762,456
Proceeds:
Written options premium received	$4,546,691	$2,282,496	$2,296,881	$1,174,952	$1,658,780

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

282

INNOVATOR ETFs TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)(Continued)

	Innovator Equity Defined Protection ETF - 1 Yr December	Innovator Equity Defined Protection ETF - 1 Yr February	Innovator Equity Defined Protection ETF - 1 Yr January	Innovator Equity Defined Protection ETF - 1 Yr July	Innovator Equity Defined Protection ETF - 1 Yr March
ASSETS:
Investments, at value	$ 168,571,676	$ 136,133,341	$ 54,339,499	$ 113,162,702	$ 106,602,469
Cash - interest bearing deposit account	598,805	333,860	160,647	366,417	278,871
Receivable for investments sold	59,750	—	—	—	—
Interest receivable	1,711	1,227	608	1,172	942
Deposit at broker for other investments	1,118	59,880	230	199	1,319
Total assets	169,233,060	136,528,308	54,500,984	113,530,490	106,883,601
LIABILITIES:
Written option contracts, at value	950,677	1,354,834	761,231	567,263	1,642,437
Payable to adviser	102,844	84,068	34,124	67,123	66,468
Broker Commissions on in-kind transactions payable	4,067	2,303	192	1,015	4,054
Payable for investments purchased	339	—	—	—	—
Interest payable	—	—	344	—	—
Total liabilities	1,057,927	1,441,205	795,891	635,401	1,712,959
NET ASSETS	$ 168,175,133	$ 135,087,103	$ 53,705,093	$ 112,895,089	$ 105,170,642
Net Assets Consists of:
Paid-in capital	$ 168,745,142	$ 135,750,332	$ 53,873,447	$ 110,434,749	$ 105,184,619
Total distributable earnings/ (accumulated losses)	(570,009)	(663,229)	(168,354)	2,460,340	(13,977)
Total net assets	$ 168,175,133	$ 135,087,103	$ 53,705,093	$ 112,895,089	$ 105,170,642
Net assets	$ 168,175,133	$ 135,087,103	$ 53,705,093	$ 112,895,089	$ 105,170,642
Shares issued and outstanding(a)	7,075,000	5,700,000	2,100,000	4,225,000	4,075,000
Net asset value per share	$23.77	$23.70	$25.57	$26.72	$25.81
Cost:
Investments, at cost	$172,111,240	$ 138,999,904	$ 55,759,264	$ 113,337,749	$ 107,432,092
Proceeds:
Written options premium received	$3,804,631	$3,762,395	$2,133,435	$3,141,338	$2,579,369

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

283

INNOVATOR ETFs TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)(Continued)

	Innovator Equity Defined Protection ETF - 1 Yr May	Innovator Equity Defined Protection ETF - 1 Yr November	Innovator Equity Defined Protection ETF - 1 Yr October	Innovator Equity Defined Protection ETF - 1 Yr September	Innovator Equity Defined Protection ETF - 2 Yr to April 2026
ASSETS:
Investments, at value	$ 1,277,848	$ 50,879,365	$ 73,845,217	$ 82,409,972	$ 62,012,226
Receivable for fund shares sold	1,210,500	—	—	—	—
Receivable for investments sold	68,481	—	—	—	—
Receivable for transaction fee	605	—	—	—	—
Interest receivable	—	551	787	826	915
Cash - interest bearing deposit account	—	163,840	255,661	239,004	251,780
Deposit at broker for other investments	—	326	200	200	200
Total assets	2,557,434	51,044,082	74,101,865	82,650,002	62,265,121
LIABILITIES:
Written option contracts, at value	68,530	865,634	853,199	909,773	2,005,142
Payable for investments purchased	1,277,943	—	—	—	—
Payable to adviser	—	29,313	44,429	50,947	39,616
Broker Commissions on in-kind transactions payable	—	189	2,067	1,869	1,555
Total liabilities	1,346,473	895,136	899,695	962,589	2,046,313
NET ASSETS	$ 1,210,961	$ 50,148,946	$ 73,202,170	$ 81,687,413	$ 60,218,808
Net Assets Consists of:
Paid-in capital	$1,211,105	$ 49,679,031	$ 72,496,973	$ 79,905,420	$ 56,855,826
Total distributable earnings/ (accumulated losses)	(144)	469,915	705,197	1,781,993	3,362,982
Total net assets	$ 1,210,961	$ 50,148,946	$ 73,202,170	$ 81,687,413	$ 60,218,808
Net assets	$ 1,210,961	$ 50,148,946	$ 73,202,170	$ 81,687,413	$ 60,218,808
Shares issued and outstanding(a)	50,000	2,000,000	2,900,000	3,275,000	2,300,000
Net asset value per share	$24.22	$25.07	$25.24	$24.94	$26.18
Cost:
Investments, at cost	$ 1,277,943	$ 52,806,699	$ 74,797,633	$ 82,533,389	$ 59,614,166
Proceeds:
Written options premium received	$68,481	$2,056,207	$2,786,810	$2,199,496	$2,242,065

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

284

INNOVATOR ETFs TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)(Continued)

	Innovator Equity Defined Protection ETF - 2 Yr to April 2027	Innovator Equity Defined Protection ETF - 2 Yr to January 2026	Innovator Equity Defined Protection ETF - 2 Yr to January 2027	Innovator Equity Defined Protection ETF - 2 Yr to July 2025	Innovator Equity Defined Protection ETF - 2 Yr to July 2026
ASSETS:
Investments, at value	$ 5,771,913	$ 53,491,919	$ 55,206,851	$ 170,486,160	$ 69,147,755
Cash - interest bearing deposit account	11,611	192,430	198,810	780,750	325,829
Deposit at broker for other investments	62	199	11,447	199	199
Interest receivable	23	699	778	2,700	985
Receivable for investments sold	—	—	—	1,534,067	—
Total assets	5,783,609	53,685,247	55,417,886	172,803,876	69,474,768
LIABILITIES:
Written option contracts, at value	289,421	4,388,135	1,298,083	12,682,800	1,799,390
Payable to adviser	2,177	32,221	34,549	105,352	41,865
Interest payable	659	—	—	—	—
Payable for investments purchased	—	—	—	168,468	—
Payable for capital shares redeemed	—	—	—	1,402,065	—
Broker Commissions on in-kind transactions payable	—	388	376	11,761	795
Total liabilities	292,257	4,420,744	1,333,008	14,370,446	1,842,050
NET ASSETS	$ 5,491,352	$ 49,264,503	$ 54,084,878	$ 158,433,430	$ 67,632,718
Net Assets Consists of:
Paid-in capital	$ 5,429,952	$ 47,666,218	$ 54,190,269	$ 149,143,619	$ 65,522,070
Total distributable earnings/ (accumulated losses)	61,400	1,598,285	(105,391)	9,289,811	2,110,648
Total net assets	$ 5,491,352	$ 49,264,503	$ 54,084,878	$ 158,433,430	$ 67,632,718
Net assets	$ 5,491,352	$ 49,264,503	$ 54,084,878	$ 158,433,430	$ 67,632,718
Shares issued and outstanding(a)	225,000	1,875,000	2,125,000	5,650,000	2,525,000
Net asset value per share	$24.41	$26.27	$25.45	$28.04	$26.79
Cost:
Investments, at cost	$ 5,664,157	$49,473,118	$ 56,650,013	$ 156,434,865	$ 67,796,726
Proceeds:
Written options premium received	$245,891	$1,940,012	$2,697,837	$5,097,933	$2,532,542

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

285

INNOVATOR ETFs TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)(Continued)

	Innovator Equity Defined Protection ETF - 2 Yr to October 2026	Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct	Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul	Innovator Growth Accelerated ETF - Quarterly	Innovator Growth Accelerated Plus ETF - April
ASSETS:
Investments, at value	$ 87,262,562	$ 75,329,185	$ 246,678,442	$ 35,578,236	$ 17,768,431
Cash - interest bearing deposit account	360,134	97,895	470,245	58,023	49,574
Interest receivable	1,189	280	1,622	171	149
Deposit at broker for other investments	200	200	199	200	202
Total assets	87,624,085	75,427,560	247,150,508	35,636,630	17,818,356
LIABILITIES:
Written option contracts, at value	2,746,803	2,509,444	518,830	1,745,025	3,527,893
Payable to adviser	53,955	43,380	160,591	21,851	8,308
Broker Commissions on in-kind transactions payable	—	1,124	7,317	2,085	2,455
Total liabilities	2,800,758	2,553,948	686,738	1,768,961	3,538,656
NET ASSETS	$ 84,823,327	$ 72,873,612	$ 246,463,770	$ 33,867,669	$ 14,279,700
Net Assets Consists of:
Paid-in capital	$ 84,404,463	$ 72,176,927	$ 243,252,840	$ 34,096,810	$ 19,445,921
Total distributable earnings/ (accumulated losses)	418,864	696,685	3,210,930	(229,141)	(5,166,221)
Total net assets	$ 84,823,327	$ 72,873,612	$ 246,463,770	$ 33,867,669	$ 14,279,700
Net assets	$ 84,823,327	$ 72,873,612	$ 246,463,770	$ 33,867,669	$ 14,279,700
Shares issued and outstanding(a)	3,400,000	2,900,000	9,075,000	1,050,000	375,000
Net asset value per share	$24.95	$25.13	$27.16	$32.25	$38.08
Cost:
Investments, at cost	$88,742,811	$ 74,683,932	$ 254,508,020	$ 35,028,582	$ 16,987,686
Proceeds:
Written options premium received	$4,977,195	$2,297,194	$7,560,732	$1,648,656	$2,961,246

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

286

INNOVATOR ETFs TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)(Continued)

	Innovator Growth Accelerated Plus ETF - January	Innovator Growth Accelerated Plus ETF - July	Innovator Growth Accelerated Plus ETF - October	Innovator Growth-100 Power Buffer ETF - April	Innovator Growth-100 Power Buffer ETF - August
ASSETS:
Investments, at value	$ 15,440,739	$ 12,806,058	$ 15,079,462	$ 254,123,161	$ 19,042,225
Cash - interest bearing deposit account	59,083	29,813	57,270	713,538	59,242
Deposit at broker for other investments	200	164	200	198	200
Interest receivable	186	131	179	2,082	229
Total assets	15,500,208	12,836,166	15,137,111	254,838,979	19,101,896
LIABILITIES:
Written option contracts, at value	1,227,803	422,241	1,159,896	18,872,849	299,761
Payable to adviser	8,798	8,198	8,371	125,275	11,111
Broker Commissions on in-kind transactions payable	539	894	202	6,169	750
Total liabilities	1,237,140	431,333	1,168,469	19,004,293	311,622
NET ASSETS	$ 14,263,068	$ 12,404,833	$ 13,968,642	$ 235,834,686	$ 18,790,274
Net Assets Consists of:
Paid-in capital	$ 20,952,705	$ 18,395,426	$ 19,539,851	$ 256,366,207	$18,011,011
Total distributable earnings/ (accumulated losses)	(6,689,637)	(5,990,593)	(5,571,209)	(20,531,521)	779,263
Total net assets	$ 14,263,068	$ 12,404,833	$ 13,968,642	$ 235,834,686	$ 18,790,274
Net assets	$ 14,263,068	$ 12,404,833	$ 13,968,642	$ 235,834,686	$ 18,790,274
Shares issued and outstanding(a)	600,000	400,000	500,000	4,925,000	750,000
Net asset value per share	$23.77	$31.01	$27.94	$47.89	$25.05
Cost:
Investments, at cost	$ 17,955,268	$ 14,534,996	$ 17,070,541	$ 248,766,286	$ 19,235,947
Proceeds:
Written options premium received	$3,027,774	$2,201,613	$2,978,022	$16,673,929	$883,617

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

287

INNOVATOR ETFs TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)(Continued)

	Innovator Growth-100 Power Buffer ETF - December	Innovator Growth-100 Power Buffer ETF - February	Innovator Growth-100 Power Buffer ETF - January	Innovator Growth-100 Power Buffer ETF - July	Innovator Growth-100 Power Buffer ETF - June
ASSETS:
Investments, at value	$ 78,464,583	$ 50,987,051	$ 288,862,788	$ 202,156,953	$ 39,786,462
Cash - interest bearing deposit account	316,485	201,705	900,981	658,875	163,475
Deposit at broker for other investments	219	834	195	198	200
Interest receivable	15	592	3,237	2,313	479
Total assets	78,781,302	51,190,182	289,767,201	202,818,339	39,950,616
LIABILITIES:
Written option contracts, at value	3,386,550	2,772,851	13,892,277	1,696,113	112,115
Payable to adviser	44,266	30,766	179,720	127,941	21,814
Broker Commissions on in-kind transactions payable	883	1,091	13,786	3,664	985
Total liabilities	3,431,699	2,804,708	14,085,783	1,827,718	134,914
NET ASSETS	$ 75,349,603	$ 48,385,474	$ 275,681,418	$ 200,990,621	$ 39,815,702
Net Assets Consists of:
Paid-in capital	$ 77,398,662	$ 50,449,352	$ 293,973,321	$ 234,816,018	$38,160,111
Total distributable earnings/ (accumulated losses)	(2,049,059)	(2,063,878)	(18,291,903)	(33,825,397)	1,655,591
Total net assets	$ 75,349,603	$ 48,385,474	$ 275,681,418	$ 200,990,621	$ 39,815,702
Net assets	$ 75,349,603	$ 48,385,474	$ 275,681,418	$ 200,990,621	$ 39,815,702
Shares issued and outstanding(a)	3,175,000	2,025,000	5,900,000	3,325,000	1,500,000
Net asset value per share	$23.73	$23.89	$46.73	$60.45	$26.54
Cost:
Investments, at cost	$ 81,957,979	$ 53,004,566	$300,768,811	$ 207,240,618	$ 39,675,948
Proceeds:
Written options premium received	$4,969,072	$2,942,727	$16,915,388	$9,395,296	$1,349,605

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

288

INNOVATOR ETFs TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)(Continued)

	Innovator Growth-100 Power Buffer ETF - March	Innovator Growth-100 Power Buffer ETF - May	Innovator Growth-100 Power Buffer ETF - November	Innovator Growth-100 Power Buffer ETF - October	Innovator Growth-100 Power Buffer ETF - September
ASSETS:
Investments, at value	$ 35,073,000	$ 1,319,136	$ 26,697,671	$156,110,395	$ 28,842,302
Receivable for fund shares sold	637,502	1,226,500	—	—	—
Cash - interest bearing deposit account	84,252	—	108,100	470,705	118,240
Deposit at broker for other investments	47,919	—	189	198	200
Receivable for investments sold	39,125	95,643	—	—	—
Interest receivable	385	—	400	1,679	439
Receivable for transaction fee	319	—	—	—	—
Total assets	35,882,502	2,641,279	26,806,360	156,582,977	28,961,181
LIABILITIES:
Written option contracts, at value	2,034,450	95,758	955,046	4,729,599	692,417
Payable for investments purchased	675,536	1,319,248	—	—	—
Payable to adviser	20,299	—	16,286	97,023	18,421
Broker Commissions on in-kind transactions payable	1,935	—	1,507	2,606	2,827
Total liabilities	2,732,220	1,415,006	972,839	4,829,228	713,665
NET ASSETS	$ 33,150,282	$ 1,226,273	$ 25,833,521	$ 151,753,749	$ 28,247,516
Net Assets Consists of:
Paid-in capital	$ 33,432,626	$ 1,226,500	$ 25,909,765	$ 171,108,541	$ 27,284,069
Total distributable earnings/ (accumulated losses)	(282,344)	(227)	(76,244)	(19,354,792)	963,447
Total net assets	$ 33,150,282	$ 1,226,273	$ 25,833,521	$ 151,753,749	$ 28,247,516
Net assets	$ 33,150,282	$ 1,226,273	$ 25,833,521	$ 151,753,749	$ 28,247,516
Shares issued and outstanding(a)	1,300,000	50,000	1,025,000	3,030,000	1,125,000
Net asset value per share	$25.50	$24.53	$25.20	$50.08	$25.11
Cost:
Investments, at cost	$ 35,267,669	$ 1,319,248	$ 27,748,988	$ 160,023,155	$ 29,345,822
Proceeds:
Written options premium received	$1,984,364	$95,643	$1,519,054	$9,122,794	$1,419,754

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

289

INNOVATOR ETFs TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)(Continued)

	Innovator International Developed 10 Buffer ETF - Quarterly	Innovator International Developed Power Buffer ETF - April	Innovator International Developed Power Buffer ETF - August	Innovator International Developed Power Buffer ETF - December	Innovator International Developed Power Buffer ETF - February
ASSETS:
Investments, at value	$ 24,053,864	$ 247,799,703	$ 17,041,783	$ 22,586,974	$ 28,832,068
Cash - interest bearing deposit account	22,980	523,432	40,587	39,487	73,696
Deposit at broker for other investments	197	199	200	199	199
Interest receivable	69	1,676	121	159	236
Total assets	24,077,110	248,325,010	17,082,691	22,626,819	28,906,199
LIABILITIES:
Written option contracts, at value	513,862	9,316,968	140,896	456,397	971,681
Payable to adviser	15,456	151,202	10,818	15,370	18,563
Broker Commissions on in-kind transactions payable	199	213	—	214	1,809
Total liabilities	529,517	9,468,383	151,714	471,981	992,053
NET ASSETS	$ 23,547,593	$ 238,856,627	$ 16,930,977	$ 22,154,838	$ 27,914,146
Net Assets Consists of:
Paid-in capital	$ 22,775,992	$ 233,674,363	$ 16,100,348	$ 20,306,702	$ 26,672,829
Total distributable earnings	771,601	5,182,264	830,629	1,848,136	1,241,317
Total net assets	$ 23,547,593	$ 238,856,627	$ 16,930,977	$ 22,154,838	$ 27,914,146
Net assets	$ 23,547,593	$ 238,856,627	$ 16,930,977	$ 22,154,838	$ 27,914,146
Shares issued and outstanding(a)	875,000	8,475,000	650,000	775,000	1,025,000
Net asset value per share	$26.91	$28.18	$26.05	$28.59	$27.23
Cost:
Investments, at cost	$ 23,597,487	$ 238,787,363	$ 16,561,549	$ 21,517,083	$ 27,822,397
Proceeds:
Written options premium received	$419,051	$7,778,965	$404,226	$513,855	$709,174

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

290

INNOVATOR ETFs TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)(Continued)

	Innovator International Developed Power Buffer ETF - January	Innovator International Developed Power Buffer ETF - July	Innovator International Developed Power Buffer ETF - June	Innovator International Developed Power Buffer ETF - March	Innovator International Developed Power Buffer ETF - May
ASSETS:
Investments, at value	$ 209,682,391	$ 143,923,545	$ 30,077,457	$ 41,523,589	$ 12,557,066
Cash - interest bearing deposit account	461,211	325,523	89,085	116,954	23,111
Interest receivable	1,542	1,114	311	417	89
Deposit at broker for other investments	199	199	200	122	199
Receivable for investments sold	—	—	—	—	12,572,874
Total assets	210,145,343	144,250,381	30,167,053	41,641,082	25,153,339
LIABILITIES:
Written option contracts, at value	6,538,773	471,025	15,922	1,179,512	422,524
Payable to adviser	132,455	98,321	19,899	33,270	7,691
Payable for investments purchased	—	—	—	—	12,558,611
Broker Commissions on in-kind transactions payable	—	1,301	—	4,725	201
Total liabilities	6,671,228	570,647	35,821	1,217,507	12,989,027
NET ASSETS	$203,474,115	$ 143,679,734	$ 30,131,232	$ 40,423,575	$ 12,164,312
Net Assets Consists of:
Paid-in capital	$ 191,285,464	$ 136,375,276	$ 29,226,878	$ 39,292,104	$11,244,289
Total distributable earnings	12,188,651	7,304,458	904,354	1,131,471	920,023
Total net assets	$203,474,115	$ 143,679,734	$ 30,131,232	$ 40,423,575	$ 12,164,312
Net assets	$203,474,115	$ 143,679,734	$ 30,131,232	$ 40,423,575	$ 12,164,312
Shares issued and outstanding(a)	6,250,000	4,800,000	1,150,000	1,500,000	450,000
Net asset value per share	$32.56	$29.93	$26.20	$26.95	$27.03
Cost:
Investments, at cost	$ 194,541,439	$ 137,392,162	$ 29,342,049	$ 40,972,846	$ 12,948,240
Proceeds:
Written options premium received	$5,575,271	$3,306,303	$395,413	$1,148,226	$430,919

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

291

INNOVATOR ETFs TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)(Continued)

	Innovator International Developed Power Buffer ETF - November	Innovator International Developed Power Buffer ETF - October	Innovator International Developed Power Buffer ETF - September	Innovator Nasdaq-100 10 Buffer ETF - Quarterly	Innovator Premium Income 10 Barrier ETF - July
ASSETS:
Investments, at value	$14,115,001	$ 125,446,954	$80,311,307	$ 95,733,016	$ 6,047,696
Cash - interest bearing deposit account	27,671	336,047	203,577	129,594	3,077
Deposit at broker for other investments	202	194	199	197	200
Interest receivable	103	1,170	691	543	13
Total assets	14,142,977	125,784,365	80,515,774	95,863,350	6,050,986
LIABILITIES:
Written option contracts, at value	317,206	1,629,523	893,731	3,491,167	479,474
Payable to adviser	9,211	82,455	46,672	67,991	3,368
Broker Commissions on in-kind transactions payable	—	22,201	18,601	16,892	—
Total liabilities	326,417	1,734,179	959,004	3,576,050	482,842
NET ASSETS	$ 13,816,560	$ 124,050,186	$ 79,556,770	$ 92,287,300	$ 5,568,144
Net Assets Consists of:
Paid-in capital	$ 13,538,827	$ 137,667,756	$ 79,412,894	$ 89,340,137	$ 5,582,238
Total distributable earnings/ (accumulated losses)	277,733	(13,617,570)	143,876	2,947,163	(14,094)
Total net assets	$ 13,816,560	$ 124,050,186	$ 79,556,770	$ 92,287,300	$ 5,568,144
Net assets	$ 13,816,560	$ 124,050,186	$ 79,556,770	$ 92,287,300	$ 5,568,144
Shares issued and outstanding(a)	450,000	3,975,000	2,700,000	3,475,000	225,000
Net asset value per share	$30.70	$31.21	$29.47	$26.56	$24.75
Cost:
Investments, at cost	$ 13,638,522	$ 125,907,460	$ 79,151,936	$ 95,173,043	$ 7,002,093
Proceeds:
Written options premium received	$357,587	$2,441,895	$948,190	$3,636,486	$ 1,384,717

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

292

INNOVATOR ETFs TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)(Continued)

	Innovator Premium Income 10 Barrier ETF - October	Innovator Premium Income 15 Buffer ETF - April	Innovator Premium Income 15 Buffer ETF - January	Innovator Premium Income 15 Buffer ETF - July	Innovator Premium Income 15 Buffer ETF - October
ASSETS:
Investments, at value	$ 6,863,244	$ 5,742,480	$ 13,706,745	$ 2,389,991	$ 19,767,981
Cash - interest bearing deposit account	5,675	26,634	63,086	11,961	102,129
Deposit at broker for other investments	200	—	200	200	200
Interest receivable	19	10	37	22	209
Total assets	6,869,138	5,769,124	13,770,068	2,402,174	19,870,519
LIABILITIES:
Written option contracts, at value	1,633,985	165,454	403,631	10,401	367,291
Payable to adviser	2,730	3,253	8,234	1,537	12,431
Broker Commissions on in-kind transactions payable	878	616	898	—	293
Distributions payable	—	25,141	57,186	11,068	83,859
Total liabilities	1,637,593	194,464	469,949	23,006	463,874
NET ASSETS	$ 5,231,545	$ 5,574,660	$13,300,119	$ 2,379,168	$ 19,406,645
Net Assets Consists of:
Paid-in capital	$ 5,274,505	$ 5,572,862	$ 13,398,858	$ 2,365,685	$ 19,588,805
Total distributable earnings/ (accumulated losses)	(42,960)	1,798	(98,739)	13,483	(182,160)
Total net assets	$ 5,231,545	$ 5,574,660	$13,300,119	$ 2,379,168	$ 19,406,645
Net assets	$ 5,231,545	$ 5,574,660	$13,300,119	$ 2,379,168	$ 19,406,645
Shares issued and outstanding(a)	225,000	225,000	550,000	100,000	825,000
Net asset value per share	$23.25	$24.78	$24.18	$23.79	$23.52
Cost:
Investments, at cost	$ 7,219,348	$ 5,737,679	$ 13,695,529	$ 2,388,705	$ 19,790,245
Proceeds:
Written options premium received	$ 2,012,126	$142,970	$289,763	$40,703	$393,613

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

293

INNOVATOR ETFs TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)(Continued)

	Innovator Premium Income 20 Barrier ETF - April	Innovator Premium Income 20 Barrier ETF - January	Innovator Premium Income 20 Barrier ETF - July	Innovator Premium Income 20 Barrier ETF - October	Innovator Premium Income 30 Barrier ETF - April
ASSETS:
Investments, at value	$ 38,987,189	$ 17,424,589	$ 18,998,826	$ 23,705,445	$ 51,963,178
Cash - interest bearing deposit account	7,663	4,237	79	20,885	15,432
Deposit at broker for other investments	207	203	200	205	208
Interest receivable	45	26	8	75	62
Receivable for investments sold	—	—	1,314,276	—	—
Total assets	38,995,104	17,429,055	20,313,389	23,726,610	51,978,880
LIABILITIES:
Written option contracts, at value	12,238,643	5,388,532	936,726	4,876,700	14,186,942
Payable to adviser	16,548	7,386	12,338	12,241	22,270
Payable for investments purchased	—	—	65,245	—	—
Payable for capital shares redeemed	—	—	1,245,105	—	—
Broker Commissions on in-kind transactions payable	—	—	—	287	1,528
Total liabilities	12,255,191	5,395,918	2,259,414	4,889,228	14,210,740
NET ASSETS	$ 26,739,913	$ 12,033,137	$ 18,053,975	$ 18,837,382	$ 37,768,140
Net Assets Consists of:
Paid-in capital	$ 27,090,171	$ 12,230,731	$ 17,880,551	$ 19,136,957	$ 37,998,635
Total distributable earnings/ (accumulated losses)	(350,258)	(197,594)	173,424	(299,575)	(230,495)
Total net assets	$ 26,739,913	$ 12,033,137	$ 18,053,975	$ 18,837,382	$ 37,768,140
Net assets	$ 26,739,913	$ 12,033,137	$ 18,053,975	$ 18,837,382	$ 37,768,140
Shares issued and outstanding(a)	1,100,000	500,000	725,000	800,000	1,550,000
Net asset value per share	$24.31	$24.07	$24.90	$23.55	$24.37
Cost:
Investments, at cost	$ 36,604,742	$ 17,012,378	$ 21,838,486	$ 24,975,799	$ 50,384,057
Proceeds:
Written options premium received	$9,595,381	$4,813,916	$3,968,299	$5,901,899	$ 12,409,758

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

294

INNOVATOR ETFs TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)(Continued)

	Innovator Premium Income 30 Barrier ETF - January	Innovator Premium Income 30 Barrier ETF - July	Innovator Premium Income 30 Barrier ETF - October	Innovator Premium Income 40 Barrier ETF - July	Innovator Premium Income 40 Barrier ETF - October
ASSETS:
Investments, at value	$ 23,489,377	$ 20,657,826	$ 23,092,812	$ 7,670,981	$ 17,505,207
Cash - interest bearing deposit account	10,393	2,755	26,417	89	20,021
Deposit at broker for other investments	200	200	200	200	203
Interest receivable	39	13	82	3	61
Total assets	23,500,009	20,660,794	23,119,511	7,671,273	17,525,492
LIABILITIES:
Written option contracts, at value	5,854,251	683,114	3,497,170	184,489	2,022,886
Payable to adviser	11,062	13,236	13,574	4,825	8,008
Broker Commissions on in-kind transactions payable	906	617	574	—	4,145
Total liabilities	5,866,219	696,967	3,511,318	189,314	2,035,039
NET ASSETS	$ 17,633,790	$ 19,963,827	$ 19,608,193	$ 7,481,959	$ 15,490,453
Net Assets Consists of:
Paid-in capital	$ 17,945,479	$ 19,816,652	$ 19,786,463	$ 7,446,291	$ 15,480,096
Total distributable earnings/ (accumulated losses)	(311,689)	147,175	(178,270)	35,668	10,357
Total net assets	$ 17,633,790	$ 19,963,827	$ 19,608,193	$ 7,481,959	$ 15,490,453
Net assets	$ 17,633,790	$ 19,963,827	$ 19,608,193	$ 7,481,959	$ 15,490,453
Shares issued and outstanding(a)	725,000	800,000	825,000	300,000	650,000
Net asset value per share	$24.32	$24.95	$23.77	$24.94	$23.83
Cost:
Investments, at cost	$ 22,284,368	$ 23,280,506	$ 24,639,278	$ 8,570,635	$ 18,536,452
Proceeds:
Written options premium received	$4,456,411	$3,515,488	$4,968,072	$ 1,007,663	$2,976,464

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

295

INNOVATOR ETFs TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)(Continued)

	Innovator Premium Income 9 Buffer ETF - July	Innovator Premium Income 9 Buffer ETF - October	Innovator U.S. Equity 10 Buffer ETF - Quarterly	Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly	Innovator U.S. Equity Accelerated 9 Buffer ETF - April
ASSETS:
Investments, at value	$ 1,196,491	$ 13,234,910	$ 441,470,988	$ 134,539,940	$ 270,452,972
Cash - interest bearing deposit account	6,622	79,445	578,546	184,385	832,555
Deposit at broker for other investments	200	198	197	199	199
Interest receivable	11	156	1,877	557	2,602
Total assets	1,203,324	13,314,709	442,051,608	134,725,081	271,288,328
LIABILITIES:
Written option contracts, at value	10,945	401,661	10,087,167	1,483,086	34,070,835
Distributions payable	6,296	66,072	—	—	—
Payable to adviser	763	8,593	238,605	73,296	159,828
Broker Commissions on in-kind transactions payable	—	574	24,911	2,809	92,684
Total liabilities	18,004	476,900	10,350,683	1,559,191	34,323,347
NET ASSETS	$ 1,185,320	$ 12,837,809	$ 431,700,925	$ 133,165,890	$ 236,964,981
Net Assets Consists of:
Paid-in capital	$ 1,181,491	$ 13,078,586	$ 435,836,862	$ 139,316,309	$ 219,533,370
Total distributable earnings/ (accumulated losses)	3,829	(240,777)	(4,135,937)	(6,150,419)	17,431,611
Total net assets	$ 1,185,320	$ 12,837,809	$ 431,700,925	$ 133,165,890	$ 236,964,981
Net assets	$ 1,185,320	$ 12,837,809	$ 431,700,925	$ 133,165,890	$ 236,964,981
Shares issued and outstanding(a)	50,000	550,000	14,525,000	4,350,000	6,825,000
Net asset value per share	$23.71	$23.34	$29.72	$30.61	$34.72
Cost:
Investments, at cost	$ 1,195,610	$ 13,250,619	$ 443,782,644	$ 135,281,764	$ 272,106,851
Proceeds:
Written options premium received	$26,368	$379,856	$12,575,070	$2,114,928	$22,846,502

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

296

INNOVATOR ETFs TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)(Continued)

	Innovator U.S. Equity Accelerated 9 Buffer ETF - January	Innovator U.S. Equity Accelerated 9 Buffer ETF - July	Innovator U.S. Equity Accelerated 9 Buffer ETF - October	Innovator U.S. Equity Accelerated ETF - July	Innovator U.S. Equity Accelerated ETF - October
ASSETS:
Investments, at value	$ 100,993,583	$110,915,036	$ 206,293,832	$ 4,247,252	$2,959,367
Cash - interest bearing deposit account	413,615	355,125	555,150	25,863	3,473
Interest receivable	1,623	1,331	1,031	97	52
Deposit at broker for other investments	199	199	199	200	200
Total assets	101,409,020	111,271,691	206,850,212	4,273,412	2,963,092
LIABILITIES:
Written option contracts, at value	7,885,546	3,975,975	11,925,556	65,249	56,810
Payable to adviser	85,254	83,132	61,026	2,614	2,646
Broker Commissions on in-kind transactions payable	81,119	23,151	9,885	1,032	649
Total liabilities	8,051,919	4,082,258	11,996,467	68,895	60,105
NET ASSETS	$93,357,101	$ 107,189,433	$ 194,853,745	$ 4,204,517	$2,902,987
Net Assets Consists of:
Paid-in capital	$ 106,828,453	$ 105,895,836	$ 210,205,287	$ 3,692,898	$9,068,063
Total distributable earnings/ (accumulated losses)	(13,471,352)	1,293,597	(15,351,542)	511,619	(6,165,076)
Total net assets	$93,357,101	$ 107,189,433	$ 194,853,745	$ 4,204,517	$2,902,987
Net assets	$93,357,101	$ 107,189,433	$ 194,853,745	$ 4,204,517	$2,902,987
Shares issued and outstanding(a)	3,325,000	3,175,000	6,575,000	125,000	100,000
Net asset value per share	$28.08	$33.76	$29.64	$33.64	$29.03
Cost:
Investments, at cost	$ 104,442,794	$120,588,111	$ 210,804,763	$ 4,278,634	$3,172,094
Proceeds:
Written options premium received	$6,370,915	$11,655,046	$15,285,207	$285,789	$218,976

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

297

INNOVATOR ETFs TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)(Continued)

	Innovator U.S. Equity Accelerated ETF - Quarterly	Innovator U.S. Equity Accelerated Plus ETF - April	Innovator U.S. Equity Accelerated Plus ETF - January	Innovator U.S. Equity Accelerated Plus ETF - July	Innovator U.S. Equity Accelerated Plus ETF - October
ASSETS:
Investments, at value	$ 53,071,542	$ 31,788,042	$ 17,713,376	$ 15,628,480	$ 14,142,913
Cash - interest bearing deposit account	35,084	70,880	39,601	30,189	29,464
Deposit at broker for other investments	200	199	200	200	200
Interest receivable	187	218	152	118	205
Total assets	53,107,013	31,859,339	17,753,329	15,658,987	14,172,782
LIABILITIES:
Written option contracts, at value	1,279,505	4,529,046	1,164,641	824,850	743,780
Payable to adviser	33,397	14,343	10,362	8,349	8,371
Broker Commissions on in-kind transactions payable	2,039	1,835	409	474	617
Total liabilities	1,314,941	4,545,224	1,175,412	833,673	752,768
NET ASSETS	$ 51,792,072	$27,314,115	$ 16,577,917	$ 14,825,314	$ 13,420,014
Net Assets Consists of:
Paid-in capital	$ 53,081,373	$ 26,537,435	$ 19,086,559	$ 16,482,079	$ 15,858,436
Total distributable earnings/ (accumulated losses)	(1,289,301)	776,680	(2,508,642)	(1,656,765)	(2,438,422)
Total net assets	$ 51,792,072	$27,314,115	$ 16,577,917	$ 14,825,314	$ 13,420,014
Net assets	$ 51,792,072	$27,314,115	$ 16,577,917	$ 14,825,314	$ 13,420,014
Shares issued and outstanding(a)	1,500,000	775,000	625,000	450,000	475,000
Net asset value per share	$34.53	$35.24	$26.52	$32.95	$28.25
Cost:
Investments, at cost	$ 54,061,607	$ 30,188,014	$ 19,718,065	$ 16,384,678	$ 15,699,878
Proceeds:
Written options premium received	$1,943,781	$3,660,829	$2,509,244	$1,850,953	$1,969,079

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

298

INNOVATOR ETFs TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)(Continued)

	Innovator U.S. Equity Buffer ETF - April	Innovator U.S. Equity Buffer ETF - August	Innovator U.S. Equity Buffer ETF - December	Innovator U.S. Equity Buffer ETF - February	Innovator U.S. Equity Buffer ETF - January
ASSETS:
Investments, at value	$ 384,613,125	$ 155,899,859	$ 200,433,538	$ 196,784,671	$ 302,764,712
Cash - interest bearing deposit account	1,220,474	514,328	738,603	584,212	959,969
Receivable for fund shares sold	1,054,023	—	—	—	—
Receivable for investments sold	59,937	—	—	—	—
Interest receivable	3,249	1,886	2,587	2,127	3,249
Receivable for transaction fee	527	—	—	—	—
Deposit at broker for other investments	—	199	197	16,371	57
Total assets	386,951,335	156,416,272	201,174,925	197,387,381	303,727,987
LIABILITIES:
Written option contracts, at value	20,903,103	2,530,784	9,763,654	10,756,622	14,064,900
Payable for investments purchased	1,104,457	—	—	—	—
Payable to adviser	193,293	105,104	124,254	118,695	184,830
Due to broker	48,297	—	—	—	—
Broker Commissions on in-kind transactions payable	10,312	51,145	34,451	3,502	1,311
Total liabilities	22,259,462	2,687,033	9,922,359	10,878,819	14,251,041
NET ASSETS	$ 364,691,873	$ 153,729,239	$ 191,252,566	$ 186,508,562	$ 289,476,946
Net Assets Consists of:
Paid-in capital	$ 368,992,482	$ 167,906,184	$ 190,054,103	$ 184,798,271	$ 284,189,385
Total distributable earnings/ (accumulated losses)	(4,300,609)	(14,176,945)	1,198,463	1,710,291	5,287,561
Total net assets	$ 364,691,873	$ 153,729,239	$ 191,252,566	$ 186,508,562	$ 289,476,946
Net assets	$ 364,691,873	$ 153,729,239	$ 191,252,566	$ 186,508,562	$ 289,476,946
Shares issued and outstanding(a)	8,650,000	3,650,000	4,600,000	4,525,000	6,250,000
Net asset value per share	$42.16	$42.12	$41.58	$41.22	$46.32
Cost:
Investments, at cost	$ 379,094,213	$ 159,543,338	$ 208,902,581	$ 204,399,910	$ 310,809,987
Proceeds:
Written options premium received	$21,709,325	$4,259,819	$6,103,608	$7,646,098	$12,053,038

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

299

INNOVATOR ETFs TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)(Continued)

	Innovator U.S. Equity Buffer ETF - July	Innovator U.S. Equity Buffer ETF - June	Innovator U.S. Equity Buffer ETF - March	Innovator U.S. Equity Buffer ETF - May	Innovator U.S. Equity Buffer ETF - November
ASSETS:
Investments, at value	$ 246,001,868	$ 133,425,091	$ 192,020,069	$ 126,593,363	$ 154,962,686
Cash - interest bearing deposit account	758,103	398,137	579,714	347,967	511,631
Interest receivable	2,632	1,394	2,045	1,249	1,685
Deposit at broker for other investments	198	199	—	—	199
Receivable for investments sold	—	—	—	126,635,126	—
Total assets	246,762,801	133,824,821	192,601,828	253,577,705	155,476,201
LIABILITIES:
Written option contracts, at value	2,278,782	361,477	10,430,271	7,016,380	5,283,345
Payable to adviser	151,524	81,559	115,929	78,897	95,791
Broker Commissions on in-kind transactions payable	5,115	1,201	1,326	3,457	1,383
Payable for investments purchased	—	—	—	126,602,749	—
Due to broker	—	—	38	768	—
Total liabilities	2,435,421	444,237	10,547,564	133,702,251	5,380,519
NET ASSETS	$ 244,327,380	$ 133,380,584	$ 182,054,264	$119,875,454	$ 150,095,682
Net Assets Consists of:
Paid-in capital	$247,811,219	$ 128,252,045	$ 168,674,852	$112,752,477	$ 182,156,602
Total distributable earnings/ (accumulated losses)	(3,483,839)	5,128,539	13,379,412	7,122,977	(32,060,920)
Total net assets	$ 244,327,380	$ 133,380,584	$ 182,054,264	$119,875,454	$ 150,095,682
Net assets	$ 244,327,380	$ 133,380,584	$ 182,054,264	$119,875,454	$ 150,095,682
Shares issued and outstanding(a)	5,700,000	3,325,000	4,025,000	3,050,000	3,950,000
Net asset value per share	$42.86	$40.11	$45.23	$39.30	$38.00
Cost:
Investments, at cost	$ 244,658,109	$ 131,250,703	$ 197,564,718	$ 131,358,099	$ 158,766,243
Proceeds:
Written options premium received	$7,120,684	$3,768,804	$8,159,508	$7,154,161	$6,433,622

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

300

INNOVATOR ETFs TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)(Continued)

	Innovator U.S. Equity Buffer ETF - October	Innovator U.S. Equity Buffer ETF - September	Innovator U.S. Equity Power Buffer ETF - April	Innovator U.S. Equity Power Buffer ETF - August	Innovator U.S. Equity Power Buffer ETF - December
ASSETS:
Investments, at value	$ 239,344,741	$161,293,110	$ 813,066,488	$ 760,585,248	$ 1,009,691,676
Cash - interest bearing deposit account	825,114	513,023	2,352,347	2,266,242	3,157,710
Interest receivable	2,954	1,752	7,744	7,716	10,973
Deposit at broker for other investments	198	199	2,137	196	200
Receivable for investments sold	—	4,255,135	194,989	10,035	1,971,348
Receivable for fund shares sold	—	—	3,542,800	942,435	—
Receivable for transaction fee	—	—	443	471	—
Total assets	240,173,007	166,063,219	819,166,948	763,812,343	1,014,831,907
LIABILITIES:
Written option contracts, at value	7,590,398	3,870,900	42,635,424	8,463,744	32,384,232
Payable to adviser	158,440	101,966	469,849	468,441	630,220
Broker Commissions on in-kind transactions payable	45,281	2,494	11,261	22,217	12,241
Payable for investments purchased	—	102,130	3,720,146	908,781	63,233
Payable for capital shares redeemed	—	4,153,480	—	—	1,875,345
Total liabilities	7,794,119	8,230,970	46,836,680	9,863,183	34,965,271
NET ASSETS	$ 232,378,888	$ 157,832,249	$ 772,330,268	$ 753,949,160	$979,866,636
Net Assets Consists of:
Paid-in capital	$ 276,622,481	$ 165,265,712	$ 837,551,652	$ 777,572,007	$960,738,290
Total distributable earnings/ (accumulated losses)	(44,243,593)	(7,433,463)	(65,221,384)	(23,622,847)	19,128,346
Total net assets	$ 232,378,888	$ 157,832,249	$ 772,330,268	$ 753,949,160	$979,866,636
Net assets	$ 232,378,888	$ 157,832,249	$ 772,330,268	$ 753,949,160	$979,866,636
Shares issued and outstanding(a)	5,550,000	3,800,000	21,800,000	20,000,000	26,125,000
Net asset value per share	$41.87	$41.53	$35.43	$37.70	$37.51
Cost:
Investments, at cost	$ 244,544,936	$ 163,256,587	$ 810,227,337	$ 757,998,460	$ 1,047,332,391
Proceeds:
Written options premium received	$8,546,644	$5,766,567	$37,477,922	$25,605,268	$36,997,156

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

301

INNOVATOR ETFs TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)(Continued)

	Innovator U.S. Equity Power Buffer ETF - February	Innovator U.S. Equity Power Buffer ETF - January	Innovator U.S. Equity Power Buffer ETF - July	Innovator U.S. Equity Power Buffer ETF - June	Innovator U.S. Equity Power Buffer ETF - March
ASSETS:
Investments, at value	$ 857,545,003	$ 1,240,232,176	$ 853,108,260	$ 576,963,808	$ 612,135,972
Cash - interest bearing deposit account	2,647,681	3,782,591	2,582,185	1,821,543	1,866,911
Cash	57,419	—	—	—	—
Interest receivable	9,196	12,988	8,878	6,230	6,415
Deposit at broker for other investments	2,797	—	196	198	—
Receivable for investments sold	—	3,242,354	—	—	—
Total assets	860,262,096	1,247,270,109	855,699,519	578,791,779	614,009,298
LIABILITIES:
Written option contracts, at value	34,154,318	42,370,532	4,537,562	1,301,228	25,745,480
Payable to adviser	529,182	760,266	539,617	373,258	374,461
Broker Commissions on in-kind transactions payable	12,989	9,877	11,588	27,992	6,884
Payable for investments purchased	—	110,774	—	—	—
Payable for capital shares redeemed	—	3,100,463	—	—	—
Due to broker	—	4,668	—	—	34
Total liabilities	34,696,489	46,356,580	5,088,767	1,702,478	26,126,859
NET ASSETS	$ 825,565,607	$ 1,200,913,529	$ 850,610,752	$ 577,089,301	$ 587,882,439
Net Assets Consists of:
Paid-in capital	$ 815,698,498	$ 1,170,569,450	$ 879,538,256	$ 545,638,300	$ 566,630,169
Total distributable earnings/ (accumulated losses)	9,867,109	30,344,079	(28,927,504)	31,451,001	21,252,270
Total net assets	$ 825,565,607	$ 1,200,913,529	$ 850,610,752	$ 577,089,301	$ 587,882,439
Net assets	$ 825,565,607	$ 1,200,913,529	$ 850,610,752	$ 577,089,301	$ 587,882,439
Shares issued and outstanding(a)	23,125,000	29,050,000	21,250,000	15,700,000	14,800,000
Net asset value per share	$35.70	$41.34	$40.03	$36.76	$39.72
Cost:
Investments, at cost	$ 888,877,697	$ 1,273,129,333	$ 847,790,131	$ 565,295,654	$ 628,834,016
Proceeds:
Written options premium received	$33,429,932	$49,581,949	$25,664,705	$15,645,670	$25,522,203

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

302

INNOVATOR ETFs TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)(Continued)

	Innovator U.S. Equity Power Buffer ETF - May	Innovator U.S. Equity Power Buffer ETF - November	Innovator U.S. Equity Power Buffer ETF - October	Innovator U.S. Equity Power Buffer ETF - September	Innovator U.S. Equity Ultra Buffer ETF - April
ASSETS:
Investments, at value	$513,353,928	$670,838,802	$803,861,038	$ 695,774,200	$153,211,697
Receivable for investments sold	513,584,276	2,843,023	—	57,496	—
Cash - interest bearing deposit account	1,304,953	2,092,559	2,505,005	2,103,783	431,695
Interest receivable	4,762	7,554	8,712	7,435	1,398
Deposit at broker for other investments	132	201	196	197	1,998
Total assets	1,028,248,051	675,782,139	806,374,951	697,943,111	153,646,788
LIABILITIES:
Written option contracts, at value	28,451,920	17,366,124	17,752,642	11,579,700	5,236,908
Payable for investments purchased	513,391,989	73,603	—	962	—
Payable to adviser	307,975	439,194	503,931	442,795	87,375
Broker Commissions on in-kind transactions payable	7,580	29,933	9,518	18,897	4,906
Payable for capital shares redeemed	—	2,783,670	—	—	—
Total liabilities	542,159,464	20,692,524	18,266,091	12,042,354	5,329,189
NET ASSETS	$486,088,587	$655,089,615	$788,108,860	$ 685,900,757	$ 148,317,599
Net Assets Consists of:
Paid-in capital	$449,367,307	$879,542,082	$916,012,397	$ 744,153,553	$ 156,148,089
Total distributable earnings/ (accumulated losses)	36,721,280	(224,452,467)	(127,903,537)	(58,252,796)	(7,830,490)
Total net assets	$486,088,587	$655,089,615	$788,108,860	$ 685,900,757	$ 148,317,599
Net assets	$486,088,587	$655,089,615	$788,108,860	$ 685,900,757	$ 148,317,599
Shares issued and outstanding(a)	13,575,000	17,650,000	20,300,000	17,900,000	4,975,000
Net asset value per share	$35.81	$37.12	$38.82	$38.32	$29.81
Cost:
Investments, at cost	$533,171,162	$682,769,598	$820,352,052	$ 703,607,032	$ 152,282,477
Proceeds:
Written options premium received	$28,498,448	$28,507,599	$32,841,017	$24,595,809	$4,772,856

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

303

INNOVATOR ETFs TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)(Continued)

	Innovator U.S. Equity Ultra Buffer ETF - August	Innovator U.S. Equity Ultra Buffer ETF - December	Innovator U.S. Equity Ultra Buffer ETF - February	Innovator U.S. Equity Ultra Buffer ETF - January	Innovator U.S. Equity Ultra Buffer ETF - July
ASSETS:
Investments, at value	$ 145,946,951	$ 401,309,194	$ 245,350,686	$ 250,497,639	$ 135,515,386
Cash - interest bearing deposit account	444,102	1,470,186	818,666	775,166	427,080
Interest receivable	1,568	4,617	2,537	2,638	1,382
Deposit at broker for other investments	198	198	198	120	199
Receivable for investments sold	—	8,178	—	—	—
Receivable for fund shares sold	—	855,622	—	—	—
Receivable for transaction fee	—	428	—	—	—
Total assets	146,392,819	403,648,423	246,172,087	251,275,563	135,944,047
LIABILITIES:
Written option contracts, at value	613,923	3,787,300	3,461,052	3,492,919	239,364
Payable to adviser	92,986	240,680	142,973	154,543	82,386
Broker Commissions on in-kind transactions payable	4,441	25,792	16,374	2,764	1,003
Payable for investments purchased	—	874,257	—	—	—
Total liabilities	711,350	4,928,029	3,620,399	3,650,226	322,753
NET ASSETS	$ 145,681,469	$ 398,720,394	$ 242,551,688	$ 247,625,337	$ 135,621,294
Net Assets Consists of:
Paid-in capital	$ 159,006,518	$ 402,137,904	$ 245,478,722	$ 267,617,330	$ 135,328,393
Total distributable earnings/ (accumulated losses)	(13,325,049)	(3,417,510)	(2,927,034)	(19,991,993)	292,901
Total net assets	$ 145,681,469	$ 398,720,394	$ 242,551,688	$ 247,625,337	$ 135,621,294
Net assets	$ 145,681,469	$ 398,720,394	$ 242,551,688	$ 247,625,337	$ 135,621,294
Shares issued and outstanding(a)	4,225,000	11,650,000	7,500,000	6,500,000	4,075,000
Net asset value per share	$34.48	$34.22	$32.34	$38.10	$33.28
Cost:
Investments, at cost	$ 147,812,428	$ 409,738,055	$ 250,917,378	$ 259,373,394	$ 135,517,853
Proceeds:
Written options premium received	$2,808,623	$6,648,016	$5,596,367	$7,205,441	$2,379,692

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

304

INNOVATOR ETFs TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)(Continued)

	Innovator U.S. Equity Ultra Buffer ETF - June	Innovator U.S. Equity Ultra Buffer ETF - March	Innovator U.S. Equity Ultra Buffer ETF - May	Innovator U.S. Equity Ultra Buffer ETF - November	Innovator U.S. Equity Ultra Buffer ETF - October
ASSETS:
Investments, at value	$ 62,304,267	$ 129,912,530	$ 46,817,412	$ 140,407,724	$ 207,666,586
Cash - interest bearing deposit account	181,611	397,828	125,213	465,174	656,090
Interest receivable	685	1,313	499	1,480	2,305
Deposit at broker for other investments	199	92	273	199	199
Receivable for investments sold	—	—	46,875,185	—	—
Total assets	62,486,762	130,311,763	93,818,582	140,874,577	208,325,180
LIABILITIES:
Written option contracts, at value	57,731	2,312,198	1,927,208	1,720,085	1,746,872
Payable to adviser	39,543	75,987	29,231	83,440	129,401
Broker Commissions on in-kind transactions payable	1,002	1,320	1,012	2,696	1,748
Payable for investments purchased	—	—	46,820,936	—	—
Total liabilities	98,276	2,389,505	48,778,387	1,806,221	1,878,021
NET ASSETS	$ 62,388,486	$ 127,922,258	$ 45,040,195	$ 139,068,356	$ 206,447,159
Net Assets Consists of:
Paid-in capital	$ 60,397,605	$ 124,260,307	$ 42,388,548	$ 152,336,202	$ 223,558,485
Total distributable earnings/ (accumulated losses)	1,990,881	3,661,951	2,651,647	(13,267,846)	(17,111,326)
Total net assets	$ 62,388,486	$ 127,922,258	$ 45,040,195	$ 139,068,356	$ 206,447,159
Net assets	$ 62,388,486	$ 127,922,258	$ 45,040,195	$ 139,068,356	$ 206,447,159
Shares issued and outstanding(a)	1,900,000	3,600,000	1,350,000	4,100,000	5,975,000
Net asset value per share	$32.84	$35.53	$33.36	$33.92	$34.55
Cost:
Investments, at cost	$ 60,945,937	$ 132,177,602	$ 48,126,788	$ 143,713,083	$ 212,975,143
Proceeds:
Written options premium received	$1,211,208	$3,394,762	$1,930,741	$4,553,035	$6,063,488

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

305

INNOVATOR ETFs TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)(Continued)

	Innovator U.S. Equity Ultra Buffer ETF - September	Innovator U.S. Small Cap 10 Buffer ETF - Quarterly	Innovator U.S. Small Cap Power Buffer ETF - April	Innovator U.S. Small Cap Power Buffer ETF - August	Innovator U.S. Small Cap Power Buffer ETF - December
ASSETS:
Investments, at value	$ 130,803,108	$ 44,597,104	$ 196,097,082	$95,649,537	$ 51,848,442
Cash - interest bearing deposit account	447,091	46,899	563,709	358,457	199,363
Interest receivable	1,516	170	1,842	1,229	724
Deposit at broker for other investments	199	199	197	198	200
Total assets	131,251,914	44,644,372	196,662,830	96,009,421	52,048,729
LIABILITIES:
Written option contracts, at value	844,911	1,161,843	11,787,717	3,261,289	4,008,094
Payable to adviser	82,464	27,153	109,854	59,492	33,168
Broker Commissions on in-kind transactions payable	1,548	774	21,356	4,055	5,425
Total liabilities	928,923	1,189,770	11,918,927	3,324,836	4,046,687
NET ASSETS	$ 130,322,991	$ 43,454,602	$ 184,743,903	$92,684,585	$ 48,002,042
Net Assets Consists of:
Paid-in capital	$ 139,212,201	$ 43,243,405	$ 191,748,988	$ 100,512,419	$ 54,130,797
Total distributable earnings/ (accumulated losses)	(8,889,210)	211,197	(7,005,085)	(7,827,834)	(6,128,755)
Total net assets	$ 130,322,991	$ 43,454,602	$ 184,743,903	$92,684,585	$ 48,002,042
Net assets	$ 130,322,991	$ 43,454,602	$ 184,743,903	$92,684,585	$ 48,002,042
Shares issued and outstanding(a)	3,800,000	1,675,000	6,050,000	3,900,000	2,125,000
Net asset value per share	$34.30	$25.94	$30.54	$23.77	$22.59
Cost:
Investments, at cost	$ 134,259,599	$ 45,192,227	$ 197,395,448	$ 106,314,220	$ 55,641,716
Proceeds:
Written options premium received	$3,007,348	$1,777,295	$11,671,666	$3,326,698	$2,448,151

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

306

INNOVATOR ETFs TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)(Continued)

	Innovator U.S. Small Cap Power Buffer ETF - February	Innovator U.S. Small Cap Power Buffer ETF - January	Innovator U.S. Small Cap Power Buffer ETF - July	Innovator U.S. Small Cap Power Buffer ETF - June	Innovator U.S. Small Cap Power Buffer ETF - March
ASSETS:
Investments, at value	$ 25,578,835	$ 314,320,072	$112,667,793	$ 19,503,815	$11,631,329
Cash - interest bearing deposit account	82,450	927,164	355,567	78,576	44,389
Interest receivable	294	3,298	1,337	234	112
Receivable for investments sold	—	21,909	—	—	—
Deposit at broker for other investments	—	196	197	200	—
Total assets	25,661,579	315,272,639	113,024,894	19,582,825	11,675,830
LIABILITIES:
Written option contracts, at value	1,639,135	17,485,336	1,154,421	103,967	670,489
Payable to adviser	15,623	194,573	81,090	12,042	6,781
Broker Commissions on in-kind transactions payable	177	4,206	15,402	1,153	362
Due to broker	2	—	—	—	3
Payable for investments purchased	—	1,222	—	—	—
Total liabilities	1,654,937	17,685,337	1,250,913	117,162	677,635
NET ASSETS	$ 24,006,642	$ 297,587,302	$111,773,981	$ 19,465,663	$ 10,998,195
Net Assets Consists of:
Paid-in capital	$25,811,323	$ 303,574,418	$ 120,594,474	$ 19,626,693	$11,231,971
Total accumulated losses	(1,804,681)	(5,987,116)	(8,820,493)	(161,030)	(233,776)
Total net assets	$ 24,006,642	$ 297,587,302	$111,773,981	$ 19,465,663	$ 10,998,195
Net assets	$ 24,006,642	$ 297,587,302	$111,773,981	$ 19,465,663	$ 10,998,195
Shares issued and outstanding(a)	1,025,000	8,425,000	4,050,000	775,000	450,000
Net asset value per share	$23.42	$35.32	$27.60	$25.12	$24.44
Cost:
Investments, at cost	$ 27,072,823	$ 332,458,582	$117,651,466	$ 20,120,208	$11,848,719
Proceeds:
Written options premium received	$1,340,054	$18,713,866	$4,771,673	$483,332	$669,520

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

307

INNOVATOR ETFs TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)(Continued)

	Innovator U.S. Small Cap Power Buffer ETF - May	Innovator U.S. Small Cap Power Buffer ETF - November	Innovator U.S. Small Cap Power Buffer ETF - October	Innovator U.S. Small Cap Power Buffer ETF - September	Innovator Uncapped Bitcoin 20 Floor ETF - Quarterly
ASSETS:
Investments, at value	$ 1,323,520	$ 18,131,228	$ 106,710,321	$ 12,533,831	$ 9,860,563
Receivable for fund shares sold	1,237,500	—	—	—	—
Receivable for investments sold	89,267	—	—	—	—
Interest receivable	—	240	1,109	172	19
Cash - interest bearing deposit account	—	64,038	324,051	45,398	4,001
Deposit at broker for other investments	—	200	198	200	—
Total assets	2,650,287	18,195,706	107,035,679	12,579,601	9,864,583
LIABILITIES:
Written option contracts, at value	89,472	777,588	4,466,886	438,589	453,151
Payable for investments purchased	1,323,723	—	—	—	—
Payable to adviser	—	11,541	66,072	7,736	5,724
Broker Commissions on in-kind transactions payable	—	357	1,294	559	—
Total liabilities	1,413,195	789,486	4,534,252	446,884	458,875
NET ASSETS	$ 1,237,092	$ 17,406,220	$ 102,501,427	$ 12,132,717	$ 9,405,708
Net Assets Consists of:
Paid-in capital	$ 1,237,500	$ 18,886,273	$118,692,323	$ 12,383,769	$ 9,555,600
Total accumulated losses	(408)	(1,480,053)	(16,190,896)	(251,052)	(149,892)
Total net assets	$ 1,237,092	$ 17,406,220	$ 102,501,427	$ 12,132,717	$ 9,405,708
Net assets	$ 1,237,092	$ 17,406,220	$ 102,501,427	$ 12,132,717	$ 9,405,708
Shares issued and outstanding(a)	50,000	725,000	3,550,000	500,000	400,000
Net asset value per share	$24.74	$24.01	$28.87	$24.27	$23.51
Cost:
Investments, at cost	$ 1,323,723	$ 20,307,570	$113,753,504	$ 13,427,165	$ 8,890,668
Proceeds:
Written options premium received	$89,267	$1,180,819	$6,170,233	$635,632	$278,625

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

308

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended April 30, 2025 (Unaudited)

	Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly	Innovator 20+ Year Treasury Bond 9 Buffer ETF - July	Innovator Defined Wealth Shield ETF	Innovator Emerging Markets 10 Buffer ETF - Quarterly	Innovator Emerging Markets Power Buffer ETF - April
INVESTMENT INCOME:
Interest income	$666	$980	$30,312	$168	$2,269
Total investment income	666	980	30,312	168	2,269
EXPENSES:
Investment advisory fee	134,859	84,615	3,811,991	34,507	269,458
Total expenses	134,859	84,615	3,811,991	34,507	269,458
NET INVESTMENT LOSS	(134,193)	(83,635)	(3,781,679)	(34,339)	(267,189)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,398,968)	(31,514)	(72,378,474)	(701,624)	(304,213)
In-kind redemptions	(690,761)	68,913	53,406,104	599,477	2,446,184
Written option contracts expired or closed	297,988	(8,528)	38,009,853	164,881	1,558,329
Net realized gain (loss)	(1,791,741)	28,871	19,037,483	62,734	3,700,300
Net change in unrealized appreciation (depreciation) on:
Investments	1,752,932	(464,149)	(3,235,422)	309,626	(2,851,003)
Written option contracts	(419,205)	285,170	3,056,734	(112,238)	(836,325)
Net change in unrealized appreciation (depreciation)	1,333,727	(178,979)	(178,688)	197,388	(3,687,328)
Net realized and unrealized gain (loss)	(458,014)	(150,108)	18,858,795	260,122	12,972
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(592,207)	$(233,743)	$15,077,116	$225,783	$(254,217)

The accompanying notes are an integral part of these financial statements.

309

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended April 30, 2025 (Unaudited)(Continued)

	Innovator Emerging Markets Power Buffer ETF - January	Innovator Emerging Markets Power Buffer ETF - July	Innovator Emerging Markets Power Buffer ETF - October	Innovator Equity Defined Protection ETF – 1 Yr April	Innovator Equity Defined Protection ETF - 1 Yr August
INVESTMENT INCOME:
Interest income	$4,814	$3,149	$2,756	$17	$5,330
Total investment income	4,814	3,149	2,756	17	5,330
EXPENSES:
Investment advisory fee	523,353	338,938	282,670	17,075	287,708
Total expenses	523,353	338,938	282,670	17,075	287,708
NET INVESTMENT LOSS	(518,539)	(335,789)	(279,914)	(17,058)	(282,378)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(3,537,022)	(80,751)	(33,510)	12	(158,274)
In-kind redemptions	5,013,601	395,640	780,762	—	879,564
Written option contracts expired or closed	2,986,477	11	(3,338)	—	(214,533)
Net realized gain (loss)	4,463,056	314,900	743,914	12	506,757
Net change in unrealized appreciation (depreciation) on:
Investments	(4,140,677)	(2,356,588)	(985,595)	1,231,591	(2,049,900)
Written option contracts	(2,571,702)	2,359,685	963,221	(712,468)	2,256,755
Net change in unrealized appreciation (depreciation)	(6,712,379)	3,097	(22,374)	519,123	206,855
Net realized and unrealized gain (loss)	(2,249,323)	317,997	721,540	519,135	713,612
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,767,862)	$(17,792)	$441,626	$502,077	$431,234

The accompanying notes are an integral part of these financial statements.

310

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended April 30, 2025 (Unaudited)(Continued)

	Innovator Equity Defined Protection ETF - 1 Yr December	Innovator Equity Defined Protection ETF - 1 Yr February	Innovator Equity Defined Protection ETF - 1 Yr January	Innovator Equity Defined Protection ETF - 1 Yr July	Innovator Equity Defined Protection ETF - 1 Yr March
INVESTMENT INCOME:
Interest income	$6,713	$2,558	$1,574	$7,343	$1,560
Total investment income	6,713	2,558	1,574	7,343	1,560
EXPENSES:
Investment advisory fee	376,749	184,979	116,758	415,473	114,391
Total expenses	376,749	184,979	116,758	415,473	114,391
NET INVESTMENT LOSS	(370,036)	(182,421)	(115,184)	(408,130)	(112,831)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(673,147)	(21,508)	(5,351)	(53,772)	(8,157)
In-kind redemptions	1,162,805	—	—	923,208	—
Written option contracts expired or closed	(4,021)	(298)	(258)	(105,649)	(298)
Net realized gain (loss)	485,637	(21,806)	(5,609)	763,787	(8,455)
Net change in unrealized appreciation (depreciation) on:
Investments	(3,539,564)	(2,866,477)	(1,419,765)	(3,325,711)	(829,623)
Written option contracts	2,853,954	2,407,605	1,372,204	3,371,487	936,932
Net change in unrealized appreciation (depreciation)	(685,610)	(458,872)	(47,561)	45,776	107,309
Net realized and unrealized gain (loss)	(199,973)	(480,678)	(53,170)	809,563	98,854
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(570,009)	$(663,099)	$(168,354)	$401,433	$(13,977)

The accompanying notes are an integral part of these financial statements.

311

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended April 30, 2025 (Unaudited)(Continued)

	Innovator Equity Defined Protection ETF - 1 Yr May	Innovator Equity Defined Protection ETF - 1 Yr November	Innovator Equity Defined Protection ETF - 1 Yr October	Innovator Equity Defined Protection ETF - 1 Yr September	Innovator Equity Defined Protection ETF - 2 Yr to April 2026
INVESTMENT INCOME:
Interest income	$—	$3,622	$4,851	$5,949	$6,036
Total investment income	—	3,622	4,851	5,949	6,036
EXPENSES:
Investment advisory fee	—	179,198	279,737	355,358	265,360
Total expenses	—	179,198	279,737	355,358	265,360
NET INVESTMENT LOSS	—	(175,576)	(274,886)	(349,409)	(259,324)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	—	(38,146)	(113,175)	66,287	(21,611)
In-kind redemptions	—	1,468,022	303,915	1,453,682	1,474,179
Written option contracts expired or closed	—	(47,624)	(159,413)	(434,856)	(49,441)
Net realized gain (loss)	—	1,382,252	31,327	1,085,113	1,403,127
Net change in unrealized appreciation (depreciation) on:
Investments	(95)	(1,927,228)	(584,638)	(2,092,864)	(2,599,461)
Written option contracts	(49)	1,190,627	1,637,684	2,258,932	1,802,344
Net change in unrealized appreciation (depreciation)	(144)	(736,601)	1,053,046	166,068	(797,117)
Net realized and unrealized gain (loss)	(144)	645,651	1,084,373	1,251,181	606,010
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (144)	$470,075	$809,487	$901,772	$346,686

The accompanying notes are an integral part of these financial statements.

312

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended April 30, 2025 (Unaudited)(Continued)

	Innovator Equity Defined Protection ETF - 2 Yr to April 2027	Innovator Equity Defined Protection ETF - 2 Yr to January 2026	Innovator Equity Defined Protection ETF - 2 Yr to January 2027	Innovator Equity Defined Protection ETF - 2 Yr to July 2025	Innovator Equity Defined Protection ETF - 2 Yr to July 2026
INVESTMENT INCOME:
Interest income	$—	$4,554	$2,148	$19,694	$6,257
Total investment income	—	4,554	2,148	19,694	6,257
EXPENSES:
Investment advisory fee	2,178	213,475	106,631	772,951	262,763
Total expenses	2,178	213,475	106,631	772,951	262,763
NET INVESTMENT LOSS	(2,178)	(208,921)	(104,483)	(753,257)	(256,506)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	—	(66,736)	(5,838)	(994,847)	(94,605)
In-kind redemptions	—	1,190,887	48,082	8,538,176	1,248,548
Written option contracts expired or closed	—	(358,042)	256	(1,179,572)	(17,033)
Net realized gain (loss)	—	766,109	42,500	6,363,757	1,136,910
Net change in unrealized appreciation (depreciation) on:
Investments	107,108	(2,976,391)	(1,443,162)	(16,797,824)	(1,569,790)
Written option contracts	(43,530)	3,099,114	1,399,754	15,371,238	1,206,182
Net change in unrealized appreciation (depreciation)	63,578	122,723	(43,408)	(1,426,586)	(363,608)
Net realized and unrealized gain (loss)	63,578	888,832	(908)	4,937,171	773,302
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$61,400	$679,911	$(105,391)	$4,183,914	$516,796

The accompanying notes are an integral part of these financial statements.

313

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended April 30, 2025 (Unaudited)(Continued)

	Innovator Equity Defined Protection ETF - 2 Yr to October 2026	Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct	Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul	Innovator Growth Accelerated ETF - Quarterly	Innovator Growth Accelerated Plus ETF - April
INVESTMENT INCOME:
Interest income	$6,429	$3,755	$8,112	$1,094	$825
Total investment income	6,429	3,755	8,112	1,094	825
EXPENSES:
Investment advisory fee	294,888	296,312	738,576	149,187	58,532
Total expenses	294,888	296,312	738,576	149,187	58,532
NET INVESTMENT LOSS	(288,459)	(292,557)	(730,464)	(148,093)	(57,707)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(14,680)	(1,828,016)	(8,718,182)	(7,659,699)	(2,175,009)
In-kind redemptions	—	2,453,717	14,500,268	4,126,090	1,637,314
Written option contracts expired or closed	(2,905)	(33,806)	(578,465)	2,999,276	2,333,870
Net realized gain (loss)	(17,585)	591,895	5,203,621	(534,333)	1,796,175
Net change in unrealized appreciation (depreciation) on:
Investments	(1,142,302)	904,949	(11,369,428)	1,236,549	(954,674)
Written option contracts	2,135,434	(579,777)	7,926,988	(676,363)	(316)
Net change in unrealized appreciation (depreciation)	993,132	325,172	(3,442,440)	560,186	(954,990)
Net realized and unrealized gain (loss)	975,547	917,067	1,761,181	25,853	841,185
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$687,088	$624,510	$1,030,717	$(122,240)	$783,478

The accompanying notes are an integral part of these financial statements.

314

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended April 30, 2025 (Unaudited)(Continued)

	Innovator Growth Accelerated Plus ETF - January	Innovator Growth Accelerated Plus ETF - July	Innovator Growth Accelerated Plus ETF - October	Innovator Growth-100 Power Buffer ETF - April	Innovator Growth-100 Power Buffer ETF - August
INVESTMENT INCOME:
Interest income	$1,156	$991	$815	$12,287	$1,294
Total investment income	1,156	991	815	12,287	1,294
EXPENSES:
Investment advisory fee	74,825	62,654	47,440	750,763	67,324
Total expenses	74,825	62,654	47,440	750,763	67,324
NET INVESTMENT LOSS	(73,669)	(61,663)	(46,625)	(738,476)	(66,030)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	1,424,439	(25,440)	—	(13,911,954)	(8,763)
In-kind redemptions	8,329,765	329,169	—	22,093,166	495,791
Written option contracts expired or closed	(5,882,738)	(3,812)	—	99,334	(226)
Net realized gain (loss)	3,871,466	299,917	—	8,280,546	486,802
Net change in unrealized appreciation (depreciation) on:
Investments	(10,585,975)	(1,589,141)	(1,828,760)	(5,514,927)	(705,925)
Written option contracts	6,718,169	1,382,212	1,683,073	(4,321,536)	500,624
Net change in unrealized appreciation (depreciation)	(3,867,806)	(206,929)	(145,687)	(9,836,463)	(205,301)
Net realized and unrealized gain (loss)	3,660	92,988	(145,687)	(1,555,917)	281,501
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(70,009)	$31,325	$(192,312)	$(2,294,393)	$215,471

The accompanying notes are an integral part of these financial statements.

315

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended April 30, 2025 (Unaudited)(Continued)

	Innovator Growth-100 Power Buffer ETF - December	Innovator Growth-100 Power Buffer ETF - February	Innovator Growth-100 Power Buffer ETF - January	Innovator Growth-100 Power Buffer ETF - July	Innovator Growth-100 Power Buffer ETF - June
INVESTMENT INCOME:
Interest income	$3,098	$1,398	$17,083	$15,952	$2,197
Total investment income	3,098	1,398	17,083	15,952	2,197
EXPENSES:
Investment advisory fee	217,846	76,590	1,017,960	915,921	106,554
Total expenses	217,846	76,590	1,017,960	915,921	106,554
NET INVESTMENT LOSS	(214,748)	(75,192)	(1,000,877)	(899,969)	(104,357)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(23,042)	(104,289)	(17,458,520)	(370,871)	15,317
In-kind redemptions	103,106	—	54,096,741	4,970,045	531,974
Written option contracts expired or closed	(3,501)	(36,758)	(10,789,891)	(74,981)	(20,601)
Net realized gain (loss)	76,563	(141,047)	25,848,330	4,524,193	526,690
Net change in unrealized appreciation (depreciation) on:
Investments	(3,493,396)	(2,017,412)	(34,271,119)	(6,919,577)	(400,928)
Written option contracts	1,582,522	169,981	5,319,184	5,269,568	1,329,293
Net change in unrealized appreciation (depreciation)	(1,910,874)	(1,847,431)	(28,951,935)	(1,650,009)	928,365
Net realized and unrealized gain (loss)	(1,834,311)	(1,988,478)	(3,103,605)	2,874,184	1,455,055
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,049,059)	$(2,063,670)	$(4,104,482)	$1,974,215	$1,350,698

The accompanying notes are an integral part of these financial statements.

316

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended April 30, 2025 (Unaudited)(Continued)

	Innovator Growth-100 Power Buffer ETF - March	Innovator Growth-100 Power Buffer ETF - May	Innovator Growth-100 Power Buffer ETF - November	Innovator Growth-100 Power Buffer ETF - October	Innovator Growth-100 Power Buffer ETF - September
INVESTMENT INCOME:
Interest income	$593	$—	$2,440	$10,427	$2,906
Total investment income	593	—	2,440	10,427	2,906
EXPENSES:
Investment advisory fee	32,724	—	95,856	623,864	140,646
Total expenses	32,724	—	95,856	623,864	140,646
NET INVESTMENT LOSS	(32,131)	—	(93,416)	(613,437)	(137,740)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(4,121)	—	(3,153)	(23,698)	(11,368)
In-kind redemptions	—	—	509,277	1,373,896	993,275
Written option contracts expired or closed	(1,337)	—	(1,643)	(16,537)	(5,605)
Net realized gain (loss)	(5,458)	—	504,481	1,333,661	976,302
Net change in unrealized appreciation (depreciation) on:
Investments	(194,669)	(112)	(1,051,202)	(3,017,793)	(1,244,305)
Written option contracts	(50,086)	(115)	564,126	3,884,549	760,511
Net change in unrealized appreciation (depreciation)	(244,755)	(227)	(487,076)	866,756	(483,794)
Net realized and unrealized gain (loss)	(250,213)	(227)	17,405	2,200,417	492,508
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(282,344)	$ (227)	$(76,011)	$1,586,980	$354,768

The accompanying notes are an integral part of these financial statements.

317

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended April 30, 2025 (Unaudited)(Continued)

	Innovator International Developed 10 Buffer ETF - Quarterly	Innovator International Developed Power Buffer ETF - April	Innovator International Developed Power Buffer ETF - August	Innovator International Developed Power Buffer ETF - December	Innovator International Developed Power Buffer ETF - February
INVESTMENT INCOME:
Interest income	$290	$9,616	$735	$815	$902
Total investment income	290	9,616	735	815	902
EXPENSES:
Investment advisory fee	60,526	808,874	60,154	78,282	77,300
Total expenses	60,526	808,874	60,154	78,282	77,300
NET INVESTMENT LOSS	(60,236)	(799,258)	(59,419)	(77,467)	(76,398)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(535,189)	(11,397,997)	(3,683)	(203,894)	(269,816)
In-kind redemptions	1,429,303	14,593,784	178,250	1,022,361	816,450
Written option contracts expired or closed	(352,325)	1,001,370	238	9,236	102,696
Net realized gain (loss)	541,789	4,197,157	174,805	827,703	649,330
Net change in unrealized appreciation (depreciation) on:
Investments	565,225	8,321,737	575,364	473,811	856,841
Written option contracts	(126,673)	(3,590,456)	218,873	(139,051)	(442,490)
Net change in unrealized appreciation (depreciation)	438,552	4,731,281	794,237	334,760	414,351
Net realized and unrealized gain (loss)	980,341	8,928,438	969,042	1,162,463	1,063,681
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$920,105	$8,129,180	$909,623	$1,084,996	$987,283

The accompanying notes are an integral part of these financial statements.

318

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended April 30, 2025 (Unaudited)(Continued)

	Innovator International Developed Power Buffer ETF - January	Innovator International Developed Power Buffer ETF - July	Innovator International Developed Power Buffer ETF - June	Innovator International Developed Power Buffer ETF - March	Innovator International Developed Power Buffer ETF - May
INVESTMENT INCOME:
Interest income	$8,837	$7,354	$1,516	$1,665	$410
Total investment income	8,837	7,354	1,516	1,665	410
EXPENSES:
Investment advisory fee	754,201	637,686	98,973	132,937	37,868
Total expenses	754,201	637,686	98,973	132,937	37,868
NET INVESTMENT LOSS	(745,364)	(630,332)	(97,457)	(131,272)	(37,458)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(13,782,717)	(458,634)	(97,621)	(1,455,068)	554,967
In-kind redemptions	15,310,220	696,160	57,173	2,269,271	826,747
Written option contracts expired or closed	132,024	(22,390)	2,422	10,518	50
Net realized gain (loss)	1,659,527	215,136	(38,026)	824,721	1,381,764
Net change in unrealized appreciation (depreciation) on:
Investments	10,254,069	6,352,702	986,179	535,448	(410,259)
Written option contracts	(4,475,485)	3,103,662	329,218	(178,974)	(42,301)
Net change in unrealized appreciation (depreciation)	5,778,584	9,456,364	1,315,397	356,474	(452,560)
Net realized and unrealized gain (loss)	7,438,111	9,671,500	1,277,371	1,181,195	929,204
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,692,747	$9,041,168	$1,179,914	$1,049,923	$891,746

The accompanying notes are an integral part of these financial statements.

319

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended April 30, 2025 (Unaudited)(Continued)

	Innovator International Developed Power Buffer ETF - November	Innovator International Developed Power Buffer ETF - October	Innovator International Developed Power Buffer ETF - September	Innovator Nasdaq-100 10 Buffer ETF - Quarterly	Innovator Premium Income 10 Barrier ETF - July
INVESTMENT INCOME:
Interest income	$611	$6,450	$3,506	$3,104	$116,367
Total investment income	611	6,450	3,506	3,104	116,367
EXPENSES:
Investment advisory fee	52,614	501,715	286,200	416,345	19,860
Total expenses	52,614	501,715	286,200	416,345	19,860
NET INVESTMENT INCOME/(LOSS)	(52,003)	(495,265)	(282,694)	(413,241)	96,507
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(3,364)	(148,251)	(230,319)	(13,959,572)	31
In-kind redemptions	22,187	1,725,348	1,556,747	12,928,811	—
Written option contracts expired or closed	(331)	(12,690)	(5,982)	3,991,683	—
Net realized gain (loss)	18,492	1,564,407	1,320,446	2,960,922	31
Net change in unrealized appreciation (depreciation) on:
Investments	477,069	3,926,858	3,021,390	1,350,179	(612,290)
Written option contracts	40,975	1,405,887	(257,594)	(562,822)	682,642
Net change in unrealized appreciation (depreciation)	518,044	5,332,745	2,763,796	787,357	70,352
Net realized and unrealized gain (loss)	536,536	6,897,152	4,084,242	3,748,279	70,383
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$484,533	$6,401,887	$3,801,548	$3,335,038	$166,890

The accompanying notes are an integral part of these financial statements.

320

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended April 30, 2025 (Unaudited)(Continued)

	Innovator Premium Income 10 Barrier ETF - October	Innovator Premium Income 15 Buffer ETF - April	Innovator Premium Income 15 Buffer ETF - January	Innovator Premium Income 15 Buffer ETF - July	Innovator Premium Income 15 Buffer ETF - October
INVESTMENT INCOME:
Interest income	$95,318	$95,764	$242,683	$57,663	$380,765
Total investment income	95,318	95,764	242,683	57,663	380,765
EXPENSES:
Investment advisory fee	18,278	16,118	43,899	9,365	74,337
Total expenses	18,278	16,118	43,899	9,365	74,337
NET INVESTMENT INCOME	77,040	79,646	198,784	48,298	306,428
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(6,093)	4	405	6	(133)
In-kind redemptions	4,783	—	(6,244)	—	—
Written option contracts expired or closed	4,767	58,837	135,481	—	(137)
Net realized gain (loss)	3,457	58,841	129,642	6	(270)
Net change in unrealized appreciation (depreciation) on:
Investments	(390,590)	(2,382)	10,341	(6,695)	28,387
Written option contracts	437,407	(54,708)	(236,191)	19,998	46,007
Net change in unrealized appreciation (depreciation)	46,817	(57,090)	(225,850)	13,303	74,394
Net realized and unrealized gain (loss)	50,274	1,751	(96,208)	13,309	74,124
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$127,314	$81,397	$102,576	$61,607	$380,552

The accompanying notes are an integral part of these financial statements.

321

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended April 30, 2025 (Unaudited)(Continued)

	Innovator Premium Income 20 Barrier ETF - April	Innovator Premium Income 20 Barrier ETF - January	Innovator Premium Income 20 Barrier ETF - July	Innovator Premium Income 20 Barrier ETF - October	Innovator Premium Income 30 Barrier ETF - April
INVESTMENT INCOME:
Interest income	$604,783	$228,101	$500,643	$405,344	$793,788
Total investment income	604,783	228,101	500,643	405,344	793,788
EXPENSES:
Investment advisory fee	106,484	40,663	78,425	78,338	139,687
Total expenses	106,484	40,663	78,425	78,338	139,687
NET INVESTMENT INCOME	498,299	187,438	422,218	327,006	654,101
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(5,945,101)	(1,740,547)	(2,337)	472,334	(6,298,592)
In-kind redemptions	63,561	236,087	36,646	—	92,482
Written option contracts expired or closed	6,331,031	1,521,438	7,827	(289,380)	6,578,563
Net realized gain (loss)	449,491	16,978	42,136	182,954	372,453
Net change in unrealized appreciation (depreciation) on:
Investments	5,798,865	2,082,396	(2,408,077)	(1,447,806)	5,396,421
Written option contracts	(6,253,113)	(2,189,471)	2,559,798	1,310,866	(5,742,564)
Net change in unrealized appreciation (depreciation)	(454,248)	(107,075)	151,721	(136,940)	(346,143)
Net realized and unrealized gain (loss)	(4,757)	(90,097)	193,857	46,014	26,310
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$493,542	$97,341	$616,075	$373,020	$680,411

The accompanying notes are an integral part of these financial statements.

322

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended April 30, 2025 (Unaudited)(Continued)

	Innovator Premium Income 30 Barrier ETF - January	Innovator Premium Income 30 Barrier ETF - July	Innovator Premium Income 30 Barrier ETF - October	Innovator Premium Income 40 Barrier ETF - July	Innovator Premium Income 40 Barrier ETF - October
INVESTMENT INCOME:
Interest income	$427,183	$544,715	$451,052	$193,184	$260,092
Total investment income	427,183	544,715	451,052	193,184	260,092
EXPENSES:
Investment advisory fee	76,678	85,426	87,843	30,945	50,934
Total expenses	76,678	85,426	87,843	30,945	50,934
NET INVESTMENT INCOME	350,505	459,289	363,209	162,239	209,158
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(3,534,699)	3,156	103,773	597	5,708
In-kind redemptions	95,836	24,676	53,342	131,260	151,006
Written option contracts expired or closed	3,197,531	7,744	(85,774)	818	(11,687)
Net realized gain (loss)	(241,332)	35,576	71,341	132,675	145,027
Net change in unrealized appreciation (depreciation) on:
Investments	4,355,099	(2,496,549)	(1,738,921)	(765,649)	(1,066,536)
Written option contracts	(4,270,046)	2,608,976	1,775,275	667,536	1,059,076
Net change in unrealized appreciation (depreciation)	85,053	112,427	36,354	(98,113)	(7,460)
Net realized and unrealized gain (loss)	(156,279)	148,003	107,695	34,562	137,567
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$194,226	$607,292	$470,904	$196,801	$346,725

The accompanying notes are an integral part of these financial statements.

323

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended April 30, 2025 (Unaudited)(Continued)

	Innovator Premium Income 9 Buffer ETF - July	Innovator Premium Income 9 Buffer ETF - October	Innovator U.S. Equity 10 Buffer ETF - Quarterly	Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly	Innovator U.S. Equity Accelerated 9 Buffer ETF - April
INVESTMENT INCOME:
Interest income	$29,973	$288,092	$9,640	$2,995	$6,874
Total investment income	29,973	288,092	9,640	2,995	6,874
EXPENSES:
Investment advisory fee	4,680	56,091	1,222,882	394,553	457,286
Total expenses	4,680	56,091	1,222,882	394,553	457,286
NET INVESTMENT INCOME/(LOSS)	25,293	232,001	(1,213,242)	(391,558)	(450,412)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	10	(6,876)	(18,388,626)	(11,504,463)	(5,579,193)
In-kind redemptions	—	2,132	9,153,277	6,320,521	36,063,098
Written option contracts expired or closed	—	(1,026)	13,988,618	1,601,316	5,476,532
Net realized gain (loss)	10	(5,770)	4,753,269	(3,582,626)	35,960,437
Net change in unrealized appreciation (depreciation) on:
Investments	(4,408)	28,409	(811,387)	312,325	(10,279,495)
Written option contracts	11,362	(9,023)	713,181	195,239	(7,847,828)
Net change in unrealized appreciation (depreciation)	6,954	19,386	(98,206)	507,564	(18,127,323)
Net realized and unrealized gain (loss)	6,964	13,616	4,655,063	(3,075,062)	17,833,114
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$32,257	$245,617	$3,441,821	$(3,466,620)	$17,382,702

The accompanying notes are an integral part of these financial statements.

324

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended April 30, 2025 (Unaudited)(Continued)

	Innovator U.S. Equity Accelerated 9 Buffer ETF - January	Innovator U.S. Equity Accelerated 9 Buffer ETF - July	Innovator U.S. Equity Accelerated 9 Buffer ETF - October	Innovator U.S. Equity Accelerated ETF - July	Innovator U.S. Equity Accelerated ETF - October
INVESTMENT INCOME:
Interest income	$6,100	$9,786	$5,763	$534	$489
Total investment income	6,100	9,786	5,763	534	489
EXPENSES:
Investment advisory fee	381,820	660,432	365,147	34,473	20,094
Total expenses	381,820	660,432	365,147	34,473	20,094
NET INVESTMENT LOSS	(375,720)	(650,646)	(359,384)	(33,939)	(19,605)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(5,392,452)	(960,141)	(456,100)	41,319	(14,340)
In-kind redemptions	25,808,575	7,148,539	153,622	546,484	(33,338)
Written option contracts expired or closed	(19,878,752)	(44,856)	(20,937)	(12,115)	5,380
Net realized gain (loss)	537,371	6,143,542	(323,415)	575,688	(42,298)
Net change in unrealized appreciation (depreciation) on:
Investments	(25,822,671)	(15,724,036)	(3,746,859)	(784,554)	(153,139)
Written option contracts	12,869,282	9,647,709	2,818,870	467,203	126,224
Net change in unrealized appreciation (depreciation)	(12,953,389)	(6,076,327)	(927,989)	(317,351)	(26,915)
Net realized and unrealized gain (loss)	(12,416,018)	67,215	(1,251,404)	258,337	(69,213)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(12,791,738)	$(583,431)	$(1,610,788)	$224,398	$(88,818)

The accompanying notes are an integral part of these financial statements.

325

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended April 30, 2025 (Unaudited)(Continued)

	Innovator U.S. Equity Accelerated ETF - Quarterly	Innovator U.S. Equity Accelerated Plus ETF - April	Innovator U.S. Equity Accelerated Plus ETF - January	Innovator U.S. Equity Accelerated Plus ETF - July	Innovator U.S. Equity Accelerated Plus ETF - October
INVESTMENT INCOME:
Interest income	$1,315	$871	$691	$706	$900
Total investment income	1,315	871	691	706	900
EXPENSES:
Investment advisory fee	221,374	54,121	58,958	45,466	51,601
Total expenses	221,374	54,121	58,958	45,466	51,601
NET INVESTMENT LOSS	(220,059)	(53,250)	(58,267)	(44,760)	(50,701)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(8,263,872)	(1,278,314)	2,478,156	(26,408)	(2,203)
In-kind redemptions	4,587,304	1,783,943	2,671,563	351,488	244,040
Written option contracts expired or closed	2,933,115	885,722	(5,007,541)	(14,884)	(12,105)
Net realized gain (loss)	(743,453)	1,391,351	142,178	310,196	229,732
Net change in unrealized appreciation (depreciation) on:
Investments	(83,988)	45,099	(6,521,558)	(1,704,251)	(1,299,003)
Written option contracts	(7,859)	24,111	6,039,489	1,576,104	1,043,507
Net change in unrealized appreciation (depreciation)	(91,847)	69,210	(482,069)	(128,147)	(255,496)
Net realized and unrealized gain (loss)	(835,300)	1,460,561	(339,891)	182,049	(25,764)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,055,359)	$1,407,311	$(398,158)	$137,289	$(76,465)

The accompanying notes are an integral part of these financial statements.

326

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended April 30, 2025 (Unaudited)(Continued)

	Innovator U.S. Equity Buffer ETF - April	Innovator U.S. Equity Buffer ETF - August	Innovator U.S. Equity Buffer ETF - December	Innovator U.S. Equity Buffer ETF - February	Innovator U.S. Equity Buffer ETF - January
INVESTMENT INCOME:
Interest income	$15,411	$11,447	$16,051	$8,458	$16,788
Total investment income	15,411	11,447	16,051	8,458	16,788
EXPENSES:
Investment advisory fee	992,514	694,730	895,966	598,077	1,065,053
Total expenses	992,514	694,730	895,966	598,077	1,065,053
NET INVESTMENT LOSS	(977,103)	(683,283)	(879,915)	(589,619)	(1,048,265)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(10,677,167)	(598,723)	(2,645,021)	(5,855,241)	(16,978,547)
In-kind redemptions	27,904,985	6,519,870	34,745,693	29,156,652	65,483,480
Written option contracts expired or closed	28,907	(168,171)	(13,519,365)	(7,131,248)	(10,362,209)
Net realized gain (loss)	17,256,725	5,752,976	18,581,307	16,170,163	38,142,724
Net change in unrealized appreciation (depreciation) on:
Investments	(11,033,932)	(8,502,634)	(30,607,167)	(21,509,304)	(43,382,839)
Written option contracts	(1,945,682)	1,654,605	950,076	(51,834)	1,961,178
Net change in unrealized appreciation (depreciation)	(12,979,614)	(6,848,029)	(29,657,091)	(21,561,138)	(41,421,661)
Net realized and unrealized gain (loss)	4,277,111	(1,095,053)	(11,075,784)	(5,390,975)	(3,278,937)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,300,008	$(1,778,336)	$(11,955,699)	$(5,980,594)	$(4,327,202)

The accompanying notes are an integral part of these financial statements.

327

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended April 30, 2025 (Unaudited)(Continued)

	Innovator U.S. Equity Buffer ETF - July	Innovator U.S. Equity Buffer ETF - June	Innovator U.S. Equity Buffer ETF - March	Innovator U.S. Equity Buffer ETF - May	Innovator U.S. Equity Buffer ETF - November
INVESTMENT INCOME:
Interest income	$15,481	$8,702	$10,680	$6,601	$10,347
Total investment income	15,481	8,702	10,680	6,601	10,347
EXPENSES:
Investment advisory fee	929,961	523,895	696,567	507,488	614,257
Total expenses	929,961	523,895	696,567	507,488	614,257
NET INVESTMENT LOSS	(914,480)	(515,193)	(685,887)	(500,887)	(603,910)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	572,576	70,532	(11,348,001)	8,435,203	(81,293)
In-kind redemptions	3,110,221	3,077,453	35,033,867	10,596,287	858,908
Written option contracts expired or closed	(7,174)	(18,561)	1,301,898	12,247	(19,063)
Net realized gain (loss)	3,675,623	3,129,424	24,987,764	19,043,737	758,552
Net change in unrealized appreciation (depreciation) on:
Investments	(8,577,565)	(6,572,095)	(19,937,206)	(17,997,022)	(3,794,211)
Written option contracts	4,340,599	3,714,862	(3,349,778)	1,396,399	1,159,749
Net change in unrealized appreciation (depreciation)	(4,236,966)	(2,857,233)	(23,286,984)	(16,600,623)	(2,634,462)
Net realized and unrealized gain (loss)	(561,343)	272,191	1,700,780	2,443,114	(1,875,910)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,475,823)	$(243,002)	$1,014,893	$1,942,227	$(2,479,820)

The accompanying notes are an integral part of these financial statements.

328

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended April 30, 2025 (Unaudited)(Continued)

	Innovator U.S. Equity Buffer ETF - October	Innovator U.S. Equity Buffer ETF - September	Innovator U.S. Equity Power Buffer ETF - April	Innovator U.S. Equity Power Buffer ETF - August	Innovator U.S. Equity Power Buffer ETF - December
INVESTMENT INCOME:
Interest income	$16,811	$12,202	$43,844	$50,982	$61,334
Total investment income	16,811	12,202	43,844	50,982	61,334
EXPENSES:
Investment advisory fee	970,843	727,262	2,872,336	3,167,125	3,709,496
Total expenses	970,843	727,262	2,872,336	3,167,125	3,709,496
NET INVESTMENT LOSS	(954,032)	(715,060)	(2,828,492)	(3,116,143)	(3,648,162)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(269,102)	(72,034)	(45,561,332)	(504,907)	(13,340,987)
In-kind redemptions	(3,123,824)	3,381,020	98,153,576	9,782,784	208,455,442
Written option contracts expired or closed	(130,662)	(23,340)	(46,610)	(194,509)	(104,307,496)
Net realized gain (loss)	(3,523,588)	3,285,646	52,545,634	9,083,368	90,806,959
Net change in unrealized appreciation (depreciation) on:
Investments	(3,946,830)	(4,344,042)	(46,137,478)	(23,085,641)	(174,913,083)
Written option contracts	779,723	2,001,408	(6,668,707)	19,469,018	58,421,707
Net change in unrealized appreciation (depreciation)	(3,167,107)	(2,342,634)	(52,806,185)	(3,616,623)	(116,491,376)
Net realized and unrealized gain (loss)	(6,690,695)	943,012	(260,551)	5,466,745	(25,684,417)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(7,644,727)	$227,952	$(3,089,043)	$2,350,602	$(29,332,579)

The accompanying notes are an integral part of these financial statements.

329

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended April 30, 2025 (Unaudited)(Continued)

	Innovator U.S. Equity Power Buffer ETF - February	Innovator U.S. Equity Power Buffer ETF - January	Innovator U.S. Equity Power Buffer ETF - July	Innovator U.S. Equity Power Buffer ETF - June	Innovator U.S. Equity Power Buffer ETF - March
INVESTMENT INCOME:
Interest income	$43,230	$64,237	$57,227	$36,780	$32,545
Total investment income	43,230	64,237	57,227	36,780	32,545
EXPENSES:
Investment advisory fee	2,717,947	4,366,270	3,572,411	2,267,971	2,127,055
Total expenses	2,717,947	4,366,270	3,572,411	2,267,971	2,127,055
NET INVESTMENT LOSS	(2,674,717)	(4,302,033)	(3,515,184)	(2,231,191)	(2,094,510)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(28,975,891)	(70,157,327)	(397,007)	12,691	(33,422,355)
In-kind redemptions	142,390,250	260,606,417	9,912,400	11,299,961	106,936,733
Written option contracts expired or closed	(46,935,658)	(64,680,749)	(138,454)	(186,966)	(5,531,457)
Net realized gain (loss)	66,478,701	125,768,341	9,376,939	11,125,686	67,982,921
Net change in unrealized appreciation (depreciation) on:
Investments	(110,490,461)	(178,810,759)	(30,212,422)	(25,446,745)	(64,965,139)
Written option contracts	27,983,325	48,869,528	23,002,252	21,579,253	5,059,664
Net change in unrealized appreciation (depreciation)	(82,507,136)	(129,941,231)	(7,210,170)	(3,867,492)	(59,905,475)
Net realized and unrealized gain (loss)	(16,028,435)	(4,172,890)	2,166,769	7,258,194	8,077,446
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(18,703,152)	$(8,474,923)	$(1,348,415)	$5,027,003	$5,982,936

The accompanying notes are an integral part of these financial statements.

330

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended April 30, 2025 (Unaudited)(Continued)

	Innovator U.S. Equity Power Buffer ETF - May	Innovator U.S. Equity Power Buffer ETF - November	Innovator U.S. Equity Power Buffer ETF - October	Innovator U.S. Equity Power Buffer ETF - September	Innovator U.S. Equity Ultra Buffer ETF - April
INVESTMENT INCOME:
Interest income	$29,966	$50,066	$55,861	$53,790	$10,299
Total investment income	29,966	50,066	55,861	53,790	10,299
EXPENSES:
Investment advisory fee	2,027,924	3,040,251	3,317,657	3,274,578	551,177
Total expenses	2,027,924	3,040,251	3,317,657	3,274,578	551,177
NET INVESTMENT LOSS	(1,997,958)	(2,990,185)	(3,261,796)	(3,220,788)	(540,878)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	17,009,803	(1,339,572)	(1,162,429)	(1,142,299)	(3,606,802)
In-kind redemptions	54,126,580	(263,588)	5,353,486	14,126,851	14,963,401
Written option contracts expired or closed	(405,113)	(360,171)	(200,106)	(331,018)	(30,007)
Net realized gain (loss)	70,731,270	(1,963,331)	3,990,951	12,653,534	11,326,592
Net change in unrealized appreciation (depreciation) on:
Investments	(75,257,973)	(11,868,284)	(11,187,001)	(20,202,273)	(9,455,433)
Written option contracts	15,931,584	11,204,819	13,461,733	15,248,074	242,796
Net change in unrealized appreciation (depreciation)	(59,326,389)	(663,465)	2,274,732	(4,954,199)	(9,212,637)
Net realized and unrealized gain (loss)	11,404,881	(2,626,796)	6,265,683	7,699,335	2,113,955
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,406,923	$(5,616,981)	$3,003,887	$4,478,547	$1,573,077

The accompanying notes are an integral part of these financial statements.

331

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended April 30, 2025 (Unaudited)(Continued)

	Innovator U.S. Equity Ultra Buffer ETF - August	Innovator U.S. Equity Ultra Buffer ETF - December	Innovator U.S. Equity Ultra Buffer ETF - February	Innovator U.S. Equity Ultra Buffer ETF - January	Innovator U.S. Equity Ultra Buffer ETF - July
INVESTMENT INCOME:
Interest income	$12,518	$13,790	$6,703	$11,943	$8,522
Total investment income	12,518	13,790	6,703	11,943	8,522
EXPENSES:
Investment advisory fee	773,581	772,064	414,810	762,519	522,159
Total expenses	773,581	772,064	414,810	762,519	522,159
NET INVESTMENT LOSS	(761,063)	(758,274)	(408,107)	(750,576)	(513,637)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(280,777)	(396,944)	(1,959,678)	(9,852,679)	(140,945)
In-kind redemptions	9,016,102	19,761,122	11,534,515	39,945,471	3,045,540
Written option contracts expired or closed	(88,851)	(9,816,218)	(4,488,237)	(11,098,403)	(49,617)
Net realized gain (loss)	8,646,474	9,547,960	5,086,600	18,994,389	2,854,978
Net change in unrealized appreciation (depreciation) on:
Investments	(10,457,935)	(21,843,322)	(12,023,894)	(33,414,861)	(5,163,357)
Written option contracts	3,334,495	8,802,921	5,044,821	12,577,376	2,391,521
Net change in unrealized appreciation (depreciation)	(7,123,440)	(13,040,401)	(6,979,073)	(20,837,485)	(2,771,836)
Net realized and unrealized gain (loss)	1,523,034	(3,492,441)	(1,892,473)	(1,843,096)	83,142
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$761,971	$(4,250,715)	$(2,300,580)	$(2,593,672)	$(430,495)

The accompanying notes are an integral part of these financial statements.

332

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended April 30, 2025 (Unaudited)(Continued)

	Innovator U.S. Equity Ultra Buffer ETF - June	Innovator U.S. Equity Ultra Buffer ETF - March	Innovator U.S. Equity Ultra Buffer ETF - May	Innovator U.S. Equity Ultra Buffer ETF - November	Innovator U.S. Equity Ultra Buffer ETF - October
INVESTMENT INCOME:
Interest income	$4,528	$5,449	$2,950	$6,823	$12,765
Total investment income	4,528	5,449	2,950	6,823	12,765
EXPENSES:
Investment advisory fee	276,530	346,157	193,973	402,054	745,402
Total expenses	276,530	346,157	193,973	402,054	745,402
NET INVESTMENT LOSS	(272,002)	(340,708)	(191,023)	(395,231)	(732,637)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	121,395	(4,500,485)	3,294,895	(27,822)	(391,510)
In-kind redemptions	2,442,691	14,535,644	3,509,723	251,090	341,227
Written option contracts expired or closed	(45,221)	(441,589)	(9,319)	(6,674)	(14,631)
Net realized gain (loss)	2,518,865	9,593,570	6,795,299	216,594	(64,914)
Net change in unrealized appreciation (depreciation) on:
Investments	(4,367,027)	(9,443,085)	(6,482,264)	(3,301,688)	(4,163,990)
Written option contracts	2,102,142	2,258,669	1,625,180	2,836,655	3,851,616
Net change in unrealized appreciation (depreciation)	(2,264,885)	(7,184,416)	(4,857,084)	(465,033)	(312,374)
Net realized and unrealized gain (loss)	253,980	2,409,154	1,938,215	(248,439)	(377,288)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(18,022)	$2,068,446	$1,747,192	$(643,670)	$(1,109,925)

The accompanying notes are an integral part of these financial statements.

333

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended April 30, 2025 (Unaudited)(Continued)

	Innovator U.S. Equity Ultra Buffer ETF - September	Innovator U.S. Small Cap 10 Buffer ETF - Quarterly	Innovator U.S. Small Cap Power Buffer ETF - April	Innovator U.S. Small Cap Power Buffer ETF - August	Innovator U.S. Small Cap Power Buffer ETF - December
INVESTMENT INCOME:
Interest income	$11,133	$1,850	$10,890	$7,827	$3,617
Total investment income	11,133	1,850	10,890	7,827	3,617
EXPENSES:
Investment advisory fee	614,563	244,433	676,437	405,513	189,135
Total expenses	614,563	244,433	676,437	405,513	189,135
NET INVESTMENT LOSS	(603,430)	(242,583)	(665,547)	(397,686)	(185,518)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(72,326)	(4,570,649)	(10,861,997)	(147,771)	(379,488)
In-kind redemptions	4,198,911	4,468,501	8,528,264	3,417,567	36,719
Written option contracts expired or closed	(27,605)	772,398	441,161	(12,915)	(247,251)
Net realized gain (loss)	4,098,980	670,250	(1,892,572)	3,256,881	(590,020)
Net change in unrealized appreciation (depreciation) on:
Investments	(5,470,927)	(17,849)	(1,852,940)	(9,941,458)	(3,793,274)
Written option contracts	2,496,351	566,530	(3,619,144)	(177,132)	(1,559,943)
Net change in unrealized appreciation (depreciation)	(2,974,576)	548,681	(5,472,084)	(10,118,590)	(5,353,217)
Net realized and unrealized gain (loss)	1,124,404	1,218,931	(7,364,656)	(6,861,709)	(5,943,237)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$520,974	$976,348	$(8,030,203)	$(7,259,395)	$(6,128,755)

The accompanying notes are an integral part of these financial statements.

334

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended April 30, 2025 (Unaudited)(Continued)

	Innovator U.S. Small Cap Power Buffer ETF - February	Innovator U.S. Small Cap Power Buffer ETF - January	Innovator U.S. Small Cap Power Buffer ETF - July	Innovator U.S. Small Cap Power Buffer ETF - June	Innovator U.S. Small Cap Power Buffer ETF - March
INVESTMENT INCOME:
Interest income	$714	$20,728	$9,024	$903	$180
Total investment income	714	20,728	9,024	903	180
EXPENSES:
Investment advisory fee	40,826	1,337,392	600,842	47,836	11,415
Total expenses	40,826	1,337,392	600,842	47,836	11,415
NET INVESTMENT LOSS	(40,112)	(1,316,664)	(591,818)	(46,933)	(11,235)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(2,947)	(37,056,799)	(1,420,654)	(9,076)	(3,254)
In-kind redemptions	33,362	58,541,609	3,055,606	165,575	—
Written option contracts expired or closed	(1,915)	1,776,954	(255,436)	(392)	(928)
Net realized gain (loss)	28,500	23,261,764	1,379,516	156,107	(4,182)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,493,812)	(32,886,707)	(12,729,965)	(1,134,142)	(217,390)
Written option contracts	(298,903)	(10,858,274)	4,654,492	413,305	(969)
Net change in unrealized appreciation (depreciation)	(1,792,715)	(43,744,981)	(8,075,473)	(720,837)	(218,359)
Net realized and unrealized gain (loss)	(1,764,215)	(20,483,217)	(6,695,957)	(564,730)	(222,541)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,804,327)	$(21,799,881)	$(7,287,775)	$(611,663)	$(233,776)

The accompanying notes are an integral part of these financial statements.

335

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended April 30, 2025 (Unaudited)(Continued)

	Innovator U.S. Small Cap Power Buffer ETF - May	Innovator U.S. Small Cap Power Buffer ETF - November	Innovator U.S. Small Cap Power Buffer ETF - October	Innovator U.S. Small Cap Power Buffer ETF - September	Innovator Uncapped Bitcoin 20 Floor ETF - Quarterly
INVESTMENT INCOME:
Interest income	$—	$1,331	$8,006	$1,214	$58,090
Total investment income	—	1,331	8,006	1,214	58,090
EXPENSES:
Investment advisory fee	—	72,692	495,857	61,994	12,623
Total expenses	—	72,692	495,857	61,994	12,623
NET INVESTMENT INCOME/(LOSS)	—	(71,361)	(487,851)	(60,780)	45,467
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	—	(5,456)	(161,911)	(4,323)	(1,067,807)
In-kind redemptions	—	369,573	1,009,002	529,915	—
Written option contracts expired or closed	—	302	(26,332)	(314)	77,079
Net realized gain (loss)	—	364,419	820,759	525,278	(990,728)
Net change in unrealized appreciation (depreciation) on:
Investments	(203)	(2,176,159)	(5,377,352)	(939,725)	969,895
Written option contracts	(205)	403,416	1,127,589	97,275	(174,526)
Net change in unrealized appreciation (depreciation)	(408)	(1,772,743)	(4,249,763)	(842,450)	795,369
Net realized and unrealized gain (loss)	(408)	(1,408,324)	(3,429,004)	(317,172)	(195,359)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (408)	$(1,479,685)	$(3,916,855)	$(377,952)	$(149,892)

The accompanying notes are an integral part of these financial statements.

336

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly		Innovator 20+ Year Treasury Bond 9 Buffer ETF - July
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(134,193)	$(388,469)	$(83,635)	$(458,306)
Net realized gain (loss)	(1,791,741)	5,308,811	28,871	(1,167,901)
Net change in unrealized appreciation (depreciation)	1,333,727	(1,699,556)	(178,979)	10,891,115
Net increase (decrease) in net assets from operations	(592,207)	3,220,786	(233,743)	9,264,908
CAPITAL TRANSACTIONS:
Subscriptions	31,837,397	167,733,255	21,646,002	11,405,590
Redemptions	(72,982,918)	(104,638,955)	(1,490,945)	(83,016,730)
ETF transaction fees (See Note 5)	18,661	47,514	11,067	30,589
Net increase (decrease) in net assets from capital transactions	(41,126,860)	63,141,814	20,166,124	(71,580,551)
Net increase (decrease) in net assets	(41,719,067)	66,362,600	19,932,381	(62,315,643)
NET ASSETS:
Beginning of the period	76,624,113	10,261,513	15,124,566	77,440,209
End of the period	$34,905,046	$76,624,113	$ 35,056,947	$15,124,566
SHARES TRANSACTIONS
Subscriptions	1,550,000	8,200,000	1,075,000	575,000
Redemptions	(3,625,000)	(4,975,000)	(75,000)	(4,175,000)
Total increase (decrease) in shares outstanding	(2,075,000)	3,225,000	1,000,000	(3,600,000)

The accompanying notes are an integral part of these financial statements.

337

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Defined Wealth Shield ETF		Innovator Emerging Markets 10 Buffer ETF - Quarterly
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Period Ended October 31, 2024(a)
OPERATIONS:
Net investment income (loss)	$(3,781,679)	$(4,477,021)	$(34,339)	$(12,882)
Net realized gain (loss)	19,037,483	68,639,595	62,734	140,847
Net change in unrealized appreciation (depreciation)	(178,688)	1,944,665	197,388	(188,694)
Net increase (decrease) in net assets from operations	15,077,116	66,107,239	225,783	(60,729)
CAPITAL TRANSACTIONS:
Subscriptions	934,282,525	851,983,843	12,268,545	15,417,455
Redemptions	(451,681,835)	(508,171,268)	(16,749,995)	(5,145,155)
ETF transaction fees (See Note 5)	238,121	306,643	1,941	5,804
Net increase (decrease) in net assets from capital transactions	482,838,811	344,119,218	(4,479,509)	10,278,104
Net increase (decrease) in net assets	497,915,927	410,226,457	(4,253,726)	10,217,375
NET ASSETS:
Beginning of the period	900,617,623	490,391,166	10,217,375	—
End of the period	$ 1,398,533,550	$900,617,623	$5,963,649	$ 10,217,375
SHARES TRANSACTIONS
Subscriptions	29,750,000	29,075,000	475,000	600,000
Redemptions	(14,425,000)	(17,525,000)	(650,000)	(200,000)
Total increase (decrease) in shares outstanding	15,325,000	11,550,000	(175,000)	400,000

(a)	Inception date of the Fund was June 28, 2024.
The accompanying notes are an integral part of these financial statements.

338

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Emerging Markets Power Buffer ETF - April		Innovator Emerging Markets Power Buffer ETF - January
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(267,189)	$(635,285)	$(518,539)	$(1,637,855)
Net realized gain (loss)	3,700,300	3,490,112	4,463,056	15,332,277
Net change in unrealized appreciation (depreciation)	(3,687,328)	5,481,144	(6,712,379)	11,949,250
Net increase (decrease) in net assets from operations	(254,217)	8,335,971	(2,767,862)	25,643,672
CAPITAL TRANSACTIONS:
Subscriptions	31,227,530	67,743,078	52,866,000	232,936,945
Redemptions	(24,843,295)	(68,085,085)	(67,856,227)	(394,942,625)
ETF transaction fees (See Note 5)	8,442	17,853	11,924	102,353
Net increase (decrease) in net assets from capital transactions	6,392,677	(324,154)	(14,978,303)	(161,903,327)
Net increase (decrease) in net assets	6,138,460	8,011,817	(17,746,165)	(136,259,655)
NET ASSETS:
Beginning of the period	66,496,734	58,484,917	128,147,617	264,407,272
End of the period	$72,635,194	$66,496,734	$110,401,452	$128,147,617
SHARES TRANSACTIONS
Subscriptions	1,175,000	2,700,000	1,750,000	8,325,000
Redemptions	(925,000)	(2,675,000)	(2,250,000)	(14,000,000)
Total increase (decrease) in shares outstanding	250,000	25,000	(500,000)	(5,675,000)

The accompanying notes are an integral part of these financial statements.

339

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Emerging Markets Power Buffer ETF - July		Innovator Emerging Markets Power Buffer ETF - October
	Period Ended April 30, 2025 (Unaudited)	Year Eended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(335,789)	$(836,300)	$(279,914)	$(360,906)
Net realized gain (loss)	314,900	7,300,838	743,914	8,386,729
Net change in unrealized appreciation (depreciation)	3,097	6,115,669	(22,374)	(509,819)
Net increase (decrease) in net assets from operations	(17,792)	12,580,207	441,626	7,516,004
CAPITAL TRANSACTIONS:
Subscriptions	1,243,965	29,154,263	26,297,412	47,926,125
Redemptions	(16,896,410)	(55,934,818)	(18,895,725)	(45,083,065)
ETF transaction fees (See Note 5)	622	15,472	13,149	8,156
Net increase (decrease) in net assets from capital transactions	(15,651,823)	(26,765,083)	7,414,836	2,851,216
Net increase (decrease) in net assets	(15,669,615)	(14,184,876)	7,856,462	10,367,220
NET ASSETS:
Beginning of the period	86,896,222	101,081,098	53,242,201	42,874,981
End of the period	$71,226,607	$86,896,222	$61,098,663	$53,242,201
SHARES TRANSACTIONS
Subscriptions	50,000	1,225,000	1,000,000	1,850,000
Redemptions	(675,000)	(2,350,000)	(725,000)	(1,775,000)
Total increase (decrease) in shares outstanding	(625,000)	(1,125,000)	275,000	75,000

The accompanying notes are an integral part of these financial statements.

340

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Equity Defined Protection ETF - 1 Yr April	Innovator Equity Defined Protection ETF - 1 Yr August		Innovator Equity Defined Protection ETF - 1 Yr December
	Period Ended April 30, 2025(a) (Unaudited)	Period Ended April 30, 2025 (Unaudited)	Period Ended October 31, 2024(b)	Period Ended April 30, 2025(c) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(17,058)	$(282,378)	$(136,119)	$(370,036)
Net realized gain (loss)	12	506,757	82,933	485,637
Net change in unrealized appreciation (depreciation)	519,123	206,855	1,851,203	(685,610)
Net increase (decrease) in net assets from operations	502,077	431,234	1,798,017	(570,009)
CAPITAL TRANSACTIONS:
Subscriptions	41,773,060	7,927,030	82,379,685	179,885,868
Redemptions	—	(16,121,540)	(3,060,560)	(11,220,198)
ETF transaction fees (See Note 5)	18,156	4,619	41,502	79,472
Net increase (decrease) in net assets from capital transactions	41,791,216	(8,189,891)	79,360,627	168,745,142
Net increase (decrease) in net assets	42,293,293	(7,758,657)	81,158,644	168,175,133
NET ASSETS:
Beginning of the period	—	81,158,644	—	—
End of the period	$ 42,293,293	$73,399,987	$ 81,158,644	$ 168,175,133
SHARES TRANSACTIONS
Subscriptions	1,725,000	325,000	3,425,000	7,550,000
Redemptions	—	(650,000)	(125,000)	(475,000)
Total increase (decrease) in shares outstanding	1,725,000	(325,000)	3,300,000	7,075,000

(a)	Inception date of the Fund was March 31, 2025.
(b)	Inception date of the Fund was July 31, 2024.
(c)	Inception date of the Fund was November 29, 2024.
The accompanying notes are an integral part of these financial statements.

341

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Equity Defined Protection ETF - 1 Yr February	Innovator Equity Defined Protection ETF - 1 Yr January	Innovator Equity Defined Protection ETF - 1 Yr July
	Period Ended April 30, 2025(a) (Unaudited)	Period Ended April 30, 2025(b) (Unaudited)	Period Ended April 30, 2025 (Unaudited)	Period Ended October 31, 2024(c)
OPERATIONS:
Net investment income (loss)	$(182,421)	$(115,184)	$(408,130)	$(284,633)
Net realized gain (loss)	(21,806)	(5,609)	763,787	1,014,853
Net change in unrealized appreciation (depreciation)	(458,872)	(47,561)	45,776	2,353,251
Net increase (decrease) in net assets from operations	(663,099)	(168,354)	401,433	3,083,471
CAPITAL TRANSACTIONS:
Subscriptions	134,506,475	53,855,488	15,842,735	128,414,355
Redemptions	—	—	(18,925,780)	(15,995,258)
ETF transaction fees (See Note 5)	48,760	17,959	9,601	64,532
Net increase (decrease) in net assets from capital transactions	134,555,235	53,873,447	(3,073,444)	112,483,629
Net increase (decrease) in net assets	133,892,136	53,705,093	(2,672,011)	115,567,100
NET ASSETS:
Beginning of the period	1,194,967	—	115,567,100	—
End of the period	$ 135,087,103	$ 53,705,093	$ 112,895,089	$115,567,100
SHARES TRANSACTIONS
Subscriptions	5,700,000	2,100,000	600,000	4,925,000
Redemptions	—	—	(700,000)	(600,000)
Total increase (decrease) in shares outstanding	5,700,000	2,100,000	(100,000)	4,325,000

(a)	Inception date of the Fund was January 31, 2025.
(b)	Inception date of the Fund was December 31, 2024.
(c)	Inception date of the Fund was June 28, 2024.
The accompanying notes are an integral part of these financial statements.

342

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Equity Defined Protection ETF - 1 Yr March	Innovator Equity Defined Protection ETF - 1 Yr May	Innovator Equity Defined Protection ETF - 1 Yr November
	Period Ended April 30, 2025(a) (Unaudited)	Period Ended April 30, 2025(b) (Unaudited)	Period Ended April 30, 2025(c) (Unaudited)	Period Ended October 31, 2024(c)
OPERATIONS:
Net investment income (loss)	$(112,831)	$—	$(175,576)	$—
Net realized gain (loss)	(8,455)	—	1,382,252	—
Net change in unrealized appreciation (depreciation)	107,309	(144)	(736,601)	(160)
Net increase (decrease) in net assets from operations	(13,977)	(144)	470,075	(160)
CAPITAL TRANSACTIONS:
Subscriptions	105,138,807	1,210,500	83,560,873	1,241,500
Redemptions	—	—	(35,162,323)	—
ETF transaction fees (See Note 5)	45,812	605	38,360	621
Net increase (decrease) in net assets from capital transactions	105,184,619	1,211,105	48,436,910	1,242,121
Net increase (decrease) in net assets	105,170,642	1,210,961	48,906,985	1,241,961
NET ASSETS:
Beginning of the period	—	—	1,241,961	—
End of the period	$ 105,170,642	$ 1,210,961	$50,148,946	$ 1,241,961
SHARES TRANSACTIONS
Subscriptions	4,075,000	50,000	3,350,000	50,000
Redemptions	—	—	(1,400,000)	—
Total increase (decrease) in shares outstanding	4,075,000	50,000	1,950,000	50,000

(a)	Inception date of the Fund was February 28, 2025.
(b)	Inception date of the Fund was April 30, 2025.
(c)	Inception date of the Fund was October 31, 2024.
The accompanying notes are an integral part of these financial statements.

343

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Equity Defined Protection ETF - 1 Yr October		Innovator Equity Defined Protection ETF - 1 Yr September
	Period Ended April 30, 2025 (Unaudited)	Period Ended October 31, 2024(a)	Period Ended April 30, 2025 (Unaudited)	Period Ended October 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$(274,886)	$(32,439)	$(349,409)	$(117,538)
Net realized gain (loss)	31,327	—	1,085,113	67,339
Net change in unrealized appreciation (depreciation)	1,053,046	(71,851)	166,068	1,000,238
Net increase (decrease) in net assets from operations	809,487	(104,290)	901,772	950,039
CAPITAL TRANSACTIONS:
Subscriptions	16,311,577	69,478,798	15,515,527	110,065,723
Redemptions	(13,329,470)	—	(44,571,530)	(1,245,735)
ETF transaction fees (See Note 5)	9,155	26,913	17,511	54,106
Net increase (decrease) in net assets from capital transactions	2,991,262	69,505,711	(29,038,492)	108,874,094
Net increase (decrease) in net assets	3,800,749	69,401,421	(28,136,720)	109,824,133
NET ASSETS:
Beginning of the period	69,401,421	—	109,824,133	—
End of the period	$73,202,170	$ 69,401,421	$81,687,413	$ 109,824,133
SHARES TRANSACTIONS
Subscriptions	650,000	2,775,000	625,000	4,475,000
Redemptions	(525,000)	—	(1,775,000)	(50,000)
Total increase (decrease) in shares outstanding	125,000	2,775,000	(1,150,000)	4,425,000

(a)	Inception date of the Fund was September 30, 2024.
(b)	Inception date of the Fund was August 30, 2024.
(c)	Inception date of the Fund was October 31, 2024.
The accompanying notes are an integral part of these financial statements.

344

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Equity Defined Protection ETF - 2 Yr to April 2026		Innovator Equity Defined Protection ETF – 2 Yr to April 2027
	Period Ended April 30, 2025 (Unaudited)	Period Ended October 31, 2024(a)	Period Ended April 30, 2025(b) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(259,324)	$(287,824)	$ (2,178)
Net realized gain (loss)	1,403,127	1,004,454	—
Net change in unrealized appreciation (depreciation)	(797,117)	3,432,100	63,578
Net increase (decrease) in net assets from operations	346,686	4,148,730	61,400
CAPITAL TRANSACTIONS:
Subscriptions	2,623,883	81,709,270	5,427,238
Redemptions	(14,476,870)	(14,177,015)	—
ETF transaction fees (See Note 5)	1,655	42,469	2,714
Net increase (decrease) in net assets from capital transactions	(11,851,332)	67,574,724	5,429,952
Net increase (decrease) in net assets	(11,504,646)	71,723,454	5,491,352
NET ASSETS:
Beginning of the period	71,723,454	—	—
End of the period	$60,218,808	$71,723,454	$ 5,491,352
SHARES TRANSACTIONS
Subscriptions	100,000	3,300,000	225,000
Redemptions	(550,000)	(550,000)	—
Total increase (decrease) in shares outstanding	(450,000)	2,750,000	225,000

(a)	Inception date of the Fund was March 28, 2024.
(b)	Inception date of the Fund was March 31, 2025.
The accompanying notes are an integral part of these financial statements.

345

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Equity Defined Protection ETF - 2 Yr to January 2026		Innovator Equity Defined Protection ETF - 2 Yr to January 2027
	Period Ended April 30, 2025 (Unaudited)	Period Ended October 31, 2024(a)	Period Ended April 30, 2025(b) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(208,921)	$(424,640)	$(104,483)
Net realized gain (loss)	766,109	3,456,456	42,500
Net change in unrealized appreciation (depreciation)	122,723	1,447,955	(43,408)
Net increase (decrease) in net assets from operations	679,911	4,479,771	(105,391)
CAPITAL TRANSACTIONS:
Subscriptions	1,956,832	88,682,423	54,794,515
Redemptions	(13,137,337)	(33,443,803)	(628,440)
ETF transaction fees (See Note 5)	2,643	44,063	24,194
Net increase (decrease) in net assets from capital transactions	(11,177,862)	55,282,683	54,190,269
Net increase (decrease) in net assets	(10,497,951)	59,762,454	54,084,878
NET ASSETS:
Beginning of the period	59,762,454	—	—
End of the period	$49,264,503	$59,762,454	$ 54,084,878
SHARES TRANSACTIONS
Subscriptions	75,000	3,625,000	2,150,000
Redemptions	(500,000)	(1,325,000)	(25,000)
Total increase (decrease) in shares outstanding	(425,000)	2,300,000	2,125,000

(a)	Inception date of the Fund was December 29, 2023.
(b)	Inception date of the Fund was December 31, 2024.
The accompanying notes are an integral part of these financial statements.

346

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Equity Defined Protection ETF - 2 Yr to July 2025		Innovator Equity Defined Protection ETF - 2 Yr to July 2026
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Period Ended October 31, 2024(a)
OPERATIONS:
Net investment income (loss)	$(753,257)	$(1,742,373)	$(256,506)	$(148,213)
Net realized gain (loss)	6,363,757	17,276,366	1,136,910	(273,280)
Net change in unrealized appreciation (depreciation)	(1,426,586)	11,361,127	(363,608)	2,447,789
Net increase (decrease) in net assets from operations	4,183,914	26,895,120	516,796	2,026,296
CAPITAL TRANSACTIONS:
Subscriptions	6,281,803	86,192,502	11,227,755	92,218,748
Redemptions	(65,633,230)	(97,351,205)	(13,467,398)	(24,951,060)
ETF transaction fees (See Note 5)	7,707	48,539	5,946	55,635
Net increase (decrease) in net assets from capital transactions	(59,343,720)	(11,110,164)	(2,233,697)	67,323,323
Net increase (decrease) in net assets	(55,159,806)	15,784,956	(1,716,901)	69,349,619
NET ASSETS:
Beginning of the period	213,593,236	197,808,280	69,349,619	—
End of the period	$ 158,433,430	$ 213,593,236	$67,632,718	$69,349,619
SHARES TRANSACTIONS
Subscriptions	225,000	3,275,000	425,000	3,550,000
Redemptions	(2,350,000)	(3,650,000)	(500,000)	(950,000)
Total increase (decrease) in shares outstanding	(2,125,000)	(375,000)	(75,000)	2,600,000

(a)	Inception date of the Fund was June 28, 2024.
The accompanying notes are an integral part of these financial statements.

347

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Equity Defined Protection ETF - 2 Yr to October 2026		Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct
	Period Ended April 30, 2025 (Unaudited)	Period Ended October 31, 2024(a)	Period Ended April 30, 2025 (Unaudited)	Period Ended October 31, 2024(a)
OPERATIONS:
Net investment income (loss)	$(288,459)	$(25,235)	$(292,557)	$(35,656)
Net realized gain (loss)	(17,585)	35,856	591,895	—
Net change in unrealized appreciation (depreciation)	993,132	(242,990)	325,172	107,831
Net increase (decrease) in net assets from operations	687,088	(232,369)	624,510	72,175
CAPITAL TRANSACTIONS:
Subscriptions	29,212,748	56,353,645	103,804,067	75,471,343
Redemptions	—	(1,240,255)	(107,139,030)	—
ETF transaction fees (See Note 5)	14,292	28,178	17,587	22,960
Net increase (decrease) in net assets from capital transactions	29,227,040	55,141,568	(3,317,376)	75,494,303
Net increase (decrease) in net assets	29,914,128	54,909,199	(2,692,866)	75,566,478
NET ASSETS:
Beginning of the period	54,909,199	—	75,566,478	—
End of the period	$ 84,823,327	$ 54,909,199	$72,873,612	$ 75,566,478
SHARES TRANSACTIONS
Subscriptions	1,175,000	2,275,000	4,125,000	3,000,000
Redemptions	—	(50,000)	(4,225,000)	—
Total increase (decrease) in shares outstanding	1,175,000	2,225,000	(100,000)	3,000,000

(a)	Inception date of the Fund was September 30, 2024.
The accompanying notes are an integral part of these financial statements.

348

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul		Innovator Growth Accelerated ETF - Quarterly
	Period Ended April 30, 2025 (Unaudited)	Period Ended October 31, 2024(a)	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(730,464)	$(392,768)	$(148,093)	$(263,473)
Net realized gain (loss)	5,203,621	1,502,478	(534,333)	9,838,949
Net change in unrealized appreciation (depreciation)	(3,442,440)	2,654,764	560,186	423,793
Net increase (decrease) in net assets from operations	1,030,717	3,764,474	(122,240)	9,999,269
CAPITAL TRANSACTIONS:
Subscriptions	146,966,499	175,066,773	44,690,038	54,691,473
Redemptions	(55,208,285)	(25,311,600)	(44,944,207)	(63,307,443)
ETF transaction fees (See Note 5)	67,312	87,880	3,422	10,836
Net increase (decrease) in net assets from capital transactions	91,825,526	149,843,053	(250,747)	(8,605,134)
Net increase (decrease) in net assets	92,856,243	153,607,527	(372,987)	1,394,135
NET ASSETS:
Beginning of the period	153,607,527	—	34,240,656	32,846,521
End of the period	$ 246,463,770	$ 153,607,527	$33,867,669	$34,240,656
SHARES TRANSACTIONS
Subscriptions	5,375,000	6,700,000	1,300,000	1,825,000
Redemptions	(2,050,000)	(950,000)	(1,325,000)	(2,125,000)
Total increase (decrease) in shares outstanding	3,325,000	5,750,000	(25,000)	(300,000)

(a)	Inception date of the Fund was June 28, 2024.
The accompanying notes are an integral part of these financial statements.

349

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Growth Accelerated Plus ETF - April		Innovator Growth Accelerated Plus ETF - January
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(57,707)	$(102,629)	$(73,669)	$(211,457)
Net realized gain (loss)	1,796,175	2,845,376	3,871,466	1,264,751
Net change in unrealized appreciation (depreciation)	(954,990)	(63,312)	(3,867,806)	3,173,739
Net increase (decrease) in net assets from operations	783,478	2,679,435	(70,009)	4,227,033
CAPITAL TRANSACTIONS:
Subscriptions	12,265,075	7,442,483	11,855,268	17,903,602
Redemptions	(13,101,840)	(14,424,330)	(26,260,265)	(21,612,533)
ETF transaction fees (See Note 5)	3,293	3,721	294	7,063
Net increase (decrease) in net assets from capital transactions	(833,472)	(6,978,126)	(14,404,703)	(3,701,868)
Net increase (decrease) in net assets	(49,994)	(4,298,691)	(14,474,712)	525,165
NET ASSETS:
Beginning of the period	14,329,694	18,628,385	28,737,780	28,212,615
End of the period	$14,279,700	$14,329,694	$14,263,068	$28,737,780
SHARES TRANSACTIONS
Subscriptions	325,000	225,000	475,000	825,000
Redemptions	(350,000)	(450,000)	(1,050,000)	(1,000,000)
Total increase (decrease) in shares outstanding	(25,000)	(225,000)	(575,000)	(175,000)

The accompanying notes are an integral part of these financial statements.

350

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Growth Accelerated Plus ETF - July		Innovator Growth Accelerated Plus ETF - October
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(61,663)	$(112,315)	$(46,625)	$(87,140)
Net realized gain (loss)	299,917	3,096,769	—	2,383,331
Net change in unrealized appreciation (depreciation)	(206,929)	859,551	(145,687)	115,872
Net increase (decrease) in net assets from operations	31,325	3,844,005	(192,312)	2,412,063
CAPITAL TRANSACTIONS:
Subscriptions	—	11,941,748	5,802,537	8,142,288
Redemptions	(4,594,725)	(16,468,998)	—	(13,593,945)
ETF transaction fees (See Note 5)	—	5,971	2,566	1,628
Net increase (decrease) in net assets from capital transactions	(4,594,725)	(4,521,279)	5,805,103	(5,450,029)
Net increase (decrease) in net assets	(4,563,400)	(677,274)	5,612,791	(3,037,966)
NET ASSETS:
Beginning of the period	16,968,233	17,645,507	8,355,851	11,393,817
End of the period	$ 12,404,833	$16,968,233	$ 13,968,642	$8,355,851
SHARES TRANSACTIONS
Subscriptions	—	400,000	200,000	300,000
Redemptions	(150,000)	(575,000)	—	(500,000)
Total increase (decrease) in shares outstanding	(150,000)	(175,000)	200,000	(200,000)

The accompanying notes are an integral part of these financial statements.

351

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Growth-100 Power Buffer ETF - April		Innovator Growth-100 Power Buffer ETF - August
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Period Ended October 31, 2024(a)
OPERATIONS:
Net investment income (loss)	$(738,476)	$(1,310,522)	$(66,030)	$(29,038)
Net realized gain (loss)	8,280,546	24,478,614	486,802	89,848
Net change in unrealized appreciation (depreciation)	(9,836,463)	3,153,463	(205,301)	595,435
Net increase (decrease) in net assets from operations	(2,294,393)	26,321,555	215,471	656,245
CAPITAL TRANSACTIONS:
Subscriptions	248,512,255	221,142,545	4,366,282	16,773,295
Redemptions	(205,067,793)	(185,329,977)	(2,598,180)	(632,190)
ETF transaction fees (See Note 5)	39,055	65,759	1,572	7,779
Net increase (decrease) in net assets from capital transactions	43,483,517	35,878,327	1,769,674	16,148,884
Net increase (decrease) in net assets	41,189,124	62,199,882	1,985,145	16,805,129
NET ASSETS:
Beginning of the period	194,645,562	132,445,680	16,805,129	—
End of the period	$235,834,686	$194,645,562	$ 18,790,274	$ 16,805,129
SHARES TRANSACTIONS
Subscriptions	5,150,000	4,875,000	175,000	700,000
Redemptions	(4,225,000)	(4,050,000)	(100,000)	(25,000)
Total increase (decrease) in shares outstanding	925,000	825,000	75,000	675,000

(a)	Inception date of the Fund was July 31, 2024.
The accompanying notes are an integral part of these financial statements.

352

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Growth-100 Power Buffer ETF - December	Innovator Growth-100 Power Buffer ETF - February	Innovator Growth-100 Power Buffer ETF - January
	Period Ended April 30, 2025(a) (Unaudited)	Period Ended April 30, 2025(b) (Unaudited)	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(214,748)	$(75,192)	$(1,000,877)	$(1,577,424)
Net realized gain (loss)	76,563	(141,047)	25,848,330	22,269,086
Net change in unrealized appreciation (depreciation)	(1,910,874)	(1,847,431)	(28,951,935)	7,454,318
Net increase (decrease) in net assets from operations	(2,049,059)	(2,063,670)	(4,104,482)	28,145,980
CAPITAL TRANSACTIONS:
Subscriptions	82,784,435	49,757,693	143,465,350	201,365,505
Redemptions	(5,422,565)	(565,045)	(65,062,328)	(105,945,888)
ETF transaction fees (See Note 5)	36,792	12,704	54,674	113,719
Net increase (decrease) in net assets from capital transactions	77,398,662	49,205,352	78,457,696	95,533,336
Net increase (decrease) in net assets	75,349,603	47,141,682	74,353,214	123,679,316
NET ASSETS:
Beginning of the period	—	1,243,792	201,328,204	77,648,888
End of the period	$ 75,349,603	$ 48,385,474	$ 275,681,418	$201,328,204
SHARES TRANSACTIONS
Subscriptions	3,400,000	2,050,000	2,975,000	4,825,000
Redemptions	(225,000)	(25,000)	(1,400,000)	(2,400,000)
Total increase (decrease) in shares outstanding	3,175,000	2,025,000	1,575,000	2,425,000

(a)	Inception date of the Fund was November 29, 2024.
(b)	Inception date of the Fund was January 31, 2025.
The accompanying notes are an integral part of these financial statements.

353

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Growth-100 Power Buffer ETF - July		Innovator Growth-100 Power Buffer ETF - June
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Period Ended October 31, 2024(a)
OPERATIONS:
Net investment income (loss)	$(899,969)	$(1,811,099)	$(104,357)	$(91,356)
Net realized gain (loss)	4,524,193	37,796,432	526,690	961,508
Net change in unrealized appreciation (depreciation)	(1,650,009)	9,362,767	928,365	419,639
Net increase (decrease) in net assets from operations	1,974,215	45,348,100	1,350,698	1,289,791
CAPITAL TRANSACTIONS:
Subscriptions	9,083,962	297,655,528	16,881,792	38,094,873
Redemptions	(76,664,755)	(342,948,200)	(5,476,562)	(12,351,453)
ETF transaction fees (See Note 5)	7,587	79,712	7,815	18,748
Net increase (decrease) in net assets from capital transactions	(67,573,206)	(45,212,960)	11,413,045	25,762,168
Net increase (decrease) in net assets	(65,598,991)	135,140	12,763,743	27,051,959
NET ASSETS:
Beginning of the period	266,589,612	266,454,472	27,051,959	—
End of the period	$ 200,990,621	$266,589,612	$ 39,815,702	$27,051,959
SHARES TRANSACTIONS
Subscriptions	150,000	5,025,000	675,000	1,500,000
Redemptions	(1,225,000)	(5,925,000)	(200,000)	(475,000)
Total increase (decrease) in shares outstanding	(1,075,000)	(900,000)	475,000	1,025,000

(a)	Inception date of the Fund was May 31, 2024.
The accompanying notes are an integral part of these financial statements.

354

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Growth-100 Power Buffer ETF - March	Innovator Growth-100 Power Buffer ETF - May	Innovator Growth-100 Power Buffer ETF - November
	Period Ended April 30, 2025(a) (Unaudited)	Period Ended April 30, 2025(b) (Unaudited)	Period Ended April 30, 2025(c) (Unaudited)	Period Ended October 31, 2024(c)
OPERATIONS:
Net investment income (loss)	$(32,131)	$—	$(93,416)	$—
Net realized gain (loss)	(5,458)	—	504,481	—
Net change in unrealized appreciation (depreciation)	(244,755)	(227)	(487,076)	(233)
Net increase (decrease) in net assets from operations	(282,344)	(227)	(76,011)	(233)
CAPITAL TRANSACTIONS:
Subscriptions	33,419,797	1,226,500	32,384,805	1,248,500
Redemptions	—	—	(7,735,615)	—
ETF transaction fees (See Note 5)	12,829	—	12,075	—
Net increase (decrease) in net assets from capital transactions	33,432,626	1,226,500	24,661,265	1,248,500
Net increase (decrease) in net assets	33,150,282	1,226,273	24,585,254	1,248,267
NET ASSETS:
Beginning of the period	—	—	1,248,267	—
End of the period	$ 33,150,282	$ 1,226,273	$ 25,833,521	$ 1,248,267
SHARES TRANSACTIONS
Subscriptions	1,300,000	50,000	1,275,000	50,000
Redemptions	—	—	(300,000)	—
Total increase (decrease) in shares outstanding	1,300,000	50,000	975,000	50,000

(a)	Inception date of the Fund was February 28, 2025.
(b)	Inception date of the Fund was April 30, 2025.
(c)	Inception date of the Fund was October 31, 2024.
The accompanying notes are an integral part of these financial statements.

355

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Growth-100 Power Buffer ETF - October		Innovator Growth-100 Power Buffer ETF - September
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Period Ended October 31, 2024(a)
OPERATIONS:
Net investment income (loss)	$(613,437)	$(1,153,844)	$(137,740)	$(38,069)
Net realized gain (loss)	1,333,661	24,948,072	976,302	59,379
Net change in unrealized appreciation (depreciation)	866,756	1,657,872	(483,794)	707,611
Net increase (decrease) in net assets from operations	1,586,980	25,452,100	354,768	728,921
CAPITAL TRANSACTIONS:
Subscriptions	14,185,171	66,255,283	3,196,730	40,243,783
Redemptions	(25,049,633)	(78,995,731)	(11,388,920)	(4,909,490)
ETF transaction fees (See Note 5)	6,210	29,433	1,598	20,126
Net increase (decrease) in net assets from capital transactions	(10,858,252)	(12,711,015)	(8,190,592)	35,354,419
Net increase (decrease) in net assets	(9,271,272)	12,741,085	(7,835,824)	36,083,340
NET ASSETS:
Beginning of the period	161,025,021	148,283,936	36,083,340	—
End of the period	$ 151,753,749	$ 161,025,021	$28,247,516	$ 36,083,340
SHARES TRANSACTIONS
Subscriptions	280,000	1,365,000	125,000	1,650,000
Redemptions	(490,000)	(1,645,000)	(450,000)	(200,000)
Total increase (decrease) in shares outstanding	(210,000)	(280,000)	(325,000)	1,450,000

(a)	Inception date of the Fund was August 30, 2024.
The accompanying notes are an integral part of these financial statements.

356

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator International Developed 10 Buffer ETF - Quarterly		Innovator International Developed Power Buffer ETF - April
	Period Ended April 30, 2025 (Unaudited)	Period Ended October 31, 2024(a)	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(60,236)	$(10,697)	$(799,258)	$(1,957,495)
Net realized gain (loss)	541,789	104,648	4,197,157	24,579,687
Net change in unrealized appreciation (depreciation)	438,552	(76,986)	4,731,281	9,961,252
Net increase (decrease) in net assets from operations	920,105	16,965	8,129,180	32,583,444
CAPITAL TRANSACTIONS:
Subscriptions	31,358,027	9,555,888	196,742,070	195,632,648
Redemptions	(14,447,575)	(3,865,500)	(168,022,432)	(248,556,098)
ETF transaction fees (See Note 5)	7,463	2,220	28,669	93,645
Net increase (decrease) in net assets from capital transactions	16,917,915	5,692,608	28,748,307	(52,829,805)
Net increase (decrease) in net assets	17,838,020	5,709,573	36,877,487	(20,246,361)
NET ASSETS:
Beginning of the period	5,709,573	—	201,979,140	222,225,501
End of the period	$23,547,593	$5,709,573	$238,856,627	$201,979,140
SHARES TRANSACTIONS
Subscriptions	1,200,000	375,000	7,025,000	7,525,000
Redemptions	(550,000)	(150,000)	(5,925,000)	(9,475,000)
Total increase (decrease) in shares outstanding	650,000	225,000	1,100,000	(1,950,000)

(a)	Inception date of the Fund was June 28, 2024.
The accompanying notes are an integral part of these financial statements.

357

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator International Developed Power Buffer ETF - August		Innovator International Developed Power Buffer ETF - December
	Period Ended April 30, 2025 (Unaudited)	Period Ended October 31, 2024(a)	Period Ended April 30, 2025 (Unaudited)	Period Ended October 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$(59,419)	$(28,321)	$(77,467)	$(98,394)
Net realized gain (loss)	174,805	56,327	827,703	364,131
Net change in unrealized appreciation (depreciation)	794,237	(50,672)	334,760	792,589
Net increase (decrease) in net assets from operations	909,623	(22,666)	1,084,996	1,058,326
CAPITAL TRANSACTIONS:
Subscriptions	3,807,005	15,303,420	21,494,084	13,923,118
Redemptions	(2,452,435)	(622,903)	(11,304,960)	(4,113,208)
ETF transaction fees (See Note 5)	1,903	7,030	5,452	7,030
Net increase (decrease) in net assets from capital transactions	1,356,473	14,687,547	10,194,576	9,816,940
Net increase (decrease) in net assets	2,266,096	14,664,881	11,279,572	10,875,266
NET ASSETS:
Beginning of the period	14,664,881	—	10,875,266	—
End of the period	$ 16,930,977	$ 14,664,881	$22,154,838	$ 10,875,266
SHARES TRANSACTIONS
Subscriptions	150,000	625,000	800,000	550,000
Redemptions	(100,000)	(25,000)	(425,000)	(150,000)
Total increase (decrease) in shares outstanding	50,000	600,000	375,000	400,000

(a)	Inception date of the Fund was July 31, 2024.
(b)	Inception date of the Fund was November 30, 2023.
The accompanying notes are an integral part of these financial statements.

358

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator International Developed Power Buffer ETF - February		Innovator International Developed Power Buffer ETF - January
	Period Ended April 30, 2025 (Unaudited)	Period Ended October 31, 2024(a)	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(76,398)	$(77,758)	$(745,364)	$(1,571,765)
Net realized gain (loss)	649,330	322,066	1,659,527	14,702,738
Net change in unrealized appreciation (depreciation)	414,351	332,813	5,778,584	11,370,065
Net increase (decrease) in net assets from operations	987,283	577,121	6,692,747	24,501,038
CAPITAL TRANSACTIONS:
Subscriptions	26,976,350	15,185,775	217,039,830	97,981,660
Redemptions	(11,892,690)	(3,937,238)	(200,998,135)	(62,541,222)
ETF transaction fees (See Note 5)	10,576	6,969	21,860	51,937
Net increase (decrease) in net assets from capital transactions	15,094,236	11,255,506	16,063,555	35,492,375
Net increase (decrease) in net assets	16,081,519	11,832,627	22,756,302	59,993,413
NET ASSETS:
Beginning of the period	11,832,627	—	180,717,813	120,724,400
End of the period	$27,914,146	$11,832,627	$203,474,115	$ 180,717,813
SHARES TRANSACTIONS
Subscriptions	1,025,000	600,000	6,925,000	3,250,000
Redemptions	(450,000)	(150,000)	(6,375,000)	(2,000,000)
Total increase (decrease) in shares outstanding	575,000	450,000	550,000	1,250,000

(a)	Inception date of the Fund was January 31, 2024.
The accompanying notes are an integral part of these financial statements.

359

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator International Developed Power Buffer ETF - July		Innovator International Developed Power Buffer ETF - June
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Period Ended October 31, 2024(a)
OPERATIONS:
Net investment income (loss)	$(630,332)	$(1,437,691)	$(97,457)	$(73,312)
Net realized gain (loss)	215,136	16,754,757	(38,026)	119,016
Net change in unrealized appreciation (depreciation)	9,456,364	6,988,103	1,315,397	(200,498)
Net increase (decrease) in net assets from operations	9,041,168	22,305,169	1,179,914	(154,794)
CAPITAL TRANSACTIONS:
Subscriptions	11,409,765	106,345,222	9,522,354	25,199,070
Redemptions	(36,150,420)	(165,324,085)	(4,359,615)	(1,273,058)
ETF transaction fees (See Note 5)	9,878	20,106	5,389	11,972
Net increase (decrease) in net assets from capital transactions	(24,730,777)	(58,958,757)	5,168,128	23,937,984
Net increase (decrease) in net assets	(15,689,609)	(36,653,588)	6,348,042	23,783,190
NET ASSETS:
Beginning of the period	159,369,343	196,022,931	23,783,190	—
End of the period	$ 143,679,734	$159,369,343	$ 30,131,232	$ 23,783,190
SHARES TRANSACTIONS
Subscriptions	400,000	3,800,000	375,000	1,000,000
Redemptions	(1,275,000)	(5,950,000)	(175,000)	(50,000)
Total increase (decrease) in shares outstanding	(875,000)	(2,150,000)	200,000	950,000

(a)	Inception date of the Fund was May 31, 2024.
The accompanying notes are an integral part of these financial statements.

360

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator International Developed Power Buffer ETF - March		Innovator International Developed Power Buffer ETF - May
	Period Ended April 30, 2025 (Unaudited)	Period Ended October 31, 2024(a)	Period Ended April 30, 2025 (Unaudited)	Period Ended October 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$(131,272)	$(81,845)	$(37,458)	$(39,958)
Net realized gain (loss)	824,721	331,322	1,381,764	140,355
Net change in unrealized appreciation (depreciation)	356,474	162,983	(452,560)	69,781
Net increase (decrease) in net assets from operations	1,049,923	412,460	891,746	170,178
CAPITAL TRANSACTIONS:
Subscriptions	69,817,012	25,980,183	16,098,825	10,749,505
Redemptions	(43,400,780)	(13,460,498)	(13,796,104)	(1,956,835)
ETF transaction fees (See Note 5)	12,913	12,362	2,243	4,754
Net increase (decrease) in net assets from capital transactions	26,429,145	12,532,047	2,304,964	8,797,424
Net increase (decrease) in net assets	27,479,068	12,944,507	3,196,710	8,967,602
NET ASSETS:
Beginning of the period	12,944,507	—	8,967,602	—
End of the period	$40,423,575	$12,944,507	$12,164,312	$8,967,602
SHARES TRANSACTIONS
Subscriptions	2,650,000	1,025,000	625,000	425,000
Redemptions	(1,650,000)	(525,000)	(525,000)	(75,000)
Total increase (decrease) in shares outstanding	1,000,000	500,000	100,000	350,000

(a)	Inception date of the Fund was February 29, 2024.
(b)	Inception date of the Fund was April 30, 2024.
The accompanying notes are an integral part of these financial statements.

361

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator International Developed Power Buffer ETF - November		Innovator International Developed Power Buffer ETF - October
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(52,003)	$(27,309)	$(495,265)	$(953,990)
Net realized gain (loss)	18,492	490,307	1,564,407	19,234,972
Net change in unrealized appreciation (depreciation)	518,044	(831)	5,332,745	(3,526,531)
Net increase (decrease) in net assets from operations	484,533	462,167	6,401,887	14,754,451
CAPITAL TRANSACTIONS:
Subscriptions	13,251,235	8,517,280	89,927,122	40,037,250
Redemptions	(4,323,315)	(5,831,155)	(94,034,468)	(38,755,428)
ETF transaction fees (See Note 5)	6,626	2,042	45,695	20,207
Net increase (decrease) in net assets from capital transactions	8,934,546	2,688,167	(4,061,651)	1,302,029
Net increase (decrease) in net assets	9,419,079	3,150,334	2,340,236	16,056,480
NET ASSETS:
Beginning of the period	4,397,481	1,247,147	121,709,950	105,653,470
End of the period	$ 13,816,560	$4,397,481	$ 124,050,186	$ 121,709,950
SHARES TRANSACTIONS
Subscriptions	450,000	300,000	2,925,000	1,350,000
Redemptions	(150,000)	(200,000)	(3,075,000)	(1,325,000)
Total increase (decrease) in shares outstanding	300,000	100,000	(150,000)	25,000

The accompanying notes are an integral part of these financial statements.

362

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator International Developed Power Buffer ETF - September		Innovator Nasdaq-100 10 Buffer ETF - Quarterly
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Period Ended October 31, 2024(a)
OPERATIONS:
Net investment income (loss)	$(282,694)	$(398,073)	$(413,241)	$(53,237)
Net realized gain (loss)	1,320,446	7,210,363	2,960,922	225,934
Net change in unrealized appreciation (depreciation)	2,763,796	(552,176)	787,357	(82,065)
Net increase (decrease) in net assets from operations	3,801,548	6,260,114	3,335,038	90,632
CAPITAL TRANSACTIONS:
Subscriptions	87,459,915	93,410,592	223,564,605	92,943,270
Redemptions	(79,425,785)	(68,064,373)	(215,087,563)	(12,620,895)
ETF transaction fees (See Note 5)	45,487	22,755	22,020	40,193
Net increase (decrease) in net assets from capital transactions	8,079,617	25,368,974	8,499,062	80,362,568
Net increase (decrease) in net assets	11,881,165	31,629,088	11,834,100	80,453,200
NET ASSETS:
Beginning of the period	67,675,605	36,046,517	80,453,200	—
End of the period	$79,556,770	$67,675,605	$92,287,300	$80,453,200
SHARES TRANSACTIONS
Subscriptions	3,050,000	3,325,000	8,500,000	3,675,000
Redemptions	(2,775,000)	(2,400,000)	(8,200,000)	(500,000)
Total increase (decrease) in shares outstanding	275,000	925,000	300,000	3,175,000

(a)	Inception date of the Fund was June 28, 2024.
The accompanying notes are an integral part of these financial statements.

363

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Premium Income 10 Barrier ETF - July		Innovator Premium Income 10 Barrier ETF - October
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$96,507	$195,513	$77,040	$211,303
Net realized gain (loss)	31	379,157	3,457	189,794
Net change in unrealized appreciation (depreciation)	70,352	(46,548)	46,817	(8,900)
Net increase (decrease) in net assets from operations	166,890	528,122	127,314	392,197
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(188,897)	(367,421)	(156,565)	(398,508)
From return of capital	—	—	—	(38,351)
Total distributions to shareholders	(188,897)	(367,421)	(156,565)	(436,859)
CAPITAL TRANSACTIONS:
Subscriptions	596,017	5,610,915	1,692,242	1,831,100
Redemptions	—	(5,634,468)	(1,192,765)	—
ETF transaction fees (See Note 5)	298	5,993	565	1,098
Net increase (decrease) in net assets from capital transactions	596,315	(17,560)	500,042	1,832,198
Net increase (decrease) in net assets	574,308	143,141	470,791	1,787,536
NET ASSETS:
Beginning of the period	4,993,836	4,850,695	4,760,754	2,973,218
End of the period	$ 5,568,144	$4,993,836	$5,231,545	$ 4,760,754
SHARES TRANSACTIONS
Subscriptions	25,000	225,000	75,000	75,000
Redemptions	—	(225,000)	(50,000)	—
Total increase (decrease) in shares outstanding	25,000	—	25,000	75,000

The accompanying notes are an integral part of these financial statements.

364

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Premium Income 15 Buffer ETF - April		Innovator Premium Income 15 Buffer ETF - January
	Period Ended April 30, 2025 (Unaudited)	Period Ended October 31, 2024(a)	Period Ended April 30, 2025 (Unaudited)	Period Ended October 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$79,646	$87,601	$198,784	$417,456
Net realized gain (loss)	58,841	12	129,642	109,528
Net change in unrealized appreciation (depreciation)	(57,090)	39,406	(225,850)	123,198
Net increase (decrease) in net assets from operations	81,397	127,019	102,576	650,182
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(119,006)	(87,613)	(301,171)	(417,456)
From return of capital	–	(29,719)	—	(162,312)
Total distributions to shareholders	(119,006)	(117,332)	(301,171)	(579,768)
CAPITAL TRANSACTIONS:
Subscriptions	1,859,492	3,740,906	5,497,553	17,144,753
Redemptions	—	—	(607,495)	(8,618,785)
ETF transaction fees (See Note 5)	314	1,870	1,971	10,303
Net increase (decrease) in net assets from capital transactions	1,859,806	3,742,776	4,892,029	8,536,271
Net increase (decrease) in net assets	1,822,197	3,752,463	4,693,434	8,606,685
NET ASSETS:
Beginning of the period	3,752,463	—	8,606,685	—
End of the period	$ 5,574,660	$ 3,752,463	$ 13,300,119	$8,606,685
SHARES TRANSACTIONS
Subscriptions	75,000	150,000	225,000	700,000
Redemptions	—	—	(25,000)	(350,000)
Total increase (decrease) in shares outstanding	75,000	150,000	200,000	350,000

(a)	Inception date of the Fund was March 28, 2024.
(b)	Inception date of the Fund was December 29, 2023.
The accompanying notes are an integral part of these financial statements.

365

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Premium Income 15 Buffer ETF - July		Innovator Premium Income 15 Buffer ETF - October
	Period Ended April 30, 2025 (Unaudited)	Period Ended October 31, 2024(a)	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$48,298	$30,560	$306,428	$735,995
Net realized gain (loss)	6	8	(270)	260,585
Net change in unrealized appreciation (depreciation)	13,303	18,284	74,394	(64,046)
Net increase (decrease) in net assets from operations	61,607	48,852	380,552	932,534
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(66,409)	(30,568)	(487,910)	(735,995)
From return of capital	–	(10,938)	—	(384,786)
Total distributions to shareholders	(66,409)	(41,506)	(487,910)	(1,120,781)
CAPITAL TRANSACTIONS:
Subscriptions	—	2,375,435	1,182,065	31,731,770
Redemptions	—	—	—	(20,321,890)
ETF transaction fees (See Note 5)	—	1,189	298	7,387
Net increase (decrease) in net assets from capital transactions	—	2,376,624	1,182,363	11,417,267
Net increase (decrease) in net assets	(4,802)	2,383,970	1,075,005	11,229,020
NET ASSETS:
Beginning of the period	2,383,970	—	18,331,640	7,102,620
End of the period	$ 2,379,168	$ 2,383,970	$ 19,406,645	$18,331,640
SHARES TRANSACTIONS
Subscriptions	—	100,000	50,000	1,325,000
Redemptions	—	—	—	(850,000)
Total increase (decrease) in shares outstanding	—	100,000	50,000	475,000

(a)	Inception date of the Fund was June 28, 2024.
The accompanying notes are an integral part of these financial statements.

366

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Premium Income 20 Barrier ETF - April		Innovator Premium Income 20 Barrier ETF - January
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Period Ended October 31, 2024(a)
OPERATIONS:
Net investment income (loss)	$498,299	$1,116,621	$187,438	$308,162
Net realized gain (loss)	449,491	(143,587)	16,978	254,497
Net change in unrealized appreciation (depreciation)	(454,248)	944,473	(107,075)	(55,329)
Net increase (decrease) in net assets from operations	493,542	1,917,507	97,341	507,330
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(885,846)	(1,853,369)	(315,766)	(475,592)
From return of capital	—	(92,364)	—	—
Total distributions to shareholders	(885,846)	(1,945,733)	(315,766)	(475,592)
CAPITAL TRANSACTIONS:
Subscriptions	1,793,355	6,180,330	6,636,790	10,513,835
Redemptions	(2,465,205)	(4,917,972)	(3,697,080)	(1,245,325)
ETF transaction fees (See Note 5)	1,758	4,954	4,797	6,807
Net increase (decrease) in net assets from capital transactions	(670,092)	1,267,312	2,944,507	9,275,317
Net increase (decrease) in net assets	(1,062,396)	1,239,086	2,726,082	9,307,055
NET ASSETS:
Beginning of the period	27,802,309	26,563,223	9,307,055	—
End of the period	$ 26,739,913	$ 27,802,309	$ 12,033,137	$9,307,055
SHARES TRANSACTIONS
Subscriptions	75,000	250,000	275,000	425,000
Redemptions	(100,000)	(200,000)	(150,000)	(50,000)
Total increase (decrease) in shares outstanding	(25,000)	50,000	125,000	375,000

(a)	Inception date of the Fund was December 29, 2023.
The accompanying notes are an integral part of these financial statements.

367

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Premium Income 20 Barrier ETF - July		Innovator Premium Income 20 Barrier ETF - October
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$422,218	$1,042,539	$327,006	$839,864
Net realized gain (loss)	42,136	681,896	182,954	535,491
Net change in unrealized appreciation (depreciation)	151,721	332,323	(136,940)	(77,159)
Net increase (decrease) in net assets from operations	616,075	2,056,758	373,020	1,298,196
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(629,500)	(1,648,086)	(621,046)	(1,349,404)
From return of capital	—	—	—	(99,745)
Total distributions to shareholders	(629,500)	(1,648,086)	(621,046)	(1,449,149)
CAPITAL TRANSACTIONS:
Subscriptions	—	613,607	2,374,492	11,482,487
Redemptions	(2,506,860)	(5,621,863)	(2,921,657)	(2,432,818)
ETF transaction fees (See Note 5)	254	1,761	2,662	7,619
Net increase (decrease) in net assets from capital transactions	(2,506,606)	(5,006,495)	(544,503)	9,057,288
Net increase (decrease) in net assets	(2,520,031)	(4,597,823)	(792,529)	8,906,335
NET ASSETS:
Beginning of the period	20,574,006	25,171,829	19,629,911	10,723,576
End of the period	$ 18,053,975	$ 20,574,006	$ 18,837,382	$19,629,911
SHARES TRANSACTIONS
Subscriptions	—	25,000	100,000	475,000
Redemptions	(100,000)	(225,000)	(125,000)	(100,000)
Total increase (decrease) in shares outstanding	(100,000)	(200,000)	(25,000)	375,000

The accompanying notes are an integral part of these financial statements.

368

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Premium Income 30 Barrier ETF - April		Innovator Premium Income 30 Barrier ETF - January
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Period Ended October 31, 2024(a)
OPERATIONS:
Net investment income (loss)	$654,101	$1,671,309	$350,505	$737,555
Net realized gain (loss)	372,453	(258,429)	(241,332)	561,690
Net change in unrealized appreciation (depreciation)	(346,143)	1,094,253	85,053	(277,884)
Net increase (decrease) in net assets from operations	680,411	2,507,133	194,226	1,021,361
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(970,004)	(2,449,312)	(510,135)	(982,493)
From return of capital	—	(30,654)	—	—
Total distributions to shareholders	(970,004)	(2,479,966)	(510,135)	(982,493)
CAPITAL TRANSACTIONS:
Subscriptions	5,976,215	3,086,138	592,612	25,959,568
Redemptions	(6,209,315)	(13,588,153)	(4,947,319)	(3,718,528)
ETF transaction fees (See Note 5)	4,011	7,795	1,499	22,999
Net increase (decrease) in net assets from capital transactions	(229,089)	(10,494,220)	(4,353,208)	22,264,039
Net increase (decrease) in net assets	(518,682)	(10,467,053)	(4,669,117)	22,302,907
NET ASSETS:
Beginning of the period	38,286,822	48,753,875	22,302,907	—
End of the period	$ 37,768,140	$38,286,822	$ 17,633,790	$ 22,302,907
SHARES TRANSACTIONS
Subscriptions	250,000	125,000	25,000	1,050,000
Redemptions	(250,000)	(550,000)	(200,000)	(150,000)
Total increase (decrease) in shares outstanding	—	(425,000)	(175,000)	900,000

(a)	Inception date of the Fund was December 29, 2023.
The accompanying notes are an integral part of these financial statements.

369

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Premium Income 30 Barrier ETF - July		Innovator Premium Income 30 Barrier ETF - October
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$459,289	$1,127,715	$363,209	$1,001,798
Net realized gain (loss)	35,576	304,439	71,341	434,868
Net change in unrealized appreciation (depreciation)	112,427	339,462	36,354	(83,773)
Net increase (decrease) in net assets from operations	607,292	1,771,616	470,904	1,352,893
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(601,333)	(1,554,560)	(591,790)	(1,419,090)
From return of capital	—	—	—	(24,164)
Total distributions to shareholders	(601,333)	(1,554,560)	(591,790)	(1,443,254)
CAPITAL TRANSACTIONS:
Subscriptions	(1)	621,085	1,201,495	13,244,325
Redemptions	(3,737,665)	(5,632,930)	(2,904,118)	(5,456,780)
ETF transaction fees (See Note 5)	505	2,382	1,840	12,418
Net increase (decrease) in net assets from capital transactions	(3,737,161)	(5,009,463)	(1,700,783)	7,799,963
Net increase (decrease) in net asset	(3,731,202)	(4,792,407)	(1,821,669)	7,709,602
NET ASSETS:
Beginning of the period	23,695,029	28,487,436	21,429,862	13,720,260
End of the period	$ 19,963,827	$ 23,695,029	$ 19,608,193	$ 21,429,862
SHARES TRANSACTIONS
Subscriptions	—	25,000	50,000	550,000
Redemptions	(150,000)	(225,000)	(125,000)	(225,000)
Total increase (decrease) in shares outstanding	(150,000)	(200,000)	(75,000)	325,000

The accompanying notes are an integral part of these financial statements.

370

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Premium Income 40 Barrier ETF - July		Innovator Premium Income 40 Barrier ETF - October
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$162,239	$365,933	$209,158	$516,375
Net realized gain (loss)	132,675	111,615	145,027	119,135
Net change in unrealized appreciation (depreciation)	(98,113)	12,241	(7,460)	(65,646)
Net increase (decrease) in net assets from operations	196,801	489,789	346,725	569,864
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(192,555)	(462,240)	(302,608)	(621,267)
From return of capital	—	(372)	—	(40,170)
Total distributions to shareholders	(192,555)	(462,612)	(302,608)	(661,437)
CAPITAL TRANSACTIONS:
Subscriptions	—	1,869,820	6,516,438	9,038,648
Redemptions	(626,408)	(1,864,030)	(3,566,065)	(3,023,600)
ETF transaction fees (See Note 5)	126	2,748	1,197	9,642
Net increase (decrease) in net assets from capital transactions	(626,282)	8,538	2,951,570	6,024,690
Net increase (decrease) in net asset	(622,036)	35,715	2,995,687	5,933,117
NET ASSETS:
Beginning of the period	8,103,995	8,068,280	12,494,766	6,561,649
End of the period	$ 7,481,959	$8,103,995	$ 15,490,453	$ 12,494,766
SHARES TRANSACTIONS
Subscriptions	—	75,000	275,000	375,000
Redemptions	(25,000)	(75,000)	(150,000)	(125,000)
Total increase (decrease) in shares outstanding	(25,000)	—	125,000	250,000

The accompanying notes are an integral part of these financial statements.

371

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Premium Income 9 Buffer ETF - July		Innovator Premium Income 9 Buffer ETF - October
	Period Ended April 30, 2025 (Unaudited)	Period Ended October 31, 2024(a)	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$25,293	$21,874	$232,001	$566,013
Net realized gain (loss)	10	7,347	(5,770)	259,291
Net change in unrealized appreciation (depreciation)	6,954	9,350	19,386	(53,652)
Net increase (decrease) in net assets from operations	32,257	38,571	245,617	771,652
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(37,778)	(22,917)	(429,466)	(566,757)
From return of capital	—	(8,565)	—	(421,974)
Total distributions to shareholders	(37,778)	(31,482)	(429,466)	(988,731)
CAPITAL TRANSACTIONS:
Subscriptions	—	1,782,825	596,022	28,180,740
Redemptions	1	(600,088)	(2,944,460)	(14,964,353)
ETF transaction fees (See Note 5)	—	1,014	663	7,037
Net increase (decrease) in net assets from capital transactions	1	1,183,751	(2,347,775)	13,223,424
Net increase (decrease) in net asset	(5,520)	1,190,840	(2,531,624)	13,006,345
NET ASSETS:
Beginning of the period	1,190,840	—	15,369,433	2,363,088
End of the period	$ 1,185,320	$ 1,190,840	$ 12,837,809	$15,369,433
SHARES TRANSACTIONS
Subscriptions	—	75,000	25,000	1,175,000
Redemptions	—	(25,000)	(125,000)	(625,000)
Total increase (decrease) in shares outstanding	—	50,000	(100,000)	550,000

(a)	Inception date of the Fund was June 28, 2024.
The accompanying notes are an integral part of these financial statements.

372

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity 10 Buffer ETF - Quarterly		Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(1,213,242)	$(803,482)	$(391,558)	$(394,565)
Net realized gain (loss)	4,753,269	14,335,032	(3,582,626)	13,177,554
Net change in unrealized appreciation (depreciation)	(98,206)	313,533	507,564	(345,145)
Net increase (decrease) in net assets from operations	3,441,821	13,845,083	(3,466,620)	12,437,844
CAPITAL TRANSACTIONS:
Subscriptions	265,566,992	413,500,690	162,579,835	337,160,913
Redemptions	(93,871,597)	(195,916,748)	(128,290,882)	(259,951,358)
ETF transaction fees (See Note 5)	105,928	132,681	27,622	53,847
Net increase (decrease) in net assets from capital transactions	171,801,323	217,716,623	34,316,575	77,263,402
Net increase (decrease) in net asset	175,243,144	231,561,706	30,849,955	89,701,246
NET ASSETS:
Beginning of the period	256,457,781	24,896,075	102,315,935	12,614,689
End of the period	$ 431,700,925	$256,457,781	$133,165,890	$102,315,935
SHARES TRANSACTIONS
Subscriptions	8,925,000	14,875,000	5,000,000	11,325,000
Redemptions	(3,175,000)	(7,075,000)	(3,900,000)	(8,575,000)
Total increase (decrease) in shares outstanding	5,750,000	7,800,000	1,100,000	2,750,000

The accompanying notes are an integral part of these financial statements.

373

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Accelerated 9 Buffer ETF - April		Innovator U.S. Equity Accelerated 9 Buffer ETF - January
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(450,412)	$(633,029)	$(375,720)	$(697,874)
Net realized gain (loss)	35,960,437	9,794,031	537,371	9,908,977
Net change in unrealized appreciation (depreciation)	(18,127,323)	3,278,138	(12,953,389)	2,999,089
Net increase (decrease) in net assets from operations	17,382,702	12,439,140	(12,791,738)	12,210,192
CAPITAL TRANSACTIONS:
Subscriptions	398,184,187	44,214,533	247,222,085	64,435,598
Redemptions	(265,424,457)	(43,795,260)	(227,745,802)	(61,653,173)
ETF transaction fees (See Note 5)	126,410	13,152	57,037	13,910
Net increase (decrease) in net assets from capital transactions	132,886,140	432,425	19,533,320	2,796,335
Net increase (decrease) in net asset	150,268,842	12,871,565	6,741,582	15,006,527
NET ASSETS:
Beginning of the period	86,696,139	73,824,574	86,615,519	71,608,992
End of the period	$236,964,981	$86,696,139	$93,357,101	$86,615,519
SHARES TRANSACTIONS
Subscriptions	11,925,000	1,425,000	8,750,000	2,500,000
Redemptions	(7,700,000)	(1,400,000)	(8,475,000)	(2,350,000)
Total increase (decrease) in shares outstanding	4,225,000	25,000	275,000	150,000

The accompanying notes are an integral part of these financial statements.

374

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Accelerated 9 Buffer ETF - July		Innovator U.S. Equity Accelerated 9 Buffer ETF - October
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(650,646)	$(781,903)	$(359,384)	$(541,697)
Net realized gain (loss)	6,143,542	10,377,930	(323,415)	9,128,804
Net change in unrealized appreciation (depreciation)	(6,076,327)	6,030,911	(927,989)	294,071
Net increase (decrease) in net assets from operations	(583,431)	15,626,938	(1,610,788)	8,881,178
CAPITAL TRANSACTIONS:
Subscriptions	36,517,930	108,804,390	165,842,415	54,093,895
Redemptions	(79,137,495)	(52,765,663)	(36,004,228)	(51,530,978)
ETF transaction fees (See Note 5)	868	45,136	66,644	9,987
Net increase (decrease) in net assets from capital transactions	(42,618,697)	56,083,863	129,904,831	2,572,904
Net increase (decrease) in net asset	(43,202,128)	71,710,801	128,294,043	11,454,082
NET ASSETS:
Beginning of the period	150,391,561	78,680,760	66,559,702	55,105,620
End of the period	$ 107,189,433	$ 150,391,561	$ 194,853,745	$66,559,702
SHARES TRANSACTIONS
Subscriptions	1,075,000	3,350,000	5,600,000	1,875,000
Redemptions	(2,400,000)	(1,650,000)	(1,275,000)	(1,750,000)
Total increase (decrease) in shares outstanding	(1,325,000)	1,700,000	4,325,000	125,000

The accompanying notes are an integral part of these financial statements.

375

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Accelerated ETF - July		Innovator U.S. Equity Accelerated ETF - October
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(33,939)	$(70,764)	$(19,605)	$(45,696)
Net realized gain (loss)	575,688	1,334,045	(42,298)	920,538
Net change in unrealized appreciation (depreciation)	(317,351)	913,189	(26,915)	28,429
Net increase (decrease) in net assets from operations	224,398	2,176,470	(88,818)	903,271
CAPITAL TRANSACTIONS:
Subscriptions	—	7,069,265	—	2,761,485
Redemptions	(6,995,857)	(6,899,465)	(2,164,090)	(2,212,045)
ETF transaction fees (See Note 5)	—	3,535	—	1,382
Net increase (decrease) in net assets from capital transactions	(6,995,857)	173,335	(2,164,090)	550,822
Net increase (decrease) in net asset	(6,771,459)	2,349,805	(2,252,908)	1,454,093
NET ASSETS:
Beginning of the period	10,975,976	8,626,171	5,155,895	3,701,802
End of the period	$4,204,517	$ 10,975,976	$2,902,987	$5,155,895
SHARES TRANSACTIONS
Subscriptions	—	225,000	—	100,000
Redemptions	(200,000)	(225,000)	(75,000)	(75,000)
Total increase (decrease) in shares outstanding	(200,000)	—	(75,000)	25,000

The accompanying notes are an integral part of these financial statements.

376

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Accelerated ETF - Quarterly		Innovator U.S. Equity Accelerated Plus ETF - April
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(220,059)	$(462,603)	$(53,250)	$(74,700)
Net realized gain (loss)	(743,453)	14,852,498	1,391,351	1,651,725
Net change in unrealized appreciation (depreciation)	(91,847)	1,113,741	69,210	411,184
Net increase (decrease) in net assets from operations	(1,055,359)	15,503,636	1,407,311	1,988,209
CAPITAL TRANSACTIONS:
Subscriptions	79,008,528	125,791,113	27,392,224	5,516,193
Redemptions	(77,639,225)	(166,359,065)	(12,417,182)	(6,987,323)
ETF transaction fees (See Note 5)	4,129	10,078	6,616	2,758
Net increase (decrease) in net assets from capital transactions	1,373,432	(40,557,874)	14,981,658	(1,468,372)
Net increase (decrease) in net asset	318,073	(25,054,238)	16,388,969	519,837
NET ASSETS:
Beginning of the period	51,473,999	76,528,237	10,925,146	10,405,309
End of the period	$51,792,072	$51,473,999	$27,314,115	$ 10,925,146
SHARES TRANSACTIONS
Subscriptions	2,150,000	3,825,000	800,000	175,000
Redemptions	(2,125,000)	(5,175,000)	(350,000)	(225,000)
Total increase (decrease) in shares outstanding	25,000	(1,350,000)	450,000	(50,000)

The accompanying notes are an integral part of these financial statements.

377

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Accelerated Plus ETF - January		Innovator U.S. Equity Accelerated Plus ETF - July
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(58,267)	$(141,037)	$(44,760)	$(92,490)
Net realized gain (loss)	142,178	4,753,048	310,196	2,147,810
Net change in unrealized appreciation (depreciation)	(482,069)	(1,558,413)	(128,147)	1,149,829
Net increase (decrease) in net assets from operations	(398,158)	3,053,598	137,289	3,205,149
CAPITAL TRANSACTIONS:
Subscriptions	8,925,942	19,466,145	5,741,140	4,599,528
Redemptions	(9,025,425)	(23,852,903)	(2,524,958)	(12,049,255)
ETF transaction fees (See Note 5)	1,705	7,926	2,062	2,299
Net increase (decrease) in net assets from capital transactions	(97,778)	(4,378,832)	3,218,244	(7,447,428)
Net increase (decrease) in net asset	(495,936)	(1,325,234)	3,355,533	(4,242,279)
NET ASSETS:
Beginning of the period	17,073,853	18,399,087	11,469,781	15,712,060
End of the period	$ 16,577,917	$17,073,853	$ 14,825,314	$11,469,781
SHARES TRANSACTIONS
Subscriptions	325,000	775,000	175,000	150,000
Redemptions	(325,000)	(950,000)	(75,000)	(400,000)
Total increase (decrease) in shares outstanding	—	(175,000)	100,000	(250,000)

The accompanying notes are an integral part of these financial statements.

378

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Accelerated Plus ETF - October		Innovator U.S. Equity Buffer ETF - April
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(50,701)	$(134,067)	$(977,103)	$(1,728,319)
Net realized gain (loss)	229,732	2,910,752	17,256,726	32,709,284
Net change in unrealized appreciation (depreciation)	(255,496)	116,206	(12,979,615)	14,762,078
Net increase (decrease) in net assets from operations	(76,465)	2,892,891	3,300,008	45,743,043
CAPITAL TRANSACTIONS:
Subscriptions	2,835,698	9,953,730	373,931,378	317,571,590
Redemptions	(3,642,027)	(11,273,453)	(273,687,023)	(253,776,055)
ETF transaction fees (See Note 5)	740	4,619	83,029	93,210
Net increase (decrease) in net assets from capital transactions	(805,589)	(1,315,104)	100,327,384	63,888,745
Net increase (decrease) in net asset	(882,054)	1,577,787	103,627,392	109,631,788
NET ASSETS:
Beginning of the period	14,302,068	12,724,281	261,064,481	151,432,693
End of the period	$ 13,420,014	$14,302,068	$364,691,873	$261,064,481
SHARES TRANSACTIONS
Subscriptions	100,000	375,000	9,000,000	7,950,000
Redemptions	(125,000)	(400,000)	(6,400,000)	(6,300,000)
Total increase (decrease) in shares outstanding	(25,000)	(25,000)	2,600,000	1,650,000

The accompanying notes are an integral part of these financial statements.

379

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Buffer ETF - August		Innovator U.S. Equity Buffer ETF - December
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(683,283)	$(1,455,940)	$(879,915)	$(1,058,420)
Net realized gain (loss)	5,752,976	37,881,150	18,581,307	16,358,443
Net change in unrealized appreciation (depreciation)	(6,848,029)	15,344,375	(29,657,091)	13,924,979
Net increase (decrease) in net assets from operations	(1,778,336)	51,769,585	(11,955,699)	29,225,002
CAPITAL TRANSACTIONS:
Subscriptions	92,645,960	266,431,185	314,896,798	78,823,845
Redemptions	(117,962,280)	(319,499,578)	(237,329,427)	(78,504,228)
ETF transaction fees (See Note 5)	7,171	78,368	137,214	29,312
Net increase (decrease) in net assets from capital transactions	(25,309,149)	(52,990,025)	77,704,585	348,929
Net increase (decrease) in net asset	(27,087,485)	(1,220,440)	65,748,886	29,573,931
NET ASSETS:
Beginning of the period	180,816,724	182,037,164	125,503,680	95,929,749
End of the period	$153,729,239	$180,816,724	$191,252,566	$ 125,503,680
SHARES TRANSACTIONS
Subscriptions	2,300,000	6,900,000	7,250,000	2,100,000
Redemptions	(2,900,000)	(8,250,000)	(5,550,000)	(2,000,000)
Total increase (decrease) in shares outstanding	(600,000)	(1,350,000)	1,700,000	100,000

The accompanying notes are an integral part of these financial statements.

380

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Buffer ETF - February		Innovator U.S. Equity Buffer ETF - January
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(589,619)	$(1,306,303)	$(1,048,265)	$(1,867,713)
Net realized gain (loss)	16,170,163	27,836,603	38,142,724	37,606,489
Net change in unrealized appreciation (depreciation)	(21,561,138)	7,683,465	(41,421,661)	19,865,310
Net increase (decrease) in net assets from operations	(5,980,594)	34,213,765	(4,327,202)	55,604,086
CAPITAL TRANSACTIONS:
Subscriptions	211,501,785	193,825,920	80,967,265	115,776,730
Redemptions	(150,210,140)	(196,881,068)	(40,324,980)	(66,782,125)
ETF transaction fees (See Note 5)	29,608	80,297	40,353	62,492
Net increase (decrease) in net assets from capital transactions	61,321,253	(2,974,851)	40,682,638	49,057,097
Net increase (decrease) in net asset	55,340,659	31,238,914	36,355,436	104,661,183
NET ASSETS:
Beginning of the period	131,167,903	99,928,989	253,121,510	148,460,327
End of the period	$186,508,562	$131,167,903	$ 289,476,946	$ 253,121,510
SHARES TRANSACTIONS
Subscriptions	4,900,000	5,100,000	1,675,000	2,825,000
Redemptions	(3,500,000)	(5,025,000)	(850,000)	(1,525,000)
Total increase (decrease) in shares outstanding	1,400,000	75,000	825,000	1,300,000

The accompanying notes are an integral part of these financial statements.

381

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Buffer ETF - July		Innovator U.S. Equity Buffer ETF - June
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(914,480)	$(2,098,208)	$(515,193)	$(914,625)
Net realized gain (loss)	3,675,623	53,610,275	3,129,424	18,155,149
Net change in unrealized appreciation (depreciation)	(4,236,966)	23,595,893	(2,857,233)	7,720,227
Net increase (decrease) in net assets from operations	(1,475,823)	75,107,960	(243,002)	24,960,751
CAPITAL TRANSACTIONS:
Subscriptions	36,455,020	310,759,265	12,870,380	88,533,000
Redemptions	(50,430,467)	(467,785,285)	(30,190,235)	(63,623,302)
ETF transaction fees (See Note 5)	12,372	69,088	5,990	36,195
Net increase (decrease) in net assets from capital transactions	(13,963,075)	(156,956,932)	(17,313,865)	24,945,893
Net increase (decrease) in net asset	(15,438,898)	(81,848,972)	(17,556,867)	49,906,644
NET ASSETS:
Beginning of the period	259,766,278	341,615,250	150,937,451	101,030,807
End of the period	$ 244,327,380	$259,766,278	$ 133,380,584	$ 150,937,451
SHARES TRANSACTIONS
Subscriptions	850,000	7,475,000	325,000	2,300,000
Redemptions	(1,125,000)	(11,575,000)	(725,000)	(1,700,000)
Total increase (decrease) in shares outstanding	(275,000)	(4,100,000)	(400,000)	600,000

The accompanying notes are an integral part of these financial statements.

382

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Buffer ETF - March		Innovator U.S. Equity Buffer ETF - May
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(685,887)	$(1,181,413)	$(500,887)	$(979,262)
Net realized gain (loss)	24,987,764	20,290,038	19,043,737	21,425,048
Net change in unrealized appreciation (depreciation)	(23,286,984)	10,441,049	(16,600,623)	10,126,715
Net increase (decrease) in net assets from operations	1,014,893	29,549,674	1,942,227	30,572,501
CAPITAL TRANSACTIONS:
Subscriptions	195,984,929	155,801,735	119,983,760	91,072,963
Redemptions	(188,911,295)	(98,987,618)	(132,934,310)	(101,731,158)
ETF transaction fees (See Note 5)	10,959	55,103	4,396	25,418
Net increase (decrease) in net assets from capital transactions	7,084,593	56,869,220	(12,946,154)	(10,632,777)
Net increase (decrease) in net asset	8,099,486	86,418,894	(11,003,927)	19,939,724
NET ASSETS:
Beginning of the period	173,954,778	87,535,884	130,879,381	110,939,657
End of the period	$182,054,264	$ 173,954,778	$119,875,454	$130,879,381
SHARES TRANSACTIONS
Subscriptions	4,125,000	3,800,000	3,250,000	2,525,000
Redemptions	(3,975,000)	(2,375,000)	(3,525,000)	(2,825,000)
Total increase (decrease) in shares outstanding	150,000	1,425,000	(275,000)	(300,000)

The accompanying notes are an integral part of these financial statements.

383

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Buffer ETF - November		Innovator U.S. Equity Buffer ETF - October
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(603,910)	$(831,788)	$(954,032)	$(1,399,085)
Net realized gain (loss)	758,552	19,704,381	(3,523,588)	33,423,560
Net change in unrealized appreciation (depreciation)	(2,634,462)	(1,481)	(3,167,107)	1,341,009
Net increase (decrease) in net assets from operations	(2,479,820)	18,871,112	(7,644,727)	33,365,484
CAPITAL TRANSACTIONS:
Subscriptions	69,525,593	166,713,030	97,144,933	82,389,437
Redemptions	(16,549,425)	(169,963,887)	(90,183,635)	(53,975,515)
ETF transaction fees (See Note 5)	23,879	31,137	10,641	42,237
Net increase (decrease) in net assets from capital transactions	53,000,047	(3,219,720)	6,971,939	28,456,159
Net increase (decrease) in net asset	50,520,227	15,651,392	(672,788)	61,821,643
NET ASSETS:
Beginning of the period	99,575,455	83,924,063	233,051,676	171,230,033
End of the period	$ 150,095,682	$99,575,455	$ 232,378,888	$ 233,051,676
SHARES TRANSACTIONS
Subscriptions	1,775,000	4,475,000	2,300,000	1,975,000
Redemptions	(425,000)	(4,500,000)	(2,275,000)	(1,350,000)
Total increase (decrease) in shares outstanding	1,350,000	(25,000)	25,000	625,000

The accompanying notes are an integral part of these financial statements.

384

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Buffer ETF - September		Innovator U.S. Equity Power Buffer ETF - April
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(715,060)	$(1,273,329)	$(2,828,492)	$(5,919,620)
Net realized gain (loss)	3,285,646	30,753,415	52,545,634	100,344,365
Net change in unrealized appreciation (depreciation)	(2,342,634)	10,656,812	(52,806,185)	32,421,643
Net increase (decrease) in net assets from operations	227,952	40,136,898	(3,089,043)	126,846,388
CAPITAL TRANSACTIONS:
Subscriptions	8,491,319	177,678,875	133,635,747	1,061,857,410
Redemptions	(53,088,258)	(193,763,215)	(144,564,235)	(982,516,452)
ETF transaction fees (See Note 5)	3,208	36,808	57,013	299,395
Net increase (decrease) in net assets from capital transactions	(44,593,731)	(16,047,532)	(10,871,475)	79,640,353
Net increase (decrease) in net asset	(44,365,779)	24,089,366	(13,960,518)	206,486,741
NET ASSETS:
Beginning of the period	202,198,028	178,108,662	786,290,786	579,804,045
End of the period	$ 157,832,249	$202,198,028	$772,330,268	$786,290,786
SHARES TRANSACTIONS
Subscriptions	200,000	4,300,000	3,800,000	31,750,000
Redemptions	(1,225,000)	(4,850,000)	(3,925,000)	(29,000,000)
Total increase (decrease) in shares outstanding	(1,025,000)	(550,000)	(125,000)	2,750,000

The accompanying notes are an integral part of these financial statements.

385

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Power Buffer ETF - August		Innovator U.S. Equity Power Buffer ETF - December
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(3,116,143)	$(6,417,701)	$(3,648,162)	$(6,065,249)
Net realized gain (loss)	9,083,368	124,891,428	90,806,959	81,107,406
Net change in unrealized appreciation (depreciation)	(3,616,623)	60,964,354	(116,491,376)	64,372,407
Net increase (decrease) in net assets from operations	2,350,602	179,438,081	(29,332,579)	139,414,564
CAPITAL TRANSACTIONS:
Subscriptions	50,137,863	778,845,285	385,864,467	705,086,003
Redemptions	(150,499,925)	(992,823,910)	(114,577,750)	(670,079,668)
ETF transaction fees (See Note 5)	14,042	206,025	126,220	154,540
Net increase (decrease) in net assets from capital transactions	(100,348,020)	(213,772,600)	271,412,937	35,160,875
Net increase (decrease) in net asset	(97,997,418)	(34,334,519)	242,080,358	174,575,439
NET ASSETS:
Beginning of the period	851,946,578	886,281,097	737,786,278	563,210,839
End of the period	$753,949,160	$851,946,578	$979,866,636	$737,786,278
SHARES TRANSACTIONS
Subscriptions	1,350,000	21,475,000	9,975,000	20,550,000
Redemptions	(3,925,000)	(27,775,000)	(3,000,000)	(19,200,000)
Total increase (decrease) in shares outstanding	(2,575,000)	(6,300,000)	6,975,000	1,350,000

The accompanying notes are an integral part of these financial statements.

386

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Power Buffer ETF - February		Innovator U.S. Equity Power Buffer ETF - January
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(2,674,717)	$(5,050,512)	$(4,302,033)	$(7,918,303)
Net realized gain (loss)	66,478,701	75,630,172	125,768,341	122,012,265
Net change in unrealized appreciation (depreciation)	(82,507,136)	36,268,953	(129,941,231)	57,398,575
Net increase (decrease) in net assets from operations	(18,703,152)	106,848,613	(8,474,923)	171,492,537
CAPITAL TRANSACTIONS:
Subscriptions	361,174,612	651,569,928	331,152,032	798,596,213
Redemptions	(161,554,057)	(556,883,817)	(108,762,600)	(553,046,820)
ETF transaction fees (See Note 5)	83,332	228,595	116,920	374,854
Net increase (decrease) in net assets from capital transactions	199,703,887	94,914,706	222,506,352	245,924,247
Net increase (decrease) in net asset	181,000,735	201,763,319	214,031,429	417,416,784
NET ASSETS:
Beginning of the period	644,564,872	442,801,553	986,882,100	569,465,316
End of the period	$825,565,607	$644,564,872	$ 1,200,913,529	$986,882,100
SHARES TRANSACTIONS
Subscriptions	9,750,000	19,625,000	7,825,000	21,450,000
Redemptions	(4,475,000)	(16,525,000)	(2,600,000)	(14,250,000)
Total increase (decrease) in shares outstanding	5,275,000	3,100,000	5,225,000	7,200,000

The accompanying notes are an integral part of these financial statements.

387

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Power Buffer ETF - July		Innovator U.S. Equity Power Buffer ETF - June
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(3,515,184)	$(7,140,660)	$(2,231,191)	$(4,337,477)
Net realized gain (loss)	9,376,939	128,851,458	11,125,686	73,085,974
Net change in unrealized appreciation (depreciation)	(7,210,170)	60,280,662	(3,867,492)	24,677,740
Net increase (decrease) in net assets from operations	(1,348,415)	181,991,460	5,027,003	93,426,237
CAPITAL TRANSACTIONS:
Subscriptions	31,523,615	873,921,443	115,624,485	400,251,342
Redemptions	(150,739,590)	(1,084,317,178)	(157,859,872)	(400,990,445)
ETF transaction fees (See Note 5)	11,174	194,525	51,918	160,663
Net increase (decrease) in net assets from capital transactions	(119,204,801)	(210,201,210)	(42,183,469)	(578,440)
Net increase (decrease) in net asset	(120,553,216)	(28,209,750)	(37,156,466)	92,847,797
NET ASSETS:
Beginning of the period	971,163,968	999,373,718	614,245,767	521,397,970
End of the period	$850,610,752	$971,163,968	$577,089,301	$614,245,767
SHARES TRANSACTIONS
Subscriptions	800,000	22,600,000	3,300,000	11,450,000
Redemptions	(3,675,000)	(28,475,000)	(4,300,000)	(11,550,000)
Total increase (decrease) in shares outstanding	(2,875,000)	(5,875,000)	(1,000,000)	(100,000)

The accompanying notes are an integral part of these financial statements.

388

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Power Buffer ETF - March		Innovator U.S. Equity Power Buffer ETF - May
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(2,094,510)	$(4,242,195)	$(1,997,958)	$(3,986,182)
Net realized gain (loss)	67,982,921	66,929,271	70,731,270	67,788,753
Net change in unrealized appreciation (depreciation)	(59,905,475)	21,684,378	(59,326,389)	30,590,734
Net increase (decrease) in net assets from operations	5,982,936	84,371,454	9,406,923	94,393,305
CAPITAL TRANSACTIONS:
Subscriptions	111,903,071	580,930,233	12,188,167	275,554,055
Redemptions	(87,235,951)	(485,770,238)	(98,078,875)	(266,538,275)
ETF transaction fees (See Note 5)	50,867	222,954	8,356	92,263
Net increase (decrease) in net assets from capital transactions	24,717,987	95,382,949	(85,882,352)	9,108,043
Net increase (decrease) in net asset	30,700,923	179,754,403	(76,475,429)	103,501,348
NET ASSETS:
Beginning of the period	557,181,516	377,427,113	562,564,016	459,062,668
End of the period	$ 587,882,439	$557,181,516	$ 486,088,587	$562,564,016
SHARES TRANSACTIONS
Subscriptions	2,775,000	16,000,000	350,000	8,400,000
Redemptions	(2,175,000)	(13,175,000)	(2,750,000)	(8,150,000)
Total increase (decrease) in shares outstanding	600,000	2,825,000	(2,400,000)	250,000

The accompanying notes are an integral part of these financial statements.

389

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Power Buffer ETF - November		Innovator U.S. Equity Power Buffer ETF - October
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(2,990,185)	$(5,742,063)	$(3,261,796)	$(5,308,952)
Net realized gain (loss)	(1,963,331)	109,320,411	3,990,951	103,921,950
Net change in unrealized appreciation (depreciation)	(663,465)	1,955	2,274,732	2,175,660
Net increase (decrease) in net assets from operations	(5,616,981)	103,580,303	3,003,887	100,788,658
CAPITAL TRANSACTIONS:
Subscriptions	148,501,898	240,845,755	59,939,045	342,823,845
Redemptions	(157,417,497)	(298,381,665)	(122,229,670)	(322,149,203)
ETF transaction fees (See Note 5)	65,029	130,628	24,425	154,160
Net increase (decrease) in net assets from capital transactions	(8,850,570)	(57,405,282)	(62,266,200)	20,828,802
Net increase (decrease) in net asset	(14,467,551)	46,175,021	(59,262,313)	121,617,460
NET ASSETS:
Beginning of the period	669,557,166	623,382,145	847,371,173	725,753,713
End of the period	$655,089,615	$669,557,166	$788,108,860	$847,371,173
SHARES TRANSACTIONS
Subscriptions	3,950,000	7,000,000	1,525,000	8,900,000
Redemptions	(4,350,000)	(8,275,000)	(3,100,000)	(8,625,000)
Total increase (decrease) in shares outstanding	(400,000)	(1,275,000)	(1,575,000)	275,000

The accompanying notes are an integral part of these financial statements.

390

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Power Buffer ETF - September		Innovator U.S. Equity Ultra Buffer ETF - April
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(3,220,788)	$(5,776,890)	$(540,878)	$(1,071,833)
Net realized gain (loss)	12,653,534	104,845,189	11,326,592	16,656,956
Net change in unrealized appreciation (depreciation)	(4,954,199)	34,757,656	(9,212,637)	7,470,938
Net increase (decrease) in net assets from operations	4,478,547	133,825,955	1,573,077	23,056,061
CAPITAL TRANSACTIONS:
Subscriptions	43,080,039	776,809,583	154,761,472	203,985,603
Redemptions	(252,910,350)	(710,801,160)	(154,924,660)	(175,750,133)
ETF transaction fees (See Note 5)	24,409	151,471	11,663	71,403
Net increase (decrease) in net assets from capital transactions	(209,805,902)	66,159,894	(151,525)	28,306,873
Net increase (decrease) in net asset	(205,327,355)	199,985,849	1,421,552	51,362,934
NET ASSETS:
Beginning of the period	891,228,112	691,242,263	146,896,047	95,533,113
End of the period	$685,900,757	$891,228,112	$148,317,599	$146,896,047
SHARES TRANSACTIONS
Subscriptions	1,100,000	20,600,000	5,200,000	7,275,000
Redemptions	(6,450,000)	(18,925,000)	(5,100,000)	(6,150,000)
Total increase (decrease) in shares outstanding	(5,350,000)	1,675,000	100,000	1,125,000

The accompanying notes are an integral part of these financial statements.

391

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Ultra Buffer ETF - August		Innovator U.S. Equity Ultra Buffer ETF - December
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(761,063)	$(2,091,054)	$(758,274)	$(627,432)
Net realized gain (loss)	8,646,474	51,296,689	9,547,960	9,047,858
Net change in unrealized appreciation (depreciation)	(7,123,440)	16,669,946	(13,040,401)	7,275,919
Net increase (decrease) in net assets from operations	761,971	65,875,581	(4,250,715)	15,696,345
CAPITAL TRANSACTIONS:
Subscriptions	19,597,430	346,550,260	425,050,505	84,006,338
Redemptions	(107,391,602)	(523,726,115)	(93,511,910)	(98,073,543)
ETF transaction fees (See Note 5)	6,195	116,386	129,157	16,425
Net increase (decrease) in net assets from capital transactions	(87,787,977)	(177,059,469)	331,667,752	(14,050,780)
Net increase (decrease) in net asset	(87,026,006)	(111,183,888)	327,417,037	1,645,565
NET ASSETS:
Beginning of the period	232,707,475	343,891,363	71,303,357	69,657,792
End of the period	$145,681,469	$232,707,475	$ 398,720,394	$71,303,357
SHARES TRANSACTIONS
Subscriptions	550,000	10,725,000	12,300,000	2,675,000
Redemptions	(3,000,000)	(16,200,000)	(2,675,000)	(3,075,000)
Total increase (decrease) in shares outstanding	(2,450,000)	(5,475,000)	9,625,000	(400,000)

The accompanying notes are an integral part of these financial statements.

392

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Ultra Buffer ETF - February		Innovator U.S. Equity Ultra Buffer ETF - January
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(408,107)	$(555,128)	$(750,576)	$(1,296,002)
Net realized gain (loss)	5,086,600	10,579,393	18,994,389	21,909,610
Net change in unrealized appreciation (depreciation)	(6,979,073)	2,105,963	(20,837,485)	6,227,954
Net increase (decrease) in net assets from operations	(2,300,580)	12,130,228	(2,593,672)	26,841,562
CAPITAL TRANSACTIONS:
Subscriptions	246,174,552	66,794,875	97,447,678	89,900,205
Redemptions	(57,677,772)	(72,106,215)	(7,686,148)	(72,223,125)
ETF transaction fees (See Note 5)	51,768	26,739	29,204	45,450
Net increase (decrease) in net assets from capital transactions	188,548,548	(5,284,601)	89,790,734	17,722,530
Net increase (decrease) in net asset	186,247,968	6,845,627	87,197,062	44,564,092
NET ASSETS:
Beginning of the period	56,303,720	49,458,093	160,428,275	115,864,183
End of the period	$ 242,551,688	$56,303,720	$ 247,625,337	$ 160,428,275
SHARES TRANSACTIONS
Subscriptions	7,500,000	2,225,000	2,500,000	2,600,000
Redemptions	(1,725,000)	(2,325,000)	(200,000)	(2,000,000)
Total increase (decrease) in shares outstanding	5,775,000	(100,000)	2,300,000	600,000

The accompanying notes are an integral part of these financial statements.

393

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Ultra Buffer ETF - July		Innovator U.S. Equity Ultra Buffer ETF - June
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(513,637)	$(864,599)	$(272,002)	$(571,323)
Net realized gain (loss)	2,854,978	13,993,450	2,518,865	8,739,978
Net change in unrealized appreciation (depreciation)	(2,771,836)	10,121,351	(2,264,885)	4,264,531
Net increase (decrease) in net assets from operations	(430,495)	23,250,202	(18,022)	12,433,186
CAPITAL TRANSACTIONS:
Subscriptions	28,997,373	123,246,663	—	58,381,675
Redemptions	(37,358,840)	(163,771,833)	(28,678,388)	(53,867,508)
ETF transaction fees (See Note 5)	8,423	55,880	—	25,707
Net increase (decrease) in net assets from capital transactions	(8,353,044)	(40,469,290)	(28,678,388)	4,539,874
Net increase (decrease) in net asset	(8,783,539)	(17,219,088)	(28,696,410)	16,973,060
NET ASSETS:
Beginning of the period	144,404,833	161,623,921	91,084,896	74,111,836
End of the period	$ 135,621,294	$144,404,833	$62,388,486	$91,084,896
SHARES TRANSACTIONS
Subscriptions	875,000	3,775,000	—	1,850,000
Redemptions	(1,075,000)	(5,300,000)	(850,000)	(1,750,000)
Total increase (decrease) in shares outstanding	(200,000)	(1,525,000)	(850,000)	100,000

The accompanying notes are an integral part of these financial statements.

394

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Ultra Buffer ETF - March		Innovator U.S. Equity Ultra Buffer ETF - May
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(340,708)	$(783,753)	$(191,023)	$(461,340)
Net realized gain (loss)	9,593,570	11,448,113	6,795,299	8,729,156
Net change in unrealized appreciation (depreciation)	(7,184,416)	4,467,664	(4,857,084)	2,853,483
Net increase (decrease) in net assets from operations	2,068,446	15,132,024	1,747,192	11,121,299
CAPITAL TRANSACTIONS:
Subscriptions	133,921,892	131,336,658	41,853,509	27,887,467
Redemptions	(90,007,693)	(109,593,045)	(51,300,417)	(47,791,576)
ETF transaction fees (See Note 5)	28,670	68,204	—	15,535
Net increase (decrease) in net assets from capital transactions	43,942,869	21,811,817	(9,446,908)	(19,888,574)
Net increase (decrease) in net asset	46,011,315	36,943,841	(7,699,716)	(8,767,275)
NET ASSETS:
Beginning of the period	81,910,943	44,967,102	52,739,911	61,507,186
End of the period	$ 127,922,258	$81,910,943	$45,040,195	$52,739,911
SHARES TRANSACTIONS
Subscriptions	3,725,000	4,075,000	1,350,000	900,000
Redemptions	(2,475,000)	(3,250,000)	(1,600,000)	(1,550,000)
Total increase (decrease) in shares outstanding	1,250,000	825,000	(250,000)	(650,000)

The accompanying notes are an integral part of these financial statements.

395

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Ultra Buffer ETF - November		Innovator U.S. Equity Ultra Buffer ETF - October
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(395,231)	$(373,991)	$(732,637)	$(777,621)
Net realized gain (loss)	216,594	6,989,006	(64,914)	14,064,054
Net change in unrealized appreciation (depreciation)	(465,033)	(1,096)	(312,374)	402,600
Net increase (decrease) in net assets from operations	(643,670)	6,613,919	(1,109,925)	13,689,033
CAPITAL TRANSACTIONS:
Subscriptions	104,050,047	68,120,205	54,322,597	74,464,900
Redemptions	(3,499,795)	(66,035,753)	(8,845,745)	(29,422,120)
ETF transaction fees (See Note 5)	40,141	15,702	22,419	30,590
Net increase (decrease) in net assets from capital transactions	100,590,393	2,100,154	45,499,271	45,073,370
Net increase (decrease) in net asset	99,946,723	8,714,073	44,389,346	58,762,403
NET ASSETS:
Beginning of the period	39,121,633	30,407,560	162,057,813	103,295,410
End of the period	$ 139,068,356	$39,121,633	$ 206,447,159	$ 162,057,813
SHARES TRANSACTIONS
Subscriptions	3,050,000	2,100,000	1,550,000	2,150,000
Redemptions	(100,000)	(1,975,000)	(250,000)	(900,000)
Total increase (decrease) in shares outstanding	2,950,000	125,000	1,300,000	1,250,000

The accompanying notes are an integral part of these financial statements.

396

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Ultra Buffer ETF - September		Innovator U.S. Small Cap 10 Buffer ETF - Quarterly
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Period Ended October 31, 2024(a)
OPERATIONS:
Net investment income (loss)	$(603,430)	$(655,837)	$(242,583)	$(19,942)
Net realized gain (loss)	4,098,980	11,385,942	670,250	211,289
Net change in unrealized appreciation (depreciation)	(2,974,576)	4,859,236	548,681	(528,351)
Net increase (decrease) in net assets from operations	520,974	15,589,341	976,348	(337,004)
CAPITAL TRANSACTIONS:
Subscriptions	24,617,227	151,832,570	184,408,022	122,399,425
Redemptions	(58,105,212)	(93,753,956)	(257,543,218)	(6,521,355)
ETF transaction fees (See Note 5)	3,506	62,067	15,736	56,648
Net increase (decrease) in net assets from capital transactions	(33,484,479)	58,140,681	(73,119,460)	115,934,718
Net increase (decrease) in net asset	(32,963,505)	73,730,022	(72,143,112)	115,597,714
NET ASSETS:
Beginning of the period	163,286,496	89,556,474	115,597,714	—
End of the period	$ 130,322,991	$ 163,286,496	$43,454,602	$115,597,714
SHARES TRANSACTIONS
Subscriptions	700,000	4,450,000	6,875,000	4,675,000
Redemptions	(1,625,000)	(2,825,000)	(9,625,000)	(250,000)
Total increase (decrease) in shares outstanding	(925,000)	1,625,000	(2,750,000)	4,425,000

(a)	Inception date of the Fund was June 28, 2024.
The accompanying notes are an integral part of these financial statements.

397

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Small Cap Power Buffer ETF - April		Innovator U.S. Small Cap Power Buffer ETF - August
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Period Ended October 31, 2024(a)
OPERATIONS:
Net investment income (loss)	$(665,547)	$(1,278,974)	$(397,686)	$(79,252)
Net realized gain (loss)	(1,892,572)	26,458,169	3,256,881	(948,867)
Net change in unrealized appreciation (depreciation)	(5,472,084)	9,264,057	(10,118,590)	(480,684)
Net increase (decrease) in net assets from operations	(8,030,203)	34,443,252	(7,259,395)	(1,508,803)
CAPITAL TRANSACTIONS:
Subscriptions	216,558,712	166,184,638	72,646,420	142,918,575
Redemptions	(203,776,995)	(173,329,973)	(41,525,310)	(72,690,103)
ETF transaction fees (See Note 5)	23,870	64,354	32,363	70,838
Net increase (decrease) in net assets from capital transactions	12,805,587	(7,080,981)	31,153,473	70,299,310
Net increase (decrease) in net asset	4,775,384	27,362,271	23,894,078	68,790,507
NET ASSETS:
Beginning of the period	179,968,519	152,606,248	68,790,507	—
End of the period	$184,743,903	$179,968,519	$92,684,585	$68,790,507
SHARES TRANSACTIONS
Subscriptions	7,000,000	5,400,000	2,800,000	5,825,000
Redemptions	(6,525,000)	(5,750,000)	(1,675,000)	(3,050,000)
Total increase (decrease) in shares outstanding	475,000	(350,000)	1,125,000	2,775,000

(a)	Inception date of the Fund was July 31, 2024.
The accompanying notes are an integral part of these financial statements.

398

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Small Cap Power Buffer ETF - December	Innovator U.S. Small Cap Power Buffer ETF - February	Innovator U.S. Small Cap Power Buffer ETF - January
	Period Ended April 30, 2025(a) (Unaudited)	Period Ended April 30, 2025(b) (Unaudited)	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(185,518)	$(40,112)	$(1,316,664)	$(2,795,281)
Net realized gain (loss)	(590,020)	28,500	23,261,764	29,615,020
Net change in unrealized appreciation (depreciation)	(5,353,217)	(1,792,715)	(43,744,981)	28,586,578
Net increase (decrease) in net assets from operations	(6,128,755)	(1,804,327)	(21,799,881)	55,406,317
CAPITAL TRANSACTIONS:
Subscriptions	76,109,503	25,134,230	380,007,834	319,712,498
Redemptions	(22,010,382)	(587,853)	(461,921,150)	(114,577,645)
ETF transaction fees (See Note 5)	31,676	6,446	28,426	166,299
Net increase (decrease) in net assets from capital transactions	54,130,797	24,552,823	(81,884,890)	205,301,152
Net increase (decrease) in net asset	48,002,042	22,748,496	(103,684,771)	260,707,469
NET ASSETS:
Beginning of the period	—	1,258,146	401,272,073	140,564,604
End of the period	$48,002,042	$ 24,006,642	$297,587,302	$401,272,073
SHARES TRANSACTIONS
Subscriptions	3,100,000	1,050,000	9,800,000	9,450,000
Redemptions	(975,000)	(25,000)	(12,275,000)	(3,300,000)
Total increase (decrease) in shares outstanding	2,125,000	1,025,000	(2,475,000)	6,150,000

(a)	Inception date of the Fund was November 29, 2024.
(b)	Inception date of the Fund was January 31, 2025.
The accompanying notes are an integral part of these financial statements.

399

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Small Cap Power Buffer ETF - July		Innovator U.S. Small Cap Power Buffer ETF - June
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Period Ended October 31, 2024(a)
OPERATIONS:
Net investment income (loss)	$(591,818)	$(1,220,104)	$(46,933)	$(33,304)
Net realized gain (loss)	1,379,516	13,518,514	156,107	150,984
Net change in unrealized appreciation (depreciation)	(8,075,473)	19,335,926	(720,837)	483,810
Net increase (decrease) in net assets from operations	(7,287,775)	31,634,336	(611,663)	601,490
CAPITAL TRANSACTIONS:
Subscriptions	26,765,988	50,370,910	10,863,352	11,947,520
Redemptions	(62,519,323)	(110,570,810)	(1,372,540)	(1,971,345)
ETF transaction fees (See Note 5)	7,359	28,291	3,509	5,340
Net increase (decrease) in net assets from capital transactions	(35,745,976)	(60,171,609)	9,494,321	9,981,515
Net increase (decrease) in net asset	(43,033,751)	(28,537,273)	8,882,658	10,583,005
NET ASSETS:
Beginning of the period	154,807,732	183,345,005	10,583,005	—
End of the period	$111,773,981	$154,807,732	$ 19,465,663	$ 10,583,005
SHARES TRANSACTIONS
Subscriptions	925,000	1,850,000	425,000	475,000
Redemptions	(2,225,000)	(4,100,000)	(50,000)	(75,000)
Total increase (decrease) in shares outstanding	(1,300,000)	(2,250,000)	375,000	400,000

(a)	Inception date of the Fund was May 31, 2024.
The accompanying notes are an integral part of these financial statements.

400

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Small Cap Power Buffer ETF - March	Innovator U.S. Small Cap Power Buffer ETF - May	Innovator U.S. Small Cap Power Buffer ETF - November
	Period Ended April 30, 2025(a) (Unaudited)	Period Ended April 30, 2025(b) (Unaudited)	Period Ended April 30, 2025(c) (Unaudited)	Period Ended October 31, 2024(c)
OPERATIONS:
Net investment income (loss)	$(11,235)	$—	$(71,361)	$—
Net realized gain (loss)	(4,182)	—	364,419	—
Net change in unrealized appreciation (depreciation)	(218,359)	(408)	(1,772,743)	(368)
Net increase (decrease) in net assets from operations	(233,776)	(408)	(1,479,685)	(368)
CAPITAL TRANSACTIONS:
Subscriptions	11,227,600	1,237,500	23,938,553	1,253,500
Redemptions	—	—	(6,315,145)	—
ETF transaction fees (See Note 5)	4,371	—	9,365	—
Net increase (decrease) in net assets from capital transactions	11,231,971	1,237,500	17,632,773	1,253,500
Net increase (decrease) in net asset	10,998,195	1,237,092	16,153,088	1,253,132
NET ASSETS:
Beginning of the period	—	—	1,253,132	—
End of the period	$ 10,998,195	$ 1,237,092	$ 17,406,220	$ 1,253,132
SHARES TRANSACTIONS
Subscriptions	450,000	50,000	925,000	50,000
Redemptions	—	—	(250,000)	—
Total increase (decrease) in shares outstanding	450,000	50,000	675,000	50,000

(a)	Inception date of the Fund was February 28, 2025.
(b)	Inception date of the Fund was April 30, 2025.
(c)	Inception date of the Fund was October 31, 2024.
The accompanying notes are an integral part of these financial statements.

401

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Small Cap Power Buffer ETF - October		Innovator U.S. Small Cap Power Buffer ETF - September
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Period Ended October 31, 2024(a)
OPERATIONS:
Net investment income (loss)	$(487,851)	$(680,218)	$(60,780)	$(19,259)
Net realized gain (loss)	820,759	15,176,305	525,278	—
Net change in unrealized appreciation (depreciation)	(4,249,763)	1,182,572	(842,450)	146,159
Net increase (decrease) in net assets from operations	(3,916,855)	15,678,659	(377,952)	126,899
CAPITAL TRANSACTIONS:
Subscriptions	5,363,338	83,665,480	650,490	18,852,020
Redemptions	(47,157,943)	(17,139,555)	(7,127,858)	—
ETF transaction fees (See Note 5)	3,801	25,863	325	8,793
Net increase (decrease) in net assets from capital transactions	(41,790,804)	66,551,788	(6,477,043)	18,860,813
Net increase (decrease) in net asset	(45,707,659)	82,230,447	(6,854,995)	18,987,712
NET ASSETS:
Beginning of the period	148,209,086	65,978,639	18,987,712	—
End of the period	$ 102,501,427	$ 148,209,086	$ 12,132,717	$ 18,987,712
SHARES TRANSACTIONS
Subscriptions	175,000	2,850,000	25,000	750,000
Redemptions	(1,550,000)	(600,000)	(275,000)	—
Total increase (decrease) in shares outstanding	(1,375,000)	2,250,000	(250,000)	750,000

(a)	Inception date of the Fund was August 30, 2024.
The accompanying notes are an integral part of these financial statements.

402

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

Innovator Uncapped Bitcoin 20 Floor ETF - Quarterly
Period Ended April 30, 2025(a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$45,467
Net realized gain (loss)	(990,728)
Net change in unrealized appreciation (depreciation)	795,369
Net increase (decrease) in net assets from operations	(149,892)
CAPITAL TRANSACTIONS:
Subscriptions	9,550,825
ETF transaction fees (See Note 5)	4,775
Net increase (decrease) in net assets from capital transactions	9,555,600
Net increase (decrease) in net asset	9,405,708
NET ASSETS:
Beginning of the period	—
End of the period	$ 9,405,708
SHARES TRANSACTIONS
Subscriptions	400,000
Total increase (decrease) in shares outstanding	400,000

(a)	Inception date of the Fund was February 5, 2025.
The accompanying notes are an integral part of these financial statements.

403

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS

		Investment Operations:			Less Distributions From:
For the Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly
4/30/2025(f)	$20.30	(0.08)	0.30	0.22	—	—	—	—
10/31/2024	$18.66	(0.16)	1.78	1.62	—	—	—	—
10/31/2023	$19.85	(0.16)	(1.08)	(1.24)	—	—	—	—
10/31/2022	$23.72	(0.17)	(3.74)	(3.91)	—	—	—	—
10/31/2021	$24.43	(0.19)	(0.56)	(0.75)	—	—	—	—
10/31/2020(g)	$24.87	(0.04)	(0.42)	(0.46)	—	—	—	—
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July
4/30/2025(f)	$20.17	(0.08)	(0.07)	(0.15)	—	—	—	—
10/31/2024	$17.80	(0.15)	2.51	2.36	—	—	—	—
10/31/2023	$18.67	(0.15)	(0.73)	(0.88)	—	—	—	—
10/31/2022	$24.46	(0.17)	(5.67)	(5.84)	—	—	—	—
10/31/2021	$24.32	(0.17)	0.30	0.13	—	—	—	—
10/31/2020(g)	$24.87	(0.04)	(0.52)	(0.56)	—	—	—	—
Innovator Defined Wealth Shield ETF
4/30/2025(f)	$30.84	(0.11)	0.67	0.56	—	—	—	—
10/31/2024	$27.78	(0.20)	3.25	3.05	—	—	—	—
10/31/2023	$26.17	(0.19)	1.79	1.60	—	—	—	—
10/31/2022	$25.86	(0.18)	0.46	0.28	—	—	—	—
10/31/2021(i)	$25.69	(0.06)	0.20	0.14	—	—	—	—
Innovator Emerging Markets 10 Buffer ETF - Quarterly
4/30/2025(f)	$25.54	(0.11)	1.07	0.96	—	—	—	—
10/31/2024(j)	$24.99	(0.08)	0.60	0.52	—	—	—	—
Innovator Emerging Markets Power Buffer ETF - April
4/30/2025(f)	$26.60	(0.12)	(0.07)	(0.19)	—	—	—	—
10/31/2024	$23.63	(0.22)	3.18	2.96	—	—	—	—
10/31/2023	$21.51	(0.21)	2.32	2.11	—	—	—	—
10/31/2022	$24.75	(0.21)	(3.04)	(3.25)	—	—	—	—
10/31/2021(l)	$24.96	(0.13)	(0.10)	(0.23)	—	—	—	—
Innovator Emerging Markets Power Buffer ETF - January
4/30/2025(f)	$30.88	(0.13)	(0.50)	(0.63)	—	—	—	—
10/31/2024	$26.91	(0.25)	4.20	3.95	—	—	—	—
10/31/2023	$24.58	(0.24)	2.53	2.29	—	—	—	—
10/31/2022	$29.95	(0.25)	(5.13)	(5.38)	—	—	—	—
10/31/2021	$27.26	(0.27)	2.94	2.67	—	—	—	—
10/31/2020(m)	$26.80	(0.19)	0.62	0.43	—	—	—	—
Innovator Emerging Markets Power Buffer ETF - July
4/30/2025(f)	$25.19	(0.11)	0.13	0.02	—	—	—	—
10/31/2024	$22.09	(0.21)	3.31	3.10	—	—	—	—
10/31/2023	$21.22	(0.20)	1.05	0.85	—	—	—	—
10/31/2022	$25.77	(0.21)	(4.36)	(4.57)	—	—	—	—
10/31/2021	$25.60	(0.23)	0.39	0.16	—	—	—	—
10/31/2020	$25.25	(0.22)	0.71	0.49	—	(0.17)	—	(0.17)

See footnote definitions on page 438.
The accompanying notes are an integral part of these financial statements.

404

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			Supplemental Data and Ratios:
ETF Transaction Fees per Share	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)(e)

0.01	$20.53	1.16%	$34,905	0.79%	(0.79)%	—%
0.02	$20.30	8.79%	$76,624	0.79%	(0.79)%	—%
0.05	$18.66	−6.01%	$10,262	0.79%	(0.78)%	—%
0.04	$19.85	−16.32%	$20,347	0.79%	(0.79)%	—%
0.04	$23.72	−2.87%	$9,489	0.79%	(0.79)%	—%
0.02	$24.43	−1.79%	$3,053	0.80%	(0.80)%	—%

0.01	$20.03	−0.66%	$35,057	0.79%	(0.78)%	—%
0.01	$20.17	13.28%	$15,125	0.79%	(0.78)%	—%
0.01	$17.80	−4.64%	$77,440	0.79%	(0.78)%	—%
0.05	$18.67	−23.67%	$32,204	0.79%	(0.79)%	—%
0.01	$24.46	0.55%	$4,892	0.79%	(0.72)%	—%
0.01	$24.32	−2.19%	$5,473	0.79%	(0.79)%	—%

0.01	$31.41	1.84%	$1,398,534	0.69%	(0.68)%	—%
0.01	$30.84	11.01%	$900,618	0.69%	(0.68)%	—%
0.01	$27.78	6.17%	$490,391	0.69%	(0.69)%	—%
0.03	$26.17	1.21%	$256,462	0.69%	(0.69)%	—%
0.03	$25.86	0.65%	$29,088	0.69%	(0.69)%	—%

0.01	$26.51	3.77%	$5,964	0.89%	(0.89)%	—%
0.03	$25.54	2.25%	$10,217	0.89%	(0.88)%	—%

0.00(k)	$26.41	−0.70%	$72,635	0.89%	(0.88)%	—%
0.01	$26.60	12.56%	$66,497	0.89%	(0.88)%	—%
0.01	$23.63	9.84%	$58,485	0.89%	(0.88)%	—%
0.01	$21.51	−13.08%	$30,656	0.89%	(0.89)%	—%
0.02	$24.75	−0.84%	$34,031	0.89%	(0.89)%	—%

0.00(k)	$30.25	−2.05%	$110,401	0.89%	(0.88)%	—%
0.02	$30.88	14.74%	$128,148	0.89%	(0.88)%	—%
0.04	$26.91	9.50%	$264,407	0.89%	(0.87)%	—%
0.01	$24.58	−17.93%	$55,915	0.89%	(0.89)%	—%
0.02	$29.95	9.87%	$106,320	0.89%	(0.89)%	—%
0.03	$27.26	1.71%	$27,940	0.89%	(0.89)%	—%

0.00(k)	$25.21	0.10%	$71,227	0.89%	(0.88)%	—%
0.00(k)	$25.19	14.00%	$86,896	0.89%	(0.88)%	—%
0.02	$22.09	4.12%	$101,081	0.89%	(0.88)%	—%
0.02	$21.22	−17.66%	$54,643	0.89%	(0.89)%	—%
0.01	$25.77	0.68%	$41,237	0.89%	(0.89)%	—%
0.03	$25.60	2.04%	$35,197	0.90%	(0.90)%	—%

The accompanying notes are an integral part of these financial statements.

405

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

		Investment Operations:			Less Distributions From:
For the Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions
Innovator Emerging Markets Power Buffer ETF - October
4/30/2025(f)	$26.29	(0.11)	0.37	0.26	—	—	—	—
10/31/2024	$21.99	(0.21)	4.51	4.30	—	—	—	—
10/31/2023	$20.50	(0.20)	1.68	1.48	—	—	—	—
10/31/2022	$25.23	(0.20)	(4.56)	(4.76)	—	—	—	—
10/31/2021(n)	$24.99	(0.02)	0.26	0.24	—	—	—	—
Innovator Equity Defined Protection ETF - 1 Yr April
4/30/2025(f)(o)	$24.42	(0.02)	0.10	0.08	—	—	—	—
Innovator Equity Defined Protection ETF - 1 Yr August
4/30/2025(f)	$24.59	(0.10)	0.18	0.08	—	—	—	—
10/31/2024(p)	$24.05	(0.05)	0.58	0.53	—	—	—	—
Innovator Equity Defined Protection ETF - 1 Yr December
4/30/2025(f)(q)	$23.92	(0.08)	(0.09)	(0.17)	—	—	—	—
Innovator Equity Defined Protection ETF - 1 Yr February
4/30/2025(f)(r)	$23.89	(0.04)	(0.16)	(0.20)	—	—	—	—
Innovator Equity Defined Protection ETF - 1 Yr January
4/30/2025(f)(s)	$25.59	(0.07)	0.04	(0.03)	—	—	—	—
Innovator Equity Defined Protection ETF - 1 Yr July
4/30/2025(f)	$26.72	(0.10)	0.10	—(k)	—	—	—	—
10/31/2024(j)	$25.92	(0.07)	0.85	0.78	—	—	—	—
Innovator Equity Defined Protection ETF - 1 Yr March
4/30/2025(f)(t)	$25.94	(0.03)	(0.11)	(0.14)	—	—	—	—
Innovator Equity Defined Protection ETF - 1 Yr May
4/30/2025(f)(u)	$24.21	—	—	—	—	—	—	—
Innovator Equity Defined Protection ETF - 1 Yr November
4/30/2025(f)	$24.84	(0.10)	0.31	0.21	—	—	—	—
10/31/2024(v)	$24.83	—	0.1	0.1	—	—	—	—
Innovator Equity Defined Protection ETF - 1 Yr October
4/30/2025(f)	$25.01	(0.10)	0.33	0.23	—	—	—	—
10/31/2024(w)	$25.05	(0.02)	(0.03)	(0.05)	—	—	—	—
Innovator Equity Defined Protection ETF - 1 Yr September
4/30/2025(f)	$24.82	(0.10)	0.22	0.12	—	—	—	—
10/31/2024(x)	$24.61	(0.03)	0.23	0.20	—	—	—	—
Innovator Equity Defined Protection ETF - 2 Yr to April 2026
4/30/2025(f)	$26.08	(0.10)	0.20	0.10	—	—	—	—
10/31/2024(y)	$24.72	(0.11)	1.45	1.34	—	—	—	—
Innovator Equity Defined Protection ETF - 2 Yr to April 2027
4/30/2025(f)(o)	$24.23	(0.02)	0.18	0.16	—	—	—	—

See footnote definitions on page 438.
The accompanying notes are an integral part of these financial statements.

406

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			Supplemental Data and Ratios:
ETF Transaction Fees per Share	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)(e)

0.01	$26.56	1.04%	$61,099	0.89%	(0.88)%	—%
0.00(k)	$26.29	19.58%	$53,242	0.89%	(0.88)%	—%
0.01	$21.99	7.24%	$42,875	0.89%	(0.88)%	—%
0.03	$20.50	−18.75%	$25,628	0.89%	(0.89)%	—%
0.00(k)	$25.23	0.98%	$5,047	0.89%	(0.89)%	—%

0.02	$24.52	0.40%	$42,293	0.79%	(0.79)%	—%

0.00(k)	$24.67	0.32%	$73,400	0.79%	(0.78)%	—%
0.01	$24.59	2.27%	$81,159	0.79%	(0.78)%	—%

0.02	$23.77	−0.66%	$168,175	0.79%	(0.77)%	—%

0.01	$23.70	−0.84%	$135,087	0.79%	(0.76)%	—%

0.01	$25.57	−0.10%	$53,705	0.79%	(0.77)%	—%

0.00(k)	$26.72	0.00%(h)	$112,895	0.79%	(0.78)%	—%
0.02	$26.72	3.10%	$115,567	0.79%	(0.77)%	—%

0.01	$25.81	−0.54%	$105,171	0.79%	(0.75)%	—%

0.01	$24.22	—%	$1,211	—%	—%	—%

0.02	$25.07	0.95%	$50,149	0.79%	(0.77)%	—%
0.01	$24.84	—%	$1,242	—%	—%	—%

0.00(k)	$25.24	0.93%	$73,202	0.79%	(0.78)%	—%
0.01	$25.01	−0.20%	$69,401	0.79%	(0.80)%	—%

0.00(k)	$24.94	0.50%	$81,687	0.79%	(0.78)%	—%
0.01	$24.82	0.86%	$109,824	0.79%	(0.75)%	—%

0.00(k)	$26.18	0.39%	$60,219	0.79%	(0.77)%	2%
0.02	$26.08	5.51%	$71,723	0.79%	(0.76)%	14%

0.02	$24.41	0.73%	$5,491	0.79%	(0.79)%	7%

The accompanying notes are an integral part of these financial statements.

407

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

		Investment Operations:			Less Distributions From:
For the Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions
Innovator Equity Defined Protection ETF - 2 Yr to January 2026
4/30/2025(f)	$25.98	(0.10)	0.39	0.29	—	—	—	—
10/31/2024(z)	$24.33	(0.16)	1.79	1.63	—	—	—	—
Innovator Equity Defined Protection ETF - 2 Yr to January 2027
4/30/2025(f)(s)	$25.39	(0.06)	0.11	0.05	—	—	—	—
Innovator Equity Defined Protection ETF - 2 Yr to July 2025
4/30/2025(f)	$27.47	(0.11)	0.68	0.57	—	—	—	—
10/31/2024	$24.27	(0.20)	3.39	3.19	—	—	—	—
10/31/2023(aa)	$24.86	(0.05)	(0.56)	(0.61)	—	—	—	—
Innovator Equity Defined Protection ETF - 2 Yr to July 2026
4/30/2025(f)	$26.67	(0.10)	0.22	0.12	—	—	—	—
10/31/2024(j)	$25.72	(0.07)	0.99	0.92	—	—	—	—
Innovator Equity Defined Protection ETF - 2 Yr to October 2026
4/30/2025(f)	$24.68	(0.10)	0.37	0.27	—	—	—	—
10/31/2024(w)	$24.85	(0.02)	(0.17)	(0.19)	—	—	—	—
Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct
4/30/2025(f)	$25.19	(0.10)	0.03	(0.07)	—	—	—	—
10/31/2024(w)	$25.15	(0.02)	0.05	0.03	—	—	—	—
Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul
4/30/2025(f)	$26.71	(0.11)	0.55	0.44	—	—	—	—
10/31/2024(j)	$26.02	(0.07)	0.74	0.67	—	—	—	—
Innovator Growth Accelerated ETF - Quarterly
4/30/2025(f)	$31.85	(0.13)	0.53	0.40	—	—	—	—
10/31/2024	$23.89	(0.22)	8.17	7.95	—	—	—	—
10/31/2023	$21.26	(0.18)	2.79	2.61	—	—	—	—
10/31/2022	$29.88	(0.20)	(8.43)	(8.63)	—	—	—	—
10/31/2021(l)	$25.53	(0.13)	4.47	4.34	—	—	—	—
Innovator Growth Accelerated Plus ETF - April
4/30/2025(f)	$35.82	(0.14)	2.39	2.25	—	—	—	—
10/31/2024	$29.81	(0.26)	6.26	6.00	—	—	—	—
10/31/2023	$23.41	(0.22)	6.60	6.38	—	—	—	—
10/31/2022	$29.53	(0.22)	(5.90)	(6.12)	—	—	—	—
10/31/2021(l)	$25.53	(0.13)	4.11	3.98	—	—	—	—
Innovator Growth Accelerated Plus ETF - January
4/30/2025(f)	$24.46	(0.10)	(0.59)	(0.69)	—	—	—	—
10/31/2024	$20.90	(0.18)	3.73	3.55	—	—	—	—
10/31/2023	$17.61	(0.15)	3.43	3.28	—	—	—	—
10/31/2022(bb)	$25.46	(0.13)	(7.74)	(7.87)	—	—	—	—

See footnote definitions on page 438.
The accompanying notes are an integral part of these financial statements.

408

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			Supplemental Data and Ratios:
ETF Transaction Fees per Share	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)(e)

0.00(k)	$26.27	1.12%	$49,265	0.79%	(0.77)%	4%
0.02	$25.98	6.80%	$59,762	0.79%	(0.77)%	10%

0.01	$25.45	0.21%	$54,085	0.79%	(0.77)%	6%

0.00(k)	$28.04	2.07%	$158,433	0.79%	(0.77)%	—%
0.01	$27.47	13.19%	$213,593	0.79%	(0.77)%	4%
0.02	$24.27	−2.37%	$197,808	0.79%	(0.79)%	7%

0.00(k)	$26.79	0.42%	$67,633	0.79%	(0.77)%	2%
0.03	$26.67	3.72%	$69,350	0.79%	(0.76)%	47%

0.00(k)	$24.95	1.09%	$84,823	0.79%	(0.77)%	3%
0.02	$24.68	−0.73%	$54,909	0.79%	(0.80)%	11%

0.01	$25.13	−0.24%	$72,874	0.79%	(0.78)%	—%
0.01	$25.19	0.12%	$75,566	0.79%	(0.81)%	—%

0.01	$27.16	1.66%	$246,464	0.79%	(0.78)%	—%
0.02	$26.71	2.68%	$153,608	0.79%	(0.77)%	—%

0.00(k)	$32.25	1.27%	$33,868	0.79%	(0.78)%	—%
0.01	$31.85	33.34%	$34,241	0.79%	(0.78)%	—%
0.02	$23.89	12.39%	$32,847	0.79%	(0.78)%	—%
0.01	$21.26	−28.85%	$18,067	0.79%	(0.79)%	—%
0.01	$29.88	17.02%	$15,685	0.79%	(0.79)%	—%

0.01	$38.08	6.29%	$14,280	0.79%	(0.78)%	—%
0.01	$35.82	20.19%	$14,330	0.79%	(0.77)%	—%
0.02	$29.81	27.32%	$18,628	0.79%	(0.76)%	—%
0.00(k)	$23.41	−20.72%	$7,023	0.79%	(0.79)%	—%
0.02	$29.53	15.66%	$18,454	0.79%	(0.79)%	—%

0.00(k)	$23.77	−2.80%	$14,263	0.79%	(0.78)%	—%
0.01	$24.46	17.03%	$28,738	0.79%	(0.78)%	—%
0.01	$20.90	18.70%	$28,213	0.79%	(0.78)%	—%
0.02	$17.61	−30.85%	$4,401	0.79%	(0.79)%	—%

The accompanying notes are an integral part of these financial statements.

409

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

		Investment Operations:			Less Distributions From:
For the Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions
Innovator Growth Accelerated Plus ETF - July
4/30/2025(f)	$30.85	(0.12)	0.28	0.16	—	—	—	—
10/31/2024	$24.34	(0.23)	6.73	6.50	—	—	—	—
10/31/2023	$19.99	(0.18)	4.52	4.34	—	—	—	—
10/31/2022	$27.50	(0.18)	(7.35)	(7.53)	—	—	—	—
10/31/2021(i)	$25.52	(0.07)	2.05	1.98	—	—	—	—
Innovator Growth Accelerated Plus ETF - October
4/30/2025(f)	$27.85	(0.11)	0.19	0.08	—	—	—	—
10/31/2024	$22.79	(0.21)	5.27	5.06	—	—	—	—
10/31/2023	$18.52	(0.17)	4.43	4.26	—	—	—	—
10/31/2022	$25.70	(0.18)	(7.01)	(7.19)	—	—	—	—
10/31/2021(n)	$24.32	(0.02)	1.40	1.38	—	—	—	—
Innovator Growth-100 Power Buffer ETF - April
4/30/2025(f)	$48.66	(0.19)	(0.59)	(0.78)	—	—	—	—
10/31/2024	$41.72	(0.36)	7.28	6.92	—	—	—	—
10/31/2023	$34.67	(0.31)	7.33	7.02	—	—	—	—
10/31/2022	$38.38	(0.29)	(3.45)	(3.74)	—	—	—	—
10/31/2021	$34.93	(0.29)	3.71	3.42	—	—	—	—
10/31/2020(cc)	$31.27	(0.16)	3.77	3.61	—	—	—	—
Innovator Growth-100 Power Buffer ETF - August
4/30/2025(f)	$24.90	(0.10)	0.25	0.15	—	—	—	—
10/31/2024(p)	$24.31	(0.05)	0.63	0.58	—	—	—	—
Innovator Growth-100 Power Buffer ETF - December
4/30/2025(f)(q)	$24.28	(0.08)	(0.48)	(0.56)	—	—	—	—
Innovator Growth-100 Power Buffer ETF - February
4/30/2025(f)(r)	$24.88	(0.04)	(0.96)	(1.00)	—	—	—	—
Innovator Growth-100 Power Buffer ETF - January
4/30/2025(f)	$46.55	(0.18)	0.35	0.17	—	—	—	—
10/31/2024	$40.87	(0.34)	6.00	5.66	—	—	—	—
10/31/2023	$35.60	(0.30)	5.56	5.26	—	—	—	—
10/31/2022	$42.07	(0.30)	(6.19)	(6.49)	—	—	—	—
10/31/2021	$37.44	(0.31)	4.91	4.60	—	—	—	—
10/31/2020(m)	$34.94	(0.24)	2.69	2.45	—	—	—	—
Innovator Growth-100 Power Buffer ETF - July
4/30/2025(f)	$60.59	(0.24)	0.10	(0.14)	—	—	—	—
10/31/2024	$50.27	(0.44)	10.74	10.30	—	—	—	—
10/31/2023	$43.06	(0.38)	7.54	7.16	—	—	—	—
10/31/2022	$47.65	(0.35)	(4.28)	(4.63)	—	—	—	—
10/31/2021	$42.23	(0.36)	5.74	5.38	—	—	—	—
10/31/2020(dd)	$40.64	(0.11)	1.67	1.56	—	—	—	—

See footnote definitions on page 438.
The accompanying notes are an integral part of these financial statements.

410

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			Supplemental Data and Ratios:
ETF Transaction Fees per Share	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)(e)

—	$31.01	0.52%	$12,405	0.79%	(0.78)%	—%
0.01	$30.85	26.76%	$16,968	0.79%	(0.78)%	—%
0.01	$24.34	21.75%	$17,646	0.79%	(0.78)%	—%
0.02	$19.99	−27.30%	$17,992	0.79%	(0.79)%	—%
0.00(k)	$27.50	7.75%	$8,250	0.79%	(0.79)%	—%

0.01	$27.94	0.30%	$13,969	0.79%	(0.78)%	—%
0.00(k)	$27.85	22.23%	$8,356	0.79%	(0.78)%	—%
0.01	$22.79	23.04%	$11,394	0.79%	(0.78)%	—%
0.01	$18.52	−27.95%	$6,019	0.79%	(0.79)%	—%
0.00(k)	$25.70	5.69%	$2,570	0.79%	(0.82)%	—%

0.01	$47.89	−1.59%	$235,835	0.79%	(0.78)%	—%
0.02	$48.66	16.65%	$194,646	0.79%	(0.77)%	—%
0.03	$41.72	20.33%	$132,446	0.79%	(0.78)%	—%
0.03	$34.67	−9.67%	$52,866	0.79%	(0.79)%	—%
0.03	$38.38	9.87%	$41,254	0.79%	(0.79)%	—%
0.05	$34.93	11.69%	$15,717	0.79%	(0.79)%	—%

0.00(k)	$25.05	0.63%	$18,790	0.79%	(0.77)%	—%
0.01	$24.90	2.43%	$16,805	0.79%	(0.78)%	—%

0.01	$23.73	−2.24%	$75,350	0.79%	(0.77)%	—%

0.01	$23.89	−3.95%	$48,385	0.79%	(0.76)%	—%

0.01	$46.73	0.38%	$275,681	0.79%	(0.78)%	—%
0.02	$46.55	13.90%	$201,328	0.79%	(0.77)%	—%
0.01	$40.87	14.79%	$77,649	0.79%	(0.78)%	—%
0.02	$35.60	−15.37%	$82,777	0.79%	(0.79)%	—%
0.03	$42.07	12.36%	$87,297	0.79%	(0.79)%	—%
0.05	$37.44	7.16%	$39,315	0.79%	(0.79)%	—%

0.00(k)	$60.45	−0.23%	$200,991	0.79%	(0.78)%	—%
0.02	$60.59	20.52%	$266,590	0.79%	(0.78)%	—%
0.05	$50.27	16.77%	$266,454	0.79%	(0.77)%	—%
0.04	$43.06	−9.64%	$118,404	0.79%	(0.79)%	—%
0.04	$47.65	12.83%	$55,986	0.79%	(0.79)%	—%
0.03	$42.23	3.91%	$57,011	0.79%	(0.79)%	—%

The accompanying notes are an integral part of these financial statements.

411

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

		Investment Operations:			Less Distributions From:
For the Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions
Innovator Growth-100 Power Buffer ETF - June
4/30/2025(f)	$26.39	(0.10)	0.24	0.14	—	—	—	—
10/31/2024(ee)	$25.05	(0.08)	1.40	1.32	—	—	—	—
Innovator Growth-100 Power Buffer ETF - March
4/30/2025(f)(t)	$26.22	(0.03)	(0.70)	(0.73)	—	—	—	—
Innovator Growth-100 Power Buffer ETF - May
4/30/2025(f)(u)	$24.53	—	—	—	—	—	—	—
Innovator Growth-100 Power Buffer ETF - November
4/30/2025(f)	$24.97	(0.10)	0.32	0.22	—	—	—	—
10/31/2024(v)	$24.97	—	—	—	—	—	—	—
Innovator Growth-100 Power Buffer ETF - October
4/30/2025(f)	$49.70	(0.20)	0.58	0.38	—	—	—	—
10/31/2024	$42.13	(0.37)	7.93	7.56	—	—	—	—
10/31/2023	$35.28	(0.30)	7.12	6.82	—	—	—	—
10/31/2022	$40.07	(0.30)	(4.51)	(4.81)	—	—	—	—
10/31/2021	$33.53	(0.30)	6.82	6.52	—	—	—	—
10/31/2020	$31.70	(0.26)	2.39	2.13	—	(0.35)	—	(0.35)
Innovator Growth-100 Power Buffer ETF - September
4/30/2025(f)	$24.89	(0.10)	0.32	0.22	—	—	—	—
10/31/2024(x)	$24.58	(0.03)	0.32	0.29	—	—	—	—
Innovator International Developed 10 Buffer ETF - Quarterly
4/30/2025(f)	$25.38	(0.11)	1.63	1.52	—	—	—	—
10/31/2024(j)	$25.02	(0.07)	0.42	0.35	—	—	—	—
Innovator International Developed Power Buffer ETF - April
4/30/2025(f)	$27.02	(0.11)	1.27	1.16	—	—	—	—
10/31/2024	$23.83	(0.22)	3.77	3.55	—	—	—	—
10/31/2023	$22.46	(0.21)	1.56	1.35	—	—	—	—
10/31/2022	$25.87	(0.20)	(3.25)	(3.45)	—	—	—	—
10/31/2021(l)	$24.90	(0.13)	1.08	0.95	—	—	—	—
Innovator International Developed Power Buffer ETF - August
4/30/2025(f)	$24.44	(0.10)	1.71	1.61	—	—	—	—
10/31/2024(p)	$24.87	(0.05)	(0.39)	(0.44)	—	—	—	—
Innovator International Developed Power Buffer ETF - December
4/30/2025(f)	$27.19	(0.11)	1.50	1.39	—	—	—	—
10/31/2024(ff)	$24.99	(0.21)	2.40	2.19	—	—	—	—
Innovator International Developed Power Buffer ETF - February
4/30/2025(f)	$26.29	(0.11)	1.03	0.92	—	—	—	—
10/31/2024(gg)	$25.00	(0.16)	1.44	1.28	—	—	—	—

See footnote definitions on page 438.
The accompanying notes are an integral part of these financial statements.

412

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			Supplemental Data and Ratios:
ETF Transaction Fees per Share	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)(e)

0.01	$26.54	0.57%	$39,816	0.79%	(0.77)%	—%
0.02	$26.39	5.38%	$27,052	0.79%	(0.77)%	—%

0.01	$25.50	−2.73%	$33,150	0.79%	(0.75)%	—%

—	$24.53	—%	$1,226	—%	—%	—%

0.01	$25.20	0.95%	$25,834	0.79%	(0.77)%	—%
—	$24.97	—%	$1,248	—%	—%	—%

0.00(k)	$50.08	0.77%	$151,754	0.79%	(0.78)%	—%
0.01	$49.70	17.98%	$161,025	0.79%	(0.78)%	—%
0.03	$42.13	19.41%	$148,284	0.79%	(0.78)%	—%
0.02	$35.28	−11.95%	$80,965	0.79%	(0.79)%	—%
0.02	$40.07	19.51%	$77,928	0.79%	(0.79)%	—%
0.05	$33.53	6.92%	$40,566	0.81%	(0.81)%	—%

0.00(k)	$25.11	0.90%	$28,248	0.79%	(0.77)%	—%
0.02	$24.89	1.26%	$36,083	0.76%	(0.75)%	—%

0.01	$26.91	6.05%	$23,548	0.85%	(0.85)%	—%
0.01	$25.38	1.45%	$5,710	0.85%	(0.84)%	—%

0.00(k)	$28.18	2.91%	$238,857	0.85%	(0.84)%	—%
0.01	$27.02	14.92%	$201,979	0.85%	(0.84)%	—%
0.02	$23.83	6.10%	$222,226	0.85%	(0.84)%	—%
0.04	$22.46	−13.17%	$43,236	0.85%	(0.84)%	—%
0.02	$25.87	3.88%	$20,047	0.85%	(0.85)%	—%

0.00(k)	$26.05	6.57%	$16,931	0.85%	(0.84)%	—%
0.01	$24.44	−1.70%	$14,665	0.85%	(0.85)%	—%

0.01	$28.59	5.14%	$22,155	0.85%	(0.84)%	—%
0.01	$27.19	8.80%	$10,875	0.85%	(0.84)%	—%

0.02	$27.23	3.57%	$27,914	0.85%	(0.84)%	—%
0.01	$26.29	5.18%	$11,833	0.85%	(0.84)%	—%

The accompanying notes are an integral part of these financial statements.

413

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

		Investment Operations:			Less Distributions From:
For the Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions
Innovator International Developed Power Buffer ETF - January
4/30/2025(f)	$31.70	(0.13)	0.99	0.86	—	—	—	—
10/31/2024	$27.13	(0.26)	4.82	4.56	—	—	—	—
10/31/2023	$24.11	(0.24)	3.24	3.00	—	—	—	—
10/31/2022	$27.04	(0.22)	(2.72)	(2.94)	—	—	—	—
10/31/2021	$23.82	(0.22)	3.43	3.21	—	—	—	—
10/31/2020(m)	$24.44	(0.17)	(0.47)	(0.64)	—	—	—	—
Innovator International Developed Power Buffer ETF - July
4/30/2025(f)	$28.08	(0.12)	1.97	1.85	—	—	—	—
10/31/2024	$25.05	(0.23)	3.26	3.03	—	—	—	—
10/31/2023	$22.08	(0.21)	3.16	2.95	—	—	—	—
10/31/2022	$24.68	(0.20)	(2.42)	(2.62)	—	—	—	—
10/31/2021	$22.73	(0.21)	2.15	1.94	—	—	—	—
10/31/2020	$23.43	(0.19)	(0.30)	(0.49)	—	(0.23)	—	(0.23)
Innovator International Developed Power Buffer ETF - June
4/30/2025(f)	$25.03	(0.10)	1.26	1.16	—	—	—	—
10/31/2024(ee)	$25.12	(0.09)	(0.01)	(0.10)	—	—	—	—
Innovator International Developed Power Buffer ETF - March
4/30/2025(f)	$25.89	(0.11)	1.16	1.05	—	—	—	—
10/31/2024(hh)	$25.13	(0.15)	0.89	0.74	—	—	—	—
Innovator International Developed Power Buffer ETF - May
4/30/2025(f)	$25.62	(0.11)	1.51	1.40	—	—	—	—
10/31/2024(ii)	$24.83	(0.11)	0.89	0.78	—	—	—	—
Innovator International Developed Power Buffer ETF - November
4/30/2025(f)	$29.32	(0.12)	1.48	1.36	—	—	—	—
10/31/2024	$24.94	(0.24)	(0.01)	(0.01)	—	—	—	—
10/31/2023(jj)	$24.95	—	(0.01)	(0.01)	—	—	—	—
Innovator International Developed Power Buffer ETF - October
4/30/2025(f)	$29.51	(0.13)	1.82	1.69	—	—	—	—
10/31/2024	$25.77	(0.24)	3.97	3.73	—	—	—	—
10/31/2023	$22.20	(0.21)	3.77	3.56	—	—	—	—
10/31/2022	$25.40	(0.20)	(3.05)	(3.25)	—	—	—	—
10/31/2021(n)	$24.97	(0.02)	0.45	0.43	—	—	—	—
Innovator International Developed Power Buffer ETF - September
4/30/2025(f)	$27.73	(0.12)	1.84	1.72	—	—	—	—
10/31/2024	$24.03	(0.23)	4.10	3.87	—	—	—	—
10/31/2023(kk)	$24.97	(0.03)	(0.93)	(0.96)	—	—	—	—
Innovator Nasdaq-100 10 Buffer ETF - Quarterly
4/30/2025(f)	$25.34	(0.10)	1.31	1.21	—	—	—	—
10/31/2024(j)	$24.87	(0.07)	0.49	0.42	—	—	—	—

See footnote definitions on page 438.
The accompanying notes are an integral part of these financial statements.

414

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			Supplemental Data and Ratios:
ETF Transaction Fees per Share	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)(e)

0.00(k)	$32.56	2.68%	$203,474	0.85%	(0.84)%	—%
0.01	$31.70	16.87%	$180,718	0.85%	(0.84)%	—%
0.02	$27.13	12.54%	$120,724	0.85%	(0.84)%	—%
0.01	$24.11	−10.84%	$65,688	0.85%	(0.85)%	—%
0.01	$27.04	13.47%	$57,450	0.85%	(0.85)%	—%
0.02	$23.82	−2.52%	$52,415	0.85%	(0.85)%	—%

0.00(k)	$29.93	6.59%	$143,680	0.85%	(0.84)%	—%
0.00(k)	$28.08	12.10%	$159,369	0.85%	(0.84)%	—%
0.02	$25.05	13.47%	$196,023	0.85%	(0.84)%	—%
0.02	$22.08	−10.54%	$188,757	0.85%	(0.85)%	—%
0.01	$24.68	8.58%	$56,141	0.85%	(0.85)%	—%
0.02	$22.73	−2.04%	$69,883	0.86%	(0.86)%	—%

0.01	$26.20	4.66%	$30,131	0.85%	(0.84)%	—%
0.01	$25.03	−0.31%	$23,783	0.85%	(0.83)%	—%

0.01	$26.95	4.09%	$40,424	0.85%	(0.84)%	—%
0.02	$25.89	3.02%	$12,945	0.85%	(0.85)%	—%

0.01	$27.03	5.50%	$12,164	0.85%	(0.84)%	—%
0.01	$25.62	3.19%	$8,968	0.85%	(0.84)%	—%

0.02	$30.70	4.73%	$13,817	0.85%	(0.84)%	—%
0.02	$29.32	17.50%	$4,397	0.85%	(0.84)%	—%
—	$24.94	—%	$1,247	—%	—%	—%

0.01	$31.21	5.77%	$124,050	0.85%	(0.84)%	—%
0.01	$29.51	14.50%	$121,710	0.85%	(0.84)%	—%
0.01	$25.77	16.07%	$105,653	0.85%	(0.84)%	—%
0.05	$22.20	−12.60%	$94,355	0.85%	(0.85)%	—%
0.00(k)	$25.40	1.72%	$9,525	0.85%	(0.85)%	—%

0.02	$29.47	5.58%	$79,557	0.85%	(0.84)%	—%
0.01	$27.73	16.13%	$67,676	0.85%	(0.84)%	—%
0.02	$24.03	−3.76%	$36,047	0.85%	(0.85)%	—%

0.01	$26.56	4.81%	$92,287	0.79%	(0.78)%	—%
0.05	$25.34	1.91%	$80,453	0.79%	(0.78)%	—%

The accompanying notes are an integral part of these financial statements.

415

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

		Investment Operations:			Less Distributions From:
For the Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions
Innovator Premium Income 10 Barrier ETF - July
4/30/2025(f)	$24.97	0.48	0.24	0.72	(0.94)	—	—	(0.94)
10/31/2024	$24.25	1.10	1.62	2.72	(1.68)	(0.35)	—	(2.03)
10/31/2023(ll)	$24.73	0.40	(0.38)	0.02	(0.32)	—	(0.20)	(0.52)
Innovator Premium Income 10 Barrier ETF - October
4/30/2025(f)	$23.80	0.39	(0.05)	0.34	(0.89)	—	—	(0.89)
10/31/2024	$23.79	1.09	1.09	2.18	(1.46)	(0.53)	(0.19)	(2.18)
10/31/2023(mm)	$23.82	0.09	(0.15)	(0.06)	—	—	—	—
Innovator Premium Income 15 Buffer ETF - April
4/30/2025(f)	$25.02	0.48	(0.02)	0.46	(0.70)	—	—	(0.70)
10/31/2024(y)	$24.92	0.64	0.27	0.91	(0.69)	—	(0.21)	(0.82)
Innovator Premium Income 15 Buffer ETF - January
4/30/2025(f)	$24.59	0.43	(0.20)	0.23	(0.64)	—	—	(0.64)
10/31/2024(z)	$24.48	0.84	0.39	1.23	(0.82)	—	(0.32)	(1.14)
Innovator Premium Income 15 Buffer ETF - July
4/30/2025(f)	$23.84	0.48	0.13	0.61	(0.66)	—	—	(0.66)
10/31/2024(j)	$23.76	0.34	0.17	0.51	(0.32)	—	(0.12)	(0.44)
Innovator Premium Income 15 Buffer ETF - October
4/30/2025(f)	$23.65	0.38	0.10	0.48	(0.61)	—	—	(0.61)
10/31/2024	$23.68	1.04	0.47	1.51	(1.02)	—	(0.53)	(1.55)
10/31/2023(mm)	$23.73	0.09	(0.03)	0.06	(0.06)	—	(0.07)	(0.13)
Innovator Premium Income 20 Barrier ETF - April
4/30/2025(f)	$24.71	0.45	(0.04)	0.41	(0.81)	—	—	(0.81)
10/31/2024	$24.71	1.02	0.76	1.78	(1.28)	(0.42)	(0.08)	(1.78)
10/31/2023(nn)	$24.46	0.59	0.61	1.20	(0.79)	(0.18)	—	(0.97)
Innovator Premium Income 20 Barrier ETF - January
4/30/2025(f)	$24.82	0.44	(0.40)	0.04	(0.74)	(0.06)	—	(0.80)
10/31/2024(z)	$24.58	0.86	0.60	1.46	(1.01)	(0.23)	—	(1.24)
Innovator Premium Income 20 Barrier ETF - July
4/30/2025(f)	$24.94	0.53	0.23	0.76	(0.68)	(0.12)	—	(0.80)
10/31/2024	$24.56	1.12	1.04	2.16	(1.45)	(0.33)	—	(1.78)
10/31/2023(ll)	$24.72	0.39	(0.11)	0.28	(0.30)	—	(0.16)	(0.46)
Innovator Premium Income 20 Barrier ETF - October
4/30/2025(f)	$23.79	0.39	0.12	0.51	(0.75)	—	—	(0.75)
10/31/2024	$23.83	1.08	0.74	1.82	(1.37)	(0.37)	(0.13)	(1.87)
10/31/2023(mm)	$23.82	0.09	(0.10)	(0.01)	—	—	—	—
Innovator Premium Income 30 Barrier ETF - April
4/30/2025(f)	$24.70	0.45	(0.08)	0.37	(0.70)	—	—	(0.70)
10/31/2024	$24.69	1.01	0.50	1.51	(1.16)	(0.32)	(0.02)	(1.50)
10/31/2023(nn)	$24.46	0.58	0.43	1.01	(0.66)	(0.14)	—	(0.80)

See footnote definitions on page 438.
The accompanying notes are an integral part of these financial statements.

416

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			Supplemental Data and Ratios:
ETF Transaction Fees per Share	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)(e)

0.00(k)	$24.75	2.92%	$5,568	0.79%	3.84%	—%
0.03	$24.97	11.60%	$4,994	0.79%	4.38%	—%
0.02	$24.25	0.17%	$4,851	0.79%	4.94%	—%

0.00(k)	$23.25	1.41%	$5,232	0.79%	3.33%	—%
0.01	$23.80	9.44%	$4,761	0.79%	4.45%	—%
0.03	$23.79	−0.14%	$2,973	0.79%	4.96%	—%

0.00(k)	$24.78	1.84%	$5,575	0.79%	3.90%	—%
0.01	$25.02	3.73%	$3,752	0.79%	4.36%	—%

0.00(k)	$24.18	0.96%	$13,300	0.79%	3.58%	—%
0.02	$24.59	5.21%	$8,607	0.78%	4.06%	—%

—	$23.79	2.61%	$2,379	0.79%	4.07%	—%
0.01	$23.84	2.16%	$2,384	0.79%	4.26%	—%

0.00(k)	$23.52	2.03%	$19,407	0.79%	3.26%	—%
0.01	$23.65	6.60%	$18,332	0.79%	4.35%	—%
0.02	$23.68	0.32%	$7,103	0.79%	4.97%	—%

0.00(k)	$24.31	1.61%	$26,740	0.79%	3.70%	—%
0.00(k)	$24.71	7.43%	$27,802	0.79%	4.12%	—%
0.02	$24.71	5.04%	$26,563	0.79%	4.10%	—%

0.01	$24.07	0.15%	$12,033	0.79%	3.64%	—%
0.02	$24.82	6.11%	$9,307	0.79%	4.13%	—%

0.00(k)	$24.90	3.09%	$18,054	0.79%	4.25%	—%
0.00(k)	$24.94	8.99%	$20,574	0.79%	4.46%	—%
0.02	$24.56	1.20%	$25,172	0.79%	4.86%	—%

0.00(k)	$23.55	2.12%	$18,837	0.79%	3.30%	—%
0.01	$23.79	7.83%	$19,630	0.79%	4.44%	—%
0.02	$23.83	0.04%	$10,724	0.79%	5.08%	—%

0.00(k)	$24.37	1.47%	$37,768	0.79%	3.70%	—%
0.00(k)	$24.70	6.30%	$38,287	0.79%	4.08%	—%
0.02	$24.69	4.23%	$48,754	0.79%	4.08%	—%

The accompanying notes are an integral part of these financial statements.

417

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

		Investment Operations:			Less Distributions From:
For the Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions
Innovator Premium Income 30 Barrier ETF - January
4/30/2025(f)	$24.78	0.44	(0.24)	0.20	(0.66)	(0.00)(k)	—	(0.66)
10/31/2024(z)	$24.58	0.85	0.35	1.20	(0.89)	(0.14)	—	(1.03)
Innovator Premium Income 30 Barrier ETF - July
4/30/2025(f)	$24.94	0.53	0.17	0.70	(0.65)	(0.04)	—	(0.69)
10/31/2024	$24.77	1.11	0.60	1.71	(1.32)	(0.22)	—	(1.54)
10/31/2023(ll)	$24.73	0.39	0.02	0.41	(0.34)	—	(0.06)	(0.40)
Innovator Premium Income 30 Barrier ETF - October
4/30/2025(f)	$23.81	0.39	0.19	0.58	(0.62)	—	—	(0.62)
10/31/2024	$23.86	1.08	0.44	1.52	(1.30)	(0.25)	(0.03)	(1.58)
10/31/2023(mm)	$23.82	0.09	(0.08)	0.01	—	—	—	—
Innovator Premium Income 40 Barrier ETF - July
4/30/2025(f)	$24.94	0.51	0.11	0.62	(0.62)	—	—	(0.62)
10/31/2024	$24.83	1.10	0.37	1.47	(1.19)	(0.18)	—	(1.37)
10/31/2023(ll)	$24.73	0.39	0.03	0.42	(0.35)	(0.00)(k)	—	(0.35)
Innovator Premium Income 40 Barrier ETF - October
4/30/2025(f)	$23.80	0.38	0.18	0.56	(0.53)	—	—	(0.53)
10/31/2024	$23.86	1.06	0.23	1.29	(1.19)	(0.10)	(0.08)	(1.37)
10/31/2023(mm)	$23.82	0.09	(0.08)	0.01	—	—	—	—
Innovator Premium Income 9 Buffer ETF - July
4/30/2025(f)	$23.82	0.51	0.14	0.65	(0.76)	—	—	(0.76)
10/31/2024(j)	$23.76	0.35	0.19	0.54	(0.36)	—	(0.14)	(0.50)
Innovator Premium Income 9 Buffer ETF - October
4/30/2025(f)	$23.65	0.38	0.03	0.41	(0.72)	—	—	(0.72)
10/31/2024	$23.63	1.04	0.75	1.79	(1.02)	—	(0.76)	(1.78)
10/31/2023(mm)	$23.74	0.09	(0.07)	0.02	(0.06)	—	(0.09)	(0.15)

See footnote definitions on page 438.
The accompanying notes are an integral part of these financial statements.

418

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			Supplemental Data and Ratios:
ETF Transaction Fees per Share	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)(e)

0.00(k)	$24.32	0.80%	$17,634	0.79%	3.61%	—%
0.03	$24.78	5.10%	$22,303	0.79%	4.10%	—%

0.00(k)	$24.95	2.83%	$19,964	0.79%	4.25%	—%
0.00(k)	$24.94	7.07%	$23,695	0.79%	4.44%	—%
0.03	$24.77	1.79%	$28,487	0.79%	4.77%	—%

0.00(k)	$23.77	2.44%	$19,608	0.79%	3.27%	—%
0.01	$23.81	6.53%	$21,430	0.79%	4.46%	—%
0.03	$23.86	0.17%	$13,720	0.79%	5.06%	—%

0.00(k)	$24.94	2.51%	$7,482	0.79%	4.14%	—%
0.01	$24.94	6.09%	$8,104	0.79%	4.40%	—%
0.00(k)	$24.83	1.82%	$8,068	0.79%	4.77%	—%

0.00(k)	$23.83	2.36%	$15,490	0.79%	3.24%	—%
0.02	$23.80	5.60%	$12,495	0.79%	4.39%	—%
0.03	$23.86	0.17%	$6,562	0.79%	4.90%	—%

—	$23.71	2.73%	$1,185	0.79%	4.27%	—%
0.02	$23.82	2.32%	$1,191	0.79%	4.31%	—%

0.00(k)	$23.34	1.75%	$12,838	0.79%	3.27%	—%
0.01	$23.65	7.76%	$15,369	0.79%	4.32%	—%
0.02	$23.63	0.18%	$2,363	0.79%	5.14%	—%

The accompanying notes are an integral part of these financial statements.

419

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS

		Investment Operations:			Less Distributions From:
For the period ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	Net Realized Gains	Total Distributions
Innovator U.S. Equity 10 Buffer ETF - Quarterly
4/30/2025(f)	$29.23	(0.10)	0.58	0.48	—	—
10/31/2024	$25.53	(0.19)	3.86	3.67	—	—
10/31/2023(mm)	$25.61	(0.01)	(0.09)	(0.10)	—	—
Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly
4/30/2025(f)	$31.48	(0.11)	(0.77)	(0.88)	—	—
10/31/2024	$25.23	(0.20)	6.42	6.22	—	—
10/31/2023(mm)	$25.61	(0.01)	(0.39)	(0.40)	—	—
Innovator U.S. Equity Accelerated 9 Buffer ETF - April
4/30/2025(f)	$33.34	(0.13)	1.47	1.34	—	—
10/31/2024	$28.67	(0.25)	4.91	4.66	—	—
10/31/2023	$25.30	(0.22)	3.57	3.35	—	—
10/31/2022	$27.09	(0.21)	(1.59)	(1.80)	—	—
10/31/2021(l)	$25.37	(0.12)	1.83	1.71	—	—
Innovator U.S. Equity Accelerated 9 Buffer ETF - January
4/30/2025(f)	$28.40	(0.11)	(0.23)	(0.34)	—	—
10/31/2024	$24.69	(0.21)	3.92	3.71	—	—
10/31/2023	$22.00	(0.19)	2.87	2.68	—	—
10/31/2022(bb)	$24.70	(0.15)	(2.57)	(2.72)	—	—
Innovator U.S. Equity Accelerated 9 Buffer ETF - July
4/30/2025(f)	$33.42	(0.13)	0.47	0.34	—	—
10/31/2024	$28.10	(0.25)	5.56	5.31	—	—
10/31/2023	$25.28	(0.22)	3.02	2.80	—	—
10/31/2022	$26.49	(0.20)	(1.04)	(1.24)	—	—
10/31/2021(i)	$25.68	(0.07)	0.87	0.80	—	—
Innovator U.S. Equity Accelerated 9 Buffer ETF - October
4/30/2025(f)	$29.58	(0.12)	0.16	0.04	—	—
10/31/2024	$25.93	(0.22)	3.87	3.65	—	—
10/31/2023	$22.82	(0.19)	3.29	3.10	—	—
10/31/2022	$24.77	(0.19)	(1.80)	(1.99)	—	—
10/31/2021(n)	$24.04	(0.02)	0.74	0.72	—	—
Innovator U.S. Equity Accelerated ETF - July
4/30/2025(f)	$33.77	(0.13)	—	(0.13)	—	—
10/31/2024	$26.54	(0.24)	7.46	7.22	—	—
10/31/2023	$23.15	(0.20)	3.57	3.37	—	—
10/31/2022	$27.23	(0.20)	(3.89)	(4.09)	—	—
10/31/2021(i)	$25.69	(0.07)	1.61	1.54	—	—
Innovator U.S. Equity Accelerated ETF - October
4/30/2025(f)	$29.46	(0.12)	(0.31)	(0.43)	—	—
10/31/2024	$24.68	(0.22)	4.99	4.77	—	—
10/31/2023	$20.96	(0.18)	3.90	3.72	—	—
10/31/2022	$25.28	(0.17)	(4.20)	(4.37)	—	—
10/31/2021(n)	$24.05	(0.02)	1.25	1.23	—	—

See footnote definitions on page 438.
The accompanying notes are an integral part of these financial statements.

420

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			Supplemental Data and Ratios:
ETF Transaction Fees Per Share	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (In Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)(e)

0.01	$29.72	1.69%	$431,701	0.69%	(0.68)%	—%
0.03	$29.23	14.46%	$256,458	0.69%	(0.68)%	—%
0.02	$25.53	−0.30%	$24,896	0.69%	(0.68)%	—%

0.01	$30.61	−2.76%	$133,166	0.69%	(0.68)%	—%
0.03	$31.48	24.78%	$102,316	0.69%	(0.68)%	—%
0.02	$25.23	−1.49%	$12,615	0.69%	(0.68)%	—%

0.04	$34.72	4.12%	$236,965	0.79%	(0.78)%	—%
0.01	$33.34	16.31%	$86,696	0.79%	(0.78)%	—%
0.02	$28.67	13.33%	$73,825	0.79%	(0.77)%	—%
0.01	$25.30	−6.61%	$19,606	0.79%	(0.79)%	—%
0.01	$27.09	6.77%	$19,639	0.79%	(0.79)%	—%

0.02	$28.08	−1.13%	$93,357	0.79%	(0.78)%	—%
0.00(k)	$28.40	15.01%	$86,616	0.79%	(0.78)%	—%
0.01	$24.69	12.24%	$71,609	0.79%	(0.77)%	—%
0.02	$22.00	−10.93%	$14,300	0.79%	(0.79)%	—%

0.00(k)	$33.76	1.02%	$107,189	0.79%	(0.78)%	—%
0.01	$33.42	18.93%	$150,392	0.79%	(0.78)%	—%
0.02	$28.10	11.14%	$78,681	0.79%	(0.78)%	—%
0.03	$25.28	−4.56%	$32,237	0.79%	(0.79)%	—%
0.01	$26.49	3.16%	$10,597	0.79%	(0.79)%	—%

0.02	$29.64	0.18%	$194,854	0.79%	(0.78)%	—%
0.00(k)	$29.58	14.08%	$66,560	0.79%	(0.78)%	—%
0.01	$25.93	13.62%	$55,106	0.79%	(0.78)%	—%
0.04	$22.82	−7.85%	$35,948	0.79%	(0.79)%	—%
0.01	$24.77	3.03%	$4,334	0.79%	(0.82)%	—%

—	$33.64	−0.40%	$4,205	0.79%	(0.78)%	—%
0.01	$33.77	27.24%	$10,976	0.79%	(0.77)%	—%
0.02	$26.54	14.65%	$8,626	0.79%	(0.74)%	—%
0.01	$23.15	−14.97%	$3,472	0.79%	(0.78)%	—%
0.00(k)	$27.23	5.98%	$3,403	0.79%	(0.79)%	—%

—	$29.03	−1.47%	$2,903	0.79%	(0.77)%	—%
0.01	$29.46	19.38%	$5,156	0.79%	(0.77)%	—%
0.00(k)	$24.68	17.76%	$3,702	0.79%	(0.78)%	—%
0.05	$20.96	−17.10%	$35,627	0.79%	(0.79)%	—%
0.00(k)	$25.28	5.11%	$1,896	0.79%	(0.85)%	—%

The accompanying notes are an integral part of these financial statements.

421

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

		Investment Operations:			Less Distributions From:
For the period ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	Net Realized Gains	Total Distributions
Innovator U.S. Equity Accelerated ETF - Quarterly
4/30/2025(f)	$34.90	(0.14)	(0.23)	(0.37)	—	—
10/31/2024	$27.09	(0.25)	8.05	7.80	—	—
10/31/2023	$22.88	(0.21)	4.39	4.18	—	—
10/31/2022	$28.25	(0.20)	(5.19)	(5.39)	—	—
10/31/2021(l)	$25.37	(0.13)	3.00	2.87	—	—
Innovator U.S. Equity Accelerated Plus ETF - April
4/30/2025(f)	$33.62	(0.13)	1.73	1.60	—	—
10/31/2024	$27.75	(0.24)	6.10	5.86	—	—
10/31/2023	$24.90	(0.21)	3.04	2.83	—	—
10/31/2022	$28.19	(0.22)	(3.10)	(3.32)	—	—
10/31/2021(l)	$25.37	(0.13)	2.94	2.81	—	—
Innovator U.S. Equity Accelerated Plus ETF - January
4/30/2025(f)	$27.32	(0.11)	(0.69)	(0.80)	—	—
10/31/2024	$23.00	(0.20)	4.51	4.31	—	—
10/31/2023	$19.87	(0.17)	3.29	3.12	—	—
10/31/2022(bb)	$24.71	(0.14)	(4.72)	(4.86)	—	—
Innovator U.S. Equity Accelerated Plus ETF - July
4/30/2025(f)	$32.77	(0.13)	0.30	0.17	—	—
10/31/2024	$26.19	(0.24)	6.81	6.57	—	—
10/31/2023	$23.10	(0.20)	3.28	3.08	—	—
10/31/2022	$27.11	(0.19)	(3.84)	(4.03)	—	—
10/31/2021(i)	$25.68	(0.07)	1.49	1.42	—	—
Innovator U.S. Equity Accelerated Plus ETF - October
4/30/2025(f)	$28.60	(0.11)	(0.24)	(0.35)	—	—
10/31/2024	$24.24	(0.21)	4.56	4.35	—	—
10/31/2023	$20.84	(0.18)	3.58	3.40	—	—
10/31/2022	$25.30	(0.18)	(4.31)	(4.49)	—	—
10/31/2021(n)	$24.50	(0.02)	1.27	1.25	—	—
Innovator U.S. Equity Buffer ETF - April
4/30/2025(f)	$43.15	(0.17)	(0.83)	(1.00)	—	—
10/31/2024	$34.42	(0.31)	9.02	8.71	—	—
10/31/2023	$30.83	(0.26)	3.84	3.58	—	—
10/31/2022	$32.79	(0.25)	(1.73)	(1.98)	—	—
10/31/2021	$28.41	(0.25)	4.61	4.36	—	—
10/31/2020	$26.64	(0.22)	1.95	1.73	—	—
Innovator U.S. Equity Buffer ETF - August
4/30/2025(f)	$42.55	(0.17)	(0.26)	(0.43)	—	—
10/31/2024	$32.51	(0.30)	10.32	10.02	—	—
10/31/2023	$30.00	(0.25)	2.74	2.49	—	—
10/31/2022	$32.65	(0.25)	(2.43)	(2.68)	—	—
10/31/2021	$27.49	(0.24)	5.38	5.14	—	—
10/31/2020	$25.53	(0.21)	2.15	1.94	—	—

See footnote definitions on page 438.
The accompanying notes are an integral part of these financial statements.

422

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			Supplemental Data and Ratios:
ETF Transaction Fees Per Share	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (In Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)(e)

0.00(k)	$34.53	−1.06%	$51,792	0.79%	(0.79)%	—%
0.01	$34.90	28.82%	$51,474	0.79%	(0.78)%	—%
0.03	$27.09	18.40%	$76,528	0.79%	(0.77)%	—%
0.02	$22.88	−19.02%	$11,440	0.79%	(0.79)%	—%
0.01	$28.25	11.37%	$13,421	0.79%	(0.79)%	—%

0.02	$35.24	4.84%	$27,314	0.79%	(0.78)%	—%
0.01	$33.62	21.15%	$10,925	0.79%	(0.77)%	—%
0.02	$27.75	11.44%	$10,405	0.79%	(0.77)%	—%
0.03	$24.90	−11.67%	$3,735	0.79%	(0.79)%	—%
0.01	$28.19	11.11%	$8,457	0.79%	(0.79)%	—%

0.00(k)	$26.52	−2.90%	$16,578	0.79%	(0.78)%	—%
0.01	$27.32	18.78%	$17,074	0.79%	(0.78)%	—%
0.01	$23.00	15.75%	$18,399	0.79%	(0.78)%	—%
0.02	$19.87	−19.59%	$4,967	0.79%	(0.79)%	—%

0.01	$32.95	0.53%	$14,825	0.79%	(0.78)%	—%
0.01	$32.77	25.14%	$11,470	0.79%	(0.77)%	—%
0.01	$26.19	13.38%	$15,712	0.79%	(0.78)%	—%
0.02	$23.10	−14.80%	$12,703	0.79%	(0.79)%	—%
0.01	$27.11	5.56%	$9,488	0.79%	(0.79)%	—%

0.00(k)	$28.25	−1.23%	$13,420	0.79%	(0.78)%	—%
0.01	$28.60	18.02%	$14,302	0.79%	(0.78)%	—%
0.00(k)	$24.24	16.31%	$12,724	0.79%	(0.78)%	—%
0.03	$20.84	−17.63%	$15,108	0.79%	(0.79)%	—%
—	$25.30	5.20%	$2,530	0.79%	(0.83)%	—%

0.01	$42.16	−2.30%	$364,692	0.79%	(0.78)%	—%
0.02	$43.15	25.38%	$261,064	0.79%	(0.78)%	—%
0.01	$34.42	11.65%	$151,433	0.79%	(0.78)%	—%
0.02	$30.83	−5.99%	$115,595	0.79%	(0.79)%	—%
0.02	$32.79	15.40%	$122,956	0.79%	(0.79)%	—%
0.04	$28.41	6.65%	$69,609	0.79%	(0.79)%	—%

0.00(k)	$42.12	−1.00%	$153,729	0.79%	(0.78)%	—%
0.02	$42.55	30.88%	$180,817	0.79%	(0.77)%	—%
0.02	$32.51	8.35%	$182,037	0.79%	(0.77)%	—%
0.03	$30.00	−8.13%	$102,754	0.79%	(0.79)%	—%
0.02	$32.65	18.81%	$86,535	0.79%	(0.79)%	—%
0.02	$27.49	7.68%	$48,099	0.79%	(0.79)%	—%

The accompanying notes are an integral part of these financial statements.

423

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

		Investment Operations:			Less Distributions From:
For the period ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	Net Realized Gains	Total Distributions
Innovator U.S. Equity Buffer ETF - December
4/30/2025(f)	$43.28	(0.17)	(1.56)	(1.73)	—	—
10/31/2024	$34.26	(0.31)	9.32	9.01	—	—
10/31/2023	$31.67	(0.27)	2.84	2.57	—	—
10/31/2022	$34.04	(0.26)	(2.14)	(2.40)	—	—
10/31/2021	$27.73	(0.25)	(6.53)	6.28	—	—
10/31/2020(oo)	$26.40	(0.19)	1.47	1.28	—	—
Innovator U.S. Equity Buffer ETF - February
4/30/2025(f)	$41.97	(0.16)	(0.60)	(0.76)	—	—
10/31/2024	$32.76	(0.30)	9.49	9.19	—	—
10/31/2023	$29.62	(0.25)	3.38	3.13	—	—
10/31/2022	$31.63	(0.24)	(1.79)	(2.03)	—	—
10/31/2021	$25.09	(0.23)	6.75	6.52	—	—
10/31/2020(pp)	$24.52	(0.14)	0.69	0.55	—	—
Innovator U.S. Equity Buffer ETF - January
4/30/2025(f)	$46.66	(0.18)	(0.17)	(0.35)	—	—
10/31/2024	$35.99	(0.34)	11.00	10.66	—	—
10/31/2023	$33.17	(0.28)	3.09	2.81	—	—
10/31/2022	$36.87	(0.27)	(3.45)	(3.72)	—	—
10/31/2021	$29.77	(0.27)	7.35	7.08	—	—
10/31/2020	$29.69	(0.23)	1.63	1.40	(1.36)	—
Innovator U.S. Equity Buffer ETF - July
4/30/2025(f)	$43.48	(0.17)	(0.45)	(0.62)	—	—
10/31/2024	$33.91	(0.31)	9.87	9.56	—	—
10/31/2023	$30.83	(0.26)	3.32	3.06	—	—
10/31/2022	$32.69	(0.25)	(1.65)	(1.90)	—	—
10/31/2021	$27.94	(0.25)	4.97	4.72	—	—
10/31/2020	$26.55	(0.21)	1.56	1.35	—	—
Innovator U.S. Equity Buffer ETF - June
4/30/2025(f)	$40.52	(0.16)	(0.25)	(0.41)	—	—
10/31/2024	$32.33	(0.29)	8.47	8.18	—	—
10/31/2023	$30.59	(0.25)	1.96	1.71	—	—
10/31/2022	$33.96	(0.25)	(3.14)	(3.39)	—	—
10/31/2021	$29.25	(0.26)	4.95	4.69	—	—
10/31/2020	$27.38	(0.22)	2.03	1.81	—	—
Innovator U.S. Equity Buffer ETF - March
4/30/2025(f)	$44.89	(0.18)	0.52	0.34	—	—
10/31/2024	$35.73	(0.33)	9.47	9.14	—	—
10/31/2023	$31.93	(0.27)	4.06	3.79	—	—
10/31/2022	$34.06	(0.26)	(1.88)	(2.14)	—	—
10/31/2021	$27.92	(0.25)	6.37	6.12	—	—
10/31/2020(qq)	$26.01	(0.14)	2.03	1.89	—	—

See footnote definitions on page 438.
The accompanying notes are an integral part of these financial statements.

424

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			Supplemental Data and Ratios:
ETF Transaction Fees Per Share	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (In Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)(e)

0.03	$41.58	−3.93%	$191,253	0.79%	(0.78)%	—%
0.01	$43.28	26.32%	$125,504	0.79%	(0.78)%	—%
0.02	$34.26	8.18%	$95,930	0.79%	(0.78)%	—%
0.03	$31.67	−6.97%	$103,722	0.79%	(0.79)%	—%
0.03	$34.04	22.76%	$57,874	0.79%	(0.79)%	—%
0.05	$27.73	5.04%	$24,958	0.79%	(0.79)%	146%

0.01	$41.22	−1.80%	$186,509	0.79%	(0.78)%	—%
0.02	$41.97	28.11%	$131,168	0.79%	(0.77)%	—%
0.01	$32.76	10.62%	$99,929	0.79%	(0.78)%	—%
0.02	$29.62	−6.37%	$68,860	0.79%	(0.79)%	—%
0.02	$31.63	26.08%	$86,203	0.79%	(0.79)%	—%
0.02	$25.09	2.32%	$37,008	0.79%	(0.79)%	—%

0.01	$46.32	−0.73%	$289,477	0.79%	(0.78)%	—%
0.01	$46.66	29.64%	$253,122	0.79%	(0.78)%	—%
0.01	$35.99	8.50%	$148,460	0.79%	(0.79)%	—%
0.02	$33.17	−10.03%	$142,636	0.79%	(0.79)%	—%
0.02	$36.87	23.85%	$150,240	0.79%	(0.79)%	—%
0.04	$29.77	4.99%	$125,767	0.79%	(0.79)%	—%

0.00(k)	$42.86	−1.41%	$244,327	0.79%	(0.78)%	—%
0.01	$43.48	28.22%	$259,766	0.79%	(0.78)%	—%
0.02	$33.91	9.98%	$341,615	0.79%	(0.78)%	—%
0.04	$30.83	−5.69%	$170,341	0.79%	(0.79)%	—%
0.03	$32.69	17.53%	$183,066	0.79%	(0.79)%	—%
0.04	$27.94	5.24%	$67,755	0.79%	(0.79)%	4%

0.00(k)	$40.11	−1.00%	$133,381	0.79%	(0.78)%	—%
0.01	$40.52	25.33%	$150,937	0.79%	(0.78)%	—%
0.03	$32.33	5.69%	$101,031	0.79%	(0.78)%	—%
0.02	$30.59	−9.93%	$76,474	0.79%	(0.79)%	—%
0.02	$33.96	16.12%	$81,509	0.79%	(0.79)%	—%
0.06	$29.25	6.81%	$32,172	0.79%	(0.79)%	—%

0.00(k)	$45.23	0.76%	$182,054	0.79%	(0.78)%	—%
0.02	$44.89	25.64%	$173,955	0.79%	(0.78)%	—%
0.01	$35.73	11.89%	$87,536	0.79%	(0.78)%	—%
0.01	$31.93	−6.26%	$76,635	0.79%	(0.79)%	—%
0.02	$34.06	21.98%	$62,164	0.79%	(0.79)%	—%
0.02	$27.92	7.36%	$23,735	0.79%	(0.79)%	—%

The accompanying notes are an integral part of these financial statements.

425

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

		Investment Operations:			Less Distributions From:
For the period ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	Net Realized Gains	Total Distributions
Innovator U.S. Equity Buffer ETF - May
4/30/2025(f)	$39.36	(0.16)	0.10	(0.06)	—	—
10/31/2024	$30.60	(0.28)	9.03	8.75	—	—
10/31/2023	$29.07	(0.24)	1.76	1.52	—	—
10/31/2022	$32.55	(0.24)	(3.26)	(3.50)	—	—
10/31/2021	$27.92	(0.25)	4.86	4.61	—	—
10/31/2020(rr)	$25.63	(0.11)	2.39	2.28	—	—
Innovator U.S. Equity Buffer ETF - November
4/30/2025(f)	$38.30	(0.15)	(0.16)	(0.31)	—	—
10/31/2024	$31.97	(0.28)	6.60	6.32	—	—
10/31/2023	$29.74	(0.25)	2.47	2.22	—	—
10/31/2022	$32.71	(0.24)	(2.25)	(2.49)	—	—
10/31/2021	$27.31	(0.24)	5.12	4.88	—	—
10/31/2020	$25.53	(0.20)	1.92	1.72	—	—
Innovator U.S. Equity Buffer ETF - October
4/30/2025(f)	$42.18	(0.17)	(0.14)	(0.31)	—	—
10/31/2024	$34.94	(0.31)	7.54	7.23	—	—
10/31/2023	$31.43	(0.26)	3.76	3.50	—	—
10/31/2022	$33.90	(0.26)	(2.24)	(2.50)	—	—
10/31/2021	$27.26	(0.25)	6.88	6.63	—	—
10/31/2020	$25.18	(0.20)	2.31	2.11	(0.05)	(0.05)
Innovator U.S. Equity Buffer ETF - September
4/30/2025(f)	$41.91	(0.16)	(0.22)	(0.38)	—	—
10/31/2024	$33.14	(0.30)	9.06	8.76	—	—
10/31/2023	$30.33	(0.25)	3.05	2.80	—	—
10/31/2022	$32.66	(0.25)	(2.10)	(2.35)	—	—
10/31/2021	$26.40	(0.24)	6.47	6.23	—	—
10/31/2020	$25.31	(0.21)	1.59	1.38	(0.36)	(0.36)
Innovator U.S. Equity Power Buffer ETF - April
4/30/2025(f)	$35.86	(0.14)	(0.29)	(0.43)	—	—
10/31/2024	$30.24	(0.26)	5.87	5.61	—	—
10/31/2023	$27.80	(0.23)	2.65	2.42	—	—
10/31/2022	$29.04	(0.22)	(1.04)	(1.26)	—	—
10/31/2021	$26.54	(0.22)	2.70	2.48	—	—
10/31/2020	$26.31	(0.20)	1.20	1.00	(0.80)	(0.80)
Innovator U.S. Equity Power Buffer ETF - August
4/30/2025(f)	$37.74	(0.15)	0.11	(0.04)	—	—
10/31/2024	$30.69	(0.27)	7.31	7.04	—	—
10/31/2023	$28.21	(0.23)	2.69	2.46	—	—
10/31/2022	$30.00	(0.23)	(1.58)	(1.81)	—	—
10/31/2021	$26.86	(0.23)	3.35	3.12	—	—
10/31/2020	$25.45	(0.21)	1.93	1.72	(0.34)	(0.34)

See footnote definitions on page 438.
The accompanying notes are an integral part of these financial statements.

426

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			Supplemental Data and Ratios:
ETF Transaction Fees Per Share	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (In Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)(e)

0.00(k)	$39.30	−0.15%	$119,875	0.79%	(0.78)%	—%
0.01	$39.36	28.62%	$130,879	0.79%	(0.78)%	—%
0.01	$30.60	5.29%	$110,940	0.79%	(0.78)%	—%
0.02	$29.07	−10.70%	$175,858	0.79%	(0.79)%	—%
0.02	$32.55	16.58%	$82,190	0.79%	(0.79)%	—%
0.01	$27.92	8.94%	$16,055	0.79%	(0.79)%	—%

0.01	$38.00	−0.78%	$150,096	0.79%	(0.78)%	—%
0.01	$38.30	19.76%	$99,575	0.79%	(0.78)%	—%
0.01	$31.97	7.49%	$83,924	0.79%	(0.78)%	—%
0.02	$29.74	−7.65%	$61,710	0.79%	(0.79)%	—%
0.02	$32.21	17.93%	$30,599	0.79%	(0.79)%	—%
0.06	$27.31	7.00%	$15,023	0.79%	(0.79)%	—%

0.00(k)	$41.87	−0.74%	$232,379	0.79%	(0.78)%	—%
0.01	$42.18	20.71%	$233,052	0.79%	(0.78)%	—%
0.01	$34.94	11.18%	$171,230	0.79%	(0.79)%	—%
0.03	$31.43	−7.29%	$226,302	0.79%	(0.79)%	—%
0.01	$33.90	24.34%	$111,875	0.79%	(0.79)%	—%
0.02	$27.26	8.51%	$73,613	0.79%	(0.79)%	—%

0.00(k)	$41.53	−0.89%	$157,832	0.79%	(0.78)%	—%
0.01	$41.91	26.47%	$202,198	0.79%	(0.78)%	—%
0.01	$33.14	9.26%	$178,109	0.79%	(0.78)%	—%
0.02	$30.33	−7.13%	$166,049	0.79%	(0.79)%	—%
0.03	$32.66	23.68%	$156,749	0.79%	(0.79)%	—%
0.07	$26.40	5.81%	$77,892	0.79%	(0.79)%	—%

0.00(k)	$35.43	−1.21%	$772,330	0.79%	(0.78)%	—%
0.01	$35.86	18.60%	$786,291	0.79%	(0.78)%	—%
0.02	$30.24	8.78%	$579,804	0.79%	(0.78)%	—%
0.02	$27.80	−4.29%	$308,534	0.79%	(0.79)%	—%
0.02	$29.04	9.45%	$242,503	0.79%	(0.79)%	—%
0.03	$26.54	4.00%	$187,078	0.79%	(0.79)%	—%

0.00(k)	$37.70	−0.11%	$753,949	0.79%	(0.78)%	—%
0.01	$37.74	22.95%	$851,947	0.79%	(0.77)%	—%
0.02	$30.69	8.82%	$886,281	0.79%	(0.78)%	—%
0.02	$28.21	−5.98%	$435,772	0.79%	(0.79)%	—%
0.02	$30.00	11.68%	$185,991	0.79%	(0.79)%	—%
0.03	$26.86	6.95%	$109,458	0.79%	(0.79)%	—%

The accompanying notes are an integral part of these financial statements.

427

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

		Investment Operations:			Less Distributions From:
For the period ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	Net Realized Gains	Total Distributions
Innovator U.S. Equity Power Buffer ETF - December
4/30/2025(f)	$38.53	(0.15)	(0.88)	(1.03)	—	—
10/31/2024	$31.64	(0.28)	7.16	6.88	—	—
10/31/2023	$30.03	(0.25)	1.84	1.59	—	—
10/31/2022	$31.01	(0.24)	(0.75)	(0.99)	—	—
10/31/2021	$27.42	(0.24)	3.80	3.56	—	—
10/31/2020(oo)	$26.40	(0.19)	1.17	0.98	—	—
Innovator U.S. Equity Power Buffer ETF - February
4/30/2025(f)	$36.11	(0.14)	(0.27)	(0.41)	—	—
10/31/2024	$30.02	(0.27)	6.35	6.08	—	—
10/31/2023	$27.84	(0.23)	2.40	2.17	—	—
10/31/2022	$29.01	(0.22)	(0.97)	(1.19)	—	—
10/31/2021	$25.03	(0.22)	4.18	3.96	—	—
10/31/2020(pp)	$24.52	(0.14)	0.63	0.49	—	—
Innovator U.S. Equity Power Buffer ETF - January
4/30/2025(f)	$41.42	(0.16)	0.08	(0.08)	—	—
10/31/2024	$34.25	(0.30)	7.46	7.16	—	—
10/31/2023	$31.17	(0.26)	3.33	3.07	—	—
10/31/2022	$33.10	(0.25)	(1.70)	(1.95)	—	—
10/31/2021	$29.08	(0.25)	4.25	4.00	—	—
10/31/2020	$28.13	(0.22)	1.14	0.92	—	—
Innovator U.S. Equity Power Buffer ETF - July
4/30/2025(f)	$40.26	(0.16)	(0.07)	(0.23)	—	—
10/31/2024	$33.31	(0.29)	7.23	6.94	—	—
10/31/2023	$29.90	(0.25)	3.64	3.39	—	—
10/31/2022	$30.38	(0.24)	(0.27)	(0.51)	—	—
10/31/2021	$27.43	(0.23)	3.16	2.93	—	—
10/31/2020	$26.36	(0.21)	1.46	1.25	(0.22)	(0.22)
Innovator U.S. Equity Power Buffer ETF - June
4/30/2025(f)	$36.78	(0.14)	0.12	(0.02)	—	—
10/31/2024	$31.04	(0.27)	6.00	5.73	—	—
10/31/2023	$29.69	(0.24)	1.58	1.34	—	—
10/31/2022	$31.87	(0.24)	(1.96)	(2.20)	—	—
10/31/2021	$28.88	(0.24)	3.20	2.96	—	—
10/31/2020	$26.74	(0.22)	2.30	2.08	—	—
Innovator U.S. Equity Power Buffer ETF - March
4/30/2025(f)	$39.24	(0.15)	0.63	0.48	—	—
10/31/2024	$33.18	(0.29)	6.33	6.04	—	—
10/31/2023	$30.38	(0.25)	3.04	2.79	—	—
10/31/2022	$31.23	(0.24)	(0.63)	(0.87)	—	—
10/31/2021	$27.39	(0.24)	4.06	3.82	—	—
10/31/2020(qq)	$26.01	(0.14)	1.50	1.36	—	—

See footnote definitions on page 438.
The accompanying notes are an integral part of these financial statements.

428

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			Supplemental Data and Ratios:
ETF Transaction Fees Per Share	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (In Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)(e)

0.01	$37.51	−2.65%	$979,867	0.79%	(0.78)%	—%
0.01	$38.53	21.76%	$737,786	0.79%	(0.78)%	—%
0.02	$31.64	5.38%	$563,211	0.79%	(0.77)%	—%
0.01	$30.03	−3.16%	$207,929	0.79%	(0.79)%	—%
0.03	$31.01	13.10%	$108,520	0.79%	(0.79)%	—%
0.04	$27.42	3.85%	$65,111	0.79%	(0.79)%	141%

0.00(k)	$35.70	−1.14%	$825,566	0.79%	(0.78)%	—%
0.01	$36.11	20.29%	$644,565	0.79%	(0.78)%	—%
0.01	$30.02	7.84%	$442,802	0.79%	(0.78)%	—%
0.02	$27.84	−4.02%	$239,416	0.79%	(0.79)%	—%
0.02	$29.01	15.90%	$170,407	0.79%	(0.79)%	—%
0.02	$25.03	2.06%	$115,121	0.79%	(0.79)%	—%

0.00(k)	$41.34	−0.20%	$1,200,914	0.79%	(0.78)%	—%
0.01	$41.42	20.93%	$986,882	0.79%	(0.78)%	—%
0.01	$34.25	9.91%	$569,465	0.79%	(0.78)%	—%
0.02	$31.17	−5.83%	$448,795	0.79%	(0.79)%	—%
0.02	$33.10	13.82%	$294,561	0.79%	(0.79)%	—%
0.03	$29.08	3.38%	$288,597	0.79%	(0.79)%	—%

0.00(k)	$40.03	−0.56%	$850,611	0.79%	(0.78)%	—%
0.01	$40.26	20.84%	$971,164	0.79%	(0.78)%	—%
0.02	$33.31	11.41%	$999,374	0.79%	(0.78)%	—%
0.03	$29.90	−1.59%	$503,828	0.79%	(0.79)%	—%
0.02	$30.38	10.78%	$218,755	0.79%	(0.79)%	—%
0.04	$27.43	4.89%	$111,759	0.79%	(0.79)%	15%

0.00(k)	$36.76	−0.06%	$577,089	0.79%	(0.78)%	—%
0.01	$36.78	18.51%	$614,246	0.79%	(0.78)%	—%
0.01	$31.04	4.54%	$521,398	0.79%	(0.78)%	—%
0.02	$29.69	−6.84%	$344,365	0.79%	(0.79)%	—%
0.03	$31.87	10.34%	$152,966	0.79%	(0.79)%	—%
0.06	$28.88	8.00%	$94,588	0.79%	(0.79)%	—%

0.00(k)	$39.72	1.23%	$587,882	0.79%	(0.78)%	—%
0.02	$39.24	18.26%	$557,182	0.79%	(0.78)%	—%
0.01	$33.18	9.24%	$377,427	0.79%	(0.78)%	—%
0.02	$30.38	−2.72%	$226,295	0.79%	(0.79)%	—%
0.02	$31.23	14.01%	$117,875	0.79%	(0.79)%	—%
0.02	$27.39	5.30%	$71,895	0.79%	(0.79)%	—%

The accompanying notes are an integral part of these financial statements.

429

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

		Investment Operations:			Less Distributions From:
For the period ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	Net Realized Gains	Total Distributions
Innovator U.S. Equity Power Buffer ETF - May
4/30/2025(f)	$35.22	(0.14)	0.73	0.59	—	—
10/31/2024	$29.19	(0.26)	6.28	6.02	—	—
10/31/2023	$28.02	(0.23)	1.38	1.15	—	—
10/31/2022	$30.23	(0.23)	(2.00)	(2.23)	—	—
10/31/2021	$27.34	(0.23)	3.10	2.87	—	—
10/31/2020(rr)	$25.63	(0.11)	1.80	1.69	—	—
Innovator U.S. Equity Power Buffer ETF - November
4/30/2025(f)	$37.09	(0.15)	0.18	0.03	—	—
10/31/2024	$32.26	(0.28)	5.10	4.82	—	—
10/31/2023	$30.01	(0.25)	2.49	2.24	—	—
10/31/2022	$30.52	(0.23)	(0.31)	(0.54)	—	—
10/31/2021	$27.30	(0.23)	3.44	3.21	—	—
10/31/2020	$25.53	(0.21)	1.94	1.73	—	—
Innovator U.S. Equity Power Buffer ETF - October
4/30/2025(f)	$38.74	(0.15)	0.23	0.08	—	—
10/31/2024	$33.60	(0.29)	5.42	5.13	—	—
10/31/2023	$29.72	(0.25)	4.12	3.87	—	—
10/31/2022	$30.04	(0.23)	(0.13)	(0.36)	—	—
10/31/2021	$26.02	(0.23)	4.23	4.00	—	—
10/31/2020	$25.16	(0.20)	1.60	1.40	(0.56)	(0.56)
Innovator U.S. Equity Power Buffer ETF - September
4/30/2025(f)	$38.33	(0.15)	0.14	(0.01)	—	—
10/31/2024	$32.04	(0.28)	6.56	6.28	—	—
10/31/2023	$29.10	(0.24)	3.17	2.93	—	—
10/31/2022	$29.97	(0.23)	(0.67)	(0.90)	—	—
10/31/2021	$26.01	(0.23)	4.17	3.94	—	—
10/31/2020	$25.15	(0.21)	1.01	0.80	—	—
Innovator U.S. Equity Ultra Buffer ETF - April
4/30/2025(f)	$30.13	(0.12)	(0.20)	(0.32)	—	—
10/31/2024	$25.48	(0.22)	4.86	4.64	—	—
10/31/2023	$24.83	(0.20)	0.84	0.64	—	—
10/31/2022	$26.02	(0.20)	(1.01)	(1.21)	—	—
10/31/2021	$24.47	(0.20)	1.72	1.52	—	—
10/31/2020	$26.22	(0.19)	(1.01)	(1.20)	(0.57)	(0.57)
Innovator U.S. Equity Ultra Buffer ETF - August
4/30/2025(f)	$34.86	(0.14)	(0.24)	(0.38)	—	—
10/31/2024	$28.30	(0.25)	6.80	6.55	—	—
10/31/2023	$26.13	(0.21)	2.34	2.13	—	—
10/31/2022	$28.99	(0.22)	(2.68)	(2.90)	—	—
10/31/2021	$26.87	(0.22)	2.32	2.10	—	—
10/31/2020	$25.45	(0.21)	1.81	1.60	(0.21)	(0.21)

See footnote definitions on page 438.
The accompanying notes are an integral part of these financial statements.

430

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			Supplemental Data and Ratios:
ETF Transaction Fees Per Share	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (In Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)(e)

0.00(k)	$35.81	1.68%	$486,089	0.79%	(0.78)%	—%
0.01	$35.22	20.63%	$562,564	0.79%	(0.78)%	—%
0.02	$29.19	4.19%	$459,063	0.79%	(0.78)%	—%
0.02	$28.02	−7.30%	$392,967	0.79%	(0.79)%	—%
0.02	$30.23	10.54%	$238,780	0.79%	(0.79)%	—%
0.02	$27.34	6.69%	$65,626	0.79%	(0.79)%	—%

0.00(k)	$37.12	0.06%	$655,090	0.79%	(0.78)%	—%
0.01	$37.09	14.97%	$669,557	0.79%	(0.78)%	—%
0.01	$32.26	7.50%	$623,382	0.79%	(0.78)%	—%
0.03	$30.01	−1.67%	$317,389	0.79%	(0.79)%	—%
0.01	$30.52	11.80%	$79,343	0.79%	(0.79)%	—%
0.04	$27.30	6.94%	$38,217	0.79%	(0.79)%	—%

0.00(k)	$38.82	0.22%	$788,109	0.79%	(0.78)%	—%
0.01	$38.74	15.29%	$847,371	0.79%	(0.78)%	—%
0.01	$33.60	13.04%	$725,754	0.79%	(0.78)%	—%
0.04	$29.72	−1.05%	$649,488	0.79%	(0.79)%	—%
0.02	$30.04	15.44%	$209,533	0.79%	(0.79)%	—%
0.02	$26.02	5.74%	$189,967	0.79%	(0.79)%	—%

0.00(k)	$38.32	−0.04%	$685,901	0.79%	(0.78)%	—%
0.01	$38.33	19.64%	$891,228	0.79%	(0.78)%	—%
0.01	$32.04	10.09%	$691,242	0.79%	(0.78)%	—%
0.03	$29.10	−2.90%	$547,143	0.79%	(0.79)%	—%
0.02	$29.97	15.24%	$303,473	0.79%	(0.79)%	—%
0.06	$26.01	3.40%	$287,388	0.79%	(0.79)%	3%

0.00(k)	$29.81	−1.06%	$148,318	0.79%	(0.78)%	—%
0.01	$30.13	18.28%	$146,896	0.79%	(0.78)%	—%
0.01	$25.48	2.62%	$95,533	0.79%	(0.78)%	—%
0.02	$24.83	−4.59%	$122,886	0.79%	(0.78)%	—%
0.03	$26.02	6.31%	$57,242	0.79%	(0.79)%	—%
0.02	$24.47	−4.59%	$30,594	0.79%	(0.79)%	—%

0.00(k)	$34.48	−1.09%	$145,681	0.79%	(0.78)%	—%
0.01	$34.86	23.17%	$232,707	0.79%	(0.77)%	—%
0.04	$28.30	8.32%	$343,891	0.79%	(0.77)%	—%
0.04	$26.13	−9.87%	$82,308	0.79%	0.79%	—%
0.02	$28.99	7.89%	$46,383	0.79%	0.79%	—%
0.03	$26.87	6.46%	$45,679	0.79%	0.79%	—%

The accompanying notes are an integral part of these financial statements.

431

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

		Investment Operations:			Less Distributions From:
For the period ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	Net Realized Gains	Total Distributions
Innovator U.S. Equity Ultra Buffer ETF - December
4/30/2025(f)	$35.21	(0.13)	(0.88)	(1.01)	—	—
10/31/2024	$28.72	(0.26)	6.74	6.48	—	—
10/31/2023	$28.07	(0.22)	0.85	0.63	—	—
10/31/2022	$29.82	(0.23)	(1.53)	(1.76)	—	—
10/31/2021	$27.15	(0.23)	2.87	2.64	—	—
10/31/2020(oo)	$26.40	(0.19)	0.91	0.72	—	—
Innovator U.S. Equity Ultra Buffer ETF - February
4/30/2025(f)	$32.64	(0.13)	(0.19)	(0.32)	—	—
10/31/2024	$27.10	(0.24)	5.77	5.53	—	—
10/31/2023	$26.35	(0.21)	0.95	0.74	—	—
10/31/2022	$27.80	(0.21)	(1.25)	(1.46)	—	—
10/31/2021	$24.91	(0.21)	3.08	2.87	—	—
10/31/2020(pp)	$24.52	(0.14)	0.50	0.36	—	—
Innovator U.S. Equity Ultra Buffer ETF - January
4/30/2025(f)	$38.20	(0.15)	0.04	(0.11)	—	—
10/31/2024	$32.18	(0.28)	6.29	6.01	—	—
10/31/2023	$29.55	(0.24)	2.86	2.62	—	—
10/31/2022	$31.37	(0.23)	(1.62)	(1.85)	—	—
10/31/2021	$28.36	(0.24)	3.23	2.99	—	—
10/31/2020	$27.69	(0.22)	0.86	0.64	—	—
Innovator U.S. Equity Ultra Buffer ETF - July
4/30/2025(f)	$33.78	(0.13)	(0.37)	(0.50)	—	—
10/31/2024	$27.87	(0.24)	6.13	5.89	—	—
10/31/2023	$25.62	(0.21)	2.44	2.23	—	—
10/31/2022	$27.37	(0.21)	(1.56)	(1.77)	—	—
10/31/2021	$25.54	(0.21)	2.02	1.81	—	—
10/31/2020	$26.31	(0.20)	1.01	0.81	(1.62)	(1.62)
Innovator U.S. Equity Ultra Buffer ETF - June
4/30/2025(f)	$33.12	(0.13)	(0.15)	(0.28)	—	—
10/31/2024	$27.97	(0.24)	5.38	5.14	—	—
10/31/2023	$26.87	(0.22)	1.31	1.09	—	—
10/31/2022	$29.18	(0.21)	(2.13)	(2.34)	—	—
10/31/2021	$27.24	(0.23)	2.14	1.91	—	—
10/31/2020	$26.65	(0.21)	1.74	1.53	(1.02)	(1.02)
Innovator U.S. Equity Ultra Buffer ETF - March
4/30/2025(f)	$34.86	(0.14)	0.80	0.66	—	—
10/31/2024	$29.49	(0.26)	5.61	5.35	—	—
10/31/2023	$28.33	(0.23)	1.37	1.14	—	—
10/31/2022	$29.56	(0.23)	(1.02)	(1.25)	—	—
10/31/2021	$26.93	(0.23)	2.84	2.61	—	—
10/31/2020(qq)	$26.01	(0.14)	1.03	0.89	—	—

See footnote definitions on page 438.
The accompanying notes are an integral part of these financial statements.

432

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			Supplemental Data and Ratios:
ETF Transaction Fees Per Share	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (In Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)(e)

0.02	$34.22	−2.80%	$398,720	0.79%	(0.78)%	—%
0.01	$35.21	22.58%	$71,303	0.79%	(0.78)%	—%
0.02	$28.72	2.34%	$69,658	0.79%	(0.78)%	—%
0.01	$28.07	−5.88%	$46,311	0.79%	(0.79)%	—%
0.03	$29.82	9.85%	$32,059	0.79%	(0.79)%	—%
0.03	$27.15	2.84%	$23,756	0.79%	(0.79)%	160%

0.02	$32.34	−0.92%	$242,552	0.79%	(0.78)%	—%
0.01	$32.64	20.44%	$56,304	0.79%	(0.78)%	—%
0.01	$27.10	2.85%	$49,458	0.79%	(0.78)%	—%
0.01	$26.35	−5.21%	$53,358	0.79%	(0.79)%	—%
0.02	$27.80	11.61%	$26,409	0.79%	(0.79)%	—%
0.03	$24.91	1.58%	$31,757	0.79%	(0.79)%	—%

0.01	$38.10	−0.26%	$247,625	0.79%	(0.78)%	—%
0.01	$38.20	18.68%	$160,428	0.79%	(0.78)%	—%
0.01	$32.18	8.93%	$115,864	0.79%	(0.79)%	—%
0.03	$29.55	−5.82%	$283,638	0.79%	(0.79)%	—%
0.02	$31.37	10.62%	$86,274	0.79%	(0.79)%	—%
0.03	$28.36	2.44%	$112,023	0.79%	(0.79)%	—%

0.00(k)	$33.28	−1.47%	$135,621	0.79%	(0.78)%	—%
0.02	$33.78	21.22%	$144,405	0.79%	(0.77)%	—%
0.02	$27.87	8.78%	$161,624	0.79%	(0.77)%	—%
0.02	$25.62	−6.41%	$73,650	0.79%	(0.79)%	—%
0.02	$27.37	7.18%	$52,689	0.79%	(0.79)%	—%
0.04	$25.54	3.37%	$39,583	0.79%	(0.79)%	1%

—	$32.84	−0.86%	$62,388	0.79%	(0.78)%	—%
0.01	$33.12	18.43%	$91,085	0.79%	(0.78)%	—%
0.01	$27.97	4.09%	$74,112	0.79%	(0.78)%	—%
0.03	$26.87	−7.92%	$114,860	0.79%	(0.79)%	—%
0.03	$29.18	7.10%	$21,155	0.79%	(0.79)%	—%
0.08	$27.24	6.26%	$14,984	0.79%	(0.79)%	—%

0.01	$35.53	1.95%	$127,922	0.79%	(0.78)%	—%
0.02	$34.86	18.21%	$81,911	0.79%	(0.78)%	—%
0.02	$29.49	4.09%	$44,967	0.79%	(0.79)%	—%
0.02	$28.33	−4.15%	$69,406	0.79%	(0.79)%	—%
0.02	$29.56	9.76%	$33,251	0.79%	(0.79)%	—%
0.03	$26.93	3.53%	$28,275	0.79%	(0.79)%	—%

The accompanying notes are an integral part of these financial statements.

433

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

		Investment Operations:			Less Distributions From:
For the period ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	Net Realized Gains	Total Distributions
Innovator U.S. Equity Ultra Buffer ETF - May
4/30/2025(f)	$32.96	(0.13)	0.53	0.40	—	—
10/31/2024	$27.34	(0.24)	5.85	5.61	—	—
10/31/2023	$26.33	(0.21)	1.21	1.00	—	—
10/31/2022	$28.52	(0.21)	(2.01)	(2.22)	—	—
10/31/2021	$26.67	(0.22)	2.05	1.83	—	—
10/31/2020(rr)	$25.63	(0.11)	1.14	1.03	—	—
Innovator U.S. Equity Ultra Buffer ETF - November
4/30/2025(f)	$34.02	(0.13)	0.02	(0.11)	—	—
10/31/2024	$29.67	(0.25)	4.59	4.34	—	—
10/31/2023	$27.60	(0.23)	2.29	2.06	—	—
10/31/2022	$29.29	(0.22)	(1.49)	(1.71)	—	—
10/31/2021	$27.28	(0.23)	2.22	1.99	—	—
10/31/2020	$25.53	(0.21)	1.94	1.73	—	—
Innovator U.S. Equity Ultra Buffer ETF - October
4/30/2025(f)	$34.66	(0.14)	0.03	(0.11)	—	—
10/31/2024	$30.16	(0.26)	4.75	4.49	—	—
10/31/2023	$26.96	(0.22)	3.41	3.19	—	—
10/31/2022	$28.23	(0.22)	(1.07)	(1.29)	—	—
10/31/2021	$25.70	(0.22)	2.74	2.52	—	—
10/31/2020	$25.05	(0.20)	1.41	1.21	(0.58)	(0.58)
Innovator U.S. Equity Ultra Buffer ETF - September
4/30/2025(f)	$34.56	(0.14)	(0.12)	(0.26)	—	—
10/31/2024	$28.89	(0.25)	5.90	5.65	—	—
10/31/2023	$26.28	(0.22)	2.82	2.60	—	—
10/31/2022	$28.42	(0.21)	(1.96)	(2.17)	—	—
10/31/2021	$25.83	(0.22)	2.78	2.56	—	—
10/31/2020	$25.02	(0.20)	1.09	0.89	(0.16)	(0.16)
Innovator U.S. Small Cap 10 Buffer ETF - Quarterly
4/30/2025(f)	$26.12	(0.10)	(0.09)	(0.19)	—	—
10/31/2024(j)	$25.11	(0.07)	0.89	0.82	—	—
Innovator U.S. Small Cap Power Buffer ETF - April
4/30/2025(f)	$32.28	(0.12)	(1.62)	(1.74)	—	—
10/31/2024	$25.76	(0.23)	6.74	6.51	—	—
10/31/2023	$25.52	(0.21)	0.44	0.23	—	—
10/31/2022	$27.83	(0.20)	(2.12)	(2.32)	—	—
10/31/2021	$26.00	(0.22)	2.03	1.81	—	—
10/31/2020(cc)	$23.05	(0.12)	3.05	2.93	—	—
Innovator U.S. Small Cap Power Buffer ETF - August
4/30/2025(f)	$24.79	(0.10)	(0.93)	(1.03)	—	—
10/31/2024(p)	$24.88	(0.05)	(0.08)	(0.13)	—	—

See footnote definitions on page 438.
The accompanying notes are an integral part of these financial statements.

434

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			Supplemental Data and Ratios:
ETF Transaction Fees Per Share	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (In Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)(e)

—	$33.36	1.22%	$45,040	0.79%	(0.78)%	—%
0.01	$32.96	20.58%	$52,740	0.79%	(0.78)%	—%
0.01	$27.34	3.83%	$61,507	0.79%	(0.78)%	—%
0.03	$26.33	−7.67%	$99,394	0.79%	(0.79)%	—%
0.02	$28.52	6.91%	$40,634	0.79%	(0.79)%	—%
0.01	$26.67	4.06%	$10,669	0.79%	(0.79)%	—%

0.01	$33.92	−0.29%	$139,068	0.79%	(0.78)%	—%
0.01	$34.02	14.64%	$39,122	0.79%	(0.78)%	—%
0.01	$29.67	7.48%	$30,408	0.79%	(0.79)%	—%
0.02	$27.60	−5.76%	$53,126	0.79%	(0.79)%	—%
0.02	$29.29	7.36%	$10,982	0.79%	(0.79)%	—%
0.02	$27.28	6.88%	$8,867	0.79%	(0.79)%	—%

0.00(k)	$34.55	−0.33%	$206,447	0.79%	(0.78)%	—%
0.01	$34.66	14.94%	$162,058	0.79%	(0.78)%	—%
0.01	$30.16	11.88%	$103,295	0.79%	(0.78)%	—%
0.02	$26.96	−4.52%	$113,221	0.79%	(0.79)%	—%
0.01	$28.23	9.85%	$62,818	0.79%	(0.79)%	—%
0.02	$25.70	5.00%	$105,376	0.79%	(0.79)%	—%

0.00(k)	$34.30	−0.76%	$130,323	0.79%	(0.78)%	—%
0.02	$34.56	19.62%	$163,286	0.79%	(0.78)%	—%
0.01	$28.89	9.93%	$89,556	0.79%	(0.78)%	—%
0.03	$26.28	−7.54%	$158,986	0.79%	(0.79)%	—%
0.03	$28.42	10.03%	$67,502	0.79%	(0.79)%	—%
0.08	$25.83	3.90%	$65,221	0.79%	(0.79)%	35%

0.01	$25.94	−0.69%	$43,455	0.79%	(0.78)%	—%
0.19	$26.12	4.07%	$115,598	0.79%	(0.77)%	—%

0.00(k)	$30.54	−5.41%	$184,744	0.79%	(0.78)%	—%
0.01	$32.28	25.33%	$179,969	0.79%	(0.78)%	—%
0.01	$25.76	0.93%	$152,606	0.79%	(0.78)%	—%
0.01	$25.52	−8.29%	$84,855	0.79%	(0.79)%	—%
0.02	$27.83	7.04%	$84,876	0.79%	(0.79)%	—%
0.02	$26.00	12.79%	$33,147	0.79%	(0.79)%	—%

0.01	$23.77	−4.13%	$92,685	0.79%	(0.77)%	—%
0.04	$24.79	−0.34%	$68,791	0.79%	(0.78)%	—%

The accompanying notes are an integral part of these financial statements.

435

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

		Investment Operations:			Less Distributions From:
For the period ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	Net Realized Gains	Total Distributions
Innovator U.S. Small Cap Power Buffer ETF - December
4/30/2025(f)(q)	$24.96	(0.08)	(2.30)	(2.38)	—	—
Innovator U.S. Small Cap Power Buffer ETF - February
4/30/2025(f)(r)	$25.17	(0.04)	(1.72)	(1.76)	—	—
Innovator U.S. Small Cap Power Buffer ETF - January
4/30/2025(f)	$36.81	(0.14)	(1.35)	(1.49)	—	—
10/31/2024	$29.59	(0.27)	7.47	7.20	—	—
10/31/2023	$30.28	(0.24)	(0.47)	(0.71)	—	—
10/31/2022	$31.76	(0.24)	(1.26)	(1.50)	—	—
10/31/2021	$26.18	(0.24)	5.78	5.54	—	—
10/31/2020(m)	$26.70	(0.17)	(0.40)	(0.57)	—	—
Innovator U.S. Small Cap Power Buffer ETF - July
4/30/2025(f)	$28.94	(0.11)	(1.23)	(1.34)	—	—
10/31/2024	$24.12	(0.21)	5.03	4.82	—	—
10/31/2023	$24.48	(0.19)	(0.19)	(0.38)	—	—
10/31/2022	$26.70	(0.20)	(2.03)	(2.23)	—	—
10/31/2021	$23.91	(0.21)	2.99	2.78	—	—
10/31/2020(dd)	$23.07	(0.06)	0.89	0.83	—	—
Innovator U.S. Small Cap Power Buffer ETF - June
4/30/2025(f)	$26.46	(0.10)	(1.25)	(1.35)	—	—
10/31/2024(ee)	$25.32	(0.08)	1.21	1.13	—	—
Innovator U.S. Small Cap Power Buffer ETF - March
4/30/2025(f)(t)	$25.56	(0.03)	(1.10)	(1.13)	—	—
Innovator U.S. Small Cap Power Buffer ETF - May
4/30/2025(f)(u)	$24.75	—	(0.01)	(0.01)	—	—
Innovator U.S. Small Cap Power Buffer ETF - November
4/30/2025(f)	$25.06	(0.10)	(0.96)	(1.06)	—	—
10/31/2024(v)	$25.07	—	(0.01)	(0.01)	—	—
Innovator U.S. Small Cap Power Buffer ETF - October
4/30/2025(f)	$30.09	(0.12)	(1.10)	(1.22)	—	—
10/31/2024	$24.66	(0.22)	5.64	5.42	—	—
10/31/2023	$25.37	(0.20)	(0.52)	(0.72)	—	—
10/31/2022	$27.65	(0.20)	(2.10)	(2.30)	—	—
10/31/2021	$24.08	(0.21)	3.77	3.56	—	—
10/31/2020	$24.71	(0.19)	(0.26)	(0.45)	(0.20)	(0.20)
Innovator U.S. Small Cap Power Buffer ETF - September
4/30/2025(f)	$25.32	(0.10)	(0.95)	(1.05)	—	—
10/31/2024(x)	$25.33	(0.03)	0.01	(0.02)	—	—
Innovator Uncapped Bitcoin 20 Floor ETF - Quarterly
4/30/2025(f)(ss)	$25.35	0.15	(2.01)	(1.86)	—	—

See footnote definitions on page 438.
The accompanying notes are an integral part of these financial statements.

436

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			Supplemental Data and Ratios:
ETF Transaction Fees Per Share	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (In Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)(e)

0.01	$22.59	−9.47%	$48,002	0.78%	(0.76)%	—%

0.01	$23.42	−6.92%	$24,007	0.77%	(0.76)%	—%

0.00(k)	$35.32	−4.05%	$297,587	0.79%	(0.78)%	—%
0.02	$36.81	24.40%	$401,272	0.79%	(0.78)%	—%
0.02	$29.59	−2.28%	$140,565	0.79%	(0.78)%	—%
0.02	$30.28	−4.65%	$79,491	0.79%	(0.79)%	—%
0.04	$31.76	21.31%	$84,958	0.79%	(0.79)%	—%
0.05	$26.18	−1.95%	$165,588	0.79%	(0.79)%	—%

0.00(k)	$27.60	−4.62%	$111,774	0.79%	(0.78)%	—%
0.00(k)	$28.94	19.95%	$154,808	0.79%	(0.78)%	—%
0.02	$24.12	−1.45%	$183,345	0.79%	(0.77)%	—%
0.01	$24.48	−8.30%	$78,335	0.79%	(0.79)%	—%
0.01	$26.70	11.64%	$74,083	0.79%	(0.79)%	—%
0.01	$23.91	3.66%	$23,316	0.79%	(0.79)%	—%

0.01	$25.12	−5.07%	$19,466	0.79%	(0.78)%	—%
0.01	$26.46	4.53%	$10,583	0.79%	(0.77)%	—%

0.01	$24.44	−4.35%	$10,998	0.76%	(0.75)%	—%

—	$24.74	—%	$1,237	—%	—%	—%

0.01	$24.01	−4.21%	$17,406	0.79%	(0.78)%	—%
—	$25.06	—%	$1,253	—%	—%	—%

0.00(k)	$28.87	−4.05%	$102,501	0.79%	(0.78)%	—%
0.01	$30.09	22.01%	$148,209	0.79%	(0.78)%	—%
0.01	$24.66	−2.77%	$65,979	0.79%	(0.78)%	—%
0.02	$25.37	−8.24%	$72,937	0.79%	(0.79)%	—%
0.01	$27.65	14.79%	$36,632	0.79%	(0.79)%	—%
0.02	$24.08	−1.73%	$48,170	0.79%	(0.79)%	—%

0.00(k)	$24.27	−4.15%	$12,133	0.79%	(0.77)%	—%
0.01	$25.32	−0.02%	$18,988	0.79%	(0.75)%	—%

0.02	$23.51	−7.24%	$9,406	0.79%	2.85%	—%

The accompanying notes are an integral part of these financial statements.

437

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Unaudited.
(g)	Inception date of the Fund was August 17, 2020.
(h)	Amount represents less than 0.005%.
(i)	Inception date of the Fund was June 30, 2021.
(j)	Inception date of the Fund was June 28, 2024.
(k)	Amount represents less than $0.005 per share.
(l)	Inception date of the Fund was March 31, 2021.
(m)	Inception date of the Fund was December 31, 2019.
(n)	Inception date of the Fund was September 30, 2021.
(o)	Inception date of the Fund was March 31, 2025.
(p)	Inception date of the Fund was July 31, 2024.
(q)	Inception date of the Fund was November 29, 2024.
(r)	Inception date of the Fund was January 31, 2025.
(s)	Inception date of the Fund was December 31, 2024.
(t)	Inception date of the Fund was February 28, 2025.
(u)	Inception date of the Fund was April 30, 2025.
(v)	Inception date of the Fund was October 31, 2024.
(w)	Inception date of the Fund was September 30, 2024.
(x)	Inception date of the Fund was August 30, 2024.
(y)	Inception date of the Fund was March 28, 2024.
(z)	Inception date of the Fund was December 29, 2023.
(aa)	Inception date of the Fund was July 17, 2023.
(bb)	Inception date of the Fund was December 31, 2021.
(cc)	Inception date of the Fund was March 31, 2020.
(dd)	Inception date of the Fund was June 30, 2020.
(ee)	Inception date of the Fund was May 31, 2024.
(ff)	Inception date of the Fund was November 30, 2023.
(gg)	Inception date of the Fund was January 31, 2024.
(hh)	Inception date of the Fund was February 29, 2024.
(ii)	Inception date of the Fund was April 30, 2024.
(jj)	Inception date of the Fund was October 31, 2023.
(kk)	Inception date of the Fund was August 31, 2023.
(ll)	Inception date of the Fund was June 30, 2023.
(mm)	Inception date of the Fund was September 29, 2023.
(nn)	Inception date of the Fund was March 31, 2023.
(oo)	Inception date of the Fund was November 29, 2019.
(pp)	Inception date of the Fund was January 31, 2020.
(qq)	Inception date of the Fund was February 28, 2020.
(rr)	Inception date of the Fund was April 30, 2020.
(ss)	Inception date of the Fund was February 5, 2025.
The accompanying notes are an integral part of these financial statements.

438

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)
1. ORGANIZATION
Innovator ETFs Trust (the “Trust”) was organized under Delaware law as a Delaware statutory trust on October 17, 2007, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust currently consists of multiple operational series, of which one hundred forty are covered in this report, collectively the (“Funds”):

Name	Ticker	Commencement of Operations	Tracking Fund
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly	TFJL	August 17, 2020	iShares 20+ Year Treasury Bond ETF
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July	TBJL	August 17, 2020	iShares 20+ Year Treasury Bond ETF
Innovator Defined Wealth Shield ETF	BALT	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator Emerging Markets 10 Buffer ETF - Quarterly	EBUF	June 28, 2024	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - April	EAPR	March 31, 2021	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - January	EJAN	December 31, 2019	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - July	EJUL	June 28, 2019	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - October	EOCT	September 30, 2021	iShares MSCI Emerging Markets ETF
Innovator Equity Defined Protection ETF - 1 Yr April	ZAPR	March 31, 2025	S&P 500® Index
Innovator Equity Defined Protection ETF - 1 Yr August	ZAUG	July 31, 2024	S&P 500® Index
Innovator Equity Defined Protection ETF - 1 Yr December	ZDEK	November 29, 2024	S&P 500® Index
Innovator Equity Defined Protection ETF - 1 Yr February	ZFEB	January 31, 2025	S&P 500® Index
Innovator Equity Defined Protection ETF - 1 Yr January	ZJAN	December 31, 2024	S&P 500® Index
Innovator Equity Defined Protection ETF - 1 Yr July	ZJUL	June 28, 2024	S&P 500® Index
Innovator Equity Defined Protection ETF - 1 Yr March	ZMAR	February 28, 2025	S&P 500® Index
Innovator Equity Defined Protection ETF - 1 Yr May	ZMAY	April 30, 2025	S&P 500® Index
Innovator Equity Defined Protection ETF - 1 Yr November	ZNOV	October 31, 2024	S&P 500® Index
Innovator Equity Defined Protection ETF - 1 Yr October	ZOCT	September 30, 2024	S&P 500® Index
Innovator Equity Defined Protection ETF - 1 Yr September	ZSEP	August 30, 2024	S&P 500® Index
Innovator Equity Defined Protection ETF - 2 Yr to April 2026	AAPR	March 28, 2024	S&P 500® Index
Innovator Equity Defined Protection ETF - 2 Yr to April 2027	TAPR	March 31, 2025	S&P 500® Index
Innovator Equity Defined Protection ETF - 2 Yr to January 2026	AJAN	December 29, 2023	S&P 500® Index
Innovator Equity Defined Protection ETF - 2 Yr to January 2027	TJAN	December 31, 2024	S&P 500® Index
Innovator Equity Defined Protection ETF - 2 Yr to July 2025	TJUL	July 17, 2023	S&P 500® Index
Innovator Equity Defined Protection ETF - 2 Yr to July 2026	AJUL	June 28, 2024	S&P 500® Index
Innovator Equity Defined Protection ETF - 2 Yr to October 2026	AOCT	September 30, 2024	S&P 500® Index
Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct	APOC	September 30, 2024	S&P 500® Index
Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul	JAJL	June 28, 2024	S&P 500® Index
Innovator Growth Accelerated ETF - Quarterly	XDQQ	March 31, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - April	QTAP	March 31, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - January	QTJA	December 31, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - July	QTJL	June 30, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - October	QTOC	September 30, 2021	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - April	NAPR	March 31, 2020	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - August	NAUG	July 31, 2024	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - December	NDEC	November 29, 2024	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - February	NFEB	January 31, 2025	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - January	NJAN	December 31, 2019	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - July	NJUL	June 30, 2020	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - June	NJUN	May 31, 2024	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - March	NMAR	February 28, 2025	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - May	NMAY	April 30, 2025	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - November	NNOV	October 31, 2024	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - October	NOCT	September 30, 2019	Invesco QQQ Trust

439

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)

Name	Ticker	Commencement of Operations	Tracking Fund
Innovator Growth-100 Power Buffer ETF - September	NSEP	August 30, 2024	Invesco QQQ Trust
Innovator International Developed 10 Buffer ETF - Quarterly	IBUF	June 28, 2024	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - April	IAPR	March 31, 2021	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - August	IAUG	July 31, 2024	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - December	IDEC	November 30, 2023	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - February	IFEB	January 31, 2024	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - January	IJAN	December 31, 2019	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - July	IJUL	June 28, 2019	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - June	IJUN	May 31, 2024	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - March	IMAR	February 29, 2024	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - May	IMAY	April 30, 2024	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - November	INOV	October 31, 2023	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - October	IOCT	September 30, 2021	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - September	ISEP	August 31, 2023	iShares MSCI EAFE ETF
Innovator Nasdaq-100 10 Buffer ETF - Quarterly	QBUF	June 28, 2024	Nasdaq-100 Index
Innovator Premium Income 10 Barrier ETF - July	JULD	June 30, 2023	S&P 500® Index
Innovator Premium Income 10 Barrier ETF - October	OCTD	September 29, 2023	S&P 500® Index
Innovator Premium Income 15 Buffer ETF - April	LAPR	March 28, 2024	SPDR S&P 500® ETF Trust
Innovator Premium Income 15 Buffer ETF - January	LJAN	December 29, 2023	SPDR S&P 500® ETF Trust
Innovator Premium Income 15 Buffer ETF - July	LJUL	June 28, 2024	SPDR S&P 500® ETF Trust
Innovator Premium Income 15 Buffer ETF - October	LOCT	September 29, 2023	SPDR S&P 500® ETF Trust
Innovator Premium Income 20 Barrier ETF - April	APRH	March 31, 2023	S&P 500® Index
Innovator Premium Income 20 Barrier ETF - January	JANH	December 29, 2023	S&P 500® Index
Innovator Premium Income 20 Barrier ETF - July	JULH	June 30, 2023	S&P 500® Index
Innovator Premium Income 20 Barrier ETF - October	OCTH	September 29, 2023	S&P 500® Index
Innovator Premium Income 30 Barrier ETF - April	APRJ	March 31, 2023	S&P 500® Index
Innovator Premium Income 30 Barrier ETF - January	JANJ	December 29, 2023	S&P 500® Index
Innovator Premium Income 30 Barrier ETF - July	JULJ	June 30, 2023	S&P 500® Index
Innovator Premium Income 30 Barrier ETF - October	OCTJ	September 29, 2023	S&P 500® Index
Innovator Premium Income 40 Barrier ETF - July	JULQ	June 30, 2023	S&P 500® Index
Innovator Premium Income 40 Barrier ETF - October	OCTQ	September 29, 2023	S&P 500® Index
Innovator Premium Income 9 Buffer ETF - July	HJUL	June 28, 2024	SPDR S&P 500® ETF Trust
Innovator Premium Income 9 Buffer ETF - October	HOCT	September 29, 2023	SPDR S&P 500® ETF Trust
Innovator U.S. Equity 10 Buffer ETF - Quarterly	ZALT	September 29, 2023	SPDR S&P 500® ETF Trust
Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly	EALT	September 29, 2023	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - April	XBAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - January	XBJA	December 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - July	XBJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - October	XBOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF - July	XDJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF - October	XDOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF - Quarterly	XDSQ	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - April	XTAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - January	XTJA	December 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - July	XTJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - October	XTOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - April	BAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - August	BAUG	July 31, 2019	SPDR S&P 500® ETF Trust

440

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)

Name	Ticker	Commencement of Operations	Tracking Fund
Innovator U.S. Equity Buffer ETF - December	BDEC	November 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - February	BFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - January	BJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - July	BJUL	August 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - June	BJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - March	BMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - May	BMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - November	BNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - October	BOCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - September	BSEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - April	PAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - July	PJUL	August 7, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - June	PJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - October	POCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - August	PAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - December	PDEC	November 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - February	PFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - January	PJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - March	PMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - May	PMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - November	PNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - September	PSEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - April	UAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - August	UAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - December	UDEC	November 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - February	UFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - January	UJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - July	UJUL	August 7, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - June	UJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - March	UMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - May	UMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - November	UNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - October	UOCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - September	USEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Small Cap 10 Buffer ETF - Quarterly	RBUF	June 28, 2024	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - April	KAPR	March 31, 2020	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - August	KAUG	July 31, 2024	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - December	KDEC	November 29, 2024	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - February	KFEB	January 31, 2025	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - January	KJAN	December 31, 2019	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - July	KJUL	June 30, 2020	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - June	KJUN	May 31, 2024	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - March	KMAR	February 28, 2025	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - May	KMAY	April 30, 2025	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - November	KNOV	October 31, 2024	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - October	KOCT	September 30, 2019	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - September	KSEP	August 30, 2024	iShares Russell 2000 ETF
Innovator Uncapped Bitcoin 20 Floor ETF - Quarterly	QBF	February 5, 2025	CBOE Bitcoin U.S. ETF Index

441

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
The operational series of the Trust covered outside of this report consist of:

Name	Ticker	Commencement of Operations	Tracking Index/Fund
Innovator Buffer Step-Up Strategy ETF	BSTP	March 7, 2022	SPDR S&P 500® ETF Trust
Innovator Deepwater Frontier Tech ETF	LOUP	July 24, 2018	Loup Frontier Tech Index
Innovator Equity Managed Floor ETF	SFLR	November 8, 2022	SPDR S&P 500® ETF Trust
Innovator Equity Premium Income - Daily PutWrite ETF	SPUT	March 13, 2025	SPDR S&P 500® ETF Trust
Innovator Gradient Tactical Rotation Strategy ETF	IGTR	November 16, 2022	S&P Global Broad Market Index
Innovator Hedged Nasdaq-100 ETF	QHDG	August 19, 2024	Nasdaq-100 Index
Innovator IBD® 50 ETF	FFTY	April 8, 2015	IBD® 50 Index
Innovator IBD® Breakout Opportunities ETF	BOUT	September 12, 2018	IBD® Breakout Stocks Index
Innovator Laddered Allocation Buffer ETF	BUFB	February 8, 2022	MerQube U.S. Large Cap Equity Buffer Laddered Index
Innovator Laddered Allocation Power Buffer ETF	BUFF	October 19, 2016	Refinitiv Laddered Power Buffer Strategy Index
Innovator Nasdaq-100 Managed Floor ETF	QFLR	January 24, 2024	Nasdaq-100 Index
Innovator Power Buffer Step-Up Strategy ETF	PSTP	March 7, 2022	SPDR S&P 500® ETF Trust
Innovator S&P Investment Grade Preferred ETF	EPRF	May 23, 2016	S&P U.S. High Quality Preferred Stock Index
Innovator U.S. Small Cap Managed Floor ETF	RFLR	September 16, 2024	Russell 2000 Index
Innovator Uncapped Accelerated U.S. Equity ETF	XUSP	August 10, 2022	SPDR S&P 500® ETF Trust

The Funds are exchange traded funds that offer one class of shares, do not charge a sales load, do not have a redemption fee and currently do not charge a 12b-1 fee to their shareholders. The Innovator International Developed and Emerging Markets ETFs list and principally trade their shares on NYSE Arca (“NYSE”). QBUF lists and principally trades its shares on Nasdaq Global Market (“Nasdaq”). All other Innovator ETFs included in this report each, respectively, list and principally trade their shares on Cboe BZX Exchange, Inc. (“Cboe BZX”).
Each Fund employs a specific “defined outcome strategy.” Defined outcome strategies generally seek to produce pre-determined investment outcomes based upon the performance of an index or one or more underlying securities. The Funds’ pre-determined outcomes (“Outcomes”) are based upon the price performance of a benchmark index or one or more underlying exchange-traded fund (the “Benchmark”) over a period of approximately one year or another predetermined period (“Outcome Period”). The Funds’ investment strategy provides shareholders with participation in any gains experienced by the applicable Benchmark over the course of the Outcome Period, subject to a cap on upside returns (a “Cap”), and, if applicable, a predetermined buffer (a “Buffer”) against Benchmark losses for the Outcome Period. These defined outcomes are managed by purchasing and selling call and put FLexible EXchange Options (“FLEX Options”) to create layers within a Fund’s portfolio. Each Fund’s FLEX Option has the same reference asset and expiration date, with uniquely selected strike prices for the Fund’s Outcome Period. Due to the customizable nature of FLEX Options that allows for specific strike prices to be selected for the same reference asset and expiration date, when each of the FLEX Options expire on the last day of the Outcome Period, the Funds are expected to achieve a Benchmark investment return with the applicable Buffer and Cap investment parameters.
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services – Investment Companies”.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Valuation: The net asset values (“NAV”) of the Funds are determined as of the close of regular trading on the NYSE (normally 4:00 p.m. ET). If the NYSE closes early on a valuation day, the Funds shall determine NAV as of that time.

442

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Adviser, as the Trust’s Valuation Designee (“Valuation Designee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Funds in accordance with the Trust’s valuation procedures.
Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fixed income securities, swaps, currency-, credit- and commodity-linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Valuation Designee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Deposit accounts are valued at acquisition cost. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Valuation Designee.
Exchange-traded option contracts (other than FLEX Option contracts) will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. OTC options are fair valued at the mean of the most recent bid and asked price, if available, and otherwise at their closing bid price. FLEX Options will be valued at a model-based price provided by the exchange on which the option is traded at the official close of that exchange’s trading date. If the exchange on which the option is traded is unable to provide a model price, FLEX Options prices will be provided by backup provider Super Derivatives. Otherwise, the value of a FLEX Option will be determined by the Valuation Designee in accordance with the Trust’s valuation procedures.
If no quotation can be obtained from a pricing service, then the Valuation Designee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Valuation Designee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Funds for which reliable market quotations are not readily available will be determined by the Valuation Designee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.
Fair Valuation Measurement: FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under ASC Topic 820, “Fair Value Measurement” (“ASC 820”), various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

443

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following table summarizes valuation of the Funds’ investments under the fair value hierarchy levels as of April 30, 2025:
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$34,908,404	$—	$34,908,404
Total Investments	$—	$34,908,404	$—	$34,908,404
Liabilities:
Investments:
Written Options	$—	$(17,098)	$—	$(17,098)
Total Investments	$—	$(17,098)	$—	$(17,098)

Innovator 20+ Year Treasury Bond 9 Buffer ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$35,277,185	$—	$35,277,185
Total Investments	$—	$35,277,185	$—	$35,277,185
Liabilities:
Investments:
Written Options	$—	$(270,918)	$—	$(270,918)
Total Investments	$—	$(270,918)	$—	$(270,918)

444

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
Innovator Defined Wealth Shield ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$1,426,836,240	$—	$1,426,836,240
Total Investments	$—	$1,426,836,240	$—	$1,426,836,240
Liabilities:
Investments:
Written Options	$—	$(29,331,216)	$—	$(29,331,216)
Total Investments	$—	$(29,331,216)	$—	$(29,331,216)

Innovator Emerging Markets 10 Buffer ETF - Quarterly

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$6,085,503	$—	$6,085,503
Total Investments	$—	$6,085,503	$—	$6,085,503
Liabilities:
Investments:
Written Options	$—	$(122,885)	$—	$(122,885)
Total Investments	$—	$(122,885)	$—	$(122,885)

Innovator Emerging Markets Power Buffer ETF - April

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$75,883,923	$—	$75,883,923
Total Investments	$—	$75,883,923	$—	$75,883,923
Liabilities:
Investments:
Written Options	$—	$(3,327,815)	$—	$(3,327,815)
Total Investments	$—	$(3,327,815)	$—	$(3,327,815)

445

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
Innovator Emerging Markets Power Buffer ETF - January

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$114,561,702	$—	$114,561,702
Total Investments	$—	$114,561,702	$—	$114,561,702
Liabilities:
Investments:
Written Options	$—	$(4,300,738)	$—	$(4,300,738)
Total Investments	$—	$(4,300,738)	$—	$(4,300,738)

Innovator Emerging Markets Power Buffer ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$71,494,114	$—	$71,494,114
Total Investments	$—	$71,494,114	$—	$71,494,114
Liabilities:
Investments:
Written Options	$—	$(353,861)	$—	$(353,861)
Total Investments	$—	$(353,861)	$—	$(353,861)

Innovator Emerging Markets Power Buffer ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$62,161,056	$—	$62,161,056
Total Investments	$—	$62,161,056	$—	$62,161,056
Liabilities:
Investments:
Written Options	$—	$(1,146,161)	$—	$(1,146,161)
Total Investments	$—	$(1,146,161)	$—	$(1,146,161)

446

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
Innovator Equity Defined Protection ETF $- 1 Yr April

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$44,055,718	$—	$44,055,718
Total Investments	$—	$44,055,718	$—	$44,055,718
Liabilities:
Investments:
Written Options	$—	$(1,887,420)	$—	$(1,887,420)
Total Investments	$—	$(1,887,420)	$—	$(1,887,420)

Innovator Equity Defined Protection ETF - 1 Yr August

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$73,860,372	$—	$73,860,372
Total Investments	$—	$73,860,372	$—	$73,860,372
Liabilities:
Investments:
Written Options	$—	$(698,637)	$—	$(698,637)
Total Investments	$—	$(698,637)	$—	$(698,637)

Innovator Equity Defined Protection ETF - 1 Yr December

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$168,571,676	$—	$168,571,676
Total Investments	$—	$168,571,676	$—	$168,571,676
Liabilities:
Investments:
Written Options	$—	$(950,677)	$—	$(950,677)
Total Investments	$—	$(950,677)	$—	$(950,677)

447

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
Innovator Equity Defined Protection ETF - 1 Yr February

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$136,133,341	$—	$136,133,341
Total Investments	$—	$136,133,341	$—	$136,133,341
Liabilities:
Investments:
Written Options	$—	$(1,354,834)	$—	$(1,354,834)
Total Investments	$—	$(1,354,834)	$—	$(1,354,834)

Innovator Equity Defined Protection ETF - 1 Yr January

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$54,339,499	$—	$54,339,499
Total Investments	$—	$54,339,499	$—	$54,339,499
Liabilities:
Investments:
Written Options	$—	$(761,231)	$—	$(761,231)
Total Investments	$—	$(761,231)	$—	$(761,231)

Innovator Equity Defined Protection ETF - 1 Yr July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$113,162,702	$—	$113,162,702
Total Investments	$—	$113,162,702	$—	$113,162,702
Liabilities:
Investments:
Written Options	$—	$(567,263)	$—	$(567,263)
Total Investments	$—	$(567,263)	$—	$(567,263)

448

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
Innovator Equity Defined Protection ETF - 1 Yr March

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$106,602,469	$—	$106,602,469
Total Investments	$—	$106,602,469	$—	$106,602,469
Liabilities:
Investments:
Written Options	$—	$(1,642,437)	$—	$(1,642,437)
Total Investments	$—	$(1,642,437)	$—	$(1,642,437)

Innovator Equity Defined Protection ETF - 1 Yr May

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$1,277,848	$—	$1,277,848
Total Investments	$—	$1,277,848	$—	$1,277,848
Liabilities:
Investments:
Written Options	$—	$(68,530)	$—	$(68,530)
Total Investments	$—	$(68,530)	$—	$(68,530)

Innovator Equity Defined Protection ETF - 1 Yr November

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$50,879,365	$—	$50,879,365
Total Investments	$—	$50,879,365	$—	$50,879,365
Liabilities:
Investments:
Written Options	$—	$(865,634)	$—	$(865,634)
Total Investments	$—	$(865,634)	$—	$(865,634)

449

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
Innovator Equity Defined Protection ETF - 1 Yr October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$73,845,217	$—	$73,845,217
Total Investments	$—	$73,845,217	$—	$73,845,217
Liabilities:
Investments:
Written Options	$—	$(853,199)	$—	$(853,199)
Total Investments	$—	$(853,199)	$—	$(853,199)

Innovator Equity Defined Protection ETF - 1 Yr September

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$82,409,972	$—	$82,409,972
Total Investments	$—	$82,409,972	$—	$82,409,972
Liabilities:
Investments:
Written Options	$—	$(909,773)	$—	$(909,773)
Total Investments	$—	$(909,773)	$—	$(909,773)

Innovator Equity Defined Protection ETF - 2 Yr to April 2026

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$62,012,226	$—	$62,012,226
Total Investments	$—	$62,012,226	$—	$62,012,226
Liabilities:
Investments:
Written Options	$—	$(2,005,142)	$—	$(2,005,142)
Total Investments	$—	$(2,005,142)	$—	$(2,005,142)

450

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
Innovator Equity Defined Protection ETF - 2 Yr to April 2027

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$5,771,913	$—	$5,771,913
Total Investments	$—	$5,771,913	$—	$5,771,913
Liabilities:
Investments:
Written Options	$—	$(289,421)	$—	$(289,421)
Total Investments	$—	$(289,421)	$—	$(289,421)

Innovator Equity Defined Protection ETF - 2 Yr to January 2026

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$53,491,919	$—	$53,491,919
Total Investments	$—	$53,491,919	$—	$53,491,919
Liabilities:
Investments:
Written Options	$—	$(4,388,135)	$—	$(4,388,135)
Total Investments	$—	$(4,388,135)	$—	$(4,388,135)

Innovator Equity Defined Protection ETF - 2 Yr to January 2027

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$55,206,851	$—	$55,206,851
Total Investments	$—	$55,206,851	$—	$55,206,851
Liabilities:
Investments:
Written Options	$—	$(1,298,083)	$—	$(1,298,083)
Total Investments	$—	$(1,298,083)	$—	$(1,298,083)

451

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
Innovator Equity Defined Protection ETF - 2 Yr to July 2025

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$170,486,160	$—	$170,486,160
Total Investments	$—	$170,486,160	$—	$170,486,160
Liabilities:
Investments:
Written Options	$—	$(12,682,800)	$—	$(12,682,800)
Total Investments	$—	$(12,682,800)	$—	$(12,682,800)

Innovator Equity Defined Protection ETF - 2 Yr to July 2026

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$69,147,755	$—	$69,147,755
Total Investments	$—	$69,147,755	$—	$69,147,755
Liabilities:
Investments:
Written Options	$—	$(1,799,390)	$—	$(1,799,390)
Total Investments	$—	$(1,799,390)	$—	$(1,799,390)

Innovator Equity Defined Protection ETF - 2 Yr to October 2026

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$87,262,562	$—	$87,262,562
Total Investments	$—	$87,262,562	$—	$87,262,562
Liabilities:
Investments:
Written Options	$—	$(2,746,803)	$—	$(2,746,803)
Total Investments	$—	$(2,746,803)	$—	$(2,746,803)

452

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$75,329,185	$—	$75,329,185
Total Investments	$—	$75,329,185	$—	$75,329,185
Liabilities:
Investments:
Written Options	$—	$(2,509,444)	$—	$(2,509,444)
Total Investments	$—	$(2,509,444)	$—	$(2,509,444)

Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$246,678,442	$—	$246,678,442
Total Investments	$—	$246,678,442	$—	$246,678,442
Liabilities:
Investments:
Written Options	$—	$(518,830)	$—	$(518,830)
Total Investments	$—	$(518,830)	$—	$(518,830)

Innovator Growth Accelerated ETF - Quarterly

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$35,578,236	$—	$35,578,236
Total Investments	$—	$35,578,236	$—	$35,578,236
Liabilities:
Investments:
Written Options	$—	$(1,745,025)	$—	$(1,745,025)
Total Investments	$—	$(1,745,025)	$—	$(1,745,025)

453

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
Innovator Growth Accelerated Plus ETF - April

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$17,768,431	$—	$17,768,431
Total Investments	$—	$17,768,431	$—	$17,768,431
Liabilities:
Investments:
Written Options	$—	$(3,527,893)	$—	$(3,527,893)
Total Investments	$—	$(3,527,893)	$—	$(3,527,893)

Innovator Growth Accelerated Plus ETF - January

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$15,440,739	$—	$15,440,739
Total Investments	$—	$15,440,739	$—	$15,440,739
Liabilities:
Investments:
Written Options	$—	$(1,227,803)	$—	$(1,227,803)
Total Investments	$—	$(1,227,803)	$—	$(1,227,803)

Innovator Growth Accelerated Plus ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$12,806,058	$—	$12,806,058
Total Investments	$—	$12,806,058	$—	$12,806,058
Liabilities:
Investments:
Written Options	$—	$(422,241)	$—	$(422,241)
Total Investments	$—	$(422,241)	$—	$(422,241)

454

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
Innovator Growth Accelerated Plus ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$15,079,462	$—	$15,079,462
Total Investments	$—	$15,079,462	$—	$15,079,462
Liabilities:
Investments:
Written Options	$—	$(1,159,896)	$—	$(1,159,896)
Total Investments	$—	$(1,159,896)	$—	$(1,159,896)

Innovator Growth-100 Power Buffer ETF - April

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$254,123,161	$—	$254,123,161
Total Investments	$—	$254,123,161	$—	$254,123,161
Liabilities:
Investments:
Written Options	$—	$(18,872,849)	$—	$(18,872,849)
Total Investments	$—	$(18,872,849)	$—	$(18,872,849)

Innovator Growth-100 Power Buffer ETF - August

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$19,042,225	$—	$19,042,225
Total Investments	$—	$19,042,225	$—	$19,042,225
Liabilities:
Investments:
Written Options	$—	$(299,761)	$—	$(299,761)
Total Investments	$—	$(299,761)	$—	$(299,761)

455

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
Innovator Growth-100 Power Buffer ETF - December

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$78,464,583	$—	$78,464,583
Total Investments	$—	$78,464,583	$—	$78,464,583
Liabilities:
Investments:
Written Options	$—	$(3,386,550)	$—	$(3,386,550)
Total Investments	$—	$(3,386,550)	$—	$(3,386,550)

Innovator Growth-100 Power Buffer ETF - February

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$50,987,051	$—	$50,987,051
Total Investments	$—	$50,987,051	$—	$50,987,051
Liabilities:
Investments:
Written Options	$—	$(2,772,851)	$—	$(2,772,851)
Total Investments	$—	$(2,772,851)	$—	$(2,772,851)

Innovator Growth-100 Power Buffer ETF - January

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$288,862,788	$—	$288,862,788
Total Investments	$—	$288,862,788	$—	$288,862,788
Liabilities:
Investments:
Written Options	$—	$(13,892,277)	$—	$(13,892,277)
Total Investments	$—	$(13,892,277)	$—	$(13,892,277)

456

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
Innovator Growth-100 Power Buffer ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$202,156,953	$—	$202,156,953
Total Investments	$—	$202,156,953	$—	$202,156,953
Liabilities:
Investments:
Written Options	$—	$(1,696,113)	$—	$(1,696,113)
Total Investments	$—	$(1,696,113)	$—	$(1,696,113)

Innovator Growth-100 Power Buffer ETF - June

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$39,786,462	$—	$39,786,462
Total Investments	$—	$39,786,462	$—	$39,786,462
Liabilities:
Investments:
Written Options	$—	$(112,115)	$—	$(112,115)
Total Investments	$—	$(112,115)	$—	$(112,115)

Innovator Growth-100 Power Buffer ETF - March

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$35,073,000	$—	$35,073,000
Total Investments	$—	$35,073,000	$—	$35,073,000
Liabilities:
Investments:
Written Options	$—	$(2,034,450)	$—	$(2,034,450)
Total Investments	$—	$(2,034,450)	$—	$(2,034,450)

457

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
Innovator Growth-100 Power Buffer ETF - May

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$1,319,136	$—	$1,319,136
Total Investments	$—	$1,319,136	$—	$1,319,136
Liabilities:
Investments:
Written Options	$—	$(95,758)	$—	$(95,758)
Total Investments	$—	$(95,758)	$—	$(95,758)

Innovator Growth-100 Power Buffer ETF - November

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$26,697,671	$—	$26,697,671
Total Investments	$—	$26,697,671	$—	$26,697,671
Liabilities:
Investments:
Written Options	$—	$(955,046)	$—	$(955,046)
Total Investments	$—	$(955,046)	$—	$(955,046)

Innovator Growth-100 Power Buffer ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$156,110,395	$—	$156,110,395
Total Investments	$—	$156,110,395	$—	$156,110,395
Liabilities:
Investments:
Written Options	$—	$(4,729,599)	$—	$(4,729,599)
Total Investments	$—	$(4,729,599)	$—	$(4,729,599)

458

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
Innovator Growth-100 Power Buffer ETF - September

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$28,842,302	$—	$28,842,302
Total Investments	$—	$28,842,302	$—	$28,842,302
Liabilities:
Investments:
Written Options	$—	$(692,417)	$—	$(692,417)
Total Investments	$—	$(692,417)	$—	$(692,417)

Innovator International Developed 10 Buffer ETF - Quarterly

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$24,053,864	$—	$24,053,864
Total Investments	$—	$24,053,864	$—	$24,053,864
Liabilities:
Investments:
Written Options	$—	$(513,862)	$—	$(513,862)
Total Investments	$—	$(513,862)	$—	$(513,862)

Innovator International Developed Power Buffer ETF - April

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$247,799,703	$—	$247,799,703
Total Investments	$—	$247,799,703	$—	$247,799,703
Liabilities:
Investments:
Written Options	$—	$(9,316,968)	$—	$(9,316,968)
Total Investments	$—	$(9,316,968)	$—	$(9,316,968)

459

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
Innovator International Developed Power Buffer ETF - August

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$17,041,783	$—	$17,041,783
Total Investments	$—	$17,041,783	$—	$17,041,783
Liabilities:
Investments:
Written Options	$—	$(140,896)	$—	$(140,896)
Total Investments	$—	$(140,896)	$—	$(140,896)

Innovator International Developed Power Buffer ETF - December

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$22,586,974	$—	$22,586,974
Total Investments	$—	$22,586,974	$—	$22,586,974
Liabilities:
Investments:
Written Options	$—	$(456,397)	$—	$(456,397)
Total Investments	$—	$(456,397)	$—	$(456,397)

Innovator International Developed Power Buffer ETF - February

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$28,832,068	$—	$28,832,068
Total Investments	$—	$28,832,068	$—	$28,832,068
Liabilities:
Investments:
Written Options	$—	$(971,681)	$—	$(971,681)
Total Investments	$—	$(971,681)	$—	$(971,681)

460

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
Innovator International Developed Power Buffer ETF - January

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$209,682,391	$—	$209,682,391
Total Investments	$—	$209,682,391	$—	$209,682,391
Liabilities:
Investments:
Written Options	$—	$(6,538,773)	$—	$(6,538,773)
Total Investments	$—	$(6,538,773)	$—	$(6,538,773)

Innovator International Developed Power Buffer ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$143,923,545	$—	$143,923,545
Total Investments	$—	$143,923,545	$—	$143,923,545
Liabilities:
Investments:
Written Options	$—	$(471,025)	$—	$(471,025)
Total Investments	$—	$(471,025)	$—	$(471,025)

Innovator International Developed Power Buffer ETF - June

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$30,077,457	$—	$30,077,457
Total Investments	$—	$30,077,457	$—	$30,077,457
Liabilities:
Investments:
Written Options	$—	$(15,922)	$—	$(15,922)
Total Investments	$—	$(15,922)	$—	$(15,922)

461

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
Innovator International Developed Power Buffer ETF - March

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$41,523,589	$—	$41,523,589
Total Investments	$—	$41,523,589	$—	$41,523,589
Liabilities:
Investments:
Written Options	$—	$(1,179,512)	$—	$(1,179,512)
Total Investments	$—	$(1,179,512)	$—	$(1,179,512)

Innovator International Developed Power Buffer ETF - May

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$12,557,066	$—	$12,557,066
Total Investments	$—	$12,557,066	$—	$12,557,066
Liabilities:
Investments:
Written Options	$—	$(422,524)	$—	$(422,524)
Total Investments	$—	$(422,524)	$—	$(422,524)

Innovator International Developed Power Buffer ETF - November

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$14,115,001	$—	$14,115,001
Total Investments	$—	$14,115,001	$—	$14,115,001
Liabilities:
Investments:
Written Options	$—	$(317,206)	$—	$(317,206)
Total Investments	$—	$(317,206)	$—	$(317,206)

462

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
Innovator International Developed Power Buffer ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$125,446,954	$—	$125,446,954
Total Investments	$—	$125,446,954	$—	$125,446,954
Liabilities:
Investments:
Written Options	$—	$(1,629,523)	$—	$(1,629,523)
Total Investments	$—	$(1,629,523)	$—	$(1,629,523)

Innovator International Developed Power Buffer ETF - September

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$80,311,307	$—	$80,311,307
Total Investments	$—	$80,311,307	$—	$80,311,307
Liabilities:
Investments:
Written Options	$—	$(893,731)	$—	$(893,731)
Total Investments	$—	$(893,731)	$—	$(893,731)

Innovator Nasdaq-100 10 Buffer ETF - Quarterly

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$95,733,016	$—	$95,733,016
Total Investments	$—	$95,733,016	$—	$95,733,016
Liabilities:
Investments:
Written Options	$—	$(3,491,167)	$—	$(3,491,167)
Total Investments	$—	$(3,491,167)	$—	$(3,491,167)

463

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
Innovator Premium Income 10 Barrier ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$383,766	$—	$383,766
U.S. Treasury Bills	$—	$5,663,930	$—	$5,663,930
Total Investments	$—	$6,047,696	$—	$6,047,696
Liabilities:
Investments:
Written Options	$—	$(479,474)	$—	$(479,474)
Total Investments	$—	$(479,474)	$—	$(479,474)

Innovator Premium Income 10 Barrier ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$1,368,934	$—	$1,368,934
U.S. Treasury Bills	$—	$5,494,310	$—	$5,494,310
Total Investments	$—	$6,863,244	$—	$6,863,244
Liabilities:
Investments:
Written Options	$—	$(1,633,985)	$—	$(1,633,985)
Total Investments	$—	$(1,633,985)	$—	$(1,633,985)

Innovator Premium Income 15 Buffer ETF - April

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$5,742,480	$—	$5,742,480
Total Investments	$—	$5,742,480	$—	$5,742,480
Liabilities:
Investments:
Written Options	$—	$(165,454)	$—	$(165,454)
Total Investments	$—	$(165,454)	$—	$(165,454)

464

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
Innovator Premium Income 15 Buffer ETF - January

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$13,706,745	$—	$13,706,745
Total Investments	$—	$13,706,745	$—	$13,706,745
Liabilities:
Investments:
Written Options	$—	$(403,631)	$—	$(403,631)
Total Investments	$—	$(403,631)	$—	$(403,631)

Innovator Premium Income 15 Buffer ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$2,389,991	$—	$2,389,991
Total Investments	$—	$2,389,991	$—	$2,389,991
Liabilities:
Investments:
Written Options	$—	$(10,401)	$—	$(10,401)
Total Investments	$—	$(10,401)	$—	$(10,401)

Innovator Premium Income 15 Buffer ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$19,767,981	$—	$19,767,981
Total Investments	$—	$19,767,981	$—	$19,767,981
Liabilities:
Investments:
Written Options	$—	$(367,291)	$—	$(367,291)
Total Investments	$—	$(367,291)	$—	$(367,291)

465

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
Innovator Premium Income 20 Barrier ETF - April

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$10,981,157	$—	$10,981,157
U.S. Treasury Bills	$—	$28,006,032	$—	$28,006,032
Total Investments	$—	$38,987,189	$—	$38,987,189
Liabilities:
Investments:
Written Options	$—	$(12,238,643)	$—	$(12,238,643)
Total Investments	$—	$(12,238,643)	$—	(12,238,643)

Innovator Premium Income 20 Barrier ETF - January

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$4,788,681	$—	$4,788,681
U.S. Treasury Bills	$—	$12,635,908	$—	$12,635,908
Total Investments	$—	$17,424,589	$—	$17,424,589
Liabilities:
Investments:
Written Options	$—	$(5,388,532)	$—	$(5,388,532)
Total Investments	$—	$(5,388,532)	$—	$(5,388,532)

Innovator Premium Income 20 Barrier ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$812,554	$—	$812,554
U.S. Treasury Bills	$—	$18,186,272	$—	$18,186,272
Total Investments	$—	$18,998,826	$—	$18,998,826
Liabilities:
Investments:
Written Options	$—	$(936,726)	$—	$(936,726)
Total Investments	$—	$(936,726)	$—	$(936,726)

466

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
Innovator Premium Income 20 Barrier ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$4,281,948	$—	$4,281,948
U.S. Treasury Bills	$—	$19,423,497	$—	$19,423,497
Total Investments	$—	$23,705,445	$—	$23,705,445
Liabilities:
Investments:
Written Options	$—	$(4,876,700)	$—	$(4,876,700)
Total Investments	$—	$(4,876,700)	$—	$(4,876,700)

Innovator Premium Income 30 Barrier ETF - April

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$12,980,498	$—	$12,980,498
U.S. Treasury Bills	$—	$38,982,680	$—	$38,982,680
Total Investments	$—	$51,963,178	$—	$51,963,178
Liabilities:
Investments:
Written Options	$—	$(14,186,942)	$—	$(14,186,942)
Total Investments	$—	$(14,186,942)	$—	$(14,186,942)

Innovator Premium Income 30 Barrier ETF - January

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$5,308,565	$—	$5,308,565
U.S. Treasury Bills	$—	$18,180,812	$—	$18,180,812
Total Investments	$—	$23,489,377	$—	$23,489,377
Liabilities:
Investments:
Written Options	$—	$(5,854,251)	$—	$(5,854,251)
Total Investments	$—	$(5,854,251)	$—	$(5,854,251)

467

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
Innovator Premium Income 30 Barrier ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$617,144	$—	$617,144
U.S. Treasury Bills	$—	$20,040,682	$—	$20,040,682
Total Investments	$—	$20,657,826	$—	$20,657,826
Liabilities:
Investments:
Written Options	$—	$(683,114)	$—	$(683,114)
Total Investments	$—	$(683,114)	$—	$(683,114)

Innovator Premium Income 30 Barrier ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$3,169,653	$—	$3,169,653
U.S. Treasury Bills	$—	$19,923,159	$—	$19,923,159
Total Investments	$—	$23,092,812	$—	$23,092,812
Liabilities:
Investments:
Written Options	$—	$(3,497,170)	$—	$(3,497,170)
Total Investments	$—	$(3,497,170)	$—	$(3,497,170)

Innovator Premium Income 40 Barrier ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$170,751	$—	$170,751
U.S. Treasury Bills	$—	$7,500,230	$—	$7,500,230
Total Investments	$—	$7,670,981	$—	$7,670,981
Liabilities:
Investments:
Written Options	$—	$(184,489)	$—	$(184,489)
Total Investments	$—	$(184,489)	$—	$(184,489)

468

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
Innovator Premium Income 40 Barrier ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$1,869,599	$—	$1,869,599
U.S. Treasury Bills	$—	$15,635,608	$—	$15,635,608
Total Investments	$—	$17,505,207	$—	$17,505,207
Liabilities:
Investments:
Written Options	$—	$(2,022,886)	$—	$(2,022,886)
Total Investments	$—	$(2,022,886)	$—	$(2,022,886)

Innovator Premium Income 9 Buffer ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$1,196,491	$—	$1,196,491
Total Investments	$—	$1,196,491	$—	$1,196,491
Liabilities:
Investments:
Written Options	$—	$(10,945)	$—	$(10,945)
Total Investments	$—	$(10,945)	$—	$(10,945)

Innovator Premium Income 9 Buffer ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$13,234,910	$—	$13,234,910
Total Investments	$—	$13,234,910	$—	$13,234,910
Liabilities:
Investments:
Written Options	$—	$(401,661)	$—	$(401,661)
Total Investments	$—	$(401,661)	$—	$(401,661)

469

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
Innovator U.S. Equity 10 Buffer ETF - Quarterly

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$441,470,988	$—	$441,470,988
Total Investments	$—	$441,470,988	$—	$441,470,988
Liabilities:
Investments:
Written Options	$—	$(10,087,167)	$—	$(10,087,167)
Total Investments	$—	$(10,087,167)	$—	$(10,087,167)

Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$134,539,940	$—	$134,539,940
Total Investments	$—	$134,539,940	$—	$134,539,940
Liabilities:
Investments:
Written Options	$—	$(1,483,086)	$—	$(1,483,086)
Total Investments	$—	$(1,483,086)	$—	$(1,483,086)

Innovator U.S. Equity Accelerated 9 Buffer ETF - April

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$270,452,972	$—	$270,452,972
Total Investments	$—	$270,452,972	$—	$270,452,972
Liabilities:
Investments:
Written Options	$—	$(34,070,835)	$—	$(34,070,835)
Total Investments	$—	$(34,070,835)	$—	$(34,070,835)

470

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
Innovator U.S. Equity Accelerated 9 Buffer ETF - January

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$100,993,583	$—	$100,993,583
Total Investments	$—	$100,993,583	$—	$100,993,583
Liabilities:
Investments:
Written Options	$—	$(7,885,546)	$—	$(7,885,546)
Total Investments	$—	$(7,885,546)	$—	$(7,885,546)

Innovator U.S. Equity Accelerated 9 Buffer ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$110,915,036	$—	$110,915,036
Total Investments	$—	$110,915,036	$—	$110,915,036
Liabilities:
Investments:
Written Options	$—	$(3,975,975)	$—	$(3,975,975)
Total Investments	$—	$(3,975,975)	$—	$(3,975,975)

Innovator U.S. Equity Accelerated 9 Buffer ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$206,293,832	$—	$206,293,832
Total Investments	$—	$206,293,832	$—	$206,293,832
Liabilities:
Investments:
Written Options	$—	$(11,925,556)	$—	$(11,925,556)
Total Investments	$—	$(11,925,556)	$—	$(11,925,556)

471

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
Innovator U.S. Equity Accelerated ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$4,247,252	$—	$4,247,252
Total Investments	$—	$4,247,252	$—	$4,247,252
Liabilities:
Investments:
Written Options	$—	$(65,249)	$—	$(65,249)
Total Investments	$—	$(65,249)	$—	$(65,249)

Innovator U.S. Equity Accelerated ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$2,959,367	$—	$2,959,367
Total Investments	$—	$2,959,367	$—	$2,959,367
Liabilities:
Investments:
Written Options	$—	$(56,810)	$—	$(56,810)
Total Investments	$—	$(56,810)	$—	$(56,810)

Innovator U.S. Equity Accelerated ETF - Quarterly

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$53,071,542	$—	$53,071,542
Total Investments	$—	$53,071,542	$—	$53,071,542
Liabilities:
Investments:
Written Options	$—	$(1,279,505)	$—	$(1,279,505)
Total Investments	$—	$(1,279,505)	$—	$(1,279,505)

472

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
Innovator U.S. Equity Accelerated Plus ETF - April

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$31,788,042	$—	$31,788,042
Total Investments	$—	$31,788,042	$—	$31,788,042
Liabilities:
Investments:
Written Options	$—	$(4,529,046)	$—	$(4,529,046)
Total Investments	$—	$(4,529,046)	$—	$(4,529,046)

Innovator U.S. Equity Accelerated Plus ETF - January

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$17,713,376	$—	$17,713,376
Total Investments	$—	$17,713,376	$—	$17,713,376
Liabilities:
Investments:
Written Options	$—	$(1,164,641)	$—	$(1,164,641)
Total Investments	$—	$(1,164,641)	$—	$(1,164,641)

Innovator U.S. Equity Accelerated Plus ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$15,628,480	$—	$15,628,480
Total Investments	$—	$15,628,480	$—	$15,628,480
Liabilities:
Investments:
Written Options	$—	$(824,850)	$—	$(824,850)
Total Investments	$—	$(824,850)	$—	$(824,850)

473

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
Innovator U.S. Equity Accelerated Plus ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$14,142,913	$—	$14,142,913
Total Investments	$—	$14,142,913	$—	$14,142,913
Liabilities:
Investments:
Written Options	$—	$(743,780)	$—	$(743,780)
Total Investments	$—	$(743,780)	$—	$(743,780)

Innovator U.S. Equity Buffer ETF - April

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$384,613,125	$—	$384,613,125
Total Investments	$—	$384,613,125	$—	$384,613,125
Liabilities:
Investments:
Written Options	$—	$(20,903,103)	$—	$(20,903,103)
Total Investments	$—	$(20,903,103)	$—	$(20,903,103)

Innovator U.S. Equity Buffer ETF - August

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$155,899,859	$—	$155,899,859
Total Investments	$—	$155,899,859	$—	$155,899,859
Liabilities:
Investments:
Written Options	$—	$(2,530,784)	$—	$(2,530,784)
Total Investments	$—	$(2,530,784)	$—	$(2,530,784)

474

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
Innovator U.S. Equity Buffer ETF - December

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$200,433,538	$—	$200,433,538
Total Investments	$—	$200,433,538	$—	$200,433,538
Liabilities:
Investments:
Written Options	$—	$(9,763,654)	$—	$(9,763,654)
Total Investments	$—	$(9,763,654)	$—	$(9,763,654)

Innovator U.S. Equity Buffer ETF - February

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$196,784,671	$—	$196,784,671
Total Investments	$—	$196,784,671	$—	$196,784,671
Liabilities:
Investments:
Written Options	$—	$(10,756,622)	$—	$(10,756,622)
Total Investments	$—	$(10,756,622)	$—	$(10,756,622)

Innovator U.S. Equity Buffer ETF - January

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$302,764,712	$—	$302,764,712
Total Investments	$—	$302,764,712	$—	$302,764,712
Liabilities:
Investments:
Written Options	$—	$(14,064,900)	$—	$(14,064,900)
Total Investments	$—	$(14,064,900)	$—	$(14,064,900)

475

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
Innovator U.S. Equity Buffer ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$246,001,868	$—	$246,001,868
Total Investments	$—	$246,001,868	$—	$246,001,868
Liabilities:
Investments:
Written Options	$—	$(2,278,782)	$—	$(2,278,782)
Total Investments	$—	$(2,278,782)	$—	$(2,278,782)

Innovator U.S. Equity Buffer ETF - June

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$133,425,091	$—	$133,425,091
Total Investments	$—	$133,425,091	$—	$133,425,091
Liabilities:
Investments:
Written Options	$—	$(361,477)	$—	$(361,477)
Total Investments	$—	$(361,477)	$—	$(361,477)

Innovator U.S. Equity Buffer ETF - March

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$192,020,069	$—	$192,020,069
Total Investments	$—	$192,020,069	$—	$192,020,069
Liabilities:
Investments:
Written Options	$—	$(10,430,271)	$—	$(10,430,271)
Total Investments	$—	$(10,430,271)	$—	$(10,430,271)

476

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
Innovator U.S. Equity Buffer ETF - May

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$126,593,363	$—	$126,593,363
Total Investments	$—	$126,593,363	$—	$126,593,363
Liabilities:
Investments:
Written Options	$—	$(7,016,380)	$—	$(7,016,380)
Total Investments	$—	$(7,016,380)	$—	$(7,016,380)

Innovator U.S. Equity Buffer ETF - November

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$154,962,686	$—	$154,962,686
Total Investments	$—	$154,962,686	$—	$154,962,686
Liabilities:
Investments:
Written Options	$—	$(5,283,345)	$—	$(5,283,345)
Total Investments	$—	$(5,283,345)	$—	$(5,283,345)

Innovator U.S. Equity Buffer ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$239,344,741	$—	$239,344,741
Total Investments	$—	$239,344,741	$—	$239,344,741
Liabilities:
Investments:
Written Options	$—	$(7,590,398)	$—	$(7,590,398)
Total Investments	$—	$(7,590,398)	$—	$(7,590,398)

477

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
Innovator U.S. Equity Buffer ETF - September

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$161,293,110	$—	$161,293,110
Total Investments	$—	$161,293,110	$—	$161,293,110
Liabilities:
Investments:
Written Options	$—	$(3,870,900)	$—	$(3,870,900)
Total Investments	$—	$(3,870,900)	$—	$(3,870,900)

Innovator U.S. Equity Power Buffer ETF - April

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$813,066,488	$—	$813,066,488
Total Investments	$—	$813,066,488	$—	$813,066,488
Liabilities:
Investments:
Written Options	$—	$(42,635,424)	$—	$(42,635,424)
Total Investments	$—	$(42,635,424)	$—	$(42,635,424)

Innovator U.S. Equity Power Buffer ETF - August

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$760,585,248	$—	$760,585,248
Total Investments	$—	$760,585,248	$—	$760,585,248
Liabilities:
Investments:
Written Options	$—	$(8,463,744)	$—	$(8,463,744)
Total Investments	$—	$(8,463,744)	$—	$(8,463,744)

478

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
Innovator U.S. Equity Power Buffer ETF - December

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$1,009,691,676	$—	$1,009,691,676
Total Investments	$—	$1,009,691,676	$—	$1,009,691,676
Liabilities:
Investments:
Written Options	$—	$(32,384,232)	$—	$(32,384,232)
Total Investments	$—	$(32,384,232)	$—	$(32,384,232)

Innovator U.S. Equity Power Buffer ETF - February

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$857,545,003	$—	$857,545,003
Total Investments	$—	$857,545,003	$—	$857,545,003
Liabilities:
Investments:
Written Options	$—	$(34,154,318)	$—	$(34,154,318)
Total Investments	$—	$(34,154,318)	$—	$(34,154,318)

Innovator U.S. Equity Power Buffer ETF - January

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$1,240,232,176	$—	$1,240,232,176
Total Investments	$—	$1,240,232,176	$—	$1,240,232,176
Liabilities:
Investments:
Written Options	$—	$(42,370,532)	$—	$(42,370,532)
Total Investments	$—	$(42,370,532)	$—	$(42,370,532)

479

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
Innovator U.S. Equity Power Buffer ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$853,108,260	$—	$853,108,260
Total Investments	$—	$853,108,260	$—	$853,108,260
Liabilities:
Investments:
Written Options	$—	$(4,537,562)	$—	$(4,537,562)
Total Investments	$—	$(4,537,562)	$—	$(4,537,562)

Innovator U.S. Equity Power Buffer ETF - June

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$576,963,808	$—	$576,963,808
Total Investments	$—	$576,963,808	$—	$576,963,808
Liabilities:
Investments:
Written Options	$—	$(1,301,228)	$—	$(1,301,228)
Total Investments	$—	$(1,301,228)	$—	$(1,301,228)

Innovator U.S. Equity Power Buffer ETF - March

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$612,135,972	$—	$612,135,972
Total Investments	$—	$612,135,972	$—	$612,135,972
Liabilities:
Investments:
Written Options	$—	$(25,745,480)	$—	$(25,745,480)
Total Investments	$—	$(25,745,480)	$—	$(25,745,480)

480

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
Innovator U.S. Equity Power Buffer ETF - May

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$513,353,928	$—	$513,353,928
Total Investments	$—	$513,353,928	$—	$513,353,928
Liabilities:
Investments:
Written Options	$—	$(28,451,920)	$—	$(28,451,920)
Total Investments	$—	$(28,451,920)	$—	$(28,451,920)

Innovator U.S. Equity Power Buffer ETF - November

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$670,838,802	$—	$670,838,802
Total Investments	$—	$670,838,802	$—	$670,838,802
Liabilities:
Investments:
Written Options	$—	$(17,366,124)	$—	$(17,366,124)
Total Investments	$—	$(17,366,124)	$—	$(17,366,124)

Innovator U.S. Equity Power Buffer ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$803,861,038	$—	$803,861,038
Total Investments	$—	$803,861,038	$—	$803,861,038
Liabilities:
Investments:
Written Options	$—	$(17,752,642)	$—	$(17,752,642)
Total Investments	$—	$(17,752,642)	$—	$(17,752,642)

481

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
Innovator U.S. Equity Power Buffer ETF - September

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$695,774,200	$—	$695,774,200
Total Investments	$—	$695,774,200	$—	$695,774,200
Liabilities:
Investments:
Written Options	$—	$(11,579,700)	$—	$(11,579,700)
Total Investments	$—	$(11,579,700)	$—	$(11,579,700)

Innovator U.S. Equity Ultra Buffer ETF - April

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$153,211,697	$—	$153,211,697
Total Investments	$—	$153,211,697	$—	$153,211,697
Liabilities:
Investments:
Written Options	$—	$(5,236,908)	$—	$(5,236,908)
Total Investments	$—	$(5,236,908)	$—	$(5,236,908)

Innovator U.S. Equity Ultra Buffer ETF - August

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$145,946,951	$—	$145,946,951
Total Investments	$—	$145,946,951	$—	$145,946,951
Liabilities:
Investments:
Written Options	$—	$(613,923)	$—	$(613,923)
Total Investments	$—	$(613,923)	$—	$(613,923)

482

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
Innovator U.S. Equity Ultra Buffer ETF - December

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$401,309,194	$—	$401,309,194
Total Investments	$—	$401,309,194	$—	$401,309,194
Liabilities:
Investments:
Written Options	$—	$(3,787,300)	$—	$(3,787,300)
Total Investments	$—	$(3,787,300)	$—	$(3,787,300)

Innovator U.S. Equity Ultra Buffer ETF - February

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$245,350,686	$—	$245,350,686
Total Investments	$—	$245,350,686	$—	$245,350,686
Liabilities:
Investments:
Written Options	$—	$(3,461,052)	$—	$(3,461,052)
Total Investments	$—	$(3,461,052)	$—	$(3,461,052)

Innovator U.S. Equity Ultra Buffer ETF - January

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$250,497,639	$—	$250,497,639
Total Investments	$—	$250,497,639	$—	$250,497,639
Liabilities:
Investments:
Written Options	$—	$(3,492,919)	$—	$(3,492,919)
Total Investments	$—	$(3,492,919)	$—	$(3,492,919)

483

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
Innovator U.S. Equity Ultra Buffer ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$135,515,386	$—	$135,515,386
Total Investments	$—	$135,515,386	$—	$135,515,386
Liabilities:
Investments:
Written Options	$—	$(239,364)	$—	$(239,364)
Total Investments	$—	$(239,364)	$—	$(239,364)

Innovator U.S. Equity Ultra Buffer ETF - June

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$62,304,267	$—	$62,304,267
Total Investments	$—	$62,304,267	$—	$62,304,267
Liabilities:
Investments:
Written Options	$—	$(57,731)	$—	$(57,731)
Total Investments	$—	$(57,731)	$—	$(57,731)

Innovator U.S. Equity Ultra Buffer ETF - March

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$129,912,530	$—	$129,912,530
Total Investments	$—	$129,912,530	$—	$129,912,530
Liabilities:
Investments:
Written Options	$—	$(2,312,198)	$—	$(2,312,198)
Total Investments	$—	$(2,312,198)	$—	$(2,312,198)

484

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
Innovator U.S. Equity Ultra Buffer ETF - May

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$46,817,412	$—	$46,817,412
Total Investments	$—	$46,817,412	$—	$46,817,412
Liabilities:
Investments:
Written Options	$—	$(1,927,208)	$—	$(1,927,208)
Total Investments	$—	$(1,927,208)	$—	$(1,927,208)

Innovator U.S. Equity Ultra Buffer ETF - November

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$140,407,724	$—	$140,407,724
Total Investments	$—	$140,407,724	$—	$140,407,724
Liabilities:
Investments:
Written Options	$—	$(1,720,085)	$—	$(1,720,085)
Total Investments	$—	$(1,720,085)	$—	$(1,720,085)

Innovator U.S. Equity Ultra Buffer ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$207,666,586	$—	$207,666,586
Total Investments	$—	$207,666,586	$—	$207,666,586
Liabilities:
Investments:
Written Options	$—	$(1,746,872)	$—	$(1,746,872)
Total Investments	$—	$(1,746,872)	$—	$(1,746,872)

485

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
Innovator U.S. Equity Ultra Buffer ETF - September

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$130,803,108	$—	$130,803,108
Total Investments	$—	$130,803,108	$—	$130,803,108
Liabilities:
Investments:
Written Options	$—	$(844,911)	$—	$(844,911)
Total Investments	$—	$(844,911)	$—	$(844,911)

Innovator U.S. Small Cap 10 Buffer ETF - Quarterly

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$44,597,104	$—	$44,597,104
Total Investments	$—	$44,597,104	$—	$44,597,104
Liabilities:
Investments:
Written Options	$—	$(1,161,843)	$—	$(1,161,843)
Total Investments	$—	$(1,161,843)	$—	$(1,161,843)

Innovator U.S. Small Cap Power Buffer ETF - April

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$196,097,082	$—	$196,097,082
Total Investments	$—	$196,097,082	$—	$196,097,082
Liabilities:
Investments:
Written Options	$—	$(11,787,717)	$—	$(11,787,717)
Total Investments	$—	$(11,787,717)	$—	$(11,787,717)

486

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
Innovator U.S. Small Cap Power Buffer ETF - August

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$95,649,537	$—	$95,649,537
Total Investments	$—	$95,649,537	$—	$95,649,537
Liabilities:
Investments:
Written Options	$—	$(3,261,289)	$—	$(3,261,289)
Total Investments	$—	$(3,261,289)	$—	$(3,261,289)

Innovator U.S. Small Cap Power Buffer ETF - December

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$51,848,442	$—	$51,848,442
Total Investments	$—	$51,848,442	$—	$51,848,442
Liabilities:
Investments:
Written Options	$—	$(4,008,094)	$—	$(4,008,094)
Total Investments	$—	$(4,008,094)	$—	$(4,008,094)

Innovator U.S. Small Cap Power Buffer ETF - February

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$25,578,835	$—	$25,578,835
Total Investments	$—	$25,578,835	$—	$25,578,835
Liabilities:
Investments:
Written Options	$—	$(1,639,135)	$—	$(1,639,135)
Total Investments	$—	$(1,639,135)	$—	$(1,639,135)

487

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
Innovator U.S. Small Cap Power Buffer ETF - January

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$314,320,072	$—	$314,320,072
Total Investments	$—	$314,320,072	$—	$314,320,072
Liabilities:
Investments:
Written Options	$—	$(17,485,336)	$—	$(17,485,336)
Total Investments	$—	$(17,485,336)	$—	$(17,485,336)

Innovator U.S. Small Cap Power Buffer ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$112,667,793	$—	$112,667,793
Total Investments	$—	$112,667,793	$—	$112,667,793
Liabilities:
Investments:
Written Options	$—	$(1,154,421)	$—	$(1,154,421)
Total Investments	$—	$(1,154,421)	$—	$(1,154,421)

Innovator U.S. Small Cap Power Buffer ETF - June

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$19,503,815	$—	$19,503,815
Total Investments	$—	$19,503,815	$—	$19,503,815
Liabilities:
Investments:
Written Options	$—	$(103,967)	$—	$(103,967)
Total Investments	$—	$(103,967)	$—	$(103,967)

488

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
Innovator U.S. Small Cap Power Buffer ETF - March

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$11,631,329	$—	$11,631,329
Total Investments	$—	$11,631,329	$—	$11,631,329
Liabilities:
Investments:
Written Options	$—	$(670,489)	$—	$(670,489)
Total Investments	$—	$(670,489)	$—	$(670,489)

Innovator U.S. Small Cap Power Buffer ETF - May

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$1,323,520	$—	$1,323,520
Total Investments	$—	$1,323,520	$—	$1,323,520
Liabilities:
Investments:
Written Options	$—	$(89,472)	$—	$(89,472)
Total Investments	$—	$(89,472)	$—	$(89,472)

Innovator U.S. Small Cap Power Buffer ETF - November

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$18,131,228	$—	$18,131,228
Total Investments	$—	$18,131,228	$—	$18,131,228
Liabilities:
Investments:
Written Options	$—	$(777,588)	$—	$(777,588)
Total Investments	$—	$(777,588)	$—	$(777,588)

489

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
Innovator U.S. Small Cap Power Buffer ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$106,710,321	$—	$106,710,321
Total Investments	$—	$106,710,321	$—	$106,710,321
Liabilities:
Investments:
Written Options	$—	$(4,466,886)	$—	$(4,466,886)
Total Investments	$—	$(4,466,886)	$—	$(4,466,886)

Innovator U.S. Small Cap Power Buffer ETF - September

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$12,533,831	$—	$12,533,831
Total Investments	$—	$12,533,831	$—	$12,533,831
Liabilities:
Investments:
Written Options	$—	$(438,589)	$—	$(438,589)
Total Investments	$—	$(438,589)	$—	$(438,589)

Innovator Uncapped Bitcoin 20 Floor ETF - Quarterly

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$3,020,599	$—	$3,020,599
U.S. Treasury Bills	$—	$6,839,964	$—	$6,839,964
Total Investments	$—	$9,860,563	$—	$9,860,563
Liabilities:
Investments:
Written Options	$—	$(453,151)	$—	$(453,151)
Total Investments	$—	$(453,151)	$—	$(453,151)

There were no Level 3 investments for the Funds during the period ended April 30, 2025.

490

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
Option Contracts: In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”).
The Funds invest primarily in FLEX Option contracts. FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options in which the Funds will invest are all European style options (options that are exercisable only on the expiration date). The FLEX Options are listed on the Chicago Board Options Exchange.
The Funds will purchase and sell call and put FLEX Options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.
When the Funds purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.
When the Funds write an option, an amount equal to the premium received by the Funds are recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.
All of the FLEX Option contracts held by the Funds are fully funded and cash settled, therefore balance sheet offsetting under U.S. GAAP does not apply.
The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Funds could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The Funds may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time to until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the Index (although they generally move in the same direction). However, as a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Index.

491

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
The value of derivative instruments on the Statements of Assets and Liabilities for the Funds as of April 30, 2025 are as follows:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Asset Derivatives	Liability Derivatives
	Investments, at Value	Options Written, at Value
BALT	$1,426,836,240	$(29,331,216)
EBUF	6,085,503	(122,885)
EAPR	75,883,923	(3,327,815)
EJAN	114,561,702	(4,300,738)
EJUL	71,494,114	(353,861)
EOCT	62,161,056	(1,146,161)
ZAPR	44,055,718	(1,887,420)
ZAUG	73,860,372	(698,637)
ZDEK	168,571,676	(950,677)
ZFEB	136,133,341	(1,354,834)
ZJAN	54,339,499	(761,231)
ZJUL	113,162,702	(567,263)
ZMAR	106,602,469	(1,642,437)
ZMAY	1,277,848	(68,530)
ZNOV	50,879,365	(865,634)
ZOCT	73,845,217	(853,199)
ZSEP	82,409,972	(909,773)
AAPR	62,012,226	(2,005,142)
TAPR	5,771,913	(289,421)
AJAN	53,491,919	(4,388,135)
TJAN	55,206,851	(1,298,083)
TJUL	170,486,160	(12,682,800)
AJUL	69,147,755	(1,799,390)
AOCT	87,262,562	(2,746,803)
APOC	75,329,185	(2,509,444)
JAJL	246,678,442	(518,830)
XDQQ	35,578,236	(1,745,025)
QTAP	17,768,431	(3,527,893)
QTJA	15,440,739	(1,227,803)
QTJL	12,806,058	(422,241)
QTOC	15,079,462	(1,159,896)
NAPR	254,123,161	(18,872,849)
NAUG	19,042,225	(299,761)
NDEC	78,464,583	(3,386,550)
NFEB	50,987,051	(2,772,851)
NJAN	288,862,788	(13,892,277)

492

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Asset Derivatives	Liability Derivatives
	Investments, at Value	Options Written, at Value
NJUL	$202,156,953	$(1,696,113)
NJUN	39,786,462	(112,115)
NMAR	35,073,000	(2,034,450)
NMAY	1,319,136	(95,758)
NNOV	26,697,671	(955,046)
NOCT	156,110,395	(4,729,599)
NSEP	28,842,302	(692,417)
IBUF	24,053,864	(513,862)
IAPR	247,799,703	(9,316,968)
IAUG	17,041,783	(140,896)
IDEC	22,586,974	(456,397)
IFEB	28,832,068	(971,681)
IJAN	209,682,391	(6,538,773)
IJUL	143,923,545	(471,025)
IJUN	30,077,457	(15,922)
IMAR	41,523,589	(1,179,512)
IMAY	12,557,066	(422,524)
INOV	14,115,001	(317,206)
IOCT	125,446,954	(1,629,523)
ISEP	80,311,307	(893,731)
QBUF	95,733,016	(3,491,167)
JULD	383,766	(479,474)
OCTD	1,368,934	(1,633,985)
LAPR	—	(165,454)
LJAN	—	(403,631)
LJUL	—	(10,401)
LOCT	—	(367,291)
APRH	10,981,157	(12,238,643)
JANH	4,788,681	(5,388,532)
JULH	812,554	(936,726)
OCTH	4,281,948	(4,876,700)
APRJ	12,980,498	(14,186,942)
JANJ	5,308,565	(5,854,251)
JULJ	617,144	(683,114)
OCTJ	3,169,653	(3,497,170)
JULQ	170,751	(184,489)
OCTQ	1,869,599	(2,022,886)

493

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Asset Derivatives	Liability Derivatives
	Investments, at Value	Options Written, at Value
HJUL	$—	$(10,945)
HOCT	—	(401,661)
ZALT	441,470,988	(10,087,167)
EALT	134,539,940	(1,483,086)
XBAP	270,452,972	(34,070,835)
XBJA	100,993,583	(7,885,546)
XBJL	110,915,036	(3,975,975)
XBOC	206,293,832	(11,925,556)
XDJL	4,247,252	(65,249)
XDOC	2,959,367	(56,810)
XDSQ	53,071,542	(1,279,505)
XTAP	31,788,042	(4,529,046)
XTJA	17,713,376	(1,164,641)
XTJL	15,628,480	(824,850)
XTOC	14,142,913	(743,780)
BAPR	384,613,125	(20,903,103)
BAUG	155,899,859	(2,530,784)
BDEC	200,433,538	(9,763,654)
BFEB	196,784,671	(10,756,622)
BJAN	302,764,712	(14,064,900)
BJUL	246,001,868	(2,278,782)
BJUN	133,425,091	(361,477)
BMAR	192,020,069	(10,430,271)
BMAY	126,593,363	(7,016,380)
BNOV	154,962,686	(5,283,345)
BOCT	239,344,741	(7,590,398)
BSEP	161,293,110	(3,870,900)
PAPR	813,066,488	(42,635,424)
PAUG	760,585,248	(8,463,744)
PDEC	1,009,691,676	(32,384,232)
PFEB	857,545,003	(34,154,318)
PJAN	1,240,232,176	(42,370,532)
PJUL	853,108,260	(4,537,562)
PJUN	576,963,808	(1,301,228)
PMAR	612,135,972	(25,745,480)
PMAY	513,353,928	(28,451,920)
PNOV	670,838,802	(17,366,124)

494

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Asset Derivatives	Liability Derivatives
	Investments, at Value	Options Written, at Value
POCT	$803,861,038	$(17,752,642)
PSEP	695,774,200	(11,579,700)
UAPR	153,211,697	(5,236,908)
UAUG	145,946,951	(613,923)
UDEC	401,309,194	(3,787,300)
UFEB	245,350,686	(3,461,052)
UJAN	250,497,639	(3,492,919)
UJUL	135,515,386	(239,364)
UJUN	62,304,267	(57,731)
UMAR	129,912,530	129,912,530
UMAY	46,817,412	(1,927,208)
UNOV	140,407,724	(1,720,085)
UOCT	207,666,586	(1,746,872)
USEP	130,803,108	(844,911)
RBUF	44,597,104	(1,161,843)
KAPR	196,097,082	(11,787,717)
KAUG	95,649,537	(3,261,289)
KDEC	51,848,442	(4,008,094)
KFEB	25,578,835	(1,639,135)
KJAN	314,320,072	(17,485,336)
KJUL	112,667,793	(1,154,421)
KJUN	19,503,815	(103,967)
KMAR	11,631,329	(670,489)
KMAY	1,323,520	(89,472)
KNOV	18,131,228	(777,588)
KOCT	106,710,321	(4,466,886)
KSEP	12,533,831	(438,589)
QBF	3,020,599	(453,151)

	Interest Rate Risk - Call and Put Options not Accounted for as Hedging Instruments
	Asset Derivatives	Liability Derivatives
	Investments, at Value	Options Written, at Value
TFJL	$34,908,404	$(17,098)
TBJL	35,277,185	(270,918)

495

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
The effect of derivative instruments on the Statements of Operations for the period ended April 30, 2025:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
	Purchased Options(a)	Purchased Options in-kind(b)	Options Written	Options Written in-kind(b)
BALT	$(72,378,474)	$42,939,307	$38,009,853	$10,466,797
EBUF	(701,624)	280,293	164,881	319,184
EAPR	(304,213)	1,718,741	1,558,329	727,443
EJAN	(3,537,022)	3,424,876	2,986,477	1,588,725
EJUL	(80,751)	187,059	11	208,581
EOCT	(33,510)	404,491	(3,338)	376,271
ZAPR	12	—	—	—
ZAUG	(158,274)	877,851	(214,533)	1,713
ZDEK	(673,147)	909,895	(4,021)	252,910
ZFEB	(21,508)	—	(298)	—
ZJAN	(5,351)	—	(258)	—
ZJUL	(53,772)	991,546	(105,649)	(68,338)
ZMAR	(8,157)	—	(298)	—
ZMAY	—	—	—	—
ZNOV	(38,146)	1,481,095	(47,624)	(13,073)
ZOCT	(113,175)	238,893	(159,413)	65,022
ZSEP	66,287	1,580,539	(434,856)	(126,857)
AAPR	(21,611)	1,692,130	(49,441)	(217,951)
TAPR	—	—	—	—
AJAN	(66,736)	2,109,833	(358,042)	(918,946)
TJAN	(5,838)	18,387	256	29,695
TJUL	(994,847)	12,011,435	(1,179,572)	(3,473,259)
AJUL	(94,605)	1,258,829	(17,033)	(10,281)
AOCT	(14,680)	—	(2,905)	—
APOC	(1,828,016)	1,212,956	(33,806)	1,240,761
JAJL	(8,718,182)	14,106,577	(578,465)	393,691
XDQQ	(7,659,699)	3,573,129	2,999,276	552,961
QTAP	(2,175,009)	908,500	2,333,870	728,814
QTJA	1,424,439	11,074,672	(5,882,738)	(2,744,907)
QTJL	(25,440)	(105,281)	(3,812)	434,450
QTOC	—	—	—	—
NAPR	(13,911,954)	13,376,282	99,334	8,716,884
NAUG	(8,763)	392,153	(226)	103,638
NDEC	(23,042)	(44,268)	(3,501)	147,374
NFEB	(104,289)	—	(36,758)	—
NJAN	(17,458,520)	51,376,657	(10,789,891)	2,720,084
NJUL	(370,871)	3,627,717	(74,981)	1,342,328
NJUN	15,317	474,901	(20,601)	57,073
NMAR	(4,121)	—	(1,337)	—
NMAY	—	—	—	—
NNOV	(3,153)	364,471	(1,643)	144,806
NOCT	(23,698)	1,064,947	(16,537)	308,949
NSEP	(11,368)	521,889	(5,605)	471,386

496

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
	Purchased Options(a)	Purchased Options in-kind(b)	Options Written	Options Written in-kind(b)
IBUF	$(535,189)	$1,344,215	$(352,325)	$85,088
IAPR	(11,397,997)	11,163,453	1,001,370	3,430,331
IAUG	(3,683)	112,720	238	65,530
IDEC	(203,894)	787,056	9,236	235,305
IFEB	(269,816)	638,608	102,696	177,842
IJAN	(13,782,717)	11,144,966	132,024	4,165,254
IJUL	(458,634)	337,890	(22,390)	358,270
IJUN	(97,621)	30,563	2,422	26,610
IMAR	(1,455,068)	1,893,026	10,518	376,245
IMAY	554,967	671,593	50	155,154
INOV	(3,364)	(20,874)	(331)	43,061
IOCT	(148,251)	(128,195)	(12,690)	1,853,543
ISEP	(230,319)	446,356	(5,982)	1,110,391
QBUF	(13,959,572)	9,729,110	3,991,683	3,199,701
JULD	31	—	—	—
OCTD	(4,420)	(88,352)	4,767	93,135
LAPR	—	—	58,837	—
LJAN	8	—	135,481	(6,244)
LJUL	—	—	—	—
LOCT	—	—	(137)	—
APRH	(5,946,129)	(227,134)	6,331,031	290,695
JANH	(1,741,208)	(174,006)	1,521,438	410,093
JULH	(6,752)	(350,471)	7,827	387,117
OCTH	471,765	—	(289,380)	—
APRJ	(6,303,119)	(886,855)	6,578,563	979,337
JANJ	(3,535,269)	(164,794)	3,197,531	260,630
JULJ	(6,835)	(303,890)	7,744	328,566
OCTJ	103,213	330,564	(85,774)	(277,222)
JULQ	(749)	(55,724)	818	186,984
OCTQ	8,030	(128,267)	(11,687)	279,273
HJUL	—	—	—	—
HOCT	—	—	(1,026)	2,132
ZALT	(18,388,626)	8,189,327	13,988,618	963,950
EALT	(11,504,463)	5,870,492	1,601,316	450,029
XBAP	(5,579,193)	28,482,442	5,476,532	7,580,656
XBJA	(5,392,452)	20,808,786	(19,878,752)	4,999,789
XBJL	(960,141)	(509,082)	(44,856)	7,657,621
XBOC	(456,100)	(2,534,765)	(20,937)	2,688,387
XDJL	41,319	663,176	(12,115)	(116,692)
XDOC	(14,340)	(148,481)	5,380	115,143
XDSQ	(8,263,872)	3,552,251	2,933,115	1,035,053
XTAP	(1,278,314)	1,291,253	885,722	492,690
XTJA	2,478,156	3,654,162	(5,007,541)	(982,599)
XTJL	(26,408)	344,643	(14,884)	6,845

497

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
	Purchased Options(a)	Purchased Options in-kind(b)	Options Written	Options Written in-kind(b)
XTOC	$(2,203)	$225,221	$(12,105)	$18,819
BAPR	(10,677,167)	20,279,974	28,907	7,625,013
BAUG	(598,723)	5,615,498	(168,171)	904,372
BDEC	(2,645,021)	32,370,499	(13,519,365)	2,375,194
BFEB	(5,855,241)	28,304,239	(7,131,248)	852,413
BJAN	(16,978,547)	60,300,186	(10,362,209)	5,183,294
BJUL	572,576	2,739,679	(7,174)	370,542
BJUN	70,532	2,932,844	(18,561)	144,609
BMAR	(11,348,001)	32,044,338	1,301,898	2,989,529
BMAY	8,435,203	6,891,576	12,247	3,704,711
BNOV	(81,293)	521,174	(19,063)	337,734
BOCT	(269,102)	(1,243,257)	(130,662)	(1,880,567)
BSEP	(72,034)	2,822,768	(23,340)	558,252
PAPR	(45,561,332)	79,927,293	(46,610)	18,226,283
PAUG	(504,907)	8,919,230	(194,509)	863,554
PDEC	(13,340,987)	198,557,724	(104,307,496)	9,897,718
PFEB	(28,975,891)	141,249,947	(46,935,658)	1,140,303
PJAN	(70,157,327)	248,327,276	(64,680,749)	12,279,141
PJUL	(397,007)	9,774,005	(138,454)	138,395
PJUN	12,691	10,299,423	(186,966)	1,000,538
PMAR	(33,422,355)	91,989,080	(5,531,457)	14,947,653
PMAY	17,009,803	51,876,323	(405,113)	2,250,257
PNOV	(1,339,572)	(1,252,107)	(360,171)	988,519
POCT	(1,162,429)	3,611,356	(200,106)	1,742,130
PSEP	(1,142,299)	12,065,434	(331,018)	2,061,417
UAPR	(3,606,802)	13,124,060	(30,007)	1,839,341
UAUG	(280,777)	9,277,602	(88,851)	(261,500)
UDEC	(396,944)	19,865,335	(9,816,218)	(104,213)
UFEB	(1,959,678)	12,001,998	(4,488,237)	(467,483)
UJAN	(9,852,679)	39,592,482	(11,098,403)	352,989
UJUL	(140,945)	3,021,312	(49,617)	24,228
UJUN	121,395	2,759,983	(45,221)	(317,292)
UMAR	(4,500,485)	14,618,943	(441,589)	(83,299)
UMAY	3,294,895	2,912,261	(9,319)	597,462
UNOV	(27,822)	187,945	(6,674)	63,145
UOCT	(391,510)	256,106	(14,631)	85,121
USEP	(72,326)	4,289,219	(27,605)	(90,308)
RBUF	(4,570,649)	1,141,985	772,398	3,326,516
KAPR	(10,861,997)	1,271,453	441,161	7,256,811
KAUG	(147,771)	1,976,064	(12,915)	1,441,503
KDEC	(379,488)	171,016	(247,251)	(134,297)
KFEB	(2,947)	25,922	(1,915)	7,440
KJAN	(37,056,799)	45,150,130	1,776,954	13,391,479
KJUL	(1,420,654)	1,072,546	(255,436)	1,983,060

498

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
	Purchased Options(a)	Purchased Options in-kind(b)	Options Written	Options Written in-kind(b)
KJUN	$(9,076)	$136,384	$(392)	$29,191
KMAR	(3,254)	—	(928)	—
KMAY	—	—	—	—
KNOV	(5,456)	122,923	302	246,650
KOCT	(161,911)	279,134	(26,332)	729,868
KSEP	(4,323)	387,312	(314)	142,603
QBF	(1,067,807)	—	77,079	—

	Interest Rate Risk - Call and Put Options not Accounted for as Hedging Instruments
	Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
	Purchased Options(a)	Purchased Options in-kind(b)	Options Written	Options Written in-kind(b)
TFJL	$(1,398,968)	$(1,036,911)	$297,988	$346,150
TBJL	(31,514)	42,773	(8,528)	26,140

(a)	Amount is included in realized gain/(loss) on investments on the Statements of Operations.
(b)	Amount is included in realized gain/(loss) in-kind on the Statements of Operations.

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Purchased Options(c)	Options Written
BALT	$(3,235,422)	$3,056,734
EBUF	309,626	(112,238)
EAPR	(2,851,003)	(836,325)
EJAN	(4,140,677)	(2,571,702)
EJUL	(2,356,588)	2,359,685
EOCT	(985,595)	963,221
ZAPR	1,231,591	(712,468)
ZAUG	(2,049,900)	2,256,755
ZDEK	(3,539,564)	2,853,954
ZFEB	(2,866,477)	2,407,605
ZJAN	(1,419,765)	1,372,204
ZJUL	(3,325,711)	3,371,487
ZMAR	(829,623)	936,932
ZMAY	(95)	(49)
ZNOV	(1,927,228)	1,190,627
ZOCT	(584,638)	1,637,684
ZSEP	(2,092,864)	2,258,932
AAPR	(2,599,461)	1,802,344
TAPR	107,756	(43,530)
AJAN	(2,976,391)	3,099,114
TJAN	(1,443,162)	1,399,754

499

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Purchased Options(c)	Options Written
TJUL	$(16,797,824)	$15,371,238
AJUL	(1,569,790)	1,206,182
AOCT	(1,142,302)	2,135,434
APOC	904,949	(579,777)
JAJL	(11,369,428)	7,926,988
XDQQ	1,236,549	(676,363)
QTAP	(954,674)	(316)
QTJA	(10,585,975)	6,718,169
QTJL	(1,589,141)	1,382,212
QTOC	(1,828,760)	1,683,073
NAPR	(5,514,927)	(4,321,536)
NAUG	(705,925)	500,624
NDEC	(3,493,396)	1,582,522
NFEB	(2,017,412)	169,981
NJAN	(34,271,119)	5,319,184
NJUL	(6,919,577)	5,269,568
NJUN	(400,928)	1,329,293
NMAR	(194,669)	(50,086)
NMAY	(112)	(115)
NNOV	(1,051,202)	564,126
NOCT	(3,017,793)	3,884,549
NSEP	(1,244,305)	760,511
IBUF	565,225	(126,673)
IAPR	8,321,737	(3,590,456)
IAUG	578,364	218,873
IDEC	473,811	(139,051)
IFEB	856,841	(442,490)
IJAN	10,254,069	(4,475,485)
IJUL	6,352,702	3,103,662
IJUN	986,179	329,218
IMAR	535,448	(178,974)
IMAY	(410,259)	(42,301)
INOV	477,069	40,975
IOCT	3,926,858	1,405,887
ISEP	3,021,390	(257,594)
QBUF	1,350,179	(562,822)
JULD	(605,416)	682,642
OCTD	(399,656)	437,407
LAPR	—	(54,708)
LJAN	—	(236,191)
LJUL	—	19,998

500

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Purchased Options(c)	Options Written
LOCT	$—	$46,007
APRH	5,814,522	(6,253,113)
JANH	2,076,201	(2,189,471)
JULH	(2,331,419)	2,559,798
OCTH	(1,476,464)	1,310,866
APRJ	5,420,619	(5,742,564)
JANJ	4,342,286	(4,270,046)
JULJ	(2,406,196)	2,608,976
OCTJ	(1,771,565)	1,775,275
JULQ	(738,934)	667,536
OCTQ	(1,086,449)	1,059,076
HJUL	—	11,362
HOCT	—	(9,023)
ZALT	(811,387)	713,181
EALT	312,325	195,239
XBAP	(10,279,495)	(7,847,828)
XBJA	(25,822,671)	12,869,282
XBJL	(15,724,036)	9,647,709
XBOC	(3,746,859)	2,818,870
XDJL	(784,554)	467,203
XDOC	(153,139)	126,224
XDSQ	(83,988)	(7,859)
XTAP	45,099	24,111
XTJA	(6,521,558)	6,039,489
XTJL	(1,704,251)	1,576,104
XTOC	(1,299,003)	1,043,507
BAPR	(11,033,932)	(1,945,682)
BAUG	(8,502,634)	1,654,605
BDEC	(30,607,167)	950,076
BFEB	(21,509,304)	(51,834)
BJAN	(43,382,839)	1,961,178
BJUL	(8,577,565)	4,340,599
BJUN	(6,572,095)	3,714,862
BMAR	(19,937,206)	(3,349,778)
BMAY	(17,997,022)	1,396,399
BNOV	(3,794,211)	1,159,749
BOCT	(3,946,830)	779,723
BSEP	(4,344,042)	2,001,408
PAPR	(46,137,478)	(6,668,707)
PAUG	(23,085,641)	19,469,018
PDEC	(174,913,083)	58,421,707

501

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Purchased Options(c)	Options Written
PFEB	$(110,490,461)	$27,983,325
PJAN	(178,810,759)	48,869,528
PJUL	(30,212,422)	23,002,252
PJUN	(25,446,745)	21,579,253
PMAR	(64,965,139)	5,059,664
PMAY	(75,257,973)	15,931,584
PNOV	(11,868,284)	11,204,819
POCT	(11,187,001)	13,461,733
PSEP	(20,202,273)	15,248,074
UAPR	(9,455,433)	242,796
UAUG	(10,457,935)	3,334,495
UDEC	(21,843,322)	8,802,921
UFEB	(12,023,894)	5,044,821
UJAN	(33,414,861)	12,577,376
UJUL	(5,163,357)	2,391,521
UJUN	(4,367,027)	2,102,142
UMAR	(9,443,085)	2,258,669
UMAY	(6,482,264)	1,625,180
UNOV	(3,301,688)	2,836,655
UOCT	(4,163,990)	3,851,616
USEP	(5,470,927)	2,496,351
RBUF	(17,849)	566,530
KAPR	(1,852,940)	(3,619,144)
KAUG	(9,941,458)	(177,132)
KDEC	(3,793,274)	(1,559,943)
KFEB	(1,493,812)	(298,903)
KJAN	(32,886,707)	(10,858,274)
KJUL	(12,729,965)	4,654,492
KJUN	(1,134,142)	413,305
KMAR	(217,390)	(969)
KMAY	(203)	(205)
KNOV	(2,176,159)	403,416
KOCT	(5,377,352)	1,127,589
KSEP	(939,725)	97,275
QBF	970,300	(174,526)

502

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)

	Interest Rate Risk - Call and Put Options not Accounted for as Hedging Instruments
	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Purchased Options(c)	Options Written
TFJL	$1,752,932	$(419,205)
TBJL	(464,149)	285,170

(c)	Amount is included in the change in unrealized appreciation/(depreciation) on investments on the Statements of Operations.
The average volume of derivative activity during the period ended April 30, 2025, is as follows:

	Purchased Options	Options Written
	Average Monthly Market Value	Average Monthly Market Value
TFJL	$28,594,543	$(54,579)
TBJL	23,130,994	(271,566)
BALT	1,191,839,461	(27,581,214)
EBUF	7,398,092	(153,433)
EAPR	62,571,177	(1,151,545)
EJAN	119,611,877	(4,018,185)
EJUL	76,424,294	(941,150)
EOCT	66,538,717	(1,588,695)
ZAPR	22,665,694	(971,617)
ZAUG	75,648,432	(2,916,045)
ZDEK	109,515,612	(1,639,695)
ZFEB	85,675,288	(1,231,473)
ZJAN	42,000,840	(1,150,663)
ZJUL	110,153,189	(3,877,053)
ZMAR	69,407,477	(1,050,002)
ZMAY	1,277,848	(68,530)
ZNOV	49,812,810	(2,119,285)
ZOCT	74,028,606	(2,675,660)
ZSEP	92,266,245	(3,617,918)
AAPR	70,911,610	(4,216,953)
TAPR	3,523,626	(177,523)
AJAN	60,786,505	(7,385,744)
TJAN	39,927,294	(1,406,689)
TJUL	218,669,341	(27,855,492)
AJUL	70,140,243	(3,405,123)
AOCT	82,309,021	(4,420,894)
APOC	75,489,500	(2,396,933)
JAJL	200,900,129	(4,471,605)
XDQQ	38,961,680	(1,437,612)
QTAP	18,951,761	(3,998,985)
QTJA	21,390,368	(3,996,890)
QTJL	17,835,131	(2,337,947)
QTOC	14,896,492	(2,183,813)
NAPR	203,573,252	(9,520,727)

503

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)

	Purchased Options	Options Written
	Average Monthly Market Value	Average Monthly Market Value
NAUG	$17,929,148	$(630,472)
NDEC	63,203,421	(2,957,022)
NFEB	36,663,803	(1,896,838)
NJAN	283,441,420	(15,138,155)
NJUL	232,226,231	(5,557,012)
NJUN	28,672,408	(931,139)
NMAR	23,247,528	(1,279,203)
NMAY	1,319,136	(95,758)
NNOV	27,444,573	(1,343,711)
NOCT	166,508,453	(7,280,963)
NSEP	37,494,244	(1,619,083)
IBUF	16,269,637	(462,263)
IAPR	195,137,736	(2,890,997)
IAUG	14,776,977	(200,085)
IDEC	19,569,205	(419,508)
IFEB	20,490,477	(491,135)
IJAN	182,653,027	(4,227,047)
IJUL	151,682,445	(1,482,067)
IJUN	24,400,383	(126,645)
IMAR	34,718,658	(577,942)
IMAY	9,372,554	(98,548)
INOV	13,491,125	(305,759)
IOCT	116,406,795	(2,339,902)
ISEP	76,664,375	(1,208,925)
QBUF	110,233,441	(2,934,296)
JULD	352,295	(422,207)
OCTD	823,526	(975,846)
LAPR	—	(47,695)
LJAN	—	(214,115)
LJUL	—	(12,133)
LOCT	—	(250,645)
APRH	3,523,067	(3,920,237)
JANH	2,446,414	(2,742,886)
JULH	1,320,123	(1,475,380)
OCTH	3,405,555	(3,828,598)
APRJ	4,016,518	(4,374,806)
JANJ	3,477,118	(3,805,973)
JULJ	1,243,982	(1,354,165)
OCTJ	3,040,322	(3,328,917)
JULQ	363,593	(391,835)
OCTQ	1,462,592	(1,579,143)
HJUL	—	(9,914)
HOCT	—	(287,709)
ZALT	381,294,962	(8,175,690)
EALT	117,521,908	(1,130,989)
XBAP	132,825,791	(17,983,932)

504

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)

	Purchased Options	Options Written
	Average Monthly Market Value	Average Monthly Market Value
XBJA	$114,280,881	$(13,949,788)
XBJL	184,767,173	(20,531,092)
XBOC	125,253,819	(11,260,379)
XDJL	8,946,322	(812,182)
XDOC	5,116,203	(332,663)
XDSQ	57,484,796	(1,868,867)
XTAP	18,053,100	(3,304,156)
XTJA	18,138,314	(3,063,404)
XTJL	13,985,742	(2,072,800)
XTOC	15,163,657	(1,875,054)
BAPR	266,303,657	(7,095,805)
BAUG	177,023,190	(4,078,254)
BDEC	257,390,410	(9,182,369)
BFEB	164,996,724	(8,114,400)
BJAN	287,766,458	(12,685,485)
BJUL	239,777,229	(4,007,460)
BJUN	134,242,584	(2,851,181)
BMAR	184,226,325	(6,454,701)
BMAY	133,111,842	(5,060,133)
BNOV	164,097,566	(5,422,059)
BOCT	261,983,892	(7,683,252)
BSEP	187,201,795	(5,035,400)
PAPR	752,422,535	(26,138,337)
PAUG	824,680,919	(23,460,572)
PDEC	995,733,600	(29,546,865)
PFEB	741,398,979	(37,370,412)
PJAN	1,188,273,030	(54,003,449)
PJUL	921,514,632	(21,581,425)
PJUN	588,303,609	(18,872,695)
PMAR	570,492,042	(24,732,285)
PMAY	543,654,533	(30,335,440)
PNOV	803,218,709	(28,692,583)
POCT	870,669,614	(26,909,129)
PSEP	853,376,286	(25,973,044)
UAPR	142,851,191	(3,735,198)
UAUG	192,526,842	(4,499,576)
UDEC	227,597,576	(2,899,888)
UFEB	124,910,902	(3,392,839)
UJAN	210,398,880	(6,910,131)
UJUL	132,543,328	(2,397,417)
UJUN	69,397,385	(1,883,165)
UMAR	93,193,142	(2,760,403)
UMAY	51,464,539	(2,516,408)
UNOV	113,176,802	(3,012,045)
UOCT	198,511,625	(4,441,667)
USEP	155,744,407	(3,736,026)

505

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)

	Purchased Options	Options Written
	Average Monthly Market Value	Average Monthly Market Value
RBUF	$52,600,164	$(1,881,086)
KAPR	177,595,077	(5,696,317)
KAUG	106,499,223	(3,186,083)
KDEC	55,106,690	(2,990,793)
KFEB	19,401,253	(1,067,080)
KJAN	348,288,127	(16,827,325)
KJUL	156,048,966	(5,520,111)
KJUN	13,088,349	(300,342)
KMAR	7,793,328	(426,183)
KMAY	1,323,520	(89,472)
KNOV	20,916,053	(1,004,069)
KOCT	127,412,784	(5,677,513)
KSEP	15,802,739	(616,503)
QBF	1,921,269	(248,642)

Use of Estimates: In preparing financial statements in conformity with U.S. GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Guarantees and Indemnifications: In the normal course of business, the Trust may enter into a contract with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims against the Trust that have not yet occurred. Based on experience, the Trust expects the risk of loss to be remote.
Tax Information: The Funds are treated as separate entities for federal income tax purposes. The Funds intend to qualify as regulated investment companies (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Funds must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Funds will not be subject to federal income tax to the extent the Funds distribute all of their net investment income and capital gains to shareholders.
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Tax benefits associated with an uncertain tax position can be recognized only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as tax expense in the Statements of Operations. During the period ended April 30, 2025, the Funds did not incur any interest or penalties. The Funds’ federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of April 30, 2025, the Funds did not have a liability for any unrecognized tax benefits. As of April 30, 2025, the Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
U.S. GAAP requires that certain components of net assets be reclassified between distributable earnings/(accumulated deficit) and additional paid-in capital. These reclassifications have no effect on net assets or net

506

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
asset value per share. For the period ended October 31, 2024, the Funds made the following permanent book-to-tax reclassifications due to net operating losses and redemption in-kind transactions:

	Distributable Earnings/ (Accumulated Deficit)	Paid-In Capital
TFJL	$(6,454,068)	$6,454,068
TBJL	205,904	(205,904)
BALT	(68,804,992)	68,804,992
EBUF	(173,001)	173,001
EAPR	(4,734,938)	4,734,938
EJAN	(8,421,300)	8,421,300
EJUL	(1,359,812)	1,359,812
EOCT	(7,178,468)	7,178,468
ZAUG	(127,787)	127,787
ZJUL	(1,024,565)	1,024,565
ZNOV	—	—
ZOCT	—	—
ZSEP	(69,818)	69,818
AAPR	(1,132,435)	1,132,435
AJAN	(3,561,397)	3,561,397
TJUL	(18,016,840)	18,016,840
AJUL	(432,444)	432,444
AOCT	(35,856)	35,856
APOC	—	—
JAJL	(1,584,261)	1,584,261
XDQQ	(3,471,434)	3,471,434
QTAP	(4,121,796)	4,121,796
QTJA	(7,685,645)	7,685,645
QTJL	(2,351,790)	2,351,790
QTOC	(5,018,558)	5,018,558
NAPR	(46,048,559)	46,048,559
NAUG	(92,453)	92,453
NJAN	(8,467,682)	8,467,682
NJUL	(61,896,520)	61,896,520
NJUN	(984,898)	984,898
NNOV	—	—
NOCT	(43,916,651)	43,916,651
NSEP	(120,242)	120,242
IBUF	(165,469)	165,469
IAPR	(15,964,237)	15,964,237
IAUG	(56,327)	56,327
IDEC	(295,186)	295,186
IFEB	(323,087)	323,087
IJAN	(3,333,957)	3,333,957
IJUL	(14,105,832)	14,105,832
IJUN	(120,766)	120,766
IMAR	(330,912)	330,912
IMAY	(141,901)	141,901

507

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)

	Distributable Earnings/ (Accumulated Deficit)	Paid-In Capital
INOV	$(668,614)	$668,614
IOCT	(23,529,865)	23,529,865
ISEP	(8,883,409)	8,883,409
QBUF	(478,507)	478,507
APRD	(30,383)	30,383
JAND	(6,913)	6,913
JULD	(79,830)	79,830
OCTD	—	—
LAPR	—	—
LJAN	(132,870)	132,870
LJUL	—	—
LOCT	(265,051)	265,051
APRH	—	—
JANH	(10,906)	10,906
JULH	(36,262)	36,262
OCTH	—	—
APRJ	—	—
JANJ	(34,648)	34,648
JULJ	(45,183)	45,183
OCTJ	—	—
APRQ	—	—
JANQ	(41,905)	41,905
JULQ	—	—
OCTQ	—	—
HAPR	—	—
HJAN	—	—
HJUL	(6,304)	6,304
HOCT	(258,575)	258,575
ZALT	(21,376,714)	21,376,714
EALT	(14,845,503)	14,845,503
XBAP	(10,701,426)	10,701,426
XBJA	(14,102,824)	14,102,824
XBJL	(9,483,025)	9,483,025
XBOC	(20,250,768)	20,250,768
XDAP	(1,383,083)	1,383,083
XDJA	(118,316)	118,316
XDJL	(544,182)	544,182
XDOC	(313,664)	313,664
XDSQ	(11,198,957)	11,198,957
XTAP	(1,323,120)	1,323,120
XTJA	(5,125,969)	5,125,969
XTJL	(1,038,620)	1,038,620
XTOC	(4,102,545)	4,102,545
BAPR	(48,425,555)	48,425,555
BAUG	(39,314,321)	39,314,321

508

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)

	Distributable Earnings/ (Accumulated Deficit)	Paid-In Capital
BDEC	$(9,163,426)	$9,163,426
BFEB	(23,074,352)	23,074,352
BJAN	(4,203,746)	4,203,746
BJUL	(63,942,710)	63,942,710
BJUN	(8,850,914)	8,850,914
BMAR	(16,280,869)	16,280,869
BMAY	(15,246,015)	15,246,015
BNOV	(38,820,040)	38,820,040
BOCT	(43,329,378)	43,329,378
BSEP	(32,186,461)	32,186,461
PAPR	(163,309,047)	163,309,047
PAUG	(125,202,214)	125,202,214
PDEC	(90,285,902)	90,285,902
PFEB	(66,528,782)	66,528,782
PJAN	(58,493,581)	58,493,581
PJUL	(155,542,697)	155,542,697
PJUN	(50,720,684)	50,720,684
PMAR	(63,340,723)	63,340,723
PMAY	(34,682,942)	34,682,942
PNOV	(257,249,752)	257,249,752
POCT	(202,824,440)	202,824,440
PSEP	(131,510,459)	131,510,459
UAPR	(25,893,914)	25,893,914
UAUG	(62,898,725)	62,898,725
UDEC	(10,409,667)	10,409,667
UFEB	(7,044,842)	7,044,842
UJAN	(5,555,834)	5,555,834
UJUL	(16,194,449)	16,194,449
UJUN	(6,009,814)	6,009,814
UMAR	(6,517,318)	6,517,318
UMAY	(3,197,169)	3,197,169
UNOV	(15,691,687)	15,691,687
UOCT	(21,486,653)	21,486,653
USEP	(12,379,948)	12,379,948
RBUF	(428,146)	428,146
KAPR	(16,521,242)	16,521,242
KAUG	940,364	(940,364)
KJAN	(9,124,212)	9,124,212
KJUL	(6,231,553)	6,231,553
KJUN	(150,855)	150,855
KNOV	—	—
KOCT	(21,904,748)	21,904,748
KSEP	—	—

509

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The Funds intend to pay out dividends from their net investment income, if any, annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually by the Funds. The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. Distributions that exceed earnings and profits for tax purposes are reported as return of capital.
Investment Transactions and Investment Income: Investment transactions are recorded on the trade date. The Trust determines the gain or loss realized from investment transactions on the basis of identified cost. Dividend income, if any, is recognized on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums is recognized on an accrual basis using the effective yield method.
3. INVESTMENT ADVISOR AND OTHER AFFILIATES
Innovator Capital Management, LLC (the “Adviser”) acts as investment adviser to the Funds pursuant to an investment advisory agreement between the Trust and the Adviser with respect to the Funds (“Advisory Agreement”) and, pursuant to the Advisory Agreement, is responsible for the day-to-day management of the Funds.
Pursuant to the Advisory Agreement, IJAN, IFEB, IMAR, IAPR, IMAY, IJUN, IJUL, IAUG, ISEP, IOCT, INOV, IDEC, and IBUF each pay monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.85%. EJAN, EAPR, EJUL, EOCT, and EBUF each pay monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.89%. BALT, EALT, and ZALT each pay monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.69%. All other Innovator ETFs included in this report each, respectively, pay monthly the Adviser a unitary fee calculated daily based on the average daily net assets of each Fund at the annual rate of 0.79%. During the term of the Advisory Agreement, the Adviser pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit, and other services and license fees, except for the fees paid under the Advisory Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
Milliman Financial Risk Management LLC (the “Sub-Adviser”) acts as sub-adviser to the Funds pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (“Sub-Advisory Agreement”) and, pursuant to the Sub-Advisory Agreement, is responsible for execution of the Sub-Adviser’s strategy for each of the Funds. The Sub-Adviser is responsible for the day-to-day management of the Funds’ portfolios. Pursuant to the Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a fee, based on the Funds’ average daily net assets, for the services and facilities it provides payable on a monthly basis.
Certain trustees and officers of the Trust are affiliated with the Adviser. Trustee compensation is paid for by the Adviser.
4. INVESTMENT TRANSACTIONS
For the period ended April 30, 2025, the cost of purchases and proceeds from sales of investment securities, other than in-kind purchases and sales and short-term investments were as follows:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
AAPR	$—	$2,951,400	$—	$1,157,348
TAPR	—	5,664,157	—	245,891
AJAN	—	2,008,349	—	4,107,924
TJAN	—	50,589,302	—	2,440,808
TJUL	—	1,453,479	—	94,470
AJUL	—	11,655,670	—	1,361,655
AOCT	—	30,268,254	—	2,062,518

All other Funds had no purchases or proceeds from long-term sales of investment securities.

510

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
For the period ended April 30, 2025, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Creations	In-Kind Redemptions
TFJL	$—	$66,874,797
TBJL	—	1,002,240
BALT	164,781,401	1,823,348,801
EBUF	—	15,845,611
EAPR	—	24,410,826
EJAN	—	69,058,160
EJUL	639,861	16,803,360
EOCT	—	19,868,073
ZAPR	5,787,257	—
ZAUG	6,231,500	9,349,656
ZDEK	25,837,586	7,823,870
ZFEB	39,273,375	—
ZJAN	19,292,800	—
ZJUL	—	16,919,902
ZMAR	14,051,340	—
ZMAY	—	—
ZNOV	9,644,763	37,553,881
ZOCT	6,377,455	5,550,808
ZSEP	—	27,335,303
AAPR	—	15,598,723
TAPR	—	—
AJAN	—	12,994,109
TJAN	7,107,571	652,723
TJUL	3,366,104	67,360,297
AJUL	—	14,256,411
AOCT	724,823	—
APOC	21,684,777	104,127,294
JAJL	24,164,448	313,190,008
XDQQ	2,423,150	49,645,696
QTAP	2,430,240	17,482,593
QTJA	—	49,807,408
QTJL	—	5,359,440
QTOC	729,078	—
NAPR	2,605,950	203,468,349
NAUG	1,285,651	2,830,646
NDEC	8,982,557	5,960,967
NFEB	27,746,320	—
NJAN	39,324,066	511,350,345
NJUL	—	72,289,620
NJUN	1,983,366	5,274,770
NMAR	7,222,274	—
NMAY	—	—
NNOV	9,143,241	8,669,938
NOCT	1,808,415	26,994,835

511

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)

	In-Kind Creations	In-Kind Redemptions
NSEP	$—	$12,056,516
IBUF	2,182,056	16,142,018
IAPR	—	165,766,638
IAUG	—	2,560,660
IDEC	—	11,330,069
IFEB	—	12,151,795
IJAN	4,705,668	200,478,058
IJUL	2,868,648	25,158,105
IJUN	—	3,192,560
IMAR	15,639,748	43,401,418
IMAY	—	13,826,530
INOV	—	4,459,976
IOCT	—	94,910,444
ISEP	—	76,838,420
QBUF	23,335,248	224,446,725
JULD	—	—
OCTD	549,221	472,530
LAPR	45,518	—
LJAN	72,413	18,502
LJUL	—	—
LOCT	14,225	—
APRH	—	44,186
JANH	—	640,829
JULH	—	312,440
OCTH	536,274	—
APRJ	1,398,613	123,180
JANJ	684,342	1,120,544
JULJ	—	624,834
OCTJ	—	1,110,954
JULQ	—	49,927
OCTQ	2,067,503	609,841
HJUL	—	—
HOCT	—	85,452
ZALT	97,940,434	335,145,188
EALT	12,163,814	121,226,876
XBAP	121,107,342	318,586,190
XBJA	210,410,832	183,081,275
XBJL	43,218,953	83,326,544
XBOC	38,569,272	38,699,160
XDJL	—	7,687,232
XDOC	—	2,070,564
XDSQ	1,751,100	82,698,237
XTAP	5,333,325	15,449,816
XTJA	1,499,905	17,049,878
XTJL	2,037,620	3,367,616
XTOC	1,417,584	4,624,194
BAPR	7,611,732	265,797,822

512

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)

	In-Kind Creations	In-Kind Redemptions
BAUG	$83,486,808	$120,757,518
BDEC	47,885,119	515,413,412
BFEB	39,185,204	169,399,511
BJAN	16,389,940	550,615,024
BJUL	25,522,092	38,141,915
BJUN	2,006,280	30,774,681
BMAR	2,390,770	195,277,428
BMAY	—	131,683,997
BNOV	22,253,024	16,732,992
BOCT	78,663,672	98,403,354
BSEP	2,115,108	54,756,836
PAPR	29,768,310	1,475,871,292
PAUG	33,083,264	141,786,592
PDEC	155,252,105	1,757,840,459
PFEB	206,272,822	1,390,774,125
PJAN	119,531,867	2,266,046,905
PJUL	16,412,752	145,319,910
PJUN	17,475,152	154,984,096
PMAR	17,975,868	1,130,685,572
PMAY	—	1,057,172,458
PNOV	33,287,088	154,474,800
POCT	21,998,046	111,883,760
PSEP	—	249,063,824
UAPR	10,604,087	153,930,589
UAUG	8,546,850	109,059,707
UDEC	107,576,744	102,895,400
UFEB	86,171,163	70,461,757
UJAN	38,684,077	361,223,600
UJUL	12,122,320	36,782,690
UJUN	—	29,041,320
UMAR	4,421,860	95,452,208
UMAY	—	52,038,633
UNOV	23,672,712	3,484,278
UOCT	14,451,306	4,647,269
USEP	18,365,666	60,820,935
RBUF	12,104,541	261,617,715
KAPR	40,648,086	196,620,162
KAUG	9,124,809	43,821,058
KDEC	15,678,382	22,455,520
KFEB	13,918,396	663,837
KJAN	11,310,474	449,329,844
KJUL	24,673,874	54,188,887
KJUN	3,924,161	1,439,702
KMAR	1,379,543	—
KMAY	—	—
KNOV	5,991,048	7,014,047
KOCT	—	48,157,328
KSEP	—	7,761,775
QBF	—	—

513

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
5. CREATION AND REDEMPTION TRANSACTIONS
There are an unlimited number of shares of beneficial interest (without par value) authorized by the Trust. Individual shares of the Funds may only be purchased and sold at market prices on the applicable Exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for the Funds’ shares may be at, above or below its NAV depending on the premium or discount at which the Funds’ shares trade.
The Funds issue and redeem shares on a continuous basis at NAV only in blocks of shares called “Creation Units.” Creation Units are issued and redeemed principally for cash. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. A transaction fee is applicable to each transaction regardless of the number of units purchased or sold in the transaction. Each Fund, subject to approval by the Board of Trustees, may adjust transaction fees from time to time based upon actual experience. Additional charges received by the Funds, if any, are disclosed as Transaction Fees on the Statements of Changes in Net Assets. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
6. FEDERAL INCOME TAX INFORMATION
At October 31, 2024, the cost of investments including options written and net unrealized appreciation/ (depreciation) for federal income tax purposes were as follows:

	Cost of Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
TFJL	$78,662,697	$2,025,345	$(4,065,635)	$(2,040,290)
TBJL	15,022,866	195,278	(119,749)	75,529
BALT	898,244,132	9,790,091	(8,108,876)	1,681,215
EBUF	10,405,490	404,803	(593,497)	(188,694)
EAPR	62,669,883	5,709,488	(1,956,476)	3,753,012
EJAN	118,372,198	15,307,073	(5,658,028)	9,649,045
EJUL	84,540,180	3,408,195	(1,161,675)	2,246,520
EOCT	54,340,304	967,268	(2,137,634)	(1,170,366)
ZAUG	79,063,928	4,946,939	(3,095,735)	1,851,204
ZJUL	112,932,630	4,065,761	(1,712,509)	2,353,252
ZNOV	1,239,574	—	(160)	(160)
ZOCT	69,280,011	501,042	(572,893)	(71,851)
ZSEP	108,584,291	3,065,037	(2,064,799)	1,000,238
AAPR	68,022,641	6,453,105	(3,021,005)	3,432,100
AJAN	58,104,014	9,443,017	(7,995,061)	1,447,956
TJUL	204,836,172	41,836,838	(33,943,824)	7,893,014
AJUL	66,639,105	3,393,948	(946,159)	2,447,789
AOCT	54,950,343	336,166	(579,155)	(242,989)

514

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)

	Cost of Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
APOC	$75,295,442	$555,001	$(447,170)	$107,831
JAJL	150,611,298	5,735,856	(3,081,092)	2,654,764
XDQQ	34,338,619	580,184	(687,085)	(106,901)
QTAP	13,131,845	1,876,305	(707,217)	1,169,088
QTJA	25,543,770	8,071,446	(4,918,198)	3,153,248
QTJL	16,686,683	712,134	(454,771)	257,363
QTOC	8,361,322	135,941	(163,207)	(27,266)
NAPR	181,157,189	19,570,324	(6,575,906)	12,994,418
NAUG	16,140,357	1,174,412	(578,977)	595,435
NJAN	180,778,224	36,626,905	(16,557,882)	20,069,023
NJUL	261,638,168	6,110,124	(1,844,597)	4,265,527
NJUN	26,535,346	1,063,022	(643,383)	419,639
NNOV	1,245,165	—	(233)	(233)
NOCT	161,004,712	1,129,436	(1,515,757)	(386,321)
NSEP	35,249,706	1,533,803	(826,192)	707,611
IBUF	5,782,853	192,125	(269,111)	(76,986)
IAPR	198,902,879	3,847,573	(1,104,518)	2,743,055
IAUG	14,699,499	244,193	(294,866)	(50,673)
IDEC	10,064,748	1,180,707	(388,118)	792,589
IFEB	11,488,691	689,159	(356,346)	332,813
IJAN	172,019,746	14,598,365	(6,199,499)	8,398,866
IJUL	159,206,167	1,665,597	(1,755,300)	(89,703)
IJUN	23,922,535	383,007	(583,504)	(200,497)
IMAR	12,760,792	410,600	(247,617)	162,983
IMAY	8,891,149	180,559	(110,778)	69,781
INOV	4,383,185	—	(1,184)	(1,184)
IOCT	126,466,459	1,687,916	(6,668,795)	(4,980,879)
ISEP	69,110,651	1,507,254	(3,057,220)	(1,549,966)
QBUF	80,463,496	1,183,026	(1,265,091)	(82,065)
APRD	9,266,136	11,643	(2,517)	9,126
JAND	4,347,607	323	(69)	254
JULD	4,981,748	8,901	(988)	7,913
OCTD	4,773,286	—	(13,709)	(13,709)
LAPR	3,708,624	39,407	—	39,407
LJAN	8,470,117	123,198	(30)	123,168
LJUL	2,364,115	18,519	(234)	18,285
LOCT	18,397,538	6	(70,393)	(70,387)
APRH	27,755,256	42,164	(118)	42,046
JANH	9,292,624	1,299	(69)	1,230
JULH	20,486,863	89,741	—	89,741
OCTH	19,677,414	4	(51,553)	(51,549)
APRJ	38,221,660	59,098	—	59,098
JANJ	22,252,960	2,593	(113)	2,480
JULJ	23,593,008	105,148	(70)	105,078
OCTJ	21,483,425	314	(57,698)	(57,384)
APRQ	19,087,556	31,193	(2,434)	28,759

515

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)

	Cost of Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JANQ	$4,938,969	$608	$(69)	$539
JULQ	8,073,345	31,422	—	31,422
OCTQ	12,525,443	39	(33,799)	(33,760)
HAPR	1,848,548	25,262	—	25,262
HJAN	9,616,727	203,957	(189)	203,768
HJUL	1,180,751	9,350	—	9,350
HOCT	15,422,822	2,252	(59,180)	(56,928)
ZALT	256,018,637	2,393,900	(2,119,447)	274,453
EALT	102,885,876	507,989	(1,125,534)	(617,545)
XBAP	81,277,177	11,888,018	(6,638,907)	5,249,111
XBJA	78,448,757	27,679,798	(19,690,250)	7,989,548
XBJL	145,973,812	7,317,414	(3,235,091)	4,082,323
XBOC	66,620,920	690,733	(914,022)	(223,289)
XDAP	7,045,703	958,869	(282,772)	676,097
XDJA	8,836,833	2,338,431	(1,378,923)	959,508
XDJL	10,459,215	753,170	(246,663)	506,507
XDOC	5,167,954	35,943	(59,589)	(23,646)
XDSQ	51,687,901	672,134	(906,076)	(233,942)
XTAP	10,237,014	1,554,930	(892,329)	662,601
XTJA	17,230,957	4,516,870	(4,694,887)	(178,017)
XTJL	11,056,075	956,996	(558,944)	398,052
XTOC	14,326,898	188,007	(264,176)	(76,169)
BAPR	241,137,976	25,806,704	(6,501,956)	19,304,748
BAUG	175,470,606	6,372,272	(1,438,686)	4,933,586
BDEC	107,722,049	29,518,633	(11,990,631)	17,528,002
BFEB	120,046,305	19,695,518	(8,860,144)	10,835,374
BJAN	221,213,698	50,339,166	(18,974,640)	31,364,526
BJUL	248,717,015	12,931,558	(2,508,931)	10,422,627
BJUN	142,100,713	11,622,662	(3,183,714)	8,438,948
BMAR	158,102,788	21,343,470	(5,871,898)	15,471,572
BMAY	118,623,835	17,927,044	(5,953,375)	11,973,669
BNOV	99,337,134	—	(18,818)	(18,818)
BOCT	233,550,014	923,280	(2,000,122)	(1,076,842)
BSEP	199,432,244	3,260,552	(985,727)	2,274,825
PAPR	734,009,752	75,578,187	(25,090,353)	50,487,834
PAUG	826,613,198	33,475,785	(10,130,850)	23,344,935
PDEC	652,709,631	176,886,170	(93,422,585)	83,463,585
PFEB	592,696,677	106,857,563	(56,407,505)	50,450,058
PJAN	880,440,213	199,503,519	(95,248,027)	104,255,492
PJUL	935,206,607	44,952,160	(11,296,719)	33,655,441
PJUN	582,903,073	48,090,179	(18,210,091)	29,880,088
PMAR	512,949,772	68,631,606	(25,647,452)	42,984,154
PMAY	521,735,801	73,779,036	(34,223,353)	39,555,683
PNOV	668,187,041	—	(125,857)	(125,857)
POCT	848,948,925	4,711,739	(8,389,110)	(3,677,371)
PSEP	878,919,847	16,747,093	(6,609,617)	10,137,476

516

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)

	Cost of Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
UAPR	$136,866,211	$13,373,323	$(3,695,518)	$9,677,805
UAUG	224,721,384	10,761,883	(3,309,220)	7,452,663
UDEC	63,671,400	15,741,639	(8,269,383)	7,472,256
UFEB	52,644,388	7,967,873	(4,420,177)	3,547,696
UJAN	144,388,400	29,686,667	(14,012,414)	15,674,253
UJUL	139,151,147	5,934,667	(1,024,970)	4,909,697
UJUN	86,111,851	6,537,151	(1,760,459)	4,776,692
UMAR	75,734,229	8,990,499	(2,988,591)	6,001,908
UMAY	49,054,236	6,130,138	(2,578,897)	3,551,241
UNOV	39,005,257	—	(7,375)	(7,375)
UOCT	162,336,004	945,198	(1,624,765)	(679,567)
USEP	161,130,476	2,619,386	(938,864)	1,680,522
RBUF	116,010,559	1,164,578	(1,692,930)	(528,352)
KAPR	175,486,563	8,796,442	(4,738,775)	4,057,667
KAUG	69,065,904	242,541	(723,225)	(480,684)
KJAN	373,526,468	47,246,428	(20,411,427)	26,835,001
KJUL	147,767,634	11,507,238	(4,798,186)	6,709,052
KJUN	10,060,042	876,881	(393,072)	483,809
KNOV	1,250,268	—	(368)	(368)
KOCT	148,938,987	1,216,487	(2,306,560)	(1,090,073)
KSEP	18,789,316	432,449	(286,290)	146,159

At October 31, 2024, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

	Accumulated Capital and Other Losses	Undistributed Capital Gains	Unrealized Appreciation/ (Depreciation) on Investments	Total Distributable Earnings/ (Accumulated Deficit)
TFJL	$(5,340,702)	$ —	$(2,040,290)	$(7,380,992)
TBJL	(5,056,923)	—	75,529	(4,981,394)
BALT	(17,773,176)	—	1,681,215	(16,091,961)
EBUF	(45,036)	—	(188,694)	(233,730)
EAPR	(9,864,445)	—	3,753,012	(6,111,433)
EJAN	(11,819,455)	—	9,649,045	(2,170,410)
EJUL	(9,397,144)	—	2,246,520	(7,150,624)
EOCT	(292,084)	—	(1,170,366)	(1,462,450)
ZAUG	(180,973)	—	1,851,204	1,670,231
ZJUL	(294,345)	—	2,353,252	2,058,907
ZNOV	—	—	(160)	(160)
ZOCT	(32,439)	—	(71,851)	(104,290)
ZSEP	(120,017)	—	1,000,238	880,221
AAPR	(415,805)	—	3,432,100	3,016,295
AJAN	(529,582)	—	1,447,956	918,374
TJUL	(2,787,117)	—	7,893,014	5,105,897
AJUL	(853,937)	—	2,447,789	1,593,852
AOCT	(25,235)	—	(242,989)	(268,224)

517

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)

	Accumulated Capital and Other Losses	Undistributed Capital Gains	Unrealized Appreciation/ (Depreciation) on Investments	Total Distributable Earnings/ (Accumulated Deficit)
APOC	$(35,656)	$—	$107,831	$72,175
JAJL	(474,551)	—	2,654,764	2,180,213
XDQQ	—	—	(106,901)	(106,901)
QTAP	(7,118,787)	—	1,169,088	(5,949,699)
QTJA	(9,772,876)	—	3,153,248	(6,619,628)
QTJL	(6,279,281)	—	257,363	(6,021,918)
QTOC	(5,351,631)	—	(27,266)	(5,378,897)
NAPR	(31,231,546)	—	12,994,418	(18,237,128)
NAUG	(31,643)	—	595,435	563,792
NJAN	(34,256,444)	—	20,069,023	(14,187,421)
NJUL	(40,065,139)	—	4,265,527	(35,799,612)
NJUN	(114,746)	—	419,639	304,893
NNOV	—	—	(233)	(233)
NOCT	(20,555,451)	—	(386,321)	(20,941,772)
NSEP	(98,932)	—	707,611	608,679
IBUF	(71,518)	—	(76,986)	(148,504)
IAPR	(5,689,971)	—	2,743,055	(2,946,916)
IAUG	(28,321)	—	(50,673)	(78,994)
IDEC	(29,449)	—	792,589	763,140
IFEB	(78,779)	—	332,813	254,034
IJAN	(2,902,963)	—	8,398,866	5,495,903
IJUL	(1,647,007)	—	(89,703)	(1,736,710)
IJUN	(75,063)	—	(200,497)	(275,560)
IMAR	(81,435)	—	162,983	81,548
IMAY	(41,504)	—	69,781	28,277
INOV	(205,616)	—	(1,184)	(206,800)
IOCT	(15,038,578)	—	(4,980,879)	(20,019,457)
ISEP	(2,107,706)	—	(1,549,966)	(3,657,672)
QBUF	(305,810)	—	(82,065)	(387,875)
APRD	—	—	9,126	9,126
JAND	—	2,818	254	3,072
JULD	—	—	7,913	7,913
OCTD	—	—	(13,709)	(13,709)
LAPR	—	—	39,407	39,407
LJAN	(23,312)	—	123,168	99,856
LJUL	—	—	18,285	18,285
LOCT	(4,415)	—	(70,387)	(74,802)
APRH	—	—	42,046	42,046
JANH	—	19,601	1,230	20,831
JULH	—	97,108	89,741	186,849
OCTH	—	—	(51,549)	(51,549)
APRJ	—	—	59,098	59,098
JANJ	—	1,740	2,480	4,220
JULJ	—	36,138	105,078	141,216
OCTJ	—	—	(57,384)	(57,384)

518

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)

	Accumulated Capital and Other Losses	Undistributed Capital Gains	Unrealized Appreciation/ (Depreciation) on Investments	Total Distributable Earnings/ (Accumulated Deficit)
APRQ	$—	$—	$28,759	$28,759
JANQ	—	—	539	539
JULQ	—	—	31,422	31,422
OCTQ	—	—	(33,760)	(33,760)
HAPR	—	—	25,262	25,262
HJAN	(85)	—	203,768	203,683
HJUL	—	—	9,350	9,350
HOCT	—	—	(56,928)	(56,928)
ZALT	(7,852,211)	—	274,453	(7,577,758)
EALT	(2,066,254)	—	(617,545)	(2,683,799)
XBAP	(5,200,202)	—	5,249,111	48,909
XBJA	(8,669,162)	—	7,989,548	(679,614)
XBJL	(2,205,295)	—	4,082,323	1,877,028
XBOC	(13,517,465)	—	(223,289)	(13,740,754)
XDAP	(1,084,084)	—	676,097	(407,987)
XDJA	(213,677)	—	959,508	745,831
XDJL	(219,286)	—	506,507	287,221
XDOC	(6,052,612)	—	(23,646)	(6,076,258)
XDSQ	—	—	(233,942)	(233,942)
XTAP	(1,293,232)	—	662,601	(630,631)
XTJA	(1,932,467)	—	(178,017)	(2,110,484)
XTJL	(2,192,106)	—	398,052	(1,794,054)
XTOC	(2,285,788)	—	(76,169)	(2,361,957)
BAPR	(26,905,365)	—	19,304,748	(7,600,617)
BAUG	(17,332,195)	—	4,933,586	(12,398,609)
BDEC	(4,373,840)	—	17,528,002	13,154,162
BFEB	(3,144,489)	—	10,835,374	7,690,885
BJAN	(21,749,763)	—	31,364,526	9,614,763
BJUL	(12,430,643)	—	10,422,627	(2,008,016)
BJUN	(3,067,407)	—	8,438,948	5,371,541
BMAR	(3,107,053)	—	15,471,572	12,364,519
BMAY	(6,792,920)	—	11,973,669	5,180,749
BNOV	(29,562,282)	—	(18,818)	(29,581,100)
BOCT	(35,522,024)	—	(1,076,842)	(36,598,866)
BSEP	(9,936,240)	—	2,274,825	(7,661,415)
PAPR	(112,620,175)	—	50,487,834	(62,132,341)
PAUG	(49,318,385)	—	23,344,935	(25,973,450)
PDEC	(35,002,660)	—	83,463,585	48,460,925
PFEB	(21,879,797)	—	50,450,058	28,570,261
PJAN	(65,436,490)	—	104,255,492	38,819,002
PJUL	(61,234,530)	—	33,655,441	(27,579,089)
PJUN	(3,456,090)	—	29,880,088	26,423,998
PMAR	(27,714,820)	—	42,984,154	15,269,334
PMAY	(12,241,326)	—	39,555,683	27,314,357
PNOV	(218,709,629)	—	(125,857)	(218,835,486)

519

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)

	Accumulated Capital and Other Losses	Undistributed Capital Gains	Unrealized Appreciation/ (Depreciation) on Investments	Total Distributable Earnings/ (Accumulated Deficit)
POCT	$(127,230,053)	$—	$(3,677,371)	$(130,907,424)
PSEP	(72,868,819)	—	10,137,476	(62,731,343)
UAPR	(19,081,372)	—	9,677,805	(9,403,567)
UAUG	(21,539,683)	—	7,452,663	(14,087,020)
UDEC	(6,639,051)	—	7,472,256	833,205
UFEB	(4,174,150)	—	3,547,696	(626,454)
UJAN	(33,072,574)	—	15,674,253	(17,398,321)
UJUL	(4,186,301)	—	4,909,697	723,396
UJUN	(2,767,789)	—	4,776,692	2,008,903
UMAR	(4,408,403)	—	6,001,908	1,593,505
UMAY	(2,646,786)	—	3,551,241	904,455
UNOV	(12,616,801)	—	(7,375)	(12,624,176)
UOCT	(15,321,834)	—	(679,567)	(16,001,401)
USEP	(11,090,706)	—	1,680,522	(9,410,184)
RBUF	(236,799)	—	(528,352)	(765,151)
KAPR	(3,032,549)	—	4,057,667	1,025,118
KAUG	(87,755)	—	(480,684)	(568,439)
KJAN	(11,022,236)	—	26,835,001	15,812,765
KJUL	(8,241,770)	—	6,709,052	(1,532,718)
KJUN	(33,175)	—	483,809	450,634
KNOV	—	—	(368)	(368)
KOCT	(11,183,968)	—	(1,090,073)	(12,274,041)
KSEP	(19,259)	—	146,159	126,900

Certain qualified late year ordinary losses incurred after December 31, and within the current taxable year, are deemed to arise on the first business day of the next taxable year. At October 31, 2024, the Funds deferred the following qualified late year ordinary losses:

Late Year Ordinary Losses
TFJL	$375,299
TBJL	351,443
BALT	3,825,076
EBUF	12,882
EAPR	544,248
EJAN	1,131,919
EJUL	681,281
EOCT	292,084
ZAUG	136,119
ZJUL	284,633
ZNOV	—
ZOCT	32,439
ZSEP	117,538
AAPR	287,824
AJAN	424,640

520

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)

Late Year Ordinary Losses
TJUL	$1,461,602
AJUL	148,213
AOCT	25,235
APOC	35,656
JAJL	392,768
XDQQ	—
QTAP	76,418
QTJA	177,436
QTJL	87,650
QTOC	70,266
NAPR	1,136,496
NAUG	29,038
NJAN	1,476,808
NJUL	1,462,047
NJUN	91,356
NNOV	—
NOCT	948,565
NSEP	38,069
IBUF	10,697
IAPR	1,579,090
IAUG	28,321
IDEC	29,449
IFEB	77,758
IJAN	1,394,551
IJUL	1,146,849
IJUN	73,312
IMAR	81,435
IMAY	39,958
INOV	24,068
IOCT	793,325
ISEP	338,953
QBUF	53,237
APRD	—
JAND	—
JULD	—
OCTD	—
LAPR	—
LJAN	—
LJUL	—
LOCT	—
APRH	—
JANH	—
JULH	—
OCTH	—
APRJ	—
JANJ	—

521

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)

Late Year Ordinary Losses
JULJ	$—
OCTJ	—
APRQ	—
JANQ	—
JULQ	—
OCTQ	—
HAPR	—
HJAN	—
HJUL	—
HOCT	—
ZALT	762,514
EALT	378,241
XBAP	533,956
XBJA	601,894
XBJL	671,762
XBOC	455,694
XDAP	42,322
XDJA	55,157
XDJL	58,444
XDOC	40,425
XDSQ	—
XTAP	60,211
XTJA	121,132
XTJL	70,324
XTOC	109,898
BAPR	1,525,023
BAUG	1,157,102
BDEC	908,289
BFEB	1,175,728
BJAN	1,651,509
BJUL	1,633,617
BJUN	777,366
BMAR	1,061,992
BMAY	830,177
BNOV	692,464
BOCT	1,159,902
BSEP	1,038,738
PAPR	5,144,993
PAUG	5,187,143
PDEC	5,208,204
PFEB	4,448,259
PJAN	7,129,471
PJUL	5,766,356
PJUN	3,456,090
PMAR	3,738,367
PMAY	3,367,002

522

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)

Late Year Ordinary Losses
PNOV	$4,746,306
POCT	4,313,820
PSEP	4,822,200
UAPR	951,560
UAUG	1,567,336
UDEC	527,510
UFEB	484,543
UJAN	1,146,899
UJUL	684,074
UJUN	477,121
UMAR	725,443
UMAY	385,338
UNOV	306,525
UOCT	639,918
USEP	535,200
RBUF	19,942
KAPR	1,068,319
KAUG	79,252
KJAN	2,585,965
KJUL	961,362
KJUN	33,175
KNOV	—
KOCT	576,211
KSEP	19,259

At October 31, 2024, for federal income tax purposes, the Funds had capital loss carryforwards available to offset future capital gains for an unlimited period as indicated below:

	Indefinite Short-Term	Indefinite Long-Term
TFJL	$4,965,403	$—
TBJL	4,705,480	—
BALT	13,948,100	—
EBUF	32,154	—
EAPR	9,320,197	—
EJAN	10,687,536	—
EJUL	7,638,326	1,077,537
EOCT	—	—
ZAUG	44,854	—
ZJUL	9,712	—
ZNOV	—	—
ZOCT	—	—
ZSEP	2,479	—
AAPR	127,981	—
AJAN	104,941	—
TJUL	1,325,515	—
AJUL	705,724	—

523

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)

	Indefinite Short-Term	Indefinite Long-Term
AOCT	$—	$—
APOC	—	—
JAJL	81,783	—
XDQQ	—	—
QTAP	7,042,369	—
QTJA	9,595,440	—
QTJL	6,191,631	—
QTOC	5,281,365	—
NAPR	30,095,050	—
NAUG	2,605	—
NJAN	32,779,636	—
NJUL	38,603,092	—
NJUN	23,390	—
NNOV	—	—
NOCT	19,606,886	—
NSEP	60,863	—
IBUF	60,821	—
IAPR	4,110,882	—
IAUG	—	—
IDEC	—	—
IFEB	1,021	—
IJAN	1,508,412	—
IJUL	500,158	—
IJUN	1,750	—
IMAR	—	—
IMAY	1,546	—
INOV	181,548	—
IOCT	14,245,253	—
ISEP	1,768,753	—
QBUF	252,573	—
APRD	—	—
JAND	—	—
JULD	—	—
OCTD	—	—
LAPR	—	—
LJAN	23,312	—
LJUL	—	—
LOCT	4,415	—
APRH	—	—
JANH	—	—
JULH	—	—
OCTH	—	—
APRJ	—	—
JANJ	—	—
JULJ	—	—
OCTJ	—	—
APRQ	—	—

524

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)

	Indefinite Short-Term	Indefinite Long-Term
JANQ	$—	$—
JULQ	—	—
OCTQ	—	—
HAPR	2	—
HJAN	85	—
HJUL	—	—
HOCT	—	—
ZALT	7,089,697	—
EALT	1,688,013	—
XBAP	4,666,246	—
XBJA	8,067,267	—
XBJL	1,533,533	—
XBOC	13,061,769	—
XDAP	1,041,762	—
XDJA	158,519	—
XDJL	160,844	—
XDOC	6,012,187	—
XDSQ	—	—
XTAP	1,233,021	—
XTJA	1,811,335	—
XTJL	2,121,782	—
XTOC	2,175,889	—
BAPR	25,380,342	—
BAUG	16,175,092	—
BDEC	3,465,551	—
BFEB	1,968,762	—
BJAN	20,098,252	—
BJUL	10,797,026	—
BJUN	2,290,041	—
BMAR	2,045,061	—
BMAY	5,962,742	—
BNOV	28,869,818	—
BOCT	34,362,122	—
BSEP	8,897,501	—
PAPR	107,475,182	—
PAUG	44,131,242	—
PDEC	29,794,456	—
PFEB	17,431,536	—
PJAN	58,307,018	—
PJUL	55,468,175	—
PJUN	—	—
PMAR	23,976,453	—
PMAY	8,874,324	—
PNOV	213,963,324	—
POCT	122,916,233	—
PSEP	68,046,619	—
UAPR	18,129,812	—

525

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)

	Indefinite Short-Term	Indefinite Long-Term
UAUG	$19,972,347	$—
UDEC	6,111,541	—
UFEB	3,689,607	—
UJAN	31,925,675	—
UJUL	3,502,227	—
UJUN	2,290,668	—
UMAR	3,682,960	—
UMAY	2,261,448	—
UNOV	12,310,275	—
UOCT	14,681,916	—
USEP	10,555,506	—
RBUF	216,857	—
KAPR	1,964,230	—
KAUG	8,503	—
KJAN	8,436,271	—
KJUL	7,280,408	—
KJUN	—	—
KNOV	—	—
KOCT	10,607,757	—
KSEP	—	—

To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders. During the current tax year ended October 31, 2024, the following capital loss carryforwards available were utilized:

Capital Loss Carryforwards Utilized
EJAN	$5,598,483
EJUL	5,090,460
EOCT	905,959
XDQQ	5,981,825
QTJL	648,043
NJAN	13,130,892
IAPR	6,863,231
IJAN	10,072,756
IJUL	1,253,027
JULD	71,165
OCTD	14,390
JULH	175,677
OCTH	25,685
JULJ	17,925
OCTJ	21,276
OCTQ	1,943
XBJL	454,179
XDJA	595,927
XDJL	752,002
XDOC	413,422

526

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)

Capital Loss Carryforwards Utilized
XDSQ	$2,965,644
XTAP	270,614
XTJL	997,640
BDEC	6,347,619
BFEB	3,939,337
BJAN	32,096,289
BJUN	8,308,951
BMAR	3,281,174
BMAY	5,160,058
PFEB	5,165,458
PJAN	58,585,995
PJUN	18,432,514
PMAR	578,985
PMAY	29,338,699
UFEB	2,982,962
UJAN	15,266,431
UJUN	2,090,070
UMAR	4,397,783
UMAY	4,901,645
KAPR	8,852,570
KJAN	19,274,758
KJUL	6,281,637

All other Funds did not utilize any capital loss carryforwards during the fiscal year or period ended October 31, 2024.
The tax character of the distributions paid by the Funds during the fiscal years ended October 31, 2024 and October 31, 2023 were as follows:

	2024 Distributions paid from:
	Net Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
APRD	$514,143	$ 198,983	$—	$713,126
JAND	215,258	78,596	—	293,854
JULD	303,953	63,468	—	367,421
OCTD	291,307	107,201	38,351	436,859
LAPR	87,613	—	29,719	117,332
LJAN	417,456	—	162,312	579,768
LJUL	30,568	—	10,938	41,506
LOCT	735,995	—	384,786	1,120,781
APRH	1,390,861	462,508	92,364	1,945,733
JANH	387,862	87,730	—	475,592
JULH	1,346,076	302,010	—	1,648,086
OCTH	1,062,394	287,010	99,745	1,449,149
APRJ	1,919,828	529,484	30,654	2,479,966
JANJ	853,128	129,365	—	982,493
JULJ	1,334,589	219,971	—	1,554,560
OCTJ	1,192,241	226,849	24,164	1,443,254

527

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)

	2024 Distributions paid from:
	Net Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
APRQ	$976,324	$113,450	$123,719	$1,213,493
JANQ	327,062	8,916	—	335,978
JULQ	403,054	59,186	372	462,612
OCTQ	572,001	49,266	40,170	661,437
HAPR	44,091	—	22,674	66,765
HJAN	305,598	—	198,537	504,135
HJUL	22,917	—	8,565	31,482
HOCT	566,757	—	421,974	988,731

	2023 Distributions paid from:
	Net Ordinary Income	Net Short-Term Capital Gains	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
APRD	$283,107	$ —	$ 130,166	$56,909	$470,182
JULD	56,707	—	—	34,284	90,991
LOCT	17,869	—	—	18,403	36,272
APRH	879,416	—	200,890	—	1,080,306
JULH	305,873	—	—	164,147	470,020
APRJ	1,370,756	—	296,362	—	1,667,118
JULJ	353,370	—	—	65,989	419,359
APRQ	946,128	—	73,106	—	1,019,234
JULQ	114,234	—	699	—	114,933
HOCT	6,351	—	—	8,763	15,114

All other Funds did not pay any distributions during the fiscal years ended October 31, 2024 and October 31, 2023.
7. ACCOUNTING PRONOUNCEMENTS
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund(s). Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
8. SUBSEQUENT EVENT
Management has evaluated the impact of all subsequent events of the Funds through the date of the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

528

INNOVATOR ETFs TRUST
BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (Unaudited)
BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE FOLLOWING INNOVATOR FUND:
Innovator Equity Defined Protection ETF - 2 Yr to January 2027
At a quarterly Board meeting held on June 16, 2023, the Trust’s Board considered approval of the Advisory Agreement with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator Equity Defined Protection ETF - 2 Yr to January 2027 (the “Fund”), and the Sub-Advisory Agreement among the Trust, on behalf of the Fund, the Adviser and Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”), for an initial two-year term. The Board determined that the agreements were in the best interests of the Fund in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Adviser in advance of the meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Adviser and the Sub-Adviser to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by the Fund as compared to fees charged to the peer group of the Fund and as compared to fees charged to other clients of the Adviser and the Sub-Adviser, including other ETFs managed by the Adviser and the Sub-Adviser; the estimated expenses of the Fund as compared to expense ratios of the funds in the Fund’s peer group; the nature of the expenses to be incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Adviser and the Sub-Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub-Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub-Adviser are reasonable business arrangements from the Fund’s perspective as well as from the perspective of the Fund’s shareholders.
In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services to be provided by the Adviser and Milliman pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Adviser to the Fund, including oversight of Milliman, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser will oversee Milliman’s day-to-day management of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Milliman’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective and policies. With respect to the sub-advisory agreement, the Board reviewed the materials provided by Milliman and noted the background and experience of Milliman’s portfolio management team and Milliman’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Adviser and Milliman under the agreements were expected to be satisfactory.
Since the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund.
The Board considered the proposed unitary fee rate payable by the Fund under the investment management agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay

529

INNOVATOR ETFs TRUST
BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (Unaudited)(Continued)
the Adviser a unitary fee equal to an annual rate of 0.79% of its average daily net assets. The Board considered that, from the unitary fee for the Fund, the Adviser would pay Milliman an annual sub-advisory fee based on the Fund’s assets under management at a maximum rate of 0.12%.
The Board noted that the Adviser would be responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and reviewed information for the Fund showing the advisory fee rates and expense ratios of the funds comprising the Fund’s peer group, as well as advisory fee rates charged by the Adviser and Milliman to other funds (including ETFs) and non-fund clients, as applicable. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the agreements, the Board determined that the proposed unitary fee for the Fund, including the fee rate to be paid by the Adviser to Milliman from the unitary fee, was fair.
The Board noted that the proposed unitary fee for the Fund was structured to pass the benefits of any economies of scale on to shareholders as the Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Adviser and Milliman, but that the unitary fee structure provides a level of certainty in expenses for the Fund. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.
Because the Fund has not yet commenced operations and the actual asset base of the Fund has not yet been determined, the Board noted that there was no historical profitability information with respect to the Fund to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the agreements.
The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser and Milliman. The Board concluded that the character and amount of potential fall-out benefits to the Adviser and Milliman were consistent with the types of benefits generally derived by investment managers and sub-advisers to funds.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Fund. No single factor was determinative in the Board’s analysis, and individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

530

INNOVATOR ETFs TRUST
BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (Unaudited)
BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE FOLLOWING INNOVATOR FUND:
Innovator Equity Defined Protection ETF - 2 Yr to April 2027
At a quarterly Board meeting held on December 13, 2023, the Trust’s Board considered approval of the Advisory Agreement with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator Equity Defined Protection ETF - 2 Yr to April 2027 (the “Fund”), and the Sub-Advisory Agreement among the Trust, on behalf of the Fund, the Adviser and Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”), for an initial two-year term. The Board determined that the agreements were in the best interests of the Fund in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Adviser in advance of the meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Adviser and the Sub-Adviser to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by the Fund as compared to fees charged to the peer group of the Fund and as compared to fees charged to other clients of the Adviser and the Sub-Adviser, including other ETFs managed by the Adviser and the Sub-Adviser; the estimated expenses of the Fund as compared to expense ratios of the funds in the Fund’s peer group; the nature of the expenses to be incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Adviser and the Sub-Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub-Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub-Adviser are reasonable business arrangements from the Fund’s perspective as well as from the perspective of the Fund’s shareholders.
In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services to be provided by the Adviser and Milliman pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Adviser to the Fund, including oversight of Milliman, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser will oversee Milliman’s day-to-day management of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Milliman’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective and policies. With respect to the sub-advisory agreement, the Board reviewed the materials provided by Milliman and noted the background and experience of Milliman’s portfolio management team and Milliman’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Adviser and Milliman under the agreements were expected to be satisfactory.
Since the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund.
The Board considered the proposed unitary fee rate payable by the Fund under the investment management agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay

531

INNOVATOR ETFs TRUST
BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (Unaudited)(Continued)
the Adviser a unitary fee equal to an annual rate of 0.79% of its average daily net assets. The Board considered that, from the unitary fee for the Fund, the Adviser would pay Milliman an annual sub-advisory fee based on the Fund’s assets under management at a maximum rate of 0.12%.
The Board noted that the Adviser would be responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and reviewed information for the Fund showing the advisory fee rates and expense ratios of the funds comprising the Fund’s peer group, as well as advisory fee rates charged by the Adviser and Milliman to other funds (including ETFs) and non-fund clients, as applicable. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the agreements, the Board determined that the proposed unitary fee for the Fund, including the fee rate to be paid by the Adviser to Milliman from the unitary fee, was fair.
The Board noted that the proposed unitary fee for the Fund was structured to pass the benefits of any economies of scale on to shareholders as the Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Adviser and Milliman, but that the unitary fee structure provides a level of certainty in expenses for the Fund. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.
Because the Fund has not yet commenced operations and the actual asset base of the Fund has not yet been determined, the Board noted that there was no historical profitability information with respect to the Fund to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the agreements.
The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser and Milliman. The Board concluded that the character and amount of potential fall-out benefits to the Adviser and Milliman were consistent with the types of benefits generally derived by investment managers and sub-advisers to funds.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Fund. No single factor was determinative in the Board’s analysis, and individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

532

INNOVATOR ETFs TRUST
BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (Unaudited)
BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE FOLLOWING INNOVATOR FUNDS:
Innovator Growth-100 Power Buffer ETF - February
Innovator Growth-100 Power Buffer ETF - March
Innovator Growth-100 Power Buffer ETF - May
Innovator Growth-100 Power Buffer ETF - December
Innovator U.S. Small Cap Power Buffer ETF - February
Innovator U.S. Small Cap Power Buffer ETF - March
Innovator U.S. Small Cap Power Buffer ETF - May
Innovator U.S. Small Cap Power Buffer ETF - December
At a special Board meeting held on April 24, 2024, the Trust’s Board considered approval of the Advisory Agreement with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator Growth-100 Power Buffer ETF - February, Innovator Growth-100 Power Buffer ETF - March, Innovator Growth-100 Power Buffer ETF - May, Innovator Growth-100 Power Buffer ETF - December, Innovator U.S. Small Cap Power Buffer ETF - February, Innovator U.S. Small Cap Power Buffer ETF - March, Innovator U.S. Small Cap Power Buffer ETF - May, and Innovator U.S. Small Cap Power Buffer ETF - December (the “Funds”), and the Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Adviser and Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”), for an initial two-year term. The Board determined that the agreements were in the best interests of the Funds in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Adviser in advance of the meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Adviser and the Sub-Adviser to the Funds (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by each Fund as compared to fees charged to peer groups of the Funds and as compared to fees charged to other clients of the Adviser and the Sub-Adviser, including other ETFs managed by the Adviser and the Sub-Adviser; the estimated expenses of the Funds as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses to be incurred in providing services to the Funds and the potential for economies of scale, if any; financial data on the Adviser and the Sub-Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub-Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub-Adviser are reasonable business arrangements from each Fund’s perspective as well as from the perspective of each Fund’s shareholders.
In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services to be provided by the Adviser and Milliman pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser will be responsible for the overall management and administration of the Funds and reviewed all of the services to be provided by the Adviser to the Funds, including oversight of Milliman, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser will oversee Milliman’s day-to-day management of each of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Milliman’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance

533

INNOVATOR ETFs TRUST
BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (Unaudited)(Continued)
with its investment objective and policies. With respect to the sub-advisory agreement, the Board reviewed the materials provided by Milliman and noted the background and experience of Milliman’s portfolio management team and Milliman’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Funds by the Adviser and Milliman under the agreements were expected to be satisfactory.
Since the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds.
The Board considered the proposed unitary fee rate payable by each Fund under the investment management agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, each Fund would pay the Adviser a unitary fee equal to an annual rate of 0.79% of its average daily net assets. The Board considered that, from the unitary fee for each of the Funds, the Adviser would pay Milliman an annual sub-advisory fee based on each Fund’s assets under management at a maximum rate of 0.12%.
The Board noted that the Adviser would be responsible for the Funds’ expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and reviewed information for the Funds showing the advisory fee rates and expense ratios of the funds comprising of each Fund’s peer group, as well as advisory fee rates charged by the Adviser and Milliman to other funds (including ETFs) and non-fund clients, as applicable. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Funds under the agreements, the Board determined that the proposed unitary fee for each of the Funds, including the fee rate to be paid by the Adviser to Milliman from the unitary fee, was fair.
The Board noted that the proposed unitary fee for each of the Funds was structured to pass the benefits of any economies of scale on to shareholders as the respective Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the respective Fund would benefit the Adviser and Milliman, but that the unitary fee structure provides a level of certainty in expenses for each of the Funds. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.
Because the Funds have not yet commenced operations and the actual asset base of the Funds has not yet been determined, the Board noted that there was no historical profitability information with respect to the Funds to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the agreements.
The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser and Milliman. The Board concluded that the character and amount of potential fall-out benefits to the Adviser and Milliman were consistent with the types of benefits generally derived by investment managers and sub-advisers to funds.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Funds. No single factor was determinative in the Board’s analysis, and individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

534

INNOVATOR ETFs TRUST
BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (Unaudited)
BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE FOLLOWING INNOVATOR FUNDS:
Innovator Equity Defined Protection ETF - 1 Yr January
Innovator Equity Defined Protection ETF - 1 Yr April
At a quarterly Board meeting held on June 13, 2024, the Trust’s Board considered approval of the Advisory Agreement with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator Equity Defined Protection ETF - 1 Yr January and Innovator Equity Defined Protection ETF - 1 Yr April (the “Funds”), and the Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Adviser and Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”), for an initial two-year term. The Board determined that the agreements were in the best interests of the Funds in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Adviser in advance of the meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Adviser and the Sub-Adviser to the Funds (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by each Fund as compared to fees charged to peer groups of the Funds and as compared to fees charged to other clients of the Adviser and the Sub-Adviser, including other ETFs managed by the Adviser and the Sub-Adviser; the estimated expenses of the Funds as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses to be incurred in providing services to the Funds and the potential for economies of scale, if any; financial data on the Adviser and the Sub-Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub-Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub-Adviser are reasonable business arrangements from each Fund’s perspective as well as from the perspective of each Fund’s shareholders.
In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services to be provided by the Adviser and Milliman pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser will be responsible for the overall management and administration of the Funds and reviewed all of the services to be provided by the Adviser to the Funds, including oversight of Milliman, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser will oversee Milliman’s day-to-day management of each of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Milliman’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective and policies. With respect to the sub-advisory agreement, the Board reviewed the materials provided by Milliman and noted the background and experience of Milliman’s portfolio management team and Milliman’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Funds by the Adviser and Milliman under the agreements were expected to be satisfactory.
Since the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds.

535

INNOVATOR ETFs TRUST
BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (Unaudited)(Continued)
The Board considered the proposed unitary fee rate payable by each Fund under the investment management agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, each Fund would pay the Adviser a unitary fee equal to an annual rate of 0.79% of its average daily net assets. The Board considered that, from the unitary fee for each of the Funds, the Adviser would pay Milliman an annual sub-advisory fee based on each Fund’s assets under management at a maximum rate of 0.12%.
The Board noted that the Adviser would be responsible for the Funds’ expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and reviewed information for the Funds showing the advisory fee rates and expense ratios of the funds comprising of each Fund’s peer group, as well as advisory fee rates charged by the Adviser and Milliman to other funds (including ETFs) and non-fund clients, as applicable. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Funds under the agreements, the Board determined that the proposed unitary fee for each of the Funds, including the fee rate to be paid by the Adviser to Milliman from the unitary fee, was fair.
The Board noted that the proposed unitary fee for each of the Funds was structured to pass the benefits of any economies of scale on to shareholders as the respective Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the respective Fund would benefit the Adviser and Milliman, but that the unitary fee structure provides a level of certainty in expenses for each of the Funds. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.
Because the Funds have not yet commenced operations and the actual asset base of the Funds has not yet been determined, the Board noted that there was no historical profitability information with respect to the Funds to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the agreements.
The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser and Milliman. The Board concluded that the character and amount of potential fall-out benefits to the Adviser and Milliman were consistent with the types of benefits generally derived by investment managers and sub-advisers to funds.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Funds. No single factor was determinative in the Board’s analysis, and individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

536

INNOVATOR ETFs TRUST
BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (Unaudited)
BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE FOLLOWING INNOVATOR FUNDS:
Innovator Equity Defined Protection ETF - 1 Yr February
Innovator Equity Defined Protection ETF - 1 Yr March
Innovator Equity Defined Protection ETF - 1 Yr May
Innovator Equity Defined Protection ETF - 1 Yr December
At a special Board meeting held on July 22, 2024, the Trust’s Board considered approval of the Advisory Agreement with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator Equity Defined Protection ETF - 1 Yr February, Innovator Equity Defined Protection ETF - 1 Yr March, Innovator Equity Defined Protection ETF - 1 Yr May and Innovator Equity Defined Protection ETF - 1 Yr December (the “Funds”), and the Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Adviser and Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”), for an initial two-year term. The Board determined that the agreements were in the best interests of the Funds in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Adviser in advance of the meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Adviser and the Sub-Adviser to the Funds (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by each Fund as compared to fees charged to peer groups of the Funds and as compared to fees charged to other clients of the Adviser and the Sub-Adviser, including other ETFs managed by the Adviser and the Sub-Adviser; the estimated expenses of the Funds as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses to be incurred in providing services to the Funds and the potential for economies of scale, if any; financial data on the Adviser and the Sub-Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub-Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub-Adviser are reasonable business arrangements from each Fund’s perspective as well as from the perspective of each Fund’s shareholders.
In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services to be provided by the Adviser and Milliman pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser will be responsible for the overall management and administration of the Funds and reviewed all of the services to be provided by the Adviser to the Funds, including oversight of Milliman, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser will oversee Milliman’s day-to-day management of each of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Milliman’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective and policies. With respect to the sub-advisory agreement, the Board reviewed the materials provided by Milliman and noted the background and experience of Milliman’s portfolio management team and Milliman’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Funds by the Adviser and Milliman under the agreements were expected to be satisfactory.

537

INNOVATOR ETFs TRUST
BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (Unaudited)(Continued)
Since the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds.
The Board considered the proposed unitary fee rate payable by each Fund under the investment management agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, each Fund would pay the Adviser a unitary fee equal to an annual rate of 0.79% of its average daily net assets. The Board considered that, from the unitary fee for each of the Funds, the Adviser would pay Milliman an annual sub-advisory fee based on each Fund’s assets under management at a maximum rate of 0.12%.
The Board noted that the Adviser would be responsible for the Funds’ expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and reviewed information for the Funds showing the advisory fee rates and expense ratios of the funds comprising of each Fund’s peer group, as well as advisory fee rates charged by the Adviser and Milliman to other funds (including ETFs) and non-fund clients, as applicable. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Funds under the agreements, the Board determined that the proposed unitary fee for each of the Funds, including the fee rate to be paid by the Adviser to Milliman from the unitary fee, was fair.
The Board noted that the proposed unitary fee for each of the Funds was structured to pass the benefits of any economies of scale on to shareholders as the respective Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the respective Fund would benefit the Adviser and Milliman, but that the unitary fee structure provides a level of certainty in expenses for each of the Funds. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.
Because the Funds have not yet commenced operations and the actual asset base of the Funds has not yet been determined, the Board noted that there was no historical profitability information with respect to the Funds to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the agreements.
The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser and Milliman. The Board concluded that the character and amount of potential fall-out benefits to the Adviser and Milliman were consistent with the types of benefits generally derived by investment managers and sub-advisers to funds.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Funds. No single factor was determinative in the Board’s analysis, and individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

538

INNOVATOR ETFs TRUST
BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (Unaudited)
BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE FOLLOWING INNOVATOR FUND:
Innovator Uncapped Bitcoin 20 Floor ETF - Quarterly
At a special Board meeting held on January 29, 2025, the Trust’s Board considered approval of the Advisory Agreement with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator Uncapped Bitcoin 20 Floor ETF - Quarterly (the “Fund”), and the Sub-Advisory Agreement among the Trust, on behalf of the Fund, the Adviser and Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”), for an initial two-year term. The Board determined that the agreements were in the best interests of the Fund in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Adviser in advance of the meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Adviser and the Sub-Adviser to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by the Fund as compared to fees charged to the peer group of the Fund and as compared to fees charged to other clients of the Adviser and the Sub-Adviser, including other ETFs managed by the Adviser and the Sub-Adviser; the estimated expenses of the Fund as compared to expense ratios of the funds in the Fund’s peer group; the nature of the expenses to be incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Adviser and the Sub-Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub-Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub-Adviser are reasonable business arrangements from the Fund’s perspective as well as from the perspective of the Fund’s shareholders.
In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services to be provided by the Adviser and Milliman pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Adviser to the Fund, including oversight of Milliman, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser will oversee Milliman’s day-to-day management of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Milliman’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective and policies. With respect to the sub-advisory agreement, the Board reviewed the materials provided by Milliman and noted the background and experience of Milliman’s portfolio management team and Milliman’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Adviser and Milliman under the agreements were expected to be satisfactory.
Since the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund.
The Board considered the proposed unitary fee rate payable by the Fund under the investment management agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay

539

INNOVATOR ETFs TRUST
BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (Unaudited)(Continued)
the Adviser a unitary fee equal to an annual rate of 0.79% of its average daily net assets. The Board considered that, from the unitary fee for the Fund, the Adviser would pay Milliman an annual sub-advisory fee based on the Fund’s assets under management at a maximum rate of 0.12%.
The Board noted that the Adviser would be responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and reviewed information for the Fund showing the advisory fee rates and expense ratios of the funds comprising the Fund’s peer group, as well as advisory fee rates charged by the Adviser and Milliman to other funds (including ETFs) and non-fund clients, as applicable. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the agreements, the Board determined that the proposed unitary fee for the Fund, including the fee rate to be paid by the Adviser to Milliman from the unitary fee, was fair.
The Board noted that the proposed unitary fee for the Fund was structured to pass the benefits of any economies of scale on to shareholders as the Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Adviser and Milliman, but that the unitary fee structure provides a level of certainty in expenses for the Fund. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.
Because the Fund has not yet commenced operations and the actual asset base of the Fund has not yet been determined, the Board noted that there was no historical profitability information with respect to the Fund to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the agreements.
The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser and Milliman. The Board concluded that the character and amount of potential fall-out benefits to the Adviser and Milliman were consistent with the types of benefits generally derived by investment managers and sub-advisers to funds.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Fund. No single factor was determinative in the Board’s analysis, and individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

540

INNOVATOR ETFs TRUST
Additional Information (Unaudited)
1. INFORMATION ABOUT PROSPECTUS
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the respective Fund. Please read the Prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, or by calling toll free at 1-800-208-5212 or visiting www.innovatoretfs.com.
2. PROXY VOTING POLICIES AND PROCEDURES
The Trust’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1-877-386-3890 and on the SEC’s website at www.sec.gov. Information relating to how each Fund voted proxies relating to portfolio securities held during each year ended June 30 is also available on the SEC’S website at www.sec.gov.
3. INFORMATION ABOUT PORTFOLIO SECURITIES
Each Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Trust’s Form N-Q or Part F of Form N-PORT is available without charge, upon request, by calling 1-877-386-3890, or on the SEC’s website at www.sec.gov. The Trust’s Form N-Q or Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
4. HOUSEHOLD DELIVERY OF SHAREHOLDER DOCUMENTS
In order to reduce expenses, the Trust delivers one copy of an annual/semi-annual report, prospectus and/or proxy statement on behalf of two or more shareholders at a shared address (householding). If you do not wish to participate in householding, please indicate this preference on your new account application (if you are opening a new account) or call 1-877-FUND890 (877-386- 3890) to change the status of your existing account. You may change your status at any time.
5. ELECTRONIC DELIVERY OF SHAREHOLDER DOCUMENTS
You may choose to receive a Fund’s prospectus and annual and semi-annual reports electronically. To sign up for electronic delivery, visit www.icsdelivery. com and select the first letter of your brokerage firm’s name. Then, select your brokerage institution from the list that follows, fill out the appropriate information and provide an e-mail address where you would like your information sent. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.
6. TAX NOTICE
For the fiscal year ended October 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.
For the taxable year ended October 31, 2024, the percentage of ordinary income dividends paid by the Funds that qualify for the dividends received deduction available to corporations was 0.00%.
For the taxable year ended October 31, 2024, the percentage of ordinary income distributions that were designated as short-term capital gain distributions under Internal Revenue Section 871(k)2(c) were, respectively:

% of Ordinary Income Distributions designated as Short-Term Capital Gain Distributions
TFJL	0.00%
TBJL	0.00%
BALT	0.00%
EBUF	0.00%

541

INNOVATOR ETFs TRUST
Additional Information (Unaudited)(Continued)

% of Ordinary Income Distributions designated as Short-Term Capital Gain Distributions
EAPR	0.00%
EJAN	0.00%
EJUL	0.00%
EOCT	0.00%
ZAUG	0.00%
ZJUL	0.00%
ZNOV	0.00%
ZOCT	0.00%
ZSEP	0.00%
AAPR	0.00%
AJAN	0.00%
TJUL	0.00%
AJUL	0.00%
AOCT	0.00%
APOC	0.00%
JAJL	0.00%
XDQQ	0.00%
QTAP	0.00%
QTJA	0.00%
QTJL	0.00%
QTOC	0.00%
NAPR	0.00%
NAUG	0.00%
NJAN	0.00%
NJUL	0.00%
NJUN	0.00%
NNOV	0.00%
NOCT	0.00%
NSEP	0.00%
IBUF	0.00%
IAPR	0.00%
IAUG	0.00%
IDEC	0.00%
IFEB	0.00%
IJAN	0.00%
IJUL	0.00%
IJUN	0.00%
IMAR	0.00%
IMAY	0.00%
INOV	0.00%
IOCT	0.00%
ISEP	0.00%
QBUF	0.00%
APRD	30.22%
JAND	27.55%
JULD	29.51%

542

INNOVATOR ETFs TRUST
Additional Information (Unaudited)(Continued)

% of Ordinary Income Distributions designated as Short-Term Capital Gain Distributions
OCTD	24.55%
LAPR	0.00%
LJAN	0.00%
LJUL	0.00%
LOCT	0.00%
APRH	19.72%
JANH	20.55%
JULH	22.55%
OCTH	18.05%
APRJ	12.95%
JANJ	13.04%
JULJ	15.50%
OCTJ	12.87%
APRQ	6.12%
JANQ	7.41%
JULQ	9.21%
OCTQ	5.84%
HAPR	0.00%
HJAN	0.00%
HJUL	3.31%
HOCT	0.00%
ZALT	0.00%
EALT	0.00%
XBAP	0.00%
XBJA	0.00%
XBJL	0.00%
XBOC	0.00%
XDAP	0.00%
XDJA	0.00%
XDJL	0.00%
XDOC	0.00%
XDSQ	0.00%
XTAP	0.00%
XTJA	0.00%
XTJL	0.00%
XTOC	0.00%
BAPR	0.00%
BAUG	0.00%
BDEC	0.00%
BFEB	0.00%
BJAN	0.00%
BJUL	0.00%
BJUN	0.00%
BMAR	0.00%
BMAY	0.00%
BNOV	0.00%

543

INNOVATOR ETFs TRUST
Additional Information (Unaudited)(Continued)

% of Ordinary Income Distributions designated as Short-Term Capital Gain Distributions
BOCT	0.00%
BSEP	0.00%
PAPR	0.00%
PAUG	0.00%
PDEC	0.00%
PFEB	0.00%
PJAN	0.00%
PJUL	0.00%
PJUN	0.00%
PMAR	0.00%
PMAY	0.00%
PNOV	0.00%
POCT	0.00%
PSEP	0.00%
UAPR	0.00%
UAUG	0.00%
UDEC	0.00%
UFEB	0.00%
UJAN	0.00%
UJUL	0.00%
UJUN	0.00%
UMAR	0.00%
UMAY	0.00%
UNOV	0.00%
UOCT	0.00%
USEP	0.00%
RBUF	0.00%
KAPR	0.00%
KAUG	0.00%
KJAN	0.00%
KJUL	0.00%
KJUN	0.00%
KNOV	0.00%
KOCT	0.00%
KSEP	0.00%

544

The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to information provided within financial statements.

545

INVESTMENT ADVISOR
Innovator Capital Management, LLC
200 West Front Street
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
Milliman Financial Risk Management, LLC
71 South Wacker Drive, 31st Floor
Chicago, IL 60606
ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
CUSTODIAN
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street, 27th Floor
Chicago, IL 60606
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d 15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Innovator ETFs Trust

By (Signature and Title)*	/s/ Bruce Bond
Bruce Bond, Principal Executive Officer

Date	6/26/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce Bond
Bruce Bond, Principal Executive Officer

Date	6/26/25

By (Signature and Title)*	/s/ Kathleen Meyer
Kathleen Meyer, Principal Financial Officer

Date	6/26/25

* Print the name and title of each signing officer under his or her signature.